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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22127

Columbia Funds Variable Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments.

Portfolio of Investments
CTIVPSM – Loomis Sayles Growth Fund (formerly Variable Portfolio – Loomis Sayles Growth Fund), March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.6%
Issuer	Shares	Value ($)
Consumer Discretionary 10.9%
Hotels, Restaurants & Leisure 3.6%
Starbucks Corp.	166,644	9,647,021
Yum China Holdings, Inc.	634,336	26,324,944
Yum! Brands, Inc.	431,513	36,734,702
Total		72,706,667
Internet & Direct Marketing Retail 7.3%
Amazon.com, Inc.(a)	103,499	149,798,243
Total Consumer Discretionary		222,504,910
Consumer Staples 12.1%
Beverages 6.2%
Coca-Cola Co. (The)	1,174,789	51,021,086
Monster Beverage Corp.(a)	1,319,077	75,464,395
Total		126,485,481
Food Products 3.1%
Danone SA, ADR	3,893,879	63,392,350
Household Products 2.8%
Colgate-Palmolive Co.	83,728	6,001,623
Procter & Gamble Co. (The)	651,163	51,624,203
Total		57,625,826
Total Consumer Staples		247,503,657
Energy 2.9%
Energy Equipment & Services 2.9%
Schlumberger Ltd.	933,855	60,495,127
Total Energy		60,495,127
Financials 6.2%
Capital Markets 5.1%
Factset Research Systems, Inc.	176,277	35,153,159
SEI Investments Co.	917,657	68,741,686
Total		103,894,845
Consumer Finance 1.1%
American Express Co.	239,114	22,304,554
Total Financials		126,199,399
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 14.4%
Biotechnology 4.5%
Amgen, Inc.	203,049	34,615,794
Regeneron Pharmaceuticals, Inc.(a)	167,520	57,687,187
Total		92,302,981
Health Care Equipment & Supplies 2.2%
Varian Medical Systems, Inc.(a)	364,609	44,719,294
Health Care Technology 2.0%
Cerner Corp.(a)	713,734	41,396,572
Pharmaceuticals 5.7%
Merck & Co., Inc.	347,916	18,950,984
Novartis AG, ADR	431,529	34,889,120
Novo Nordisk A/S, ADR	1,263,039	62,204,671
Total		116,044,775
Total Health Care		294,463,622
Industrials 7.1%
Air Freight & Logistics 4.2%
Expeditors International of Washington, Inc.	884,792	56,007,334
United Parcel Service, Inc., Class B	285,640	29,895,082
Total		85,902,416
Machinery 2.9%
Deere & Co.	380,316	59,070,681
Total Industrials		144,973,097
Information Technology 43.0%
Communications Equipment 4.1%
Cisco Systems, Inc.	1,952,088	83,725,054
Internet Software & Services 18.3%
Alibaba Group Holding Ltd., ADR(a)	735,944	135,075,162
Alphabet, Inc., Class A(a)	56,861	58,972,818
Alphabet, Inc., Class C(a)	57,003	58,815,125
Facebook, Inc., Class A(a)	758,222	121,156,293
Total		374,019,398
CTIVPSM – Loomis Sayles Growth Fund | Quarterly Report 2018	1

Portfolio of Investments  (continued)
CTIVPSM – Loomis Sayles Growth Fund (formerly Variable Portfolio – Loomis Sayles Growth Fund), March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 6.4%
Automatic Data Processing, Inc.	147,285	16,713,902
Visa, Inc., Class A	958,203	114,620,243
Total		131,334,145
Semiconductors & Semiconductor Equipment 2.7%
QUALCOMM, Inc.	997,350	55,263,163
Software 11.5%
Autodesk, Inc.(a)	630,970	79,237,213
Microsoft Corp.	673,416	61,462,678
Oracle Corp.	2,057,000	94,107,750
Total		234,807,641
Total Information Technology		879,149,401
Total Common Stocks (Cost $1,405,708,984)		1,975,289,213

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(b),(c)	50,284,873	50,279,844
Total Money Market Funds (Cost $50,282,947)		50,279,844
Total Investments in Securities (Cost: $1,455,991,931)		2,025,569,057
Other Assets & Liabilities, Net		18,327,275
Net Assets		2,043,896,332

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	13,931,281	58,326,172	(21,972,580)	50,284,873	(1,177)	(3,180)	112,712	50,279,844
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
2	CTIVPSM – Loomis Sayles Growth Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – Loomis Sayles Growth Fund (formerly Variable Portfolio – Loomis Sayles Growth Fund), March 31, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	222,504,910	—	—	—	222,504,910
Consumer Staples	247,503,657	—	—	—	247,503,657
Energy	60,495,127	—	—	—	60,495,127
Financials	126,199,399	—	—	—	126,199,399
Health Care	294,463,622	—	—	—	294,463,622
Industrials	144,973,097	—	—	—	144,973,097
Information Technology	879,149,401	—	—	—	879,149,401
Total Common Stocks	1,975,289,213	—	—	—	1,975,289,213
Money Market Funds	—	—	—	50,279,844	50,279,844
Total Investments in Securities	1,975,289,213	—	—	50,279,844	2,025,569,057
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
CTIVPSM – Loomis Sayles Growth Fund | Quarterly Report 2018	3

Portfolio of Investments
Columbia Variable Portfolio - Government Money Market Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Repurchase Agreements 9.8%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Tri-party RBC Capital Markets LLC
dated 03/29/2018, matures 04/02/2018,
repurchase price $15,000,731 (collateralized by U.S. Treasury Securities, total market value $15,300,011)
	1.750%	15,000,000	15,000,000
Tri-party TD Securities (USA) LLC
dated 03/29/2018, matures 04/02/2018,
repurchase price $15,000,735 (collateralized by U.S. Treasury Securities, total market value $15,300,023)
	1.760%	15,000,000	15,000,000
Total Repurchase Agreements (Cost $30,000,000)			30,000,000

U.S. Government & Agency Obligations 80.3%

Federal Agricultural Mortgage Corp. Discount Notes
04/30/2018	1.640%	15,000,000	14,978,472
Federal Farm Credit Banks(a)
1-month USD LIBOR + -0.075% 10/29/2018	1.770%	4,400,000	4,400,000
Federal Farm Credit Banks Discount Notes
04/02/2018	1.140%	4,000,000	3,999,500
04/11/2018	1.420%	5,000,000	4,997,467
04/19/2018	1.620%	10,000,000	9,990,667
05/01/2018	1.650%	10,000,000	9,985,067
06/05/2018	1.700%	2,300,000	2,292,723
Federal Home Loan Banks(a)
1-month USD LIBOR + -0.145% 08/08/2018	1.570%	9,500,000	9,500,000
1-month USD LIBOR + -0.120% 09/07/2018	1.600%	4,400,000	4,400,000
Federal Home Loan Banks Discount Notes
04/02/2018	1.100%	4,000,000	3,999,517
04/03/2018	1.190%	7,000,000	6,998,861
04/04/2018	1.150%	5,000,000	4,999,052
04/05/2018	1.330%	9,000,000	8,997,705
04/06/2018	1.390%	12,600,000	12,596,166
04/09/2018	1.410%	7,000,000	6,997,025
04/11/2018	1.500%	6,000,000	5,996,793
04/13/2018	1.480%	9,000,000	8,994,540
04/18/2018	1.660%	5,100,000	5,095,357
04/23/2018	1.680%	9,000,000	8,989,680
04/24/2018	1.680%	7,000,000	6,991,639
U.S. Government & Agency Obligations (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
04/26/2018	1.690%	2,000,000	1,997,405
05/03/2018	1.710%	3,000,000	2,995,098
05/07/2018	1.690%	11,000,000	10,980,145
05/17/2018	1.690%	9,000,000	8,979,600
06/18/2018	1.740%	2,000,000	1,992,311
Federal Home Loan Mortgage Corp. Discount Notes
04/04/2018	1.120%	3,000,000	2,999,450
04/10/2018	1.350%	10,000,000	9,995,569
04/27/2018	1.490%	10,000,000	9,988,178
06/04/2018	1.640%	8,334,000	8,308,942
Federal National Mortgage Association Discount Notes
04/02/2018	1.000%	7,000,000	6,999,236
04/16/2018	1.460%	9,000,000	8,993,540
05/01/2018	1.540%	9,000,000	8,987,520
05/02/2018	1.540%	9,000,000	8,987,130
05/04/2018	1.560%	5,000,000	4,992,319
05/09/2018	1.570%	4,000,000	3,992,978
Total U.S. Government & Agency Obligations (Cost $246,389,652)			246,389,652

U.S. Treasury Obligations 7.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(a)
3-month U.S. Treasury index + 0.140% 01/31/2019	1.908%	10,000,000	10,010,006
3-month U.S. Treasury index + 0.720% 04/30/2019	1.838%	6,000,000	6,001,952
3-month U.S. Treasury index + 0.048% 10/31/2019	1.816%	7,500,000	7,501,952
Total U.S. Treasury Obligations (Cost $23,513,910)			23,513,910

Total Investments in Securities (Cost: $299,903,562)	299,903,562
Other Assets & Liabilities, Net	6,923,960
Net Assets	306,827,522
Notes to Portfolio of Investments
(a)	Variable rate security.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio - Government Money Market Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio - Government Money Market Fund, March 31, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Repurchase Agreements	—	30,000,000	—	30,000,000
U.S. Government & Agency Obligations	—	246,389,652	—	246,389,652
U.S. Treasury Obligations	—	23,513,910	—	23,513,910
Total Investments in Securities	—	299,903,562	—	299,903,562
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.
There were no transfers of financial assets between levels during the period.
2	Columbia Variable Portfolio - Government Money Market Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Variable Portfolio – Overseas Core Fund (formerly Columbia Variable Portfolio – Select International Equity Fund), March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Australia 3.2%
Australia & New Zealand Banking Group Ltd.	503,387	10,477,169
CSL Ltd.	215,162	25,922,413
Total		36,399,582
Belgium 2.4%
Anheuser-Busch InBev SA/NV	257,393	28,275,792
Canada 2.4%
Suncor Energy, Inc.	809,200	27,943,733
China 1.3%
Tencent Holdings Ltd.	268,900	14,434,436
Czech Republic 0.5%
Komercni Banka AS	128,020	5,839,057
Denmark 1.3%
Novo Nordisk A/S, Class B	298,892	14,701,260
France 10.6%
Airbus Group SE	124,144	14,328,226
BNP Paribas SA	468,651	34,697,120
Dassault Systemes	127,840	17,365,996
L’Oreal SA	155,473	35,075,168
Schneider Electric SE	245,181	21,522,057
Total		122,988,567
Germany 4.0%
Brenntag AG	316,225	18,793,480
Deutsche Telekom AG, Registered Shares	1,714,315	27,949,263
Total		46,742,743
Hong Kong 4.3%
AIA Group Ltd.	4,829,200	41,283,277
HKT Trust & HKT Ltd.	7,089,000	8,937,700
Total		50,220,977
India 0.7%
HDFC Bank Ltd.	283,000	8,352,665
Indonesia 2.6%
PT Bank Rakyat Indonesia Persero Tbk	113,267,700	29,725,929
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 4.9%
Bank of Ireland Group PLC(a)	1,347,554	11,789,073
CRH PLC	1,008,399	34,208,421
Ryanair Holdings PLC, ADR(a)	81,537	10,016,820
Total		56,014,314
Japan 23.5%
Bridgestone Corp.	375,500	16,519,690
Capcom Co., Ltd.	1,308,400	30,317,217
Daiwa Securities Group, Inc.	1,574,000	10,130,092
Hoya Corp.	430,600	21,750,739
Keyence Corp.	30,000	18,739,744
Koito Manufacturing Co., Ltd.	356,000	24,860,986
Kubota Corp.	1,457,000	25,683,427
Mitsubishi UFJ Financial Group, Inc.	3,526,400	23,435,105
Nidec Corp.	93,400	14,375,078
Nihon M&A Center, Inc.	366,000	12,675,810
Persol Holdings Co., Ltd.	713,300	20,726,151
Sekisui Chemical Co., Ltd.	1,138,900	19,972,829
Shimano, Inc.	97,400	14,055,430
SoftBank Group Corp.	105,700	7,884,296
Tokyo Electron Ltd.	54,600	10,100,515
Total		271,227,109
Netherlands 7.9%
Akzo Nobel NV	92,833	8,765,729
ASML Holding NV	157,603	31,056,699
ING Groep NV	1,058,957	17,851,008
RELX NV	1,608,865	33,317,130
Total		90,990,566
Singapore 0.8%
DBS Group Holdings Ltd.	423,600	8,947,428
South Korea 1.0%
Samsung Electronics Co., Ltd.	5,038	11,771,167
Spain 1.9%
Industria de Diseno Textil SA	695,419	21,759,894
Sweden 3.5%
Atlas Copco AB, Class A	326,865	14,196,336
Columbia Variable Portfolio – Overseas Core Fund | Quarterly Report 2018	1

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Overseas Core Fund (formerly Columbia Variable Portfolio – Select International Equity Fund), March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hexagon AB, Class B	168,639	10,065,889
Volvo AB B Shares	896,985	16,418,750
Total		40,680,975
Switzerland 4.4%
Roche Holding AG, Genusschein Shares	119,518	27,391,626
UBS AG	1,327,534	23,322,106
Total		50,713,732
United Kingdom 17.9%
3i Group PLC	2,775,410	33,448,621
Anglo American PLC	634,475	14,785,705
DCC PLC	176,701	16,263,003
Ferguson PLC	429,258	32,244,427
HSBC Holdings PLC	1,150,000	10,735,902
Legal & General Group PLC	5,076,460	18,361,230
Rio Tinto PLC	327,969	16,615,683
Common Stocks (continued)
Issuer	Shares	Value ($)
Royal Dutch Shell PLC, Class A	772,249	24,501,256
TechnipFMC PLC	396,859	11,538,884
Unilever PLC	515,721	28,620,295
Total		207,115,006
Total Common Stocks (Cost $961,334,845)		1,144,844,932

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(b),(c)	6,463,658	6,463,012
Total Money Market Funds (Cost $6,463,259)		6,463,012
Total Investments in Securities (Cost $967,798,104)		1,151,307,944
Other Assets & Liabilities, Net		4,276,407
Net Assets		$1,155,584,351

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	8,584,063	62,203,699	(64,324,104)	6,463,658	(2,778)	(933)	73,583	6,463,012
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
2	Columbia Variable Portfolio – Overseas Core Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Overseas Core Fund (formerly Columbia Variable Portfolio – Select International Equity Fund), March 31, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	36,399,582	—	—	36,399,582
Belgium	—	28,275,792	—	—	28,275,792
Canada	27,943,733	—	—	—	27,943,733
China	—	14,434,436	—	—	14,434,436
Czech Republic	—	5,839,057	—	—	5,839,057
Denmark	—	14,701,260	—	—	14,701,260
France	—	122,988,567	—	—	122,988,567
Germany	—	46,742,743	—	—	46,742,743
Hong Kong	—	50,220,977	—	—	50,220,977
India	—	8,352,665	—	—	8,352,665
Indonesia	—	29,725,929	—	—	29,725,929
Ireland	10,016,820	45,997,494	—	—	56,014,314
Japan	—	271,227,109	—	—	271,227,109
Netherlands	—	90,990,566	—	—	90,990,566
Singapore	—	8,947,428	—	—	8,947,428
Columbia Variable Portfolio – Overseas Core Fund | Quarterly Report 2018	3

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Overseas Core Fund (formerly Columbia Variable Portfolio – Select International Equity Fund), March 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
South Korea	—	11,771,167	—	—	11,771,167
Spain	—	21,759,894	—	—	21,759,894
Sweden	—	40,680,975	—	—	40,680,975
Switzerland	—	50,713,732	—	—	50,713,732
United Kingdom	—	207,115,006	—	—	207,115,006
Total Common Stocks	37,960,553	1,106,884,379	—	—	1,144,844,932
Money Market Funds	—	—	—	6,463,012	6,463,012
Total Investments in Securities	37,960,553	1,106,884,379	—	6,463,012	1,151,307,944
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio – Overseas Core Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 96.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.9%
Bombardier, Inc.(a)
12/01/2021	8.750%	966,000	1,062,469
01/15/2023	6.125%	480,000	478,723
12/01/2024	7.500%	760,000	786,375
03/15/2025	7.500%	270,000	277,285
TransDigm, Inc.
05/15/2025	6.500%	2,568,000	2,601,782
06/15/2026	6.375%	2,498,000	2,519,358
Total			7,725,992
Automotive 0.6%
Delphi Technologies PLC(a)
10/01/2025	5.000%	959,000	918,768
IHO Verwaltungs GmbH PIK(a)
09/15/2023	4.500%	1,157,000	1,122,714
09/15/2026	4.750%	503,000	485,250
Total			2,526,732
Banking 0.4%
Ally Financial, Inc.
05/19/2022	4.625%	1,694,000	1,717,719
Brokerage/Asset Managers/Exchanges 0.4%
NFP Corp.(a)
07/15/2025	6.875%	1,238,000	1,224,542
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	307,000	324,395
Total			1,548,937
Building Materials 1.6%
American Builders & Contractors Supply Co., Inc.(a)
04/15/2021	5.625%	724,000	733,663
12/15/2023	5.750%	1,290,000	1,329,665
Beacon Escrow Corp.(a)
11/01/2025	4.875%	1,441,000	1,372,552
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	344,000	362,412
Core & Main LP(a)
08/15/2025	6.125%	480,000	470,380
HD Supply, Inc.(a)
04/15/2024	5.750%	625,000	659,281
James Hardie International Finance DAC(a)
01/15/2028	5.000%	499,000	485,003
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Concrete, Inc.
06/01/2024	6.375%	1,106,000	1,148,531
Total			6,561,487
Cable and Satellite 9.8%
Altice U.S. Finance I Corp.(a)
07/15/2023	5.375%	415,000	420,254
05/15/2026	5.500%	1,951,000	1,904,876
CCO Holdings LLC/Capital Corp.(a)
04/01/2024	5.875%	1,132,000	1,152,507
05/01/2025	5.375%	2,080,000	2,049,907
02/15/2026	5.750%	885,000	880,422
05/01/2026	5.500%	397,000	389,097
05/01/2027	5.875%	621,000	619,849
02/01/2028	5.000%	666,000	625,202
Cequel Communications Holdings I LLC/Capital Corp.(a)
12/15/2021	5.125%	414,000	414,433
12/15/2021	5.125%	299,000	298,845
Cequel Communications Holdings I LLC/Capital Corp.(a),(b)
04/01/2028	7.500%	1,206,000	1,236,383
CSC Holdings LLC(a)
01/15/2023	10.125%	870,000	965,719
10/15/2025	6.625%	1,244,000	1,284,850
10/15/2025	10.875%	1,866,000	2,193,927
04/15/2027	5.500%	585,000	559,879
02/01/2028	5.375%	1,009,000	953,505
DISH DBS Corp.
11/15/2024	5.875%	610,000	544,646
07/01/2026	7.750%	5,081,000	4,763,813
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	317,000	305,917
02/15/2025	6.625%	942,000	871,553
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	1,110,000	1,101,461
07/15/2026	5.375%	877,000	866,105
08/01/2027	5.000%	1,307,000	1,229,620
Unitymedia GmbH(a)
01/15/2025	6.125%	1,551,000	1,625,524
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	2,262,000	2,305,048
Virgin Media Finance PLC(a)
10/15/2024	6.000%	470,000	463,475
01/15/2025	5.750%	2,787,000	2,676,220
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	1,231,000	1,183,006
08/15/2026	5.500%	617,000	599,076
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	2,597,000	2,424,248
Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo Secured Finance BV(a)
01/15/2027	5.500%	2,361,000	2,217,956
Total			39,127,323
Chemicals 3.0%
Angus Chemical Co.(a)
02/15/2023	8.750%	1,194,000	1,232,284
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	1,258,000	1,271,334
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	805,000	807,789
Chemours Co. (The)
05/15/2023	6.625%	1,468,000	1,541,539
INEOS Group Holdings SA(a)
08/01/2024	5.625%	1,262,000	1,275,705
Koppers, Inc.(a)
02/15/2025	6.000%	353,000	360,731
Olin Corp.
02/01/2030	5.000%	665,000	636,632
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	618,000	629,073
12/01/2025	5.875%	1,463,000	1,429,146
PQ Corp.(a)
11/15/2022	6.750%	1,147,000	1,206,977
12/15/2025	5.750%	841,000	834,685
SPCM SA(a)
09/15/2025	4.875%	721,000	700,652
Venator Finance SARL/Materials LLC(a)
07/15/2025	5.750%	209,000	209,039
Total			12,135,586
Construction Machinery 1.2%
H&E Equipment Services, Inc.
09/01/2025	5.625%	424,000	428,240
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	364,000	364,280
United Rentals North America, Inc.
10/15/2025	4.625%	321,000	311,868
09/15/2026	5.875%	1,810,000	1,887,137
05/15/2027	5.500%	1,188,000	1,202,214
01/15/2028	4.875%	598,000	575,989
Total			4,769,728
Consumer Cyclical Services 1.2%
APX Group, Inc.
12/01/2020	8.750%	1,561,000	1,568,975
12/01/2022	7.875%	1,139,000	1,185,165
09/01/2023	7.625%	601,000	622,740
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Interval Acquisition Corp.
04/15/2023	5.625%	1,495,000	1,538,463
Total			4,915,343
Consumer Products 1.7%
Mattel, Inc.(a)
12/31/2025	6.750%	802,000	783,770
Prestige Brands, Inc.(a)
03/01/2024	6.375%	1,041,000	1,067,530
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	1,104,000	1,157,461
Spectrum Brands, Inc.
07/15/2025	5.750%	1,467,000	1,499,644
Springs Industries, Inc.
06/01/2021	6.250%	1,109,000	1,125,917
Valvoline, Inc.
07/15/2024	5.500%	159,000	163,038
08/15/2025	4.375%	931,000	902,493
Total			6,699,853
Diversified Manufacturing 1.0%
Gates Global LLC/Co.(a)
07/15/2022	6.000%	1,027,000	1,043,750
SPX FLOW, Inc.(a)
08/15/2024	5.625%	285,000	289,721
08/15/2026	5.875%	1,053,000	1,080,478
TriMas Corp.(a)
10/15/2025	4.875%	147,000	141,971
Welbilt, Inc.
02/15/2024	9.500%	308,000	343,356
WESCO Distribution, Inc.
06/15/2024	5.375%	427,000	428,022
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	575,000	635,596
Total			3,962,894
Electric 3.9%
AES Corp.
03/15/2023	4.500%	558,000	568,360
05/15/2026	6.000%	1,048,000	1,105,570
09/01/2027	5.125%	418,000	425,920
Calpine Corp.
02/01/2024	5.500%	685,000	625,077
01/15/2025	5.750%	517,000	472,966
Calpine Corp.(a)
06/01/2026	5.250%	300,000	289,469
Dynegy, Inc.
11/01/2024	7.625%	965,000	1,043,127

2	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dynegy, Inc.(a)
01/30/2026	8.125%	1,338,000	1,476,063
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	1,080,000	1,021,533
NRG Energy, Inc.
05/15/2026	7.250%	407,000	431,173
01/15/2027	6.625%	1,402,000	1,434,020
NRG Energy, Inc.(a)
01/15/2028	5.750%	425,000	416,990
NRG Yield Operating LLC
08/15/2024	5.375%	2,493,000	2,501,040
09/15/2026	5.000%	579,000	570,222
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	1,598,000	1,642,188
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	1,704,000	1,620,986
Total			15,644,704
Finance Companies 3.1%
Aircastle Ltd.
02/15/2022	5.500%	1,560,000	1,624,801
04/01/2023	5.000%	138,000	142,062
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	1,176,000	1,160,627
CIT Group, Inc.
03/07/2025	5.250%	294,000	300,611
iStar, Inc.
04/01/2022	6.000%	1,307,000	1,310,677
Navient Corp.
03/25/2020	8.000%	153,000	162,676
07/26/2021	6.625%	649,000	674,291
01/25/2022	7.250%	618,000	654,337
06/15/2022	6.500%	750,000	775,299
01/25/2023	5.500%	752,000	739,159
10/25/2024	5.875%	691,000	676,924
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	879,000	882,389
Quicken Loans, Inc.(a)
05/01/2025	5.750%	1,793,000	1,801,777
Springleaf Finance Corp.
03/15/2023	5.625%	635,000	623,547
03/15/2025	6.875%	955,000	958,066
Total			12,487,243
Food and Beverage 3.3%
B&G Foods, Inc.
04/01/2025	5.250%	2,106,000	1,961,013
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	1,800,000	1,854,670
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	1,509,000	1,408,060
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	433,000	429,661
11/01/2026	4.875%	1,475,000	1,464,474
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	209,000	216,360
Post Holdings, Inc.(a)
03/01/2025	5.500%	463,000	460,371
08/15/2026	5.000%	1,562,000	1,475,229
03/01/2027	5.750%	3,524,000	3,498,331
01/15/2028	5.625%	440,000	420,748
Total			13,188,917
Gaming 5.6%
Boyd Gaming Corp.
05/15/2023	6.875%	1,338,000	1,411,187
04/01/2026	6.375%	1,151,000	1,200,850
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	589,000	564,476
Eldorado Resorts, Inc.
04/01/2025	6.000%	1,117,000	1,133,932
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	340,000	353,309
04/15/2026	5.375%	1,660,000	1,690,670
International Game Technology PLC(a)
02/15/2025	6.500%	1,940,000	2,090,135
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	1,332,000	1,381,347
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	480,000	496,037
09/01/2026	4.500%	472,000	452,427
01/15/2028	4.500%	1,032,000	968,597
MGM Resorts International
03/15/2023	6.000%	676,000	709,778
09/01/2026	4.625%	569,000	542,753
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	1,147,000	1,106,378
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	430,000	413,981
Scientific Games International, Inc.
12/01/2022	10.000%	2,093,000	2,257,614
Scientific Games International, Inc.(a)
10/15/2025	5.000%	1,786,000	1,746,231
Seminole Tribe of Florida, Inc.(a)
10/01/2020	7.804%	345,000	345,000
Tunica-Biloxi Gaming Authority(a)
12/15/2020	3.780%	6,964,002	1,880,281

Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	1,167,000	1,168,099
05/15/2027	5.250%	490,000	481,058
Total			22,394,140
Health Care 6.3%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	396,000	396,907
02/15/2023	5.625%	467,000	474,081
03/01/2024	6.500%	738,000	769,057
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	1,368,000	1,356,733
Charles River Laboratories International, Inc.(a),(b)
04/01/2026	5.500%	362,000	367,673
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	550,000	318,313
03/31/2023	6.250%	1,750,000	1,610,334
DaVita, Inc.
07/15/2024	5.125%	1,055,000	1,033,192
Envision Healthcare Corp.(a)
12/01/2024	6.250%	797,000	822,902
HCA, Inc.
02/15/2022	7.500%	1,378,000	1,514,673
02/01/2025	5.375%	2,459,000	2,465,147
04/15/2025	5.250%	1,836,000	1,875,799
06/15/2026	5.250%	273,000	276,406
02/15/2027	4.500%	1,276,000	1,232,265
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	639,000	632,843
Hologic, Inc.(a)
10/15/2025	4.375%	235,000	227,344
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	2,049,000	2,117,836
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	720,000	734,795
Quintiles IMS, Inc.(a)
05/15/2023	4.875%	1,091,000	1,113,542
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	1,215,000	1,224,285
Teleflex, Inc.
11/15/2027	4.625%	693,000	667,034
Tenet Healthcare Corp.
06/15/2023	6.750%	428,000	419,806
Tenet Healthcare Corp.(a)
07/15/2024	4.625%	1,401,000	1,345,750
05/01/2025	5.125%	871,000	836,290
08/01/2025	7.000%	1,234,000	1,212,881
Total			25,045,888
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 1.1%
Centene Corp.
02/15/2024	6.125%	732,000	761,515
01/15/2025	4.750%	1,224,000	1,192,034
Molina Healthcare, Inc.(a)
06/15/2025	4.875%	274,000	255,679
WellCare Health Plans, Inc.
04/01/2025	5.250%	1,973,000	1,983,123
Total			4,192,351
Home Construction 1.1%
Lennar Corp.(a)
11/15/2024	5.875%	114,000	118,166
06/01/2026	5.250%	241,000	238,080
11/29/2027	4.750%	719,000	692,042
Meritage Homes Corp.
04/01/2022	7.000%	928,000	1,011,801
06/01/2025	6.000%	220,000	225,537
06/06/2027	5.125%	449,000	422,744
Meritage Homes Corp.(a)
06/01/2025	6.000%	315,000	321,365
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	513,000	524,543
03/01/2024	5.625%	848,000	846,983
Total			4,401,261
Independent Energy 7.6%
Callon Petroleum Co.
10/01/2024	6.125%	898,000	917,786
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	1,528,000	1,532,625
Centennial Resource Production LLC(a)
01/15/2026	5.375%	442,000	433,472
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	1,411,000	1,396,227
Diamondback Energy, Inc.
11/01/2024	4.750%	317,000	313,768
05/31/2025	5.375%	1,781,000	1,807,029
Diamondback Energy, Inc.(a)
05/31/2025	5.375%	383,000	387,484
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	196,000	195,127
01/30/2028	5.750%	861,000	855,724
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	732,000	766,078
02/01/2026	5.625%	545,000	516,795
Halcon Resources Corp.(a)
02/15/2025	6.750%	1,292,000	1,256,808

4	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Halcon Resources Corp.
02/15/2025	6.750%	795,000	781,093
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	696,000	661,238
Laredo Petroleum, Inc.
01/15/2022	5.625%	425,000	421,562
03/15/2023	6.250%	2,359,000	2,365,667
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	612,000	634,079
01/15/2025	5.375%	793,000	789,340
08/15/2025	5.250%	1,338,000	1,323,797
10/15/2027	5.625%	1,319,000	1,312,529
PDC Energy, Inc.
09/15/2024	6.125%	1,465,000	1,496,623
Range Resources Corp.
03/15/2023	5.000%	672,000	644,469
RSP Permian, Inc.
01/15/2025	5.250%	2,271,000	2,343,075
SM Energy Co.
06/01/2025	5.625%	329,000	311,686
09/15/2026	6.750%	2,187,000	2,165,871
Whiting Petroleum Corp.(a)
01/15/2026	6.625%	626,000	630,867
WPX Energy, Inc.
01/15/2022	6.000%	2,792,000	2,872,044
09/15/2024	5.250%	1,336,000	1,316,357
Total			30,449,220
Leisure 0.6%
Boyne U.S.A., Inc.(a),(b)
05/01/2025	7.250%	548,000	560,737
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	660,000	643,403
03/15/2026	5.625%	351,000	355,391
LTF Merger Sub, Inc.(a)
06/15/2023	8.500%	587,000	614,336
Viking Cruises Ltd.(a)
09/15/2027	5.875%	420,000	397,967
Total			2,571,834
Lodging 0.2%
Hilton Grand Vacations Borrower LLC/Inc.
12/01/2024	6.125%	97,000	103,222
Wyndham Hotels & Resorts, Inc.(a),(b)
04/15/2026	5.375%	536,000	536,000
Total			639,222
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 2.4%
Match Group, Inc.
06/01/2024	6.375%	1,133,000	1,207,835
MDC Partners, Inc.(a)
05/01/2024	6.500%	382,000	374,282
Netflix, Inc.
02/15/2025	5.875%	340,000	356,150
11/15/2026	4.375%	2,038,000	1,926,301
Netflix, Inc.(a)
04/15/2028	4.875%	3,194,000	3,067,559
Nielsen Luxembourg SARL(a)
02/01/2025	5.000%	808,000	798,548
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	1,631,000	1,656,069
Total			9,386,744
Metals and Mining 4.8%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	461,000	494,303
09/30/2026	7.000%	366,000	394,897
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	957,000	1,000,350
Constellium NV(a)
05/15/2024	5.750%	1,565,000	1,540,450
03/01/2025	6.625%	830,000	841,602
02/15/2026	5.875%	473,000	467,895
Freeport-McMoRan, Inc.
11/14/2024	4.550%	2,587,000	2,536,618
03/15/2043	5.450%	2,665,000	2,465,146
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	702,000	738,689
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	296,000	308,417
01/15/2025	7.625%	1,150,000	1,223,480
Novelis Corp.(a)
08/15/2024	6.250%	922,000	943,718
09/30/2026	5.875%	2,013,000	1,979,886
Steel Dynamics, Inc.
09/15/2025	4.125%	355,000	339,763
Teck Resources Ltd.
07/15/2041	6.250%	3,794,000	4,030,032
Total			19,305,246
Midstream 5.6%
Andeavor Logistics LP/Tesoro Finance Corp.
05/01/2024	6.375%	833,000	886,408

Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cheniere Corpus Christi Holdings LLC
06/30/2024	7.000%	660,000	729,773
06/30/2027	5.125%	532,000	528,273
Delek Logistics Partners LP(a)
05/15/2025	6.750%	885,000	893,908
Energy Transfer Equity LP
03/15/2023	4.250%	775,000	751,178
06/01/2027	5.500%	3,730,000	3,729,306
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	1,050,000	1,072,636
NGPL PipeCo LLC(a)
08/15/2022	4.375%	399,000	396,798
08/15/2027	4.875%	484,000	479,161
12/15/2037	7.768%	367,000	446,218
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	775,000	772,635
Sunoco LP/Finance Corp.(a)
01/15/2023	4.875%	401,000	387,683
02/15/2026	5.500%	690,000	665,794
03/15/2028	5.875%	414,000	402,660
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	393,000	401,396
01/15/2028	5.500%	1,034,000	1,038,563
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	724,000	693,813
02/01/2027	5.375%	2,051,000	2,041,223
Targa Resources Partners LP/Finance Corp.(a)
01/15/2028	5.000%	2,363,000	2,253,718
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	850,000	852,047
Williams Companies, Inc. (The)
01/15/2023	3.700%	954,000	928,315
06/24/2024	4.550%	2,090,000	2,102,383
Total			22,453,889
Oil Field Services 1.3%
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	196,000	196,872
Nabors Industries, Inc.(a)
02/01/2025	5.750%	2,037,000	1,917,008
Rowan Companies, Inc.
01/15/2024	4.750%	604,000	503,435
SESI LLC(a)
09/15/2024	7.750%	581,000	601,357
Transocean, Inc.(a)
01/15/2026	7.500%	389,000	382,951
U.S.A. Compression Partners LP/Finance Corp.(a)
04/01/2026	6.875%	574,000	582,992
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Weatherford International LLC(a)
03/01/2025	9.875%	126,000	113,334
Weatherford International Ltd.
06/15/2021	7.750%	808,000	762,060
06/15/2023	8.250%	17,000	14,815
Total			5,074,824
Other Financial Institutions 0.3%
Icahn Enterprises LP/Finance Corp.
02/01/2022	6.250%	1,040,000	1,059,650
Other Industry 0.2%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	586,000	583,302
Other REIT 0.5%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	566,000	567,121
03/15/2027	5.375%	1,498,000	1,496,673
Total			2,063,794
Packaging 3.5%
ARD Finance SA PIK
09/15/2023	7.125%	652,000	676,381
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2024	7.250%	2,464,000	2,618,577
02/15/2025	6.000%	2,177,000	2,183,542
Berry Global, Inc.
07/15/2023	5.125%	1,925,000	1,945,801
Multi-Color Corp.(a)
11/01/2025	4.875%	1,075,000	1,009,426
Novolex (a)
01/15/2025	6.875%	387,000	384,482
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	1,012,000	1,048,236
01/15/2025	5.375%	509,000	510,909
08/15/2025	6.375%	201,000	211,552
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	1,734,703	1,756,435
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	1,521,000	1,588,902
Total			13,934,243
Pharmaceuticals 2.6%
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	652,000	635,352
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	2,084,000	2,102,633

6	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Valeant Pharmaceuticals International, Inc.(a)
03/01/2023	5.500%	776,000	680,519
05/15/2023	5.875%	2,438,000	2,153,164
03/15/2024	7.000%	1,570,000	1,636,555
04/15/2025	6.125%	1,788,000	1,536,473
11/01/2025	5.500%	730,000	710,317
12/15/2025	9.000%	196,000	195,053
04/01/2026	9.250%	540,000	537,918
Total			10,187,984
Property & Casualty 1.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
08/01/2023	8.250%	166,000	171,024
Hub Holdings LLC/Finance, Inc. PIK(a)
07/15/2019	8.125%	364,000	364,187
HUB International Ltd.(a)
10/01/2021	7.875%	3,949,000	4,087,215
Total			4,622,426
Restaurants 1.6%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	1,255,000	1,198,836
10/15/2025	5.000%	1,639,000	1,560,656
BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%	1,980,000	1,986,898
IRB Holding Corp.(a)
02/15/2026	6.750%	422,000	414,007
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	1,311,000	1,305,887
Total			6,466,284
Retailers 1.1%
Asbury Automotive Group, Inc.
12/15/2024	6.000%	1,231,000	1,252,256
Group 1 Automotive, Inc.
06/01/2022	5.000%	269,000	271,407
Group 1 Automotive, Inc.(a)
12/15/2023	5.250%	155,000	155,000
L Brands, Inc.
02/01/2028	5.250%	322,000	302,300
11/01/2035	6.875%	1,266,000	1,225,803
Lithia Motors, Inc.(a)
08/01/2025	5.250%	206,000	207,298
Penske Automotive Group, Inc.
12/01/2024	5.375%	768,000	771,716
05/15/2026	5.500%	338,000	332,112
Total			4,517,892
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 7.1%
Ascend Learning LLC(a)
08/01/2025	6.875%	361,000	370,927
Camelot Finance SA(a)
10/15/2024	7.875%	596,000	621,810
CDK Global, Inc.(a)
06/01/2027	4.875%	442,000	425,402
Equinix, Inc.
01/15/2026	5.875%	1,145,000	1,195,393
05/15/2027	5.375%	3,086,000	3,132,210
First Data Corp.(a)
08/15/2023	5.375%	1,501,000	1,526,718
12/01/2023	7.000%	3,224,000	3,384,716
01/15/2024	5.750%	2,285,000	2,302,060
Gartner, Inc.(a)
04/01/2025	5.125%	1,589,000	1,587,583
Informatica LLC(a)
07/15/2023	7.125%	808,000	806,554
Iron Mountain, Inc.(a)
09/15/2027	4.875%	520,000	482,529
03/15/2028	5.250%	1,436,000	1,351,635
Microsemi Corp.(a)
04/15/2023	9.125%	518,000	576,018
MSCI, Inc.(a)
11/15/2024	5.250%	1,407,000	1,439,949
08/15/2025	5.750%	1,298,000	1,355,300
PTC, Inc.
05/15/2024	6.000%	1,257,000	1,316,707
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	1,214,000	1,141,411
Symantec Corp.(a)
04/15/2025	5.000%	1,726,000	1,741,065
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	1,218,000	1,216,005
VeriSign, Inc.
05/01/2023	4.625%	1,140,000	1,139,168
04/01/2025	5.250%	377,000	383,062
07/15/2027	4.750%	765,000	732,484
Total			28,228,706
Transportation Services 0.7%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	1,525,000	1,457,993
Hertz Corp. (The)(a)
06/01/2022	7.625%	1,214,000	1,233,719
Total			2,691,712

Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 5.3%
Altice France SA(a)
05/01/2026	7.375%	3,758,000	3,577,334
SBA Communications Corp.
09/01/2024	4.875%	4,401,000	4,307,888
Sprint Communications, Inc.(a)
11/15/2018	9.000%	731,000	755,740
Sprint Corp.
09/15/2021	7.250%	348,000	359,926
09/15/2023	7.875%	735,000	750,167
06/15/2024	7.125%	1,880,000	1,832,679
02/15/2025	7.625%	2,059,000	2,022,825
03/01/2026	7.625%	933,000	911,973
T-Mobile U.S.A., Inc.
03/01/2025	6.375%	310,000	325,232
01/15/2026	6.500%	3,053,000	3,242,829
02/01/2026	4.500%	746,000	714,608
02/01/2028	4.750%	1,149,000	1,104,605
Wind Tre SpA(a)
01/20/2026	5.000%	1,241,000	1,055,004
Total			20,960,810
Wirelines 2.2%
CenturyLink, Inc.
04/01/2024	7.500%	1,112,000	1,120,192
04/01/2025	5.625%	1,358,000	1,226,081
Frontier Communications Corp.
01/15/2025	6.875%	1,659,000	982,410
Frontier Communications Corp.(a)
04/01/2026	8.500%	611,000	590,512
Telecom Italia Capital SA
09/30/2034	6.000%	1,556,000	1,624,086
Telecom Italia SpA(a)
05/30/2024	5.303%	1,128,000	1,154,877
Zayo Group LLC/Capital, Inc.
05/15/2025	6.375%	1,705,000	1,764,713
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	281,000	274,673
Total			8,737,544
Total Corporate Bonds & Notes (Cost $385,019,339)			382,981,424

Senior Loans 1.6%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.3%
Serta Simmons Bedding LLC(c),(d)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	9.711%	1,480,315	1,173,890
Independent Energy 0.3%
Chesapeake Energy Corp.(c),(d)
Tranche A Term Loan
3-month USD LIBOR + 7.500% 08/23/2021	9.444%	1,101,548	1,168,621
Media and Entertainment 0.0%
UFC Holdings LLC(c),(d)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 08/18/2024	9.377%	97,000	98,649
Restaurants 0.0%
IRB Holding Corp.(c),(d)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 02/05/2025	4.936%	230,941	233,322
Technology 1.0%
Applied Systems, Inc.(c),(d)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 09/19/2024	5.552%	393,025	395,761
Ascend Learning LLC(c),(d)
Term Loan
3-month USD LIBOR + 3.250% 07/12/2024	4.877%	172,135	172,565
DigiCert, Inc.(c),(d)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 10/31/2024	6.522%	908,000	917,652
Genesys Telecommunications Laboratories, Inc.(c),(d)
Tranche B3 Term Loan
3-month USD LIBOR + 3.500% 12/01/2023	5.802%	394,032	396,251
Hyland Software, Inc.(c),(d),(e)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/01/2022	5.127%	242,130	244,033
Information Resources, Inc.(c),(d)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 01/20/2025	10.194%	1,157,000	1,158,446

8	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Misys Ltd.(c),(d)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 06/13/2024	5.484%	566,600	565,824
Total			3,850,532
Total Senior Loans (Cost $6,721,223)			6,525,014
Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(f),(g)	4,281,036	4,280,608
Total Money Market Funds (Cost $4,280,608)		4,280,608
Total Investments in Securities (Cost: $396,021,170)		393,787,046
Other Assets & Liabilities, Net		5,233,943
Net Assets		399,020,989

At March 31, 2018, securities and/or cash totaling $230,850 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(206)	06/2018	USD	(25,077,544)	—	(207,724)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2018, the value of these securities amounted to $211,862,465, which represents 53.10% of net assets.
(b)	Represents a security purchased on a when-issued basis.
(c)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2018. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement therefore no weighted average coupon rate is disclosed. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(d)	Variable rate security.
(e)	Represents a security purchased on a forward commitment basis.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	7,380,546	26,605,346	(29,704,856)	4,281,036	(479)	(49)	21,755	4,280,608
Abbreviation Legend
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	382,981,424	—	—	382,981,424
Senior Loans	—	6,525,014	—	—	6,525,014
Money Market Funds	—	—	—	4,280,608	4,280,608
Total Investments in Securities	—	389,506,438	—	4,280,608	393,787,046
Investments in Derivatives
Liability
Futures Contracts	(207,724)	—	—	—	(207,724)
Total	(207,724)	389,506,438	—	4,280,608	393,579,322
10	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2018	11

Portfolio of Investments
Columbia Variable Portfolio – Large Cap Growth Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.7%
Issuer	Shares	Value ($)
Consumer Discretionary 15.4%
Hotels, Restaurants & Leisure 2.5%
Norwegian Cruise Line Holdings Ltd.(a)	253,135	13,408,561
Yum China Holdings, Inc.	276,139	11,459,768
Yum! Brands, Inc.	223,029	18,986,459
Total		43,854,788
Household Durables 0.7%
Mohawk Industries, Inc.(a)	52,562	12,205,948
Internet & Direct Marketing Retail 6.6%
Amazon.com, Inc.(a)	62,690	90,733,745
Booking Holdings, Inc.(a)	13,023	27,092,919
Total		117,826,664
Media 1.6%
Comcast Corp., Class A	494,582	16,899,867
DISH Network Corp., Class A(a)	307,486	11,650,644
Total		28,550,511
Specialty Retail 2.2%
Burlington Stores, Inc.(a)	113,245	15,078,572
O’Reilly Automotive, Inc.(a)	51,061	12,631,470
Ulta Beauty, Inc.(a)	59,004	12,052,747
Total		39,762,789
Textiles, Apparel & Luxury Goods 1.8%
Canada Goose Holdings, Inc.(a)	251,655	8,410,310
PVH Corp.	163,220	24,716,405
Total		33,126,715
Total Consumer Discretionary		275,327,415
Consumer Staples 5.9%
Food & Staples Retailing 3.6%
Costco Wholesale Corp.	155,452	29,291,821
SYSCO Corp.	363,450	21,792,462
Walmart, Inc.	138,131	12,289,515
Total		63,373,798
Food Products 1.1%
Tyson Foods, Inc., Class A	267,760	19,597,354
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.2%
Philip Morris International, Inc.	217,429	21,612,443
Total Consumer Staples		104,583,595
Energy 1.3%
Energy Equipment & Services 0.4%
TechnipFMC PLC	274,237	8,076,280
Oil, Gas & Consumable Fuels 0.9%
Cimarex Energy Co.	91,253	8,532,155
Diamondback Energy, Inc.(a)	57,763	7,308,175
Total		15,840,330
Total Energy		23,916,610
Financials 4.1%
Banks 0.9%
Citigroup, Inc.	225,176	15,199,380
Capital Markets 3.2%
Bank of New York Mellon Corp. (The)	443,386	22,847,680
BlackRock, Inc.	35,594	19,281,982
Charles Schwab Corp. (The)	287,754	15,026,514
Total		57,156,176
Total Financials		72,355,556
Health Care 13.7%
Biotechnology 5.2%
ACADIA Pharmaceuticals, Inc.(a)	89,467	2,010,324
Alexion Pharmaceuticals, Inc.(a)	166,438	18,551,179
Biogen, Inc.(a)	80,949	22,165,455
Clovis Oncology, Inc.(a)	68,412	3,612,154
Gilead Sciences, Inc.	234,339	17,666,817
Puma Biotechnology, Inc.(a)	46,784	3,183,651
Sage Therapeutics, Inc.(a)	21,698	3,494,897
Vertex Pharmaceuticals, Inc.(a)	133,734	21,795,967
Total		92,480,444

Columbia Variable Portfolio – Large Cap Growth Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Growth Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.9%
Align Technology, Inc.(a)	49,393	12,404,064
Edwards Lifesciences Corp.(a)	157,544	21,980,539
IDEXX Laboratories, Inc.(a)	23,206	4,441,397
Medtronic PLC	153,356	12,302,218
Total		51,128,218
Health Care Providers & Services 1.0%
Humana, Inc.	67,547	18,158,660
Life Sciences Tools & Services 2.2%
Illumina, Inc.(a)	77,955	18,430,121
Thermo Fisher Scientific, Inc.	101,827	21,023,202
Total		39,453,323
Pharmaceuticals 2.4%
Bristol-Myers Squibb Co.	326,538	20,653,529
Johnson & Johnson	175,975	22,551,196
Total		43,204,725
Total Health Care		244,425,370
Industrials 10.2%
Aerospace & Defense 3.1%
L3 Technologies, Inc.	108,657	22,600,656
Northrop Grumman Corp.	96,583	33,719,057
Total		56,319,713
Air Freight & Logistics 1.9%
FedEx Corp.	139,995	33,614,199
Electrical Equipment 1.7%
AMETEK, Inc.	181,589	13,795,316
SENSATA TECHNOLOGIES HOLDING(a)	337,820	17,509,211
Total		31,304,527
Industrial Conglomerates 1.3%
Honeywell International, Inc.	158,873	22,958,737
Machinery 2.2%
Ingersoll-Rand PLC	224,503	19,197,252
Xylem, Inc.	251,246	19,325,842
Total		38,523,094
Total Industrials		182,720,270
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 42.8%
Electronic Equipment, Instruments & Components 0.6%
Zebra Technologies Corp., Class A(a)	83,690	11,648,811
Internet Software & Services 10.2%
Alibaba Group Holding Ltd., ADR(a)	150,897	27,695,635
Alphabet, Inc., Class A(a)	50,267	52,133,916
Alphabet, Inc., Class C(a)	52,981	54,665,266
Facebook, Inc., Class A(a)	296,993	47,456,512
Total		181,951,329
IT Services 7.0%
FleetCor Technologies, Inc.(a)	115,980	23,485,950
Pagseguro Digital Ltd., Class A(a)	495,429	18,984,839
PayPal Holdings, Inc.(a)	335,087	25,423,051
Square, Inc., Class A(a)	179,220	8,817,624
Visa, Inc., Class A	412,639	49,359,877
Total		126,071,341
Semiconductors & Semiconductor Equipment 6.9%
Broadcom Ltd.	116,199	27,382,294
Lam Research Corp.	113,611	23,081,211
MACOM Technology Solutions Holdings, Inc.(a)	446,349	7,409,393
Micron Technology, Inc.(a)	489,998	25,548,496
NVIDIA Corp.	171,669	39,756,824
Total		123,178,218
Software 13.0%
Adobe Systems, Inc.(a)	209,542	45,277,836
Electronic Arts, Inc.(a)	240,567	29,166,343
Microsoft Corp.	1,143,505	104,367,701
Salesforce.com, Inc.(a)	252,694	29,388,312
ServiceNow, Inc.(a)	141,382	23,391,652
Total		231,591,844
Technology Hardware, Storage & Peripherals 5.1%
Apple, Inc.	542,564	91,031,388
Total Information Technology		765,472,931
Materials 1.4%
Chemicals 1.4%
Eastman Chemical Co.	241,019	25,446,786
Total Materials		25,446,786

2	Columbia Variable Portfolio – Large Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Growth Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 2.9%
American Tower Corp.	172,450	25,063,883
Equinix, Inc.	64,849	27,115,961
Total		52,179,844
Total Real Estate		52,179,844
Total Common Stocks (Cost $1,289,370,988)		1,746,428,377

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(b),(c)	17,387,459	17,385,720
Total Money Market Funds (Cost $17,385,733)		17,385,720
Total Investments in Securities (Cost: $1,306,756,721)		1,763,814,097
Other Assets & Liabilities, Net		23,081,497
Net Assets		1,786,895,594

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	15,227,411	79,137,022	(76,976,974)	17,387,459	(2,112)	(361)	84,675	17,385,720
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Columbia Variable Portfolio – Large Cap Growth Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Growth Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	275,327,415	—	—	—	275,327,415
Consumer Staples	104,583,595	—	—	—	104,583,595
Energy	23,916,610	—	—	—	23,916,610
Financials	72,355,556	—	—	—	72,355,556
Health Care	244,425,370	—	—	—	244,425,370
Industrials	182,720,270	—	—	—	182,720,270
Information Technology	765,472,931	—	—	—	765,472,931
Materials	25,446,786	—	—	—	25,446,786
Real Estate	52,179,844	—	—	—	52,179,844
Total Common Stocks	1,746,428,377	—	—	—	1,746,428,377
Money Market Funds	—	—	—	17,385,720	17,385,720
Total Investments in Securities	1,746,428,377	—	—	17,385,720	1,763,814,097
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio – Large Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 93.4%
Issuer	Shares	Value ($)
Consumer Discretionary 6.9%
Automobiles 1.5%
Ford Motor Co.	2,431,275	26,938,527
Hotels, Restaurants & Leisure 2.0%
Las Vegas Sands Corp.	474,824	34,139,845
Household Durables 1.0%
Whirlpool Corp.	115,198	17,637,966
Multiline Retail 2.4%
Target Corp.	609,297	42,303,491
Total Consumer Discretionary		121,019,829
Consumer Staples 12.4%
Beverages 1.5%
Coca-Cola Co. (The)	206,186	8,954,658
Molson Coors Brewing Co., Class B	232,934	17,546,918
Total		26,501,576
Food Products 0.5%
Archer-Daniels-Midland Co.	205,341	8,905,639
Tobacco 10.4%
Altria Group, Inc.	676,991	42,190,079
Imperial Brands PLC	637,659	21,703,871
Philip Morris International, Inc.	1,205,718	119,848,369
Total		183,742,319
Total Consumer Staples		219,149,534
Energy 19.1%
Oil, Gas & Consumable Fuels 19.1%
BP PLC, ADR	1,812,658	73,485,155
Chevron Corp.	707,933	80,732,680
ConocoPhillips	1,347,152	79,872,642
Royal Dutch Shell PLC, Class A	1,463,176	45,850,115
Total SA	815,426	46,284,105
Valero Energy Corp.	114,247	10,598,694
Total		336,823,391
Total Energy		336,823,391
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 8.5%
Banks 4.4%
Bank of America Corp.	842,364	25,262,496
Citigroup, Inc.	164,734	11,119,545
JPMorgan Chase & Co.	327,809	36,049,156
SunTrust Banks, Inc.	88,795	6,041,612
Total		78,472,809
Capital Markets 1.8%
BlackRock, Inc.	18,571	10,060,282
Morgan Stanley	396,119	21,374,581
Total		31,434,863
Insurance 2.3%
Arthur J Gallagher & Co.	114,335	7,858,244
Prudential Financial, Inc.	316,825	32,807,229
Total		40,665,473
Total Financials		150,573,145
Health Care 6.0%
Biotechnology 1.5%
AbbVie, Inc.	273,499	25,886,680
Pharmaceuticals 4.5%
Merck & Co., Inc.	483,492	26,335,809
Pfizer, Inc.	1,517,218	53,846,067
Total		80,181,876
Total Health Care		106,068,556
Industrials 6.3%
Aerospace & Defense 1.1%
BAE Systems PLC	1,121,115	9,144,987
Lockheed Martin Corp.	28,564	9,652,632
Total		18,797,619
Airlines 0.4%
Alaska Air Group, Inc.	106,781	6,616,151
Industrial Conglomerates 1.8%
Siemens AG, Registered Shares	253,769	32,324,119
Machinery 1.5%
Ingersoll-Rand PLC	307,822	26,321,859
Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 1.5%
Union Pacific Corp.	197,961	26,611,897
Total Industrials		110,671,645
Information Technology 12.6%
Communications Equipment 4.8%
Cisco Systems, Inc.	1,616,296	69,322,936
Nokia OYJ	2,939,496	16,221,805
Total		85,544,741
IT Services 0.5%
International Business Machines Corp.	57,489	8,820,537
Semiconductors & Semiconductor Equipment 4.2%
Intel Corp.	1,191,714	62,064,465
QUALCOMM, Inc.	210,560	11,667,130
Total		73,731,595
Software 3.1%
Microsoft Corp.	596,123	54,408,146
Total Information Technology		222,505,019
Materials 4.7%
Chemicals 2.6%
DowDuPont, Inc.	501,953	31,979,425
Nutrien Ltd.	289,645	13,688,623
Total		45,668,048
Containers & Packaging 1.7%
Graphic Packaging Holding Co.	325,258	4,992,710
WestRock Co.	373,473	23,965,763
Total		28,958,473
Metals & Mining 0.4%
ThyssenKrupp AG	292,460	7,625,377
Total Materials		82,251,898
Telecommunication Services 9.6%
Diversified Telecommunication Services 8.4%
AT&T, Inc.	2,397,161	85,458,790
BCE, Inc.	366,633	15,779,884
CenturyLink, Inc.	523,274	8,597,392
Orange SA	759,768	12,886,994
Verizon Communications, Inc.	516,012	24,675,694
Total		147,398,754
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 1.2%
Vodafone Group PLC	1,703,628	4,642,230
Vodafone Group PLC, ADR	614,015	17,081,897
Total		21,724,127
Total Telecommunication Services		169,122,881
Utilities 7.3%
Electric Utilities 4.7%
American Electric Power Co., Inc.	291,925	20,023,136
Entergy Corp.	356,119	28,055,055
Exelon Corp.	438,813	17,118,095
Xcel Energy, Inc.	393,701	17,905,521
Total		83,101,807
Multi-Utilities 2.6%
Ameren Corp.	299,034	16,934,295
DTE Energy Co.	118,915	12,414,726
Veolia Environnement SA	695,026	16,458,219
Total		45,807,240
Total Utilities		128,909,047
Total Common Stocks (Cost $1,483,304,024)		1,647,094,945

Convertible Preferred Stocks 1.7%
Issuer		Shares	Value ($)
Health Care 0.8%
Health Care Equipment & Supplies 0.8%
Becton Dickinson and Co.	6.125%	240,726	14,065,620
Total Health Care			14,065,620
Utilities 0.9%
Electric Utilities 0.9%
NextEra Energy, Inc.	6.123%	268,721	15,494,453
Total Utilities			15,494,453
Total Convertible Preferred Stocks (Cost $29,469,620)			29,560,073

Equity-Linked Notes 3.2%
Issuer	Coupon Rate	Shares	Value ($)
Barclays Bank PLC(a)
(linked to common stock of Graphic Packaging Holding Co.)
05/04/2018	7.100%	1,178,961	18,102,985

2	Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2018 (Unaudited)
Equity-Linked Notes (continued)
Issuer	Coupon Rate	Shares	Value ($)
Credit Suisse AG(a)
(linked to common stock of Alaska Air Group, Inc.)
05/11/2018	12.900%	154,689	9,618,151
(linked to common stock of Baker Hughes, a GE Company)
05/11/2018	14.350%	341,961	9,488,980
Deutsche Bank AG(a)
(linked to common stock of Delta Air Lines, Inc.)
05/02/2018	11.180%	351,016	19,143,826
Total Equity-Linked Notes (Cost $58,792,001)			56,353,942
Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(b),(c)	17,980,620	17,978,822
Total Money Market Funds (Cost $17,978,822)		17,978,822
Total Investments in Securities (Cost: $1,589,544,467)		1,750,987,782
Other Assets & Liabilities, Net		11,943,361
Net Assets		1,762,931,143

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2018, the value of these securities amounted to $56,353,942, which represents 3.20% of net assets.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	17,564,137	196,170,974	(195,754,491)	17,980,620	2,506	(1,425)	77,872	17,978,822
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	121,019,829	—	—	—	121,019,829
Consumer Staples	197,445,663	21,703,871	—	—	219,149,534
Energy	244,689,171	92,134,220	—	—	336,823,391
Financials	150,573,145	—	—	—	150,573,145
Health Care	106,068,556	—	—	—	106,068,556
Industrials	69,202,539	41,469,106	—	—	110,671,645
Information Technology	206,283,214	16,221,805	—	—	222,505,019
Materials	74,626,521	7,625,377	—	—	82,251,898
Telecommunication Services	151,593,657	17,529,224	—	—	169,122,881
Utilities	112,450,828	16,458,219	—	—	128,909,047
Total Common Stocks	1,433,953,123	213,141,822	—	—	1,647,094,945
Convertible Preferred Stocks
Health Care	14,065,620	—	—	—	14,065,620
Utilities	15,494,453	—	—	—	15,494,453
Total Convertible Preferred Stocks	29,560,073	—	—	—	29,560,073
Equity-Linked Notes	—	56,353,942	—	—	56,353,942
Money Market Funds	—	—	—	17,978,822	17,978,822
Total Investments in Securities	1,463,513,196	269,495,764	—	17,978,822	1,750,987,782
See the Portfolio of Investments for all investment classifications not indicated in the table.
4	Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2001-20H Class 1
08/01/2021	6.340%	10,444	10,791
Total Asset-Backed Securities — Agency (Cost $10,444)			10,791

Asset-Backed Securities — Non-Agency 6.1%

Apidos CLO XXVIII(a),(b)
Series 2017-28A Class B
3-month USD LIBOR + 1.700% 01/20/2031	3.390%	4,125,000	4,124,596
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-1A Class BR
3-month USD LIBOR + 2.350% 08/14/2030	4.183%	1,900,000	1,910,213
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% 10/15/2030	3.422%	2,750,000	2,739,701
Carlyle Global Market Strategies CLO Ltd.(a),(b),(c)
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% 01/15/2031	3.000%	6,500,000	6,500,000
Conn’s Receivables Funding LLC(a)
Series 2017-A Class B
02/15/2020	5.110%	3,000,000	3,024,036
Subordinated, Series 2017-B Class B
11/15/2020	4.520%	2,800,000	2,819,279
Madison Park Funding Ltd.(a),(b)
Series 2015-18A Class CR
3-month USD LIBOR + 1.950% 10/21/2030	3.695%	6,000,000	6,018,240
Octagon Investment Partners 27 Ltd.(a),(b)
Series 2016-1A Class C
3-month USD LIBOR + 3.000% 07/15/2027	4.722%	2,500,000	2,510,078
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	8.995%	2,000,000	2,053,158
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	3.517%	3,000,000	3,020,988
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class B
06/17/2024	3.900%	3,500,000	3,499,492
Subordinated, Series 2017-1A Class C
06/15/2023	5.800%	4,750,000	4,852,107
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2017-2A Class C
09/15/2023	5.370%	3,000,000	3,041,378
RR 3 Ltd.(a),(b),(c)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% 01/15/2030	3.112%	3,750,000	3,756,000
SCF Equipment Leasing LLC(a)
Series 2017-2A Class A
12/20/2023	3.410%	4,632,307	4,569,922
SoFi Professional Loan Program LLC(a),(c),(d),(e),(f)
Series 2015-D Class RC
10/26/2037	0.000%	3	1,560,000
Series 2016-A Class RIO
01/25/2038	0.000%	3	765,000
Series 2016-A Class RPO
01/25/2038	0.000%	4	2,240,000
Series 2016-B Class RC
04/25/2037	0.000%	2	820,000
Series 2017-A Class R
03/26/2040	0.000%	30,000	2,010,750
Total Asset-Backed Securities — Non-Agency (Cost $62,582,605)			61,834,938

Commercial Mortgage-Backed Securities - Agency 8.1%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K038 Class A2
03/25/2024	3.389%	12,000,000	12,222,786
Series K057 Class A2
07/25/2026	2.570%	20,000,000	19,137,002
Series K725 Class A2
01/25/2024	3.002%	20,000,000	19,995,594
Federal National Mortgage Association
10/01/2019	4.420%	509,158	521,906
10/01/2019	4.430%	1,253,711	1,285,300
01/01/2020	4.570%	130,994	135,084
01/01/2020	4.600%	219,272	226,233
05/01/2024	5.030%	409,155	441,235
Series 2017-T1 Class A
06/25/2027	2.898%	3,998,424	3,875,081
Federal National Mortgage Association(g)
Series 2017-M15 Class ATS2
11/25/2027	3.136%	7,000,000	6,893,442
FRESB Mortgage Trust(g)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	7,991,387	7,893,248
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
CMO Series 2013-179 Class A
07/16/2037	1.800%	5,764,817	5,622,779
Series 2017-190 Class AD
03/16/2060	2.600%	3,765,795	3,580,105
Total Commercial Mortgage-Backed Securities - Agency (Cost $83,847,280)			81,829,795

Commercial Mortgage-Backed Securities - Non-Agency 6.3%

Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a),(b)
Series 2013-DSNY Class F
1-month USD LIBOR + 3.500% 09/15/2026	5.277%	7,015,000	7,018,157
BHMS Mortgage Trust(a),(g)
Series 2014-ATLS Class DFX
07/05/2033	5.176%	6,500,000	6,535,267
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% 11/15/2036	3.840%	8,000,000	8,006,979
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class D
09/15/2037	4.373%	3,120,000	2,995,564
Subordinated, Series 2014-USA Class E
09/15/2037	4.373%	4,500,000	4,017,369
Subordinated, Series 2014-USA Class F
09/15/2037	4.373%	1,000,000	828,941
Direxion Daily Retail Bull(a),(b)
Series 2018-RVP Class B
1-month USD LIBOR + 1.750% 03/15/2033	3.527%	10,000,000	10,043,662
Hilton U.S.A. Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.194%	7,500,000	6,453,064
Hilton U.S.A. Trust(a)
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	1,000,000	1,009,207
Subordinated, Series 2016-SFP Class F
11/05/2035	6.155%	2,000,000	2,000,475
Invitation Homes Trust(a),(b)
Series 2015-SFR3 Class E
1-month USD LIBOR + 3.750% 08/17/2032	5.527%	2,000,000	2,004,535
Series 2017-SFR2 Class E
1-month USD LIBOR + 2.250% 12/17/2036	4.027%	5,000,000	5,073,129
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2011-C3 Class A4
02/15/2046	4.717%	175,000	181,167
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Progress Residential Trust(a)
Series 2017-SFR1 Class E
08/17/2034	4.261%	2,000,000	1,998,280
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% 02/15/2032	3.277%	2,500,000	2,496,704
Series 2018-NYCH Class D
1-month USD LIBOR + 2.100% 02/15/2032	3.877%	3,050,000	3,043,421
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $62,928,941)			63,705,921

Repurchase Agreements 1.5%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Tri-party TD Securities (U.S.A.) LLC
dated 03/29/2018, matures 04/02/2018,
repurchase price $15,000,744 (collateralized by U.S. Government Agencies, Total Market Value $15,300,000)
	1.780%	15,000,000	15,000,000
Total Repurchase Agreements (Cost $15,000,000)			15,000,000

Residential Mortgage-Backed Securities - Agency 91.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
09/01/2019	5.500%	26,112	26,362
06/01/2021- 10/01/2045	3.500%	84,259,296	84,838,336
03/01/2022- 09/01/2037	6.000%	49,325	52,513
10/01/2023- 10/01/2040	5.000%	11,215,390	11,971,149
07/01/2039- 09/01/2047	4.500%	21,918,262	23,062,906
10/01/2041- 03/01/2046	4.000%	62,355,705	64,450,063
11/01/2042	3.000%	15,415,347	15,153,663
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.616% 01/01/2037	3.366%	108,678	112,641
12-month USD LIBOR + 1.910% 09/01/2037	3.676%	170,148	178,533
CMO Series 343 Class F4
1-month USD LIBOR + 0.350% 10/15/2037	1.925%	25,154,187	25,156,977
CMO Series 4119 Class SP
1-month USD LIBOR + 2.571% 10/15/2042	1.556%	130,988	134,940

2	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(h)
04/12/2048	4.500%	15,000,000	15,704,883
05/14/2048	3.500%	18,000,000	18,014,576
Federal Home Loan Mortgage Corp.(b),(i)
CMO Series 264 Class S1
1-month USD LIBOR + 5.950% 07/15/2042	4.173%	13,421,358	2,207,228
CMO Series 318 Class S1
1-month USD LIBOR + 5.950% 11/15/2043	4.173%	19,251,719	3,403,804
CMO Series 4083 Class CS
1-month USD LIBOR + 6.650% 12/15/2038	4.873%	4,520,086	335,691
CMO Series 4094 Class SY
1-month USD LIBOR + 6.080% 08/15/2042	4.303%	8,863,570	1,611,757
CMO Series 4174 Class SB
1-month USD LIBOR + 6.200% 05/15/2039	4.423%	11,223,527	1,193,324
CMO Series 4183 Class AS
1-month USD LIBOR + 6.150% 04/15/2039	4.373%	5,574,389	595,105
CMO Series 4223 Class DS
1-month USD LIBOR + 6.100% 12/15/2038	4.323%	3,663,988	352,695
CMO Series 4286 Class NS
1-month USD LIBOR + 5.900% 12/15/2043	4.123%	6,251,476	1,162,800
CMO Series 4594 Class SA
1-month USD LIBOR + 5.950% 06/15/2046	4.173%	16,422,833	3,159,060
CMO STRIPS Series 309 Class S4
1-month USD LIBOR + 5.970% 08/15/2043	4.193%	6,611,980	1,129,853
CMO STRIPS Series 326 Class S1
1-month USD LIBOR + 6.000% 03/15/2044	4.223%	3,166,216	520,341
Federal Home Loan Mortgage Corp.(i)
CMO Series 266 Class
07/15/2042	4.000%	7,817,855	1,545,162
CMO Series 267 Class
08/15/2042	4.000%	6,531,093	1,308,318
CMO Series 4120 Class AI
11/15/2039	3.500%	4,417,464	485,294
CMO Series 4121 Class IA
01/15/2041	3.500%	4,463,329	564,061
CMO Series 4122 Class JI
12/15/2040	4.000%	6,458,801	734,309
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4139 Class CI
05/15/2042	3.500%	3,111,886	411,180
CMO Series 4147 Class CI
01/15/2041	3.500%	10,736,064	1,540,431
CMO Series 4148 Class BI
02/15/2041	4.000%	3,352,488	438,742
CMO Series 4177 Class IY
03/15/2043	4.000%	13,179,032	3,082,858
CMO Series 4182 Class DI
05/15/2039	3.500%	14,568,634	1,595,400
CMO Series 4213 Class DI
06/15/2038	3.500%	11,111,944	1,132,976
Federal Home Loan Mortgage Corp.(g),(i)
CMO Series 4068 Class GI
09/15/2036	1.686%	7,092,416	320,177
Federal National Mortgage Association
02/01/2022- 12/01/2037	5.000%	16,651,415	17,972,828
08/01/2022	6.000%	1,424	1,583
09/01/2023- 11/01/2023	5.500%	2,365,524	2,478,170
03/01/2027- 03/01/2028	2.500%	25,050,951	24,742,917
03/01/2027- 12/01/2047	3.500%	97,634,013	98,319,700
05/01/2027- 04/01/2043	3.000%	42,979,959	42,653,307
07/01/2039- 08/01/2047	4.500%	46,551,301	49,215,232
11/01/2042- 08/01/2045	4.000%	99,054,161	102,370,662
CMO Series 2017-72 Class B
09/25/2047	3.000%	8,886,450	8,808,413
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.383% 02/01/2033	3.258%	22,780	23,576
6-month USD LIBOR + 1.413% 07/01/2033	2.916%	3,427	3,453
12-month USD LIBOR + 1.730% 12/01/2033	3.559%	4,639	4,829
12-month USD LIBOR + 1.639% 06/01/2034	3.573%	112,337	117,623
12-month USD LIBOR + 1.907% 07/01/2036	3.657%	57,428	59,639
Federal National Mortgage Association(h)
04/17/2033	2.500%	40,000,000	39,193,752
04/17/2033- 04/12/2048	3.000%	35,000,000	34,720,575
04/12/2048	4.000%	28,000,000	28,733,463
04/12/2048	4.500%	25,000,000	26,177,245
05/14/2048	3.500%	44,000,000	44,025,842

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(j)
05/01/2039	4.500%	4,916,745	5,219,801
Federal National Mortgage Association(b),(i)
CMO Series 2003-117 Class KS
1-month USD LIBOR + 7.100% 08/25/2033	5.229%	116,315	669
CMO Series 2012-80 Class DS
1-month USD LIBOR + 6.650% 06/25/2039	4.779%	2,671,591	333,861
CMO Series 2012-99 Class SL
1-month USD LIBOR + 6.620% 09/25/2042	4.749%	12,185,574	2,350,786
CMO Series 2014-93 Class ES
1-month USD LIBOR + 6.150% 01/25/2045	4.279%	6,466,753	1,101,456
CMO Series 2016-42 Class SB
1-month USD LIBOR + 6.000% 07/25/2046	4.129%	20,169,911	3,711,310
Federal National Mortgage Association(g)
CMO Series 2003-W11 Class A1
06/25/2033	4.581%	1,972	2,055
Federal National Mortgage Association(g),(i)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	5,953,871	1
Federal National Mortgage Association(i)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	13,593,520	1,958,746
CMO Series 2012-121 Class GI
08/25/2039	3.500%	8,145,973	1,080,027
CMO Series 2012-129 Class IC
01/25/2041	3.500%	7,586,487	1,203,379
CMO Series 2012-133 Class EI
07/25/2031	3.500%	2,699,216	305,905
CMO Series 2012-134 Class AI
07/25/2040	3.500%	11,913,641	1,762,350
CMO Series 2012-144 Class HI
07/25/2042	3.500%	2,801,818	351,717
CMO Series 2012-40 Class IP
09/25/2040	4.000%	12,838,794	1,552,095
CMO Series 2012-96 Class CI
04/25/2039	3.500%	4,676,940	461,099
CMO Series 2013-1 Class AI
02/25/2043	3.500%	3,096,272	644,269
CMO Series 2013-1 Class BI
02/25/2040	3.500%	8,549,401	861,887
CMO Series 2013-10 Class AI
11/25/2041	3.500%	12,124,554	1,355,183
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-16 Class
01/25/2040	3.500%	7,161,963	880,643
CMO Series 2013-41 Class IY
05/25/2040	3.500%	16,054,220	1,755,388
CMO Series 2013-6 Class MI
02/25/2040	3.500%	8,140,906	1,136,177
Government National Mortgage Association
03/15/2029- 03/15/2033	6.000%	98,207	109,287
08/20/2040	5.000%	5,765,663	6,152,870
07/20/2041	4.500%	7,931,943	8,345,578
Government National Mortgage Association(h)
04/19/2048	3.000%	55,000,000	54,109,473
04/19/2048	3.500%	15,000,000	15,145,605
Government National Mortgage Association(i)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	4,647,628	844,096
CMO Series 2012-129 Class AI
08/20/2037	3.000%	5,745,111	375,909
CMO Series 2014-131 Class EI
09/16/2039	4.000%	6,357,072	969,610
Government National Mortgage Association(b),(i)
CMO Series 2014-131 Class BS
1-month USD LIBOR + 6.200% 09/16/2044	4.414%	3,556,279	766,118
CMO Series 2015-144 Class SA
1-month USD LIBOR + 6.200% 10/20/2045	4.378%	7,971,563	1,587,452
CMO Series 2016-108 Class SN
1-month USD LIBOR + 6.080% 08/20/2046	4.258%	5,219,682	1,067,488
Total Residential Mortgage-Backed Securities - Agency (Cost $950,173,525)			924,813,207

Residential Mortgage-Backed Securities - Non-Agency 12.0%

American Mortgage Trust(c),(e),(g)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	539	327
Angel Oak Mortgage Trust I LLC(a),(g)
CMO Series 2017-2 Class M1
07/25/2047	3.737%	5,700,000	5,505,569
Angel Oak Mortgage Trust LLC(a),(g)
CMO Series 2017-3 Class M1
11/25/2047	3.900%	2,500,000	2,499,730
ASG Resecuritization Trust(a),(g)
CMO Series 2013-2 Class 2A70
11/28/2035	3.410%	1,030,509	1,032,666

4	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund IIIa Trust(a)
Series 2017-RN8 Class A1
11/28/2032	3.352%	4,228,418	4,228,122
BCAP LLC Trust(a),(g)
CMO Series 2010-RR13 Class 1A1
06/27/2037	3.113%	2,994,767	2,984,394
CMO Series 2012-RR10 Class 2A1
09/26/2036	3.594%	742,680	744,977
CMO Series 2012-RR7 Class 2A3
07/26/2036	3.494%	517,418	516,013
CMO Series 2013-RR5 Class 4A1
09/26/2036	3.000%	1,231,914	1,206,778
CMO Series 2014-RR3 Class 3A1
07/26/2036	1.728%	253,176	252,115
BCAP LLC Trust(a)
CMO Series 2012-RR11 Class 3A2
04/26/2036	4.000%	1,624,503	1,624,634
CMO Series 2013-RR1 Class 10A1
10/26/2036	3.000%	534,252	534,162
CIM Trust(a),(b)
CMO Series 2015-3AG Class A2
1-month USD LIBOR + 3.500% 10/25/2057	5.387%	5,000,000	5,108,316
CIM Trust(a)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	2,583,491	2,521,483
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2010-7 Class 3A4
12/25/2035	5.500%	16,515	16,508
CMO Series 2013-2 Class 1A1
11/25/2037	3.712%	520,601	522,419
CMO Series 2014-A Class B2
01/25/2035	5.455%	2,387,735	2,549,711
CMO Series 2014-C Class A
02/25/2054	3.250%	773,014	759,428
CMO Series 2015-A Class B3
06/25/2058	4.500%	2,806,021	2,703,274
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	3,662,964	3,551,876
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	592,897	595,802
COLT Mortgage Loan Trust(a),(g)
CMO Series 2016-2 Class A2
09/25/2046	3.250%	1,121,191	1,120,758
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 10A5
04/27/2037	4.000%	2,053,321	2,048,178
Series 2014-2R Class 17A1
04/27/2037	2.500%	405,175	406,177
Credit Suisse Mortgage Capital Certificates(a),(g)
CMO Series 2013-7R Class 3A1
02/26/2035	3.555%	2,234,061	2,221,256
CMO Series 2014-2R Class 17A2
04/27/2037	4.052%	2,445,419	2,434,808
Deephaven Residential Mortgage Trust(a)
CMO Series 2017-3A Class A3
10/25/2047	2.813%	1,891,707	1,873,025
GCAT (a)
CMO Series 2017-1 Class A2
03/25/2047	3.375%	1,747,752	1,736,096
Jefferies Resecuritization Trust(a)
CMO Series 2014-R1 Class 1A1
12/27/2037	4.000%	167,788	167,428
Mill City Mortgage Trust(a),(g)
CMO Series 2015-1 Class M1
06/25/2056	3.583%	3,000,000	3,080,062
New Residential Mortgage Loan Trust(a),(g),(i)
CMO Series 2014-1A Class AIO
01/25/2054	2.273%	31,681,461	1,465,771
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class C
01/25/2023	3.981%	3,770,375	3,748,374
Subordinated CMO Series 2018-PLS2 Class B
02/25/2023	3.709%	4,812,402	4,799,361
Oak Hill Advisors Residential Loan Trust(a)
CMO Series 2017-NPL1 Class A1
06/25/2057	3.000%	2,039,684	2,039,676
Oaktown Re Ltd.(a),(b),(c)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	4.122%	2,050,107	2,051,438
PNMAC GMSR Issuer Trust(a),(b),(c)
CMO Series 2017-GT2 Class A
1-month USD LIBOR + 4.000% 08/25/2023	5.872%	9,300,000	9,334,875
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% 02/25/2023	4.627%	10,000,000	10,037,768
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A1
09/25/2022	3.470%	8,775,492	8,775,305

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2017-3A Class A1
11/25/2022	3.470%	4,629,823	4,622,754
Pretium Mortgage Credit Partners I(a)
CMO Series 2017-NPL2 Class A1
03/28/2057	3.250%	2,235,472	2,222,445
Pretium Mortgage Credit Partners I LLC(a)
CMO Series 2018-NPL1 Class A1
01/27/2033	3.375%	3,725,050	3,713,599
Pretium Mortgage Credit Partners LLC(a),(g)
CMO Series 2017-NPL5 Class A1
12/30/2032	3.327%	4,571,773	4,562,062
RBSSP Resecuritization Trust(a),(g)
CMO Series 2012-1 Class 5A2
12/27/2035	3.632%	3,278,440	3,299,474
SGR Residential Mortgage Trust(a)
CMO Series 2016-1 Class A1
11/25/2046	3.750%	941,533	922,078
Sunset Mortgage Loan Co., LLC(a)
CMO Series 2017-NPL1 Class A
06/15/2047	3.500%	5,808,733	5,814,117
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $120,450,335)			121,955,189
Options Purchased Puts 0.2%
Value ($)
(Cost $1,437,500)	2,026,685

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(k),(l)	17,489,635	17,487,886
Total Money Market Funds (Cost $17,487,886)		17,487,886
Total Investments in Securities (Cost: $1,313,918,516)		1,288,664,412
Other Assets & Liabilities, Net		(272,985,427)
Net Assets		1,015,678,985

At March 31, 2018, securities and/or cash totaling $2,509,374 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	62	06/2018	USD	13,179,551	115	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(14)	06/2018	USD	(2,073,169)	—	(50,015)
U.S. Treasury 10-Year Note	(625)	06/2018	USD	(76,084,781)	—	(206,734)
U.S. Treasury 5-Year Note	(83)	06/2018	USD	(9,516,524)	—	(30,811)
Total					—	(287,560)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	50,000,000	50,000,000	2.85	01/2021	1,437,500	2,026,685

6	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2018 (Unaudited)
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(100,000,000)	(100,000,000)	2.75	06/2018	(700,000)	(769,020)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(100,000,000)	(100,000,000)	3.00	05/2018	(700,000)	(165,130)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 AAA	Citi	11/17/2059	0.500	Monthly	USD	5,000,000	4,500	(348)	—	(1,828)	5,980	—
Markit CMBX North America Index, Series 10 AAA	Citi	11/17/2059	0.500	Monthly	USD	5,000,000	4,500	(347)	4,801	—	—	(648)
Total								(695)	4,801	(1,828)	5,980	(648)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	4.770%	USD	3,000,000	(337,369)	1,250	—	(321,971)	—	(14,148)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	4.770%	USD	3,000,000	(337,369)	1,250	—	(301,834)	—	(34,285)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	4.770%	USD	4,000,000	(449,825)	1,666	—	(439,732)	—	(8,427)
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	7.163%	USD	4,250,000	(634,525)	1,771	—	(252,465)	—	(380,289)
Total									5,937	—	(1,316,002)	—	(437,149)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 30	Morgan Stanley	06/20/2023	1.000	Quarterly	0.655%	USD	20,000,000	10,468	—	—	10,468	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2018 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2018, the value of these securities amounted to $247,495,721, which represents 24.37% of net assets.
(b)	Variable rate security.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents shares owned in the residual interest of an asset-backed securitization.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2018, the value of these securities amounted to $7,396,077, which represents 0.73% of net assets.
(f)	Zero coupon bond.
(g)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(h)	Represents a security purchased on a when-issued basis.
(i)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	20,979,541	199,734,887	(203,224,793)	17,489,635	4,289	(2,098)	79,100	17,487,886
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
8	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Agency	—	10,791	—	—	10,791
Asset-Backed Securities — Non-Agency	—	44,183,188	17,651,750	—	61,834,938
Commercial Mortgage-Backed Securities - Agency	—	81,829,795	—	—	81,829,795
Commercial Mortgage-Backed Securities - Non-Agency	—	63,705,921	—	—	63,705,921
Repurchase Agreements	—	15,000,000	—	—	15,000,000
Residential Mortgage-Backed Securities - Agency	—	924,813,207	—	—	924,813,207
Residential Mortgage-Backed Securities - Non-Agency	—	110,568,549	11,386,640	—	121,955,189
Options Purchased Puts	—	2,026,685	—	—	2,026,685
Money Market Funds	—	—	—	17,487,886	17,487,886
Total Investments in Securities	—	1,242,138,136	29,038,390	17,487,886	1,288,664,412
Investments in Derivatives
Asset
Futures Contracts	115	—	—	—	115
Swap Contracts	—	16,448	—	—	16,448
Liability
Futures Contracts	(287,560)	—	—	—	(287,560)
Options Contracts Written	—	(934,150)	—	—	(934,150)
Swap Contracts	—	(437,797)	—	—	(437,797)
Total	(287,445)	1,240,782,637	29,038,390	17,487,886	1,287,021,468
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 12/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 03/31/2018 ($)
Asset-Backed Securities — Non-Agency	12,186,998	(726)	–	(685,447)	10,275,925	–	–	(4,125,000)	17,651,750
Residential Mortgage-Backed Securities — Non-Agency	24,280,441	2	–	(101)	–	(10,388,702)	–	(2,505,000)	11,386,640
Total	36,467,439	(724)	–	(685,548)	10,275,925	(10,388,702)	–	(6,630,000)	29,038,390
(a) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2018 was $(670,251), which is comprised of Asset-Backed Securities — Non-Agency of $(682,649) and Residential Mortgage-Backed Securities — Non-Agency of $12,398.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and asset backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, single market quotations, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
10	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Consumer Discretionary 12.5%
Auto Components 0.2%
Aptiv PLC	7,914	672,452
BorgWarner, Inc.	5,894	296,056
Goodyear Tire & Rubber Co. (The)	7,162	190,366
Total		1,158,874
Automobiles 0.4%
Ford Motor Co.	116,242	1,287,961
General Motors Co.	37,615	1,366,929
Harley-Davidson, Inc.	5,020	215,258
Total		2,870,148
Distributors 0.1%
Genuine Parts Co.	4,370	392,601
LKQ Corp.(a)	9,220	349,899
Total		742,500
Diversified Consumer Services —%
H&R Block, Inc.	6,225	158,177
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	12,092	792,993
Chipotle Mexican Grill, Inc.(a)	736	237,809
Darden Restaurants, Inc.	3,683	313,976
Hilton Worldwide Holdings, Inc.	6,020	474,135
Marriott International, Inc., Class A	8,944	1,216,205
McDonald’s Corp.	23,749	3,713,869
MGM Resorts International	15,180	531,604
Norwegian Cruise Line Holdings Ltd.(a)	6,140	325,236
Royal Caribbean Cruises Ltd.	5,090	599,297
Starbucks Corp.	41,864	2,423,507
Wyndham Worldwide Corp.	2,971	339,971
Wynn Resorts Ltd.	2,398	437,299
Yum! Brands, Inc.	9,902	842,957
Total		12,248,858
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.4%
D.R. Horton, Inc.	10,188	446,642
Garmin Ltd.	3,293	194,056
Leggett & Platt, Inc.	3,935	174,557
Lennar Corp., Class A	8,130	479,182
Mohawk Industries, Inc.(a)	1,880	436,574
Newell Brands, Inc.	14,449	368,160
PulteGroup, Inc.	7,847	231,408
Whirlpool Corp.	2,108	322,756
Total		2,653,335
Internet & Direct Marketing Retail 3.6%
Amazon.com, Inc.(a)	11,966	17,318,870
Booking Holdings, Inc.(a)	1,455	3,026,967
Expedia Group, Inc.	3,648	402,776
Netflix, Inc.(a)	12,928	3,818,285
TripAdvisor, Inc.(a)	3,236	132,320
Total		24,699,218
Leisure Products 0.1%
Hasbro, Inc.	3,365	283,670
Mattel, Inc.	10,242	134,682
Total		418,352
Media 2.5%
21st Century Fox, Inc., Class A	31,399	1,152,029
21st Century Fox, Inc., Class B	13,080	475,720
CBS Corp., Class B Non Voting	10,281	528,340
Charter Communications, Inc., Class A(a)	5,540	1,724,159
Comcast Corp., Class A	138,066	4,717,715
Discovery, Inc., Class A(a)	4,639	99,414
Discovery, Inc., Class C(a)	9,094	177,515
DISH Network Corp., Class A(a)	6,790	257,273
Interpublic Group of Companies, Inc. (The)	11,457	263,855
News Corp., Class A	11,412	180,310
News Corp., Class B	3,630	58,443
Omnicom Group, Inc.	6,855	498,153
Time Warner, Inc.	23,226	2,196,715
Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Viacom, Inc., Class B	10,512	326,503
Walt Disney Co. (The)	44,792	4,498,908
Total		17,155,052
Multiline Retail 0.5%
Dollar General Corp.	7,685	718,932
Dollar Tree, Inc.(a)	7,064	670,374
Kohl’s Corp.	5,001	327,615
Macy’s, Inc.	9,076	269,920
Nordstrom, Inc.	3,482	168,564
Target Corp.	16,192	1,124,210
Total		3,279,615
Specialty Retail 2.2%
Advance Auto Parts, Inc.	2,200	260,810
AutoZone, Inc.(a)	812	526,736
Best Buy Co., Inc.	7,574	530,104
CarMax, Inc.(a)	5,389	333,795
Foot Locker, Inc.	3,610	164,399
Gap, Inc. (The)	6,489	202,457
Home Depot, Inc. (The)	34,784	6,199,900
L Brands, Inc.	7,319	279,659
Lowe’s Companies, Inc.	24,725	2,169,619
O’Reilly Automotive, Inc.(a)	2,492	616,471
Ross Stores, Inc.	11,380	887,412
Tiffany & Co.	3,034	296,301
TJX Companies, Inc. (The)	18,838	1,536,427
Tractor Supply Co.	3,725	234,750
Ulta Beauty, Inc.(a)	1,730	353,387
Total		14,592,227
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	10,730	197,647
Michael Kors Holdings Ltd.(a)	4,535	281,533
Nike, Inc., Class B	38,656	2,568,305
PVH Corp.	2,291	346,926
Ralph Lauren Corp.	1,646	184,023
Tapestry, Inc.	8,483	446,291
Under Armour, Inc., Class A(a)	5,515	90,170
Common Stocks (continued)
Issuer	Shares	Value ($)
Under Armour, Inc., Class C(a)	5,487	78,738
VF Corp.	9,811	727,191
Total		4,920,824
Total Consumer Discretionary		84,897,180
Consumer Staples 7.5%
Beverages 1.9%
Brown-Forman Corp., Class B	7,795	424,048
Coca-Cola Co. (The)	114,362	4,966,742
Constellation Brands, Inc., Class A	5,106	1,163,759
Dr. Pepper Snapple Group, Inc.	5,357	634,162
Molson Coors Brewing Co., Class B	5,505	414,692
Monster Beverage Corp.(a)	12,320	704,827
PepsiCo, Inc.	42,367	4,624,358
Total		12,932,588
Food & Staples Retailing 1.7%
Costco Wholesale Corp.	13,083	2,465,230
CVS Health Corp.	30,222	1,880,110
Kroger Co. (The)	26,250	628,425
SYSCO Corp.	14,300	857,428
Walgreens Boots Alliance, Inc.	25,375	1,661,301
Walmart, Inc.	43,238	3,846,885
Total		11,339,379
Food Products 1.1%
Archer-Daniels-Midland Co.	16,662	722,631
Campbell Soup Co.	5,728	248,080
ConAgra Foods, Inc.	11,931	440,016
General Mills, Inc.	16,949	763,722
Hershey Co. (The)	4,194	415,038
Hormel Foods Corp.	8,050	276,276
JM Smucker Co. (The)	3,387	420,022
Kellogg Co.	7,416	482,114
Kraft Heinz Co. (The)	17,787	1,107,952
McCormick & Co., Inc.	3,607	383,749
Mondelez International, Inc., Class A	44,299	1,848,597
Tyson Foods, Inc., Class A	8,864	648,756
Total		7,756,953

2	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.4%
Church & Dwight Co., Inc.	7,270	366,117
Clorox Co. (The)	3,859	513,672
Colgate-Palmolive Co.	26,071	1,868,769
Kimberly-Clark Corp.	10,448	1,150,638
Procter & Gamble Co. (The)	75,095	5,953,532
Total		9,852,728
Personal Products 0.2%
Coty, Inc., Class A	14,070	257,481
Estee Lauder Companies, Inc. (The), Class A	6,690	1,001,627
Total		1,259,108
Tobacco 1.2%
Altria Group, Inc.	56,608	3,527,810
Philip Morris International, Inc.	46,262	4,598,443
Total		8,126,253
Total Consumer Staples		51,267,009
Energy 5.7%
Energy Equipment & Services 0.8%
Baker Hughes, Inc.	12,583	349,430
Halliburton Co.	25,993	1,220,111
Helmerich & Payne, Inc.	3,246	216,054
National Oilwell Varco, Inc.	11,318	416,616
Schlumberger Ltd.	41,224	2,670,491
TechnipFMC PLC	13,063	384,705
Total		5,257,407
Oil, Gas & Consumable Fuels 4.9%
Anadarko Petroleum Corp.	16,301	984,743
Andeavor	4,209	423,257
Apache Corp.	11,365	437,325
Cabot Oil & Gas Corp.	13,729	329,221
Chevron Corp.	56,898	6,488,648
Cimarex Energy Co.	2,840	265,540
Concho Resources, Inc.(a)	4,440	667,465
ConocoPhillips	34,992	2,074,676
Devon Energy Corp.	15,676	498,340
EOG Resources, Inc.	17,239	1,814,750
EQT Corp.	7,291	346,395
Exxon Mobil Corp.	126,219	9,417,200
Common Stocks (continued)
Issuer	Shares	Value ($)
Hess Corp.	7,972	403,543
Kinder Morgan, Inc.	56,509	851,026
Marathon Oil Corp.	25,310	408,250
Marathon Petroleum Corp.	14,132	1,033,191
Newfield Exploration Co.(a)	5,948	145,250
Noble Energy, Inc.	14,663	444,289
Occidental Petroleum Corp.	22,789	1,480,373
ONEOK, Inc.	12,234	696,359
Phillips 66	12,509	1,199,863
Pioneer Natural Resources Co.	5,077	872,127
Range Resources Corp.	6,739	97,985
Valero Energy Corp.	12,902	1,196,919
Williams Companies, Inc. (The)	24,643	612,625
Total		33,189,360
Total Energy		38,446,767
Financials 14.5%
Banks 6.4%
Bank of America Corp.	284,980	8,546,550
BB&T Corp.	23,158	1,205,142
Citigroup, Inc.	76,559	5,167,732
Citizens Financial Group, Inc.	14,520	609,550
Comerica, Inc.	5,150	494,040
Fifth Third Bancorp	20,666	656,146
Huntington Bancshares, Inc.	32,834	495,793
JPMorgan Chase & Co.	102,227	11,241,903
KeyCorp	31,600	617,780
M&T Bank Corp.	4,474	824,827
People’s United Financial, Inc.	10,338	192,907
PNC Financial Services Group, Inc. (The)	14,046	2,124,317
Regions Financial Corp.	33,443	621,371
SunTrust Banks, Inc.	13,946	948,886
SVB Financial Group(a)	1,580	379,216
U.S. Bancorp	46,743	2,360,521
Wells Fargo & Co.	130,763	6,853,289
Zions Bancorporation	5,849	308,418
Total		43,648,388

Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 3.1%
Affiliated Managers Group, Inc.	1,625	308,067
Ameriprise Financial, Inc.(b)	4,355	644,279
Bank of New York Mellon Corp. (The)	30,074	1,549,713
BlackRock, Inc.	3,685	1,996,238
Cboe Global Markets, Inc.	3,360	383,376
Charles Schwab Corp. (The)	35,694	1,863,941
CME Group, Inc.	10,140	1,640,044
E*TRADE Financial Corp.(a)	7,936	439,734
Franklin Resources, Inc.	9,700	336,396
Goldman Sachs Group, Inc. (The)	10,519	2,649,315
Intercontinental Exchange, Inc.	17,345	1,257,859
Invesco Ltd.	12,129	388,249
Moody’s Corp.	4,953	798,919
Morgan Stanley	41,099	2,217,702
Nasdaq, Inc.	3,474	299,528
Northern Trust Corp.	6,339	653,741
Raymond James Financial, Inc.	3,860	345,123
S&P Global, Inc.	7,563	1,444,987
State Street Corp.	10,956	1,092,642
T. Rowe Price Group, Inc.	7,287	786,777
Total		21,096,630
Consumer Finance 0.7%
American Express Co.	21,460	2,001,789
Capital One Financial Corp.	14,490	1,388,432
Discover Financial Services	10,568	760,156
Navient Corp.	7,835	102,795
Synchrony Financial	21,290	713,854
Total		4,967,026
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc., Class B(a)	57,326	11,435,391
Leucadia National Corp.	9,336	212,207
Total		11,647,598
Insurance 2.6%
Aflac, Inc.	23,212	1,015,757
Allstate Corp. (The)	10,563	1,001,372
American International Group, Inc.	26,774	1,457,041
Aon PLC	7,335	1,029,321
Common Stocks (continued)
Issuer	Shares	Value ($)
Arthur J Gallagher & Co.	5,400	371,142
Assurant, Inc.	1,567	143,239
Brighthouse Financial, Inc.(a)	2,855	146,747
Chubb Ltd.	13,821	1,890,298
Cincinnati Financial Corp.	4,447	330,234
Everest Re Group Ltd.	1,220	313,320
Hartford Financial Services Group, Inc. (The)	10,634	547,864
Lincoln National Corp.	6,503	475,109
Loews Corp.	8,028	399,232
Marsh & McLennan Companies, Inc.	15,123	1,249,009
MetLife, Inc.	30,875	1,416,854
Principal Financial Group, Inc.	8,023	488,681
Progressive Corp. (The)	17,345	1,056,831
Prudential Financial, Inc.	12,572	1,301,831
Torchmark Corp.	3,158	265,809
Travelers Companies, Inc. (The)	8,082	1,122,267
Unum Group	6,586	313,559
Willis Towers Watson PLC	3,932	598,411
Xl Group Ltd.	7,657	423,126
Total		17,357,054
Total Financials		98,716,696
Health Care 13.5%
Biotechnology 2.6%
AbbVie, Inc.	47,484	4,494,361
Alexion Pharmaceuticals, Inc.(a)	6,602	735,859
Amgen, Inc.	19,909	3,394,086
Biogen, Inc.(a)	6,300	1,725,066
Celgene Corp.(a)	22,405	1,998,750
Gilead Sciences, Inc.	39,018	2,941,567
Incyte Corp.(a)	5,230	435,816
Regeneron Pharmaceuticals, Inc.(a)	2,300	792,028
Vertex Pharmaceuticals, Inc.(a)	7,560	1,232,129
Total		17,749,662
Health Care Equipment & Supplies 2.8%
Abbott Laboratories	51,850	3,106,852
Align Technology, Inc.(a)	2,150	539,930
Baxter International, Inc.	14,804	962,852
Becton Dickinson and Co.	7,929	1,718,214
Boston Scientific Corp.(a)	40,955	1,118,891

4	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Cooper Companies, Inc. (The)	1,460	334,063
Danaher Corp.	18,281	1,789,893
Dentsply Sirona, Inc.	6,846	344,422
Edwards Lifesciences Corp.(a)	6,254	872,558
Hologic, Inc.(a)	8,240	307,846
IDEXX Laboratories, Inc.(a)	2,600	497,614
Intuitive Surgical, Inc.(a)	3,349	1,382,568
Medtronic PLC	40,369	3,238,401
ResMed, Inc.	4,260	419,482
Stryker Corp.	9,599	1,544,671
Varian Medical Systems, Inc.(a)	2,717	333,240
Zimmer Biomet Holdings, Inc.	6,049	659,583
Total		19,171,080
Health Care Providers & Services 2.7%
Aetna, Inc.	9,739	1,645,891
AmerisourceBergen Corp.	4,846	417,774
Anthem, Inc.	7,618	1,673,675
Cardinal Health, Inc.	9,373	587,500
Centene Corp.(a)	5,170	552,518
CIGNA Corp.	7,232	1,213,096
DaVita, Inc.(a)	4,341	286,245
Envision Healthcare Corp.(a)	3,600	138,348
Express Scripts Holding Co.(a)	16,809	1,161,166
HCA Healthcare, Inc.	8,340	808,980
Henry Schein, Inc.(a)	4,580	307,822
Humana, Inc.	4,097	1,101,396
Laboratory Corp. of America Holdings(a)	3,038	491,396
McKesson Corp.	6,150	866,350
Quest Diagnostics, Inc.	4,044	405,613
UnitedHealth Group, Inc.	28,822	6,167,908
Universal Health Services, Inc., Class B	2,595	307,274
Total		18,132,952
Health Care Technology 0.1%
Cerner Corp.(a)	9,411	545,838
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	9,617	643,377
Illumina, Inc.(a)	4,380	1,035,520
IQVIA Holdings, Inc.(a)	4,340	425,797
Common Stocks (continued)
Issuer	Shares	Value ($)
Mettler-Toledo International, Inc.(a)	760	437,023
PerkinElmer, Inc.	3,291	249,194
Thermo Fisher Scientific, Inc.	11,969	2,471,120
Waters Corp.(a)	2,347	466,232
Total		5,728,263
Pharmaceuticals 4.5%
Allergan PLC	9,836	1,655,301
Bristol-Myers Squibb Co.	48,634	3,076,101
Eli Lilly & Co.	28,717	2,221,834
Johnson & Johnson	79,918	10,241,492
Merck & Co., Inc.	80,309	4,374,431
Mylan NV(a)	15,331	631,177
Nektar Therapeutics(a)	4,790	508,985
Perrigo Co. PLC	3,906	325,526
Pfizer, Inc.	177,317	6,292,980
Zoetis, Inc.	14,520	1,212,565
Total		30,540,392
Total Health Care		91,868,187
Industrials 10.1%
Aerospace & Defense 2.9%
Arconic, Inc.	12,651	291,479
Boeing Co. (The)	16,477	5,402,479
General Dynamics Corp.	8,229	1,817,786
Harris Corp.	3,532	569,641
Huntington Ingalls Industries, Inc.	1,350	347,976
L3 Technologies, Inc.	2,326	483,808
Lockheed Martin Corp.	7,398	2,500,006
Northrop Grumman Corp.	5,183	1,809,489
Raytheon Co.	8,593	1,854,542
Rockwell Collins, Inc.	4,885	658,742
Textron, Inc.	7,799	459,907
TransDigm Group, Inc.	1,450	445,063
United Technologies Corp.	22,155	2,787,542
Total		19,428,460

Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	4,165	390,302
Expeditors International of Washington, Inc.	5,254	332,578
FedEx Corp.	7,341	1,762,648
United Parcel Service, Inc., Class B	20,500	2,145,530
Total		4,631,058
Airlines 0.5%
Alaska Air Group, Inc.	3,660	226,773
American Airlines Group, Inc.	12,540	651,578
Delta Air Lines, Inc.	19,370	1,061,670
Southwest Airlines Co.	16,110	922,781
United Continental Holdings, Inc.(a)	7,210	500,879
Total		3,363,681
Building Products 0.3%
Allegion PLC	2,839	242,138
AO Smith Corp.	4,330	275,345
Fortune Brands Home & Security, Inc.	4,530	266,772
Johnson Controls International PLC	27,585	972,095
Masco Corp.	9,337	377,588
Total		2,133,938
Commercial Services & Supplies 0.3%
Cintas Corp.	2,572	438,732
Republic Services, Inc.	6,705	444,072
Stericycle, Inc.(a)	2,545	148,959
Waste Management, Inc.	11,880	999,345
Total		2,031,108
Construction & Engineering 0.1%
Fluor Corp.	4,164	238,264
Jacobs Engineering Group, Inc.	3,589	212,290
Quanta Services, Inc.(a)	4,578	157,254
Total		607,808
Electrical Equipment 0.5%
Acuity Brands, Inc.	1,260	175,379
AMETEK, Inc.	6,890	523,433
Eaton Corp. PLC	13,116	1,048,100
Emerson Electric Co.	18,912	1,291,690
Rockwell Automation, Inc.	3,802	662,308
Total		3,700,910
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 1.7%
3M Co.	17,743	3,894,943
General Electric Co.	258,633	3,486,373
Honeywell International, Inc.	22,399	3,236,880
Roper Technologies, Inc.	3,062	859,473
Total		11,477,669
Machinery 1.7%
Caterpillar, Inc.	17,805	2,624,101
Cummins, Inc.	4,640	752,098
Deere & Co.	9,649	1,498,683
Dover Corp.	4,595	451,321
Flowserve Corp.	3,901	169,030
Fortive Corp.	9,120	706,982
Illinois Tool Works, Inc.	9,160	1,435,006
Ingersoll-Rand PLC	7,444	636,536
PACCAR, Inc.	10,481	693,528
Parker-Hannifin Corp.	3,963	677,792
Pentair PLC	4,933	336,085
Snap-On, Inc.	1,686	248,752
Stanley Black & Decker, Inc.	4,572	700,430
Xylem, Inc.	5,355	411,907
Total		11,342,251
Professional Services 0.3%
Equifax, Inc.	3,575	421,171
IHS Markit Ltd.(a)	10,780	520,027
Nielsen Holdings PLC	9,990	317,582
Robert Half International, Inc.	3,703	214,367
Verisk Analytics, Inc.(a)	4,620	480,480
Total		1,953,627
Road & Rail 0.9%
CSX Corp.	26,430	1,472,415
JB Hunt Transport Services, Inc.	2,550	298,733
Kansas City Southern	3,070	337,240
Norfolk Southern Corp.	8,463	1,149,106
Union Pacific Corp.	23,447	3,151,980
Total		6,409,474

6	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.2%
Fastenal Co.	8,573	468,000
United Rentals, Inc.(a)	2,515	434,416
WW Grainger, Inc.	1,520	429,050
Total		1,331,466
Total Industrials		68,411,450
Information Technology 24.5%
Communications Equipment 1.1%
Cisco Systems, Inc.	143,501	6,154,758
F5 Networks, Inc.(a)	1,844	266,661
Juniper Networks, Inc.	10,244	249,237
Motorola Solutions, Inc.	4,821	507,651
Total		7,178,307
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	9,101	783,869
Corning, Inc.	25,891	721,841
FLIR Systems, Inc.	4,135	206,791
IPG Photonics Corp.(a)	1,130	263,719
TE Connectivity Ltd.	10,465	1,045,454
Total		3,021,674
Internet Software & Services 4.7%
Akamai Technologies, Inc.(a)	5,062	359,301
Alphabet, Inc., Class A(a)	8,896	9,226,397
Alphabet, Inc., Class C(a)	9,064	9,352,145
eBay, Inc.(a)	28,033	1,128,048
Facebook, Inc., Class A(a)	71,365	11,403,413
VeriSign, Inc.(a)	2,488	294,977
Total		31,764,281
IT Services 4.2%
Accenture PLC, Class A	18,367	2,819,335
Alliance Data Systems Corp.	1,440	306,518
Automatic Data Processing, Inc.	13,205	1,498,503
Cognizant Technology Solutions Corp., Class A	17,514	1,409,877
CSRA, Inc.	4,878	201,120
DXC Technology Co.	8,500	854,505
Fidelity National Information Services, Inc.	9,863	949,807
Fiserv, Inc.(a)	12,310	877,826
Gartner, Inc.(a)	2,710	318,750
Common Stocks (continued)
Issuer	Shares	Value ($)
Global Payments, Inc.	4,740	528,605
International Business Machines Corp.	25,518	3,915,227
MasterCard, Inc., Class A	27,500	4,816,900
Paychex, Inc.	9,521	586,398
PayPal Holdings, Inc.(a)	33,603	2,549,460
Total System Services, Inc.	4,924	424,744
Visa, Inc., Class A	53,694	6,422,876
Western Union Co. (The)	13,677	263,009
Total		28,743,460
Semiconductors & Semiconductor Equipment 4.1%
Advanced Micro Devices, Inc.(a)	24,540	246,627
Analog Devices, Inc.	11,020	1,004,253
Applied Materials, Inc.	31,294	1,740,259
Broadcom Ltd.	12,226	2,881,057
Intel Corp.	139,405	7,260,212
KLA-Tencor Corp.	4,662	508,205
Lam Research Corp.	4,851	985,529
Microchip Technology, Inc.	6,984	638,058
Micron Technology, Inc.(a)	34,446	1,796,015
NVIDIA Corp.	18,023	4,173,947
Qorvo, Inc.(a)	3,770	265,597
QUALCOMM, Inc.	44,093	2,443,193
Skyworks Solutions, Inc.	5,440	545,414
Texas Instruments, Inc.	29,306	3,044,600
Xilinx, Inc.	7,588	548,157
Total		28,081,123
Software 5.7%
Activision Blizzard, Inc.	22,600	1,524,596
Adobe Systems, Inc.(a)	14,643	3,164,060
ANSYS, Inc.(a)	2,500	391,725
Autodesk, Inc.(a)	6,558	823,554
CA, Inc.	9,318	315,880
Cadence Design Systems, Inc.(a)	8,430	309,971
Citrix Systems, Inc.(a)	3,854	357,651
Electronic Arts, Inc.(a)	9,135	1,107,527
Intuit, Inc.	7,243	1,255,574
Microsoft Corp.	229,360	20,933,687
Oracle Corp.	90,017	4,118,278
Red Hat, Inc.(a)	5,269	787,768

Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Salesforce.com, Inc.(a)	20,435	2,376,591
Symantec Corp.	18,466	477,346
Synopsys, Inc.(a)	4,430	368,753
Take-Two Interactive Software, Inc.(a)	3,410	333,430
Total		38,646,391
Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc.(c)	151,145	25,359,108
Hewlett Packard Enterprise Co.	46,675	818,679
HP, Inc.	48,775	1,069,148
NetApp, Inc.	7,979	492,225
Seagate Technology PLC	8,481	496,308
Western Digital Corp.	8,865	817,974
Xerox Corp.	6,374	183,444
Total		29,236,886
Total Information Technology		166,672,122
Materials 2.8%
Chemicals 2.1%
Air Products & Chemicals, Inc.	6,522	1,037,194
Albemarle Corp.	3,300	306,042
CF Industries Holdings, Inc.	6,950	262,223
DowDuPont, Inc.	69,702	4,440,714
Eastman Chemical Co.	4,260	449,771
Ecolab, Inc.	7,741	1,061,059
FMC Corp.	4,003	306,510
International Flavors & Fragrances, Inc.	2,352	322,012
LyondellBasell Industries NV, Class A	9,640	1,018,755
Monsanto Co.	13,130	1,532,140
Mosaic Co. (The)	10,442	253,532
PPG Industries, Inc.	7,582	846,151
Praxair, Inc.	8,557	1,234,775
Sherwin-Williams Co. (The)	2,461	965,007
Total		14,035,885
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,870	387,651
Vulcan Materials Co.	3,947	450,629
Total		838,280
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.3%
Avery Dennison Corp.	2,616	277,950
Ball Corp.	10,426	414,017
International Paper Co.	12,303	657,349
Packaging Corp. of America	2,810	316,687
Sealed Air Corp.	4,982	213,180
WestRock Co.	7,601	487,756
Total		2,366,939
Metals & Mining 0.3%
Freeport-McMoRan, Inc.(a)	40,104	704,628
Newmont Mining Corp.	15,889	620,783
Nucor Corp.	9,469	578,461
Total		1,903,872
Total Materials		19,144,976
Real Estate 2.7%
Equity Real Estate Investment Trusts (REITS) 2.7%
Alexandria Real Estate Equities, Inc.	3,020	377,168
American Tower Corp.	13,129	1,908,169
Apartment Investment & Management Co., Class A	4,684	190,873
AvalonBay Communities, Inc.	4,112	676,260
Boston Properties, Inc.	4,593	565,949
Crown Castle International Corp.	12,353	1,354,012
Digital Realty Trust, Inc.	6,120	644,926
Duke Realty Corp.	10,630	281,482
Equinix, Inc.	2,356	985,138
Equity Residential	10,967	675,787
Essex Property Trust, Inc.	1,970	474,140
Extra Space Storage, Inc.	3,750	327,600
Federal Realty Investment Trust	2,180	253,120
GGP, Inc.	18,815	384,955
HCP, Inc.	13,984	324,848
Host Hotels & Resorts, Inc.	21,872	407,694
Iron Mountain, Inc.	8,388	275,630
Kimco Realty Corp.	12,675	182,520
Macerich Co. (The)	3,235	181,225
Mid-America Apartment Communities, Inc.	3,380	308,391
ProLogis, Inc.	15,877	1,000,092
Public Storage	4,464	894,541

8	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Realty Income Corp.	8,470	438,153
Regency Centers Corp.	4,430	261,281
SBA Communications Corp.(a)	3,470	593,092
Simon Property Group, Inc.	9,264	1,429,898
SL Green Realty Corp.	2,690	260,473
UDR, Inc.	7,990	284,604
Ventas, Inc.	10,608	525,414
Vornado Realty Trust	5,145	346,259
Welltower, Inc.	11,031	600,417
Weyerhaeuser Co.	22,498	787,430
Total		18,201,541
Real Estate Management & Development —%
CBRE Group, Inc., Class A(a)	8,996	424,791
Total Real Estate		18,626,332
Telecommunication Services 1.9%
Diversified Telecommunication Services 1.9%
AT&T, Inc.	182,898	6,520,314
CenturyLink, Inc.	28,978	476,108
Verizon Communications, Inc.	122,965	5,880,186
Total		12,876,608
Total Telecommunication Services		12,876,608
Utilities 2.8%
Electric Utilities 1.7%
Alliant Energy Corp.	6,890	281,525
American Electric Power Co., Inc.	14,651	1,004,912
Duke Energy Corp.	20,856	1,615,714
Edison International	9,710	618,139
Entergy Corp.	5,380	423,836
Eversource Energy	9,435	555,910
Exelon Corp.	28,744	1,121,304
FirstEnergy Corp.	13,318	452,945
NextEra Energy, Inc.	14,013	2,288,743
PG&E Corp.	15,341	673,930
Pinnacle West Capital Corp.	3,332	265,894
PPL Corp.	20,670	584,754
Common Stocks (continued)
Issuer	Shares	Value ($)
Southern Co. (The)	30,034	1,341,319
Xcel Energy, Inc.	15,133	688,249
Total		11,917,174
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	19,673	223,682
NRG Energy, Inc.	8,992	274,526
Total		498,208
Multi-Utilities 0.9%
Ameren Corp.	7,232	409,548
CenterPoint Energy, Inc.	12,844	351,926
CMS Energy Corp.	8,411	380,934
Consolidated Edison, Inc.	9,243	720,400
Dominion Energy, Inc.	19,404	1,308,412
DTE Energy Co.	5,346	558,122
NiSource, Inc.	10,054	240,391
Public Service Enterprise Group, Inc.	15,038	755,509
SCANA Corp.	4,253	159,700
Sempra Energy	7,608	846,162
WEC Energy Group, Inc.	9,403	589,568
Total		6,320,672
Water Utilities 0.1%
American Water Works Co., Inc.	5,320	436,931
Total Utilities		19,172,985
Total Common Stocks (Cost $440,049,651)		670,100,312

Money Market Funds 3.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(b),(d)	20,605,301	20,603,240
Total Money Market Funds (Cost $20,604,071)		20,603,240
Total Investments in Securities (Cost: $460,653,722)		690,703,552
Other Assets & Liabilities, Net		(10,471,064)
Net Assets		680,232,488

At March 31, 2018, securities and/or cash totaling $822,122 were pledged as collateral.
Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2018 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	78	06/2018	USD	10,307,700	—	(260,143)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Ameriprise Financial, Inc.
	4,255	140	(40)	4,355	5,200	(97,207)	3,532	644,279
Columbia Short-Term Cash Fund, 1.738%
	12,170,902	22,246,068	(13,811,669)	20,605,301	(800)	(1,133)	54,336	20,603,240
Total					4,400	(98,340)	57,868	21,247,519

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2018.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
10	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	84,897,180	—	—	—	84,897,180
Consumer Staples	51,267,009	—	—	—	51,267,009
Energy	38,446,767	—	—	—	38,446,767
Financials	98,716,696	—	—	—	98,716,696
Health Care	91,868,187	—	—	—	91,868,187
Industrials	68,411,450	—	—	—	68,411,450
Information Technology	166,672,122	—	—	—	166,672,122
Materials	19,144,976	—	—	—	19,144,976
Real Estate	18,626,332	—	—	—	18,626,332
Telecommunication Services	12,876,608	—	—	—	12,876,608
Utilities	19,172,985	—	—	—	19,172,985
Total Common Stocks	670,100,312	—	—	—	670,100,312
Money Market Funds	—	—	—	20,603,240	20,603,240
Total Investments in Securities	670,100,312	—	—	20,603,240	690,703,552
Investments in Derivatives
Liability
Futures Contracts	(260,143)	—	—	—	(260,143)
Total	669,840,169	—	—	20,603,240	690,443,409
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2018	11

Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.8%
Issuer	Shares	Value ($)
Argentina 1.4%
Banco Macro SA, ADR	26,712	2,884,095
Despegar.com Corp.(a)	90,786	2,837,062
Loma Negra Cia Industrial Argentina SA, ADR(a)	216,669	4,619,383
Total		10,340,540
Brazil 7.2%
B3 SA - Brasil Bolsa Balcao	509,900	4,134,554
Fleury SA	887,300	7,315,666
Hypera SA	263,300	2,875,090
Itaú Unibanco Holding SA, ADR	992,779	15,487,352
Localiza Rent a Car	369,900	3,195,429
Pagseguro Digital Ltd., Class A(a)	217,512	8,335,060
Petroleo Brasileiro SA, ADR(a)	765,056	10,817,892
Raia Drogasil SA	83,600	1,892,328
Total		54,053,371
Canada 1.1%
First Quantum Minerals Ltd.	279,600	3,925,924
Parex Resources(a)	306,341	4,308,533
Total		8,234,457
China 28.9%
Alibaba Group Holding Ltd., ADR(a)	246,055	45,160,935
Baidu, Inc., ADR(a)	25,274	5,640,904
China Animal Healthcare Ltd.(a),(b),(c)	4,603,000	1
China Construction Bank Corp., Class H	5,454,000	5,696,725
China Merchants Bank Co., Ltd., Class H	2,395,000	9,941,334
CSPC Pharmaceutical Group Ltd.	1,902,000	5,126,868
Ctrip.com International Ltd., ADR(a)	95,758	4,464,238
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	705,700	4,698,514
Industrial & Commercial Bank of China Ltd., Class H	20,644,000	17,990,957
Kingdee International Software Group Co., Ltd.(a)	4,726,000	4,814,073
Midea Group Co., Ltd., Class A	522,700	4,641,529
NetEase, Inc., ADR	24,579	6,891,706
New Oriental Education & Technology Group, Inc., ADR	107,245	9,400,024
Nexteer Automotive Group Ltd.	2,298,000	3,512,723
Ping An Insurance Group Co. of China Ltd., Class H	1,578,000	16,270,250
Sunny Optical Technology Group Co., Ltd.	343,700	6,449,292
Common Stocks (continued)
Issuer	Shares	Value ($)
Tencent Holdings Ltd.	868,201	46,604,656
Wuliangye Yibin Co., Ltd.	1,316,600	14,261,915
Wuxi Biologics Cayman, Inc.(a)	528,000	5,138,544
Total		216,705,188
Hong Kong 2.5%
AIA Group Ltd.	868,400	7,423,672
Galaxy Entertainment Group Ltd.	588,000	5,397,069
Techtronic Industries Co., Ltd.	1,067,000	6,262,320
Total		19,083,061
India 10.3%
Adani Ports & Special Economic Zone	450,535	2,463,769
AU Small Finance Bank Ltd.(a)	177,858	1,702,424
Bajaj Finance Ltd.	133,336	3,645,118
Balkrishna Industries Ltd.	135,623	2,235,265
Bharat Petroleum Corp., Ltd.	650,008	4,290,918
Ceat Ltd.	120,323	2,803,064
Eicher Motors Ltd.	23,101	10,117,929
HDFC Bank Ltd., ADR	72,053	7,116,675
HDFC Standard Life Insurance Co., Ltd.	815,400	5,732,638
Indraprastha Gas Ltd.	1,457,976	6,299,951
IndusInd Bank Ltd.	147,508	4,092,118
InterGlobe Aviation Ltd.	217,322	4,320,913
Motilal Oswal Financial Services Ltd.	118,308	1,835,499
Natco Pharma Ltd.	188,099	2,189,182
Petronet LNG Ltd.	1,305,662	4,661,276
Tejas Networks Ltd.(a)	896,295	5,074,498
UPL Ltd.	774,716	8,732,388
Total		77,313,625
Indonesia 3.9%
PT Ace Hardware Indonesia Tbk	37,716,300	3,643,558
PT Bank Central Asia Tbk	5,221,800	8,870,725
PT Bank Rakyat Indonesia Persero Tbk	35,039,400	9,195,726
PT Nippon Indosari Corpindo Tbk	22,936,800	2,007,543
PT Pakuwon Jati Tbk	68,494,000	3,147,863
PT Sumber Alfaria Trijaya Tbk	11,644,300	515,927
PT Tower Bersama Infrastructure Tbk	4,353,200	1,765,611
Total		29,146,953
Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mexico 1.0%
Grupo Financiero Banorte SAB de CV, Class O	1,247,300	7,624,447
Peru 1.1%
Credicorp Ltd.	37,075	8,417,508
Philippines 0.6%
Robinsons Retail Holdings, Inc.	850,840	1,456,183
Security Bank Corp.	592,200	2,739,122
Total		4,195,305
Poland 1.4%
Dino Polska SA(a)	183,693	4,660,543
KRUK SA	91,839	5,848,678
Total		10,509,221
Russian Federation 8.2%
Detsky Mir PJSC	1,723,051	2,885,913
Lukoil PJSC, ADR	74,216	5,143,540
Mail.ru Group Ltd., GDR(a),(d)	170,247	5,955,240
Mobile Telesystems PJSC, ADR	228,412	2,601,613
Novolipetsk Steel PJSC, GDR	149,166	3,714,234
Sberbank of Russia PJSC, ADR	1,064,910	19,839,273
TCS Group Holding PLC, GDR	222,681	4,887,848
X5 Retail Group NV GDR, Registered Shares(a)	177,302	5,957,347
Yandex NV, Class A(a)	257,851	10,172,222
Total		61,157,230
South Africa 5.6%
AVI Ltd.	464,640	4,349,395
Clicks Group Ltd.	253,262	3,895,812
FirstRand Ltd.	842,754	4,762,348
Naspers Ltd., Class N	118,203	28,873,332
Total		41,880,887
South Korea 12.1%
Cafe24 Corp.(a)	17,202	1,915,637
DB Insurance Co., Ltd.	38,704	2,404,474
KB Financial Group, Inc.	161,629	9,374,034
NAVER Corp.	7,195	5,354,691
NCSoft Corp.	6,277	2,429,071
POSCO	17,755	5,667,410
Samsung Electronics Co., Ltd.	16,569	38,713,075
SK Hynix, Inc.	245,955	18,843,095
Common Stocks (continued)
Issuer	Shares	Value ($)
SK Innovation Co., Ltd.	32,031	6,366,439
Total		91,067,926
Spain 0.1%
Atento SA	100,397	783,097
Taiwan 7.0%
Cathay Financial Holding Co., Ltd.	4,078,000	7,312,519
eMemory Technology, Inc.	206,000	2,486,614
Hon Hai Precision Industry Co., Ltd.	1,483,000	4,625,434
MediaTek, Inc.	455,000	5,235,339
Silergy Corp.	166,000	3,769,239
Taiwan Semiconductor Manufacturing Co., Ltd.	3,099,838	26,256,251
United Microelectronics Corp.	5,871,000	3,094,035
Total		52,779,431
Thailand 3.8%
Kasikornbank PCL, Foreign Registered Shares	1,104,100	7,541,285
Mega Lifesciences PCL, Foreign Registered Shares	1,898,000	2,698,705
Muangthai Leasing PCL, Foreign Registered Shares	5,091,700	6,209,185
PTG Energy PCL, Foreign Registered Shares	6,337,527	3,317,855
Siam Commercial Bank PCL (The), Foreign Registered Shares	909,000	4,179,259
Srisawad Corp., PCL, Foreign Registered Shares	1,245,060	2,439,047
Workpoint Entertainment PCL, Foreign Registered Shares	881,655	1,793,819
Total		28,179,155
United States 0.6%
Luxoft Holding, Inc.(a)	63,260	2,590,497
Universal Display Corp.	15,774	1,593,174
Total		4,183,671
Total Common Stocks (Cost $494,905,289)		725,655,073

Preferred Stocks 1.4%
Issuer	Shares	Value ($)
Brazil 0.7%
Azul SA(a)	448,600	5,216,421
South Korea 0.7%
Samsung Electronics Co., Ltd.	2,766	5,318,833
Total Preferred Stocks (Cost $7,657,481)		10,535,254

2	Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2018 (Unaudited)
Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(e),(f)	13,567,998	13,566,642
Total Money Market Funds (Cost $13,566,642)		13,566,642
Total Investments in Securities (Cost $516,129,412)		749,756,969
Other Assets & Liabilities, Net		132,373
Net Assets		$749,889,342
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2018, the value of these securities amounted to $1, which represents less than 0.01% of net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2018, the value of these securities amounted to $5,955,240, which represents 0.79% of net assets.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	3,686,610	52,704,078	(42,822,690)	13,567,998	390	(162)	32,581	13,566,642
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	10,340,540	—	—	—	10,340,540
Brazil	54,053,371	—	—	—	54,053,371
Canada	8,234,457	—	—	—	8,234,457
China	71,557,807	145,147,380	1	—	216,705,188
Hong Kong	—	19,083,061	—	—	19,083,061
India	7,116,675	70,196,950	—	—	77,313,625
Indonesia	—	29,146,953	—	—	29,146,953
Mexico	7,624,447	—	—	—	7,624,447
Peru	8,417,508	—	—	—	8,417,508
Philippines	—	4,195,305	—	—	4,195,305
Poland	—	10,509,221	—	—	10,509,221
Russian Federation	17,917,375	43,239,855	—	—	61,157,230
South Africa	—	41,880,887	—	—	41,880,887
South Korea	—	91,067,926	—	—	91,067,926
Spain	783,097	—	—	—	783,097
Taiwan	—	52,779,431	—	—	52,779,431
4	Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Thailand	—	28,179,155	—	—	28,179,155
United States	4,183,671	—	—	—	4,183,671
Total Common Stocks	190,228,948	535,426,124	1	—	725,655,073
Preferred Stocks
Brazil	5,216,421	—	—	—	5,216,421
South Korea	—	5,318,833	—	—	5,318,833
Total Preferred Stocks	5,216,421	5,318,833	—	—	10,535,254
Money Market Funds	—	—	—	13,566,642	13,566,642
Total Investments in Securities	195,445,369	540,744,957	1	13,566,642	749,756,969
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Variable Portfolio – Mid Cap Growth Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Consumer Discretionary 22.3%
Auto Components 1.6%
Visteon Corp.(a)	72,494	7,991,739
Distributors 1.4%
Pool Corp.	47,256	6,909,772
Diversified Consumer Services 0.3%
Service Corp. International	45,073	1,701,055
Hotels, Restaurants & Leisure 7.9%
Choice Hotels International, Inc.	134,103	10,748,355
Churchill Downs, Inc.	41,841	10,211,296
Dunkin’ Brands Group, Inc.	108,917	6,501,256
Extended Stay America, Inc.	131,949	2,608,632
Six Flags Entertainment Corp.	127,412	7,932,671
Total		38,002,210
Household Durables 1.5%
NVR, Inc.(a)	2,580	7,224,000
Leisure Products 1.5%
Polaris Industries, Inc.	61,753	7,071,954
Media 2.6%
Liberty Global PLC, Class A(a)	135,568	4,244,634
Madison Square Garden Co. (The), Class A(a)	33,228	8,167,442
Total		12,412,076
Specialty Retail 4.0%
O’Reilly Automotive, Inc.(a)	19,402	4,799,667
Ross Stores, Inc.	15,147	1,181,163
Tractor Supply Co.	108,731	6,852,227
Ulta Beauty, Inc.(a)	30,811	6,293,763
Total		19,126,820
Textiles, Apparel & Luxury Goods 1.5%
Hanesbrands, Inc.	401,192	7,389,957
Total Consumer Discretionary		107,829,583
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.1%
Energy Equipment & Services 2.0%
Core Laboratories NV	45,291	4,901,392
Helmerich & Payne, Inc.	74,516	4,959,785
Total		9,861,177
Oil, Gas & Consumable Fuels 1.1%
Concho Resources, Inc.(a)	33,570	5,046,578
Total Energy		14,907,755
Financials 9.8%
Banks 2.5%
First Republic Bank	81,901	7,584,851
SVB Financial Group(a)	20,081	4,819,641
Total		12,404,492
Capital Markets 7.3%
Affiliated Managers Group, Inc.	41,023	7,777,140
Cboe Global Markets, Inc.	65,279	7,448,334
MSCI, Inc.	64,092	9,579,831
Raymond James Financial, Inc.	88,248	7,890,254
S&P Global, Inc.	9,486	1,812,395
TD Ameritrade Holding Corp.	12,421	735,696
Total		35,243,650
Total Financials		47,648,142
Health Care 15.2%
Biotechnology 2.3%
Amicus Therapeutics, Inc.(a)	325,346	4,893,204
Sarepta Therapeutics(a)	82,253	6,094,125
Total		10,987,329
Health Care Equipment & Supplies 7.0%
ABIOMED, Inc.(a)	33,387	9,715,283
Align Technology, Inc.(a)	25,619	6,433,700
IDEXX Laboratories, Inc.(a)	41,272	7,899,048
Teleflex, Inc.	16,258	4,145,465
Varian Medical Systems, Inc.(a)	47,159	5,784,051
Total		33,977,547
Health Care Technology 1.9%
athenahealth, Inc.(a)	63,220	9,042,356
Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Growth Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 3.4%
Agilent Technologies, Inc.	70,389	4,709,024
Illumina, Inc.(a)	21,792	5,152,065
Mettler-Toledo International, Inc.(a)	11,765	6,765,228
Total		16,626,317
Pharmaceuticals 0.6%
Zoetis, Inc.	37,153	3,102,647
Total Health Care		73,736,196
Industrials 13.2%
Aerospace & Defense 1.3%
BWX Technologies, Inc.	77,827	4,944,349
Spirit AeroSystems Holdings, Inc., Class A	13,388	1,120,576
Total		6,064,925
Building Products 0.9%
Lennox International, Inc.	20,515	4,192,651
Commercial Services & Supplies 4.5%
Cintas Corp.	35,564	6,066,507
Healthcare Services Group, Inc.	164,778	7,164,547
Rollins, Inc.	167,788	8,562,222
Total		21,793,276
Machinery 1.3%
Donaldson Co., Inc.	140,018	6,307,811
Road & Rail 3.0%
JB Hunt Transport Services, Inc.	51,958	6,086,879
Landstar System, Inc.	78,475	8,604,784
Total		14,691,663
Trading Companies & Distributors 2.2%
Fastenal Co.	158,613	8,658,684
United Rentals, Inc.(a)	12,410	2,143,579
Total		10,802,263
Total Industrials		63,852,589
Information Technology 28.6%
Communications Equipment 0.4%
Arista Networks, Inc.(a)	8,250	2,106,225
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 2.7%
CDW Corp.	105,769	7,436,618
Coherent, Inc.(a)	28,815	5,399,931
Total		12,836,549
Internet Software & Services 2.4%
GoDaddy, Inc., Class A(a)	58,321	3,582,076
VeriSign, Inc.(a)	66,808	7,920,756
Total		11,502,832
IT Services 5.1%
MAXIMUS, Inc.	136,767	9,127,830
WEX, Inc.(a)	46,145	7,227,230
Worldpay, Inc., Class A(a)	99,208	8,158,866
Total		24,513,926
Semiconductors & Semiconductor Equipment 5.4%
Lam Research Corp.	35,864	7,286,130
Microchip Technology, Inc.	11,095	1,013,639
Monolithic Power Systems, Inc.	54,780	6,341,881
ON Semiconductor Corp.(a)	34,495	843,748
Skyworks Solutions, Inc.	55,642	5,578,667
Teradyne, Inc.	114,602	5,238,457
Total		26,302,522
Software 12.6%
Aspen Technology, Inc.(a)	162,096	12,787,753
Guidewire Software, Inc.(a)	71,391	5,770,535
Red Hat, Inc.(a)	37,246	5,568,649
ServiceNow, Inc.(a)	49,070	8,118,632
Synopsys, Inc.(a)	138,050	11,491,282
Take-Two Interactive Software, Inc.(a)	54,332	5,312,583
Tyler Technologies, Inc.(a)	56,160	11,847,514
Total		60,896,948
Total Information Technology		138,159,002
Materials 2.9%
Chemicals 2.9%
Air Products & Chemicals, Inc.	16,798	2,671,386
Celanese Corp., Class A	49,578	4,968,211
International Flavors & Fragrances, Inc.	45,319	6,204,624
Total		13,844,221
Total Materials		13,844,221

2	Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Growth Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 4.2%
Equity Real Estate Investment Trusts (REITS) 2.8%
Equity LifeStyle Properties, Inc.	58,342	5,120,678
SBA Communications Corp.(a)	49,486	8,458,147
Total		13,578,825
Real Estate Management & Development 1.4%
Jones Lang LaSalle, Inc.	39,302	6,863,701
Total Real Estate		20,442,526
Total Common Stocks (Cost $459,831,110)		480,420,014

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(b),(c)	4,841,507	4,841,023
Total Money Market Funds (Cost $4,841,023)		4,841,023
Total Investments in Securities (Cost: $464,672,133)		485,261,037
Other Assets & Liabilities, Net		(1,682,970)
Net Assets		483,578,067

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	16,248,811	38,480,452	(49,887,756)	4,841,507	5	(823)	41,171	4,841,023
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Growth Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	107,829,583	—	—	—	107,829,583
Energy	14,907,755	—	—	—	14,907,755
Financials	47,648,142	—	—	—	47,648,142
Health Care	73,736,196	—	—	—	73,736,196
Industrials	63,852,589	—	—	—	63,852,589
Information Technology	138,159,002	—	—	—	138,159,002
Materials	13,844,221	—	—	—	13,844,221
Real Estate	20,442,526	—	—	—	20,442,526
Total Common Stocks	480,420,014	—	—	—	480,420,014
Money Market Funds	—	—	—	4,841,023	4,841,023
Total Investments in Securities	480,420,014	—	—	4,841,023	485,261,037
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Variable Portfolio – Select Large-Cap Value Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Consumer Discretionary 2.8%
Specialty Retail 2.8%
Lowe’s Companies, Inc.	422,951	37,113,950
Total Consumer Discretionary		37,113,950
Consumer Staples 9.8%
Food & Staples Retailing 1.0%
Costco Wholesale Corp.	66,238	12,481,226
Food Products 3.8%
Tyson Foods, Inc., Class A	686,558	50,249,180
Tobacco 5.0%
Altria Group, Inc.	530,000	33,029,600
Philip Morris International, Inc.	340,000	33,796,000
Total		66,825,600
Total Consumer Staples		129,556,006
Energy 15.6%
Energy Equipment & Services 2.3%
Halliburton Co.	655,575	30,772,691
Oil, Gas & Consumable Fuels 13.3%
Anadarko Petroleum Corp.	771,869	46,628,606
Chevron Corp.	317,214	36,175,084
Marathon Petroleum Corp.	475,000	34,727,250
Valero Energy Corp.	317,214	29,427,943
Williams Companies, Inc. (The)	1,163,116	28,915,064
Total		175,873,947
Total Energy		206,646,638
Financials 25.3%
Banks 14.2%
Bank of America Corp.	1,700,001	50,983,030
Citigroup, Inc.	700,000	47,250,000
JPMorgan Chase & Co.	475,820	52,325,925
Wells Fargo & Co.	710,558	37,240,345
Total		187,799,300
Capital Markets 3.4%
Morgan Stanley	840,000	45,326,400
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 7.7%
American International Group, Inc.	642,141	34,945,313
MetLife, Inc.	634,427	29,113,855
Unum Group	800,772	38,124,755
Total		102,183,923
Total Financials		335,309,623
Health Care 10.0%
Health Care Equipment & Supplies 2.1%
Baxter International, Inc.	422,951	27,508,733
Health Care Providers & Services 5.4%
Express Scripts Holding Co.(a)	306,640	21,182,691
Humana, Inc.	190,000	51,077,700
Total		72,260,391
Pharmaceuticals 2.5%
Bristol-Myers Squibb Co.	528,689	33,439,580
Total Health Care		133,208,704
Industrials 9.3%
Aerospace & Defense 2.0%
United Technologies Corp.	211,476	26,607,910
Industrial Conglomerates 2.9%
Honeywell International, Inc.	264,345	38,200,496
Road & Rail 4.4%
CSX Corp.	634,427	35,343,928
Union Pacific Corp.	169,181	22,743,002
Total		58,086,930
Total Industrials		122,895,336
Information Technology 13.0%
Communications Equipment 1.1%
Juniper Networks, Inc.	600,000	14,598,000
Electronic Equipment, Instruments & Components 2.7%
Corning, Inc.	1,282,360	35,752,197
IT Services 3.3%
Teradata Corp.(a)	1,091,954	43,317,815

Columbia Variable Portfolio – Select Large-Cap Value Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large-Cap Value Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.9%
Applied Materials, Inc.	721,641	40,130,456
QUALCOMM, Inc.	700,000	38,787,000
Total		78,917,456
Total Information Technology		172,585,468
Materials 3.5%
Chemicals 3.5%
FMC Corp.	615,000	47,090,550
Total Materials		47,090,550
Telecommunication Services 4.0%
Diversified Telecommunication Services 4.0%
Verizon Communications, Inc.	1,110,206	53,090,051
Total Telecommunication Services		53,090,051
Utilities 6.0%
Electric Utilities 3.5%
NextEra Energy, Inc.	286,582	46,807,438
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 2.5%
AES Corp. (The)	2,880,150	32,747,306
Total Utilities		79,554,744
Total Common Stocks (Cost $912,053,089)		1,317,051,070

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(b),(c)	4,837,467	4,836,983
Total Money Market Funds (Cost $4,836,983)		4,836,983
Total Investments in Securities (Cost: $916,890,072)		1,321,888,053
Other Assets & Liabilities, Net		3,672,057
Net Assets		1,325,560,110

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	13,703,496	21,970,512	(30,836,541)	4,837,467	353	(1,250)	22,734	4,836,983
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
2	Columbia Variable Portfolio – Select Large-Cap Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large-Cap Value Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	37,113,950	—	—	—	37,113,950
Consumer Staples	129,556,006	—	—	—	129,556,006
Energy	206,646,638	—	—	—	206,646,638
Financials	335,309,623	—	—	—	335,309,623
Health Care	133,208,704	—	—	—	133,208,704
Industrials	122,895,336	—	—	—	122,895,336
Information Technology	172,585,468	—	—	—	172,585,468
Materials	47,090,550	—	—	—	47,090,550
Telecommunication Services	53,090,051	—	—	—	53,090,051
Utilities	79,554,744	—	—	—	79,554,744
Total Common Stocks	1,317,051,070	—	—	—	1,317,051,070
Money Market Funds	—	—	—	4,836,983	4,836,983
Total Investments in Securities	1,317,051,070	—	—	4,836,983	1,321,888,053
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Select Large-Cap Value Fund | Quarterly Report 2018	3

Portfolio of Investments
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Auto Components —%
Lear Corp.	108	20,098
Media —%
Haights Cross Communications, Inc.(a),(b),(c),(d)	27,056	0
Loral Space & Communications, Inc.(b)	6	250
Ziff Davis Holdings, Inc.(a),(b),(d)	553	5
Total		255
Total Consumer Discretionary		20,353
Industrials —%
Commercial Services & Supplies —%
Quad/Graphics, Inc.	1,277	32,372
Total Industrials		32,372
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c),(d)	6,049,000	0
Total Utilities		0
Total Common Stocks (Cost $331,985)		52,725

Convertible Bonds —%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines —%
At Home Corp.(a),(c),(d),(e)
Subordinated
06/12/2015	0.000%	296,350	—
Total Convertible Bonds (Cost $—)			—

Corporate Bonds & Notes 96.6%

Aerospace & Defense 1.8%
Bombardier, Inc.(f)
12/01/2021	8.750%	786,000	864,494
01/15/2023	6.125%	465,000	463,763
12/01/2024	7.500%	661,000	683,939
03/15/2025	7.500%	285,000	292,689
TransDigm, Inc.
05/15/2025	6.500%	728,000	737,577
06/15/2026	6.375%	3,414,000	3,443,190
Total			6,485,652
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.4%
Delphi Technologies PLC(f)
10/01/2025	5.000%	819,000	784,641
IHO Verwaltungs GmbH PIK(f)
09/15/2023	4.500%	200,000	194,073
09/15/2026	4.750%	452,000	436,050
Total			1,414,764
Banking 0.8%
Ally Financial, Inc.
11/01/2031	8.000%	2,280,000	2,787,587
Brokerage/Asset Managers/Exchanges 0.1%
VFH Parent LLC/Orchestra Co-Issuer, Inc.(f)
06/15/2022	6.750%	260,000	274,732
Building Materials 1.3%
American Builders & Contractors Supply Co., Inc.(f)
04/15/2021	5.625%	725,000	734,676
12/15/2023	5.750%	397,000	409,207
Beacon Escrow Corp.(f)
11/01/2025	4.875%	1,243,000	1,183,958
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	301,000	317,110
HD Supply, Inc.(f)
04/15/2024	5.750%	603,000	636,074
James Hardie International Finance DAC(f)
01/15/2025	4.750%	308,000	302,184
01/15/2028	5.000%	432,000	419,882
U.S. Concrete, Inc.
06/01/2024	6.375%	519,000	538,958
Total			4,542,049
Cable and Satellite 10.0%
Altice U.S. Finance I Corp.(f)
07/15/2023	5.375%	2,884,000	2,920,514
05/15/2026	5.500%	614,000	599,484
CCO Holdings LLC/Capital Corp.(f)
05/01/2025	5.375%	913,000	899,791
05/01/2027	5.125%	4,765,000	4,516,701
Cequel Communications Holdings I LLC/Capital Corp.(f),(g)
04/01/2028	7.500%	1,068,000	1,094,906
CSC Holdings LLC(f)
10/15/2025	6.625%	2,984,000	3,081,989
04/15/2027	5.500%	1,154,000	1,104,445
02/01/2028	5.375%	1,121,000	1,059,345
Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.
11/15/2024	5.875%	1,905,000	1,700,902
07/01/2026	7.750%	3,150,000	2,953,358
Hughes Satellite Systems Corp.
06/15/2019	6.500%	1,640,000	1,694,361
Sirius XM Radio, Inc.(f)
07/15/2026	5.375%	1,927,000	1,903,061
08/01/2027	5.000%	1,426,000	1,341,575
Unitymedia Hessen GmbH & Co. KG NRW(f)
01/15/2025	5.000%	2,710,000	2,761,574
Videotron Ltd.(f)
04/15/2027	5.125%	776,000	760,503
Virgin Media Secured Finance PLC(f)
01/15/2026	5.250%	3,741,000	3,595,146
Ziggo Bond Finance BV(f)
01/15/2027	6.000%	1,451,000	1,354,479
Ziggo Secured Finance BV(f)
01/15/2027	5.500%	2,121,000	1,992,497
Total			35,334,631
Chemicals 2.8%
Angus Chemical Co.(f)
02/15/2023	8.750%	944,000	974,268
Axalta Coating Systems LLC(f)
08/15/2024	4.875%	653,000	655,263
Chemours Co. (The)
05/15/2023	6.625%	1,834,000	1,925,874
INEOS Group Holdings SA(f)
08/01/2024	5.625%	527,000	532,723
Koppers, Inc.(f)
02/15/2025	6.000%	289,000	295,329
Olin Corp.
02/01/2030	5.000%	578,000	553,344
Platform Specialty Products Corp.(f)
02/01/2022	6.500%	785,000	799,065
12/01/2025	5.875%	1,271,000	1,241,589
PQ Corp.(f)
11/15/2022	6.750%	1,505,000	1,583,696
12/15/2025	5.750%	729,000	723,526
SPCM SA(f)
09/15/2025	4.875%	597,000	580,152
Venator Finance SARL/Materials LLC(f)
07/15/2025	5.750%	178,000	178,033
Total			10,042,862
Construction Machinery 1.5%
H&E Equipment Services, Inc.
09/01/2025	5.625%	361,000	364,610
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ritchie Bros. Auctioneers, Inc.(f)
01/15/2025	5.375%	301,000	301,231
United Rentals North America, Inc.
10/15/2025	4.625%	216,000	209,855
09/15/2026	5.875%	1,908,000	1,989,313
05/15/2027	5.500%	642,000	649,682
01/15/2028	4.875%	1,808,000	1,741,451
Total			5,256,142
Consumer Cyclical Services 1.4%
APX Group, Inc.
12/01/2022	7.875%	1,591,000	1,655,485
IHS Markit Ltd.(f)
11/01/2022	5.000%	899,000	932,886
02/15/2025	4.750%	1,010,000	1,025,845
03/01/2026	4.000%	163,000	156,739
Interval Acquisition Corp.
04/15/2023	5.625%	1,254,000	1,290,456
Total			5,061,411
Consumer Products 2.1%
Mattel, Inc.(f)
12/31/2025	6.750%	709,000	692,884
Prestige Brands, Inc.(f)
03/01/2024	6.375%	1,363,000	1,397,736
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	1,399,000	1,466,747
12/15/2026	5.250%	184,000	181,992
Spectrum Brands, Inc.
07/15/2025	5.750%	1,269,000	1,297,238
Springs Industries, Inc.
06/01/2021	6.250%	1,434,000	1,455,874
Valvoline, Inc.
07/15/2024	5.500%	128,000	131,251
08/15/2025	4.375%	795,000	770,657
Total			7,394,379
Diversified Manufacturing 0.6%
Gates Global LLC/Co.(f)
07/15/2022	6.000%	77,000	78,256
SPX FLOW, Inc.(f)
08/15/2024	5.625%	230,000	233,810
08/15/2026	5.875%	852,000	874,233
TriMas Corp.(f)
10/15/2025	4.875%	126,000	121,689
WESCO Distribution, Inc.
06/15/2024	5.375%	501,000	502,199

2	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zekelman Industries, Inc.(f)
06/15/2023	9.875%	409,000	452,102
Total			2,262,289
Electric 3.9%
AES Corp.
03/15/2023	4.500%	624,000	635,585
09/01/2027	5.125%	1,131,000	1,152,430
Calpine Corp.
01/15/2025	5.750%	1,018,000	931,295
Calpine Corp.(f)
06/01/2026	5.250%	287,000	276,925
Dynegy, Inc.
11/01/2024	7.625%	815,000	880,983
Dynegy, Inc.(f)
01/30/2026	8.125%	603,000	665,221
NextEra Energy Operating Partners LP(f)
09/15/2027	4.500%	923,000	873,033
NRG Energy, Inc.
05/01/2024	6.250%	400,000	411,781
01/15/2027	6.625%	1,288,000	1,317,417
NRG Energy, Inc.(f)
01/15/2028	5.750%	307,000	301,214
NRG Yield Operating LLC
08/15/2024	5.375%	3,178,000	3,188,249
09/15/2026	5.000%	606,000	596,813
Pattern Energy Group, Inc.(f)
02/01/2024	5.875%	963,000	989,629
TerraForm Power Operating LLC(f)
01/31/2028	5.000%	1,478,000	1,405,996
Total			13,626,571
Finance Companies 2.8%
Aircastle Ltd.
02/15/2022	5.500%	775,000	807,193
04/01/2023	5.000%	454,000	467,363
Avolon Holdings Funding Ltd.(f)
01/15/2023	5.500%	1,038,000	1,024,431
CIT Group, Inc.
03/07/2025	5.250%	259,000	264,824
iStar, Inc.
04/01/2022	6.000%	727,000	729,045
Navient Corp.
06/15/2022	6.500%	1,023,000	1,057,508
10/25/2024	5.875%	2,003,000	1,962,199
Provident Funding Associates LP/Finance Corp.(f)
06/15/2025	6.375%	746,000	748,876
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Quicken Loans, Inc.(f)
05/01/2025	5.750%	1,013,000	1,017,959
01/15/2028	5.250%	555,000	519,606
Springleaf Finance Corp.
03/15/2023	5.625%	550,000	540,080
03/15/2025	6.875%	848,000	850,722
Total			9,989,806
Food and Beverage 2.9%
B&G Foods, Inc.
04/01/2025	5.250%	2,368,000	2,204,975
FAGE International SA/U.S.A. Dairy Industry, Inc.(f)
08/15/2026	5.625%	1,308,000	1,220,505
Lamb Weston Holdings, Inc.(f)
11/01/2024	4.625%	352,000	349,286
11/01/2026	4.875%	1,264,000	1,254,980
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	180,000	186,339
Post Holdings, Inc.(f)
03/01/2025	5.500%	368,000	365,911
08/15/2026	5.000%	1,366,000	1,290,117
03/01/2027	5.750%	3,000,000	2,978,148
01/15/2028	5.625%	431,000	412,142
Total			10,262,403
Gaming 5.3%
Boyd Gaming Corp.
05/15/2023	6.875%	824,000	869,072
Eldorado Resorts, Inc.
04/01/2025	6.000%	944,000	958,309
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	1,724,000	1,755,853
International Game Technology PLC(f)
02/15/2025	6.500%	2,688,000	2,896,022
Jack Ohio Finance LLC/1 Corp.(f)
11/15/2021	6.750%	1,083,000	1,123,122
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	383,000	367,118
01/15/2028	4.500%	1,413,000	1,326,189
MGM Resorts International
12/15/2021	6.625%	2,434,000	2,616,202
Penn National Gaming, Inc.(f)
01/15/2027	5.625%	716,000	690,642
Rivers Pittsburgh Borrower LP/Finance Corp.(f)
08/15/2021	6.125%	740,000	712,432
Scientific Games International, Inc.(f)
10/15/2025	5.000%	1,559,000	1,524,286

Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Seminole Tribe of Florida, Inc.(f)
10/01/2020	7.804%	735,000	735,000
Tunica-Biloxi Gaming Authority(f)
12/15/2020	3.780%	5,672,901	1,531,683
Wynn Las Vegas LLC/Capital Corp.(f)
03/01/2025	5.500%	980,000	980,923
05/15/2027	5.250%	577,000	566,471
Total			18,653,324
Health Care 6.6%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	1,063,000	1,107,733
Change Healthcare Holdings LLC/Finance, Inc.(f)
03/01/2025	5.750%	1,198,000	1,188,133
Charles River Laboratories International, Inc.(f),(g)
04/01/2026	5.500%	321,000	326,031
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	1,378,000	1,268,023
DaVita, Inc.
05/01/2025	5.000%	1,530,000	1,479,363
Envision Healthcare Corp.(f)
12/01/2024	6.250%	762,000	786,765
Fresenius Medical Care U.S. Finance II, Inc.(f)
10/15/2024	4.750%	2,295,000	2,403,099
HCA, Inc.
05/01/2023	4.750%	2,346,000	2,371,421
04/15/2025	5.250%	2,064,000	2,108,741
06/15/2026	5.250%	1,405,000	1,422,527
02/15/2027	4.500%	1,250,000	1,207,156
Hill-Rom Holdings, Inc.(f)
02/15/2025	5.000%	527,000	521,922
Hologic, Inc.(f)
10/15/2025	4.375%	973,000	941,303
02/01/2028	4.625%	290,000	278,427
MPH Acquisition Holdings LLC(f)
06/01/2024	7.125%	1,550,000	1,602,072
Quintiles IMS, Inc.(f)
05/15/2023	4.875%	909,000	927,782
Teleflex, Inc.
06/01/2026	4.875%	368,000	364,354
11/15/2027	4.625%	599,000	576,556
Tenet Healthcare Corp.(f)
07/15/2024	4.625%	1,985,000	1,906,720
05/01/2025	5.125%	635,000	609,695
Total			23,397,823
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.9%
Centene Corp.
01/15/2025	4.750%	1,045,000	1,017,709
Molina Healthcare, Inc.(f)
06/15/2025	4.875%	352,000	328,463
WellCare Health Plans, Inc.
04/01/2025	5.250%	1,752,000	1,760,990
Total			3,107,162
Home Construction 1.5%
Lennar Corp.
04/30/2024	4.500%	1,449,000	1,421,060
Lennar Corp.(f)
06/01/2026	5.250%	419,000	413,924
06/15/2027	5.000%	739,000	720,496
11/29/2027	4.750%	491,000	472,591
Meritage Homes Corp.
04/01/2022	7.000%	491,000	535,339
06/06/2027	5.125%	568,000	534,785
Meritage Homes Corp.(f)
06/01/2025	6.000%	599,000	611,103
Taylor Morrison Communities, Inc./Holdings II(f)
04/15/2023	5.875%	551,000	563,398
Total			5,272,696
Independent Energy 7.4%
Callon Petroleum Co.
10/01/2024	6.125%	753,000	769,591
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	1,276,000	1,279,862
Centennial Resource Production LLC(f)
01/15/2026	5.375%	382,000	374,630
CrownRock LP/Finance, Inc.(f)
10/15/2025	5.625%	1,207,000	1,194,363
Diamondback Energy, Inc.
11/01/2024	4.750%	258,000	255,370
05/31/2025	5.375%	1,459,000	1,480,323
Diamondback Energy, Inc.(f)
05/31/2025	5.375%	358,000	362,191
Endeavor Energy Resources LP/Finance, Inc.(f)
01/30/2026	5.500%	170,000	169,243
01/30/2028	5.750%	1,452,000	1,443,102
Extraction Oil & Gas, Inc.(f)
05/15/2024	7.375%	621,000	649,911
02/01/2026	5.625%	490,000	464,642
Halcon Resources Corp.
02/15/2025	6.750%	460,000	451,953

4	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Indigo Natural Resources LLC(f)
02/15/2026	6.875%	609,000	578,583
Laredo Petroleum, Inc.
03/15/2023	6.250%	2,754,000	2,761,783
Parsley Energy LLC/Finance Corp.(f)
06/01/2024	6.250%	632,000	654,800
08/15/2025	5.250%	1,284,000	1,270,370
10/15/2027	5.625%	1,580,000	1,572,248
PDC Energy, Inc.
09/15/2024	6.125%	1,205,000	1,231,011
RSP Permian, Inc.
01/15/2025	5.250%	2,880,000	2,971,403
SM Energy Co.
06/01/2025	5.625%	268,000	253,896
09/15/2026	6.750%	1,903,000	1,884,615
Whiting Petroleum Corp.(f)
01/15/2026	6.625%	550,000	554,276
WPX Energy, Inc.
01/15/2022	6.000%	2,298,000	2,363,881
09/15/2024	5.250%	1,117,000	1,100,577
Total			26,092,624
Leisure 0.7%
Boyne U.S.A., Inc.(f),(g)
05/01/2025	7.250%	483,000	494,226
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(f)
04/15/2027	5.375%	785,000	777,146
Live Nation Entertainment, Inc.(f)
11/01/2024	4.875%	512,000	499,125
03/15/2026	5.625%	310,000	313,878
Viking Cruises Ltd.(f)
09/15/2027	5.875%	375,000	355,328
Total			2,439,703
Lodging 0.2%
Hilton Grand Vacations Borrower LLC/Inc.
12/01/2024	6.125%	373,000	396,926
Wyndham Hotels & Resorts, Inc.(f),(g)
04/15/2026	5.375%	476,000	476,000
Total			872,926
Media and Entertainment 2.5%
Match Group, Inc.
06/01/2024	6.375%	1,502,000	1,601,207
Match Group, Inc.(f)
12/15/2027	5.000%	312,000	307,287
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MDC Partners, Inc.(f)
05/01/2024	6.500%	338,000	331,172
Netflix, Inc.
02/15/2025	5.875%	886,000	928,085
11/15/2026	4.375%	1,790,000	1,691,894
Netflix, Inc.(f)
04/15/2028	4.875%	1,364,000	1,310,003
Nielsen Luxembourg SARL(f)
02/01/2025	5.000%	1,228,000	1,213,635
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	1,365,000	1,385,980
Ziff Davis Media, Inc.(a),(c),(d),(e)
12/15/2011	0.000%	68,749	0
Total			8,769,263
Metals and Mining 4.0%
Alcoa Nederland Holding BV(f)
09/30/2024	6.750%	376,000	403,162
09/30/2026	7.000%	298,000	321,528
Big River Steel LLC/Finance Corp.(f)
09/01/2025	7.250%	819,000	856,099
Constellium NV(f)
02/15/2026	5.875%	1,622,000	1,604,494
Freeport-McMoRan, Inc.
03/15/2043	5.450%	3,634,000	3,361,479
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(f)
12/15/2023	7.375%	577,000	607,156
HudBay Minerals, Inc.(f)
01/15/2023	7.250%	242,000	252,152
01/15/2025	7.625%	716,000	761,749
Novelis Corp.(f)
08/15/2024	6.250%	399,000	408,398
09/30/2026	5.875%	1,796,000	1,766,456
Steel Dynamics, Inc.
09/15/2025	4.125%	302,000	289,038
Teck Resources Ltd.(f)
06/01/2024	8.500%	335,000	372,276
Teck Resources Ltd.
07/15/2041	6.250%	3,056,000	3,246,120
Total			14,250,107
Midstream 8.0%
Andeavor Logistics LP/Tesoro Finance Corp.
01/15/2025	5.250%	1,541,000	1,566,380
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	988,000	981,079
Delek Logistics Partners LP(f)
05/15/2025	6.750%	746,000	753,509

Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energy Transfer Equity LP
03/15/2023	4.250%	751,000	727,916
06/01/2027	5.500%	3,370,000	3,369,373
Holly Energy Partners LP/Finance Corp.(f)
08/01/2024	6.000%	897,000	916,338
NGPL PipeCo LLC(f)
08/15/2022	4.375%	340,000	338,124
08/15/2027	4.875%	1,211,000	1,198,891
12/15/2037	7.768%	1,263,000	1,535,624
Northwest Pipeline LLC
12/01/2025	7.125%	150,000	172,193
NuStar Logistics LP
04/28/2027	5.625%	798,000	772,902
Rockies Express Pipeline LLC(f)
04/15/2040	6.875%	1,542,000	1,780,366
Rockpoint Gas Storage Canada Ltd.(f)
03/31/2023	7.000%	682,000	679,919
Sunoco LP/Finance Corp.(f)
01/15/2023	4.875%	349,000	337,410
02/15/2026	5.500%	600,000	578,951
03/15/2028	5.875%	360,000	350,139
Tallgrass Energy Partners LP/Finance Corp.(f)
09/15/2024	5.500%	318,000	324,793
01/15/2028	5.500%	921,000	925,064
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	1,825,000	1,748,907
02/01/2027	5.375%	2,796,000	2,782,672
Targa Resources Partners LP/Finance Corp.(f)
01/15/2028	5.000%	825,000	786,846
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	745,000	746,794
Williams Companies, Inc. (The)
06/24/2024	4.550%	4,948,000	4,977,317
Total			28,351,507
Oil Field Services 1.0%
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	172,000	172,765
Nabors Industries, Inc.(f)
02/01/2025	5.750%	1,783,000	1,677,971
Rowan Companies, Inc.
01/15/2024	4.750%	526,000	438,422
SESI LLC(f)
09/15/2024	7.750%	514,000	532,009
Transocean, Inc.(f)
01/15/2026	7.500%	341,000	335,698
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S.A. Compression Partners LP/Finance Corp.(f)
04/01/2026	6.875%	510,000	517,989
Total			3,674,854
Other Industry 0.3%
KAR Auction Services, Inc.(f)
06/01/2025	5.125%	948,000	943,635
Other REIT 0.4%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	508,000	509,006
03/15/2027	5.375%	1,068,000	1,067,054
Total			1,576,060
Packaging 3.1%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(f)
09/15/2022	4.250%	1,244,000	1,238,040
05/15/2024	7.250%	3,573,000	3,797,149
02/15/2025	6.000%	798,000	800,398
Berry Global, Inc.
07/15/2023	5.125%	1,480,000	1,495,993
Crown Americas LLC/Capital Corp. VI(f)
02/01/2026	4.750%	526,000	507,727
Multi-Color Corp.(f)
11/01/2025	4.875%	926,000	869,515
Owens-Brockway Glass Container, Inc.(f)
08/15/2025	6.375%	732,000	770,430
Reynolds Group Issuer, Inc./LLC(f)
07/15/2023	5.125%	1,437,000	1,450,585
Total			10,929,837
Pharmaceuticals 3.4%
Catalent Pharma Solutions, Inc.(f)
01/15/2026	4.875%	569,000	554,472
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(f)
08/01/2023	6.375%	2,618,000	2,641,407
Valeant Pharmaceuticals International, Inc.(f)
03/15/2024	7.000%	1,261,000	1,314,456
11/01/2025	5.500%	3,185,000	3,099,123
04/01/2026	9.250%	4,375,000	4,358,130
Total			11,967,588
Property & Casualty 0.0%
Lumbermens Mutual Casualty Co.(e),(f)
12/01/2097	0.000%	30,000	7
Lumbermens Mutual Casualty Co.(e)
Subordinated
07/01/2026	0.000%	645,000	152
Total			159

6	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 1.3%
1011778 BC ULC/New Red Finance, Inc.(f)
05/15/2024	4.250%	1,053,000	1,005,876
10/15/2025	5.000%	2,125,000	2,023,425
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(f)
06/01/2026	5.250%	1,567,000	1,560,889
06/01/2027	4.750%	139,000	133,465
Total			4,723,655
Retailers 1.7%
Asbury Automotive Group, Inc.
12/15/2024	6.000%	2,194,000	2,231,884
Group 1 Automotive, Inc.
06/01/2022	5.000%	542,000	546,849
Group 1 Automotive, Inc.(f)
12/15/2023	5.250%	109,000	109,000
L Brands, Inc.
02/01/2028	5.250%	371,000	348,302
11/01/2035	6.875%	1,171,000	1,133,820
Lithia Motors, Inc.(f)
08/01/2025	5.250%	175,000	176,103
Penske Automotive Group, Inc.
12/01/2024	5.375%	1,010,000	1,014,887
05/15/2026	5.500%	522,000	512,907
Total			6,073,752
Technology 5.6%
Camelot Finance SA(f)
10/15/2024	7.875%	485,000	506,003
CDK Global, Inc.(f)
06/01/2027	4.875%	372,000	358,030
Equinix, Inc.
01/15/2026	5.875%	913,000	953,182
05/15/2027	5.375%	2,574,000	2,612,543
First Data Corp.(f)
01/15/2024	5.750%	5,404,000	5,444,346
Gartner, Inc.(f)
04/01/2025	5.125%	1,146,000	1,144,978
Iron Mountain, Inc.(f)
09/15/2027	4.875%	655,000	607,801
03/15/2028	5.250%	1,248,000	1,174,680
MSCI, Inc.(f)
08/01/2026	4.750%	566,000	560,406
PTC, Inc.
05/15/2024	6.000%	1,656,000	1,734,660
Qualitytech LP/QTS Finance Corp.(f)
11/15/2025	4.750%	1,044,000	981,576
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Symantec Corp.(f)
04/15/2025	5.000%	1,430,000	1,442,481
Vantiv LLC/Vanity Issuer Corp.(f)
11/15/2025	4.375%	430,000	414,875
VeriSign, Inc.
04/01/2025	5.250%	1,122,000	1,140,041
07/15/2027	4.750%	617,000	590,775
Total			19,666,377
Transportation Services 0.6%
Avis Budget Car Rental LLC/Finance, Inc.(f)
03/15/2025	5.250%	1,319,000	1,261,045
Hertz Corp. (The)(f)
06/01/2022	7.625%	943,000	958,317
Total			2,219,362
Wireless 7.2%
Altice France SA(f)
05/15/2024	6.250%	414,000	390,070
05/01/2026	7.375%	4,121,000	3,922,883
SBA Communications Corp.
09/01/2024	4.875%	3,303,000	3,233,118
Sprint Communications, Inc.(f)
03/01/2020	7.000%	6,194,000	6,503,700
Sprint Corp.
06/15/2024	7.125%	2,399,000	2,338,615
02/15/2025	7.625%	2,159,000	2,121,069
03/01/2026	7.625%	1,214,000	1,186,640
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	3,159,000	3,355,420
02/01/2026	4.500%	603,000	577,626
02/01/2028	4.750%	992,000	953,671
Wind Tre SpA(f)
01/20/2026	5.000%	1,068,000	907,932
Total			25,490,744
Wirelines 2.5%
CenturyLink, Inc.
03/15/2022	5.800%	590,000	575,794
04/01/2024	7.500%	2,750,000	2,770,259
Frontier Communications Corp.(f)
04/01/2026	8.500%	432,000	417,514
Telecom Italia Capital SA
09/30/2034	6.000%	1,530,000	1,596,948
Telecom Italia SpA(f)
05/30/2024	5.303%	1,067,000	1,092,424

Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zayo Group LLC/Capital, Inc.(f)
01/15/2027	5.750%	2,388,000	2,334,234
Total			8,787,173
Total Corporate Bonds & Notes (Cost $343,241,923)			341,995,609

Foreign Government Obligations(h) 0.3%

Canada 0.3%
NOVA Chemicals Corp.(f)
06/01/2024	4.875%	553,000	531,868
05/01/2025	5.000%	329,000	315,813
06/01/2027	5.250%	398,000	378,400
Total			1,226,081
Total Foreign Government Obligations (Cost $1,286,091)			1,226,081

Senior Loans 1.0%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.2%
Serta Simmons Bedding LLC(i),(j)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	9.711%	1,021,248	809,850
Independent Energy 0.3%
Chesapeake Energy Corp.(i),(j)
Tranche A Term Loan
3-month USD LIBOR + 7.500% 08/23/2021	9.444%	892,617	946,968
Restaurants 0.1%
IRB Holding Corp.(i),(j)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 02/05/2025	4.936%	301,791	304,903
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Technology 0.4%
Ascend Learning LLC(i),(j)
Term Loan
3-month USD LIBOR + 3.250% 07/12/2024	4.877%	292,530	293,261
DigiCert, Inc.(i),(j)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 10/31/2024	6.522%	778,000	786,270
Genesys Telecommunications Laboratories, Inc.(i),(j)
Tranche B3 Term Loan
3-month USD LIBOR + 3.500% 12/01/2023	5.802%	320,770	322,576
Hyland Software, Inc.(i),(j),(k)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/01/2022	5.127%	204,412	206,019
Information Resources, Inc.(i),(j)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 01/18/2024	6.194%	326	328
Total			1,608,454
Total Senior Loans (Cost $3,804,528)			3,670,175

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(l),(m)	4,125,502	4,125,089
Total Money Market Funds (Cost $4,125,215)		4,125,089
Total Investments in Securities (Cost: $352,789,742)		351,069,679
Other Assets & Liabilities, Net		3,031,108
Net Assets		354,100,787

At March 31, 2018, securities and/or cash totaling $233,700 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(311)	06/2018	USD	(37,859,787)	—	(255,841)
8	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2018, the value of these securities amounted to $5, which represents less than 0.01% of net assets.
(b)	Non-income producing investment.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2018, the value of these securities amounted to $159, which represents less than 0.01% of net assets.
(f)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2018, the value of these securities amounted to $186,846,389, which represents 52.77% of net assets.
(g)	Represents a security purchased on a when-issued basis.
(h)	Principal and interest may not be guaranteed by the government.
(i)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2018. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement therefore no weighted average coupon rate is disclosed. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(j)	Variable rate security.
(k)	Represents a security purchased on a forward commitment basis.
(l)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(m)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	21,781,989	16,793,170	(34,449,657)	4,125,502	(996)	(237)	56,088	4,125,089
Abbreviation Legend
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	20,348	—	5	—	20,353
Industrials	32,372	—	—	—	32,372
Utilities	—	—	0*	—	0*
Total Common Stocks	52,720	—	5	—	52,725
Convertible Bonds	—	—	0*	—	0*
Corporate Bonds & Notes	—	341,995,609	0*	—	341,995,609
Foreign Government Obligations	—	1,226,081	—	—	1,226,081
Senior Loans	—	3,670,175	—	—	3,670,175
Money Market Funds	—	—	—	4,125,089	4,125,089
Total Investments in Securities	52,720	346,891,865	5	4,125,089	351,069,679
Investments in Derivatives
Liability
Futures Contracts	(255,841)	—	—	—	(255,841)
Total	(203,121)	346,891,865	5	4,125,089	350,813,838

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
10	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Certain corporate bonds and common stocks classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.
Certain corporate bonds, common stocks and convertible bonds classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, single market quotations from broker dealers, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.
Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2018	11

Portfolio of Investments
Columbia Variable Portfolio – Core Equity Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.5%
Issuer	Shares	Value ($)
Consumer Discretionary 12.1%
Hotels, Restaurants & Leisure 1.4%
Royal Caribbean Cruises Ltd.	23,900	2,813,986
Household Durables 0.5%
PulteGroup, Inc.	37,300	1,099,977
Internet & Direct Marketing Retail 1.2%
Amazon.com, Inc.(a)	1,295	1,874,305
Booking Holdings, Inc.(a)	130	270,451
Liberty Interactive Corp., Class A(a)	16,700	420,339
Total		2,565,095
Media 2.5%
Charter Communications, Inc., Class A(a)	9,125	2,839,882
Comcast Corp., Class A	22,010	752,082
News Corp., Class A	91,600	1,447,280
Total		5,039,244
Multiline Retail 1.5%
Target Corp.	43,700	3,034,091
Specialty Retail 3.0%
Best Buy Co., Inc.	54,600	3,821,454
Home Depot, Inc. (The)	12,750	2,272,560
Total		6,094,014
Textiles, Apparel & Luxury Goods 2.0%
Ralph Lauren Corp.	33,100	3,700,580
VF Corp.	6,300	466,956
Total		4,167,536
Total Consumer Discretionary		24,813,943
Consumer Staples 7.7%
Food & Staples Retailing 3.8%
CVS Health Corp.	47,800	2,973,638
Walgreens Boots Alliance, Inc.	29,600	1,937,912
Walmart, Inc.	31,000	2,758,070
Total		7,669,620
Food Products 1.8%
Campbell Soup Co.	5,200	225,212
Tyson Foods, Inc., Class A	46,700	3,417,973
Total		3,643,185
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.0%
Kimberly-Clark Corp.	11,400	1,255,482
Procter & Gamble Co. (The)	10,600	840,368
Total		2,095,850
Tobacco 1.1%
Altria Group, Inc.	36,815	2,294,311
Total Consumer Staples		15,702,966
Energy 5.6%
Energy Equipment & Services 0.3%
National Oilwell Varco, Inc.	15,000	552,150
Oil, Gas & Consumable Fuels 5.3%
Chevron Corp.(b)	8,645	985,876
ConocoPhillips	73,645	4,366,412
Marathon Petroleum Corp.	19,700	1,440,267
Valero Energy Corp.	43,335	4,020,188
Total		10,812,743
Total Energy		11,364,893
Financials 14.9%
Banks 7.2%
Bank of America Corp.	65,700	1,970,343
Citigroup, Inc.	69,500	4,691,250
Citizens Financial Group, Inc.	20,500	860,590
JPMorgan Chase & Co.	65,500	7,203,035
Total		14,725,218
Capital Markets 4.7%
BlackRock, Inc.	7,025	3,805,583
Franklin Resources, Inc.	12,300	426,564
S&P Global, Inc.	21,450	4,098,237
T. Rowe Price Group, Inc.	11,900	1,284,843
Total		9,615,227
Insurance 3.0%
Allstate Corp. (The)	37,900	3,592,920
Aon PLC	5,350	750,765
Prudential Financial, Inc.	16,500	1,708,575
Total		6,052,260
Total Financials		30,392,705
Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 13.9%
Biotechnology 2.8%
Alexion Pharmaceuticals, Inc.(a)	9,350	1,042,151
Biogen, Inc.(a)	3,975	1,088,434
BioMarin Pharmaceutical, Inc.(a)	5,150	417,511
Celgene Corp.(a)	9,400	838,574
Gilead Sciences, Inc.	11,400	859,446
TESARO, Inc.(a)	4,100	234,274
Vertex Pharmaceuticals, Inc.(a)	7,460	1,215,831
Total		5,696,221
Health Care Equipment & Supplies 1.4%
Baxter International, Inc.	43,400	2,822,736
Health Care Providers & Services 3.2%
AmerisourceBergen Corp.	5,000	431,050
Centene Corp.(a)	18,900	2,019,843
Express Scripts Holding Co.(a)	49,400	3,412,552
Humana, Inc.	2,850	766,165
Total		6,629,610
Pharmaceuticals 6.5%
Bristol-Myers Squibb Co.	15,800	999,350
Eli Lilly & Co.	47,500	3,675,075
Johnson & Johnson	10,100	1,294,315
Merck & Co., Inc.	36,500	1,988,155
Pfizer, Inc.	148,220	5,260,328
Total		13,217,223
Total Health Care		28,365,790
Industrials 10.3%
Aerospace & Defense 4.9%
Boeing Co. (The)	15,725	5,155,913
General Dynamics Corp.	12,300	2,717,070
Lockheed Martin Corp.	6,125	2,069,821
Total		9,942,804
Airlines 1.3%
Southwest Airlines Co.	47,200	2,703,616
Electrical Equipment 0.7%
Acuity Brands, Inc.	1,700	236,623
AMETEK, Inc.	16,700	1,268,699
Total		1,505,322
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 0.6%
Honeywell International, Inc.	9,300	1,343,943
Machinery 0.6%
Cummins, Inc.	7,500	1,215,675
Professional Services 0.1%
Nielsen Holdings PLC	4,100	130,339
Road & Rail 0.5%
Union Pacific Corp.	7,100	954,453
Trading Companies & Distributors 1.6%
WW Grainger, Inc.	11,450	3,231,992
Total Industrials		21,028,144
Information Technology 25.1%
Communications Equipment 3.5%
Cisco Systems, Inc.	122,615	5,258,957
F5 Networks, Inc.(a)	13,150	1,901,622
Total		7,160,579
Internet Software & Services 6.4%
Alphabet, Inc., Class A(a)	2,125	2,203,922
Facebook, Inc., Class A(a)	41,900	6,695,201
VeriSign, Inc.(a)	35,105	4,162,049
Total		13,061,172
IT Services 2.5%
MasterCard, Inc., Class A	28,450	4,983,302
Visa, Inc., Class A	2,000	239,240
Total		5,222,542
Semiconductors & Semiconductor Equipment 3.1%
Applied Materials, Inc.	27,000	1,501,470
Broadcom Ltd.	17,600	4,147,440
Micron Technology, Inc.(a)	13,500	703,890
Total		6,352,800
Software 6.7%
Activision Blizzard, Inc.	10,900	735,314
Adobe Systems, Inc.(a)	21,450	4,634,916
Cadence Design Systems, Inc.(a)	10,500	386,085
Electronic Arts, Inc.(a)	23,400	2,837,016
Microsoft Corp.	55,230	5,040,842
Total		13,634,173

2	Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 2.9%
Apple, Inc.	26,120	4,382,414
HP, Inc.	34,400	754,048
NetApp, Inc.	12,200	752,618
Total		5,889,080
Total Information Technology		51,320,346
Materials 2.7%
Chemicals 2.2%
Eastman Chemical Co.	6,800	717,944
LyondellBasell Industries NV, Class A	36,600	3,867,888
Total		4,585,832
Containers & Packaging 0.3%
Avery Dennison Corp.	2,500	265,625
Packaging Corp. of America	2,900	326,830
Total		592,455
Metals & Mining 0.2%
Freeport-McMoRan, Inc.(a)	23,900	419,923
Total Materials		5,598,210
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.6%
American Tower Corp.	26,000	3,778,840
SBA Communications Corp.(a)	9,250	1,581,010
Total		5,359,850
Total Real Estate		5,359,850
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 1.7%
Diversified Telecommunication Services 1.7%
AT&T, Inc.	99,600	3,550,740
Total Telecommunication Services		3,550,740
Utilities 2.9%
Electric Utilities 1.8%
Entergy Corp.	30,500	2,402,790
Xcel Energy, Inc.	27,000	1,227,960
Total		3,630,750
Multi-Utilities 1.1%
CenterPoint Energy, Inc.	81,600	2,235,840
Total Utilities		5,866,590
Total Common Stocks (Cost $167,566,377)		203,364,177

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(c),(d)	748,511	748,436
Total Money Market Funds (Cost $748,436)		748,436
Total Investments in Securities (Cost: $168,314,813)		204,112,613
Other Assets & Liabilities, Net		243,526
Net Assets		204,356,139

At March 31, 2018, securities and/or cash totaling $159,656 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	15	06/2018	USD	1,982,250	—	(62,240)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2018.
Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, March 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	2,683,551	4,061,322	(5,996,362)	748,511	(282)	—	7,073	748,436
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
4	Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	24,813,943	—	—	—	24,813,943
Consumer Staples	15,702,966	—	—	—	15,702,966
Energy	11,364,893	—	—	—	11,364,893
Financials	30,392,705	—	—	—	30,392,705
Health Care	28,365,790	—	—	—	28,365,790
Industrials	21,028,144	—	—	—	21,028,144
Information Technology	51,320,346	—	—	—	51,320,346
Materials	5,598,210	—	—	—	5,598,210
Real Estate	5,359,850	—	—	—	5,359,850
Telecommunication Services	3,550,740	—	—	—	3,550,740
Utilities	5,866,590	—	—	—	5,866,590
Total Common Stocks	203,364,177	—	—	—	203,364,177
Money Market Funds	—	—	—	748,436	748,436
Total Investments in Securities	203,364,177	—	—	748,436	204,112,613
Investments in Derivatives
Liability
Futures Contracts	(62,240)	—	—	—	(62,240)
Total	203,301,937	—	—	748,436	204,050,373
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Variable Portfolio – Mid Cap Value Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Consumer Discretionary 9.0%
Diversified Consumer Services 0.5%
Houghton Mifflin Harcourt Co.(a)	200,066	1,390,458
Hotels, Restaurants & Leisure 3.7%
Extended Stay America, Inc.	157,281	3,109,445
Jack in the Box, Inc.	30,100	2,568,433
Royal Caribbean Cruises Ltd.	45,960	5,411,331
Total		11,089,209
Household Durables 1.5%
D.R. Horton, Inc.	102,500	4,493,600
Internet & Direct Marketing Retail 1.1%
Liberty Interactive Corp., Class A(a)	132,975	3,346,981
Media 0.7%
DISH Network Corp., Class A(a)	51,825	1,963,649
Multiline Retail 0.7%
Dollar Tree, Inc.(a)	21,900	2,078,310
Textiles, Apparel & Luxury Goods 0.8%
Gildan Activewear, Inc.	78,375	2,264,254
Total Consumer Discretionary		26,626,461
Consumer Staples 4.7%
Food Products 4.7%
Hershey Co. (The)	33,075	3,273,102
JM Smucker Co. (The)	35,557	4,409,424
Nomad Foods Ltd.(a)	197,368	3,106,572
Tyson Foods, Inc., Class A	41,100	3,008,109
Total		13,797,207
Total Consumer Staples		13,797,207
Energy 8.7%
Energy Equipment & Services 2.2%
Patterson-UTI Energy, Inc.	158,665	2,778,224
TechnipFMC PLC	128,410	3,781,674
Total		6,559,898
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 6.5%
Cimarex Energy Co.	43,375	4,055,563
EQT Corp.	60,505	2,874,593
Marathon Petroleum Corp.	68,075	4,976,963
Noble Energy, Inc.	115,438	3,497,771
WPX Energy, Inc.(a)	268,095	3,962,444
Total		19,367,334
Total Energy		25,927,232
Financials 19.4%
Banks 11.2%
Comerica, Inc.	52,625	5,048,316
FCB Financial Holdings, Inc., Class A(a)	14,931	762,974
Fifth Third Bancorp	157,185	4,990,624
M&T Bank Corp.	26,466	4,879,272
SunTrust Banks, Inc.	107,425	7,309,197
Western Alliance Bancorp(a)	66,800	3,881,748
Zions Bancorporation	120,150	6,335,509
Total		33,207,640
Capital Markets 0.8%
E*TRADE Financial Corp.(a)	44,400	2,460,204
Consumer Finance 0.9%
SLM Corp.(a)	227,725	2,552,797
Diversified Financial Services 0.7%
Voya Financial, Inc.	43,725	2,208,113
Insurance 5.8%
Athene Holding Ltd., Class A(a)	102,093	4,881,066
Hartford Financial Services Group, Inc. (The)	118,877	6,124,543
Lincoln National Corp.	84,452	6,170,063
Total		17,175,672
Total Financials		57,604,426
Health Care 6.6%
Health Care Equipment & Supplies 2.7%
Cooper Companies, Inc. (The)	10,275	2,351,023
STERIS PLC	40,075	3,741,402
Zimmer Biomet Holdings, Inc.	18,544	2,022,038
Total		8,114,463
Columbia Variable Portfolio – Mid Cap Value Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Value Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.0%
Envision Healthcare Corp.(a)	75,050	2,884,171
Life Sciences Tools & Services 2.9%
PerkinElmer, Inc.	71,375	5,404,515
Pra Health Sciences, Inc.(a)	39,282	3,258,835
Total		8,663,350
Total Health Care		19,661,984
Industrials 14.1%
Aerospace & Defense 1.5%
L3 Technologies, Inc.	22,025	4,581,200
Airlines 1.2%
Southwest Airlines Co.	64,600	3,700,288
Building Products 0.7%
Masco Corp.	54,350	2,197,914
Commercial Services & Supplies 1.4%
Republic Services, Inc.	60,900	4,033,407
Construction & Engineering 0.9%
Granite Construction, Inc.	46,300	2,586,318
Industrial Conglomerates 1.4%
Carlisle Companies, Inc.	39,350	4,108,533
Machinery 4.9%
AGCO Corp.	48,650	3,154,953
Ingersoll-Rand PLC	54,990	4,702,195
Rexnord Corp.(a)	112,150	3,328,612
Snap-On, Inc.	22,675	3,345,469
Total		14,531,229
Road & Rail 1.3%
Norfolk Southern Corp.	27,265	3,702,042
Trading Companies & Distributors 0.8%
HD Supply Holdings, Inc.(a)	60,925	2,311,495
Total Industrials		41,752,426
Information Technology 5.8%
Communications Equipment 1.1%
Motorola Solutions, Inc.	30,850	3,248,505
Electronic Equipment, Instruments & Components 1.2%
Zebra Technologies Corp., Class A(a)	25,175	3,504,108
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 2.0%
First Data Corp., Class A(a)	160,800	2,572,800
FleetCor Technologies, Inc.(a)	16,025	3,245,062
Total		5,817,862
Semiconductors & Semiconductor Equipment 0.8%
Micron Technology, Inc.(a)	45,575	2,376,281
Software 0.7%
Nuance Communications, Inc.(a)	138,665	2,183,974
Total Information Technology		17,130,730
Materials 7.5%
Chemicals 4.4%
Ashland Global Holdings, Inc.	74,410	5,193,074
Axalta Coating Systems Ltd.(a)	82,950	2,504,260
PPG Industries, Inc.	26,430	2,949,588
Westlake Chemical Corp.	21,700	2,411,955
Total		13,058,877
Construction Materials 0.7%
Summit Materials, Inc., Class A(a)	71,527	2,165,838
Containers & Packaging 1.0%
WestRock Co.	46,075	2,956,633
Metals & Mining 1.4%
Steel Dynamics, Inc.	94,150	4,163,313
Total Materials		22,344,661
Real Estate 11.8%
Equity Real Estate Investment Trusts (REITS) 11.8%
American Homes 4 Rent, Class A	232,700	4,672,616
Boston Properties, Inc.	36,150	4,454,403
Camden Property Trust	31,825	2,679,029
CyrusOne, Inc.	57,800	2,959,938
ProLogis, Inc.	78,825	4,965,187
SBA Communications Corp.(a)	13,350	2,281,782
SL Green Realty Corp.	51,075	4,945,592
Uniti Group, Inc.	239,845	3,897,481
Welltower, Inc.	73,950	4,025,098
Total		34,881,126
Total Real Estate		34,881,126

2	Columbia Variable Portfolio – Mid Cap Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Value Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 10.7%
Electric Utilities 5.2%
Edison International	94,925	6,042,926
Pinnacle West Capital Corp.	81,050	6,467,790
Westar Energy, Inc.	54,470	2,864,577
Total		15,375,293
Multi-Utilities 5.5%
CMS Energy Corp.	111,400	5,045,306
Public Service Enterprise Group, Inc.	106,325	5,341,768
WEC Energy Group, Inc.	93,375	5,854,612
Total		16,241,686
Total Utilities		31,616,979
Total Common Stocks (Cost $267,529,867)		291,343,232

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(b),(c)	4,530,840	4,530,387
Total Money Market Funds (Cost $4,530,387)		4,530,387
Total Investments in Securities (Cost: $272,060,254)		295,873,619
Other Assets & Liabilities, Net		606,921
Net Assets		296,480,540

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	8,409,259	35,566,786	(39,445,205)	4,530,840	(1,692)	(419)	50,294	4,530,387
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Variable Portfolio – Mid Cap Value Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Value Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	26,626,461	—	—	—	26,626,461
Consumer Staples	13,797,207	—	—	—	13,797,207
Energy	25,927,232	—	—	—	25,927,232
Financials	57,604,426	—	—	—	57,604,426
Health Care	19,661,984	—	—	—	19,661,984
Industrials	41,752,426	—	—	—	41,752,426
Information Technology	17,130,730	—	—	—	17,130,730
Materials	22,344,661	—	—	—	22,344,661
Real Estate	34,881,126	—	—	—	34,881,126
Utilities	31,616,979	—	—	—	31,616,979
Total Common Stocks	291,343,232	—	—	—	291,343,232
Money Market Funds	—	—	—	4,530,387	4,530,387
Total Investments in Securities	291,343,232	—	—	4,530,387	295,873,619
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio – Mid Cap Value Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Variable Portfolio – Seligman Global Technology Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 100.0%
Issuer	Shares	Value ($)
Brazil 1.8%
Pagseguro Digital Ltd., Class A(a)	43,435	1,664,429
Cayman Islands 0.2%
Secoo Holding Ltd., ADR(a)	20,379	213,776
China 1.2%
Alibaba Group Holding Ltd., ADR(a)	2,400	440,496
Ctrip.com International Ltd., ADR(a)	6,200	289,044
JD.com, Inc., ADR(a)	9,200	372,508
Total		1,102,048
Israel 1.8%
Orbotech Ltd.(a)	26,118	1,624,017
Singapore 5.8%
Broadcom Ltd.	22,587	5,322,627
South Korea 2.2%
Hugel, Inc.(a)	2,217	1,250,611
SK Hynix, Inc.	10,545	807,873
Total		2,058,484
United States 87.0%
Adobe Systems, Inc.(a)	1,900	410,552
Advanced Energy Industries, Inc.(a)	1,100	70,290
Alphabet, Inc., Class A(a)	2,000	2,074,280
Alphabet, Inc., Class C(a)	2,109	2,176,045
Apple, Inc.	27,000	4,530,060
Applied Materials, Inc.	59,600	3,314,356
Arris International PLC(a)	56,720	1,507,050
Cavium, Inc.(a)	19,641	1,559,103
Cisco Systems, Inc.	5,700	244,473
CommScope Holding Co., Inc.(a)	745	29,778
Cornerstone OnDemand, Inc.(a)	10,100	395,011
Cypress Semiconductor Corp.	42,423	719,494
DXC Technology Co.	8,941	898,839
eBay, Inc.(a)	50,500	2,032,120
Electronics for Imaging, Inc.(a)	54,591	1,491,972
Euronet Worldwide, Inc.(a)	7,135	563,094
Facebook, Inc., Class A(a)	9,800	1,565,942
Fidelity National Information Services, Inc.	3,800	365,940
Common Stocks (continued)
Issuer	Shares	Value ($)
Fortinet, Inc.(a)	26,787	1,435,247
GoDaddy, Inc., Class A(a)	7,700	472,934
Inphi Corp.(a)	38,644	1,163,184
Integrated Device Technology, Inc.(a)	67,869	2,074,077
Lam Research Corp.	38,749	7,872,247
Lattice Semiconductor Corp.(a)	156,075	869,338
LogMeIn, Inc.	7,519	868,820
Lumentum Holdings, Inc.(a)	800	51,040
Marvell Technology Group Ltd.	82,900	1,740,900
Maxim Integrated Products, Inc.	21,818	1,313,880
Microchip Technology, Inc.	27,400	2,503,264
Micron Technology, Inc.(a)	130,200	6,788,628
Microsoft Corp.	13,100	1,195,637
NetApp, Inc.	8,000	493,520
Nuance Communications, Inc.(a)	181,453	2,857,885
Okta, Inc.(a)	2,936	117,000
ON Semiconductor Corp.(a)	41,772	1,021,743
Oracle Corp.	51,600	2,360,700
Qorvo, Inc.(a)	33,503	2,360,286
SailPoint Technologies Holding, Inc.(a)	9,640	199,452
Salesforce.com, Inc.(a)	9,705	1,128,692
Splunk, Inc.(a)	4,593	451,905
Synaptics, Inc.(a)	45,700	2,089,861
Synopsys, Inc.(a)	37,782	3,144,974
Teradyne, Inc.	55,268	2,526,300
TiVo Corp.	76,700	1,039,285
Verint Systems, Inc.(a)	13,500	575,100
Visa, Inc., Class A	18,900	2,260,818
Western Digital Corp.	34,800	3,210,996
Xerox Corp.	82,825	2,383,703
Zscaler, Inc.(a)	2,370	66,526
Total		80,586,341
Total Common Stocks (Cost $72,951,956)		92,571,722

Columbia Variable Portfolio – Seligman Global Technology Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Seligman Global Technology Fund, March 31, 2018 (Unaudited)
Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(b),(c)	414,584	414,542
Total Money Market Funds (Cost $414,542)		414,542
Total Investments in Securities (Cost $73,366,498)		92,986,264
Other Assets & Liabilities, Net		(384,034)
Net Assets		$92,602,230
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	716,975	14,855,431	(15,157,822)	414,584	(102)	(63)	7,884	414,542
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
2	Columbia Variable Portfolio – Seligman Global Technology Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Seligman Global Technology Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	1,664,429	—	—	—	1,664,429
Cayman Islands	213,776	—	—	—	213,776
China	1,102,048	—	—	—	1,102,048
Israel	1,624,017	—	—	—	1,624,017
Singapore	5,322,627	—	—	—	5,322,627
South Korea	—	2,058,484	—	—	2,058,484
United States	80,586,341	—	—	—	80,586,341
Total Common Stocks	90,513,238	2,058,484	—	—	92,571,722
Money Market Funds	—	—	—	414,542	414,542
Total Investments in Securities	90,513,238	2,058,484	—	414,542	92,986,264
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Seligman Global Technology Fund | Quarterly Report 2018	3

Portfolio of Investments
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 97.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.9%
Lockheed Martin Corp.
11/23/2020	2.500%	10,623,000	10,521,720
Northrop Grumman Corp.
03/15/2021	3.500%	12,407,000	12,567,460
Total			23,089,180
Automotive 1.3%
Ford Motor Credit Co. LLC
11/02/2020	2.343%	8,190,000	7,973,661
Ford Motor Credit Co., LLC
04/05/2021	3.470%	2,710,000	2,707,247
Total			10,680,908
Banking 4.4%
American Express Co.
02/27/2023	3.400%	7,835,000	7,809,646
Capital One Financial Corp.
05/12/2020	2.500%	2,506,000	2,466,688
10/30/2020	2.400%	3,040,000	2,979,425
01/30/2023	3.200%	7,565,000	7,376,488
Wells Fargo & Co.
01/30/2020	2.150%	14,410,000	14,175,679
Total			34,807,926
Cable and Satellite 1.4%
Sky PLC(a)
09/16/2024	3.750%	10,755,000	10,916,508
Chemicals 0.7%
LyondellBasell Industries NV
04/15/2019	5.000%	5,136,000	5,213,934
Diversified Manufacturing 3.0%
Siemens Financieringsmaatschappij NV(a)
03/16/2020	2.200%	17,800,000	17,587,130
United Technologies Corp.
05/04/2020	1.900%	6,305,000	6,180,287
Total			23,767,417
Electric 20.8%
AEP Texas, Inc.
10/01/2022	2.400%	15,160,000	14,579,554
American Electric Power Co., Inc.
11/13/2020	2.150%	4,985,000	4,874,044
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMS Energy Corp.
03/01/2024	3.875%	9,782,000	9,929,072
11/15/2025	3.600%	8,651,000	8,561,185
DTE Energy Co.
10/01/2019	1.500%	9,465,000	9,252,937
12/01/2023	3.850%	656,000	668,233
06/01/2024	3.500%	12,246,000	12,093,758
Duke Energy Corp.
08/15/2022	3.050%	2,700,000	2,663,882
10/15/2023	3.950%	3,450,000	3,512,735
Edison International
09/15/2022	2.400%	5,955,000	5,680,457
Emera U.S. Finance LP
06/15/2021	2.700%	8,474,000	8,280,835
Eversource Energy
03/15/2022	2.750%	1,665,000	1,629,870
10/01/2024	2.900%	7,775,000	7,462,997
NextEra Energy Capital Holdings, Inc.
09/01/2018	1.649%	2,490,000	2,478,272
04/01/2019	2.300%	3,721,000	3,698,927
Oncor Electric Delivery Co. LLC
06/01/2019	2.150%	1,461,000	1,447,506
Pacific Gas & Electric Co.
11/15/2023	3.850%	4,105,000	4,161,899
Pinnacle West Capital Corp.
11/30/2020	2.250%	6,505,000	6,354,130
Progress Energy, Inc.
04/01/2022	3.150%	8,819,000	8,727,988
Public Service Enterprise Group, Inc.
11/15/2019	1.600%	5,245,000	5,124,501
Southern Co. (The)
07/01/2021	2.350%	8,177,000	7,933,865
07/01/2023	2.950%	5,330,000	5,175,835
WEC Energy Group, Inc.
06/15/2020	2.450%	3,210,000	3,173,534
06/15/2025	3.550%	8,293,000	8,234,178
Wisconsin Electric Power Co.
06/01/2025	3.100%	1,070,000	1,047,865
Xcel Energy, Inc.
03/15/2021	2.400%	7,674,000	7,528,808
06/01/2025	3.300%	11,192,000	10,955,133
Total			165,232,000
Finance Companies 1.1%
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	9,080,000	8,875,482
Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 14.0%
Anheuser-Busch InBev Finance, Inc.
02/01/2019	1.900%	12,029,000	11,998,747
02/01/2023	3.300%	6,605,000	6,605,793
General Mills, Inc.
10/21/2019	2.200%	4,175,000	4,126,770
JM Smucker Co. (The)
12/06/2019	2.200%	2,510,000	2,479,546
03/15/2020	2.500%	6,306,000	6,238,154
Kraft Heinz Foods Co.
07/02/2018	2.000%	14,338,000	14,315,375
07/02/2020	2.800%	6,660,000	6,613,986
Molson Coors Brewing Co.
03/15/2019	1.900%	5,341,000	5,288,434
07/15/2021	2.100%	4,325,000	4,158,643
Mondelez International, Inc.(a)
10/28/2019	1.625%	14,583,000	14,289,794
Sysco Corp.
07/15/2021	2.500%	4,075,000	3,995,154
Tyson Foods, Inc.
08/15/2019	2.650%	10,316,000	10,264,245
Wm. Wrigley Jr., Co.(a)
10/21/2018	2.400%	12,264,000	12,252,435
10/21/2019	2.900%	8,149,000	8,156,505
Total			110,783,581
Health Care 8.1%
Becton Dickinson and Co.
12/15/2019	2.675%	3,675,000	3,653,542
06/05/2020	2.404%	2,105,000	2,064,990
11/08/2021	3.125%	10,161,000	10,003,860
Cardinal Health, Inc.
06/14/2019	1.948%	4,050,000	4,003,943
06/15/2024	3.079%	4,040,000	3,856,228
CVS Health Corp.
07/20/2018	1.900%	5,415,000	5,403,331
06/01/2021	2.125%	5,275,000	5,092,580
07/20/2022	3.500%	3,540,000	3,532,216
03/09/2023	3.700%	5,415,000	5,444,420
Express Scripts Holding Co.
06/15/2019	2.250%	9,450,000	9,386,165
11/30/2020	2.600%	5,190,000	5,103,031
Medtronic Global Holdings SCA
03/28/2019	1.700%	6,930,000	6,865,149
Total			64,409,455
Healthcare Insurance 2.5%
Aetna, Inc.
11/15/2022	2.750%	3,790,000	3,646,586
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UnitedHealth Group, Inc.
07/16/2018	1.900%	16,150,000	16,122,174
Total			19,768,760
Life Insurance 10.1%
AIG Global Funding(a)
07/02/2020	2.150%	2,500,000	2,452,318
Five Corners Funding Trust(a)
11/15/2023	4.419%	5,915,000	6,184,328
Guardian Life Global Funding(a)
05/08/2022	2.500%	10,500,000	10,228,963
MassMutual Global Funding II(a)
06/22/2024	2.750%	8,605,000	8,308,248
MetLife Global Funding I(a)
04/10/2019	2.300%	4,460,000	4,438,895
Metropolitan Life Global Funding I(a)
06/12/2020	2.050%	10,240,000	10,057,124
Nuveen Finance LLC(a)
11/01/2019	2.950%	23,867,000	23,817,166
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	14,674,000	14,652,106
Total			80,139,148
Media and Entertainment 2.4%
Scripps Networks Interactive, Inc.
11/15/2019	2.750%	5,171,000	5,138,877
06/15/2020	2.800%	9,772,000	9,695,329
Thomson Reuters Corp.
10/15/2019	4.700%	4,174,000	4,286,285
Total			19,120,491
Midstream 5.1%
Enterprise Products Operating LLC
02/15/2021	2.800%	4,300,000	4,253,577
04/15/2021	2.850%	2,485,000	2,457,449
Kinder Morgan Energy Partners LP
05/01/2024	4.300%	12,535,000	12,625,716
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%	14,373,000	13,671,267
Southern Natural Gas Co. LLC/Issuing Corp.
06/15/2021	4.400%	7,592,000	7,792,839
Total			40,800,848
Natural Gas 1.7%
NiSource, Inc.
11/17/2022	2.650%	9,785,000	9,463,984

2	Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sempra Energy
06/15/2024	3.550%	3,651,000	3,623,263
Total			13,087,247
Pharmaceuticals 3.9%
AbbVie, Inc.
05/14/2020	2.500%	5,953,000	5,879,534
Allergan Funding SCS
06/15/2024	3.850%	6,340,000	6,266,171
Amgen, Inc.
05/22/2019	2.200%	10,244,000	10,170,868
05/11/2022	2.650%	6,210,000	6,057,222
Johnson & Johnson
11/10/2020	1.950%	2,670,000	2,625,811
Total			30,999,606
Property & Casualty 3.4%
Alleghany Corp.
06/27/2022	4.950%	3,765,000	3,982,877
CNA Financial Corp.
05/15/2024	3.950%	14,104,000	14,289,849
Liberty Mutual Group, Inc.(a)
06/15/2023	4.250%	637,000	651,157
Liberty Mutual Insurance Co.(a)
Subordinated
10/15/2026	7.875%	6,630,000	8,255,848
Total			27,179,731
Railroads 1.6%
Union Pacific Corp.
06/19/2020	2.250%	12,950,000	12,797,760
Restaurants 1.5%
McDonald’s Corp.
12/09/2020	2.750%	8,052,000	8,013,487
04/01/2023	3.350%	3,575,000	3,595,392
Total			11,608,879
Supermarkets 0.5%
Kroger Co. (The)
08/01/2022	2.800%	4,470,000	4,352,926
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 5.2%
Apple, Inc.
11/13/2019	1.800%	10,040,000	9,935,132
Broadcom Corp./Cayman Finance Ltd.
01/15/2023	2.650%	7,620,000	7,250,369
01/15/2024	3.625%	6,350,000	6,247,797
Cisco Systems, Inc.
09/20/2019	1.400%	5,580,000	5,488,717
Oracle Corp.
01/15/2019	2.375%	12,465,000	12,457,172
Total			41,379,187
Transportation Services 1.1%
ERAC U.S.A. Finance LLC(a)
11/15/2024	3.850%	2,889,000	2,922,102
United Parcel Service, Inc.
04/01/2021	2.050%	5,525,000	5,401,317
Total			8,323,419
Wireless 0.4%
America Movil SAB de CV
03/30/2020	5.000%	2,885,000	2,980,603
Total Corporate Bonds & Notes (Cost $782,059,219)			770,314,996

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(b),(c)	17,489,739	17,487,990
Total Money Market Funds (Cost $17,487,990)		17,487,990
Total Investments in Securities (Cost: $799,547,209)		787,802,986
Other Assets & Liabilities, Net		5,325,987
Net Assets		793,128,973

At March 31, 2018, securities and/or cash totaling $501,482 were pledged as collateral.
Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2018 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	21	06/2018	USD	4,464,041	3,249	—
U.S. Treasury 5-Year Note	1,207	06/2018	USD	138,390,890	403,720	—
Total					406,969	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(901)	06/2018	USD	(109,683,821)	—	(869,123)
U.S. Ultra Bond	(44)	06/2018	USD	(5,775,574)	—	(71,073)
Total					—	(940,196)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2018, the value of these securities amounted to $155,170,627, which represents 19.56% of net assets.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	19,432,973	75,364,077	(77,307,311)	17,489,739	(1,568)	(357)	73,448	17,487,990
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
4	Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	770,314,996	—	—	770,314,996
Money Market Funds	—	—	—	17,487,990	17,487,990
Total Investments in Securities	—	770,314,996	—	17,487,990	787,802,986
Investments in Derivatives
Asset
Futures Contracts	406,969	—	—	—	406,969
Liability
Futures Contracts	(940,196)	—	—	—	(940,196)
Total	(533,227)	770,314,996	—	17,487,990	787,269,759
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes(a) 14.7%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazil 0.5%
MARB BondCo PLC(b)
03/15/2024	7.000%		800,000	753,536
Marfrig Holdings Europe BV(b)
06/08/2023	8.000%		250,000	251,095
Total				1,004,631
Canada 0.4%
Gran Tierra Energy International Holdings Ltd.(b)
02/15/2025	6.250%		850,000	830,602
Chile 0.4%
Cencosud SA(b)
02/12/2045	6.625%		846,000	917,292
Colombia 1.2%
Banco de Bogota SA(b)
Subordinated
05/12/2026	6.250%		1,800,000	1,891,366
Millicom International Cellular SA(b)
01/15/2028	5.125%		639,000	609,446
Total				2,500,812
Dominican Republic 0.2%
Dominican Republic International Bond(b)
02/15/2023	8.900%	DOP	18,000,000	372,378
Guatemala 1.4%
Agromercantil Senior Trust(b)
04/10/2019	6.250%		246,000	250,060
Comunicaciones Celulares SA Via Comcel Trust(b)
02/06/2024	6.875%		744,000	777,779
Energuate Trust(b)
05/03/2027	5.875%		1,900,000	1,904,935
Total				2,932,774
Indonesia 0.8%
Indo Energy Finance II BV(b)
01/24/2023	6.375%		1,700,000	1,696,554
Mexico 3.5%
America Movil SAB de CV
12/05/2022	6.450%	MXN	10,860,000	552,619
Banco Mercantil del Norte SA(b),(c)
Subordinated
10/04/2031	5.750%		700,000	686,130
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
BBVA Bancomer SA(b),(c)
Subordinated
11/12/2029	5.350%		1,180,000	1,160,807
Concesionaria Mexiquense SA de CV(b)
(linked to Mexican Unidad de Inversion Index)
12/15/2035	5.950%	MXN	10,449,166	528,085
Elementia SAB de CV(b)
01/15/2025	5.500%		1,280,000	1,289,281
Grupo Posadas SAB de CV(b)
06/30/2022	7.875%		1,376,000	1,429,560
Grupo Televisa SAB
05/14/2043	7.250%	MXN	7,940,000	322,112
Unifin Financiera SAB de CV SOFOM ENR(b)
01/15/2025	7.000%		1,600,000	1,573,822
Total				7,542,416
Singapore 0.5%
Geo Coal International Pte Ltd.(b)
10/04/2022	8.000%		1,000,000	991,827
South Africa 1.1%
Liquid Telecommunications Financing PLC(b)
07/13/2022	8.500%		2,250,000	2,361,708
Togo 0.7%
Banque Ouest Africaine de Developpement(b)
07/27/2027	5.000%		1,500,000	1,496,472
Ukraine 2.0%
MHP SA(b),(d)
04/03/2026	6.950%		2,000,000	1,996,450
MHP SE(b)
04/02/2020	8.250%		661,000	719,578
04/02/2020	8.250%		250,000	272,155
05/10/2024	7.750%		1,304,000	1,374,115
Total				4,362,298
United Kingdom 1.4%
MARB BondCo PLC(b)
01/19/2025	6.875%		900,000	825,721
Petra Diamonds U.S. Treasury PLC(b)
05/01/2022	7.250%		1,100,000	1,101,161
Tullow Oil PLC(b)
03/01/2025	7.000%		1,100,000	1,099,842
Total				3,026,724
Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United States 0.6%
Vrio Finco 1 LLC/Finco 2, Inc.(b),(d)
04/04/2023	6.250%		1,376,000	1,397,108
Total Corporate Bonds & Notes (Cost $32,177,011)				31,433,596

Foreign Government Obligations(a),(e) 75.3%

Argentina 7.6%
Argentine Republic Government International Bond
04/22/2021	6.875%		1,030,000	1,091,208
01/26/2022	5.625%		231,000	234,517
01/11/2023	4.625%		900,000	867,929
04/22/2026	7.500%		1,075,000	1,151,176
01/26/2027	6.875%		831,000	847,797
01/11/2028	5.875%		900,000	848,639
07/06/2028	6.625%		1,800,000	1,783,841
12/31/2033	8.280%		1,219,773	1,305,556
07/06/2036	7.125%		500,000	484,339
01/11/2048	6.875%		2,400,000	2,191,094
Provincia de Buenos Aires(b)
06/15/2027	7.875%		2,985,000	3,082,227
Provincia de Cordoba(b)
09/01/2024	7.450%		1,075,000	1,132,742
08/01/2027	7.125%		1,200,000	1,192,800
Total				16,213,865
Belarus 1.5%
Republic of Belarus International Bond(b)
02/28/2023	6.875%		700,000	741,365
06/29/2027	7.625%		1,100,000	1,210,459
02/28/2030	6.200%		1,200,000	1,186,907
Total				3,138,731
Brazil 5.5%
Brazil Minas SPE via State of Minas Gerais(b)
02/15/2028	5.333%		300,000	299,205
Brazil Notas do Tesouro Nacional Series F
01/01/2025	10.000%	BRL	8,000,000	2,574,274
Brazilian Government International Bond
01/07/2041	5.625%		2,750,000	2,701,553
Petrobras Global Finance BV
01/27/2021	5.375%		—	—
05/23/2021	8.375%		—	—
05/23/2026	8.750%		600,000	704,771
01/17/2027	7.375%		360,000	389,994
Petrobras Global Finance BV(b)
01/27/2025	5.299%		2,111,000	2,087,602
01/27/2028	5.999%		2,996,000	2,962,118
Total				11,719,517
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
China 3.0%
Beijing Gas Singapore Capital Corp.(b)
05/31/2022	2.750%		2,508,000	2,419,392
Sinopec Group Overseas Development 2013 Ltd.(b)
10/17/2023	4.375%		1,300,000	1,334,917
State Grid Overseas Investment 2016 Ltd.(b)
05/04/2027	3.500%		2,700,000	2,605,200
Total				6,359,509
Colombia 0.7%
Ecopetrol SA
01/16/2025	4.125%		326,000	317,508
09/18/2043	7.375%		920,000	1,078,786
Total				1,396,294
Costa Rica 0.4%
Costa Rica Government International Bond(b)
03/12/2045	7.158%		774,000	813,897
Croatia 1.0%
Croatia Government International Bond(b)
01/26/2024	6.000%		1,361,000	1,504,343
Hrvatska Elektroprivreda(b)
10/23/2022	5.875%		600,000	644,848
Total				2,149,191
Dominican Republic 5.5%
Dominican Republic Bond(b)
02/05/2027	11.250%	DOP	44,000,000	941,314
Dominican Republic International Bond(b)
01/08/2021	14.000%	DOP	29,158,000	657,732
03/04/2022	10.375%	DOP	136,000,000	2,867,453
01/29/2026	6.875%		700,000	776,244
01/25/2027	5.950%		2,025,000	2,134,206
04/20/2027	8.625%		2,410,000	2,851,196
04/30/2044	7.450%		1,086,000	1,235,516
01/27/2045	6.850%		271,000	292,499
Total				11,756,160
Ecuador 1.0%
Ecuador Government International Bond(b)
10/23/2027	8.875%		1,600,000	1,630,654
Petroamazonas EP(b)
11/06/2020	4.625%		600,000	576,000
Total				2,206,654

2	Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2018 (Unaudited)
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Egypt 2.9%
Egypt Government International Bond(b)
06/11/2025	5.875%		400,000	402,639
01/31/2027	7.500%		1,000,000	1,084,206
02/21/2028	6.588%		1,350,000	1,372,255
04/30/2040	6.875%		900,000	879,981
01/31/2047	8.500%		900,000	1,006,050
02/21/2048	7.903%		1,300,000	1,371,101
Total				6,116,232
El Salvador 0.6%
El Salvador Government International Bond(b)
01/18/2027	6.375%		598,000	595,193
04/10/2032	8.250%		412,000	464,354
06/15/2035	7.650%		270,000	284,826
Total				1,344,373
Honduras 2.1%
Honduras Government International Bond(b)
03/15/2024	7.500%		1,200,000	1,326,606
01/19/2027	6.250%		3,000,000	3,180,357
Total				4,506,963
Hungary 0.5%
Hungary Government International Bond
11/22/2023	5.750%		284,000	314,084
03/29/2041	7.625%		468,000	677,198
Total				991,282
Indonesia 3.6%
Indonesia Government International Bond(b)
01/08/2026	4.750%		1,300,000	1,358,907
01/17/2038	7.750%		1,986,000	2,693,676
01/17/2038	7.750%		500,000	678,166
01/15/2045	5.125%		300,000	312,414
PT Pertamina Persero(b)
05/03/2042	6.000%		1,335,000	1,436,560
PT Perusahaan Listrik Negara(b)
11/22/2021	5.500%		1,111,000	1,174,396
Total				7,654,119
Ivory Coast 3.6%
Ivory Coast Government International Bond(b)
07/23/2024	5.375%		574,000	562,133
07/23/2024	5.375%		300,000	293,798
03/03/2028	6.375%		2,672,000	2,697,451
03/22/2030	5.250%	EUR	1,400,000	1,725,355
06/15/2033	6.125%		887,000	844,327
03/22/2048	6.625%	EUR	1,000,000	1,236,602
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ivory Coast Government International Bond(b),(c)
12/31/2032	5.750%		308,070	296,388
Total				7,656,054
Jamaica 0.5%
Jamaica Government International Bond
03/15/2039	8.000%		300,000	360,545
07/28/2045	7.875%		600,000	718,594
Total				1,079,139
Kazakhstan 1.3%
Kazakhstan Government International Bond(b)
07/21/2045	6.500%		300,000	362,990
Kazakhstan Temir Zholy National Co. JSC(b)
11/17/2027	4.850%		1,900,000	1,901,214
KazMunayGas National Co. JSC(b)
05/05/2020	7.000%		562,000	604,104
Total				2,868,308
Kenya 0.8%
Kenya Government International Bond(b)
02/28/2028	7.250%		1,100,000	1,150,786
02/28/2048	8.250%		550,000	589,943
Total				1,740,729
Mexico 7.6%
Banco Nacional de Comercio Exterior SNC(b),(c)
Subordinated
08/11/2026	3.800%		600,000	589,310
Comision Federal de Electricidad(b)
06/16/2045	6.125%		700,000	762,276
Mexican Bonos
06/09/2022	6.500%	MXN	65,615,900	3,517,738
Mexico City Airport Trust(b)
07/31/2047	5.500%		1,100,000	1,001,043
Petroleos Mexicanos(b)
09/12/2024	7.190%	MXN	600,000	29,791
Petroleos Mexicanos
01/23/2026	4.500%		299,000	289,237
08/04/2026	6.875%		1,000,000	1,098,742
11/12/2026	7.470%	MXN	4,700,000	228,801
03/13/2027	6.500%		2,500,000	2,670,197
06/15/2035	6.625%		600,000	620,960
06/02/2041	6.500%		5,444,000	5,414,461
Total				16,222,556
Namibia 0.4%
Namibia International Bonds(b)
11/03/2021	5.500%		885,000	913,742

Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2018 (Unaudited)
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Nigeria 1.5%
Nigeria Government International Bond(b)
11/28/2027	6.500%		1,126,000	1,143,762
02/16/2032	7.875%		1,800,000	1,962,394
Total				3,106,156
Oman 2.2%
Oman Government International Bond(b)
01/17/2028	5.625%		3,200,000	3,130,134
01/17/2048	6.750%		1,700,000	1,641,257
Total				4,771,391
Pakistan 0.9%
Pakistan Government International Bond(b)
09/30/2025	8.250%		600,000	624,681
03/31/2036	7.875%		700,000	671,091
Second Pakistan International Sukuk Co., Ltd. (The)(b)
12/03/2019	6.750%		532,000	543,482
Total				1,839,254
Paraguay 1.0%
Paraguay Government International Bond(b)
08/11/2044	6.100%		1,007,000	1,094,508
03/13/2048	5.600%		1,000,000	1,024,616
Total				2,119,124
Russian Federation 4.8%
Gazprom Neft OAO Via GPN Capital SA(b)
09/19/2022	4.375%		1,266,000	1,260,067
Gazprom OAO Via Gaz Capital SA(b)
08/16/2037	7.288%		946,000	1,116,287
Russian Federal Bond - OFZ
01/19/2028	7.050%	RUB	313,000,000	5,507,461
Russian Foreign Bond - Eurobond(b)
04/04/2022	4.500%		200,000	206,320
04/04/2042	5.625%		800,000	862,826
Vnesheconombank Via VEB Finance PLC(b)
11/21/2023	5.942%		800,000	859,086
11/22/2025	6.800%		354,000	397,650
Total				10,209,697
Senegal 0.7%
Senegal Government International Bond(b)
07/30/2024	6.250%		519,000	540,887
05/23/2033	6.250%		900,000	888,026
Total				1,428,913
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Serbia 0.5%
Serbia International Bond(b)
12/03/2018	5.875%		342,000	348,377
09/28/2021	7.250%		700,000	779,071
Total				1,127,448
South Africa 4.7%
Republic of South Africa Government Bond
01/31/2037	8.500%	ZAR	102,000,000	8,384,286
Transnet SOC Ltd.(b)
07/26/2022	4.000%		1,700,000	1,661,031
Total				10,045,317
Sri Lanka 0.6%
Sri Lanka Government International Bond(b)
07/18/2026	6.825%		800,000	827,035
05/11/2027	6.200%		550,000	541,777
Total				1,368,812
Trinidad and Tobago 0.8%
Petroleum Co. of Trinidad & Tobago Ltd.(b)
08/14/2019	9.750%		1,611,000	1,699,605
Turkey 3.9%
Export Credit Bank of Turkey(b)
04/24/2019	5.875%		467,000	475,289
09/23/2021	5.000%		418,000	413,961
Turkey Government International Bond
03/30/2021	5.625%		1,655,000	1,714,403
03/25/2022	5.125%		250,000	254,954
09/26/2022	6.250%		250,000	265,115
04/14/2026	4.250%		247,000	225,360
03/25/2027	6.000%		3,100,000	3,145,688
03/17/2036	6.875%		1,132,000	1,178,638
02/17/2045	6.625%		560,000	555,589
Total				8,228,997
Ukraine 1.9%
Ukraine Government International Bond(b)
09/01/2024	7.750%		800,000	825,306
09/01/2026	7.750%		700,000	717,506
09/25/2032	7.375%		2,600,000	2,511,631
Total				4,054,443

4	Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2018 (Unaudited)
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Venezuela 1.7%
Petroleos de Venezuela SA(b),(f)
05/16/2024	0.000%		12,559,928	3,397,724
11/15/2026	0.000%		1,106,640	297,509
Total				3,695,233
Total Foreign Government Obligations (Cost $160,405,251)				160,541,705

Treasury Bills(a) 3.5%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Egypt 2.6%
Egypt Treasury Bills
06/12/2018	17.370%	EGP	51,000,000	2,793,082
10/02/2018	17.270%	EGP	55,000,000	2,866,158
Total				5,659,240
Treasury Bills(a) (continued)
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Nigeria 0.9%
Nigeria Treasury Bills
01/17/2019	14.800%	NGN	750,000,000	1,861,414
Total Treasury Bills (Cost $7,422,949)				7,520,654

Money Market Funds 5.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(g),(h)	11,846,064	11,844,879
Total Money Market Funds (Cost $11,845,310)		11,844,879
Total Investments in Securities (Cost $211,850,521)		211,340,834
Other Assets & Liabilities, Net		1,907,866
Net Assets		$213,248,700

At March 31, 2018, securities and/or cash totaling $194,900 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,400,000 EUR	2,971,243 USD	Credit Suisse	04/19/2018	14,796	—
97,395,000 MXN	5,215,338 USD	Morgan Stanley	04/19/2018	—	(128,836)
67,750,000 ZAR	5,709,037 USD	TD Securities	04/19/2018	—	(698)
Total				14,796	(129,534)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	28	06/2018	USD	3,408,598	29,690	—
U.S. Ultra Bond	51	06/2018	USD	8,317,626	268,034	—
Total					297,724	—
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2018, the value of these securities amounted to $135,385,537, which represents 63.49% of net assets.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(d)	Represents a security purchased on a when-issued basis.
(e)	Principal and interest may not be guaranteed by the government.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2018, the value of these securities amounted to $3,695,233, which represents 1.73% of net assets.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	14,339,227	25,327,054	(27,820,217)	11,846,064	(643)	(744)	43,448	11,844,879
Currency Legend
BRL	Brazilian Real
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
MXN	Mexican Peso
NGN	Nigerian Naira
RUB	Russian Ruble
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
6	Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	31,433,596	—	—	31,433,596
Foreign Government Obligations	—	160,541,705	—	—	160,541,705
Treasury Bills	—	7,520,654	—	—	7,520,654
Money Market Funds	—	—	—	11,844,879	11,844,879
Total Investments in Securities	—	199,495,955	—	11,844,879	211,340,834
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	14,796	—	—	14,796
Futures Contracts	297,724	—	—	—	297,724
Liability
Forward Foreign Currency Exchange Contracts	—	(129,534)	—	—	(129,534)
Total	297,724	199,381,217	—	11,844,879	211,523,820
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2018	7

Consolidated Portfolio of Investments
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Treasury Bills 25.0%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 25.0%
U.S. Treasury Bills
06/21/2018	1.620%	40,000,000	39,851,012
07/19/2018	1.710%	21,000,000	20,890,105
09/13/2018	1.830%	34,000,000	33,715,879
10/11/2018	1.830%	40,000,000	39,611,037
Total			134,068,033
Total Treasury Bills (Cost $134,104,838)			134,068,033

U.S. Government & Agency Obligations 40.5%

Federal Home Loan Banks Discount Notes
08/31/2018	1.900%	98,000,000	97,217,470
Federal Home Loan Mortgage Corp. Discount Notes
07/02/2018	1.810%	40,000,000	39,812,040
Federal National Mortgage Association Discount Notes
07/02/2018	1.740%	80,000,000	79,639,920
Total U.S. Government & Agency Obligations (Cost $216,722,929)			216,669,430
Money Market Funds 29.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(a),(b)	156,150,490	156,134,875
Total Money Market Funds (Cost $156,137,500)		156,134,875
Total Investments in Securities (Cost: $506,965,267)		506,872,338
Other Assets & Liabilities, Net		28,591,285
Net Assets		535,463,623
At March 31, 2018, securities and/or cash totaling $24,218,190 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	243	05/2018	USD	16,730,550	1,293,614	—
Brent Crude	122	05/2018	USD	8,399,700	556,006	—
Brent Crude	122	05/2018	USD	8,399,700	527,885	—
Brent Crude	105	05/2018	USD	7,229,250	409,178	—
Coffee C	285	05/2018	USD	12,627,281	—	(681,447)
Copper	518	05/2018	USD	39,180,225	—	(1,047,015)
Corn	2,009	05/2018	USD	38,949,488	1,322,485	—
Corn	140	07/2018	USD	2,773,750	93,601	—
Cotton	134	05/2018	USD	5,457,820	272,121	—
Feeder Cattle	39	05/2018	USD	2,613,488	—	(297,361)
Gold 100 oz.	107	06/2018	USD	14,202,110	—	(28,393)
Gold 100 oz.	217	06/2018	USD	28,802,410	—	(55,608)
Gold 100 oz.	200	06/2018	USD	26,546,000	—	(60,236)
HRW Wheat	546	05/2018	USD	12,755,925	—	(581,406)
Lean Hogs	89	06/2018	USD	2,725,180	38,320	—
Lean Hogs	267	08/2018	USD	8,252,970	—	(385,233)
Live Cattle	240	06/2018	USD	9,847,200	—	(1,183,436)
Live Cattle	51	08/2018	USD	2,070,090	—	(189,914)
Live Cattle	51	08/2018	USD	2,070,090	—	(190,934)
Live Cattle	178	08/2018	USD	7,225,020	—	(733,875)
Natural Gas	1,548	04/2018	USD	42,306,840	1,122,504	—
Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2018	1

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2018 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Nickel	238	05/2018	USD	18,956,700	155,914	—
Nickel	8	05/2018	USD	637,200	—	(74)
Primary Aluminum	489	05/2018	USD	24,404,156	—	(1,776,926)
RBOB Gasoline	272	04/2018	USD	23,083,334	1,319,698	—
Silver	232	05/2018	USD	18,870,880	—	(198,947)
Soybean	703	05/2018	USD	36,722,963	1,460,647	—
Soybean Meal	351	05/2018	USD	13,478,400	1,034,332	—
Soybean Meal	65	05/2018	USD	2,496,000	95,655	—
Soybean Oil	936	05/2018	USD	17,898,192	—	(151,046)
Sugar #11	1,128	04/2018	USD	15,602,496	—	(1,615,812)
Wheat	310	05/2018	USD	6,990,500	—	(248,250)
WTI Crude	615	04/2018	USD	39,938,100	3,309,852	—
Zinc	197	04/2018	USD	16,158,925	272,884	—
Total					13,284,696	(9,425,913)
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	170,829,166	197,449,351	(212,128,027)	156,150,490	(10,637)	(6,805)	665,949	156,134,875
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
2	Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Treasury Bills	134,068,033	—	—	—	134,068,033
U.S. Government & Agency Obligations	—	216,669,430	—	—	216,669,430
Money Market Funds	—	—	—	156,134,875	156,134,875
Total Investments in Securities	134,068,033	216,669,430	—	156,134,875	506,872,338
Investments in Derivatives
Asset
Futures Contracts	13,284,696	—	—	—	13,284,696
Liability
Futures Contracts	(9,425,913)	—	—	—	(9,425,913)
Total	137,926,816	216,669,430	—	156,134,875	510,731,121
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2018	3

Portfolio of Investments
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Consumer Discretionary 12.2%
Hotels, Restaurants & Leisure 1.3%
Royal Caribbean Cruises Ltd.	607,300	71,503,502
Household Durables 0.6%
PulteGroup, Inc.	986,800	29,100,732
Internet & Direct Marketing Retail 1.3%
Amazon.com, Inc.(a)	34,000	49,209,560
Booking Holdings, Inc.(a)	3,400	7,073,326
Liberty Interactive Corp., Class A(a)	441,500	11,112,555
Total		67,395,441
Media 2.5%
Charter Communications, Inc., Class A(a)	242,000	75,315,240
Comcast Corp., Class A	582,200	19,893,774
News Corp., Class A	2,369,200	37,433,360
Total		132,642,374
Multiline Retail 1.5%
Target Corp.	1,158,700	80,448,541
Specialty Retail 3.0%
Best Buy Co., Inc.	1,423,700	99,644,763
Home Depot, Inc. (The)	332,700	59,300,448
Total		158,945,211
Textiles, Apparel & Luxury Goods 2.0%
Ralph Lauren Corp.	855,100	95,600,180
VF Corp.	168,000	12,452,160
Total		108,052,340
Total Consumer Discretionary		648,088,141
Consumer Staples 7.7%
Food & Staples Retailing 3.8%
CVS Health Corp.	1,228,600	76,431,206
Walgreens Boots Alliance, Inc.	779,500	51,033,865
Walmart, Inc.	815,200	72,528,344
Total		199,993,415
Food Products 1.8%
Campbell Soup Co.	135,000	5,846,850
Tyson Foods, Inc., Class A	1,210,200	88,574,538
Total		94,421,388
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.0%
Kimberly-Clark Corp.	301,800	33,237,234
Procter & Gamble Co. (The)	277,400	21,992,272
Total		55,229,506
Tobacco 1.1%
Altria Group, Inc.	968,400	60,350,688
Total Consumer Staples		409,994,997
Energy 5.6%
Energy Equipment & Services 0.3%
National Oilwell Varco, Inc.	388,100	14,285,961
Oil, Gas & Consumable Fuels 5.3%
Chevron Corp.	227,400	25,932,696
ConocoPhillips	1,951,600	115,710,364
Marathon Petroleum Corp.	513,300	37,527,363
Valero Energy Corp.	1,140,100	105,767,077
Total		284,937,500
Total Energy		299,223,461
Financials 14.8%
Banks 7.1%
Bank of America Corp.	1,727,000	51,792,730
Citigroup, Inc.	1,825,100	123,194,250
Citizens Financial Group, Inc.	530,600	22,274,588
JPMorgan Chase & Co.	1,642,000	180,570,740
Total		377,832,308
Capital Markets 4.8%
BlackRock, Inc.	185,900	100,705,748
Franklin Resources, Inc.	326,200	11,312,616
S&P Global, Inc.	563,400	107,643,204
T. Rowe Price Group, Inc.	314,700	33,978,159
Total		253,639,727
Insurance 2.9%
Allstate Corp. (The)	975,100	92,439,480
Aon PLC	141,900	19,912,827
Prudential Financial, Inc.	423,200	43,822,360
Total		156,174,667
Total Financials		787,646,702
Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 13.8%
Biotechnology 2.6%
Alexion Pharmaceuticals, Inc.(a)	235,100	26,204,246
Biogen, Inc.(a)	96,300	26,368,866
BioMarin Pharmaceutical, Inc.(a)	128,200	10,393,174
Celgene Corp.(a)	227,200	20,268,512
Gilead Sciences, Inc.	285,900	21,554,001
TESARO, Inc.(a)	103,300	5,902,562
Vertex Pharmaceuticals, Inc.(a)	178,100	29,026,738
Total		139,718,099
Health Care Equipment & Supplies 1.4%
Baxter International, Inc.	1,149,200	74,743,968
Health Care Providers & Services 3.3%
AmerisourceBergen Corp.	132,500	11,422,825
Centene Corp.(a)	501,800	53,627,366
Express Scripts Holding Co.(a)	1,287,500	88,940,500
Humana, Inc.	75,200	20,216,016
Total		174,206,707
Pharmaceuticals 6.5%
Bristol-Myers Squibb Co.	401,600	25,401,200
Eli Lilly & Co.	1,256,900	97,246,353
Johnson & Johnson	267,900	34,331,385
Merck & Co., Inc.	928,700	50,586,289
Pfizer, Inc.	3,800,700	134,886,843
Total		342,452,070
Total Health Care		731,120,844
Industrials 10.3%
Aerospace & Defense 4.9%
Boeing Co. (The)	409,500	134,266,860
General Dynamics Corp.	323,000	71,350,700
Lockheed Martin Corp.	157,700	53,291,561
Total		258,909,121
Airlines 1.3%
Southwest Airlines Co.	1,221,800	69,984,704
Electrical Equipment 0.7%
Acuity Brands, Inc.	44,400	6,180,036
AMETEK, Inc.	423,800	32,196,086
Total		38,376,122
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 0.7%
Honeywell International, Inc.	246,500	35,621,715
Machinery 0.6%
Cummins, Inc.	199,300	32,304,537
Professional Services —%
Nielsen Holdings PLC	103,500	3,290,265
Road & Rail 0.5%
Union Pacific Corp.	189,200	25,434,156
Trading Companies & Distributors 1.6%
WW Grainger, Inc.	296,600	83,721,282
Total Industrials		547,641,902
Information Technology 24.9%
Communications Equipment 3.5%
Cisco Systems, Inc.	3,150,700	135,133,523
F5 Networks, Inc.(a)	347,900	50,309,819
Total		185,443,342
Internet Software & Services 6.3%
Alphabet, Inc., Class A(a)	55,400	57,457,556
Facebook, Inc., Class A(a)	1,110,100	177,382,879
VeriSign, Inc.(a)	824,500	97,752,720
Total		332,593,155
IT Services 2.5%
MasterCard, Inc., Class A	718,500	125,852,460
Visa, Inc., Class A	53,000	6,339,860
Total		132,192,320
Semiconductors & Semiconductor Equipment 3.1%
Applied Materials, Inc.	709,300	39,444,173
Broadcom Ltd.	452,900	106,725,885
Micron Technology, Inc.(a)	344,500	17,962,230
Total		164,132,288
Software 6.7%
Activision Blizzard, Inc.	285,000	19,226,100
Adobe Systems, Inc.(a)	564,000	121,869,120
Cadence Design Systems, Inc.(a)	272,900	10,034,533
Electronic Arts, Inc.(a)	620,500	75,229,420
Microsoft Corp.	1,450,900	132,423,643
Total		358,782,816

2	Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 2.8%
Apple, Inc.(b)	671,300	112,630,714
HP, Inc.	891,400	19,539,488
NetApp, Inc.	315,500	19,463,195
Total		151,633,397
Total Information Technology		1,324,777,318
Materials 2.7%
Chemicals 2.2%
Eastman Chemical Co.	172,800	18,244,224
LyondellBasell Industries NV, Class A	941,400	99,487,152
Total		117,731,376
Containers & Packaging 0.3%
Avery Dennison Corp.	66,600	7,076,250
Packaging Corp. of America	74,200	8,362,340
Total		15,438,590
Metals & Mining 0.2%
Freeport-McMoRan, Inc.(a)	608,400	10,689,588
Total Materials		143,859,554
Real Estate 2.7%
Equity Real Estate Investment Trusts (REITS) 2.7%
American Tower Corp.	677,000	98,395,180
SBA Communications Corp.(a)	245,100	41,892,492
Total		140,287,672
Total Real Estate		140,287,672
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 1.7%
Diversified Telecommunication Services 1.7%
AT&T, Inc.	2,581,400	92,026,910
Total Telecommunication Services		92,026,910
Utilities 2.9%
Electric Utilities 1.8%
Entergy Corp.	790,300	62,259,834
Xcel Energy, Inc.	715,000	32,518,200
Total		94,778,034
Multi-Utilities 1.1%
CenterPoint Energy, Inc.	2,113,900	57,920,860
Total Utilities		152,698,894
Total Common Stocks (Cost $4,491,975,982)		5,277,366,395

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(c),(d)	42,245,357	42,241,133
Total Money Market Funds (Cost $42,243,837)		42,241,133
Total Investments in Securities (Cost: $4,534,219,819)		5,319,607,528
Other Assets & Liabilities, Net		(3,879,890)
Net Assets		5,315,727,638

At March 31, 2018, securities and/or cash totaling $4,043,498 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	357	06/2018	USD	47,177,550	—	(2,605,200)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2018.
Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	15,644,032	132,611,691	(106,010,366)	42,245,357	(4,552)	(2,815)	153,960	42,241,133
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
4	Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	648,088,141	—	—	—	648,088,141
Consumer Staples	409,994,997	—	—	—	409,994,997
Energy	299,223,461	—	—	—	299,223,461
Financials	787,646,702	—	—	—	787,646,702
Health Care	731,120,844	—	—	—	731,120,844
Industrials	547,641,902	—	—	—	547,641,902
Information Technology	1,324,777,318	—	—	—	1,324,777,318
Materials	143,859,554	—	—	—	143,859,554
Real Estate	140,287,672	—	—	—	140,287,672
Telecommunication Services	92,026,910	—	—	—	92,026,910
Utilities	152,698,894	—	—	—	152,698,894
Total Common Stocks	5,277,366,395	—	—	—	5,277,366,395
Money Market Funds	—	—	—	42,241,133	42,241,133
Total Investments in Securities	5,277,366,395	—	—	42,241,133	5,319,607,528
Investments in Derivatives
Liability
Futures Contracts	(2,605,200)	—	—	—	(2,605,200)
Total	5,274,761,195	—	—	42,241,133	5,317,002,328
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Variable Portfolio – Balanced Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 3.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Master Owner Trust
Series 2018-1 Class A2
01/17/2023	2.700%	2,875,000	2,862,126
American Credit Acceptance Receivables Trust(a)
Series 2016-3 Class A
11/12/2020	1.700%	73,144	73,086
Series 2016-4 Class A
06/12/2020	1.500%	20,019	20,013
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2015-1A Class A
07/20/2021	2.500%	2,745,000	2,715,237
Series 2016-2A Class A
11/20/2022	2.720%	800,000	783,754
BMW Vehicle Lease Trust
Series 2016-2 Class A2
01/22/2019	1.230%	76,304	76,228
CarFinance Capital Auto Trust(a)
Series 2015-1A Class A
06/15/2021	1.750%	55,977	55,885
Chesapeake Funding II LLC(a)
Series 2017-3A Class A1
08/15/2029	1.910%	615,000	610,354
Chrysler Capital Auto Receivables Trust(a)
Series 2016-BA Class A3
07/15/2021	1.640%	1,850,000	1,836,808
Diamond Resorts Owner Trust(a)
Series 2013-2 Class A
05/20/2026	2.270%	119,669	119,666
Exeter Automobile Receivables Trust(a)
Series 2016-1A Class A
07/15/2020	2.350%	10,746	10,744
Series 2016-3A Class A
11/16/2020	1.840%	169,754	169,122
Ford Credit Auto Owner Trust(a)
Series 2017-1 Class A
08/15/2028	2.620%	2,600,000	2,567,258
Ford Credit Floorplan Master Owner Trust A
Series 2016-5 Class 1A
11/15/2021	1.950%	1,375,000	1,358,165
Series 2017-1 Class A1
05/15/2022	2.070%	1,650,000	1,623,667
GM Financial Automobile Leasing Trust
Series 2016-3 Class A3
12/20/2019	1.610%	460,000	457,233
Series 2017-2 Class A3
09/21/2020	2.020%	725,000	717,945
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GMF Floorplan Owner Revolving Trust(a)
Series 2017-1 Class A1
01/18/2022	2.220%	900,000	890,123
Hertz Fleet Lease Funding LP(a)
Series 2016-1 Class A2
04/10/2030	1.960%	1,066,867	1,058,689
Hertz Vehicle Financing II LP(a)
Series 2016-3A Class A
07/25/2020	2.270%	1,025,000	1,012,706
Hilton Grand Vacations Trust(a)
Series 2013-A Class A
01/25/2026	2.280%	243,565	240,990
Series 2014-AA Class A
11/25/2026	1.770%	368,626	360,333
Hyundai Auto Lease Securitization Trust(a)
Series 2017-A Class A2A
07/15/2019	1.560%	426,793	425,782
Hyundai Floorplan Master Owner Trust(a)
Series 2016-1A Class A2
03/15/2021	1.810%	1,815,000	1,800,606
John Deere Owner Trust
Series 2017-B Class A3
10/15/2021	1.820%	660,000	649,933
Kubota Credit Owner Trust(a)
Series 2016-1A Class A3
07/15/2020	1.500%	675,000	667,950
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	231,561	229,106
Series 2016-1A Class A
12/20/2033	2.250%	574,658	561,633
Navient Private Education Refi Loan Trust(a)
Series 2018-A Class A1
02/18/2042	2.530%	1,050,000	1,046,065
Navitas Equipment Receivables LLC(a)
Series 2016-1 Class A2
06/15/2021	2.200%	367,934	367,161
New York City Tax Lien Trust(a)
Series 2016-A Class A
11/10/2029	1.470%	71,466	70,827
Series 2017-A Class A
11/10/2030	1.870%	460,069	455,511
NextGear Floorplan Master Owner Trust(a)
Series 2017-2A Class A2
10/17/2022	2.560%	925,000	913,421
Series 2018-1A Class A2
02/15/2023	3.220%	1,325,000	1,326,884
Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nissan Auto Lease Trust
Series 2017-A Class A3
04/15/2020	1.910%	650,000	643,935
OneMain Direct Auto Receivables Trust(a)
Series 2016-1A Class A
01/15/2021	2.040%	31,258	31,231
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-3A Class A
10/20/2033	2.430%	587,884	566,688
SLM Private Education Loan Trust(a)
Series 2012-A Class A2
01/17/2045	3.830%	741,865	747,966
SoFi Consumer Loan Program LLC(a)
Series 2017-4 Class A
05/26/2026	2.500%	692,374	684,163
TAL Advantage V LLC(a)
Series 2014-2A Class A1
05/20/2039	1.700%	18,337	18,338
Verizon Owner Trust(a)
Series 2016-1A Class A
01/20/2021	1.420%	1,550,000	1,536,531
Series 2016-2A Class A
05/20/2021	1.680%	2,000,000	1,977,391
Series 2017-1A Class A
09/20/2021	2.060%	875,000	866,574
Series 2017-2A Class A
12/20/2021	1.920%	475,000	468,287
Series 2018-1A Class A1A
09/20/2022	2.820%	525,000	524,568
Westlake Automobile Receivables Trust(a)
Series 2016-3A Class A2
10/15/2019	1.420%	242,345	242,013
World Omni Auto Receivables Trust
Series 2017-A Class A3
09/15/2022	1.930%	2,600,000	2,568,054
Series 2018-A Class A3
04/17/2023	2.500%	1,025,000	1,019,816
Total Asset-Backed Securities — Non-Agency (Cost $40,421,647)			40,030,566

Commercial Mortgage-Backed Securities - Agency 1.9%

Federal Home Loan Mortgage Corp.
Series 20 K729 Class A2
10/25/2024	3.136%	700,000	703,008
Government National Mortgage Association
CMO Series 2012-25 Class A
11/16/2042	2.575%	843,039	835,743
CMO Series 2013-12 Class A
10/16/2042	1.410%	1,323,090	1,293,380
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-126 Class AB
04/16/2038	1.540%	792,678	770,657
CMO Series 2013-146 Class AH
08/16/2040	2.000%	687,833	678,350
CMO Series 2013-17 Class AH
10/16/2043	1.558%	723,327	697,410
CMO Series 2013-194 Class AB
05/16/2038	2.250%	457,697	452,553
CMO Series 2013-2 Class AB
12/16/2042	1.600%	473,115	465,675
CMO Series 2013-30 Class A
05/16/2042	1.500%	1,221,016	1,179,166
CMO Series 2013-32 Class AB
01/16/2042	1.900%	472,640	462,201
CMO Series 2013-33 Class A
07/16/2038	1.061%	1,406,633	1,355,319
CMO Series 2013-40 Class A
10/16/2041	1.511%	695,916	678,502
CMO Series 2013-45 Class A
10/16/2040	1.450%	1,337,326	1,306,290
CMO Series 2013-50 Class AH
06/16/2039	2.100%	807,701	793,645
CMO Series 2013-57 Class A
06/16/2037	1.350%	1,878,727	1,824,355
CMO Series 2013-61 Class A
01/16/2043	1.450%	835,475	803,986
CMO Series 2013-73 Class AE
01/16/2039	1.350%	1,474,674	1,426,805
CMO Series 2013-78 Class AB
07/16/2039	1.624%	857,929	839,718
CMO Series 2014-24 Class BA
07/16/2038	2.100%	576,795	570,653
CMO Series 2014-47 Class AB
08/16/2040	2.250%	65,161	65,044
CMO Series 2014-64 Class A
02/16/2045	2.200%	503,800	498,657
CMO Series 2014-67 Class AE
05/16/2039	2.150%	288,706	287,949
CMO Series 2015-109 Class A
02/16/2040	2.528%	478,680	470,868
CMO Series 2015-21 Class A
11/16/2042	2.600%	705,785	701,468
CMO Series 2015-5 Class KA
11/16/2039	2.500%	409,852	402,174
CMO Series 2015-78 Class A
06/16/2040	2.918%	974,825	965,906

2	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-85 Class AF
05/16/2044	2.400%	363,070	357,572
Total Commercial Mortgage-Backed Securities - Agency (Cost $21,483,522)			20,887,054

Commercial Mortgage-Backed Securities - Non-Agency 2.0%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	1,224,411	1,255,612
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,360,654	1,387,598
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,254,144	1,262,825
Series 2015-SFR2 Class A
10/17/2045	3.732%	743,346	760,805
Americold 2010 LLC(a)
Series 2010-ARTA Class A1
01/14/2029	3.847%	217,849	220,153
Colony Multifamily Mortgage Trust(a)
Series 2014-1 Class A
04/20/2050	2.543%	76,193	75,733
Commercial Mortgage Pass-Through Certificates
Series 2014-CR14 Class A2
02/10/2047	3.147%	1,675,000	1,679,733
Commercial Mortgage Trust
Series 2013-CR6 Class A2
03/10/2046	2.122%	185,826	185,692
Series 2013-LC13 Class A2
08/10/2046	3.009%	2,108,398	2,109,623
DBUBS Mortgage Trust(a)
Series 2011-LC1A Class A3
11/10/2046	5.002%	225,000	233,369
General Electric Capital Assurance Co.(a)
Series 2003-1 Class A5
05/12/2035	5.743%	114,953	116,161
GS Mortgage Securities Trust(a)
Series 2011-GC3 Class A4
03/10/2044	4.753%	945,959	982,534
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A2
08/15/2046	3.019%	813,728	814,867
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2009-IWST Class A2
12/05/2027	5.633%	500,000	516,815
Series 2010-CNTR Class A2
08/05/2032	4.311%	506,497	515,509
Series 2011-C3 Class A4
02/15/2046	4.717%	650,000	672,906
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 Class A1
08/15/2047	1.551%	115,130	114,849
Morgan Stanley Capital I Trust(a)
Series 2011-C1 Class A4
09/15/2047	5.033%	450,000	469,363
Morgan Stanley Capital I Trust
Series 2016-BNK2 Class A2
11/15/2049	2.454%	975,000	954,838
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	2,748,366	2,711,605
Wells Fargo Commercial Mortgage Trust
Series 2017-C39 Class A1
09/15/2050	1.975%	1,219,894	1,194,941
WF-RBS Commercial Mortgage Trust
Series 2012-C9 Class A3
11/15/2045	2.870%	1,715,293	1,689,785
Series 2012-C9 Class ASB
11/15/2045	2.445%	862,784	853,742
Series 2013-C15 Class A3
08/15/2046	3.881%	1,725,000	1,768,404
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $22,849,367)			22,547,462

Common Stocks 61.3%
Issuer	Shares	Value ($)
Consumer Discretionary 7.6%
Hotels, Restaurants & Leisure 1.0%
Marriott International, Inc., Class A	10,496	1,427,246
McDonald’s Corp.	29,900	4,675,762
Royal Caribbean Cruises Ltd.	12,200	1,436,428
Starbucks Corp.	61,855	3,580,786
Total		11,120,222
Internet & Direct Marketing Retail 1.9%
Amazon.com, Inc.(b)	12,910	18,685,159
Expedia Group, Inc.	26,580	2,934,698
Total		21,619,857
Media 1.4%
Comcast Corp., Class A	469,379	16,038,680
Multiline Retail 0.1%
Dollar General Corp.	11,974	1,120,168

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 1.7%
AutoZone, Inc.(b)	6,139	3,982,308
Lowe’s Companies, Inc.	167,949	14,737,525
Total		18,719,833
Textiles, Apparel & Luxury Goods 1.5%
PVH Corp.	58,411	8,845,178
Tapestry, Inc.	156,155	8,215,314
Total		17,060,492
Total Consumer Discretionary		85,679,252
Consumer Staples 4.7%
Beverages 0.5%
PepsiCo, Inc.	49,394	5,391,355
Food & Staples Retailing 0.8%
CVS Health Corp.	22,851	1,421,560
SYSCO Corp.	125,630	7,532,775
Total		8,954,335
Food Products 1.5%
ConAgra Foods, Inc.	126,630	4,670,114
Mondelez International, Inc., Class A	288,335	12,032,220
Total		16,702,334
Tobacco 1.9%
Philip Morris International, Inc.	221,315	21,998,711
Total Consumer Staples		53,046,735
Energy 3.8%
Energy Equipment & Services 0.9%
Halliburton Co.	215,205	10,101,723
Oil, Gas & Consumable Fuels 2.9%
Canadian Natural Resources Ltd.	304,884	9,594,699
Chevron Corp.	127,396	14,528,240
EOG Resources, Inc.	78,218	8,234,009
Total		32,356,948
Total Energy		42,458,671
Financials 10.3%
Banks 4.0%
Citigroup, Inc.	255,034	17,214,795
JPMorgan Chase & Co.	252,095	27,722,887
Total		44,937,682
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 3.8%
Bank of New York Mellon Corp. (The)	192,068	9,897,264
BlackRock, Inc.	10,458	5,665,308
Goldman Sachs Group, Inc. (The)	33,530	8,444,866
Morgan Stanley	250,755	13,530,740
S&P Global, Inc.	25,860	4,940,811
Total		42,478,989
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc., Class B(b)	98,647	19,678,104
Insurance 0.8%
Aon PLC	60,994	8,559,288
Total Financials		115,654,063
Health Care 8.3%
Biotechnology 1.7%
Alexion Pharmaceuticals, Inc.(b)	42,805	4,771,045
Biogen, Inc.(b)	36,205	9,913,653
Celgene Corp.(b)	16,476	1,469,824
Vertex Pharmaceuticals, Inc.(b)	20,669	3,368,634
Total		19,523,156
Health Care Equipment & Supplies 1.6%
Abbott Laboratories	99,514	5,962,879
Medtronic PLC	157,166	12,607,856
Total		18,570,735
Health Care Providers & Services 1.0%
AmerisourceBergen Corp.	15,870	1,368,153
Anthem, Inc.	26,880	5,905,536
CIGNA Corp.	21,195	3,555,249
Total		10,828,938
Pharmaceuticals 4.0%
Allergan PLC	53,475	8,999,308
Bristol-Myers Squibb Co.	48,365	3,059,086
Johnson & Johnson	170,726	21,878,537
Pfizer, Inc.	295,767	10,496,771
Total		44,433,702
Total Health Care		93,356,531

4	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 4.9%
Aerospace & Defense 0.5%
General Dynamics Corp.	25,575	5,649,518
Air Freight & Logistics 1.7%
FedEx Corp.	79,293	19,039,042
Airlines 0.4%
Southwest Airlines Co.	70,976	4,065,505
Building Products 0.5%
Johnson Controls International PLC	170,041	5,992,245
Electrical Equipment 0.3%
Eaton Corp. PLC	39,969	3,193,923
Industrial Conglomerates 1.5%
Honeywell International, Inc.	114,926	16,607,956
Total Industrials		54,548,189
Information Technology 16.3%
Communications Equipment 1.6%
Cisco Systems, Inc.	318,275	13,650,815
Palo Alto Networks, Inc.(b)	23,695	4,301,116
Total		17,951,931
Internet Software & Services 4.5%
Alphabet, Inc., Class A(b)	9,854	10,219,978
Alphabet, Inc., Class C(b)	20,598	21,252,810
Facebook, Inc., Class A(b)	119,405	19,079,725
Total		50,552,513
IT Services 3.0%
Fidelity National Information Services, Inc.	83,475	8,038,642
First Data Corp., Class A(b)	136,720	2,187,520
FleetCor Technologies, Inc.(b)	19,800	4,009,500
MasterCard, Inc., Class A	88,366	15,478,189
Total System Services, Inc.	42,120	3,633,271
Total		33,347,122
Semiconductors & Semiconductor Equipment 2.0%
Applied Materials, Inc.	164,823	9,165,807
Broadcom Ltd.	57,409	13,528,431
Total		22,694,238
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 2.5%
Activision Blizzard, Inc.	25,605	1,727,313
Electronic Arts, Inc.(b)	14,683	1,780,167
Microsoft Corp.	265,848	24,263,947
Total		27,771,427
Technology Hardware, Storage & Peripherals 2.7%
Apple, Inc.	178,912	30,017,856
Total Information Technology		182,335,087
Materials 2.2%
Chemicals 1.1%
Mosaic Co. (The)	161,540	3,922,191
Sherwin-Williams Co. (The)	20,368	7,986,700
Total		11,908,891
Containers & Packaging 0.4%
Sealed Air Corp.	99,275	4,247,977
Metals & Mining 0.7%
Nucor Corp.	133,130	8,132,912
Total Materials		24,289,780
Real Estate 1.4%
Equity Real Estate Investment Trusts (REITS) 1.4%
American Tower Corp.	89,389	12,991,797
Equinix, Inc.	6,760	2,826,627
Total		15,818,424
Total Real Estate		15,818,424
Telecommunication Services 1.8%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	335,030	11,943,820
Verizon Communications, Inc.	179,565	8,586,798
Total		20,530,618
Total Telecommunication Services		20,530,618
Total Common Stocks (Cost $560,455,644)		687,717,350

Corporate Bonds & Notes 10.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
BAE Systems Holdings, Inc.(a)
10/07/2024	3.800%	840,000	851,987

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bombardier, Inc.(a)
12/01/2021	8.750%	17,000	18,698
01/15/2023	6.125%	13,000	12,965
12/01/2024	7.500%	21,000	21,729
03/15/2025	7.500%	5,000	5,135
L3 Technologies, Inc.
12/15/2026	3.850%	700,000	691,509
Lockheed Martin Corp.
05/15/2036	4.500%	1,125,000	1,193,914
Northrop Grumman Systems Corp.
02/15/2031	7.750%	635,000	862,005
TransDigm, Inc.
05/15/2025	6.500%	110,000	111,447
Total			3,769,389
Automotive 0.1%
Delphi Technologies PLC(a)
10/01/2025	5.000%	26,000	24,909
Ford Motor Co.
12/08/2026	4.346%	1,300,000	1,285,990
Total			1,310,899
Banking 2.1%
Bank of America Corp.(a),(c)
12/20/2028	3.419%	2,000,000	1,915,030
Bank of New York Mellon Corp. (The)
05/15/2024	3.400%	700,000	699,454
Barclays Bank PLC
05/15/2024	3.750%	1,000,000	1,002,995
BB&T Corp.(d)
3-month USD LIBOR + 0.530% 05/01/2019	2.303%	750,000	752,542
Capital One Financial Corp.
03/09/2027	3.750%	1,300,000	1,256,300
Citigroup, Inc.
Subordinated
03/09/2026	4.600%	1,700,000	1,742,886
Credit Suisse AG
09/09/2024	3.625%	750,000	746,975
Discover Financial Services
02/09/2027	4.100%	875,000	863,982
Fifth Third Bancorp
03/14/2028	3.950%	920,000	925,005
Goldman Sachs Group, Inc. (The)
07/08/2024	3.850%	1,750,000	1,757,952
HSBC Holdings PLC
05/25/2026	3.900%	1,200,000	1,196,768
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Huntington National Bank (The)
08/07/2022	2.500%	675,000	650,172
ING Bank NV(a),(d)
3-month USD LIBOR + 1.130% 03/22/2019	3.378%	900,000	907,750
JPMorgan Chase & Co.
08/15/2021	4.350%	2,000,000	2,069,452
Morgan Stanley
01/20/2027	3.625%	1,250,000	1,223,143
PNC Bank NA
Subordinated
01/30/2023	2.950%	950,000	926,661
Regions Financial Corp.
08/14/2022	2.750%	900,000	873,319
Synovus Financial Corp.
11/01/2022	3.125%	1,000,000	971,584
Toronto-Dominion Bank (The)
12/14/2020	2.500%	800,000	789,446
U.S. Bancorp
07/22/2026	2.375%	800,000	726,642
Wells Fargo & Co.
Subordinated
02/13/2023	3.450%	1,700,000	1,676,130
Total			23,674,188
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(a)
07/15/2025	6.875%	33,000	32,641
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	62,000	63,906
Beacon Escrow Corp.(a)
11/01/2025	4.875%	51,000	48,578
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	27,000	28,445
Core & Main LP(a)
08/15/2025	6.125%	13,000	12,739
HD Supply, Inc.(a)
04/15/2024	5.750%	22,000	23,207
Total			176,875
Cable and Satellite 0.3%
Altice U.S. Finance I Corp.(a)
05/15/2026	5.500%	68,000	66,393

6	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	61,000	60,118
02/15/2026	5.750%	33,000	32,829
05/01/2027	5.875%	22,000	21,959
Cequel Communications Holdings I LLC/Capital Corp.(a),(e)
04/01/2028	7.500%	25,000	25,630
CSC Holdings LLC(a)
10/15/2025	6.625%	52,000	53,708
10/15/2025	10.875%	37,000	43,502
02/01/2028	5.375%	36,000	34,020
DISH DBS Corp.
11/15/2024	5.875%	32,000	28,572
07/01/2026	7.750%	80,000	75,006
NBCUniversal Media LLC
04/01/2041	5.950%	650,000	794,755
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	9,000	8,685
02/15/2025	6.625%	19,000	17,579
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	40,000	39,692
07/15/2026	5.375%	33,000	32,590
08/01/2027	5.000%	18,000	16,934
Sky PLC(a)
09/16/2024	3.750%	825,000	837,389
Time Warner Cable LLC
05/01/2037	6.550%	650,000	729,532
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	66,000	67,256
Virgin Media Finance PLC(a)
01/15/2025	5.750%	89,000	85,462
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	27,000	25,204
Ziggo Secured Finance BV(a)
01/15/2027	5.500%	58,000	54,486
Total			3,151,301
Chemicals 0.3%
Angus Chemical Co.(a)
02/15/2023	8.750%	31,000	31,994
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	55,000	55,583
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	41,000	41,142
Celanese U.S. Holdings LLC
11/15/2022	4.625%	850,000	886,641
Chemours Co. (The)
05/15/2025	7.000%	21,000	22,703
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dow Chemical Co. (The)
11/01/2029	7.375%	275,000	358,702
Eastman Chemical Co.
03/15/2025	3.800%	600,000	606,557
INEOS Group Holdings SA(a)
08/01/2024	5.625%	33,000	33,358
Koppers, Inc.(a)
02/15/2025	6.000%	14,000	14,307
LYB International Finance BV
03/15/2044	4.875%	625,000	653,612
Olin Corp.
02/01/2030	5.000%	27,000	25,848
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	2,000	2,036
12/01/2025	5.875%	40,000	39,074
PQ Corp.(a)
11/15/2022	6.750%	48,000	50,510
12/15/2025	5.750%	23,000	22,827
WR Grace & Co.(a)
10/01/2021	5.125%	29,000	29,652
Total			2,874,546
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
06/01/2022	2.850%	775,000	767,649
H&E Equipment Services, Inc.
09/01/2025	5.625%	11,000	11,110
John Deere Capital Corp.
09/08/2022	2.150%	750,000	718,760
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	46,000	46,035
United Rentals North America, Inc.
09/15/2026	5.875%	43,000	44,833
05/15/2027	5.500%	33,000	33,395
01/15/2028	4.875%	22,000	21,190
Total			1,642,972
Consumer Cyclical Services 0.1%
Amazon.com, Inc.(a)
08/22/2024	2.800%	1,000,000	969,397
APX Group, Inc.
12/01/2020	8.750%	20,000	20,102
12/01/2022	7.875%	31,000	32,256
09/01/2023	7.625%	16,000	16,579
Interval Acquisition Corp.
04/15/2023	5.625%	52,000	53,512
Total			1,091,846

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.1%
Mattel, Inc.(a)
12/31/2025	6.750%	18,000	17,591
Prestige Brands, Inc.(a)
03/01/2024	6.375%	35,000	35,892
Procter & Gamble Co. (The)
08/11/2027	2.850%	550,000	527,197
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	51,000	53,469
Spectrum Brands, Inc.
07/15/2025	5.750%	31,000	31,690
Springs Industries, Inc.
06/01/2021	6.250%	27,000	27,412
Total			693,251
Diversified Manufacturing 0.0%
Gates Global LLC/Co.(a)
07/15/2022	6.000%	28,000	28,456
TriMas Corp.(a)
10/15/2025	4.875%	23,000	22,213
WESCO Distribution, Inc.
06/15/2024	5.375%	15,000	15,036
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	20,000	22,108
Total			87,813
Electric 1.1%
AES Corp.
03/15/2023	4.500%	14,000	14,260
09/01/2027	5.125%	32,000	32,606
Arizona Public Service Co.
04/01/2042	4.500%	325,000	352,190
Calpine Corp.
01/15/2025	5.750%	19,000	17,382
Calpine Corp.(a)
06/01/2026	5.250%	9,000	8,684
CMS Energy Corp.
03/01/2024	3.875%	950,000	964,283
Consolidated Edison Co. of New York, Inc.
12/01/2045	4.500%	550,000	591,133
Dominion Energy, Inc.
10/01/2025	3.900%	800,000	799,970
DTE Energy Co.
04/15/2033	6.375%	610,000	758,895
Dynegy, Inc.
11/01/2024	7.625%	23,000	24,862
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dynegy, Inc.(a)
01/30/2026	8.125%	21,000	23,167
Emera U.S. Finance LP
06/15/2026	3.550%	750,000	719,603
Indiana Michigan Power Co.
03/15/2037	6.050%	750,000	930,443
Nevada Power Co.
08/01/2018	6.500%	650,000	657,959
NextEra Energy Capital Holdings, Inc.
06/15/2023	3.625%	725,000	729,346
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	29,000	27,430
NRG Energy, Inc.
05/15/2026	7.250%	8,000	8,475
01/15/2027	6.625%	33,000	33,754
NRG Energy, Inc.(a)
01/15/2028	5.750%	12,000	11,774
NRG Yield Operating LLC
08/15/2024	5.375%	71,000	71,229
Pacific Gas & Electric Co.
03/01/2037	5.800%	475,000	552,280
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	54,000	55,493
PPL Capital Funding, Inc.
06/01/2023	3.400%	1,000,000	991,587
Progress Energy, Inc.
03/01/2031	7.750%	500,000	679,145
Public Service Co. of Colorado
05/15/2025	2.900%	650,000	628,150
Southern California Edison Co.
09/01/2040	4.500%	350,000	372,873
Southern Co. (The)
07/01/2046	4.400%	1,100,000	1,100,488
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	47,000	44,710
WEC Energy Group, Inc.
06/15/2025	3.550%	950,000	943,262
Total			12,145,433
Finance Companies 0.1%
Aircastle Ltd.
02/15/2022	5.500%	15,000	15,623
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	26,000	25,660
CIT Group, Inc.
03/07/2025	5.250%	7,000	7,157

8	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	1,275,000	1,242,011
iStar, Inc.
04/01/2022	6.000%	27,000	27,076
Navient Corp.
06/15/2022	6.500%	12,000	12,405
01/25/2023	5.500%	53,000	52,095
10/25/2024	5.875%	7,000	6,857
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	30,000	30,116
Quicken Loans, Inc.(a)
05/01/2025	5.750%	50,000	50,245
Springleaf Finance Corp.
03/15/2023	5.625%	18,000	17,675
03/15/2025	6.875%	20,000	20,064
Total			1,506,984
Food and Beverage 0.5%
Anheuser-Busch InBev Worldwide, Inc.
01/15/2042	4.950%	1,350,000	1,464,857
B&G Foods, Inc.
04/01/2025	5.250%	36,000	33,522
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	49,000	50,488
Constellation Brands, Inc.
11/15/2024	4.750%	390,000	411,590
Diageo Capital PLC
07/15/2020	4.828%	575,000	599,127
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	42,000	39,191
Kraft Heinz Co. (The)(a)
02/15/2025	4.875%	1,000,000	1,042,109
Lamb Weston Holdings, Inc.(a)
11/01/2026	4.875%	36,000	35,743
Molson Coors Brewing Co.
05/01/2042	5.000%	700,000	742,521
PepsiCo, Inc.
10/15/2027	3.000%	1,225,000	1,174,394
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	21,000	21,739
Post Holdings, Inc.(a)
08/15/2026	5.000%	48,000	45,334
03/01/2027	5.750%	76,000	75,446
01/15/2028	5.625%	15,000	14,344
Total			5,750,405
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.0%
Boyd Gaming Corp.
05/15/2023	6.875%	17,000	17,930
04/01/2026	6.375%	16,000	16,693
Eldorado Resorts, Inc.
04/01/2025	6.000%	31,000	31,470
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	43,000	43,794
International Game Technology PLC(a)
02/15/2022	6.250%	21,000	21,996
02/15/2025	6.500%	48,000	51,715
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
01/15/2028	4.500%	49,000	45,990
MGM Resorts International
03/15/2023	6.000%	54,000	56,698
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	25,000	24,115
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	13,000	12,516
Scientific Games International, Inc.
12/01/2022	10.000%	52,000	56,090
Scientific Games International, Inc.(a)
10/15/2025	5.000%	40,000	39,109
Tunica-Biloxi Gaming Authority(a)
12/15/2020	3.780%	35,753	9,653
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	16,000	16,015
05/15/2027	5.250%	24,000	23,562
Total			467,346
Health Care 0.5%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	40,000	41,683
Amsurg Corp.
07/15/2022	5.625%	5,000	5,025
Becton Dickinson and Co.
03/01/2023	3.300%	900,000	878,143
Cardinal Health, Inc.
06/15/2024	3.079%	1,030,000	983,147
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	38,000	37,687
Charles River Laboratories International, Inc.(a),(e)
04/01/2026	5.500%	8,000	8,125
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	12,000	6,945
03/31/2023	6.250%	39,000	35,887

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Covidien International Finance SA
06/15/2022	3.200%	700,000	699,736
CVS Health Corp.
03/25/2048	5.050%	900,000	946,451
DaVita, Inc.
07/15/2024	5.125%	22,000	21,545
05/01/2025	5.000%	18,000	17,404
Envision Healthcare Corp.(a)
12/01/2024	6.250%	17,000	17,553
Express Scripts Holding Co.
02/25/2026	4.500%	850,000	867,734
HCA, Inc.
03/15/2024	5.000%	44,000	44,475
04/15/2025	5.250%	89,000	90,929
02/15/2026	5.875%	30,000	30,539
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	33,000	32,682
Hologic, Inc.(a)
02/01/2028	4.625%	28,000	26,883
McKesson Corp.
02/16/2028	3.950%	900,000	890,793
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	43,000	44,445
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	20,000	20,411
Quintiles IMS, Inc.(a)
05/15/2023	4.875%	24,000	24,496
10/15/2026	5.000%	13,000	12,986
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	22,000	22,168
Teleflex, Inc.
11/15/2027	4.625%	19,000	18,288
Tenet Healthcare Corp.
06/15/2023	6.750%	29,000	28,445
Tenet Healthcare Corp.(a)
07/15/2024	4.625%	49,000	47,068
Total			5,901,673
Healthcare Insurance 0.2%
Anthem, Inc.
03/01/2028	4.101%	750,000	750,936
Centene Corp.
02/15/2024	6.125%	43,000	44,734
01/15/2025	4.750%	27,000	26,295
Molina Healthcare, Inc.(a)
06/15/2025	4.875%	9,000	8,398
UnitedHealth Group, Inc.
01/15/2027	3.450%	1,000,000	989,677
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WellCare Health Plans, Inc.
04/01/2025	5.250%	51,000	51,262
Total			1,871,302
Home Construction 0.0%
Lennar Corp.(a)
12/15/2021	6.250%	36,000	37,934
11/15/2024	5.875%	27,000	27,987
Meritage Homes Corp.
06/01/2025	6.000%	19,000	19,478
Meritage Homes Corp.(a)
06/01/2025	6.000%	12,000	12,242
Taylor Morrison Communities, Inc./Holdings II(a)
03/01/2024	5.625%	46,000	45,945
Total			143,586
Independent Energy 0.4%
Anadarko Petroleum Corp.
09/15/2036	6.450%	575,000	688,955
Callon Petroleum Co.
10/01/2024	6.125%	32,000	32,705
Canadian Natural Resources Ltd.
04/15/2024	3.800%	1,100,000	1,096,828
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	36,000	36,109
Centennial Resource Production LLC(a)
01/15/2026	5.375%	12,000	11,768
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	38,000	37,602
Diamondback Energy, Inc.
05/31/2025	5.375%	105,000	106,535
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	5,000	4,978
01/30/2028	5.750%	23,000	22,859
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	21,000	21,978
02/01/2026	5.625%	15,000	14,224
Halcon Resources Corp.
02/15/2025	6.750%	24,000	23,580
Halcon Resources Corp.(a)
02/15/2025	6.750%	23,000	22,373
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	17,000	16,151
Laredo Petroleum, Inc.
03/15/2023	6.250%	42,000	42,119
Noble Energy, Inc.
03/01/2041	6.000%	700,000	809,857

10	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Parsley Energy LLC/Finance Corp.(a)
08/15/2025	5.250%	56,000	55,406
10/15/2027	5.625%	35,000	34,828
PDC Energy, Inc.
09/15/2024	6.125%	53,000	54,144
RSP Permian, Inc.
01/15/2025	5.250%	78,000	80,475
SM Energy Co.
09/15/2026	6.750%	68,000	67,343
Whiting Petroleum Corp.(a)
01/15/2026	6.625%	14,000	14,109
Woodside Finance Ltd.(a)
03/05/2025	3.650%	1,000,000	983,806
WPX Energy, Inc.
01/15/2022	6.000%	54,000	55,548
09/15/2024	5.250%	30,000	29,559
Total			4,363,839
Integrated Energy 0.2%
BP Capital Markets PLC
09/19/2027	3.279%	1,000,000	971,584
Cenovus Energy, Inc.
04/15/2027	4.250%	725,000	705,883
Suncor Energy, Inc.
12/01/2024	3.600%	750,000	748,173
Total			2,425,640
Leisure 0.0%
Boyne U.S.A., Inc.(a),(e)
05/01/2025	7.250%	16,000	16,372
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	23,000	22,422
03/15/2026	5.625%	8,000	8,100
Viking Cruises Ltd.(a)
09/15/2027	5.875%	10,000	9,475
Total			56,369
Life Insurance 0.5%
American International Group, Inc.
04/01/2028	4.200%	1,050,000	1,063,320
Brighthouse Financial, Inc.(a)
06/22/2027	3.700%	900,000	835,758
Five Corners Funding Trust(a)
11/15/2023	4.419%	850,000	888,703
High Street Funding Trust I(a)
02/15/2028	4.111%	800,000	807,143
MetLife Global Funding I(a)
12/18/2026	3.450%	550,000	540,640
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2047	3.850%	750,000	700,238
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	900,000	898,657
Total			5,734,459
Lodging 0.0%
Wyndham Hotels & Resorts, Inc.(a),(e)
04/15/2026	5.375%	12,000	12,000
Media and Entertainment 0.3%
21st Century Fox America, Inc.
03/15/2033	6.550%	400,000	503,346
Discovery Communications LLC
06/01/2040	6.350%	600,000	675,166
Match Group, Inc.
06/01/2024	6.375%	42,000	44,774
MDC Partners, Inc.(a)
05/01/2024	6.500%	11,000	10,778
Netflix, Inc.
11/15/2026	4.375%	49,000	46,314
Netflix, Inc.(a)
04/15/2028	4.875%	68,000	65,308
Nielsen Luxembourg SARL(a)
02/01/2025	5.000%	18,000	17,789
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	26,000	26,400
RELX Capital, Inc.
10/15/2022	3.125%	700,000	689,357
Thomson Reuters Corp.
05/23/2043	4.500%	700,000	677,168
Time Warner, Inc.
01/15/2026	3.875%	900,000	882,514
Total			3,638,914
Metals and Mining 0.0%
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	25,000	26,132
Constellium NV(a)
05/15/2024	5.750%	51,000	50,200
02/15/2026	5.875%	17,000	16,816
Freeport-McMoRan, Inc.
11/14/2024	4.550%	72,000	70,598
03/15/2043	5.450%	59,000	54,575
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	21,000	22,098

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HudBay Minerals, Inc.(a)
01/15/2025	7.625%	43,000	45,748
Novelis Corp.(a)
09/30/2026	5.875%	54,000	53,112
Teck Resources Ltd.(a)
06/01/2024	8.500%	30,000	33,338
Teck Resources Ltd.
07/15/2041	6.250%	71,000	75,417
Total			448,034
Midstream 0.5%
Delek Logistics Partners LP(a)
05/15/2025	6.750%	31,000	31,312
Energy Transfer Equity LP
06/01/2027	5.500%	103,000	102,981
Energy Transfer Partners LP
02/01/2042	6.500%	600,000	648,988
Enterprise Products Operating LLC
02/01/2041	5.950%	825,000	983,524
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	59,000	60,272
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	1,175,000	1,208,866
MPLX LP
03/01/2027	4.125%	890,000	883,473
NGPL PipeCo LLC(a)
08/15/2022	4.375%	10,000	9,945
08/15/2027	4.875%	13,000	12,870
12/15/2037	7.768%	8,000	9,727
NuStar Logistics LP
04/28/2027	5.625%	13,000	12,591
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	775,000	862,506
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	21,000	20,936
Southern Natural Gas Co. LLC(a)
03/15/2047	4.800%	370,000	392,236
Sunoco LP/Finance Corp.(a)
01/15/2023	4.875%	11,000	10,635
02/15/2026	5.500%	19,000	18,333
03/15/2028	5.875%	11,000	10,699
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	14,000	14,299
01/15/2028	5.500%	25,000	25,110
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	50,000	49,762
Targa Resources Partners LP/Finance Corp.(a)
01/15/2028	5.000%	66,000	62,948
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	20,000	20,048
Williams Companies, Inc. (The)
06/24/2024	4.550%	45,000	45,267
Total			5,497,328
Natural Gas 0.2%
NiSource, Inc.
02/15/2044	4.800%	600,000	630,157
Sempra Energy
11/15/2025	3.750%	1,000,000	996,430
Total			1,626,587
Office REIT 0.1%
Boston Properties LP
02/01/2026	3.650%	700,000	685,795
Oil Field Services 0.0%
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	6,000	6,027
Nabors Industries, Inc.(a)
02/01/2025	5.750%	46,000	43,290
Rowan Companies, Inc.
01/15/2024	4.750%	18,000	15,003
SESI LLC(a)
09/15/2024	7.750%	14,000	14,490
Transocean, Inc.(a)
01/15/2026	7.500%	9,000	8,860
U.S.A. Compression Partners LP/Finance Corp.(a)
04/01/2026	6.875%	13,000	13,204
Weatherford International Ltd.
06/15/2021	7.750%	12,000	11,318
06/15/2023	8.250%	11,000	9,586
Total			121,778
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.
02/01/2022	6.250%	23,000	23,435
Other Industry 0.0%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	29,000	28,867
Other REIT 0.1%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	19,000	19,038
03/15/2027	5.375%	48,000	47,957

12	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Realty LP
04/15/2023	3.625%	675,000	677,130
Total			744,125
Packaging 0.0%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2024	7.250%	62,000	65,890
02/15/2025	6.000%	43,000	43,129
Berry Global, Inc.
10/15/2022	6.000%	24,000	24,897
07/15/2023	5.125%	36,000	36,389
Multi-Color Corp.(a)
11/01/2025	4.875%	29,000	27,231
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	28,104	28,456
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	55,000	57,455
Total			283,447
Pharmaceuticals 0.4%
AbbVie, Inc.
05/14/2021	2.300%	625,000	608,786
Allergan Funding SCS
03/15/2035	4.550%	700,000	687,367
Amgen, Inc.
03/15/2040	5.750%	390,000	465,543
Baxalta, Inc.
06/23/2025	4.000%	900,000	897,314
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	19,000	18,515
Gilead Sciences, Inc.
09/01/2020	2.550%	1,000,000	991,862
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	51,000	51,456
Roche Holdings, Inc.(a)
09/30/2024	3.350%	510,000	511,886
Valeant Pharmaceuticals International, Inc.(a)
05/15/2023	5.875%	15,000	13,248
03/15/2024	7.000%	34,000	35,441
04/15/2025	6.125%	102,000	87,651
11/01/2025	5.500%	16,000	15,569
04/01/2026	9.250%	13,000	12,950
Total			4,397,588
Property & Casualty 0.4%
Berkshire Hathaway, Inc.
03/15/2026	3.125%	750,000	731,269
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chubb Corp. (The)(d)
Junior Subordinated
3-month USD LIBOR + 2.250% 04/15/2037	3.972%	875,000	873,874
CNA Financial Corp.
03/01/2026	4.500%	675,000	699,359
Hartford Financial Services Group, Inc. (The)
04/15/2022	5.125%	750,000	799,841
HUB International Ltd.(a)
10/01/2021	7.875%	35,000	36,225
Loews Corp.
04/01/2026	3.750%	875,000	882,923
Transatlantic Holdings, Inc.
11/30/2039	8.000%	450,000	618,065
Total			4,641,556
Railroads 0.1%
CSX Corp.
03/15/2044	4.100%	800,000	778,210
Union Pacific Corp.
09/15/2037	3.600%	605,000	583,325
Total			1,361,535
Refining 0.0%
Marathon Petroleum Corp.
03/01/2041	6.500%	395,000	483,321
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2025	5.000%	23,000	21,901
BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%	44,000	44,153
IRB Holding Corp.(a)
02/15/2026	6.750%	12,000	11,773
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	36,000	35,859
Total			113,686
Retail REIT 0.1%
Kimco Realty Corp.
10/01/2026	2.800%	775,000	694,098
Simon Property Group LP
02/01/2040	6.750%	495,000	659,707
Total			1,353,805
Retailers 0.1%
Asbury Automotive Group, Inc.
12/15/2024	6.000%	13,000	13,224

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hanesbrands, Inc.(a)
05/15/2024	4.625%	22,000	21,578
L Brands, Inc.
02/01/2028	5.250%	10,000	9,388
11/01/2035	6.875%	33,000	31,952
Lowe’s Companies, Inc.
04/15/2026	2.500%	550,000	509,744
Penske Automotive Group, Inc.
12/01/2024	5.375%	27,000	27,131
Target Corp.
04/15/2026	2.500%	750,000	695,906
Total			1,308,923
Supermarkets 0.1%
Kroger Co. (The)
01/15/2048	4.650%	985,000	957,242
Technology 0.5%
Apple, Inc.
02/09/2024	3.000%	1,300,000	1,283,815
Ascend Learning LLC(a)
08/01/2025	6.875%	13,000	13,358
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	1,140,000	1,121,652
Camelot Finance SA(a)
10/15/2024	7.875%	26,000	27,126
CDK Global, Inc.(a)
06/01/2027	4.875%	15,000	14,437
Equinix, Inc.
01/15/2026	5.875%	42,000	43,848
05/15/2027	5.375%	45,000	45,674
First Data Corp.(a)
08/15/2023	5.375%	37,000	37,634
12/01/2023	7.000%	66,000	69,290
Gartner, Inc.(a)
04/01/2025	5.125%	55,000	54,951
Informatica LLC(a)
07/15/2023	7.125%	28,000	27,950
Microsoft Corp.
02/06/2024	2.875%	1,000,000	982,505
Oracle Corp.
04/15/2038	6.500%	750,000	999,616
PTC, Inc.
05/15/2024	6.000%	49,000	51,327
QUALCOMM, Inc.
05/20/2047	4.300%	425,000	411,641
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	33,000	31,027
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	21,000	22,057
Symantec Corp.(a)
04/15/2025	5.000%	54,000	54,471
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	33,000	32,946
Total			5,325,325
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	42,000	40,155
ERAC U.S.A. Finance LLC(a)
10/15/2037	7.000%	500,000	653,362
Hertz Corp. (The)(a)
06/01/2022	7.625%	29,000	29,471
Total			722,988
Wireless 0.1%
Altice France SA(a)
05/01/2026	7.375%	103,000	98,048
Rogers Communications, Inc.
11/15/2026	2.900%	750,000	705,561
SBA Communications Corp.
09/01/2024	4.875%	68,000	66,561
Sprint Communications, Inc.(a)
03/01/2020	7.000%	30,000	31,500
Sprint Corp.
06/15/2024	7.125%	10,000	9,748
02/15/2025	7.625%	106,000	104,138
03/01/2026	7.625%	19,000	18,572
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	82,000	87,099
02/01/2026	4.500%	15,000	14,369
02/01/2028	4.750%	18,000	17,304
Wind Tre SpA(a)
01/20/2026	5.000%	33,000	28,054
Total			1,180,954
Wirelines 0.6%
AT&T, Inc.
08/15/2040	6.000%	1,650,000	1,863,400
CenturyLink, Inc.
04/01/2024	7.500%	31,000	31,228
04/01/2025	5.625%	23,000	20,766
Deutsche Telekom International Finance BV(a)
09/19/2023	2.485%	1,000,000	945,208

14	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Frontier Communications Corp.
04/15/2024	7.625%	22,000	13,743
01/15/2025	6.875%	26,000	15,396
Frontier Communications Corp.(a)
04/01/2026	8.500%	14,000	13,531
Level 3 Financing, Inc.
02/01/2023	5.625%	19,000	19,043
01/15/2024	5.375%	10,000	9,740
03/15/2026	5.250%	16,000	15,095
Orange SA
07/08/2019	5.375%	875,000	902,385
Telecom Italia Capital SA
09/30/2034	6.000%	40,000	41,750
Telecom Italia SpA(a)
05/30/2024	5.303%	27,000	27,643
Telefonica Emisiones SAU
06/20/2036	7.045%	550,000	694,408
Verizon Communications, Inc.
08/10/2033	4.500%	1,625,000	1,644,693
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	54,000	52,784
Total			6,310,813
Total Corporate Bonds & Notes (Cost $120,891,440)			120,140,803

Exchange-Traded Funds 1.0%
	Shares	Value ($)
iShares Core MSCI EAFE ETF	168,620	11,108,686
Total Exchange-Traded Funds (Cost $11,306,141)		11,108,686

Foreign Government Obligations(f) 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.3%
Province of Ontario
05/21/2020	1.875%	1,825,000	1,796,088
Province of Quebec
07/29/2020	3.500%	1,700,000	1,733,189
Total			3,529,277
Mexico 0.1%
Petroleos Mexicanos
03/13/2027	6.500%	1,300,000	1,388,503
Total Foreign Government Obligations (Cost $4,898,540)			4,917,780

Inflation-Indexed Bonds 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 1.0%
U.S. Treasury Inflation-Indexed Bond
04/15/2021	0.125%	10,846,647	10,755,845
Total Inflation-Indexed Bonds (Cost $10,792,658)			10,755,845

Residential Mortgage-Backed Securities - Agency 7.8%

Federal Home Loan Mortgage Corp.
05/01/2018- 02/01/2038	5.500%	470,794	516,410
08/01/2018- 05/01/2041	5.000%	1,000,731	1,076,383
01/01/2030- 05/01/2046	3.500%	26,716,071	26,879,135
01/01/2032- 07/01/2043	3.000%	2,975,213	2,932,878
04/01/2032- 06/01/2037	6.000%	310,647	346,862
04/01/2032	7.000%	50,403	56,515
05/01/2032- 07/01/2032	6.500%	496,754	559,435
05/01/2039- 08/01/2041	4.500%	2,674,573	2,828,737
01/01/2045- 12/01/2045	4.000%	7,713,534	7,949,517
Federal National Mortgage Association
05/01/2024- 12/01/2028	6.000%	83,511	93,036
03/01/2026- 12/01/2032	7.000%	625,211	658,160
04/01/2026- 07/01/2046	3.500%	23,933,291	24,170,626
11/01/2026- 05/01/2047	4.000%	3,798,363	3,915,669
08/01/2028- 09/01/2032	6.500%	159,135	178,944
04/01/2031- 10/01/2046	3.000%	7,884,297	7,861,722
02/01/2038- 03/01/2038	5.500%	338,950	369,530
Federal National Mortgage Association(g)
10/01/2040	4.500%	499,470	527,148
Government National Mortgage Association(e)
04/19/2048	4.000%	6,675,000	6,861,040
Total Residential Mortgage-Backed Securities - Agency (Cost $88,958,353)			87,781,747

Residential Mortgage-Backed Securities - Non-Agency 1.2%

Angel Oak Mortgage Trust LLC(a),(h)
CMO Series 2017-1 Class A1
01/25/2047	2.810%	396,991	390,741

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund IVA Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	621,073	631,712
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
05/25/2046	3.000%	118,579	120,055
COLT Mortgage Loan Trust(a),(h)
CMO Series 2016-2 Class A1
09/25/2046	2.750%	325,146	324,137
CMO Series 2017-1 Class A1
05/27/2047	2.614%	677,680	659,666
Deephaven Residential Mortgage Trust(a),(h)
CMO Series 2017-1A Class A1
12/26/2046	2.725%	670,066	670,095
MFA Trust(a),(h)
CMO Series 2017-RPL1 Class A1
02/25/2057	2.588%	1,034,706	1,023,504
Mill City Mortgage Trust(a)
CMO Series 2015-2 Class A1
09/25/2057	3.000%	454,409	453,470
CMO Series 2016-1 Class A1
04/25/2057	2.500%	670,101	660,266
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	502,465	507,456
New Residential Mortgage Loan Trust(a),(h)
CMO Series 2017-3A Class A1
04/25/2057	4.000%	722,364	734,238
Towd Point Mortgage Trust(a)
CMO Series 15-5 Class A1
05/25/2055	3.500%	827,168	832,580
CMO Series 2015-4 Class A1
04/25/2055	3.500%	570,202	573,486
CMO Series 2015-6 Class A1
04/25/2055	3.500%	905,880	910,821
CMO Series 2016-1 Class A1
02/25/2055	3.500%	807,893	813,038
CMO Series 2016-2 Class A1
08/25/2055	3.000%	1,030,279	1,024,683
CMO Series 2016-3 Class A1
04/25/2056	2.250%	532,971	524,432
CMO Series 2017-1 Class A1
10/25/2056	2.750%	635,872	629,739
CMO Series 2017-4 Class A1
06/25/2057	2.750%	1,046,947	1,033,770
Towd Point Mortgage Trust(a),(h)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	712,307	708,414
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(h)
CMO Series 2017-1A Class A1
01/25/2047	2.853%	480,128	480,809
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $13,885,319)			13,707,112

Senior Loans 0.0%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Serta Simmons Bedding LLC(d),(i)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	9.711%	26,321	20,873
Technology 0.0%
Ascend Learning LLC(d),(i)
Term Loan
3-month USD LIBOR + 3.250% 07/12/2024	4.877%	4,975	4,987
DigiCert, Inc.(d),(i)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 10/31/2024	6.522%	24,000	24,255
Genesys Telecommunications Laboratories, Inc.(d),(i)
Tranche B3 Term Loan
3-month USD LIBOR + 3.500% 12/01/2023	5.802%	14,850	14,934
Hyland Software, Inc.(d),(i)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/01/2022	5.127%	8,233	8,298
Information Resources, Inc.(d),(i)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 01/20/2025	10.194%	20,000	20,025
Misys Ltd.(d),(i)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 06/13/2024	5.484%	19,391	19,364
Total			91,863
Total Senior Loans (Cost $117,863)			112,736

16	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2018 (Unaudited)
U.S. Government & Agency Obligations 1.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks(d)
1-month USD LIBOR + 0.050% 02/21/2020	1.891%	1,175,000	1,176,012
1-month USD LIBOR + 0.000% 09/25/2020	1.872%	13,050,000	13,042,261
Total U.S. Government & Agency Obligations (Cost $14,225,342)			14,218,273

U.S. Treasury Obligations 2.2%

U.S. Treasury
08/15/2040	3.875%	17,725,000	20,536,228
02/15/2045	2.500%	4,900,000	4,474,697
Total U.S. Treasury Obligations (Cost $24,438,162)			25,010,925
Money Market Funds 6.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(j),(k)	68,933,930	68,927,036
Total Money Market Funds (Cost $68,931,308)		68,927,036
Total Investments in Securities (Cost: $1,003,655,306)		1,127,863,375
Other Assets & Liabilities, Net		(6,581,532)
Net Assets		1,121,281,843

At March 31, 2018, securities and/or cash totaling $138,087 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	110	06/2018	USD	13,390,922	105,480	—
U.S. Treasury 5-Year Note	25	06/2018	USD	2,866,423	8,935	—
Total					114,415	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2018, the value of these securities amounted to $69,886,324, which represents 6.23% of net assets.
(b)	Non-income producing investment.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(d)	Variable rate security.
(e)	Represents a security purchased on a when-issued basis.
(f)	Principal and interest may not be guaranteed by the government.
(g)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(h)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(i)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2018. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement therefore no weighted average coupon rate is disclosed. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(j)	The rate shown is the seven-day current annualized yield at March 31, 2018.
Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	70,426,566	79,038,805	(80,531,441)	68,933,930	(864)	(5,201)	250,101	68,927,036
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
18	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	40,030,566	—	—	40,030,566
Commercial Mortgage-Backed Securities - Agency	—	20,887,054	—	—	20,887,054
Commercial Mortgage-Backed Securities - Non-Agency	—	22,547,462	—	—	22,547,462
Common Stocks
Consumer Discretionary	85,679,252	—	—	—	85,679,252
Consumer Staples	53,046,735	—	—	—	53,046,735
Energy	42,458,671	—	—	—	42,458,671
Financials	115,654,063	—	—	—	115,654,063
Health Care	93,356,531	—	—	—	93,356,531
Industrials	54,548,189	—	—	—	54,548,189
Information Technology	182,335,087	—	—	—	182,335,087
Materials	24,289,780	—	—	—	24,289,780
Real Estate	15,818,424	—	—	—	15,818,424
Telecommunication Services	20,530,618	—	—	—	20,530,618
Total Common Stocks	687,717,350	—	—	—	687,717,350
Corporate Bonds & Notes	—	120,140,803	—	—	120,140,803
Exchange-Traded Funds	11,108,686	—	—	—	11,108,686
Foreign Government Obligations	—	4,917,780	—	—	4,917,780
Inflation-Indexed Bonds	—	10,755,845	—	—	10,755,845
Residential Mortgage-Backed Securities - Agency	—	87,781,747	—	—	87,781,747
Residential Mortgage-Backed Securities - Non-Agency	—	13,707,112	—	—	13,707,112
Senior Loans	—	112,736	—	—	112,736
U.S. Government & Agency Obligations	—	14,218,273	—	—	14,218,273
U.S. Treasury Obligations	25,010,925	—	—	—	25,010,925
Money Market Funds	—	—	—	68,927,036	68,927,036
Total Investments in Securities	723,836,961	335,099,378	—	68,927,036	1,127,863,375
Investments in Derivatives
Asset
Futures Contracts	114,415	—	—	—	114,415
Total	723,951,376	335,099,378	—	68,927,036	1,127,977,790
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018	19

Portfolio of Investments
Variable Portfolio – Conservative Portfolio, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.8%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	2,024,797	12,189,275
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	1,439,410	13,703,183
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares(a)	1,015,685	7,597,320
Total Alternative Strategies Funds (Cost $36,861,675)		33,489,778

Equity Funds 23.5%

Global Real Estate 0.5%
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares(a)	732,643	5,839,165
International 9.2%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	494,799	10,529,320
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares(a)	772,120	12,014,185
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	185,358	1,089,902
Variable Portfolio – DFA International Value Fund, Class 1 Shares(a)	1,060,576	11,878,455
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(a)	3,045,664	35,786,554
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(a)	1,011,269	12,377,938
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(a)	2,278,936	26,640,761
Total		110,317,115
U.S. Large Cap 10.4%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	884,902	19,051,938
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	390,994	19,010,134
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	39,517	978,047
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	52,094	897,060
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	300,000	2,916,000
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	92,233	2,210,838
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	329,029	9,686,623
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	208,979	5,604,807
Variable Portfolio – MFS Value Fund, Class 1 Shares(a),(b)	1,245,136	30,119,832
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	734,929	14,764,728
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	381,472	10,845,237
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	428,418	9,502,316
Total		125,587,560
U.S. Mid Cap 1.2%
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	410,790	10,680,551
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	146,720	3,553,557
Total		14,234,108
U.S. Small Cap 2.2%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	481,696	11,059,737
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	396,797	9,090,620
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	217,755	6,003,494
Total		26,153,851
Total Equity Funds (Cost $229,612,255)		282,131,799

Fixed-Income Funds 68.3%

Emerging Markets 0.4%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	478,816	4,754,643
Floating Rate 0.3%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares(a)	553,982	4,298,901
High Yield 0.4%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	629,490	4,664,518
Investment Grade 66.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	23,600,916	241,909,387
Variable Portfolio – Conservative Portfolio | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, March 31, 2018 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,911,347	27,250,211
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	2,106,494	21,528,366
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,856,613	39,568,850
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(a)	18,288,142	201,169,562
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	10,337,812	111,544,992
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(a)	10,123,330	106,092,504
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	5,271,979	52,877,947
Total		801,941,819
Multisector 0.4%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	1,113,416	4,642,946
Total Fixed-Income Funds (Cost $831,075,473)		820,302,827

Money Market Funds 5.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(a),(c)	46,700,967	46,696,297
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.894%(a),(c)	14,805,808	14,805,808
Total Money Market Funds (Cost $61,505,937)		61,502,105
Total Investments in Securities (Cost: $1,159,055,340)		1,197,426,509
Other Assets & Liabilities, Net		3,092,499
Net Assets		1,200,519,008

At March 31, 2018, securities and/or cash totaling $3,228,619 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	69	06/2018	USD	9,118,350	—	(503,354)
U.S. Ultra Bond	246	06/2018	USD	40,120,315	1,306,089	—
Total					1,306,089	(503,354)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	(287)	06/2018	EUR	(9,416,470)	164,873	—
FTSE 100 Index	(214)	06/2018	GBP	(14,966,090)	384,198	—
Russell 2000 E-mini	(176)	06/2018	USD	(13,474,560)	616,004	—
TOPIX Index	(36)	06/2018	JPY	(614,340,000)	—	(59,328)
Total					1,165,075	(59,328)
2	Variable Portfolio – Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, March 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	43,546,827	15,097,821	(11,943,681)	46,700,967	—	(432)	(4,244)	167,405	46,696,297
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	3,028,963	—	(1,004,166)	2,024,797	—	(696,360)	585,407	—	12,189,275
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	1,012,382	6,563	(134,043)	884,902	—	1,205,748	(1,621,234)	—	19,051,938
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	448,810	2,955	(60,771)	390,994	—	757,594	(701,718)	—	19,010,134
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	1,439,410	—	—	1,439,410	—	—	(158,335)	—	13,703,183
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	39,517	—	—	39,517	—	—	(21,735)	—	978,047
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	471,865	6,951	—	478,816	—	—	(103,532)	68,751	4,754,643
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	482,591	12,208	—	494,799	—	—	136,036	27,123	10,529,320
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.894%
	8,759,994	6,045,814	—	14,805,808	—	—	—	21,128	14,805,808
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	629,490	—	—	629,490	—	—	(94,424)	—	4,664,518
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	24,729,582	56,633	(1,185,299)	23,600,916	—	(54,871)	(2,648,055)	—	241,909,387
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	45,334	6,760	—	52,094	—	—	21,379	—	897,060
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	3,235,107	—	(323,760)	2,911,347	—	(416,359)	168,554	—	27,250,211
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	2,196,374	28,514	(118,394)	2,106,494	—	66,949	(959,182)	—	21,528,366
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares
	762,999	9,121	—	772,120	—	—	(113,356)	140,827	12,014,185
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	—	300,000	—	300,000	—	—	(84,000)	—	2,916,000
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	87,515	4,718	—	92,233	—	—	(81,529)	—	2,210,838
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	1,113,416	—	—	1,113,416	—	—	(11,134)	—	4,642,946
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	481,696	—	—	481,696	—	—	(28,902)	—	11,059,737
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	4,392,094	56,584	(592,065)	3,856,613	—	(122,055)	(263,895)	—	39,568,850
Variable Portfolio – Conservative Portfolio | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, March 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares
	19,061,971	52,720	(826,549)	18,288,142	—	(48,599)	(2,778,056)	—	201,169,562
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares
	1,015,685	—	—	1,015,685	—	—	(264,078)	—	7,597,320
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares
	732,643	—	—	732,643	—	—	(490,870)	—	5,839,165
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	181,908	3,450	—	185,358	—	—	3,845	20,075	1,089,902
Variable Portfolio – DFA International Value Fund, Class 1 Shares
	1,029,733	30,843	—	1,060,576	—	—	(294,546)	119,905	11,878,455
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares
	553,982	—	—	553,982	—	—	33,239	—	4,298,901
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares
	3,129,136	41,164	(124,636)	3,045,664	—	336,650	(971,349)	254,425	35,786,554
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares
	325,155	3,874	—	329,029	—	—	76,208	—	9,686,623
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	204,681	4,298	—	208,979	—	—	54,631	—	5,604,807
Variable Portfolio – MFS Value Fund, Class 1 Shares
	1,300,591	4,656	(60,111)	1,245,136	—	643,671	(1,581,781)	—	30,119,832
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	729,272	5,657	—	734,929	—	—	(286,649)	—	14,764,728
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares
	377,357	4,115	—	381,472	—	—	472,795	—	10,845,237
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares
	988,225	23,044	—	1,011,269	—	—	(51,134)	52,021	12,377,938
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	10,959,437	53,846	(675,471)	10,337,812	—	(76,801)	(1,554,515)	—	111,544,992
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	396,797	—	—	396,797	—	—	380,925	—	9,090,620
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	217,755	—	—	217,755	—	—	(95,812)	—	6,003,494
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares
	2,247,442	31,494	—	2,278,936	—	—	(520,615)	140,092	26,640,761
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	475,902	5,097	(52,581)	428,418	—	543,733	(796,060)	—	9,502,316
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares
	11,169,808	55,493	(1,101,971)	10,123,330	—	184,960	(1,737,935)	—	106,092,504
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares
	406,342	4,448	—	410,790	—	—	(109,939)	—	10,680,551
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares
	5,575,267	—	(303,288)	5,271,979	—	(91,577)	(76,271)	—	52,877,947
4	Variable Portfolio – Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, March 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares
	141,860	4,860	—	146,720	—	—	113,896	—	3,553,557
Total					—	2,232,251	(16,457,970)	1,011,752	1,197,426,509

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2018.
Currency Legend
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
Variable Portfolio – Conservative Portfolio | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	33,489,778	33,489,778
Equity Funds	—	—	—	282,131,799	282,131,799
Fixed-Income Funds	—	—	—	820,302,827	820,302,827
Money Market Funds	—	—	—	61,502,105	61,502,105
Total Investments in Securities	—	—	—	1,197,426,509	1,197,426,509
Investments in Derivatives
Asset
Futures Contracts	2,471,164	—	—	—	2,471,164
Liability
Futures Contracts	(562,682)	—	—	—	(562,682)
Total	1,908,482	—	—	1,197,426,509	1,199,334,991
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
6	Variable Portfolio – Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.7%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	6,355,821	38,262,039
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	3,442,061	32,768,419
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares(a)	2,996,972	22,417,352
Total Alternative Strategies Funds (Cost $101,343,165)		93,447,810

Equity Funds 38.5%

Global Real Estate 0.8%
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares(a)	3,242,384	25,841,803
International 12.1%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	1,153,865	24,554,255
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares(a)	2,910,672	45,290,048
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	982,949	5,779,742
Variable Portfolio – DFA International Value Fund, Class 1 Shares(a)	4,087,271	45,777,436
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(a)	10,927,412	128,397,085
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(a)	4,209,778	51,527,676
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(a)	9,157,955	107,056,499
Total		408,382,741
U.S. Large Cap 21.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	2,573,775	55,413,377
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	2,124,546	103,295,453
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	1,434,627	35,507,010
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	1,926,009	33,165,871
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	1,000,000	9,720,000
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	6,031	144,569
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	1,606,582	47,297,769
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	1,499,090	40,205,591
Variable Portfolio – MFS Value Fund, Class 1 Shares(a),(b)	5,834,219	141,129,771
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	4,342,470	87,240,216
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	2,080,877	59,159,340
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	4,920,739	109,141,984
Total		721,420,951
U.S. Mid Cap 1.1%
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	650,707	16,918,373
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	865,016	20,950,694
Total		37,869,067
U.S. Small Cap 3.2%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	2,303,378	52,885,562
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,168,346	26,766,805
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	1,014,356	27,965,795
Total		107,618,162
Total Equity Funds (Cost $929,186,171)		1,301,132,724

Fixed-Income Funds 54.8%

Emerging Markets 0.3%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,150,096	11,420,455
Floating Rate 0.4%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares(a)	1,570,853	12,189,820
High Yield 0.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	1,377,362	10,206,251
Investment Grade 53.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	40,694,481	417,118,427
Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2018 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	8,699,674	81,428,948
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	8,002,667	81,787,259
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	6,873,264	70,519,693
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(a)	31,331,378	344,645,159
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	38,106,664	411,170,904
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(a)	21,780,637	228,261,078
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	17,201,766	172,533,709
Total		1,807,465,177
Multisector 0.3%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	2,470,750	10,303,028
Total Fixed-Income Funds (Cost $1,874,524,702)		1,851,584,731

Money Market Funds 3.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(a),(c)	116,522,128	116,510,476
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.894%(a),(c)	10,942,032	10,942,032
Total Money Market Funds (Cost $127,460,987)		127,452,508
Total Investments in Securities (Cost: $3,032,515,025)		3,373,617,773
Other Assets & Liabilities, Net		7,412,050
Net Assets		3,381,029,823

At March 31, 2018, securities and/or cash totaling $8,223,760 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Bond	628	06/2018	USD	102,420,966	3,334,244	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	(220)	06/2018	EUR	(7,218,200)	171,014	—
FTSE 100 Index	(364)	06/2018	GBP	(25,456,340)	653,496	—
Russell 2000 E-mini	(604)	06/2018	USD	(46,242,240)	2,114,012	—
S&P 500 E-mini	(304)	06/2018	USD	(40,173,600)	2,216,166	—
Total					5,154,688	—
8	Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	107,735,436	43,952,668	(35,165,976)	116,522,128	—	(1,209)	(10,159)	411,675	116,510,476
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	7,766,987	—	(1,411,166)	6,355,821	—	(149,904)	(111,328)	—	38,262,039
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	2,971,751	64	(398,040)	2,573,775	—	3,894,769	(5,111,555)	—	55,413,377
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	2,357,866	49	(233,369)	2,124,546	—	2,905,764	(2,702,955)	—	103,295,453
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	3,442,061	—	—	3,442,061	—	—	(378,626)	—	32,768,419
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	1,538,505	—	(103,878)	1,434,627	—	1,214,831	(1,993,429)	—	35,507,010
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	1,133,399	16,697	—	1,150,096	—	—	(248,680)	165,136	11,420,455
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	1,150,756	3,109	—	1,153,865	—	—	323,182	63,250	24,554,255
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.894%
	2,468,740	8,473,292	—	10,942,032	—	—	—	6,615	10,942,032
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	1,377,234	128	—	1,377,362	—	—	(206,612)	—	10,206,251
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	42,495,847	378	(1,801,744)	40,694,481	—	504,578	(5,177,102)	—	417,118,427
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	1,925,953	56	—	1,926,009	—	—	885,924	—	33,165,871
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	9,401,785	310	(702,421)	8,699,674	—	(838,902)	108,472	—	81,428,948
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	8,518,231	—	(515,564)	8,002,667	—	270,991	(3,755,412)	—	81,787,259
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares
	2,876,288	34,384	—	2,910,672	—	—	(427,317)	530,877	45,290,048
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	—	1,000,000	—	1,000,000	—	—	(280,000)	—	9,720,000
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	6,031	—	—	6,031	—	—	(5,428)	—	144,569
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	2,470,517	233	—	2,470,750	—	—	(24,710)	—	10,303,028
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	2,303,295	83	—	2,303,378	—	—	(138,247)	—	52,885,562
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	7,516,069	—	(642,805)	6,873,264	—	(129,827)	(545,397)	—	70,519,693
Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares
	33,006,744	351	(1,675,717)	31,331,378	—	777,253	(5,691,263)	—	344,645,159
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares
	2,996,972	—	—	2,996,972	—	—	(779,213)	—	22,417,352
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares
	3,242,384	—	—	3,242,384	—	—	(2,172,397)	—	25,841,803
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	964,657	18,292	—	982,949	—	—	20,390	106,460	5,779,742
Variable Portfolio – DFA International Value Fund, Class 1 Shares
	4,608,875	42,309	(563,913)	4,087,271	—	342,618	(1,348,550)	465,992	45,777,436
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares
	1,570,853	—	—	1,570,853	—	—	94,251	—	12,189,820
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares
	11,066,065	78,437	(217,090)	10,927,412	—	500,221	(2,839,323)	911,026	128,397,085
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares
	1,606,550	32	—	1,606,582	—	—	385,536	—	47,297,769
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	1,499,054	36	—	1,499,090	—	—	404,720	—	40,205,591
Variable Portfolio – MFS Value Fund, Class 1 Shares
	5,991,092	38	(156,911)	5,834,219	—	2,489,638	(6,940,647)	—	141,129,771
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	4,532,160	70	(189,760)	4,342,470	—	2,316,732	(3,938,775)	—	87,240,216
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares
	2,080,877	—	—	2,080,877	—	—	2,601,096	—	59,159,340
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares
	4,717,041	18,159	(525,422)	4,209,778	—	1,109,106	(1,178,564)	218,179	51,527,676
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	39,573,271	358	(1,466,965)	38,106,664	—	422,642	(6,355,857)	—	411,170,904
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	1,168,303	43	—	1,168,346	—	—	1,121,589	—	26,766,805
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	1,014,304	52	—	1,014,356	—	—	(446,335)	—	27,965,795
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares
	9,109,186	48,769	—	9,157,955	—	—	(2,090,886)	562,962	107,056,499
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	5,092,288	—	(171,549)	4,920,739	—	2,325,127	(5,380,396)	—	109,141,984
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares
	23,039,894	369	(1,259,626)	21,780,637	—	(31,039)	(3,202,652)	—	228,261,078
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares
	650,707	—	—	650,707	—	—	(175,691)	—	16,918,373
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares
	17,859,723	—	(657,957)	17,201,766	—	(128,148)	(410,553)	—	172,533,709
10	Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares
	865,016	—	—	865,016	—	—	683,363	—	20,950,694
Total					—	17,795,241	(57,439,536)	3,442,172	3,373,617,773

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2018.
Currency Legend
EUR	Euro
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	93,447,810	93,447,810
Equity Funds	—	—	—	1,301,132,724	1,301,132,724
Fixed-Income Funds	—	—	—	1,851,584,731	1,851,584,731
Money Market Funds	—	—	—	127,452,508	127,452,508
Total Investments in Securities	—	—	—	3,373,617,773	3,373,617,773
Investments in Derivatives
Asset
Futures Contracts	8,488,932	—	—	—	8,488,932
Total	8,488,932	—	—	3,373,617,773	3,382,106,705
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
12	Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments
Variable Portfolio – Moderate Portfolio, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.8%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	39,149,491	235,679,932
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	15,996,580	152,287,446
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares(a)	17,651,438	132,032,759
Total Alternative Strategies Funds (Cost $583,786,284)		520,000,137

Equity Funds 55.7%

Global Real Estate 1.1%
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares(a)	24,622,790	196,243,635
International 17.3%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	12,289,863	261,528,280
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares(a)	26,873,056	418,144,754
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	6,988,827	41,094,303
Variable Portfolio – DFA International Value Fund, Class 1 Shares(a)	39,786,700	445,611,033
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(a)	78,040,074	916,970,872
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(a)	34,943,959	427,714,059
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(a)	62,028,487	725,113,017
Total		3,236,176,318
U.S. Large Cap 32.2%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	34,826,254	749,809,245
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	17,576,097	854,549,852
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	18,504,268	318,643,494
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	5,300,000	51,516,000
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	5,927,130	142,073,303
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	18,894,016	556,239,820
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	19,783,819	530,602,018
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio – MFS Value Fund, Class 1 Shares(a),(b)	41,182,225	996,198,027
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	17,214,465	345,838,604
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	21,298,614	605,519,586
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	40,140,475	890,315,745
Total		6,041,305,694
U.S. Mid Cap 1.1%
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	3,715,416	96,600,823
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	4,886,022	118,339,454
Total		214,940,277
U.S. Small Cap 4.0%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	17,472,446	401,167,374
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	7,302,817	167,307,552
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	6,663,650	183,716,823
Total		752,191,749
Total Equity Funds (Cost $7,144,352,382)		10,440,857,673

Fixed-Income Funds 39.1%

Emerging Markets 0.3%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	6,458,139	64,129,320
Floating Rate 0.3%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares(a)	7,648,535	59,352,635
High Yield 0.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	7,073,155	52,412,077
Investment Grade 37.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	163,353,288	1,674,371,204
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	22,263,272	208,384,228
Variable Portfolio – Moderate Portfolio | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2018 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	57,891,571	591,651,862
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	32,758,341	336,100,576
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(a)	142,898,561	1,571,884,167
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	100,892,288	1,088,627,791
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(a)	107,967,730	1,131,501,808
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	49,156,919	493,043,895
Total		7,095,565,531
Multisector 0.3%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	12,955,239	54,023,347
Total Fixed-Income Funds (Cost $7,340,312,670)		7,325,482,910

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(a),(c)	404,300,024	404,259,594
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.894%(a),(c)	17,152	17,152
Total Money Market Funds (Cost $404,303,939)		404,276,746
Total Investments in Securities (Cost: $15,472,755,275)		18,690,617,466
Other Assets & Liabilities, Net		44,976,086
Net Assets		18,735,593,552

At March 31, 2018, securities and/or cash totaling $54,127,650 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Bond	2,411	06/2018	USD	393,211,702	12,800,737	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	(989)	06/2018	EUR	(32,449,090)	128,984	—
FTSE 100 Index	(2,554)	06/2018	GBP	(178,613,990)	3,839,003	—
Russell 2000 E-mini	(3,360)	06/2018	USD	(257,241,600)	11,760,067	—
S&P 500 E-mini	(3,453)	06/2018	USD	(456,313,950)	25,172,439	—
Total					40,900,493	—
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	362,032,455	275,906,150	(233,638,581)	404,300,024	—	(9,762)	(30,295)	1,366,684	404,259,594
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	39,149,491	—	—	39,149,491	—	—	(1,174,485)	—	235,679,932
14	Variable Portfolio – Moderate Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	37,210,744	—	(2,384,490)	34,826,254	—	31,171,304	(49,017,672)	—	749,809,245
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	18,656,166	—	(1,080,069)	17,576,097	—	21,550,683	(20,851,222)	—	854,549,852
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	15,996,580	—	—	15,996,580	—	—	(1,759,624)	—	152,287,446
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	6,364,379	93,760	—	6,458,139	—	—	(1,396,413)	927,290	64,129,320
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	12,257,691	32,172	—	12,289,863	—	—	3,443,092	673,683	261,528,280
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.894%
	17,112	40	—	17,152	—	—	—	40	17,152
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	7,073,155	—	—	7,073,155	—	—	(1,060,974)	—	52,412,077
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	168,641,070	—	(5,287,782)	163,353,288	—	1,389,021	(19,968,275)	—	1,674,371,204
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	18,504,268	—	—	18,504,268	—	—	8,511,963	—	318,643,494
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	23,417,154	—	(1,153,882)	22,263,272	—	(1,027,702)	(811,801)	—	208,384,228
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	58,952,690	—	(1,061,119)	57,891,571	—	530,749	(24,711,773)	—	591,651,862
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares
	26,555,610	317,446	—	26,873,056	—	—	(3,945,248)	4,901,369	418,144,754
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	—	5,300,000	—	5,300,000	—	—	(1,484,000)	—	51,516,000
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	6,578,498	—	(651,368)	5,927,130	—	9,705,063	(14,987,688)	—	142,073,303
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	12,955,239	—	—	12,955,239	—	—	(129,552)	—	54,023,347
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	17,704,990	—	(232,544)	17,472,446	—	2,831,657	(3,816,062)	—	401,167,374
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	33,814,786	—	(1,056,445)	32,758,341	—	(220,789)	(2,827,461)	—	336,100,576
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares
	147,817,849	—	(4,919,288)	142,898,561	—	2,898,858	(25,012,676)	—	1,571,884,167
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares
	17,651,438	—	—	17,651,438	—	—	(4,589,374)	—	132,032,759
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares
	24,622,790	—	—	24,622,790	—	—	(16,497,269)	—	196,243,635
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	6,858,770	130,057	—	6,988,827	—	—	144,979	756,934	41,094,303
Variable Portfolio – Moderate Portfolio | Quarterly Report 2018	15

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio – DFA International Value Fund, Class 1 Shares
	41,702,011	406,719	(2,322,030)	39,786,700	—	8,044,867	(18,601,981)	4,514,577	445,611,033
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares
	7,648,535	—	—	7,648,535	—	—	458,913	—	59,352,635
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares
	78,375,963	558,202	(894,091)	78,040,074	—	1,756,289	(18,614,531)	6,503,050	916,970,872
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares
	18,894,016	—	—	18,894,016	—	—	4,534,563	—	556,239,820
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	19,783,819	—	—	19,783,819	—	—	5,341,632	—	530,602,018
Variable Portfolio – MFS Value Fund, Class 1 Shares
	43,334,424	—	(2,152,199)	41,182,225	—	34,413,844	(65,672,013)	—	996,198,027
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	18,515,737	—	(1,301,272)	17,214,465	—	15,998,677	(22,276,856)	—	345,838,604
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares
	21,298,614	—	—	21,298,614	—	—	26,623,267	—	605,519,586
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares
	36,957,945	148,267	(2,162,253)	34,943,959	—	5,181,899	(6,399,871)	1,804,406	427,714,059
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	105,915,956	—	(5,023,668)	100,892,288	—	2,997,893	(18,919,636)	—	1,088,627,791
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	7,302,817	—	—	7,302,817	—	—	7,010,705	—	167,307,552
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	6,663,650	—	—	6,663,650	—	—	(2,932,006)	—	183,716,823
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares
	61,699,776	328,711	—	62,028,487	—	—	(14,161,365)	3,813,046	725,113,017
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	42,493,949	—	(2,353,474)	40,140,475	—	32,096,705	(56,896,904)	—	890,315,745
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares
	113,144,388	—	(5,176,658)	107,967,730	—	361,782	(16,282,340)	—	1,131,501,808
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares
	3,715,416	—	—	3,715,416	—	—	(1,003,162)	—	96,600,823
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares
	50,778,059	—	(1,621,140)	49,156,919	—	(338,872)	(1,193,195)	—	493,043,895
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares
	4,886,022	—	—	4,886,022	—	—	3,859,957	—	118,339,454
Total					—	169,332,166	(377,096,653)	25,261,079	18,690,617,466

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2018.
16	Variable Portfolio – Moderate Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2018 (Unaudited)
Currency Legend
EUR	Euro
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Variable Portfolio – Moderate Portfolio | Quarterly Report 2018	17

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	520,000,137	520,000,137
Equity Funds	—	—	—	10,440,857,673	10,440,857,673
Fixed-Income Funds	—	—	—	7,325,482,910	7,325,482,910
Money Market Funds	—	—	—	404,276,746	404,276,746
Total Investments in Securities	—	—	—	18,690,617,466	18,690,617,466
Investments in Derivatives
Asset
Futures Contracts	53,701,230	—	—	—	53,701,230
Total	53,701,230	—	—	18,690,617,466	18,744,318,696
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
18	Variable Portfolio – Moderate Portfolio | Quarterly Report 2018

Portfolio of Investments
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	27,810,972	167,422,050
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	6,155,574	58,601,065
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares(a)	8,951,926	66,960,408
Total Alternative Strategies Funds (Cost $324,673,944)		292,983,523

Equity Funds 69.1%

Global Real Estate 1.3%
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares(a)	15,082,398	120,206,715
International 21.5%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	5,609,628	119,372,886
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares(a)	15,644,919	243,434,932
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	4,538,160	26,684,383
Variable Portfolio – DFA International Value Fund, Class 1 Shares(a)	27,914,989	312,647,873
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(a)	45,301,650	532,294,390
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(a)	23,003,500	281,562,834
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(a)	35,970,449	420,494,555
Total		1,936,491,853
U.S. Large Cap 39.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	24,004,491	516,816,686
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	10,646,595	517,637,425
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	9,557,667	164,583,028
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	2,600,000	25,272,000
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	13,382,272	320,773,066
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	10,007,660	294,625,520
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	10,802,132	289,713,176
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio – MFS Value Fund, Class 1 Shares(a),(b)	12,007,813	290,468,997
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	14,272,686	286,738,266
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	11,396,253	323,995,483
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	25,488,308	565,330,666
Total		3,595,954,313
U.S. Mid Cap 1.9%
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	3,069,266	79,800,921
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	3,733,473	90,424,712
Total		170,225,633
U.S. Small Cap 4.5%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	7,600,884	174,516,290
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	4,951,773	113,445,110
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	4,479,372	123,496,298
Total		411,457,698
Total Equity Funds (Cost $4,354,773,244)		6,234,336,212

Fixed-Income Funds 24.1%

Emerging Markets 0.3%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	2,229,991	22,143,809
Floating Rate 0.2%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares(a)	2,726,007	21,153,813
High Yield 0.2%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	2,375,419	17,601,852
Investment Grade 23.3%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	57,937,248	593,856,788
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	11,679,366	109,318,863
Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2018	19

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2018 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	8,665,503	88,561,439
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	9,055,684	92,911,319
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(a)	45,342,183	498,764,010
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	39,485,582	426,049,435
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(a)	26,724,256	280,070,208
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	955,423	9,582,888
Total		2,099,114,950
Multisector 0.1%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	2,888,055	12,043,191
Total Fixed-Income Funds (Cost $2,188,813,467)		2,172,057,615

Money Market Funds 3.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(a),(c)	301,773,781	301,743,604
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.894%(a),(c)	1,004	1,004
Total Money Market Funds (Cost $301,767,861)		301,744,608
Total Investments in Securities (Cost: $7,170,028,516)		9,001,121,958
Other Assets & Liabilities, Net		18,282,210
Net Assets		9,019,404,168

At March 31, 2018, securities and/or cash totaling $19,944,815 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Bond	1,582	06/2018	USD	258,009,503	8,399,322	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(1,433)	06/2018	GBP	(100,216,855)	2,572,692	—
Russell 2000 E-mini	(1,281)	06/2018	USD	(98,073,360)	4,483,526	—
S&P 500 E-mini	(646)	06/2018	USD	(85,368,900)	4,709,353	—
Total					11,765,571	—
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	276,925,378	106,685,072	(81,836,669)	301,773,781	—	(1,759)	(27,664)	1,066,298	301,743,604
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	27,810,972	—	—	27,810,972	—	—	(834,330)	—	167,422,050
20	Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	25,825,880	—	(1,821,389)	24,004,491	—	21,576,181	(33,800,562)	—	516,816,686
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	11,469,491	—	(822,896)	10,646,595	—	17,764,334	(17,066,832)	—	517,637,425
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	6,155,574	—	—	6,155,574	—	—	(677,113)	—	58,601,065
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	2,197,615	32,376	—	2,229,991	—	—	(482,181)	320,193	22,143,809
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	5,915,950	14,734	(321,056)	5,609,628	—	1,850,356	(36,906)	308,528	119,372,886
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.894%
	1,002	2	—	1,004	—	—	—	2	1,004
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	2,375,419	—	—	2,375,419	—	—	(356,313)	—	17,601,852
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	60,663,325	—	(2,726,077)	57,937,248	—	648,073	(7,327,224)	—	593,856,788
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	9,557,667	—	—	9,557,667	—	—	4,396,527	—	164,583,028
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	12,051,258	—	(371,892)	11,679,366	—	(331,042)	(621,960)	—	109,318,863
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	9,007,160	—	(341,657)	8,665,503	—	61,773	(3,754,434)	—	88,561,439
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares
	15,896,312	185,113	(436,506)	15,644,919	—	1,392,377	(3,562,627)	2,858,144	243,434,932
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	—	2,600,000	—	2,600,000	—	—	(728,000)	—	25,272,000
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	14,080,720	1,187,629	(1,886,077)	13,382,272	—	10,440,673	(22,395,035)	—	320,773,066
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	2,888,055	—	—	2,888,055	—	—	(28,881)	—	12,043,191
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	7,900,016	—	(299,132)	7,600,884	—	941,555	(1,299,606)	—	174,516,290
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	9,055,684	—	—	9,055,684	—	—	(815,012)	—	92,911,319
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares
	47,560,899	—	(2,218,716)	45,342,183	—	(98,767)	(6,997,153)	—	498,764,010
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares
	8,951,926	—	—	8,951,926	—	—	(2,327,500)	—	66,960,408
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares
	15,082,398	—	—	15,082,398	—	—	(10,105,207)	—	120,206,715
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	4,453,708	84,452	—	4,538,160	—	—	94,141	491,511	26,684,383
Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2018	21

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio – DFA International Value Fund, Class 1 Shares
	28,527,337	284,866	(897,214)	27,914,989	—	741,263	(8,273,193)	3,162,012	312,647,873
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares
	2,726,007	—	—	2,726,007	—	—	163,561	—	21,153,813
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares
	46,416,284	324,408	(1,439,042)	45,301,650	—	3,304,855	(12,932,670)	3,779,355	532,294,390
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares
	10,007,660	—	—	10,007,660	—	—	2,401,838	—	294,625,520
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	10,802,132	—	—	10,802,132	—	—	2,916,576	—	289,713,176
Variable Portfolio – MFS Value Fund, Class 1 Shares
	13,670,386	—	(1,662,573)	12,007,813	—	25,960,093	(34,799,759)	—	290,468,997
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	14,942,727	—	(670,041)	14,272,686	—	8,259,309	(13,580,034)	—	286,738,266
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares
	11,396,253	—	—	11,396,253	—	—	14,245,317	—	323,995,483
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares
	24,298,327	97,578	(1,392,405)	23,003,500	—	1,090,341	(1,881,395)	1,187,522	281,562,834
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	41,104,142	—	(1,618,560)	39,485,582	—	(570,679)	(5,599,125)	—	426,049,435
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	5,028,102	—	(76,329)	4,951,773	—	1,004,088	3,820,197	—	113,445,110
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	4,541,672	—	(62,300)	4,479,372	—	955,667	(2,925,611)	—	123,496,298
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares
	37,224,720	191,072	(1,445,343)	35,970,449	—	4,250,092	(12,230,566)	2,216,433	420,494,555
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	27,306,354	—	(1,818,046)	25,488,308	—	24,971,115	(40,594,209)	—	565,330,666
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares
	28,058,501	—	(1,334,245)	26,724,256	—	4,172	(3,947,187)	—	280,070,208
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares
	3,069,266	—	—	3,069,266	—	—	(828,702)	—	79,800,921
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares
	955,423	—	—	955,423	—	—	(28,662)	—	9,582,888
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares
	3,733,473	—	—	3,733,473	—	—	2,949,444	—	90,424,712
Total					—	124,214,070	(219,878,052)	15,389,998	9,001,121,958

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2018.
22	Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2018 (Unaudited)
Currency Legend
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2018	23

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	292,983,523	292,983,523
Equity Funds	—	—	—	6,234,336,212	6,234,336,212
Fixed-Income Funds	—	—	—	2,172,057,615	2,172,057,615
Money Market Funds	—	—	—	301,744,608	301,744,608
Total Investments in Securities	—	—	—	9,001,121,958	9,001,121,958
Investments in Derivatives
Asset
Futures Contracts	20,164,893	—	—	—	20,164,893
Total	20,164,893	—	—	9,001,121,958	9,021,286,851
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
24	Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments
Variable Portfolio – Aggressive Portfolio, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.2%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	10,795,164	64,986,888
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	1,191,486	11,342,949
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares(a)	1,853,038	13,860,724
Total Alternative Strategies Funds (Cost $98,631,794)		90,190,561

Equity Funds 82.1%

Global Real Estate 1.6%
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares(a)	5,657,860	45,093,146
International 24.1%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	1,929,680	41,063,590
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares(a)	3,649,617	56,788,036
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	1,638,393	9,633,750
Variable Portfolio – DFA International Value Fund, Class 1 Shares(a)	8,992,160	100,712,192
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(a)	17,728,487	208,309,716
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(a)	7,760,844	94,992,736
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(a)	14,246,627	166,543,068
Total		678,043,088
U.S. Large Cap 48.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	7,646,364	164,626,222
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	3,958,182	192,446,802
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	7,014,403	120,788,020
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	800,000	7,776,000
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	7,553,244	181,051,253
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	3,474,072	102,276,674
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	3,671,784	98,477,253
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio – MFS Value Fund, Class 1 Shares(a),(b)	4,499,813	108,850,472
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	4,697,110	94,364,939
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	4,052,186	115,203,652
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	7,835,698	173,795,794
Total		1,359,657,081
U.S. Mid Cap 2.1%
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,046,370	27,205,621
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,319,225	31,951,635
Total		59,157,256
U.S. Small Cap 6.0%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	3,646,532	83,724,361
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,834,562	42,029,824
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	1,603,080	44,196,920
Total		169,951,105
Total Equity Funds (Cost $1,687,305,710)		2,311,901,676

Exchange-Traded Funds 0.6%

iShares MSCI EAFE ETF	249,311	17,371,991
Total Exchange-Traded Funds (Cost $14,628,597)		17,371,991

Fixed-Income Funds 11.0%

Emerging Markets 0.2%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	486,596	4,831,892
Floating Rate 0.2%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares(a)	619,454	4,806,961
High Yield 0.0%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	5,952	44,102
Variable Portfolio – Aggressive Portfolio | Quarterly Report 2018	25

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2018 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Investment Grade 10.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	7,104,253	72,818,598
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	2,767,310	28,281,907
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(a)	8,548,550	94,034,049
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	5,303,401	57,223,692
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(a)	4,196,321	43,977,450
Total		296,335,696
Multisector 0.1%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	631,617	2,633,844
Total Fixed-Income Funds (Cost $310,963,370)		308,652,495

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(a),(c)	80,123,330	80,115,318
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.894%(a),(c)	1,000	1,000
Total Money Market Funds (Cost $80,122,240)		80,116,318
Total Investments in Securities (Cost: $2,191,651,711)		2,808,233,041
Other Assets & Liabilities, Net		6,763,816
Net Assets		2,814,996,857

At March 31, 2018, securities and/or cash totaling $7,096,673 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	600	06/2018	EUR	19,686,000	—	(435,651)
TOPIX Index	93	06/2018	JPY	1,587,045,000	151,514	—
U.S. Ultra Bond	251	06/2018	USD	40,935,768	1,332,636	—
Total					1,484,150	(435,651)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(292)	06/2018	GBP	(20,421,020)	524,233	—
Russell 2000 E-mini	(629)	06/2018	USD	(48,156,240)	2,201,513	—
S&P 500 E-mini	(99)	06/2018	USD	(13,082,850)	721,712	—
Total					3,447,458	—
26	Variable Portfolio – Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	75,958,140	27,770,917	(23,605,727)	80,123,330	—	(368)	(7,340)	291,285	80,115,318
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	10,795,164	—	—	10,795,164	—	—	(323,855)	—	64,986,888
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	8,073,289	15,324	(442,249)	7,646,364	—	4,443,384	(8,358,818)	—	164,626,222
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	4,167,550	7,783	(217,151)	3,958,182	—	4,370,699	(4,192,558)	—	192,446,802
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	1,141,645	49,841	—	1,191,486	—	—	(124,283)	—	11,342,949
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	479,531	7,065	—	486,596	—	—	(105,214)	69,868	4,831,892
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	1,920,194	9,486	—	1,929,680	—	—	539,090	105,778	41,063,590
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.894%
	998	2	—	1,000	—	—	—	2	1,000
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	5,952	—	—	5,952	—	—	(893)	—	44,102
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	7,520,220	—	(415,967)	7,104,253	—	135,879	(964,572)	—	72,818,598
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	6,997,928	16,475	—	7,014,403	—	—	3,218,841	—	120,788,020
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	2,767,310	—	—	2,767,310	—	—	(1,134,598)	—	28,281,907
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares
	3,706,597	49,220	(106,200)	3,649,617	—	344,447	(843,402)	666,590	56,788,036
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	—	800,000	—	800,000	—	—	(224,000)	—	7,776,000
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	7,879,160	13,736	(339,652)	7,553,244	—	5,104,086	(11,814,399)	—	181,051,253
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	631,617	—	—	631,617	—	—	(6,316)	—	2,633,844
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	3,715,197	4,130	(72,795)	3,646,532	—	908,272	(1,097,506)	—	83,724,361
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares
	8,935,364	—	(386,814)	8,548,550	—	128,031	(1,461,101)	—	94,034,049
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares
	1,853,038	—	—	1,853,038	—	—	(481,790)	—	13,860,724
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares
	5,657,860	—	—	5,657,860	—	—	(3,790,767)	—	45,093,146
Variable Portfolio – Aggressive Portfolio | Quarterly Report 2018	27

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	1,607,903	30,490	—	1,638,393	—	—	33,987	177,448	9,633,750
Variable Portfolio – DFA International Value Fund, Class 1 Shares
	9,243,179	112,699	(363,718)	8,992,160	—	1,174,066	(3,566,610)	1,018,644	100,712,192
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares
	619,454	—	—	619,454	—	—	37,168	—	4,806,961
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares
	18,063,489	154,927	(489,929)	17,728,487	—	695,511	(4,448,164)	1,478,246	208,309,716
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares
	3,464,467	9,605	—	3,474,072	—	—	830,336	—	102,276,674
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	3,668,275	3,509	—	3,671,784	—	—	989,926	—	98,477,253
Variable Portfolio – MFS Value Fund, Class 1 Shares
	4,961,706	9,763	(471,656)	4,499,813	—	7,437,384	(10,733,542)	—	108,850,472
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	4,889,007	11,747	(203,644)	4,697,110	—	2,429,866	(4,166,196)	—	94,364,939
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares
	4,045,532	6,654	—	4,052,186	—	—	5,056,818	—	115,203,652
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares
	8,111,457	55,949	(406,562)	7,760,844	—	729,979	(996,564)	400,238	94,992,736
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	5,382,432	—	(79,031)	5,303,401	—	2,065	(809,736)	—	57,223,692
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	1,852,100	1,036	(18,574)	1,834,562	—	256,383	1,522,415	—	42,029,824
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	1,617,385	862	(15,167)	1,603,080	—	237,745	(941,223)	—	44,196,920
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares
	14,635,028	103,867	(492,268)	14,246,627	—	1,467,736	(4,615,611)	877,248	166,543,068
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	8,336,531	14,930	(515,763)	7,835,698	—	7,132,390	(11,889,963)	—	173,795,794
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares
	4,277,756	—	(81,435)	4,196,321	—	(19,348)	(580,534)	—	43,977,450
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares
	1,045,455	915	—	1,046,370	—	—	(282,157)	—	27,205,621
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares
	1,318,245	980	—	1,319,225	—	—	1,041,505	—	31,951,635
Total					—	36,978,207	(64,691,626)	5,085,347	2,790,861,050

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2018.
28	Variable Portfolio – Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2018 (Unaudited)
Currency Legend
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Variable Portfolio – Aggressive Portfolio | Quarterly Report 2018	29

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	90,190,561	90,190,561
Equity Funds	—	—	—	2,311,901,676	2,311,901,676
Exchange-Traded Funds	17,371,991	—	—	—	17,371,991
Fixed-Income Funds	—	—	—	308,652,495	308,652,495
Money Market Funds	—	—	—	80,116,318	80,116,318
Total Investments in Securities	17,371,991	—	—	2,790,861,050	2,808,233,041
Investments in Derivatives
Asset
Futures Contracts	4,931,608	—	—	—	4,931,608
Liability
Futures Contracts	(435,651)	—	—	—	(435,651)
Total	21,867,948	—	—	2,790,861,050	2,812,728,998
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
30	Variable Portfolio – Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments
Columbia Variable Portfolio – Select Smaller-Cap Value Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Consumer Discretionary 10.8%
Auto Components 2.9%
American Axle & Manufacturing Holdings, Inc.(a)	75,000	1,141,500
Motorcar Parts of America, Inc.(a)	78,500	1,682,255
Total		2,823,755
Hotels, Restaurants & Leisure 3.8%
Red Robin Gourmet Burgers, Inc.(a)	23,054	1,337,132
Texas Roadhouse, Inc.	42,500	2,455,650
Total		3,792,782
Household Durables 4.1%
Lennar Corp., Class A	38,000	2,239,720
William Lyon Homes, Inc., Class A(a)	67,500	1,855,575
Total		4,095,295
Total Consumer Discretionary		10,711,832
Energy 3.8%
Energy Equipment & Services 3.8%
Exterran Corp.(a)	62,000	1,655,400
Superior Energy Services, Inc.(a)	126,000	1,062,180
Tetra Technologies, Inc.(a)	270,000	1,012,500
Total		3,730,080
Total Energy		3,730,080
Financials 22.8%
Banks 2.4%
Opus Bank	84,667	2,370,676
Insurance 12.4%
Aspen Insurance Holdings Ltd.	59,700	2,677,545
Hanover Insurance Group, Inc. (The)	22,000	2,593,580
Lincoln National Corp.	42,500	3,105,050
National General Holdings Corp.	161,000	3,913,910
Total		12,290,085
Mortgage Real Estate Investment Trusts (REITS) 2.2%
Ladder Capital Corp., Class A	144,069	2,172,561
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 5.8%
BofI Holding, Inc.(a)	82,879	3,359,086
Radian Group, Inc.	128,000	2,437,120
Total		5,796,206
Total Financials		22,629,528
Health Care 12.0%
Biotechnology 3.2%
Ligand Pharmaceuticals, Inc.(a)	19,000	3,138,040
Health Care Equipment & Supplies 3.6%
Analogic Corp.	20,000	1,918,000
Dentsply Sirona, Inc.	33,500	1,685,385
Total		3,603,385
Health Care Providers & Services 2.4%
WellCare Health Plans, Inc.(a)	12,400	2,401,012
Pharmaceuticals 2.8%
Impax Laboratories, Inc.(a)	143,200	2,785,240
Total Health Care		11,927,677
Industrials 13.5%
Aerospace & Defense 2.6%
Cubic Corp.	41,000	2,607,600
Airlines 5.5%
Spirit Airlines, Inc.(a)	62,000	2,342,360
United Continental Holdings, Inc.(a)	44,500	3,091,415
Total		5,433,775
Commercial Services & Supplies 3.2%
Waste Connections, Inc.	43,750	3,138,625
Road & Rail 2.2%
Knight-Swift Transportation Holdings, Inc.	48,240	2,219,523
Total Industrials		13,399,523
Information Technology 22.4%
Communications Equipment 8.5%
Calix, Inc.(a)	384,428	2,633,332
Extreme Networks, Inc.(a)	237,800	2,632,446
Viavi Solutions, Inc.(a)	328,200	3,190,104
Total		8,455,882
Columbia Variable Portfolio – Select Smaller-Cap Value Fund |	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Smaller-Cap Value Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 4.6%
Belden, Inc.	21,000	1,447,740
Orbotech Ltd.(a)	49,210	3,059,878
Total		4,507,618
IT Services 5.4%
CACI International, Inc., Class A(a)	19,500	2,951,325
EPAM Systems, Inc.(a)	21,088	2,414,997
Total		5,366,322
Semiconductors & Semiconductor Equipment 1.2%
MACOM Technology Solutions Holdings, Inc.(a)	73,700	1,223,420
Technology Hardware, Storage & Peripherals 2.7%
Electronics for Imaging, Inc.(a)	97,900	2,675,607
Total Information Technology		22,228,849
Materials 7.9%
Chemicals 3.0%
Minerals Technologies, Inc.	45,000	3,012,750
Containers & Packaging 2.9%
Owens-Illinois, Inc.(a)	135,000	2,924,100
Metals & Mining 2.0%
Warrior Met Coal, Inc.	70,000	1,960,700
Total Materials		7,897,550
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.9%
Equity Real Estate Investment Trusts (REITS) 1.9%
Gaming and Leisure Properties, Inc.	56,300	1,884,361
Total Real Estate		1,884,361
Telecommunication Services 4.3%
Diversified Telecommunication Services 0.6%
Globalstar, Inc.(a)	957,500	658,281
Wireless Telecommunication Services 3.7%
Telephone & Data Systems, Inc.	130,500	3,657,915
Total Telecommunication Services		4,316,196
Total Common Stocks (Cost $76,930,824)		98,725,596

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(b),(c)	876,032	875,944
Total Money Market Funds (Cost $875,944)		875,944
Total Investments in Securities (Cost: $77,806,768)		99,601,540
Other Assets & Liabilities, Net		(249,595)
Net Assets		99,351,945

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	573,782	4,025,077	(3,722,827)	876,032	22	(32)	2,449	875,944
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
2	Columbia Variable Portfolio – Select Smaller-Cap Value Fund |

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Smaller-Cap Value Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	10,711,832	—	—	—	10,711,832
Energy	3,730,080	—	—	—	3,730,080
Financials	22,629,528	—	—	—	22,629,528
Health Care	11,927,677	—	—	—	11,927,677
Industrials	13,399,523	—	—	—	13,399,523
Information Technology	22,228,849	—	—	—	22,228,849
Materials	7,897,550	—	—	—	7,897,550
Real Estate	1,884,361	—	—	—	1,884,361
Telecommunication Services	4,316,196	—	—	—	4,316,196
Total Common Stocks	98,725,596	—	—	—	98,725,596
Money Market Funds	—	—	—	875,944	875,944
Total Investments in Securities	98,725,596	—	—	875,944	99,601,540
Columbia Variable Portfolio – Select Smaller-Cap Value Fund |	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Smaller-Cap Value Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio – Select Smaller-Cap Value Fund |

Portfolio of Investments
Columbia Variable Portfolio – Select Large Cap Equity Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.7%
Issuer	Shares	Value ($)
Consumer Discretionary 10.0%
Automobiles 1.3%
General Motors Co.	69,758	2,535,006
Internet & Direct Marketing Retail 3.6%
Amazon.com, Inc.(a)	4,900	7,091,966
Media 2.4%
Comcast Corp., Class A	99,586	3,402,853
DISH Network Corp., Class A(a)	34,465	1,305,879
Total		4,708,732
Specialty Retail 2.1%
Home Depot, Inc. (The)	22,945	4,089,717
Textiles, Apparel & Luxury Goods 0.6%
Canada Goose Holdings, Inc.(a)	32,731	1,093,870
Total Consumer Discretionary		19,519,291
Consumer Staples 8.6%
Beverages 1.7%
PepsiCo, Inc.	31,364	3,423,380
Food & Staples Retailing 3.6%
SYSCO Corp.	45,843	2,748,746
Walmart, Inc.	47,140	4,194,046
Total		6,942,792
Food Products 1.4%
Tyson Foods, Inc., Class A	38,525	2,819,645
Tobacco 1.9%
Philip Morris International, Inc.	36,600	3,638,040
Total Consumer Staples		16,823,857
Energy 5.5%
Energy Equipment & Services 1.0%
Patterson-UTI Energy, Inc.	110,256	1,930,583
Oil, Gas & Consumable Fuels 4.5%
Chevron Corp.	34,509	3,935,406
EOG Resources, Inc.	25,031	2,635,014
Suncor Energy, Inc.	61,430	2,121,792
Total		8,692,212
Total Energy		10,622,795
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 17.9%
Banks 7.2%
Bank of America Corp.	174,611	5,236,584
Citizens Financial Group, Inc.	52,711	2,212,808
JPMorgan Chase & Co.	60,017	6,600,069
Total		14,049,461
Capital Markets 5.1%
BlackRock, Inc.	6,524	3,534,181
Invesco Ltd.	78,364	2,508,432
Morgan Stanley	71,354	3,850,262
Total		9,892,875
Diversified Financial Services 3.0%
Berkshire Hathaway, Inc., Class B(a)	29,933	5,971,035
Insurance 2.6%
Aflac, Inc.	53,224	2,329,082
Everest Re Group Ltd.	10,464	2,687,364
Total		5,016,446
Total Financials		34,929,817
Health Care 11.7%
Biotechnology 3.1%
Alexion Pharmaceuticals, Inc.(a)	14,115	1,573,258
Biogen, Inc.(a)	5,673	1,553,381
BioMarin Pharmaceutical, Inc.(a)	10,806	876,042
TESARO, Inc.(a)	7,071	404,037
Vertex Pharmaceuticals, Inc.(a)	9,560	1,558,089
Total		5,964,807
Health Care Providers & Services 1.8%
Humana, Inc.	13,046	3,507,156
Pharmaceuticals 6.8%
Bristol-Myers Squibb Co.	31,214	1,974,286
Johnson & Johnson	48,705	6,241,546
Pfizer, Inc.	144,715	5,135,935
Total		13,351,767
Total Health Care		22,823,730
Columbia Variable Portfolio – Select Large Cap Equity Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Equity Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 9.8%
Aerospace & Defense 5.0%
L3 Technologies, Inc.	13,575	2,823,600
Lockheed Martin Corp.	11,179	3,777,719
Textron, Inc.	53,740	3,169,048
Total		9,770,367
Industrial Conglomerates 1.7%
Honeywell International, Inc.	22,942	3,315,348
Machinery 1.7%
Ingersoll-Rand PLC	37,306	3,190,036
Road & Rail 1.4%
Norfolk Southern Corp.	20,311	2,757,828
Total Industrials		19,033,579
Information Technology 25.8%
Communications Equipment 2.2%
Cisco Systems, Inc.	96,919	4,156,856
Internet Software & Services 6.9%
Alphabet, Inc., Class C(a)	7,907	8,158,363
Facebook, Inc., Class A(a)	33,247	5,312,538
Total		13,470,901
IT Services 3.3%
Booz Allen Hamilton Holdings Corp.	51,236	1,983,858
MasterCard, Inc., Class A	25,280	4,428,045
Total		6,411,903
Semiconductors & Semiconductor Equipment 2.8%
Broadcom Ltd.	13,035	3,071,698
NVIDIA Corp.	10,546	2,442,348
Total		5,514,046
Software 5.7%
Electronic Arts, Inc.(a)	19,662	2,383,821
Microsoft Corp.	95,855	8,748,686
Total		11,132,507
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 4.9%
Apple, Inc.	56,922	9,550,373
Total Information Technology		50,236,586
Materials 1.7%
Chemicals 1.7%
Eastman Chemical Co.	31,764	3,353,643
Total Materials		3,353,643
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 2.9%
American Tower Corp.	20,059	2,915,375
Equity LifeStyle Properties, Inc.	31,777	2,789,067
Total		5,704,442
Total Real Estate		5,704,442
Utilities 2.8%
Electric Utilities 1.7%
American Electric Power Co., Inc.	48,199	3,305,969
Multi-Utilities 1.1%
Ameren Corp.	37,512	2,124,305
Total Utilities		5,430,274
Total Common Stocks (Cost $193,786,541)		188,478,014

Money Market Funds 3.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(b),(c)	6,418,689	6,418,048
Total Money Market Funds (Cost $6,418,181)		6,418,048
Total Investments in Securities (Cost: $200,204,722)		194,896,062
Other Assets & Liabilities, Net		58,643
Net Assets		194,954,705

2	Columbia Variable Portfolio – Select Large Cap Equity Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Equity Fund, March 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	22,500	14,303,517	(7,907,328)	6,418,689	(734)	(134)	25,470	6,418,048
Investments are valued using policies described below:
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Equity Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	19,519,291	—	—	—	19,519,291
Consumer Staples	16,823,857	—	—	—	16,823,857
Energy	10,622,795	—	—	—	10,622,795
Financials	34,929,817	—	—	—	34,929,817
Health Care	22,823,730	—	—	—	22,823,730
Industrials	19,033,579	—	—	—	19,033,579
Information Technology	50,236,586	—	—	—	50,236,586
Materials	3,353,643	—	—	—	3,353,643
Real Estate	5,704,442	—	—	—	5,704,442
Utilities	5,430,274	—	—	—	5,430,274
Total Common Stocks	188,478,014	—	—	—	188,478,014
Money Market Funds	—	—	—	6,418,048	6,418,048
Total Investments in Securities	188,478,014	—	—	6,418,048	194,896,062
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio – Select Large Cap Equity Fund | Quarterly Report 2018

Portfolio of Investments
Variable Portfolio – Managed Volatility Moderate Growth Fund (formerly Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund), March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
Lockheed Martin Corp.
09/15/2052	4.090%	330,000	321,135
Northrop Grumman Corp.
10/15/2047	4.030%	375,000	360,902
Total			682,037
Apartment REIT 0.0%
ERP Operating LP
03/01/2028	3.500%	80,000	78,344
Automotive 0.0%
Ford Motor Co.
12/08/2046	5.291%	281,000	274,670
Banking 0.1%
Bank of America Corp.(a),(b)
12/20/2028	3.419%	220,000	210,653
Bank of America Corp.(b)
01/23/2049	3.946%	320,000	306,475
Capital One Financial Corp.
01/31/2028	3.800%	160,000	154,991
Citigroup, Inc.
05/01/2026	3.400%	475,000	459,020
10/21/2026	3.200%	330,000	313,386
Goldman Sachs Group, Inc. (The)(b)
04/23/2029	3.814%	70,000	68,507
Goldman Sachs Group, Inc. (The)
07/08/2044	4.800%	505,000	543,657
JPMorgan Chase & Co.(b)
01/23/2029	3.509%	245,000	237,111
01/23/2049	3.897%	465,000	440,522
Morgan Stanley(b)
01/24/2029	3.772%	110,000	108,077
Morgan Stanley
01/22/2047	4.375%	220,000	225,107
Wells Fargo & Co.
10/23/2026	3.000%	75,000	70,224
Subordinated
11/04/2044	4.650%	460,000	464,150
Wells Fargo & Co.(b)
05/22/2028	3.584%	255,000	248,713
Total			3,850,593
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	245,000	238,596
Comcast Corp.
07/15/2046	3.400%	160,000	137,541
11/01/2052	4.049%	320,000	301,082
NBCUniversal Media LLC
01/15/2043	4.450%	314,000	317,219
Sky PLC(a)
09/16/2024	3.750%	400,000	406,007
Time Warner Cable LLC
09/15/2042	4.500%	240,000	210,409
Total			1,610,854
Chemicals 0.0%
Dow Chemical Co. (The)
11/15/2042	4.375%	210,000	209,718
LYB International Finance BV
03/15/2044	4.875%	175,000	183,011
Total			392,729
Consumer Products 0.0%
Newell Brands, Inc.
04/01/2046	5.500%	50,000	52,751
Diversified Manufacturing 0.0%
3M Co.
10/15/2047	3.625%	90,000	87,448
General Electric Co.
10/09/2042	4.125%	5,000	4,641
United Technologies Corp.
06/01/2042	4.500%	160,000	162,581
11/01/2046	3.750%	175,000	157,886
Total			412,556
Electric 0.1%
AEP Texas, Inc.
10/01/2047	3.800%	100,000	95,018
Appalachian Power Co.
05/15/2044	4.400%	250,000	261,503
CMS Energy Corp.
03/01/2024	3.875%	250,000	253,759
02/15/2027	2.950%	235,000	219,978
03/31/2043	4.700%	195,000	203,769
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%	370,000	360,146
Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2018	1

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund (formerly Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund), March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DTE Energy Co.
10/01/2026	2.850%	1,030,000	948,884
Duke Energy Corp.
04/15/2024	3.750%	720,000	721,172
09/01/2046	3.750%	570,000	516,127
Emera U.S. Finance LP
06/15/2046	4.750%	384,000	385,201
FirstEnergy Corp.
07/15/2047	4.850%	65,000	68,134
Indiana Michigan Power Co.
07/01/2047	3.750%	210,000	199,133
Mississippi Power Co.
03/30/2028	3.950%	374,000	376,391
03/15/2042	4.250%	35,000	34,398
Northern States Power Co.
05/15/2044	4.125%	115,000	119,315
Pacific Gas & Electric Co.
03/15/2027	3.300%	105,000	100,036
08/15/2042	3.750%	165,000	149,679
02/15/2044	4.750%	205,000	212,395
PPL Capital Funding, Inc.
03/15/2024	3.950%	53,000	53,985
05/15/2026	3.100%	185,000	175,009
Southern California Edison Co.
10/01/2043	4.650%	170,000	186,094
Southern Co. (The)
07/01/2046	4.400%	430,000	430,191
WEC Energy Group, Inc.
06/15/2025	3.550%	85,000	84,397
Xcel Energy, Inc.
12/01/2026	3.350%	395,000	385,554
09/15/2041	4.800%	232,000	254,272
Total			6,794,540
Finance Companies 0.0%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	940,000	915,679
Food and Beverage 0.1%
Anheuser-Busch InBev Finance, Inc.
02/01/2046	4.900%	662,000	711,789
Anheuser-Busch InBev Worldwide, Inc.(c)
04/15/2058	4.750%	126,000	129,156
Heineken NV(a)
03/29/2047	4.350%	125,000	127,770
Kellogg Co.
04/01/2046	4.500%	90,000	89,275
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kraft Heinz Foods Co.
06/04/2042	5.000%	185,000	184,296
06/01/2046	4.375%	312,000	285,504
Molson Coors Brewing Co.
07/15/2046	4.200%	331,000	312,398
PepsiCo, Inc.
10/06/2046	3.450%	270,000	248,489
Sysco Corp.
07/15/2027	3.250%	60,000	57,574
04/01/2046	4.500%	155,000	156,551
Tyson Foods, Inc.
06/02/2047	4.550%	40,000	40,121
Wm. Wrigley Jr., Co.(a)
10/21/2018	2.400%	244,000	243,770
10/21/2019	2.900%	2,190,000	2,192,017
Total			4,778,710
Health Care 0.0%
Abbott Laboratories
11/30/2046	4.900%	165,000	181,553
Becton Dickinson and Co.
06/06/2047	4.669%	275,000	278,475
Cardinal Health, Inc.
06/15/2047	4.368%	265,000	250,678
CVS Health Corp.
06/01/2026	2.875%	365,000	336,534
03/25/2048	5.050%	290,000	304,967
Express Scripts Holding Co.
07/15/2046	4.800%	240,000	244,707
McKesson Corp.
02/16/2028	3.950%	70,000	69,284
Medtronic, Inc.
03/15/2045	4.625%	249,000	271,880
Total			1,938,078
Healthcare Insurance 0.0%
Aetna, Inc.
08/15/2047	3.875%	89,000	79,770
Anthem, Inc.
08/15/2044	4.650%	135,000	137,062
UnitedHealth Group, Inc.
04/15/2047	4.250%	155,000	158,771
10/15/2047	3.750%	410,000	386,690
Total			762,293
Independent Energy 0.0%
Anadarko Petroleum Corp.
07/15/2044	4.500%	165,000	157,981

2	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund (formerly Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund), March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apache Corp.
04/15/2043	4.750%	190,000	187,393
Canadian Natural Resources Ltd.
06/01/2047	4.950%	255,000	266,746
ConocoPhillips Co.
11/15/2044	4.300%	220,000	227,412
Continental Resources, Inc.
06/01/2044	4.900%	135,000	129,213
Hess Corp.
02/15/2041	5.600%	180,000	183,765
04/01/2047	5.800%	25,000	26,154
Noble Energy, Inc.
11/15/2043	5.250%	185,000	198,120
Total			1,376,784
Integrated Energy 0.0%
Cenovus Energy, Inc.
09/15/2042	4.450%	127,000	113,028
09/15/2043	5.200%	85,000	82,141
Shell International Finance BV
05/11/2045	4.375%	320,000	339,057
Total			534,226
Life Insurance 0.0%
American International Group, Inc.
07/16/2044	4.500%	150,000	148,114
Brighthouse Financial, Inc.(a)
06/22/2047	4.700%	195,000	178,734
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	210,000	218,674
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/01/2077	4.900%	165,000	170,607
MetLife, Inc.
03/01/2045	4.050%	290,000	277,642
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2047	3.850%	145,000	135,379
Prudential Financial, Inc.
05/15/2044	4.600%	325,000	342,579
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	220,000	239,709
05/15/2047	4.270%	27,000	26,902
Voya Financial, Inc.
06/15/2046	4.800%	255,000	260,402
Total			1,998,742
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.0%
21st Century Fox America, Inc.
09/15/2044	4.750%	302,000	325,955
Discovery Communications LLC
09/20/2047	5.200%	155,000	154,492
Time Warner, Inc.
12/15/2043	5.350%	205,000	218,710
Total			699,157
Midstream 0.0%
Enterprise Products Operating LLC
02/15/2045	5.100%	198,000	215,158
02/15/2048	4.250%	252,000	245,402
Kinder Morgan Energy Partners LP
11/01/2042	4.700%	100,000	93,169
03/01/2043	5.000%	400,000	386,708
Kinder Morgan, Inc.
02/15/2046	5.050%	206,000	202,091
MPLX LP
04/15/2048	4.700%	305,000	298,566
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	319,000	284,306
Sunoco Logistics Partners Operations LP
10/01/2047	5.400%	247,000	235,043
Williams Partners LP
09/15/2045	5.100%	156,000	158,645
Total			2,119,088
Natural Gas 0.0%
NiSource, Inc.
02/15/2043	5.250%	250,000	278,900
05/15/2047	4.375%	150,000	151,148
Sempra Energy
06/15/2024	3.550%	300,000	297,721
06/15/2027	3.250%	95,000	90,398
02/01/2028	3.400%	130,000	124,671
Total			942,838
Pharmaceuticals 0.0%
AbbVie, Inc.
05/14/2046	4.450%	310,000	308,528
Allergan Funding SCS
03/15/2025	3.800%	255,000	250,324
03/15/2045	4.750%	104,000	101,810
Amgen, Inc.
06/15/2051	4.663%	465,000	479,961
Celgene Corp.
02/20/2048	4.550%	150,000	147,442

Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2018	3

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund (formerly Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund), March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gilead Sciences, Inc.
03/01/2047	4.150%	275,000	271,836
Johnson & Johnson
01/15/2038	3.400%	190,000	183,803
01/15/2048	3.500%	130,000	124,448
Mylan NV
06/15/2046	5.250%	35,000	35,788
Pfizer, Inc.
12/15/2046	4.125%	185,000	190,688
Total			2,094,628
Property & Casualty 0.0%
CNA Financial Corp.
03/01/2026	4.500%	475,000	492,141
Liberty Mutual Group, Inc.(a)
08/01/2044	4.850%	180,000	187,962
Travelers Companies, Inc. (The)
05/30/2047	4.000%	155,000	154,496
Total			834,599
Railroads 0.0%
Canadian National Railway Co.
02/03/2048	3.650%	65,000	62,805
CSX Corp.
11/01/2046	3.800%	30,000	27,641
03/01/2048	4.300%	30,000	29,915
05/01/2050	3.950%	315,000	291,119
Norfolk Southern Corp.(a)
08/15/2052	4.050%	110,000	106,133
Union Pacific Corp.
10/01/2051	3.799%	295,000	281,153
Total			798,766
Restaurants 0.0%
McDonald’s Corp.
12/09/2045	4.875%	301,000	327,231
Retail REIT 0.0%
Simon Property Group LP
12/01/2027	3.375%	100,000	95,975
Retailers 0.0%
Home Depot, Inc. (The)
06/15/2047	3.900%	135,000	133,989
Lowe’s Companies, Inc.
05/03/2047	4.050%	220,000	217,296
Target Corp.
04/15/2046	3.625%	150,000	136,637
11/15/2047	3.900%	40,000	37,975
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Walmart, Inc.
12/15/2047	3.625%	350,000	340,735
Total			866,632
Supermarkets 0.0%
Kroger Co. (The)
02/01/2047	4.450%	172,000	162,236
01/15/2048	4.650%	153,000	148,688
Total			310,924
Technology 0.0%
Apple, Inc.
02/09/2045	3.450%	496,000	457,393
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	330,000	320,953
01/15/2028	3.500%	105,000	98,660
Intel Corp.
05/11/2047	4.100%	170,000	174,390
Microsoft Corp.
08/08/2046	3.700%	519,000	510,968
02/06/2047	4.250%	206,000	221,840
Oracle Corp.
07/15/2046	4.000%	440,000	435,181
11/15/2047	4.000%	43,000	42,525
QUALCOMM, Inc.
05/20/2047	4.300%	85,000	82,328
Total			2,344,238
Tobacco 0.0%
BAT Capital Corp.(a)
08/15/2047	4.540%	160,000	157,454
Transportation Services 0.0%
ERAC U.S.A. Finance LLC(a)
11/01/2046	4.200%	135,000	127,075
FedEx Corp.
04/01/2046	4.550%	385,000	390,318
United Parcel Service, Inc.
11/15/2047	3.750%	335,000	321,708
Total			839,101
Wireless 0.0%
American Tower Corp.
07/15/2027	3.550%	75,000	71,033
Rogers Communications, Inc.
02/15/2048	4.300%	110,000	110,473
Vodafone Group PLC
02/19/2043	4.375%	55,000	52,032
Total			233,538

4	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund (formerly Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund), March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 0.0%
AT&T, Inc.
06/15/2045	4.350%	1,004,000	917,530
03/01/2047	5.450%	505,000	536,978
Telefonica Emisiones SAU
03/06/2048	4.895%	150,000	152,047
Verizon Communications, Inc.
03/15/2055	4.672%	1,162,000	1,104,466
Total			2,711,021
Total Corporate Bonds & Notes (Cost $42,151,756)			41,828,776

Equity Funds 49.3%
	Shares	Value ($)
International 12.8%
Variable Portfolio – DFA International Value Fund, Class 1 Shares(d)	34,605,893	387,586,002
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(d)	47,481,057	557,902,421
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(d)	31,043,359	379,970,713
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(d)	47,081,729	550,385,414
Total		1,875,844,550
U.S. Large Cap 30.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(d),(e)	16,828,185	362,310,821
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(d),(e)	23,678,835	1,151,264,977
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(d),(e)	14,937,400	369,700,660
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(d),(e)	20,765,538	357,582,571
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(d),(e)	5,264,517	51,171,103
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(d),(e)	10,061,186	241,166,627
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(d),(e)	11,367,027	334,645,281
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(d),(e)	12,580,317	337,404,109
Variable Portfolio – MFS Value Fund, Class 1 Shares(d),(e)	9,600,262	232,230,338
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(d),(e)	20,788,263	417,636,198
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(d),(e)	12,382,075	352,022,378
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(d),(e)	10,309,995	228,675,679
Total		4,435,810,742
U.S. Mid Cap 3.0%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(d),(e)	3,657,399	95,494,696
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares(d),(e)	4,077,123	90,022,879
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(d),(e)	4,786,538	124,449,980
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares(d),(e)	5,483,879	132,819,555
Total		442,787,110
U.S. Small Cap 3.2%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(d),(e)	6,790,111	155,900,946
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(d),(e)	6,959,904	159,451,399
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(d),(e)	5,363,511	147,871,995
Total		463,224,340
Total Equity Funds (Cost $5,613,522,472)		7,217,666,742

Exchange-Traded Funds 6.0%

iShares MSCI EAFE ETF	4,249,292	296,090,667
SPDR S&P 500 ETF Trust	2,190,200	576,351,130
Total Exchange-Traded Funds (Cost $710,539,792)		872,441,797

Fixed-Income Funds 23.9%

Investment Grade 23.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(d)	66,281,278	679,383,095
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(d)	21,179,719	198,242,167
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(d)	34,948,548	357,174,156
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(d)	19,559,961	200,685,198
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(d)	60,694,990	667,644,896

Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2018	5

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund (formerly Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund), March 31, 2018 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(d)	54,966,283	593,086,195
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(d)	62,090,537	650,708,824
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(d)	15,747,277	157,945,193
Total		3,504,869,724
Total Fixed-Income Funds (Cost $3,549,007,836)		3,504,869,724

Residential Mortgage-Backed Securities - Agency 5.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
04/17/2033	2.500%	170,725,000	167,283,833
04/17/2033	3.000%	72,785,000	72,690,234
04/17/2033- 04/12/2048	3.500%	469,400,000	473,125,279
04/12/2048	4.000%	54,000,000	55,414,535
Total Residential Mortgage-Backed Securities - Agency (Cost $764,263,875)			768,513,881
Options Purchased Puts 0.9%
Value ($)
(Cost $152,901,116)	126,839,500

Money Market Funds 19.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(d),(f)	2,783,134,504	2,782,856,191
Total Money Market Funds (Cost $2,783,067,303)		2,782,856,191
Total Investments in Securities (Cost: $13,615,454,150)		15,315,016,611
Other Assets & Liabilities, Net		(681,481,960)
Net Assets		14,633,534,651

At March 31, 2018, securities and/or cash totaling $65,156,842 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
29,351,000 EUR	36,287,962 USD	UBS	04/19/2018	131,849	—
20,153,756 GBP	28,010,738 USD	UBS	04/19/2018	—	(284,232)
36,466,445 USD	29,351,000 EUR	UBS	04/19/2018	—	(310,332)
28,200,806 USD	20,153,756 GBP	UBS	04/19/2018	94,164	—
Total				226,013	(594,564)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
AUD/USD Currency	600	06/2018	USD	46,056,000	—	(1,385,220)
BP Currency	650	06/2018	USD	57,110,625	144,536	—
DAX Index	44	06/2018	EUR	13,331,450	—	(431,641)
Euro FX	200	06/2018	USD	30,896,250	—	(243,240)
FTSE 100 Index	350	06/2018	GBP	24,477,250	—	(592,228)
FTSE/MIB Index	109	06/2018	EUR	11,964,385	—	(230,731)
JPY Currency	865	06/2018	USD	102,107,844	—	(366,781)
S&P 500 E-mini	5,393	06/2018	USD	712,684,950	—	(39,355,310)
S&P 500 Index	244	06/2018	USD	161,223,000	—	(8,900,754)
SPI 200 Index	450	06/2018	AUD	64,530,000	—	(2,075,590)
TOPIX Index	700	06/2018	JPY	11,945,500,000	150,109	—
U.S. Long Bond	1,844	06/2018	USD	273,065,992	5,427,301	—
U.S. Long Bond	5	06/2018	USD	740,418	—	(93)
6	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund (formerly Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund), March 31, 2018 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	3,149	06/2018	USD	383,345,562	2,800,233	—
U.S. Treasury 2-Year Note	1,989	06/2018	USD	422,808,493	69,488	—
U.S. Treasury 5-Year Note	5,615	06/2018	USD	643,798,550	1,970,453	—
U.S. Ultra Bond	856	06/2018	USD	139,605,648	3,350,182	—
Total					13,912,302	(53,581,588)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	(159)	06/2018	EUR	(5,216,790)	123,597	—
Russell 2000 E-mini	(210)	06/2018	USD	(16,077,600)	86,664	—
S&P/TSX 60 Index	(325)	06/2018	CAD	(58,890,000)	265,797	—
U.S. Treasury 10-Year Note	(7)	06/2018	USD	(852,150)	—	(887)
U.S. Treasury 5-Year Note	(3)	06/2018	USD	(343,971)	—	(1,114)
U.S. Ultra Bond	(18)	06/2018	USD	(2,362,735)	—	(31,500)
Total					476,058	(33,501)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	1,095,961,050	4,150	1,950.00	06/2019	27,776,959	18,654,250
S&P 500 Index	Deutsche Bank	USD	924,304,500	3,500	1,900.00	06/2019	20,796,451	13,930,000
S&P 500 Index	Deutsche Bank	USD	660,217,500	2,500	1,850.00	06/2019	13,174,608	8,787,500
S&P 500 Index	Deutsche Bank	USD	1,470,964,590	5,570	2,000.00	12/2019	41,424,321	37,179,750
S&P 500 Index	Deutsche Bank	USD	1,228,004,550	4,650	2,050.00	12/2019	37,865,143	34,968,000
S&P 500 Index	Deutsche Bank	USD	422,539,200	1,600	2,100.00	12/2019	11,863,634	13,320,000
Total							152,901,116	126,839,500
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2018, the value of these securities amounted to $4,728,846, which represents 0.03% of net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(c)	Represents a security purchased on a when-issued basis.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	2,273,252,539	1,043,814,478	(533,932,513)	2,783,134,504	—	(26,585)	(224,866)	9,320,903	2,782,856,191
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	16,888,638	—	(60,453)	16,828,185	—	682,804	(9,731,652)	—	362,310,821
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	24,894,619	—	(1,215,784)	23,678,835	—	26,489,339	(26,015,443)	—	1,151,264,977
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	14,939,051	7,001	(8,652)	14,937,400	—	109,248	(8,312,688)	—	369,700,660
Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2018	7

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund (formerly Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund), March 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	64,826,948	1,454,330	—	66,281,278	—	—	(7,100,008)	—	679,383,095
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	20,918,513	—	(152,975)	20,765,538	—	1,381,755	8,289,305	—	357,582,571
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	20,733,616	446,103	—	21,179,719	—	—	(1,669,947)	—	198,242,167
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	34,175,747	772,801	—	34,948,548	—	—	(13,950,843)	—	357,174,156
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	3,672,308	—	(14,909)	3,657,399	—	93,728	1,087,921	—	95,494,696
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares
	4,067,438	9,844	(159)	4,077,123	—	826	(2,604,093)	—	90,022,879
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	—	5,266,634	(2,117)	5,264,517	—	706	(1,473,049)	—	51,171,103
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	10,099,002	—	(37,816)	10,061,186	—	427,125	(9,465,988)	—	241,166,627
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	6,867,517	—	(77,406)	6,790,111	—	238,533	(625,691)	—	155,900,946
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	19,137,558	422,403	—	19,559,961	—	—	(1,714,514)	—	200,685,198
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares
	59,420,864	1,274,126	—	60,694,990	—	—	(8,898,933)	—	667,644,896
Variable Portfolio – DFA International Value Fund, Class 1 Shares
	34,464,195	353,070	(211,372)	34,605,893	—	(50,061)	(9,446,024)	3,919,072	387,586,002
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares
	47,255,097	339,531	(113,571)	47,481,057	—	255,894	(10,548,847)	3,955,538	557,902,421
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares
	11,447,948	—	(80,921)	11,367,027	—	867,109	1,971,479	—	334,645,281
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	12,671,581	—	(91,264)	12,580,317	—	1,400,842	2,087,345	—	337,404,109
Variable Portfolio – MFS Value Fund, Class 1 Shares
	9,603,942	5,335	(9,015)	9,600,262	—	86,492	(7,464,270)	—	232,230,338
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	20,849,701	—	(61,438)	20,788,263	—	675,045	(8,746,301)	—	417,636,198
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares
	12,500,289	—	(118,214)	12,382,075	—	1,798,244	13,855,522	—	352,022,378
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares
	31,023,296	131,375	(111,312)	31,043,359	—	47,400	(1,551,284)	1,598,836	379,970,713
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	53,682,637	1,283,646	—	54,966,283	—	—	(8,019,130)	—	593,086,195
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	7,042,194	—	(82,290)	6,959,904	—	673,147	6,077,784	—	159,451,399
8	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund (formerly Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund), March 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	5,401,079	—	(37,568)	5,363,511	—	194,356	(2,556,800)	—	147,871,995
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares
	46,884,147	258,990	(61,408)	47,081,729	—	180,284	(10,894,641)	2,894,348	550,385,414
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	10,282,807	28,497	(1,309)	10,309,995	—	10,806	(6,495,598)	—	228,675,679
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares
	60,643,720	1,446,817	—	62,090,537	—	—	(8,441,284)	—	650,708,824
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares
	4,791,161	49	(4,672)	4,786,538	—	33,025	(1,323,664)	—	124,449,980
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares
	15,383,967	363,310	—	15,747,277	—	—	(458,940)	—	157,945,193
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares
	5,511,071	—	(27,192)	5,483,879	—	168,436	4,188,695	—	132,819,555
Total					—	35,738,498	(130,176,447)	21,688,697	13,505,392,657

(e)	Non-income producing investment.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2018.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2018	9

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund (formerly Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund), March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	41,828,776	—	—	41,828,776
Equity Funds	—	—	—	7,217,666,742	7,217,666,742
Exchange-Traded Funds	872,441,797	—	—	—	872,441,797
Fixed-Income Funds	—	—	—	3,504,869,724	3,504,869,724
Residential Mortgage-Backed Securities - Agency	—	768,513,881	—	—	768,513,881
Options Purchased Puts	126,839,500	—	—	—	126,839,500
Money Market Funds	—	—	—	2,782,856,191	2,782,856,191
Total Investments in Securities	999,281,297	810,342,657	—	13,505,392,657	15,315,016,611
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	226,013	—	—	226,013
Futures Contracts	14,388,360	—	—	—	14,388,360
Liability
Forward Foreign Currency Exchange Contracts	—	(594,564)	—	—	(594,564)
Futures Contracts	(53,615,089)	—	—	—	(53,615,089)
Total	960,054,568	809,974,106	—	13,505,392,657	15,275,421,331
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
10	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Consumer Discretionary 13.3%
Auto Components 1.8%
Cooper-Standard Holding, Inc.(a)	32,453	3,985,553
Dana, Inc.	51,500	1,326,640
Dorman Products, Inc.(a)	79,238	5,246,348
LCI Industries	18,231	1,898,758
Tenneco, Inc.	106,110	5,822,256
Total		18,279,555
Automobiles 0.3%
Winnebago Industries, Inc.	77,300	2,906,480
Distributors 0.1%
Pool Corp.	10,464	1,530,046
Diversified Consumer Services 1.5%
Adtalem Global Education, Inc.(a)	133,084	6,328,144
Bright Horizons Family Solutions, Inc.(a)	20,892	2,083,351
Grand Canyon Education, Inc.(a)	21,000	2,203,320
Sotheby’s (a)	57,400	2,945,194
Weight Watchers International, Inc.(a)	40,400	2,574,288
Total		16,134,297
Hotels, Restaurants & Leisure 2.6%
Bloomin’ Brands, Inc.	78,000	1,893,840
Brinker International, Inc.	18,800	678,680
Cracker Barrel Old Country Store, Inc.	20,300	3,231,760
Dave & Buster’s Entertainment, Inc.(a)	63,089	2,633,335
Extended Stay America, Inc.	136,188	2,692,437
Papa John’s International, Inc.	26,041	1,492,149
Red Robin Gourmet Burgers, Inc.(a)	47,636	2,762,888
Red Rock Resorts, Inc., Class A	32,500	951,600
Ruth’s Hospitality Group, Inc.	152,500	3,728,625
Sonic Corp.	82,400	2,078,952
Texas Roadhouse, Inc.	46,476	2,685,383
Wingstop, Inc.	36,518	1,724,745
Total		26,554,394
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 1.3%
Cavco Industries, Inc.(a)	7,172	1,246,135
D.R. Horton, Inc.	42,000	1,841,280
iRobot Corp.(a)	30,588	1,963,444
La-Z-Boy, Inc.	116,100	3,477,195
William Lyon Homes, Inc., Class A(a)	84,639	2,326,726
Zagg, Inc.(a)	182,900	2,231,380
Total		13,086,160
Internet & Direct Marketing Retail 0.3%
PetMed Express, Inc.	77,900	3,252,325
Leisure Products 0.5%
Brunswick Corp.	26,137	1,552,276
MCBC Holdings, Inc.(a)	56,615	1,426,698
Sturm Ruger & Co., Inc.	41,900	2,199,750
Total		5,178,724
Media 0.9%
Entravision Communications Corp., Class A	567,800	2,668,660
Gannett Co., Inc.	344,000	3,433,120
Gray Television, Inc.(a)	99,000	1,257,300
Nexstar Media Group, Inc., Class A	26,500	1,762,250
Total		9,121,330
Specialty Retail 3.0%
Aaron’s, Inc.	35,500	1,654,300
American Eagle Outfitters, Inc.	105,000	2,092,650
Buckle, Inc. (The)	35,200	779,680
Camping World Holdings, Inc., Class A	25,804	832,179
Children’s Place, Inc. (The)	16,300	2,204,575
Finish Line, Inc., Class A (The)	245,500	3,324,070
Five Below, Inc.(a)	46,349	3,399,236
Foot Locker, Inc.	35,000	1,593,900
Genesco, Inc.(a)	49,500	2,009,700
Hibbett Sports, Inc.(a)	114,500	2,742,275
Monro, Inc.	23,559	1,262,762
Restoration Hardware Holdings, Inc.(a)	43,900	4,182,792
Sleep Number Corp.(a)	104,600	3,676,690
Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tailored Brands, Inc.	32,600	816,956
Tilly’s, Inc.	66,200	748,060
Total		31,319,825
Textiles, Apparel & Luxury Goods 1.0%
Deckers Outdoor Corp.(a)	46,800	4,213,404
Movado Group, Inc.	116,300	4,465,920
Skechers U.S.A., Inc., Class A(a)	43,500	1,691,715
Total		10,371,039
Total Consumer Discretionary		137,734,175
Consumer Staples 2.8%
Beverages 0.4%
Boston Beer Co., Inc. (The), Class A(a)	14,200	2,684,510
MGP Ingredients, Inc.	14,497	1,298,786
Total		3,983,296
Food & Staples Retailing 0.7%
Ingles Markets, Inc., Class A	28,700	971,495
SUPERVALU, Inc.(a)	67,353	1,025,786
United Natural Foods, Inc.(a)	111,000	4,766,340
Total		6,763,621
Food Products 1.0%
Hain Celestial Group, Inc. (The)(a)	39,000	1,250,730
Hostess Brands, Inc.(a)	84,397	1,248,232
John B. Sanfilippo & Son, Inc.	44,500	2,575,215
Post Holdings, Inc.(a)	26,000	1,969,760
Sanderson Farms, Inc.	29,515	3,512,875
Total		10,556,812
Household Products 0.3%
Central Garden & Pet Co.(a)	41,000	1,763,000
Central Garden & Pet Co., Class A(a)	9,900	392,139
WD-40 Co.	10,793	1,421,438
Total		3,576,577
Personal Products 0.4%
Inter Parfums, Inc.	37,663	1,775,811
Usana Health Sciences, Inc.(a)	27,070	2,325,313
Total		4,101,124
Total Consumer Staples		28,981,430
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 4.2%
Energy Equipment & Services 1.8%
Archrock, Inc.	279,600	2,446,500
Core Laboratories NV	15,859	1,716,261
Exterran Corp.(a)	101,500	2,710,050
FTS International, Inc.(a)	48,900	899,271
Helmerich & Payne, Inc.	25,500	1,697,280
McDermott International, Inc.(a)	362,600	2,208,234
Patterson-UTI Energy, Inc.	84,000	1,470,840
Rowan Companies PLC, Class A(a)	260,400	3,005,016
TechnipFMC PLC	55,000	1,619,750
Transocean Ltd.(a)	95,000	940,500
Total		18,713,702
Oil, Gas & Consumable Fuels 2.4%
Arch Coal, Inc.	29,500	2,710,460
Callon Petroleum Co.(a)	137,000	1,813,880
Cimarex Energy Co.	12,000	1,122,000
CVR Energy, Inc.	95,000	2,870,900
Par Pacific Holdings, Inc.(a)	87,800	1,507,526
PBF Energy, Inc., Class A	33,500	1,135,650
PDC Energy, Inc.(a)	35,150	1,723,405
Peabody Energy Corp.	27,000	985,500
REX American Resources Corp.(a)	35,443	2,580,250
SRC Energy, Inc.(a)	230,000	2,168,900
Ultra Petroleum Corp.(a)	428,300	1,786,011
W&T Offshore, Inc.(a)	455,100	2,016,093
WPX Energy, Inc.(a)	184,000	2,719,520
Total		25,140,095
Total Energy		43,853,797
Financials 18.8%
Banks 8.5%
BancFirst Corp.	22,500	1,194,750
Bancorp, Inc. (The)(a)	186,700	2,016,360
Bank of the Ozarks	39,500	1,906,665
Cathay General Bancorp	98,400	3,934,032
Customers Bancorp, Inc.(a)	109,010	3,177,641
Eagle Bancorp, Inc.(a)	23,000	1,376,550
East West Bancorp, Inc.	49,000	3,064,460

2	Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Enterprise Financial Services Corp.	29,200	1,369,480
First BanCorp(a)	139,200	837,984
First Busey Corp.	107,235	3,187,024
First Citizens BancShares Inc., Class A	10,450	4,318,358
First Financial Bancorp	128,600	3,774,410
First Merchants Corp.	75,100	3,131,670
Great Southern Bancorp, Inc.	35,260	1,761,237
Green Bancorp, Inc.(a)	45,200	1,005,700
Hancock Holding Co.	133,900	6,922,630
Heritage Financial Corp.	103,200	3,157,920
Hope Bancorp, Inc.	164,900	2,999,531
Huntington Bancshares, Inc.	174,000	2,627,400
International Bancshares Corp.	71,665	2,787,769
Lakeland Financial Corp.	56,552	2,614,399
LegacyTexas Financial Group, Inc.	31,111	1,332,173
OFG Bancorp	89,200	932,140
Popular, Inc.	60,000	2,497,200
Preferred Bank/Los Angeles	56,200	3,608,040
Prosperity Bancshares, Inc.	38,000	2,759,940
S&T Bancorp, Inc.	86,000	3,434,840
Sandy Spring Bancorp, Inc.	56,636	2,195,211
TCF Financial Corp.	78,500	1,790,585
Trico Bancshares	57,099	2,125,225
Triumph Bancorp, Inc.(a)	38,600	1,590,320
UMB Financial Corp.	22,700	1,643,253
Valley National Bancorp	122,000	1,520,120
Western Alliance Bancorp(a)	25,500	1,481,805
Zions Bancorporation	68,000	3,585,640
Total		87,662,462
Capital Markets 2.5%
Ares Management LP	61,305	1,311,927
BrightSphere Investment Group PLC	157,280	2,478,733
Cohen & Steers, Inc.	82,200	3,342,252
E*TRADE Financial Corp.(a)	70,500	3,906,405
Hamilton Lane, Inc., Class A	57,993	2,159,079
Houlihan Lokey, Inc.	156,673	6,987,616
Moelis & Co., ADR, Class A	43,000	2,186,550
Common Stocks (continued)
Issuer	Shares	Value ($)
Stifel Financial Corp.	28,500	1,688,055
Waddell & Reed Financial, Inc., Class A	120,100	2,427,221
Total		26,487,838
Consumer Finance 1.3%
Encore Capital Group, Inc.(a)	34,500	1,559,400
FirstCash, Inc.	32,880	2,671,500
Green Dot Corp., Class A(a)	63,100	4,048,496
Nelnet, Inc., Class A	60,065	3,148,007
SLM Corp.(a)	192,000	2,152,320
Total		13,579,723
Insurance 2.1%
American Equity Investment Life Holding Co.	180,500	5,299,480
Athene Holding Ltd., Class A(a)	36,400	1,740,284
CNO Financial Group, Inc.	268,000	5,807,560
Everest Re Group Ltd.	10,000	2,568,200
Health Insurance Innovations, Inc., Class A(a)	43,000	1,242,700
MBIA, Inc.(a)	227,000	2,102,020
Third Point Reinsurance Ltd.(a)	38,600	538,470
Universal Insurance Holdings, Inc.	86,748	2,767,261
Total		22,065,975
Mortgage Real Estate Investment Trusts (REITS) 0.9%
AG Mortgage Investment Trust, Inc.	29,600	514,152
ARMOUR Residential REIT, Inc.	115,200	2,681,856
Invesco Mortgage Capital, Inc.	215,400	3,528,252
New Residential Investment Corp.	84,000	1,381,800
Starwood Property Trust, Inc.	46,000	963,700
Total		9,069,760
Thrifts & Mortgage Finance 3.5%
BofI Holding, Inc.(a)	72,000	2,918,160
Essent Group Ltd.(a)	98,400	4,187,904
Federal Agricultural Mortgage Corp.	42,800	3,724,456
Flagstar Bancorp, Inc.(a)	131,000	4,637,400
Merchants Bancorp	50,970	1,095,855
MGIC Investment Corp.(a)	491,157	6,385,041
OceanFirst Financial Corp.	70,884	1,896,147
Radian Group, Inc.	126,400	2,406,656

Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Walker & Dunlop, Inc.	98,900	5,876,638
Washington Federal, Inc.	80,660	2,790,836
Total		35,919,093
Total Financials		194,784,851
Health Care 16.5%
Biotechnology 5.3%
Adaptimmune Therapeutics PLC, ADR(a)	90,300	1,014,069
Agios Pharmaceuticals, Inc.(a)	28,036	2,292,784
Alder Biopharmaceuticals, Inc.(a)	183,204	2,326,691
Amicus Therapeutics, Inc.(a)	92,000	1,383,680
Atara Biotherapeutics, Inc.(a)	76,400	2,979,600
bluebird bio, Inc.(a)	20,250	3,457,687
Blueprint Medicines Corp.(a)	21,200	1,944,040
Clovis Oncology, Inc.(a)	52,106	2,751,197
Coherus Biosciences, Inc.(a)	35,645	393,877
Dynavax Technologies Corp.(a)	85,315	1,693,503
Eagle Pharmaceuticals, Inc.(a)	7,500	395,175
Genomic Health, Inc.(a)	44,313	1,386,554
Global Blood Therapeutics, Inc.(a)	17,000	821,100
Immunomedics, Inc.(a)	170,300	2,488,083
Insmed, Inc.(a)	69,427	1,563,496
Jounce Therapeutics, Inc.(a)	71,802	1,604,775
Keryx Biopharmaceuticals, Inc.(a)	207,190	847,407
Ligand Pharmaceuticals, Inc.(a)	17,376	2,869,820
Loxo Oncology, Inc.(a)	32,986	3,805,595
MacroGenics, Inc.(a)	73,806	1,856,959
Nightstar Therapeutics PLC, ADR(a)	73,811	1,060,664
OncoMed Pharmaceuticals, Inc.(a)	209,000	664,620
Ovid Therapeutics, Inc.(a)	142,472	1,007,277
Puma Biotechnology, Inc.(a)	41,240	2,806,382
Repligen Corp.(a)	47,500	1,718,550
Sage Therapeutics, Inc.(a)	20,885	3,363,947
Sarepta Therapeutics(a)	18,600	1,378,074
Spark Therapeutics, Inc.(a)	34,462	2,294,824
TESARO, Inc.(a)	35,745	2,042,469
Ultragenyx Pharmaceutical, Inc.(a)	19,218	979,926
Total		55,192,825
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 4.4%
Analogic Corp.	42,310	4,057,529
Angiodynamics, Inc.(a)	138,900	2,396,025
Anika Therapeutics, Inc.(a)	47,526	2,362,993
Atrion Corp.	4,575	2,888,198
AxoGen, Inc.(a)	61,632	2,249,568
Haemonetics Corp.(a)	84,596	6,189,043
Integer Holdings Corp.(a)	72,600	4,105,530
iRhythm Technologies, Inc.(a)	39,404	2,480,482
Lantheus Holdings, Inc.(a)	204,655	3,254,015
LeMaitre Vascular, Inc.	30,040	1,088,349
Masimo Corp.(a)	30,479	2,680,628
Merit Medical Systems, Inc.(a)	37,000	1,677,950
Orthofix International NV(a)	25,818	1,517,582
Penumbra, Inc.(a)	17,500	2,023,875
Sientra, Inc.(a)	164,923	1,593,156
Tactile Systems Technology, Inc.(a)	35,974	1,143,973
Teleflex, Inc.	9,200	2,345,816
Varex Imaging Corp.(a)	36,500	1,305,970
Total		45,360,682
Health Care Providers & Services 3.5%
Almost Family, Inc.(a)	38,000	2,128,000
Amedisys, Inc.(a)	24,137	1,456,427
AMN Healthcare Services, Inc.(a)	45,828	2,600,739
Chemed Corp.	6,300	1,719,018
HealthEquity, Inc.(a)	46,128	2,792,589
HealthSouth Corp.	54,936	3,140,691
Magellan Health, Inc.(a)	24,100	2,581,110
Molina Healthcare, Inc.(a)	69,629	5,652,482
Providence Service Corp. (The)(a)	56,000	3,871,840
RadNet, Inc.(a)	68,100	980,640
Tivity Health, Inc.(a)	153,351	6,080,367
Triple-S Management Corp., Class B(a)	131,390	3,434,535
Total		36,438,438

4	Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.0%
Cambrex Corp.(a)	56,554	2,957,774
Medpace Holdings, Inc.(a)	74,500	2,600,795
Pra Health Sciences, Inc.(a)	53,150	4,409,324
Total		9,967,893
Pharmaceuticals 2.3%
Aerie Pharmaceuticals, Inc.(a)	35,550	1,928,587
Corcept Therapeutics, Inc.(a)	216,300	3,558,135
Horizon Pharma PLC(a)	128,000	1,817,600
Impax Laboratories, Inc.(a)	101,000	1,964,450
Innoviva, Inc.(a)	84,200	1,403,614
Lannett Co., Inc.(a)	188,800	3,030,240
Nektar Therapeutics(a)	9,100	966,966
Odonate Therapeutics, Inc.(a)	60,200	1,275,036
Optinose, Inc.(a)	83,531	1,672,291
Pacira Pharmaceuticals, Inc.(a)	46,000	1,432,900
Phibro Animal Health Corp., Class A	81,700	3,243,490
Supernus Pharmaceuticals, Inc.(a)	40,535	1,856,503
Total		24,149,812
Total Health Care		171,109,650
Industrials 13.9%
Aerospace & Defense 0.7%
Curtiss-Wright Corp.	51,200	6,915,584
Air Freight & Logistics 0.4%
Forward Air Corp.	28,900	1,527,654
XPO Logistics, Inc.(a)	26,000	2,647,060
Total		4,174,714
Airlines 0.3%
Hawaiian Holdings, Inc.	26,000	1,006,200
Skywest, Inc.	39,500	2,148,800
Total		3,155,000
Building Products 0.9%
American Woodmark Corp.(a)	18,587	1,829,890
Armstrong World Industries, Inc.(a)	32,000	1,801,600
Caesarstone Ltd.	73,100	1,436,415
Continental Building Product(a)	140,640	4,015,272
Total		9,083,177
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 2.7%
ABM Industries, Inc.	29,000	970,920
ACCO Brands Corp.	264,200	3,315,710
Brady Corp., Class A	10,700	397,505
Brink’s Co. (The)	42,236	3,013,539
Deluxe Corp.	31,500	2,331,315
Essendant, Inc.	243,100	1,896,180
Healthcare Services Group, Inc.	35,912	1,561,454
Knoll, Inc.	96,311	1,944,519
MSA Safety, Inc.	49,000	4,078,760
Quad/Graphics, Inc.	122,300	3,100,305
SP Plus Corp.(a)	82,200	2,926,320
Unifirst Corp.	13,827	2,235,134
Total		27,771,661
Construction & Engineering 1.5%
Comfort Systems U.S.A., Inc.	29,600	1,221,000
EMCOR Group, Inc.	59,200	4,613,456
Granite Construction, Inc.	37,500	2,094,750
KBR, Inc.	132,000	2,137,080
MasTec, Inc.(a)	42,500	1,999,625
Primoris Services Corp.	133,300	3,329,834
Total		15,395,745
Electrical Equipment 0.6%
Atkore International Group, Inc.(a)	136,800	2,715,480
Generac Holdings, Inc.(a)	85,200	3,911,532
Total		6,627,012
Machinery 3.8%
Alamo Group, Inc.	32,700	3,593,730
Barnes Group, Inc.	65,437	3,919,022
Briggs & Stratton Corp.	47,500	1,016,975
ESCO Technologies, Inc.	34,422	2,015,408
Global Brass & Copper Holdings, Inc.	106,600	3,565,770
Harsco Corp.(a)	159,300	3,289,545
Hillenbrand, Inc.	86,600	3,974,940
Hyster-Yale Materials Handling, Inc.	6,300	440,559
Kadant, Inc.	30,200	2,853,900
Kennametal, Inc.	47,500	1,907,600
Navistar International Corp.(a)	45,500	1,591,135

Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oshkosh Corp.	28,000	2,163,560
RBC Bearings, Inc.(a)	16,000	1,987,200
SPX FLOW, Inc.(a)	55,600	2,734,964
Toro Co. (The)	16,712	1,043,665
Wabash National Corp.	141,730	2,949,401
Watts Water Technologies, Inc., Class A	6,500	505,050
Total		39,552,424
Professional Services 1.0%
Exponent, Inc.	14,500	1,140,425
ICF International, Inc.	42,809	2,502,186
Korn/Ferry International	39,203	2,022,483
RPX Corp.	305,465	3,265,421
Wageworks, Inc.(a)	23,190	1,048,188
Total		9,978,703
Road & Rail 1.0%
ArcBest Corp.	108,080	3,463,964
Hertz Global Holdings, Inc.(a)	80,000	1,588,000
Knight-Swift Transportation Holdings, Inc.	34,000	1,564,340
Saia, Inc.(a)	56,460	4,242,969
Total		10,859,273
Trading Companies & Distributors 1.0%
Applied Industrial Technologies, Inc.	59,885	4,365,616
Beacon Roofing Supply, Inc.(a)	67,600	3,587,532
SiteOne Landscape Supply, Inc.(a)	23,002	1,772,074
Triton International Ltd.	39,300	1,202,580
Total		10,927,802
Total Industrials		144,441,095
Information Technology 16.4%
Communications Equipment 1.3%
CalAmp Corp.(a)	140,500	3,214,640
Ciena Corp.(a)	40,000	1,036,000
Comtech Telecommunications Corp.	129,200	3,861,788
Extreme Networks, Inc.(a)	80,000	885,600
Netscout Systems, Inc.(a)	143,200	3,773,320
Oclaro, Inc.(a)	130,500	1,247,580
Total		14,018,928
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 2.4%
Anixter International, Inc.(a)	33,800	2,560,350
AVX Corp.	24,700	408,785
Benchmark Electronics, Inc.	116,200	3,468,570
ePlus, Inc.(a)	4,400	341,880
II-VI, Inc.(a)	71,278	2,915,270
KEMET Corp.(a)	179,900	3,261,587
Methode Electronics, Inc.	8,100	316,710
Rogers Corp.(a)	14,400	1,721,376
Sanmina Corp.(a)	21,665	566,540
Scansource, Inc.(a)	13,000	462,150
Tech Data Corp.(a)	45,000	3,830,850
TTM Technologies, Inc.(a)	120,075	1,835,947
Vishay Intertechnology, Inc.	200,300	3,725,580
Total		25,415,595
Internet Software & Services 2.9%
Alteryx, Inc., Class A(a)	104,968	3,583,607
Apptio, Inc., Class A(a)	65,590	1,858,820
Etsy, Inc.(a)	41,200	1,156,072
j2 Global, Inc.	51,550	4,068,326
Mimecast Ltd.(a)	78,976	2,798,120
MINDBODY, Inc., Class A(a)	45,728	1,778,819
New Relic, Inc.(a)	40,500	3,001,860
Q2 Holdings, Inc.(a)	30,212	1,376,157
Stamps.com, Inc.(a)	22,000	4,423,100
Web.com Group, Inc.(a)	161,700	2,926,770
XO Group, Inc.(a)	20,200	419,150
Yelp, Inc.(a)	61,500	2,567,625
Total		29,958,426
IT Services 1.9%
Booz Allen Hamilton Holdings Corp.	61,500	2,381,280
CACI International, Inc., Class A(a)	9,500	1,437,825
CoreLogic, Inc.(a)	25,859	1,169,603
CSG Systems International, Inc.	42,300	1,915,767
MAXIMUS, Inc.	90,042	6,009,403
Pagseguro Digital Ltd., Class A(a)	49,000	1,877,680
Perficient, Inc.(a)	22,300	511,116
Syntel, Inc.(a)	20,400	520,812

6	Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Travelport Worldwide Ltd.	28,500	465,690
TTEC Holdings, Inc.	71,200	2,185,840
WNS Holdings Ltd., ADR(a)	30,979	1,404,278
Total		19,879,294
Semiconductors & Semiconductor Equipment 4.3%
Advanced Energy Industries, Inc.(a)	35,770	2,285,703
Ambarella, Inc.(a)	38,320	1,877,297
Amkor Technology, Inc.(a)	349,970	3,545,196
Brooks Automation, Inc.	59,085	1,600,022
Cabot Microelectronics Corp.	29,302	3,138,537
Cirrus Logic, Inc.(a)	73,700	2,994,431
Cypress Semiconductor Corp.	153,000	2,594,880
Diodes, Inc.(a)	117,125	3,567,627
Formfactor, Inc.(a)	229,500	3,132,675
Ichor Holdings Ltd.(a)	33,000	798,930
Inphi Corp.(a)	51,685	1,555,718
Kulicke & Soffa Industries, Inc.(a)	60,000	1,500,600
Marvell Technology Group Ltd.	127,000	2,667,000
Monolithic Power Systems, Inc.	22,728	2,631,221
ON Semiconductor Corp.(a)	87,000	2,128,020
Rudolph Technologies, Inc.(a)	60,500	1,675,850
Semtech Corp.(a)	39,332	1,535,915
Synaptics, Inc.(a)	84,000	3,841,320
Xcerra Corp.(a)	99,611	1,160,468
Total		44,231,410
Software 3.5%
Aspen Technology, Inc.(a)	94,938	7,489,659
Avaya Holdings Corp.(a)	27,400	613,760
Blackline, Inc.(a)	44,881	1,759,784
CyberArk Software Ltd.(a)	34,706	1,770,700
Ebix, Inc.	16,800	1,251,600
Imperva, Inc.(a)	83,300	3,606,890
MicroStrategy, Inc., Class A(a)	25,700	3,315,043
Paycom Software, Inc.(a)	30,400	3,264,656
Paylocity Holding Corp.(a)	48,200	2,469,286
Progress Software Corp.	86,900	3,341,305
Qualys, Inc.(a)	32,281	2,348,443
Take-Two Interactive Software, Inc.(a)	15,500	1,515,590
VASCO Data Security International, Inc.(a)	76,400	989,380
Common Stocks (continued)
Issuer	Shares	Value ($)
Verint Systems, Inc.(a)	19,200	817,920
Zscaler, Inc.(a)	44,786	1,257,143
Total		35,811,159
Technology Hardware, Storage & Peripherals 0.1%
Electronics for Imaging, Inc.(a)	29,300	800,769
Total Information Technology		170,115,581
Materials 3.6%
Chemicals 1.7%
Ferro Corp.(a)	17,000	394,740
Huntsman Corp.	53,000	1,550,250
Innospec, Inc.	10,025	687,715
Kronos Worldwide, Inc.	105,900	2,393,340
Olin Corp.	61,000	1,853,790
Orion Engineered Carbons SA	181,733	4,924,964
Quaker Chemical Corp.	9,140	1,353,908
Trinseo SA	56,000	4,146,800
Total		17,305,507
Metals & Mining 1.1%
Allegheny Technologies, Inc.(a)	58,000	1,373,440
Materion Corp.	72,455	3,698,828
Schnitzer Steel Industries, Inc., Class A	20,800	672,880
United States Steel Corp.	62,000	2,181,780
Warrior Met Coal, Inc.	122,500	3,431,225
Total		11,358,153
Paper & Forest Products 0.8%
Boise Cascade Co.	89,100	3,439,260
Louisiana-Pacific Corp.	153,100	4,404,687
Verso Corp., Class A(a)	26,900	452,996
Total		8,296,943
Total Materials		36,960,603
Real Estate 5.6%
Equity Real Estate Investment Trusts (REITS) 5.0%
Alexandria Real Estate Equities, Inc.	22,000	2,747,580
American Assets Trust, Inc.	25,935	866,488
CareTrust REIT, Inc.	98,400	1,318,560
Chesapeake Lodging Trust	50,000	1,390,500
CoreCivic, Inc.	57,040	1,113,421
CorEnergy Infrastructure Trust, Inc.	92,694	3,479,733

Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Coresite Realty Corp.	15,247	1,528,664
DiamondRock Hospitality Co.	246,200	2,570,328
EastGroup Properties, Inc.	11,200	925,792
First Industrial Realty Trust, Inc.	81,000	2,367,630
Four Corners Property Trust, Inc.	14,600	337,114
Highwoods Properties, Inc.	24,000	1,051,680
Hospitality Properties Trust	63,000	1,596,420
Hudson Pacific Properties, Inc.	42,000	1,366,260
Investors Real Estate Trust	87,700	455,163
Lexington Realty Trust	192,000	1,511,040
Mack-Cali Realty Corp.	41,000	685,110
Mid-America Apartment Communities, Inc.	13,900	1,268,236
National Health Investors, Inc.	58,100	3,909,549
Pebblebrook Hotel Trust	108,100	3,713,235
PotlatchDeltic Corp.	6,300	327,915
Preferred Apartment Communities, Inc., Class A	55,000	780,450
PS Business Parks, Inc.	47,725	5,394,834
Ryman Hospitality Properties, Inc.	23,965	1,856,089
Summit Hotel Properties, Inc.	19,805	269,546
Sun Communities, Inc.	21,600	1,973,592
Tier REIT, Inc.	93,500	1,727,880
UMH Properties, Inc.	90,841	1,218,178
Washington Prime Group, Inc.	95,800	638,986
Xenia Hotels & Resorts, Inc.	186,100	3,669,892
Total		52,059,865
Real Estate Management & Development 0.6%
Altisource Portfolio Solutions SA(a)	17,600	467,456
Colliers International Group, Inc.	26,065	1,810,215
HFF, Inc., Class A	73,300	3,643,010
Total		5,920,681
Total Real Estate		57,980,546
Telecommunication Services 0.6%
Diversified Telecommunication Services 0.2%
ATN International, Inc.	5,500	327,910
Vonage Holdings Corp.(a)	128,000	1,363,200
Total		1,691,110
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.4%
Boingo Wireless, Inc.(a)	190,800	4,726,116
Total Telecommunication Services		6,417,226
Utilities 2.8%
Electric Utilities 1.2%
Allete, Inc.	29,000	2,095,250
Alliant Energy Corp.	38,000	1,552,680
El Paso Electric Co.	35,200	1,795,200
IDACORP, Inc.	6,000	529,620
Pinnacle West Capital Corp.	31,500	2,513,700
PNM Resources, Inc.	9,500	363,375
Portland General Electric Co.	87,900	3,560,829
Total		12,410,654
Gas Utilities 0.9%
Chesapeake Utilities Corp.	38,430	2,703,551
New Jersey Resources Corp.	57,000	2,285,700
South Jersey Industries, Inc.	56,000	1,576,960
Southwest Gas Holdings, Inc.	45,895	3,103,879
Total		9,670,090
Independent Power and Renewable Electricity Producers 0.3%
Ormat Technologies, Inc.	49,100	2,768,258
Multi-Utilities 0.2%
CMS Energy Corp.	34,000	1,539,860
Water Utilities 0.2%
SJW Corp.	41,075	2,165,063
Total Utilities		28,553,925
Total Common Stocks (Cost $910,035,101)		1,020,932,879

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(b),(c)	16,547,280	16,545,625
Total Money Market Funds (Cost $16,545,758)		16,545,625
Total Investments in Securities (Cost: $926,580,859)		1,037,478,504
Other Assets & Liabilities, Net		(941,934)
Net Assets		1,036,536,570

At March 31, 2018, securities and/or cash totaling $402,500 were pledged as collateral.
8	Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2018 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 E-mini	115	06/2018	USD	8,804,400	—	(310,395)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	13,034,893	58,837,770	(55,325,383)	16,547,280	(413)	(525)	65,219	16,545,625
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	137,734,175	—	—	—	137,734,175
Consumer Staples	28,981,430	—	—	—	28,981,430
Energy	43,853,797	—	—	—	43,853,797
Financials	194,784,851	—	—	—	194,784,851
Health Care	171,109,650	—	—	—	171,109,650
Industrials	144,441,095	—	—	—	144,441,095
Information Technology	170,115,581	—	—	—	170,115,581
Materials	36,960,603	—	—	—	36,960,603
Real Estate	57,980,546	—	—	—	57,980,546
Telecommunication Services	6,417,226	—	—	—	6,417,226
Utilities	28,553,925	—	—	—	28,553,925
Total Common Stocks	1,020,932,879	—	—	—	1,020,932,879
Money Market Funds	—	—	—	16,545,625	16,545,625
Total Investments in Securities	1,020,932,879	—	—	16,545,625	1,037,478,504
Investments in Derivatives
Liability
Futures Contracts	(310,395)	—	—	—	(310,395)
Total	1,020,622,484	—	—	16,545,625	1,037,168,109
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
10	Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2018

Portfolio of Investments
CTIVPSM – American Century Diversified Bond Fund (formerly Variable Portfolio – American Century Diversified Bond Fund), March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 5.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Atrium XIII(a),(b)
Series 2013A Class A1
3-month USD LIBOR + 1.180% 11/21/2030	2.752%	7,400,000	7,439,538
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2013-1A Class A
09/20/2019	1.920%	11,196,000	11,175,320
Series 2014-1A Class A
07/20/2020	2.460%	15,000,000	14,941,978
BRE Grand Islander Timeshare Issuer LLC(a)
Series 2017-1A Class A
05/25/2029	2.940%	6,105,888	5,981,448
Carlyle Global Market Strategies CLO Ltd.(a),(b),(c),(d)
Series 2014-1A Class A1R2
3-month USD LIBOR + 1.180% 04/17/2031	2.925%	5,750,000	5,750,000
CBAM Ltd.(a),(b),(c)
Series 2018-5A Class A
3-month USD LIBOR + 1.020% 04/17/2031	2.500%	5,250,000	5,250,000
Series 2018-5A Class B1
3-month USD LIBOR + 1.400% 04/17/2031	3.250%	5,250,000	5,250,000
CIFC Funding Ltd.(a),(b),(c),(d)
Series 2013-3RA Class A2
3-month USD LIBOR + 1.400% 04/24/2031	3.000%	5,125,000	5,122,437
Dryden 41 Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month USD LIBOR + 0.970% 04/15/2031	2.274%	5,700,000	5,699,989
Dryden Senior Loan Fund(a),(b),(c),(d)
Series 2018-64A Class B
3-month USD LIBOR + 1.650% 04/18/2031	3.000%	13,275,000	13,275,000
Enterprise Fleet Financing LLC(a)
Series 2017-2 Class A2
01/20/2023	1.970%	15,475,000	15,356,076
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hertz Fleet Lease Funding LP(a),(b)
Series 2016-1 Class A1
1-month USD LIBOR + 1.100% 04/10/2030	2.840%	6,162,623	6,199,313
Hertz Vehicle Financing LLC(a)
Series 2013-1A Class A2
08/25/2019	1.830%	3,875,000	3,867,035
Hilton Grand Vacations Trust(a)
Series 2013-A Class A
01/25/2026	2.280%	2,221,313	2,197,826
Series 2014-AA Class A
11/25/2026	1.770%	3,874,190	3,787,026
Series 2014-AA Class B
11/25/2026	2.070%	1,983,354	1,952,267
Series 2017-AA Class A
12/26/2028	2.660%	5,480,726	5,401,332
Invitation Homes Trust(a),(b)
Series 2018-SFR1 Class B
1-month USD LIBOR + 0.950% 03/17/2037	2.518%	9,425,000	9,454,458
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	3,444,460	3,407,955
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	5,719,102	5,662,627
Sierra Timeshare Receivables Funding LLC(a)
Series 2014-1 Class A
03/20/2030	2.070%	3,739,471	3,725,603
Series 2015-1A Class A
03/22/2032	2.400%	4,476,336	4,394,951
Series 2015-2A Class A
06/20/2032	2.430%	3,651,586	3,620,079
Series 2016-2A Class A
07/20/2033	2.330%	5,262,448	5,162,472
Symphony CLO XIX Ltd.(a),(b),(c),(d),(e)
Series 2018-19A Class A
3-month USD LIBOR + 0.960% 04/16/2031	2.800%	12,750,000	12,750,000
U.S. Airways Pass-Through Trust
Series 2013-1 Class A
11/15/2025	3.950%	1,305,840	1,313,527
CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018	11

Portfolio of Investments  (continued)
CTIVPSM – American Century Diversified Bond Fund (formerly Variable Portfolio – American Century Diversified Bond Fund), March 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Voya CLO Ltd.(a),(b),(c)
Series 2013-2A Class A2AR
3-month USD LIBOR + 1.400% 04/25/2031	3.000%	8,050,000	8,050,000
VSE Mortgage LLC(a)
Subordinated Series 2017-A Class B
03/20/2035	2.630%	10,569,680	10,353,569
VSE VOI Mortgage LLC(a)
Series 2016-A Class A
07/20/2033	2.540%	8,047,864	7,896,161
Total Asset-Backed Securities — Non-Agency (Cost $195,623,206)			194,437,987

Commercial Mortgage-Backed Securities - Non-Agency 8.7%

Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a),(b)
Series 2014-ICTS Class A
1-month USD LIBOR + 0.800% 06/15/2028	2.577%	9,331,730	9,331,718
Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a)
Subordinated, Series 2015-200P Class B
04/14/2033	3.490%	15,000,000	14,844,740
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	14,000,000	13,875,540
CD Mortgage Trust
Series 2016-CD1 Class AM
08/10/2049	2.926%	5,125,000	4,831,343
Colony Starwood Homes Trust(a),(b)
Series 2016-2A Class A
1-month USD LIBOR + 1.250% 12/17/2033	3.027%	17,160,950	17,251,920
Commercial Mortgage Pass-Through Certificates(f)
Series 2016-CR28 Class B
02/10/2049	4.647%	11,055,000	11,564,388
Commercial Mortgage Trust(f)
Series 2014-CR15 Class B
02/10/2047	4.710%	10,000,000	10,514,231
Commercial Mortgage Trust
Series 2014-LC17 Class B
10/10/2047	4.490%	9,400,000	9,606,326
Series 2014-UBS5 Class B
09/10/2047	4.514%	10,000,000	10,171,278
Series 2015-CR22 Class B
03/10/2048	3.926%	10,000,000	10,131,586
Subordinated, Series 2015-LC21 Class AM
07/10/2048	4.043%	20,000,000	20,202,374
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Core Industrial Trust(a)
Series 2015-CALW Class B
02/10/2034	3.252%	8,750,000	8,724,536
Series 2015-TEXW Class B
02/10/2034	3.329%	6,400,000	6,367,211
Series 2015-WEST Class A
02/10/2037	3.292%	10,000,000	10,006,008
DBCG Mortgage Trust(a),(b)
Series 2017-BBG Class A
1-month USD LIBOR + 0.700% 06/15/2034	2.477%	10,600,000	10,612,568
GS Mortgage Securities Trust
Series 2015-GC28 Class AS
02/10/2048	3.759%	9,337,000	9,321,416
Invitation Homes Trust(a),(b)
Series 2017-SFR2 Class B
1-month USD LIBOR + 1.150% 12/17/2036	2.927%	12,175,000	12,233,691
Irvine Core Office Trust(a),(f)
Series 2013-IRV Class A2
05/15/2048	3.174%	12,000,000	11,979,235
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21 Class B
08/15/2047	4.341%	9,100,000	9,161,403
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5 Class A4
03/15/2050	3.414%	16,030,000	15,802,542
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Series 2014-CBM Class B
1-month USD LIBOR + 1.400% 10/15/2029	3.177%	9,450,000	9,418,614
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2 Class B
08/15/2049	3.460%	9,200,000	8,875,625
Series 2016-JP3 Class AS
08/15/2049	3.144%	9,500,000	9,102,871
JPMorgan Chase Commercial Mortgage Securities Trust(f)
Subordinated, Series 2013-C16 Class C
12/15/2046	5.014%	5,440,000	5,619,954
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34 Class A3
11/15/2052	3.276%	13,575,000	13,218,037
Morgan Stanley Capital I Trust(a),(f)
Series 2014-CPT Class C
07/13/2029	3.446%	6,550,000	6,500,307

12	CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – American Century Diversified Bond Fund (formerly Variable Portfolio – American Century Diversified Bond Fund), March 31, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Progress Residential Trust(a),(b)
Series 2016-SFR2 Class A
1-month USD LIBOR + 1.400% 01/17/2034	3.210%	7,167,930	7,216,863
Progress Residential Trust(a)
Series 2017-SFR1 Class A
08/17/2034	2.768%	11,971,768	11,736,161
UBS Commercial Mortgage Trust
Series 2017-C1 Class A3
06/15/2050	3.196%	13,100,000	12,745,997
Wells Fargo Commercial Mortgage Trust
Series 2017-C38 Class A4
07/15/2050	3.190%	23,225,000	22,629,216
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $339,660,700)			333,597,699

Corporate Bonds & Notes(g) 41.0%

Aerospace & Defense 0.3%
Lockheed Martin Corp.
01/15/2026	3.550%	2,840,000	2,823,380
03/01/2045	3.800%	1,520,000	1,435,198
Oshkosh Corp.
03/01/2022	5.375%	4,260,000	4,379,502
Rockwell Collins, Inc.
04/15/2047	4.350%	1,000,000	989,471
Total			9,627,551
Airlines 0.2%
United Airlines, Inc. Pass-Through Trust
09/03/2022	4.625%	2,294,419	2,326,208
United Continental Holdings, Inc.
10/01/2022	4.250%	3,510,000	3,446,988
Total			5,773,196
Apartment REIT 0.1%
Essex Portfolio LP
08/15/2022	3.625%	1,590,000	1,597,430
05/01/2023	3.250%	2,205,000	2,167,092
Total			3,764,522
Automotive 1.3%
Ford Motor Co.
12/08/2026	4.346%	1,960,000	1,938,877
Ford Motor Credit Co. LLC
01/15/2020	8.125%	1,600,000	1,733,526
08/02/2021	5.875%	5,150,000	5,493,845
08/03/2022	2.979%	2,300,000	2,228,781
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Motors Co.
10/01/2027	4.200%	1,320,000	1,293,426
04/01/2038	5.150%	4,070,000	4,060,460
General Motors Financial Co., Inc.
05/15/2018	3.250%	5,720,000	5,723,905
01/15/2019	3.100%	1,380,000	1,381,644
07/06/2021	3.200%	1,970,000	1,952,668
03/01/2026	5.250%	3,730,000	3,940,439
Goodyear Tire & Rubber Co. (The)
11/15/2023	5.125%	6,050,000	6,085,604
Jaguar Land Rover Automotive PLC(a)
12/15/2018	4.125%	3,340,000	3,358,206
03/15/2020	3.500%	2,000,000	1,988,002
Tenneco, Inc.
07/15/2026	5.000%	5,260,000	5,110,332
ZF North America Capital, Inc.(a)
04/29/2020	4.000%	3,637,000	3,669,613
Total			49,959,328
Banking 8.2%
Ally Financial, Inc.
05/21/2018	3.600%	1,936,000	1,937,070
03/30/2025	4.625%	4,000,000	3,977,228
American Express Co.
10/30/2024	3.000%	1,500,000	1,440,741
Banco de Bogota SA(a)
Subordinated
05/12/2026	6.250%	4,600,000	4,833,491
Banco General SA(a)
08/07/2027	4.125%	6,800,000	6,483,508
Banco Inbursa SA Institucion de Banca Multiple(a)
04/11/2027	4.375%	7,100,000	6,869,662
Banco Santander SA
04/11/2022	3.500%	3,600,000	3,584,617
Bank of America Corp.(a),(h)
12/20/2023	3.004%	2,897,000	2,840,132
12/20/2028	3.419%	7,792,000	7,460,957
Bank of America Corp.
01/21/2044	5.000%	2,130,000	2,395,786
Subordinated
08/26/2024	4.200%	10,620,000	10,764,400
01/22/2025	4.000%	1,750,000	1,745,616
Bank of America Corp.(h)
01/20/2048	4.443%	1,330,000	1,386,892
Bank of America NA
Subordinated
10/15/2036	6.000%	1,570,000	1,956,233
Banque Fédérative du Crédit Mutuel SA(a)
04/12/2019	2.000%	2,540,000	2,517,143

CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018	13

Portfolio of Investments  (continued)
CTIVPSM – American Century Diversified Bond Fund (formerly Variable Portfolio – American Century Diversified Bond Fund), March 31, 2018 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barclays Bank PLC
Subordinated
10/14/2020	5.140%	1,030,000	1,062,365
Barclays PLC
01/12/2026	4.375%	1,500,000	1,507,584
01/10/2047	4.950%	1,800,000	1,845,572
BB&T Corp.
Subordinated
09/16/2025	3.625%	1,493,000	1,486,568
10/30/2026	3.800%	1,650,000	1,660,055
BBVA Bancomer SA(a)
Subordinated
09/30/2022	6.750%	7,000,000	7,650,720
BNP Paribas SA(a)
Subordinated
09/28/2025	4.375%	1,600,000	1,602,973
BPCE SA(a)
10/23/2027	3.500%	1,350,000	1,278,277
Subordinated
07/21/2024	5.150%	2,960,000	3,099,759
Capital One Bank U.S.A. NA
06/05/2019	2.300%	1,490,000	1,479,385
Subordinated
02/15/2023	3.375%	2,680,000	2,615,015
Capital One Financial Corp.
Subordinated
10/29/2025	4.200%	4,415,000	4,370,064
Capital One NA
08/17/2018	2.350%	3,500,000	3,498,236
Citigroup, Inc.
04/08/2019	2.550%	2,200,000	2,197,261
12/08/2021	2.900%	3,000,000	2,955,843
04/25/2022	2.750%	4,200,000	4,096,025
Subordinated
09/29/2027	4.450%	10,120,000	10,245,640
07/25/2028	4.125%	2,530,000	2,499,625
Citigroup, Inc.(h)
10/27/2028	3.520%	5,990,000	5,772,527
Commerzbank AG(a)
Subordinated
09/19/2023	8.125%	1,490,000	1,736,714
Cooperatieve Rabobank UA
02/08/2022	3.875%	705,000	719,993
Subordinated
11/09/2022	3.950%	1,000,000	1,008,985
Credit Suisse Group Funding Guernsey Ltd.
04/16/2021	3.450%	3,420,000	3,425,451
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Discover Bank
07/27/2026	3.450%	3,920,000	3,702,291
Fifth Third Bancorp
Subordinated
01/16/2024	4.300%	2,710,000	2,781,915
Fifth Third Bank
10/01/2021	2.875%	2,230,000	2,204,362
Goldman Sachs Group, Inc. (The)
12/13/2019	2.300%	9,240,000	9,136,965
03/15/2020	5.375%	7,570,000	7,892,732
09/15/2020	2.750%	1,530,000	1,514,143
01/24/2022	5.750%	3,100,000	3,352,684
01/23/2025	3.500%	6,510,000	6,391,043
11/16/2026	3.500%	2,340,000	2,251,302
07/08/2044	4.800%	2,970,000	3,197,351
Subordinated
05/22/2045	5.150%	1,750,000	1,884,722
Goldman Sachs Group, Inc. (The)(h)
04/23/2029	3.814%	1,850,000	1,810,543
HBOS PLC(a)
Subordinated
05/21/2018	6.750%	2,280,000	2,292,551
HSBC Bank U.S.A. NA
Subordinated
11/01/2034	5.875%	820,000	1,013,453
HSBC Holdings PLC(h)
03/13/2023	3.262%	1,950,000	1,928,037
HSBC Holdings PLC
03/08/2026	4.300%	6,000,000	6,145,122
Subordinated
11/23/2026	4.375%	4,090,000	4,075,215
Intesa Sanpaolo SpA(a)
Subordinated
06/26/2024	5.017%	3,080,000	3,042,199
JPMorgan Chase & Co.
03/01/2021	2.550%	1,770,000	1,741,298
05/10/2021	4.625%	7,100,000	7,401,878
09/23/2022	3.250%	3,280,000	3,267,795
01/23/2025	3.125%	7,500,000	7,221,653
Subordinated
09/10/2024	3.875%	5,470,000	5,455,122
JPMorgan Chase & Co.(h)
05/01/2028	3.540%	2,760,000	2,697,596
07/24/2038	3.882%	2,200,000	2,131,382
11/15/2048	3.964%	2,400,000	2,296,937
01/23/2049	3.897%	1,650,000	1,563,144
KeyBank NA
Subordinated
05/20/2026	3.400%	1,250,000	1,204,863

14	CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – American Century Diversified Bond Fund (formerly Variable Portfolio – American Century Diversified Bond Fund), March 31, 2018 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley
09/23/2019	5.625%	5,390,000	5,593,343
05/19/2022	2.750%	2,400,000	2,339,650
10/23/2024	3.700%	2,710,000	2,696,260
07/23/2025	4.000%	15,000,000	15,145,140
01/22/2047	4.375%	1,170,000	1,197,159
Morgan Stanley(h)
01/24/2029	3.772%	1,090,000	1,070,946
PNC Bank NA
Subordinated
07/25/2023	3.800%	1,750,000	1,771,278
PNC Financial Services Group, Inc. (The)
08/11/2020	4.375%	2,430,000	2,498,601
Regions Bank
Subordinated
06/26/2037	6.450%	2,000,000	2,421,304
Regions Financial Corp.
08/14/2022	2.750%	1,860,000	1,804,858
SunTrust Bank
Subordinated
05/15/2026	3.300%	1,500,000	1,430,511
Synchrony Financial
01/15/2019	2.600%	4,130,000	4,118,638
08/15/2019	3.000%	1,100,000	1,096,875
Turkiye Garanti Bankasi AS(a)
03/16/2023	5.875%	6,000,000	6,024,624
U.S. Bancorp
Subordinated
09/11/2024	3.600%	630,000	630,750
U.S. Bank NA
01/27/2025	2.800%	2,390,000	2,288,310
UBS Group Funding Switzerland AG(a)
05/23/2023	3.491%	4,300,000	4,259,782
09/24/2025	4.125%	1,720,000	1,731,161
UniCredit SpA(a),(h)
Subordinated
06/19/2032	5.861%	4,400,000	4,469,586
Wells Fargo & Co.
07/22/2020	2.600%	5,390,000	5,334,321
01/24/2023	3.069%	2,850,000	2,802,830
09/29/2025	3.550%	4,890,000	4,802,435
Subordinated
08/15/2023	4.125%	1,300,000	1,319,579
06/03/2026	4.100%	1,750,000	1,743,086
01/15/2044	5.606%	2,861,000	3,271,516
11/04/2044	4.650%	2,295,000	2,315,706
Total			311,784,660
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.1%
Jefferies Group LLC/Capital Finance, Inc.
01/23/2030	4.150%	3,000,000	2,793,660
Building Materials 0.3%
Masco Corp.
04/01/2025	4.450%	6,250,000	6,404,537
04/01/2026	4.375%	1,000,000	1,020,533
Owens Corning
12/15/2022	4.200%	2,185,000	2,244,297
Total			9,669,367
Cable and Satellite 1.5%
CCO Holdings LLC/Capital Corp.
09/30/2022	5.250%	6,110,000	6,201,674
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	3,400,000	3,222,829
Charter Communications Operating LLC/Capital
07/23/2025	4.908%	11,070,000	11,290,658
10/23/2045	6.484%	1,000,000	1,104,635
Comcast Corp.
03/01/2026	3.150%	1,550,000	1,493,118
08/15/2035	4.400%	1,650,000	1,702,247
05/15/2038	6.400%	4,910,000	6,311,363
03/01/2044	4.750%	808,000	852,729
CSC Holdings LLC(a)
04/15/2027	5.500%	5,700,000	5,455,231
Globo Comunicacao e Participacoes SA(a)
06/08/2025	4.843%	6,077,000	5,962,023
Sirius XM Radio, Inc.(a)
07/15/2024	6.000%	1,900,000	1,952,149
04/15/2025	5.375%	4,000,000	3,969,228
Time Warner Cable LLC
07/01/2018	6.750%	1,570,000	1,585,038
09/01/2041	5.500%	730,000	724,691
09/15/2042	4.500%	960,000	841,637
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	6,100,000	5,862,173
Total			58,531,423
Chemicals 0.2%
Ashland LLC(h)
08/15/2022	4.750%	3,110,000	3,157,011
Eastman Chemical Co.
08/15/2022	3.600%	1,420,000	1,430,832
LyondellBasell Industries NV
04/15/2019	5.000%	1,689,000	1,714,629

CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018	15

Portfolio of Investments  (continued)
CTIVPSM – American Century Diversified Bond Fund (formerly Variable Portfolio – American Century Diversified Bond Fund), March 31, 2018 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mosaic Co. (The)
11/15/2027	4.050%	1,550,000	1,507,458
Total			7,809,930
Construction Machinery 0.3%
Ashtead Capital, Inc.(a)
08/15/2025	4.125%	2,450,000	2,352,118
Caterpillar Financial Services Corp.
06/01/2022	2.850%	2,890,000	2,862,588
United Rentals North America, Inc.
07/15/2023	4.625%	3,300,000	3,362,522
11/15/2024	5.750%	3,780,000	3,933,543
Total			12,510,771
Consumer Cyclical Services 0.3%
Amazon.com, Inc.(a)
08/22/2027	3.150%	4,660,000	4,497,035
08/22/2037	3.875%	1,300,000	1,293,742
IHS Markit Ltd.(a)
03/01/2026	4.000%	4,655,000	4,476,183
Total			10,266,960
Consumer Products 0.2%
Newell Brands, Inc.
11/15/2023	5.000%	2,000,000	2,047,958
Spectrum Brands, Inc.
07/15/2025	5.750%	5,810,000	5,939,284
Total			7,987,242
Diversified Manufacturing 0.2%
General Electric Co.
10/09/2022	2.700%	3,900,000	3,765,832
10/09/2042	4.125%	1,160,000	1,076,807
United Technologies Corp.
04/15/2040	5.700%	1,420,000	1,678,125
11/01/2046	3.750%	1,800,000	1,623,969
Total			8,144,733
Electric 1.9%
AEP Transmission Co. LLC(a)
12/01/2047	3.750%	1,200,000	1,147,309
AES Corp.
05/15/2023	4.875%	2,000,000	2,030,606
05/15/2026	6.000%	2,250,000	2,373,599
Berkshire Hathaway Energy Co.(a)
07/15/2048	3.800%	2,000,000	1,909,102
Calpine Corp.(a)
01/15/2024	5.875%	1,500,000	1,514,991
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMS Energy Corp.
06/15/2019	8.750%	1,110,000	1,182,180
Consolidated Edison Co. of New York, Inc.
03/01/2043	3.950%	2,290,000	2,274,378
Covanta Holding Corp.
03/01/2024	5.875%	3,540,000	3,470,605
Dominion Energy, Inc.
06/15/2018	6.400%	1,880,000	1,893,683
09/15/2022	2.750%	2,630,000	2,547,755
12/01/2024	3.625%	1,820,000	1,814,025
10/01/2025	3.900%	3,000,000	2,999,889
08/01/2041	4.900%	2,050,000	2,208,824
Duke Energy Corp.
09/15/2021	3.550%	2,860,000	2,885,829
Duke Energy Florida LLC
09/15/2037	6.350%	1,170,000	1,559,956
11/15/2042	3.850%	2,830,000	2,783,313
Duke Energy Progress LLC
08/15/2025	3.250%	1,570,000	1,555,909
12/01/2044	4.150%	1,565,000	1,609,562
Exelon Corp.
12/01/2020	5.150%	2,020,000	2,111,118
04/15/2046	4.450%	1,960,000	2,005,983
Exelon Generation Co. LLC
06/15/2022	4.250%	900,000	923,944
06/15/2042	5.600%	760,000	782,770
FirstEnergy Corp.
03/15/2023	4.250%	6,480,000	6,614,751
Florida Power & Light Co.
02/01/2042	4.125%	3,380,000	3,514,101
Georgia Power Co.
03/15/2042	4.300%	700,000	712,776
IPALCO Enterprises, Inc.
07/15/2020	3.450%	3,270,000	3,260,864
MidAmerican Energy Co.
10/15/2044	4.400%	2,790,000	3,001,761
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	5,900,000	5,580,598
Pacific Gas & Electric Co.
12/01/2046	4.000%	1,235,000	1,158,823
Potomac Electric Power Co.
03/15/2024	3.600%	1,550,000	1,574,360
Southern Power Co.
09/15/2041	5.150%	500,000	537,667
Xcel Energy, Inc.
12/01/2026	3.350%	1,210,000	1,181,063
Total			70,722,094

16	CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – American Century Diversified Bond Fund (formerly Variable Portfolio – American Century Diversified Bond Fund), March 31, 2018 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.2%
Republic Services, Inc.
06/01/2022	3.550%	3,200,000	3,236,566
Waste Management, Inc.
06/30/2020	4.750%	2,890,000	3,001,886
03/01/2045	4.100%	2,222,000	2,235,219
Total			8,473,671
Finance Companies 0.5%
AerCap Ireland Capital DAC/Global Aviation Trust
05/15/2019	3.750%	7,340,000	7,388,781
CIT Group, Inc.
08/15/2022	5.000%	4,930,000	5,046,491
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	6,010,000	5,874,631
International Lease Finance Corp.
08/15/2022	5.875%	1,800,000	1,931,834
Total			20,241,737
Food and Beverage 1.2%
Anheuser-Busch InBev Finance, Inc.
02/01/2023	3.300%	7,150,000	7,150,858
02/01/2026	3.650%	4,710,000	4,678,354
02/01/2046	4.900%	6,200,000	6,666,302
Aramark Services, Inc.(a)
04/01/2025	5.000%	5,210,000	5,246,975
Constellation Brands, Inc.
11/15/2019	3.875%	5,500,000	5,580,228
12/01/2025	4.750%	3,470,000	3,658,574
Kraft Heinz Foods Co.
07/15/2045	5.200%	1,750,000	1,780,720
06/01/2046	4.375%	620,000	567,347
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	5,810,000	5,765,199
Molson Coors Brewing Co.
07/15/2026	3.000%	1,970,000	1,826,028
Post Holdings, Inc.(a)
08/15/2026	5.000%	4,400,000	4,155,576
Total			47,076,161
Gaming 0.5%
GLP Capital LP/Financing II, Inc.
11/01/2020	4.875%	5,930,000	6,032,292
International Game Technology PLC(a)
02/15/2022	6.250%	5,773,000	6,046,952
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	5,830,000	5,588,242
Total			17,667,486
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 2.1%
Abbott Laboratories
09/15/2018	2.000%	1,410,000	1,405,344
11/30/2026	3.750%	3,930,000	3,906,377
Becton Dickinson and Co.
12/15/2024	3.734%	3,630,000	3,567,608
06/06/2027	3.700%	1,440,000	1,388,948
Catholic Health Initiatives
11/01/2022	2.950%	1,425,000	1,388,749
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	3,000,000	2,760,573
CVS Health Corp.
07/20/2022	3.500%	2,500,000	2,494,503
12/01/2022	2.750%	2,500,000	2,408,330
03/25/2028	4.300%	2,800,000	2,815,176
03/25/2038	4.780%	1,830,000	1,854,928
03/25/2048	5.050%	1,690,000	1,777,224
DaVita, Inc.
08/15/2022	5.750%	1,270,000	1,301,765
07/15/2024	5.125%	8,480,000	8,304,710
Express Scripts Holding Co.
03/01/2027	3.400%	1,140,000	1,073,821
Fresenius Medical Care U.S. Finance II, Inc.(a)
10/15/2020	4.125%	1,000,000	1,013,662
HCA, Inc.
03/15/2019	3.750%	4,620,000	4,637,330
03/15/2024	5.000%	4,280,000	4,326,224
02/01/2025	5.375%	2,100,000	2,105,250
Medtronic, Inc.
03/15/2020	2.500%	2,300,000	2,286,071
03/15/2025	3.500%	2,860,000	2,862,277
03/15/2035	4.375%	2,680,000	2,841,848
Northwell Healthcare, Inc.
11/01/2047	4.260%	1,370,000	1,349,920
Quintiles IMS, Inc.(a)
10/15/2026	5.000%	3,600,000	3,596,036
Tenet Healthcare Corp.
10/01/2021	4.375%	2,500,000	2,469,298
Tenet Healthcare Corp.(a)
05/01/2025	5.125%	4,330,000	4,157,445
Thermo Fisher Scientific, Inc.
08/15/2021	3.600%	3,590,000	3,628,384
02/15/2022	3.300%	896,000	894,066
02/01/2044	5.300%	1,470,000	1,668,094
Universal Health Services, Inc.(a)
08/01/2019	3.750%	1,000,000	1,001,510
08/01/2022	4.750%	2,000,000	2,030,838

CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018	17

Portfolio of Investments  (continued)
CTIVPSM – American Century Diversified Bond Fund (formerly Variable Portfolio – American Century Diversified Bond Fund), March 31, 2018 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zimmer Biomet Holdings, Inc.
04/01/2020	2.700%	1,740,000	1,721,834
Total			79,038,143
Healthcare Insurance 0.4%
Aetna, Inc.
11/15/2022	2.750%	2,010,000	1,933,942
Anthem, Inc.
12/01/2027	3.650%	1,600,000	1,550,259
01/15/2043	4.650%	1,600,000	1,611,386
UnitedHealth Group, Inc.
12/15/2021	2.875%	2,110,000	2,090,807
03/15/2022	2.875%	3,600,000	3,555,403
07/15/2025	3.750%	2,500,000	2,538,113
07/15/2045	4.750%	1,700,000	1,869,410
Total			15,149,320
Healthcare REIT 0.0%
Welltower, Inc.
03/15/2023	3.750%	1,440,000	1,458,228
Home Construction 0.6%
D.R. Horton, Inc.
08/15/2023	5.750%	1,100,000	1,206,730
Lennar Corp.
04/01/2021	4.750%	6,705,000	6,804,348
04/30/2024	4.500%	2,000,000	1,961,436
Lennar Corp.(a)
11/29/2027	4.750%	2,000,000	1,925,012
MDC Holdings, Inc.
01/15/2024	5.500%	2,330,000	2,367,198
Toll Brothers Finance Corp.
11/01/2019	6.750%	675,000	707,306
02/15/2028	4.350%	2,280,000	2,138,756
TRI Pointe Group, Inc./Homes
06/15/2019	4.375%	3,540,000	3,543,228
06/15/2024	5.875%	2,600,000	2,637,357
Total			23,291,371
Independent Energy 2.0%
Anadarko Petroleum Corp.
03/15/2026	5.550%	2,710,000	2,954,312
09/15/2036	6.450%	1,610,000	1,929,075
Antero Resources Corp.
12/01/2022	5.125%	6,017,000	6,072,092
Apache Corp.
04/15/2043	4.750%	1,910,000	1,883,791
Cimarex Energy Co.
06/01/2024	4.375%	4,000,000	4,122,620
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Concho Resources, Inc.
01/15/2025	4.375%	5,140,000	5,209,174
10/01/2047	4.875%	1,260,000	1,332,902
ConocoPhillips Holding Co.
04/15/2029	6.950%	2,560,000	3,267,825
Continental Resources, Inc.
09/15/2022	5.000%	2,820,000	2,866,149
06/01/2024	3.800%	3,820,000	3,683,267
Continental Resources, Inc.(a)
01/15/2028	4.375%	1,190,000	1,161,522
Diamondback Energy, Inc.
05/31/2025	5.375%	5,660,000	5,742,721
EnCana Corp.
02/01/2038	6.500%	2,590,000	3,133,359
EOG Resources, Inc.
02/01/2021	4.100%	1,830,000	1,877,289
Hess Corp.
01/15/2040	6.000%	2,910,000	3,065,798
Marathon Oil Corp.
06/01/2025	3.850%	3,450,000	3,412,392
07/15/2027	4.400%	2,190,000	2,225,482
Newfield Exploration Co.
01/30/2022	5.750%	6,320,000	6,622,096
Noble Energy, Inc.
12/15/2021	4.150%	2,640,000	2,700,717
Range Resources Corp.
05/15/2025	4.875%	7,970,000	7,385,648
Tullow Oil PLC(a)
03/01/2025	7.000%	1,700,000	1,699,755
WPX Energy, Inc.
09/15/2024	5.250%	3,210,000	3,162,803
Total			75,510,789
Integrated Energy 0.5%
BP Capital Markets PLC
10/01/2020	4.500%	1,440,000	1,492,719
Cenovus Energy, Inc.
04/15/2027	4.250%	2,600,000	2,531,443
Exxon Mobil Corp.
03/06/2025	2.709%	3,740,000	3,616,868
03/01/2026	3.043%	1,300,000	1,277,060
Lukoil International Finance BV(a)
11/02/2026	4.750%	4,400,000	4,467,316
Shell International Finance BV
05/11/2025	3.250%	3,310,000	3,288,763
08/21/2042	3.625%	2,890,000	2,738,373

18	CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – American Century Diversified Bond Fund (formerly Variable Portfolio – American Century Diversified Bond Fund), March 31, 2018 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Suncor Energy, Inc.
06/15/2038	6.500%		900,000	1,164,268
Total				20,576,810
Leisure 0.1%
Royal Caribbean Cruises Ltd.
11/15/2022	5.250%		2,320,000	2,490,824
Life Insurance 0.9%
American International Group, Inc.
02/15/2024	4.125%		9,750,000	9,891,882
07/16/2044	4.500%		1,570,000	1,550,259
CNP Assurances(a),(h)
Subordinated
12/31/2049	4.000%	EUR	5,000,000	6,652,119
MetLife, Inc.
08/13/2042	4.125%		1,020,000	995,458
11/13/2043	4.875%		1,480,000	1,606,475
Principal Financial Group, Inc.
09/15/2022	3.300%		750,000	749,203
Prudential Financial, Inc.
06/21/2020	5.375%		1,270,000	1,334,063
12/14/2036	5.700%		510,000	618,501
Prudential Financial, Inc.(a)
12/07/2049	3.935%		4,165,000	3,905,508
Prudential Financial, Inc.(h)
Junior Subordinated
09/15/2042	5.875%		3,800,000	4,011,379
Voya Financial, Inc.
07/15/2043	5.700%		1,440,000	1,652,231
Total				32,967,078
Lodging 0.2%
Hilton Domestic Operating Co., Inc.
09/01/2024	4.250%		5,750,000	5,575,637
Media and Entertainment 1.8%
21st Century Fox America, Inc.
08/15/2039	6.900%		1,590,000	2,138,903
09/15/2044	4.750%		1,080,000	1,165,669
AMC Networks, Inc.
08/01/2025	4.750%		5,920,000	5,699,924
CBS Corp.
01/15/2026	4.000%		1,850,000	1,828,690
07/01/2042	4.850%		700,000	702,976
Discovery Communications LLC
08/15/2019	5.625%		827,000	855,652
03/20/2028	3.950%		8,640,000	8,284,490
Interpublic Group of Companies, Inc. (The)
03/15/2022	4.000%		1,395,000	1,414,753
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lamar Media Corp.
01/15/2024	5.375%	6,390,000	6,591,835
Netflix, Inc.
02/01/2021	5.375%	3,840,000	3,977,372
03/01/2024	5.750%	2,890,000	3,007,198
Nielsen Finance LLC/Co.(a)
04/15/2022	5.000%	4,876,000	4,875,200
Omnicom Group, Inc.
04/15/2026	3.600%	3,300,000	3,196,469
S&P Global, Inc.
08/14/2020	3.300%	1,690,000	1,698,840
TEGNA, Inc.
07/15/2020	5.125%	4,650,000	4,720,396
Time Warner, Inc.
01/15/2021	4.700%	1,900,000	1,974,796
07/15/2026	2.950%	5,000,000	4,583,910
02/15/2027	3.800%	2,000,000	1,937,426
12/15/2043	5.350%	1,000,000	1,066,878
Viacom, Inc.
06/15/2022	3.125%	3,500,000	3,430,004
09/01/2023	4.250%	2,640,000	2,679,719
03/15/2043	4.375%	1,000,000	896,155
Viacom, Inc.(h)
Junior Subordinated
02/28/2057	6.250%	950,000	964,207
Total			67,691,462
Metals and Mining 0.6%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	2,500,000	2,680,600
Barrick North America Finance LLC
05/01/2043	5.750%	710,000	829,698
Constellium NV(a)
03/01/2025	6.625%	1,950,000	1,977,257
Freeport-McMoRan, Inc.
03/15/2023	3.875%	3,760,000	3,631,322
Glencore Finance Canada Ltd.(a)
11/15/2021	4.950%	1,830,000	1,910,632
Novolipetsk Steel via Steel Funding DAC(a)
09/21/2024	4.000%	3,900,000	3,804,029
Southern Copper Corp.
11/08/2042	5.250%	1,030,000	1,080,847
Steel Dynamics, Inc.
10/01/2024	5.500%	5,000,000	5,185,370
12/15/2026	5.000%	3,500,000	3,501,536
Total			24,601,291

CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018	19

Portfolio of Investments  (continued)
CTIVPSM – American Century Diversified Bond Fund (formerly Variable Portfolio – American Century Diversified Bond Fund), March 31, 2018 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 2.6%
AmeriGas Partners LP/Finance Corp.
08/20/2026	5.875%	5,000,000	4,899,740
05/20/2027	5.750%	1,500,000	1,435,231
Andeavor Logistics LP/Tesoro Finance Corp.
10/15/2019	5.500%	2,000,000	2,058,642
12/01/2027	4.250%	1,350,000	1,315,200
Boardwalk Pipelines LP
07/15/2027	4.450%	1,340,000	1,306,292
Enbridge Energy Partners LP
03/15/2020	5.200%	2,020,000	2,084,888
Enbridge, Inc.
10/01/2023	4.000%	1,450,000	1,458,322
06/10/2044	4.500%	1,300,000	1,278,222
Energy Transfer Equity LP
10/15/2020	7.500%	1,662,000	1,787,252
Energy Transfer Partners LP
10/01/2020	4.150%	2,140,000	2,170,846
02/01/2023	3.600%	2,770,000	2,710,279
03/15/2035	4.900%	1,500,000	1,423,319
02/01/2042	6.500%	1,771,000	1,915,597
Enterprise Products Operating LLC
09/01/2020	5.200%	5,020,000	5,252,923
03/15/2044	4.850%	4,160,000	4,378,903
Kinder Morgan Energy Partners LP
04/01/2020	6.500%	1,870,000	1,979,526
09/15/2020	5.300%	1,600,000	1,662,838
09/01/2039	6.500%	2,000,000	2,280,502
Kinder Morgan, Inc.
06/01/2045	5.550%	3,250,000	3,397,504
Magellan Midstream Partners LP
07/15/2019	6.550%	2,740,000	2,859,439
MPLX LP
06/01/2025	4.875%	4,700,000	4,925,750
04/15/2038	4.500%	1,320,000	1,302,977
03/01/2047	5.200%	1,130,000	1,181,386
ONEOK, Inc.
07/13/2027	4.000%	2,500,000	2,468,610
Plains All American Pipeline LP/Finance Corp.
06/01/2022	3.650%	3,360,000	3,311,855
Sabine Pass Liquefaction LLC
03/01/2025	5.625%	6,800,000	7,312,740
Suburban Propane Partners LP/Energy Finance Corp.
03/01/2025	5.750%	958,000	923,538
Sunoco Logistics Partners Operations LP
01/15/2023	3.450%	4,665,000	4,553,455
10/01/2027	4.000%	1,500,000	1,422,464
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunoco LP/Finance Corp.(a)
02/15/2026	5.500%	3,930,000	3,792,132
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	2,140,000	2,050,773
Targa Resources Partners LP/Finance Corp.(a)
01/15/2028	5.000%	5,550,000	5,293,329
TransCanada PipeLines Ltd.
08/01/2022	2.500%	1,800,000	1,747,661
Williams Companies, Inc. (The)
01/15/2023	3.700%	4,075,000	3,965,285
Williams Partners LP
11/15/2020	4.125%	3,530,000	3,587,610
09/15/2045	5.100%	2,660,000	2,705,108
Total			98,200,138
Natural Gas 0.2%
NiSource Finance Corp.
02/01/2045	5.650%	1,870,000	2,204,952
Sempra Energy
10/01/2022	2.875%	1,830,000	1,794,696
06/15/2027	3.250%	2,160,000	2,055,370
02/01/2048	4.000%	1,150,000	1,075,900
Total			7,130,918
Office REIT 0.2%
Boston Properties LP
02/01/2026	3.650%	2,310,000	2,263,123
Hudson Pacific Properties LP
11/01/2027	3.950%	2,300,000	2,205,084
Kilroy Realty LP
01/15/2023	3.800%	2,890,000	2,909,111
10/01/2025	4.375%	690,000	702,875
Total			8,080,193
Oil Field Services 0.2%
Ensco PLC
03/15/2025	5.200%	950,000	768,490
Halliburton Co.
11/15/2025	3.800%	2,930,000	2,937,422
11/15/2035	4.850%	2,000,000	2,144,284
Noble Holding International Ltd.
01/15/2024	7.750%	2,150,000	1,994,125
Total			7,844,321
Other Industry 0.2%
CK Hutchison International 17 II Ltd.(a)
09/29/2020	2.250%	6,140,000	6,026,508

20	CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – American Century Diversified Bond Fund (formerly Variable Portfolio – American Century Diversified Bond Fund), March 31, 2018 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.2%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	6,070,000	6,082,024
Hospitality Properties Trust
03/15/2024	4.650%	2,130,000	2,170,975
Total			8,252,999
Packaging 0.9%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
02/15/2025	6.000%	7,090,000	7,111,306
Ball Corp.
11/15/2023	4.000%	5,810,000	5,683,022
Berry Global, Inc.
07/15/2023	5.125%	6,454,000	6,523,742
Crown Americas LLC/Capital Corp. IV
01/15/2023	4.500%	6,040,000	5,980,258
Crown Americas LLC/Capital Corp. VI(a)
02/01/2026	4.750%	3,000,000	2,895,780
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	3,876,431	3,924,995
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	3,330,000	3,361,482
Total			35,480,585
Paper 0.1%
International Paper Co.
08/15/2047	4.400%	2,580,000	2,459,429
WestRock RKT Co.
03/01/2023	4.000%	3,005,000	3,068,832
Total			5,528,261
Pharmaceuticals 2.1%
AbbVie, Inc.
11/06/2022	2.900%	2,420,000	2,362,322
05/14/2025	3.600%	4,230,000	4,169,274
11/06/2042	4.400%	2,420,000	2,391,386
05/14/2045	4.700%	1,500,000	1,545,889
Allergan Finance LLC
10/01/2022	3.250%	3,980,000	3,899,540
Allergan Funding SCS
06/15/2024	3.850%	1,810,000	1,788,922
03/15/2035	4.550%	2,580,000	2,533,439
Amgen, Inc.
06/15/2051	4.663%	3,496,000	3,608,484
Baxalta, Inc.
06/22/2018	2.000%	2,000,000	1,997,298
06/23/2025	4.000%	2,910,000	2,901,317
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Biogen, Inc.
09/15/2022	3.625%	5,820,000	5,879,917
Celgene Corp.
08/15/2022	3.250%	2,520,000	2,487,797
08/15/2025	3.875%	6,240,000	6,183,372
11/15/2027	3.450%	790,000	750,138
08/15/2045	5.000%	1,450,000	1,513,352
Gilead Sciences, Inc.
12/01/2021	4.400%	4,940,000	5,140,915
03/01/2026	3.650%	9,580,000	9,611,269
Mallinckrodt International Finance SA
04/15/2018	3.500%	4,400,000	4,394,930
Mylan NV
06/15/2026	3.950%	1,390,000	1,348,007
Shire Acquisitions Investments Ireland DAC
09/23/2021	2.400%	5,000,000	4,829,885
Teva Pharmaceutical Finance III BV
10/01/2026	3.150%	4,040,000	3,239,664
Valeant Pharmaceuticals International, Inc.(a)
03/15/2024	7.000%	3,200,000	3,335,654
Zoetis, Inc.
09/12/2027	3.000%	2,840,000	2,665,229
Total			78,578,000
Property & Casualty 0.6%
Allstate Corp. (The)(h)
08/15/2053	5.750%	1,460,000	1,537,010
Berkshire Hathaway Finance Corp.
05/15/2022	3.000%	1,440,000	1,441,600
Berkshire Hathaway, Inc.
03/15/2023	2.750%	2,080,000	2,046,493
02/11/2043	4.500%	3,510,000	3,812,562
Chubb INA Holdings, Inc.
03/15/2025	3.150%	3,840,000	3,757,563
05/03/2026	3.350%	1,480,000	1,457,452
Hartford Financial Services Group, Inc. (The)
10/15/2036	5.950%	550,000	667,000
Liberty Mutual Group, Inc.(a)
05/01/2022	4.950%	2,060,000	2,159,727
Markel Corp.
07/01/2022	4.900%	3,050,000	3,221,578
Travelers Companies, Inc. (The)
03/07/2048	4.050%	960,000	968,650
WR Berkley Corp.
03/15/2022	4.625%	1,860,000	1,939,439
08/01/2044	4.750%	780,000	805,974
Total			23,815,048

CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018	21

Portfolio of Investments  (continued)
CTIVPSM – American Century Diversified Bond Fund (formerly Variable Portfolio – American Century Diversified Bond Fund), March 31, 2018 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.4%
Burlington Northern Santa Fe LLC
09/01/2020	3.600%	1,881,000	1,909,023
09/15/2041	4.950%	2,350,000	2,657,732
03/15/2043	4.450%	2,430,000	2,586,417
04/01/2045	4.150%	1,595,000	1,628,812
CSX Corp.
06/01/2027	3.250%	2,850,000	2,725,632
Norfolk Southern Corp.
04/01/2018	5.750%	1,280,000	1,280,386
Union Pacific Corp.
09/15/2041	4.750%	2,150,000	2,373,000
11/15/2045	4.050%	1,000,000	1,012,826
Total			16,173,828
Refining 0.2%
Andeavor
10/01/2022	5.375%	1,800,000	1,843,182
Phillips 66
04/01/2022	4.300%	5,500,000	5,713,835
03/15/2028	3.900%	1,700,000	1,693,407
Total			9,250,424
Restaurants 0.3%
BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%	6,750,000	6,773,517
McDonald’s Corp.
05/26/2025	3.375%	2,880,000	2,855,143
Total			9,628,660
Retail REIT 0.1%
VEREIT Operating Partnership LP
06/01/2021	4.125%	5,100,000	5,196,507
Retailers 0.6%
Hanesbrands, Inc.(a)
05/15/2024	4.625%	3,640,000	3,570,097
Home Depot, Inc. (The)
02/15/2024	3.750%	1,360,000	1,398,352
04/01/2041	5.950%	3,590,000	4,599,214
Lowe’s Companies, Inc.
05/03/2027	3.100%	2,850,000	2,744,405
Macy’s Retail Holdings, Inc.
02/15/2023	2.875%	2,040,000	1,918,956
SACI Falabella(a)
04/30/2023	3.750%	5,000,000	4,969,105
Sally Holdings LLC/Capital, Inc.
12/01/2025	5.625%	3,100,000	3,067,720
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Walmart, Inc.
12/15/2047	3.625%	990,000	963,794
Total			23,231,643
Supermarkets 0.1%
Kroger Co. (The)
01/15/2021	3.300%	5,130,000	5,152,675
Technology 2.9%
Apple, Inc.
01/13/2025	2.750%	3,670,000	3,542,805
08/04/2026	2.450%	2,500,000	2,312,600
05/11/2027	3.200%	1,710,000	1,669,741
09/12/2027	2.900%	3,820,000	3,634,566
Broadcom Corp./Cayman Finance Ltd.
01/15/2025	3.125%	2,540,000	2,395,482
01/15/2028	3.500%	1,150,000	1,080,563
Cisco Systems, Inc.
06/15/2022	3.000%	3,250,000	3,250,029
02/15/2039	5.900%	1,200,000	1,567,472
CommScope Technologies LLC(a)
03/15/2027	5.000%	6,810,000	6,476,072
Dell International LLC/EMC Corp.(a)
06/15/2024	7.125%	3,790,000	4,049,107
06/15/2026	6.020%	6,870,000	7,394,628
Fidelity National Information Services, Inc.
08/15/2026	3.000%	2,710,000	2,521,400
First Data Corp.(a)
01/15/2024	5.000%	8,130,000	8,130,000
Hewlett Packard Enterprise Co.(h)
10/15/2020	3.600%	5,400,000	5,450,204
Microsoft Corp.
02/12/2025	2.700%	6,020,000	5,819,383
11/03/2025	3.125%	1,480,000	1,462,024
08/08/2036	3.450%	2,200,000	2,149,954
02/06/2047	4.250%	5,250,000	5,653,693
NXP BV/Funding LLC(a)
06/15/2020	4.125%	5,000,000	5,071,525
09/01/2022	3.875%	2,300,000	2,280,767
Oracle Corp.
10/15/2022	2.500%	1,630,000	1,589,048
07/15/2023	3.625%	2,690,000	2,748,900
11/15/2027	3.250%	2,360,000	2,300,922
07/08/2034	4.300%	2,050,000	2,161,791
07/15/2046	4.000%	2,180,000	2,156,122
Sanmina Corp.(a)
06/01/2019	4.375%	2,000,000	2,017,300

22	CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – American Century Diversified Bond Fund (formerly Variable Portfolio – American Century Diversified Bond Fund), March 31, 2018 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Seagate HDD Cayman
11/15/2018	3.750%	750,000	754,046
06/01/2023	4.750%	4,380,000	4,396,482
01/01/2025	4.750%	1,150,000	1,120,335
Sensata Technologies BV(a)
10/01/2025	5.000%	3,030,000	2,995,428
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	3,180,000	3,340,088
Symantec Corp.
09/15/2020	4.200%	5,300,000	5,374,555
Tencent Holdings Ltd.(a)
05/02/2019	3.375%	5,000,000	5,029,885
Total			111,896,917
Transportation Services 0.1%
FedEx Corp.
01/15/2047	4.400%	2,110,000	2,089,725
United Parcel Service, Inc.
11/15/2024	2.800%	3,480,000	3,350,419
Total			5,440,144
Wireless 0.8%
America Movil SAB de CV
07/16/2022	3.125%	3,490,000	3,442,103
American Tower Corp.
09/01/2020	5.050%	1,950,000	2,030,135
10/15/2026	3.375%	3,650,000	3,420,225
01/15/2028	3.600%	1,200,000	1,137,766
Crown Castle International Corp.
01/15/2023	5.250%	6,310,000	6,712,667
IHS Netherlands Holdco BV(a)
10/27/2021	9.500%	5,000,000	5,244,880
Sprint Communications, Inc.(a)
11/15/2018	9.000%	1,569,000	1,622,101
Sprint Communications, Inc.
11/15/2022	6.000%	2,930,000	2,883,548
T-Mobile U.S.A., Inc.
02/01/2028	4.750%	5,730,000	5,508,604
Total			32,002,029
Wirelines 1.5%
AT&T, Inc.
03/01/2021	5.000%	2,600,000	2,729,774
08/15/2021	3.875%	3,080,000	3,137,378
05/15/2025	3.400%	8,470,000	8,165,927
08/14/2027	3.900%	6,100,000	6,135,331
03/01/2037	5.250%	1,800,000	1,903,864
05/15/2046	4.750%	2,020,000	1,961,020
03/01/2047	5.450%	1,000,000	1,063,323
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/14/2050	5.150%	2,000,000	2,017,994
AT&T, Inc.(a)
11/15/2046	5.150%	2,465,000	2,518,673
CenturyLink, Inc.
09/15/2019	6.150%	1,505,000	1,555,708
Deutsche Telekom International Finance BV(a)
01/19/2027	3.600%	3,510,000	3,446,367
Orange SA
09/14/2021	4.125%	2,252,000	2,332,714
02/06/2044	5.500%	720,000	842,343
Telefonica Emisiones SAU
02/16/2021	5.462%	2,410,000	2,557,627
03/08/2047	5.213%	1,220,000	1,287,721
Verizon Communications, Inc.
11/01/2024	3.500%	2,280,000	2,256,803
03/16/2027	4.125%	950,000	961,800
11/01/2041	4.750%	7,410,000	7,431,422
08/21/2046	4.862%	2,761,000	2,788,342
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	3,800,000	3,714,443
Total			58,808,574
Total Corporate Bonds & Notes (Cost $1,570,472,059)			1,566,873,817

Foreign Government Obligations(g),(i) 11.8%

Argentina 0.4%
Argentine Republic Government International Bond
04/22/2026	7.500%	5,250,000	5,622,020
01/26/2027	6.875%	3,000,000	3,060,639
07/06/2028	6.625%	5,000,000	4,955,115
Total			13,637,774
Brazil 0.3%
Brazilian Government International Bond
01/07/2041	5.625%	2,000,000	1,964,766
Petrobras Global Finance BV(a)
01/27/2025	5.299%	7,750,000	7,664,099
Total			9,628,865
Canada 0.1%
CNOOC Nexen Finance ULC
04/30/2024	4.250%	2,170,000	2,203,676
NOVA Chemicals Corp.(a)
06/01/2024	4.875%	3,430,000	3,298,930
Total			5,502,606

CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018	23

Portfolio of Investments  (continued)
CTIVPSM – American Century Diversified Bond Fund (formerly Variable Portfolio – American Century Diversified Bond Fund), March 31, 2018 (Unaudited)
Foreign Government Obligations(g),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Chile 3.0%
Bonos de la Tesoreria de la Republica en pesos
03/01/2026	4.500%	CLP	67,515,000,000	112,616,563
Chile Government International Bond
09/14/2021	3.250%		2,300,000	2,316,461
10/30/2042	3.625%		800,000	767,098
Total				115,700,122
Colombia 0.3%
Colombia Government International Bond
01/28/2026	4.500%		3,600,000	3,740,515
09/18/2037	7.375%		5,350,000	6,925,126
01/18/2041	6.125%		1,420,000	1,641,936
Total				12,307,577
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/29/2026	6.875%		1,450,000	1,607,934
01/25/2027	5.950%		2,400,000	2,529,430
01/25/2027	5.950%		1,100,000	1,159,322
Total				5,296,686
Egypt 0.0%
Egypt Government International Bond(a)
01/31/2027	7.500%		1,000,000	1,084,206
Hungary 0.1%
Hungary Government International Bond
03/29/2041	7.625%		1,900,000	2,749,310
Indonesia 0.1%
Indonesia Government International Bond(a)
01/08/2026	4.750%		4,200,000	4,390,315
01/08/2046	5.950%		700,000	813,969
Total				5,204,284
Italy 0.1%
Republic of Italy
09/27/2023	6.875%		2,900,000	3,392,089
Jordan 0.1%
Jordan Government International Bond(a)
10/10/2047	7.375%		2,500,000	2,531,650
Kazakhstan 0.1%
KazTransGas JSC(a)
09/26/2027	4.375%		3,000,000	2,885,628
Mexico 3.5%
Mexican Bonos
11/20/2036	10.000%	MXN	1,532,600,000	104,733,230
Foreign Government Obligations(g),(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mexico Government International Bond
01/21/2026	4.125%	4,000,000	4,058,196
03/28/2027	4.150%	2,500,000	2,519,885
03/08/2044	4.750%	4,774,000	4,640,266
Pemex Project Funding Master Trust
03/05/2020	6.000%	1,041,000	1,087,970
Petroleos Mexicanos
01/24/2022	4.875%	4,620,000	4,732,548
08/04/2026	6.875%	5,000,000	5,493,710
06/15/2035	6.625%	470,000	486,419
06/02/2041	6.500%	850,000	845,388
06/27/2044	5.500%	2,460,000	2,189,353
Petroleos Mexicanos(a)
02/12/2048	6.350%	1,000,000	966,188
Total			131,753,153
Namibia 0.1%
Namibia International Bonds(a)
10/29/2025	5.250%	3,500,000	3,474,825
Norway 0.1%
Statoil ASA
01/17/2023	2.450%	2,750,000	2,664,731
05/15/2043	3.950%	1,130,000	1,142,557
Total			3,807,288
Panama 0.1%
Panama Government International Bond
01/26/2036	6.700%	3,000,000	3,795,483
Paraguay 0.1%
Paraguay Government International Bond(a)
04/15/2026	5.000%	2,300,000	2,401,865
Peru 0.1%
Peruvian Government International Bond
08/25/2027	4.125%	4,300,000	4,508,713
03/14/2037	6.550%	780,000	1,002,175
Total			5,510,888
Philippines 0.2%
Philippine Government International Bond
10/23/2034	6.375%	4,700,000	6,028,149
Poland 0.1%
Poland Government International Bond
01/22/2024	4.000%	5,300,000	5,513,574
Russian Federation 0.1%
Russian Foreign Bond(a)
03/21/2029	4.375%	2,000,000	1,977,468

24	CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – American Century Diversified Bond Fund (formerly Variable Portfolio – American Century Diversified Bond Fund), March 31, 2018 (Unaudited)
Foreign Government Obligations(g),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Russian Foreign Bond - Eurobond(a)
06/24/2028	12.750%		2,000,000	3,334,180
Total				5,311,648
Saudi Arabia 0.1%
Saudi Arabia Government International Bond(a)
10/26/2021	2.375%		4,300,000	4,141,244
Serbia 0.1%
Serbia International Bond(a)
09/28/2021	7.250%		4,500,000	5,008,311
Slovenia 0.0%
Slovenia Government International Bond(a)
02/18/2024	5.250%		660,000	729,174
South Africa 1.8%
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	353,300,000	34,489,511
01/31/2030	8.000%	ZAR	376,000,000	30,877,560
South Africa Government International Bond
01/17/2024	4.665%		1,530,000	1,537,853
Total				66,904,924
Tunisia 0.1%
Banque Centrale de Tunisie International Bond(a)
01/30/2025	5.750%		3,000,000	2,858,865
Turkey 0.5%
QNB Finansbank AS(a)
04/30/2019	6.250%		6,900,000	7,039,870
Turkey Government International Bond
03/23/2023	3.250%		30,000	27,856
04/14/2026	4.250%		8,600,000	7,846,545
03/25/2027	6.000%		3,000,000	3,044,214
05/11/2047	5.750%		2,000,000	1,785,190
Total				19,743,675
Uruguay 0.0%
Uruguay Government International Bond
06/18/2050	5.100%		1,400,000	1,449,679
Virgin Islands 0.1%
Sinopec Group Overseas Development 2015 Ltd.(a)
04/28/2020	2.500%		2,000,000	1,969,776
Total Foreign Government Obligations (Cost $442,015,090)				450,323,318

Inflation-Indexed Bonds 4.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 4.6%
U.S. Treasury Inflation-Indexed Bond
07/15/2026	0.125%	180,587,390	173,587,510
Total Inflation-Indexed Bonds (Cost $177,436,678)			173,587,510

Municipal Bonds 1.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.2%
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	2,050,000	3,036,952
Rutgers, The State University of New Jersey
Revenue Bonds
Build America Bonds
Series 2010
05/01/2040	5.665%	525,000	629,690
University of California
Revenue Bonds
Taxable General
Series 2013-AJ
05/15/2031	4.601%	1,000,000	1,104,330
University of Texas System (The)
Revenue Bonds
Build America Bonds
Series 2010D
08/15/2042	5.134%	2,310,000	2,760,566
Total			7,531,538
Local General Obligation 0.1%
City of Chicago
Unlimited General Obligation Bonds
Taxable
01/01/2029	7.045%	1,000,000	1,078,310
City of Houston
Limited General Obligation Bonds
Taxable
Series 2017
03/01/2047	3.961%	1,350,000	1,374,421
City of New York
Unlimited General Obligation Bonds
Taxable Build America Bonds
Series 2010F-1
12/01/2037	6.271%	950,000	1,269,837
Total			3,722,568

CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018	25

Portfolio of Investments  (continued)
CTIVPSM – American Century Diversified Bond Fund (formerly Variable Portfolio – American Century Diversified Bond Fund), March 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 0.0%
Sacramento Municipal Utility District
Revenue Bonds
Build America Bonds
Series 2010
05/15/2036	6.156%	900,000	1,125,171
Other Bond Issue 0.1%
City of San Francisco Public Utilities Commission Water
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.000%	1,050,000	1,317,729
San Diego County Regional Airport Authority
Revenue Bonds
Taxable Senior Consolidated Rental Car Facility
Series 2014
07/01/2043	5.594%	935,000	1,040,113
Total			2,357,842
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 168th
Series 2011
10/01/2051	4.926%	2,000,000	2,336,160
Consolidated 174th
Series 2012
10/01/2062	4.458%	1,990,000	2,177,657
Total			4,513,817
Sales Tax 0.1%
Santa Clara Valley Transportation Authority
Revenue Bonds
Build America Bonds
Series 2010
04/01/2032	5.876%	2,220,000	2,662,513
Special Non Property Tax 0.0%
Missouri Highway & Transportation Commission
Revenue Bonds
Build America Bonds
Series 2009
05/01/2033	5.445%	1,700,000	1,997,313
State Appropriated 0.1%
Kentucky Turnpike Authority
Revenue Bonds
Build America Bonds
Series 2010B
07/01/2030	5.722%	2,050,000	2,370,948
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 0.4%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	3,740,000	5,454,229
Series 2010
11/01/2040	7.600%	1,245,000	1,925,940
Taxable Build America Bonds
Series 2009
04/01/2039	7.550%	1,000,000	1,522,680
State of Illinois
Unlimited General Obligation Bonds
Taxable Pension
Series 2003
06/01/2033	5.100%	3,220,000	3,018,203
State of Washington
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2040	5.140%	3,545,000	4,248,541
Total			16,169,593
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Build America Bonds
Series 2010
11/15/2040	6.687%	1,650,000	2,232,466
11/15/2040	6.814%	1,100,000	1,504,030
Total			3,736,496
Turnpike / Bridge / Toll Road 0.2%
Bay Area Toll Authority
Revenue Bonds
Build America Bonds
Subordinated Series 2010-S1
04/01/2040	6.918%	1,265,000	1,762,474
New Jersey Turnpike Authority
Revenue Bonds
Taxable Build America Bonds
Series 2009
01/01/2040	7.414%	1,275,000	1,877,934
Series 2010A
01/01/2041	7.102%	2,020,000	2,891,408
Total			6,531,816

26	CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – American Century Diversified Bond Fund (formerly Variable Portfolio – American Century Diversified Bond Fund), March 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 0.2%
City of San Francisco Public Utilities Commission Water
Revenue Bonds
Build America Bonds
Series 2010
11/01/2050	6.950%	270,000	393,042
New York City Water & Sewer System
Revenue Bonds
Build America Bonds
Series 2010
06/15/2042	5.724%	2,000,000	2,607,040
Ohio Water Development Authority Water Pollution Control
Revenue Bonds
Taxable Loan Fund-Water Quality
Series 2010B-2
12/01/2034	4.879%	1,160,000	1,286,347
San Diego County Water Authority Financing Corp.
Revenue Bonds
Build America Bonds
Series 2010
05/01/2049	6.138%	1,900,000	2,597,623
Total			6,884,052
Total Municipal Bonds (Cost $50,940,457)			59,603,667

Residential Mortgage-Backed Securities - Agency 21.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
11/01/2022- 06/01/2033	5.000%	1,061,366	1,123,617
03/01/2034- 08/01/2038	5.500%	2,523,307	2,781,665
02/01/2038	6.000%	822,448	922,669
02/01/2043	3.000%	14,771,848	14,521,002
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.250% 07/01/2036	3.247%	2,420,303	2,554,390
12-month USD LIBOR + 1.870% 07/01/2036	3.658%	2,257,970	2,382,872
1-year CMT + 2.135% 10/01/2036	3.319%	1,859,265	1,949,279
1-year CMT + 2.253% 04/01/2037	3.454%	1,685,682	1,772,420
12-month USD LIBOR + 1.743% 02/01/2038	3.545%	1,132,267	1,183,890
12-month USD LIBOR + 1.783% 06/01/2038	3.595%	631,268	660,720
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/01/2040- 05/01/2041	3.630%	579,479	606,065
12-month USD LIBOR + 1.778% 09/01/2040	4.064%	749,658	775,072
12-month USD LIBOR + 1.778% 02/01/2041	3.789%	567,042	583,040
12-month USD LIBOR + 1.890% 07/01/2041	3.659%	1,078,961	1,103,716
12-month USD LIBOR + 1.829% 07/01/2041	4.077%	1,248,773	1,300,711
12-month USD LIBOR + 1.650% 12/01/2042	2.065%	3,494,410	3,473,587
12-month USD LIBOR + 1.653% 02/01/2043	2.313%	3,918,419	3,878,049
12-month USD LIBOR + 1.640% 02/01/2043	3.474%	553,225	567,150
12-month USD LIBOR + 1.650% 06/01/2043	1.841%	752,664	774,304
Federal National Mortgage Association
08/01/2018- 05/01/2039	6.500%	773,840	871,850
07/01/2031- 01/01/2042	5.000%	22,581,213	24,329,958
04/01/2033- 01/01/2039	5.500%	10,405,488	11,423,250
07/01/2033- 11/01/2040	4.500%	13,707,279	14,531,766
12/01/2033- 09/01/2037	6.000%	4,775,163	5,355,058
10/01/2040- 04/01/2046	4.000%	73,758,820	75,886,266
12/01/2040- 05/01/2046	3.500%	141,980,245	142,779,458
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.565% 06/01/2035	3.113%	3,035,241	3,145,157
6-month USD LIBOR + 1.565% 06/01/2035	3.125%	1,245,465	1,291,361
6-month USD LIBOR + 1.565% 06/01/2035	3.136%	1,849,337	1,914,224
6-month USD LIBOR + 1.565% 06/01/2035	3.146%	1,323,427	1,371,312
1-year CMT + 2.172% 03/01/2038	3.418%	2,204,517	2,317,106

CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018	27

Portfolio of Investments  (continued)
CTIVPSM – American Century Diversified Bond Fund (formerly Variable Portfolio – American Century Diversified Bond Fund), March 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12-month USD LIBOR + 1.787% 03/01/2040	3.537%	791,813	826,807
12-month USD LIBOR + 1.790% 08/01/2040	3.609%	684,894	706,033
12-month USD LIBOR + 1.764% 10/01/2040	3.933%	1,379,540	1,425,041
12-month USD LIBOR + 1.750% 08/01/2041	3.112%	1,230,800	1,281,380
12-month USD LIBOR + 1.818% 09/01/2041	3.324%	660,259	672,348
12-month USD LIBOR + 1.610% 03/01/2047	3.187%	6,989,735	7,003,168
12-month USD LIBOR + 1.610% 04/01/2047	3.179%	7,073,570	7,099,455
CMO Series 2005-106 Class UF
1-month USD LIBOR + 0.300% 11/25/2035	1.921%	1,383,535	1,382,819
CMO Series 2006-43 Class FM
1-month USD LIBOR + 0.300% 06/25/2036	1.921%	528,240	527,402
CMO Series 2007-36 Class FB
1-month USD LIBOR + 0.400% 04/25/2037	2.021%	2,279,362	2,285,863
Federal National Mortgage Association(d)
04/12/2048	3.000%	112,000,000	109,235,000
04/12/2048	3.500%	75,165,000	75,322,080
04/12/2048	4.000%	22,000,000	22,576,292
04/12/2048	4.500%	58,850,000	61,621,235
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2015-HQ2 Class M3
1-month USD LIBOR + 3.250% 05/25/2025	4.871%	5,972,000	6,756,229
Government National Mortgage Association
07/20/2039- 10/20/2040	5.000%	9,617,897	10,343,352
02/15/2040- 06/15/2041	4.500%	22,061,909	23,378,433
07/15/2040- 09/20/2045	4.000%	22,212,183	23,072,453
04/20/2042- 04/20/2046	3.500%	52,389,878	53,098,689
07/20/2046	2.500%	17,789,718	16,953,205
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(d)
04/20/2047	2.500%	15,000,000	14,285,157
04/19/2048	4.000%	45,000,000	46,254,199
Total Residential Mortgage-Backed Securities - Agency (Cost $822,461,989)			814,237,624

Residential Mortgage-Backed Securities - Non-Agency 8.6%

Bear Stearns Adjustable Rate Mortgage Trust(f)
CMO Series 2005-6 Class 1A1
08/25/2035	3.665%	3,216,467	3,183,445
Bear Stearns Adjustable Rate Mortgage Trust(b)
CMO Series 2006-1 Class A1
1-year CMT + 2.250% 02/25/2036	3.870%	3,908,959	3,923,758
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	1,771,908	1,821,701
Citigroup Mortgage Loan Trust, Inc.(f)
CMO Series 2004-UST1 Class A4
08/25/2034	3.528%	724,276	704,538
CMO Series 2005-4 Class A
08/25/2035	3.545%	3,058,442	3,118,244
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2005-6 Class A2
1-year CMT + 2.150% 09/25/2035	3.180%	2,190,663	2,215,670
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-4 Class A19
05/25/2034	5.250%	620,740	631,900
CMO Series 2004-5 Class 2A4
05/25/2034	5.500%	163,969	166,268
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(f)
CMO Series 2005-3 Class 1A1
07/25/2035	5.389%	6,124,151	5,807,404
Credit Suisse First Boston Mortgage-Backed Trust(f)
CMO Series 2004-AR6 Class 2A1
10/25/2034	3.530%	1,963,894	1,977,671
Credit Suisse Mortgage Capital Trust(a)
CMO Series 2017-HL1 Class A3
06/25/2047	3.500%	14,414,930	14,409,611
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 14-C02 Class 1M2
1-month USD LIBOR + 2.600% 05/25/2024	4.221%	5,525,000	5,887,612
CMO Series 2014-C02 Class 2M2
1-month USD LIBOR + 2.600% 05/25/2024	4.221%	8,427,928	8,916,241

28	CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – American Century Diversified Bond Fund (formerly Variable Portfolio – American Century Diversified Bond Fund), March 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-C03 Class 2M2
1-month USD LIBOR + 5.900% 10/25/2028	7.521%	6,000,000	7,047,206
CMO Series 2016-C04 Class 1M2
1-month USD LIBOR + 4.250% 01/25/2029	5.871%	5,745,000	6,485,358
CMO Series 2017-C03 Class 1M2
1-month USD LIBOR + 3.000% 10/25/2029	4.621%	4,630,000	4,911,017
CMO Series 2017-C05 Class 1M2
1-month USD LIBOR + 2.200% 01/25/2030	3.821%	4,500,000	4,558,592
CMO Series 2017-C06 Class 2M2
1-month USD LIBOR + 2.800% 02/25/2030	4.421%	8,200,000	8,482,598
CMO Series 2017-C07 Class 1M2
1-month USD LIBOR + 2.400% 05/25/2030	4.021%	9,550,000	9,691,602
First Horizon Mortgage Pass-Through Trust(f)
CMO Series 2005-AR3 Class 4A1
08/25/2035	3.341%	728,119	720,007
CMO Series 2006-AR4 Class 1A2
01/25/2037	3.657%	3,824,699	3,490,741
Flagstar Mortgage Trust(a)
CMO Series 2017-1 Class 1A5
03/25/2047	3.500%	8,791,427	8,822,333
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2016-DNA4 Class M2
1-month USD LIBOR + 1.300% 03/25/2029	2.921%	3,650,000	3,691,122
CMO Series 2016-HQA3 Class M2
1-month USD LIBOR + 1.350% 03/25/2029	2.971%	7,500,000	7,633,146
GSR Mortgage Loan Trust(f)
CMO Series 2005-AR6 Class 2A1
09/25/2035	3.614%	2,314,896	2,361,188
GSR Mortgage Loan Trust
Series 2005-6F Class 1A5
07/25/2035	5.250%	1,783,996	1,867,672
JPMorgan Mortgage Trust(f)
CMO Series 2005-A4 Class 1A1
07/25/2035	3.536%	1,367,711	1,371,882
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-A4 Class 2A1
07/25/2035	3.651%	695,441	694,630
CMO Series 2005-S2 Class 3A1
02/25/2032	7.151%	526,883	546,537
CMO Series 2006-A3 Class 7A1
04/25/2035	3.782%	1,116,583	1,116,997
CMO Series 2006-A4 Class 3A1
06/25/2036	3.607%	2,999,389	2,676,598
JPMorgan Mortgage Trust
CMO Series 2006-S1 Class 1A2
04/25/2036	6.500%	4,823,234	5,167,080
MASTR Adjustable Rate Mortgages Trust(f)
CMO Series 2004-13 Class 3A7
11/21/2034	3.469%	1,329,412	1,363,553
Merrill Lynch Mortgage Investors Trust(f)
CMO Series 2005-A2 Class A2
02/25/2035	3.525%	2,168,564	2,252,444
Mill City Mortgage Loan Trust(a),(f)
CMO Series 2017-2 Class A1
07/25/2059	2.750%	8,091,049	8,017,412
New Residential Mortgage Loan Trust(a),(f)
CMO Series 2017-2A Class A3
03/25/2057	4.000%	6,124,874	6,242,038
New Residential Mortgage Loan Trust(a),(b)
CMO Series 2017-5A Class A1
1-month USD LIBOR + 1.500% 06/25/2057	3.372%	10,083,484	10,335,697
PHH Mortgage Capital Trust(f)
CMO Series 2007-6 Class A1
12/18/2037	5.897%	59,194	60,825
RALI Trust
CMO Series 2006-QS17 Class A5
12/25/2036	6.000%	6,420,293	5,898,547
Sequoia Mortgage Trust(f)
CMO Series 2012-1 Class 1A1
01/25/2042	2.865%	140,185	135,206
Sequoia Mortgage Trust(a)
CMO Series 2013-12 Class A1
12/25/2043	4.000%	1,618,897	1,642,448
CMO Series 2017-CH1 Class A1
10/25/2047	4.000%	10,771,803	10,959,490
Sequoia Mortgage Trust(a),(f)
CMO Series 2018-2 Class A4
02/25/2048	3.500%	7,880,521	7,900,467
Structured Adjustable Rate Mortgage Loan Trust(f)
CMO Series 2004-8 Class 2A1
07/25/2034	3.496%	2,739,220	2,753,334

CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018	29

Portfolio of Investments  (continued)
CTIVPSM – American Century Diversified Bond Fund (formerly Variable Portfolio – American Century Diversified Bond Fund), March 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Thornburg Mortgage Securities Trust(f)
CMO Series 2006-4 Class A2B
07/25/2036	3.910%	7,971,934	7,751,025
Towd Point Mortgage Trust(a),(f)
CMO Series 2017-3 Class M1
07/25/2057	3.500%	16,257,000	15,962,126
CMO Series 2018-1 Class A1
01/25/2058	3.000%	3,487,850	3,468,787
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2003-S11 Class 3A5
11/25/2033	5.950%	348,475	353,219
WaMu Mortgage Pass-Through Certificates Trust(f)
CMO Series 2005-AR7 Class A3
08/25/2035	3.279%	4,044,247	4,072,050
Wells Fargo Mortgage-Backed Securities(f)
CMO Series 2005-AR4 Class 2A1
04/25/2035	3.934%	2,328,431	2,347,009
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-4 Class A9
05/25/2034	5.500%	709,167	722,169
CMO Series 2005-17 Class 1A1
01/25/2036	5.500%	102,071	100,661
CMO Series 2005-17 Class 2A1
01/25/2036	5.500%	4,449,723	4,432,603
CMO Series 2005-18 Class 1A1
01/25/2036	5.500%	3,870,402	3,845,608
CMO Series 2005-9 Class 1A11
10/25/2035	5.500%	729,359	730,541
CMO Series 2006-10 Class A4
08/25/2036	6.000%	579,421	579,959
CMO Series 2006-13 Class A5
10/25/2036	6.000%	2,904,100	2,882,849
CMO Series 2006-7 Class 3A1
06/25/2036	6.000%	1,316,757	1,313,133
CMO Series 2006-8 Class A10
07/25/2036	6.000%	1,888,026	1,901,209
CMO Series 2006-8 Class A15
07/25/2036	6.000%	2,759,548	2,778,816
CMO Series 2006-8 Class A9
07/25/2036	6.000%	2,382,757	2,399,394
CMO Series 2007-11 Class A3
08/25/2037	6.000%	616,445	603,209
CMO Series 2007-11 Class A36
08/25/2037	6.000%	4,485,181	4,388,878
CMO Series 2007-13 Class A1
09/25/2037	6.000%	2,614,872	2,629,602
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-14 Class 2A2
10/25/2022	5.500%	441,085	450,373
CMO Series 2007-15 Class A1
11/25/2037	6.000%	991,788	985,474
CMO Series 2007-16 Class 1A1
12/28/2037	6.000%	329,110	333,430
CMO Series 2007-4 Class A15
04/25/2037	6.000%	1,040,538	1,048,380
CMO Series 2007-7 Class A1
06/25/2037	6.000%	1,510,719	1,501,472
CMO Series 2008-1 Class 4A1
02/25/2038	5.750%	1,054,860	1,105,365
Series 2006-6 Class 1A16
05/25/2036	5.750%	5,361,144	5,371,309
Series 2007-10 Class 2A9
07/25/2037	6.000%	5,274,927	5,147,083
Series 2007-12 Class A7
09/25/2037	5.500%	1,049,921	1,054,881
Series 2007-8 Class 2A2
07/25/2037	6.000%	2,593,900	2,608,973
Wells Fargo Mortgage-Backed Securities Trust(f)
CMO Series 2004-A Class A1
02/25/2034	3.785%	380,033	391,721
CMO Series 2004-Z Class 2A2
12/25/2034	3.738%	1,969,447	2,004,272
CMO Series 2005-AR10 Class 2A17
06/25/2035	3.645%	4,186,059	4,294,009
CMO Series 2005-AR12 Class 2A6
06/25/2035	3.737%	2,418,437	2,465,682
CMO Series 2005-AR16 Class 3A2
03/25/2035	3.865%	2,339,103	2,367,353
CMO Series 2005-AR16 Class 6A3
10/25/2035	3.488%	3,954,597	3,982,057
CMO Series 2006-AR1 Class 1A1
03/25/2036	3.972%	4,414,897	4,211,939
CMO Series 2006-AR10 Class 1A1
07/25/2036	3.603%	1,202,710	1,170,886
CMO Series 2006-AR10 Class 2A1
07/25/2036	3.577%	1,339,158	1,330,549
CMO Series 2006-AR10 Class 4A1
07/25/2036	3.917%	4,131,772	4,166,689
CMO Series 2006-AR10 Class 5A6
07/25/2036	3.495%	1,714,548	1,731,162
CMO Series 2006-AR12 Class 1A1
09/25/2036	3.754%	1,696,223	1,685,576

30	CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – American Century Diversified Bond Fund (formerly Variable Portfolio – American Century Diversified Bond Fund), March 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-AR14 Class 1A7
10/25/2036	3.596%	3,552,889	3,383,514
CMO Series 2006-AR14 Class 2A1
10/25/2036	3.627%	2,362,599	2,331,450
CMO Series 2006-AR16 Class A1
10/25/2036	3.723%	3,935,229	3,856,616
CMO Series 2006-AR19 Class A1
12/25/2036	3.701%	4,678,668	4,356,126
CMO Series 2006-AR2 Class 2A3
03/25/2036	3.755%	1,226,186	1,236,213
CMO Series 2006-AR5 Class 2A1
04/25/2036	4.045%	5,817,588	5,514,753
CMO Series 2006-AR7 Class 2A1
05/25/2036	3.410%	1,977,044	2,011,278
CMO Series 2007-AR10 Class 1A1
01/25/2038	3.727%	451,287	429,564
CMO Series 2007-AR7 Class A1
12/28/2037	3.714%	843,942	819,156
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $326,301,867)			328,271,982

U.S. Treasury Obligations 4.7%

U.S. Treasury(j)
11/15/2018	1.250%	15,000,000	14,930,180
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
11/30/2022	2.000%	5,000,000	4,880,621
05/15/2042	3.000%	18,000,000	18,198,951
11/15/2042	2.750%	2,800,000	2,703,282
05/15/2043	2.875%	13,000,000	12,818,130
08/15/2044	3.125%	36,000,000	37,081,855
11/15/2044	3.000%	36,000,000	36,250,755
02/15/2045	2.500%	21,500,000	19,633,874
05/15/2045	3.000%	27,100,000	27,280,065
11/15/2045	3.000%	6,000,000	6,036,103
Total U.S. Treasury Obligations (Cost $183,658,428)			179,813,816

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(k),(l)	61,759,889	61,753,713
Total Money Market Funds (Cost $61,754,017)		61,753,713
Total Investments in Securities (Cost: $4,170,324,491)		4,162,501,133
Other Assets & Liabilities, Net		(342,826,220)
Net Assets		3,819,674,913

At March 31, 2018, securities and/or cash totaling $10,141,574 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
50,765,721 BRL	15,535,612 USD	Goldman Sachs	06/13/2018	252,037	—
67,606,145,250 CLP	112,006,735 USD	Goldman Sachs	06/13/2018	75,567	—
66,682,885 ILS	19,358,673 USD	Goldman Sachs	06/13/2018	264,243	—
41,942,108,091 KRW	39,222,058 USD	Goldman Sachs	06/13/2018	—	(332,327)
133,877,949 PLN	39,461,755 USD	Goldman Sachs	06/13/2018	301,305	—
432,785,804 THB	13,861,344 USD	Goldman Sachs	06/13/2018	—	(12,737)
15,313,481 USD	50,765,721 BRL	Goldman Sachs	06/13/2018	—	(29,905)
18,986,868 USD	1,241,171,562 INR	Goldman Sachs	06/13/2018	—	(68,154)
29,070,245 USD	113,446,630 MYR	Goldman Sachs	06/13/2018	286,486	—
19,126,278 USD	61,567,489 PEN	Goldman Sachs	06/13/2018	—	(85,569)
19,614,884 USD	1,123,932,860 RUB	Goldman Sachs	06/13/2018	—	(166,724)
38,804,704 USD	538,531,689,227 IDR	Goldman Sachs	06/20/2018	191,991	—
10,494,110 EUR	13,100,994 USD	JPMorgan	06/13/2018	120,074	—
11,056,146,099 HUF	44,111,025 USD	JPMorgan	06/13/2018	354,934	—
1,935,181,666 MXN	101,396,868 USD	JPMorgan	06/13/2018	—	(3,855,714)
19,071,177 USD	24,663,533 CAD	JPMorgan	06/13/2018	98,252	—
6,103,180 USD	4,886,336 EUR	JPMorgan	06/13/2018	—	(58,920)
43,618,916 USD	4,595,056,462 JPY	JPMorgan	06/13/2018	—	(228,882)
CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018	31

Portfolio of Investments  (continued)
CTIVPSM – American Century Diversified Bond Fund (formerly Variable Portfolio – American Century Diversified Bond Fund), March 31, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
38,302,163 USD	297,929,892 NOK	JPMorgan	06/13/2018	—	(209,465)
20,384,633 CHF	21,792,423 USD	UBS	06/13/2018	340,284	—
55,112,015 NZD	40,175,006 USD	UBS	06/13/2018	355,535	—
26,998,721 USD	34,526,984 AUD	UBS	06/13/2018	—	(476,085)
775,768,575 ZAR	64,521,028 USD	UBS	06/13/2018	—	(368,601)
Total				2,640,708	(5,893,083)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	405	06/2018	USD	59,973,822	1,353,483	—
U.S. Treasury 2-Year Note	803	06/2018	USD	170,696,440	507	—
U.S. Treasury 5-Year Note	166	06/2018	USD	19,033,047	34,529	—
U.S. Ultra Bond	86	06/2018	USD	14,025,801	221,489	—
Total					1,610,008	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(1,480)	06/2018	USD	(180,168,762)	—	(1,449,382)
U.S. Treasury Ultra 10-Year Note	(859)	06/2018	USD	(112,754,951)	—	(1,606,276)
Total					—	(3,055,658)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 29	Goldman Sachs	12/20/2022	5.000	Quarterly	3.374%	USD	159,680,000	(914,635)	—	—	—	(914,635)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2018, the value of these securities amounted to $799,948,045, which represents 20.94% of net assets.
(b)	Variable rate security.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2018, the value of these securities amounted to $12,750,000, which represents 0.33% of net assets.
(f)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(i)	Principal and interest may not be guaranteed by the government.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	The rate shown is the seven-day current annualized yield at March 31, 2018.
32	CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – American Century Diversified Bond Fund (formerly Variable Portfolio – American Century Diversified Bond Fund), March 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	109,784,057	218,913,056	(266,937,224)	61,759,889	1,688	(6,655)	220,619	61,753,713
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thailand Baht
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018	33

Portfolio of Investments  (continued)
CTIVPSM – American Century Diversified Bond Fund (formerly Variable Portfolio – American Century Diversified Bond Fund), March 31, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	138,990,550	55,447,437	—	194,437,987
Commercial Mortgage-Backed Securities - Non-Agency	—	333,597,699	—	—	333,597,699
Corporate Bonds & Notes	—	1,566,873,817	—	—	1,566,873,817
Foreign Government Obligations	—	450,323,318	—	—	450,323,318
Inflation-Indexed Bonds	—	173,587,510	—	—	173,587,510
Municipal Bonds	—	59,603,667	—	—	59,603,667
Residential Mortgage-Backed Securities - Agency	—	814,237,624	—	—	814,237,624
Residential Mortgage-Backed Securities - Non-Agency	—	328,271,982	—	—	328,271,982
U.S. Treasury Obligations	179,813,816	—	—	—	179,813,816
Money Market Funds	—	—	—	61,753,713	61,753,713
Total Investments in Securities	179,813,816	3,865,486,167	55,447,437	61,753,713	4,162,501,133
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	2,640,708	—	—	2,640,708
Futures Contracts	1,610,008	—	—	—	1,610,008
34	CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – American Century Diversified Bond Fund (formerly Variable Portfolio – American Century Diversified Bond Fund), March 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(5,893,083)	—	—	(5,893,083)
Futures Contracts	(3,055,658)	—	—	—	(3,055,658)
Swap Contracts	—	(914,635)	—	—	(914,635)
Total	178,368,166	3,861,319,157	55,447,437	61,753,713	4,156,888,473
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 12/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 03/31/2018 ($)
Asset-Backed Securities — Non-Agency	—	—	—	(2,563)	55,450,000	—	—	—	55,447,437
(a) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2018 was $(2,563), which is comprised of Asset-Backed Securities — Non-Agency of $(2,563).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset-backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.
CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018	35

Portfolio of Investments
CTIVPSM – AQR International Core Equity Fund (formerly Variable Portfolio – Pyramis® International Equity Fund), March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.7%
Issuer	Shares	Value ($)
Australia 6.1%
Australia & New Zealand Banking Group Ltd.	1,073,187	22,336,616
BHP Billiton Ltd.	773,383	17,142,425
Challenger Ltd.	1,065,854	9,545,603
CSL Ltd.	139,817	16,844,954
Insurance Australia Group Ltd.	2,447,827	14,172,739
James Hardie Industries PLC	444,818	7,894,454
LendLease Group	903,735	12,116,393
Macquarie Group Ltd.	296,075	23,608,173
Mirvac Group	6,290,752	10,454,523
QBE Insurance Group Ltd.	1,570,756	11,718,980
South32 Ltd.	4,489,457	11,282,793
Total		157,117,653
Austria 0.6%
Erste Group Bank AG	300,546	15,088,115
Belgium 3.0%
Anheuser-Busch InBev SA/NV	304,061	33,402,484
KBC Group NV	265,227	23,079,364
Telenet Group Holding NV(a)	133,349	8,901,299
Umicore SA	239,362	12,643,868
Total		78,027,015
China 0.4%
WH Group Ltd.	9,571,500	10,255,727
Denmark 1.0%
AP Moller - Maersk A/S, Class B	5,729	8,940,560
Danske Bank A/S	437,858	16,405,793
Total		25,346,353
Finland 1.7%
Fortum OYJ	961,032	20,634,652
Nokian Renkaat OYJ	183,235	8,319,527
Sampo OYJ, Class A	170,682	9,505,307
Wartsila OYJ	226,737	5,007,843
Total		43,467,329
Common Stocks (continued)
Issuer	Shares	Value ($)
France 10.8%
Accor SA	216,643	11,689,021
Air Liquide SA	82,355	10,080,675
BNP Paribas SA	191,449	14,174,148
Bouygues SA	260,005	13,024,068
Capgemini SE	140,566	17,503,491
Cie de Saint-Gobain	279,694	14,750,243
Danone SA	143,913	11,639,318
Eiffage SA	97,181	11,058,419
Ipsen SA	80,569	12,506,019
Kering SA	33,172	15,869,446
Pernod Ricard SA	93,078	15,489,885
Sanofi	273,769	22,006,997
Schneider Electric SE	171,880	15,087,675
Societe Generale SA	481,562	26,166,470
Total SA	234,854	13,330,464
VINCI SA	270,987	26,641,526
Vivendi SA	806,444	20,838,064
Wendel SA	44,329	6,910,801
Total		278,766,730
Germany 8.0%
Allianz SE, Registered Shares	74,070	16,714,968
BASF SE	242,090	24,566,128
Deutsche Post AG	485,473	21,217,876
Deutsche Telekom AG, Registered Shares	1,278,694	20,847,134
E.ON SE	1,628,027	18,068,912
Fresenius Medical Care AG & Co. KGaA	79,040	8,070,199
K+S AG	401,277	11,573,527
Linde AG(a)	61,134	12,870,537
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	68,497	15,916,677
ProSiebenSat.1 Media AG	237,220	8,225,383
SAP SE	279,583	29,230,769
Vonovia SE	207,832	10,293,005
Wirecard AG	57,763	6,817,463
Total		204,412,578
36	CTIVPSM – AQR International Core Equity Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – AQR International Core Equity Fund (formerly Variable Portfolio – Pyramis® International Equity Fund), March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 3.7%
AIA Group Ltd.	1,797,400	15,365,394
ASM Pacific Technology Ltd.	516,700	7,279,443
BOC Hong Kong Holdings Ltd.	3,163,500	15,519,434
CK Hutchison Holdings Ltd.	1,319,316	15,851,939
Henderson Land Development Co., Ltd.	1,780,000	11,671,595
HKT Trust & HKT Ltd.	5,716,000	7,206,643
Melco Resorts & Entertainment Ltd., ADR	462,300	13,397,454
Sino Land Co., Ltd.	5,053,336	8,190,703
Total		94,482,605
Ireland 0.5%
CRH PLC	386,717	13,118,794
Italy 0.9%
Intesa Sanpaolo SpA	6,671,883	24,246,511
Japan 23.8%
Aeon Credit Service Co., Ltd.	200,900	4,658,317
Asahi Glass Co., Ltd.	271,500	11,377,818
Asahi Group Holdings Ltd.	208,200	11,196,708
Bridgestone Corp.	299,200	13,162,960
Chugai Pharmaceutical Co., Ltd.	143,800	7,300,485
Coca-Cola Bottlers Japan Holdings, Inc.	144,500	5,967,493
Dai-ichi Life Holdings, Inc.	568,300	10,491,657
Daikin Industries Ltd.	85,700	9,520,683
DeNA Co., Ltd.	314,800	5,733,391
FANUC Corp.	34,900	8,981,625
Hitachi Ltd.	1,660,000	12,090,788
Honda Motor Co., Ltd.	772,800	26,751,704
Hoya Corp.	181,200	9,152,889
Iida Group Holdings Co., Ltd.	285,400	5,334,885
Isuzu Motors Ltd.	670,400	10,271,520
ITOCHU Corp.	1,225,400	23,928,599
JSR Corp.	492,900	11,093,179
Kamigumi Co., Ltd.	260,000	5,828,383
Kao Corp.	231,100	17,349,484
Keyence Corp.	27,100	16,928,235
Komatsu Ltd.	268,300	8,987,772
Kose Corp.	42,200	8,871,409
Makita Corp.	100,900	4,997,997
Common Stocks (continued)
Issuer	Shares	Value ($)
MinebeaMitsumi, Inc.	354,000	7,611,608
Mitsubishi Heavy Industries Ltd.	171,200	6,601,302
Mitsubishi Motors Corp.	1,312,000	9,382,775
Mitsubishi UFJ Financial Group, Inc.	5,138,100	34,145,846
Mitsui Chemicals, Inc.	381,300	12,105,983
Mitsui Fudosan Co., Ltd.	617,000	14,895,154
Nidec Corp.	84,800	13,051,462
Nintendo Co., Ltd.	19,300	8,574,475
Nippon Telegraph & Telephone Corp.	552,000	25,752,496
Nitori Co., Ltd.	32,900	5,769,540
Nomura Holdings, Inc.	1,607,100	9,371,508
Obic Co., Ltd.	43,200	3,640,378
Olympus Corp.	297,900	11,391,423
ORIX Corp.	1,356,400	24,308,005
Panasonic Corp.	1,146,000	16,457,125
Recruit Holdings Co., Ltd.	333,100	8,348,693
Renesas Electronics Corp.(a)	375,600	3,775,825
Rohm Co., Ltd.	52,400	4,973,852
Santen Pharmaceutical Co., Ltd.	261,400	4,377,398
Seven & I Holdings Co., Ltd.	86,200	3,692,148
Shin-Etsu Chemical Co., Ltd.	74,900	7,812,758
Shionogi & Co., Ltd.	103,500	5,389,610
SMC Corp.	24,500	9,966,577
SoftBank Group Corp.	290,700	21,683,680
Sony Corp.	315,300	15,512,858
Sony Financial Holdings, Inc.	251,000	4,583,295
Subaru Corp.	286,000	9,467,394
Sumitomo Heavy Industries Ltd.	183,000	6,991,951
Suzuki Motor Corp.	158,900	8,627,214
Taisei Corp.	78,000	4,000,597
TDK Corp.	97,700	8,703,966
Tokyo Electron Ltd.	55,300	10,230,009
Toshiba Corp.(a)	3,301,000	9,628,128
Trend Micro, Inc.	112,300	6,622,533
USS Co., Ltd.	246,900	5,053,403
Total		612,478,950

CTIVPSM – AQR International Core Equity Fund | Quarterly Report 2018	37

Portfolio of Investments  (continued)
CTIVPSM – AQR International Core Equity Fund (formerly Variable Portfolio – Pyramis® International Equity Fund), March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Luxembourg 0.5%
ArcelorMittal (a)	277,946	8,789,363
B&M European Value Retail SA	970,000	5,325,244
Total		14,114,607
Netherlands 3.2%
ASML Holding NV	65,935	12,992,922
CNH Industrial NV	731,648	9,029,568
Koninklijke KPN NV	2,447,876	7,340,216
Koninklijke Philips NV	426,003	16,335,922
Unilever NV-CVA	634,924	35,835,572
Total		81,534,200
New Zealand 0.2%
Spark New Zealand Ltd.	2,102,478	5,101,531
Norway 1.3%
Statoil ASA	1,026,216	24,288,452
Yara International ASA	195,369	8,348,138
Total		32,636,590
Singapore 1.1%
DBS Group Holdings Ltd.	750,900	15,860,774
United Overseas Bank Ltd.	541,897	11,402,716
Total		27,263,490
Spain 2.3%
Aedas Homes SAU(a),(b)	93,310	3,432,916
Amadeus IT Group SA, Class A	248,633	18,349,705
Bankinter SA	1,449,514	14,903,378
CaixaBank SA	959,559	4,571,628
Grifols SA	372,275	10,540,091
Unicaja Banco SA(a),(b)	3,522,600	6,076,804
Total		57,874,522
Sweden 3.2%
Alfa Laval AB	555,610	13,166,877
Essity AB, Class B(a)	396,438	10,986,558
Lundin Petroleum AB(a)	665,426	16,810,582
Nordea Bank AB	1,788,420	19,136,031
Swedbank AB, Class A	463,486	10,414,692
Volvo AB B Shares	586,160	10,729,292
Total		81,244,032
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 6.9%
Credit Suisse Group AG, Registered Shares	1,100,108	18,400,342
Lonza Group AG, Registered Shares	45,297	10,670,381
Nestlé SA, Registered Shares	419,904	33,214,582
Novartis AG, Registered Shares	504,567	40,777,036
Roche Holding AG, Genusschein Shares	170,866	39,159,770
Swatch Group AG (The)	15,974	7,041,259
Zurich Insurance Group AG	85,166	27,919,482
Total		177,182,852
United Kingdom 16.3%
Ashtead Group PLC	132,759	3,613,463
AstraZeneca PLC	419,282	28,797,923
BAE Systems PLC	1,261,974	10,293,980
BHP Billiton PLC	1,051,495	20,706,585
BP PLC	6,260,502	42,094,871
British American Tobacco PLC	658,294	38,153,378
Bunzl PLC	212,330	6,240,987
Carnival PLC	135,683	8,718,641
Coca-Cola European Partners PLC	112,100	4,670,086
Direct Line Insurance Group PLC	886,711	4,743,586
Ferguson PLC	138,956	10,437,910
Glencore PLC	4,434,119	22,010,153
Imperial Brands PLC	208,276	7,089,048
John Wood Group PLC	689,565	5,224,285
Johnson Matthey PLC	120,696	5,151,219
Lloyds Banking Group PLC	14,684,349	13,321,352
Micro Focus International PLC	407,698	5,644,502
Prudential PLC	804,128	20,064,898
Randgold Resources Ltd.	47,207	3,895,734
Rolls-Royce Holdings PLC	921,097	11,263,685
Royal Dutch Shell PLC, Class A	947,121	29,679,004
Shire PLC	285,492	14,301,477
St. James’s Place PLC	433,487	6,607,904
Standard Chartered PLC	3,096,250	30,959,980
Standard Life Aberdeen PLC	3,129,154	15,791,569
Tesco PLC	3,468,180	10,018,804
Unilever PLC	364,418	20,223,630
Vodafone Group PLC	7,204,009	19,630,262
Total		419,348,916

38	CTIVPSM – AQR International Core Equity Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – AQR International Core Equity Fund (formerly Variable Portfolio – Pyramis® International Equity Fund), March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Virgin Islands 0.2%
Playtech Ltd.	437,129	4,494,206
Total Common Stocks (Cost $2,241,988,784)		2,457,603,306

Preferred Stocks 1.1%
Issuer	Shares	Value ($)
Germany 1.1%
Porsche Automobil Holding SE	156,784	13,021,751
Volkswagen AG	83,870	16,654,063
Total		29,675,814
Total Preferred Stocks (Cost $24,121,194)		29,675,814
Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(c),(d)	64,039,132	64,032,728
Total Money Market Funds (Cost $64,036,239)		64,032,728
Total Investments in Securities (Cost $2,330,146,217)		2,551,311,848
Other Assets & Liabilities, Net		17,863,616
Net Assets		$2,569,175,464

At March 31, 2018, securities and/or cash totaling $2,250,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	500	06/2018	USD	50,015,000	—	(408,390)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2018, the value of these securities amounted to $9,509,720, which represents 0.37% of net assets.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	64,992,171	90,427,409	(91,380,448)	64,039,132	(848)	(4,863)	256,290	64,032,728
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVPSM – AQR International Core Equity Fund | Quarterly Report 2018	39

Portfolio of Investments  (continued)
CTIVPSM – AQR International Core Equity Fund (formerly Variable Portfolio – Pyramis® International Equity Fund), March 31, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	157,117,653	—	—	157,117,653
Austria	—	15,088,115	—	—	15,088,115
Belgium	—	78,027,015	—	—	78,027,015
China	—	10,255,727	—	—	10,255,727
Denmark	—	25,346,353	—	—	25,346,353
40	CTIVPSM – AQR International Core Equity Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – AQR International Core Equity Fund (formerly Variable Portfolio – Pyramis® International Equity Fund), March 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Finland	—	43,467,329	—	—	43,467,329
France	—	278,766,730	—	—	278,766,730
Germany	—	204,412,578	—	—	204,412,578
Hong Kong	13,397,454	81,085,151	—	—	94,482,605
Ireland	—	13,118,794	—	—	13,118,794
Italy	—	24,246,511	—	—	24,246,511
Japan	—	612,478,950	—	—	612,478,950
Luxembourg	—	14,114,607	—	—	14,114,607
Netherlands	—	81,534,200	—	—	81,534,200
New Zealand	—	5,101,531	—	—	5,101,531
Norway	—	32,636,590	—	—	32,636,590
Singapore	—	27,263,490	—	—	27,263,490
Spain	—	57,874,522	—	—	57,874,522
Sweden	—	81,244,032	—	—	81,244,032
Switzerland	—	177,182,852	—	—	177,182,852
United Kingdom	4,670,086	414,678,830	—	—	419,348,916
Virgin Islands	—	4,494,206	—	—	4,494,206
Total Common Stocks	18,067,540	2,439,535,766	—	—	2,457,603,306
Preferred Stocks
Germany	—	29,675,814	—	—	29,675,814
Total Preferred Stocks	—	29,675,814	—	—	29,675,814
Money Market Funds	—	—	—	64,032,728	64,032,728
Total Investments in Securities	18,067,540	2,469,211,580	—	64,032,728	2,551,311,848
Investments in Derivatives
Liability
Futures Contracts	(408,390)	—	—	—	(408,390)
Total	17,659,150	2,469,211,580	—	64,032,728	2,550,903,458
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
CTIVPSM – AQR International Core Equity Fund | Quarterly Report 2018	41

Portfolio of Investments
CTIVPSM – CenterSquare Real Estate Fund (formerly Variable Portfolio – CenterSquare Real Estate Fund), March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Consumer Discretionary 1.2%
Hotels, Restaurants & Leisure 1.2%
Hotels, Resorts & Cruise Lines 1.2%
Hilton Worldwide Holdings, Inc.	62,970	4,959,517
Total Consumer Discretionary		4,959,517
Real Estate 97.9%
Equity Real Estate Investment Trusts (REITS) 97.9%
Diversified REITs 5.2%
Forest City Realty Trust, Inc., Class A	250,440	5,073,914
Liberty Property Trust	114,380	4,544,317
STORE Capital Corp.	105,790	2,625,708
VEREIT, Inc.	1,228,860	8,552,866
Washington Real Estate Investment Trust	32,050	874,965
Total		21,671,770
Health Care REITs 7.9%
HCP, Inc.	460,980	10,708,565
Healthcare Trust of America, Inc., Class A	464,810	12,294,225
Ventas, Inc.	133,030	6,588,976
Welltower, Inc.	60,010	3,266,344
Total		32,858,110
Hotel & Resort REITs 5.4%
Chesapeake Lodging Trust	150,453	4,184,098
LaSalle Hotel Properties	122,910	3,565,619
Park Hotels & Resorts, Inc.	283,440	7,658,549
Sunstone Hotel Investors, Inc.	471,560	7,177,143
Total		22,585,409
Industrial REITs 10.6%
Americold Realty Trust	119,400	2,278,152
DCT Industrial Trust, Inc.	86,340	4,864,396
Duke Realty Corp.	352,730	9,340,291
ProLogis, Inc.	360,570	22,712,304
STAG Industrial, Inc.	220,260	5,268,619
Total		44,463,762
Common Stocks (continued)
Issuer	Shares	Value ($)
Office REITs 17.3%
Alexandria Real Estate Equities, Inc.	93,990	11,738,411
Boston Properties, Inc.	125,850	15,507,237
Columbia Property Trust, Inc.	145,540	2,977,748
Corporate Office Properties Trust	125,800	3,249,414
Cousins Properties, Inc.	489,020	4,244,694
Highwoods Properties, Inc.	174,180	7,632,568
Hudson Pacific Properties, Inc.	186,040	6,051,881
Kilroy Realty Corp.	172,190	12,218,602
Mack-Cali Realty Corp.	353,910	5,913,836
Vornado Realty Trust	44,170	2,972,641
Total		72,507,032
Residential REITs 18.5%
American Homes 4 Rent, Class A	494,920	9,937,994
AvalonBay Communities, Inc.	138,240	22,734,951
Camden Property Trust	125,990	10,605,838
Equity Residential	38,620	2,379,764
Essex Property Trust, Inc.	16,080	3,870,134
Invitation Homes, Inc.	380,845	8,694,691
Sun Communities, Inc.	108,200	9,886,234
UDR, Inc.	263,150	9,373,403
Total		77,483,009
Retail REITs 15.3%
DDR Corp.	339,370	2,487,582
GGP, Inc.	413,040	8,450,798
Kimco Realty Corp.	280,500	4,039,200
Realty Income Corp.	56,250	2,909,813
Regency Centers Corp.	138,440	8,165,191
Simon Property Group, Inc.	175,410	27,074,533
Taubman Centers, Inc.	21,890	1,245,760
Urban Edge Properties	151,196	3,228,035
Weingarten Realty Investors	219,340	6,159,067
Total		63,759,979
42	CTIVPSM – CenterSquare Real Estate Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – CenterSquare Real Estate Fund (formerly Variable Portfolio – CenterSquare Real Estate Fund), March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 17.7%
CubeSmart	475,712	13,415,079
CyrusOne, Inc.	183,324	9,388,022
Equinix, Inc.	56,150	23,478,561
Extra Space Storage, Inc.	60,570	5,291,395
Iron Mountain, Inc.	339,550	11,157,613
Public Storage	28,530	5,717,127
QTS Realty Trust Inc., Class A	31,350	1,135,497
VICI Properties, Inc.	231,160	4,234,851
Total		73,818,145
Total Equity Real Estate Investment Trusts (REITS)		409,147,216
Total Real Estate		409,147,216
Total Common Stocks (Cost: $439,912,538)		414,106,733

Money Market Funds 0.4%
Issuer	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(a),(b)	1,519,347	1,519,195
Total Money Market Funds (Cost: $1,519,195)		1,519,195
Total Investments in Securities (Cost $441,431,733)		415,625,928
Other Assets & Liabilities, Net		2,067,721
Net Assets		$417,693,649

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	2,687,925	9,662,794	(10,831,372)	1,519,347	276	(211)	6,150	1,519,195
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
CTIVPSM – CenterSquare Real Estate Fund | Quarterly Report 2018	43

Portfolio of Investments  (continued)
CTIVPSM – CenterSquare Real Estate Fund (formerly Variable Portfolio – CenterSquare Real Estate Fund), March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	4,959,517	—	—	—	4,959,517
Real Estate	409,147,216	—	—	—	409,147,216
Total Common Stocks	414,106,733	—	—	—	414,106,733
Money Market Funds	—	—	—	1,519,195	1,519,195
Total Investments in Securities	414,106,733	—	—	1,519,195	415,625,928
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
44	CTIVPSM – CenterSquare Real Estate Fund | Quarterly Report 2018

Portfolio of Investments
CTIVPSM – DFA International Value Fund (formerly Variable Portfolio – DFA International Value Fund), March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.2%
Issuer	Shares	Value ($)
Australia 5.7%
Aurizon Holdings Ltd.	64,744	212,405
Australia & New Zealand Banking Group Ltd.	1,019,269	21,214,402
Bank of Queensland Ltd.	119,438	1,013,833
Bendigo & Adelaide Bank Ltd.	273,869	2,085,208
BHP Billiton Ltd.	598,667	13,269,756
BlueScope Steel Ltd.	244,859	2,880,809
Boral Ltd.	564,536	3,256,418
Crown Resorts Ltd.	23,247	228,310
Downer EDI Ltd.	68,195	338,948
Fortescue Metals Group Ltd.	1,399,675	4,715,050
Harvey Norman Holdings Ltd.	5,711	16,329
Incitec Pivot Ltd.	802,476	2,183,961
LendLease Group	294,853	3,953,100
National Australia Bank Ltd.	26,471	584,388
Newcrest Mining Ltd.	105,744	1,594,893
Oil Search Ltd.	23,359	129,753
Origin Energy Ltd.(a)	723,564	4,883,030
QBE Insurance Group Ltd.	375,226	2,799,458
Santos Ltd.(a)	990,464	3,906,407
South32 Ltd.	2,099,268	5,275,829
South32 Ltd., ADR	31,453	391,275
Star Entertainment Group Ltd. (The)	344,501	1,410,253
Suncorp Group Ltd.	299,222	3,086,014
Tabcorp Holdings Ltd	155,773	528,242
Whitehaven Coal Ltd.	245,994	853,314
Woodside Petroleum Ltd.	706,884	16,030,228
Total		96,841,613
Austria 0.1%
OMV AG	1,448	84,238
Raiffeisen Bank International AG(a)	41,319	1,606,066
voestalpine AG	6,833	357,914
Total		2,048,218
Common Stocks (continued)
Issuer	Shares	Value ($)
Belgium 1.2%
Ageas	97,010	5,008,594
KBC Group NV	68,413	5,953,122
Solvay SA	42,435	5,892,365
UCB SA	44,009	3,583,704
Total		20,437,785
Denmark 1.7%
AP Moller - Maersk A/S, Class A	1,453	2,140,610
AP Moller - Maersk A/S, Class B	1,971	3,075,902
Carlsberg A/S, Class B	49,567	5,918,035
Danske Bank A/S	93,041	3,486,088
DSV A/S	75,484	5,959,337
ISS A/S	87,856	3,262,925
Vestas Wind Systems A/S	63,235	4,524,587
Total		28,367,484
Finland 1.2%
Fortum OYJ	203,581	4,371,158
Nokia OYJ	649,096	3,582,080
Stora Enso OYJ, Class R	240,708	4,420,473
UPM-Kymmene OYJ	210,209	7,785,413
Total		20,159,124
France 10.8%
AXA SA	250,314	6,652,774
BNP Paribas SA	298,690	22,113,860
Bollore SA	244,787	1,304,188
Bollore SA(a)	1,118	5,929
Bouygues SA	108,687	5,444,306
Carrefour SA	42,678	884,846
Casino Guichard Perrachon SA	35,258	1,727,085
Cie de Saint-Gobain	72,192	3,807,195
Cie Generale des Etablissements Michelin CSA	14,253	2,102,758
CNP Assurances	124,419	3,138,372
Credit Agricole SA	259,825	4,221,659
Electricite de France SA	215,391	3,116,727
Engie SA	862,887	14,391,873
Natixis SA	201,159	1,647,962
CTIVPSM – DFA International Value Fund | Quarterly Report 2018	45

Portfolio of Investments  (continued)
CTIVPSM – DFA International Value Fund (formerly Variable Portfolio – DFA International Value Fund), March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Orange SA	1,134,294	19,239,610
Peugeot SA	425,485	10,235,166
Renault SA	169,899	20,591,639
SCOR SE	82,148	3,361,887
Societe Generale SA	189,613	10,302,937
STMicroelectronics NV	84,802	1,876,637
Total SA	857,349	48,663,682
Vivendi SA	27,045	698,828
Total		185,529,920
Germany 8.0%
Allianz SE, Registered Shares	14,051	3,170,812
Bayerische Motoren Werke AG	217,491	23,589,974
Commerzbank AG(a)	465,571	6,040,254
Daimler AG, Registered Shares	482,489	40,946,002
Deutsche Bank AG, Registered Shares	450,290	6,275,274
Deutsche Bank AG, Registered Shares	82,065	1,147,269
Deutsche Lufthansa AG, Registered Shares	218,589	6,976,894
Fraport AG Frankfurt Airport Services Worldwide	11,462	1,129,683
Fresenius Medical Care AG & Co. KGaA	1,040	106,187
Hannover Rueckversicherung AG	7,954	1,085,378
Hapag-Lloyd AG(a),(b)	835	32,569
HeidelbergCement AG	86,649	8,505,923
Innogy SE(b)	59,521	2,817,450
Linde AG(a)	14,719	3,098,790
Metro AG	167,433	2,964,597
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	31,973	7,429,580
RWE AG(a)	363,171	8,964,085
Talanx AG	43,989	1,912,822
Telefonica Deutschland Holding AG	278,615	1,308,208
Uniper SE	165,242	5,032,219
Volkswagen AG	21,503	4,302,129
Total		136,836,099
Hong Kong 2.9%
Cathay Pacific Airways Ltd.	981,000	1,698,436
CK Hutchison Holdings Ltd.	945,768	11,363,659
Guoco Group Ltd.	1,000	13,278
Hang Lung Group Ltd.	594,000	1,948,011
Hang Lung Properties Ltd.	1,029,000	2,415,089
Common Stocks (continued)
Issuer	Shares	Value ($)
Henderson Land Development Co., Ltd.	173,924	1,140,433
Hopewell Holdings Ltd.	200,500	768,448
Kerry Properties Ltd.	416,000	1,881,146
MTR Corp.	267,005	1,441,334
New World Development Co., Ltd.	3,020,806	4,305,418
NWS Holdings Ltd.	658,296	1,199,056
PCCW Ltd.	431,000	250,139
Shangri-La Asia Ltd.	614,000	1,246,701
Sino Land Co., Ltd.	504,109	817,085
SJM Holdings Ltd.	788,000	690,362
Sun Hung Kai Properties Ltd.	472,476	7,499,598
Swire Pacific Ltd., Class A	332,000	3,362,029
Swire Pacific Ltd., Class B	510,000	878,160
Wharf Holdings Ltd. (The)	546,000	1,890,410
Wheelock & Co., Ltd.	600,000	4,401,028
Yue Yuen Industrial Holdings Ltd.	292,000	1,169,888
Total		50,379,708
Ireland 0.5%
Bank of Ireland Group PLC(a)	356,762	3,121,132
CRH PLC	69,274	2,350,016
CRH PLC, ADR	53,470	1,819,049
Paddy Power Betfair PLC	5,671	582,304
Total		7,872,501
Israel 0.4%
Bank Hapoalim BM	286,802	1,972,314
Bank Leumi Le-Israel BM	445,093	2,688,560
Mizrahi Tefahot Bank Ltd.	13,978	267,761
Teva Pharmaceutical Industries Ltd.	3,923	66,938
Teva Pharmaceutical Industries Ltd., ADR	95,194	1,626,866
Total		6,622,439
Italy 1.5%
ENI SpA	104,629	1,839,447
Mediobanca Banca di Credito Finanziario SpA	311,573	3,660,464
Telecom Italia SpA(a)	7,196,924	6,827,554
UniCredit SpA(a)	670,641	14,018,328
Total		26,345,793

46	CTIVPSM – DFA International Value Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – DFA International Value Fund (formerly Variable Portfolio – DFA International Value Fund), March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 25.3%
Aeon Co., Ltd.	77,100	1,371,219
Aisin Seiki Co., Ltd.	19,800	1,080,545
Alfresa Holdings Corp.	15,900	359,035
Amada Holdings Co., Ltd.	16,000	194,487
Aoyama Trading Co., Ltd.	2,800	110,022
Asahi Glass Co., Ltd.	154,600	6,478,860
Asahi Kasei Corp.	55,300	739,131
Bank of Kyoto Ltd. (The)	23,000	1,303,365
Canon Marketing Japan, Inc.	26,800	725,046
Chiba Bank Ltd. (The)	267,000	2,182,976
Chugoku Bank Ltd. (The)	51,000	607,944
Citizen Watch Co., Ltd.	223,000	1,573,249
Coca-Cola Bottlers Japan Holdings, Inc.	11,325	467,695
COMSYS Holdings Corp.	13,300	353,595
Concordia Financial Group Ltd.	496,000	2,800,648
Credit Saison Co., Ltd.	32,800	548,992
Dai Nippon Printing Co., Ltd.	109,000	2,265,120
Daicel Corp.	75,100	824,670
Daido Steel Co., Ltd.	3,700	187,694
Dai-ichi Life Holdings, Inc.	223,500	4,126,140
Dainippon Sumitomo Pharma Co., Ltd.	20,600	344,133
Daiwa Securities Group, Inc.	145,000	933,204
DeNA Co., Ltd.	17,300	315,081
Denka Co., Ltd.	37,000	1,252,629
Denso Corp.	14,800	814,066
DIC Corp.	32,100	1,076,896
Ebara Corp.	49,800	1,776,391
Fuji Media Holdings, Inc.	11,100	188,834
FUJIFILM Holdings Corp.	158,900	6,345,462
Fukuoka Financial Group, Inc.	326,000	1,785,885
Furukawa Electric Co., Ltd.	8,900	478,737
Glory Ltd.	16,800	602,867
Gunma Bank Ltd. (The)	114,000	656,298
H2O Retailing Corp.	53,300	989,040
Hachijuni Bank Ltd. (The)	126,000	684,772
Hankyu Hanshin Holdings, Inc.	106,200	3,977,616
Heiwa Corp.	8,600	169,567
Hiroshima Bank Ltd. (The)	80,500	614,042
Common Stocks (continued)
Issuer	Shares	Value ($)
Hitachi Capital Corp.	30,500	772,002
Hitachi Chemical Co., Ltd.	56,400	1,259,975
Hitachi Ltd.	1,797,000	13,088,642
Hitachi Metals Ltd.	113,700	1,336,293
Hitachi Transport System Ltd	20,800	582,777
Hokuhoku Financial Group, Inc.	36,100	495,522
Honda Motor Co., Ltd.	849,700	29,413,720
House Foods Group, Inc.	9,200	303,600
Ibiden Co., Ltd.	82,900	1,230,020
Idemitsu Kosan Co., Ltd.	51,500	1,970,429
IHI Corp.	15,900	496,064
Iida Group Holdings Co., Ltd.	63,400	1,185,115
Inpex Corp.	460,300	5,712,016
Isetan Mitsukoshi Holdings Ltd.	97,400	1,077,792
ITOCHU Corp.	141,600	2,765,048
Itoham Yonekyu Holdings, Inc.	8,900	77,514
Iyo Bank Ltd. (The)	77,600	595,781
J. Front Retailing Co., Ltd.	114,800	1,938,900
JFE Holdings, Inc.	321,700	6,489,126
JSR Corp.	25,900	582,904
JTEKT Corp.	161,100	2,373,772
JXTG Holdings, Inc.	846,100	5,158,316
Kamigumi Co., Ltd.	51,500	1,154,468
Kaneka Corp.	193,000	1,919,881
Kawasaki Heavy Industries Ltd.	7,500	242,022
Kawasaki Kisen Kaisha Ltd.(a)	38,200	892,100
Kinden Corp.	26,800	448,303
Kobe Steel Ltd.(a)	206,500	2,048,342
Konica Minolta, Inc.	374,000	3,179,360
K’s Holdings Corp.	80,800	1,122,539
Kuraray Co., Ltd.	233,500	4,048,497
Kyocera Corp.	54,700	3,101,386
Kyushu Financial Group, Inc.	52,800	263,703
LIXIL Group Corp.	129,600	2,874,876
Marubeni Corp.	434,300	3,171,491
Maruichi Steel Tube Ltd.	8,900	271,224
Mazda Motor Corp.	444,700	5,947,339
Mebuki Financial Group, Inc.	122,850	477,197
Medipal Holdings Corp.	53,600	1,118,685

CTIVPSM – DFA International Value Fund | Quarterly Report 2018	47

Portfolio of Investments  (continued)
CTIVPSM – DFA International Value Fund (formerly Variable Portfolio – DFA International Value Fund), March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mitsubishi Chemical Holdings Corp.	173,600	1,690,251
Mitsubishi Corp.	244,100	6,570,943
Mitsubishi Gas Chemical Co., Inc.	81,500	1,966,820
Mitsubishi Heavy Industries Ltd.	158,200	6,100,035
Mitsubishi Logistics Corp.	12,000	252,608
Mitsubishi Materials Corp.	85,900	2,546,282
Mitsubishi UFJ Financial Group, Inc.	2,380,400	15,819,227
Mitsubishi UFJ Lease & Finance Co., Ltd.	364,700	2,184,753
Mitsui & Co., Ltd.	320,800	5,520,283
Mitsui Chemicals, Inc.	106,600	3,384,468
Mitsui Fudosan Co., Ltd.	141,600	3,418,402
Mitsui OSK Lines Ltd.	58,900	1,672,627
Mizuho Financial Group, Inc.	4,335,800	7,901,469
MS&AD Insurance Group Holdings, Inc.	99,600	3,093,926
NEC Corp.	216,200	6,077,168
NH Foods Ltd.	36,000	1,478,185
NHK Spring Co., Ltd.	130,800	1,400,831
Nikon Corp.	10,700	193,412
Nippo Corp.	34,000	766,478
Nippon Electric Glass Co., Ltd.	31,200	904,433
Nippon Express Co., Ltd.	58,000	3,837,510
Nippon Paper Industries Co., Ltd.	66,000	1,220,881
Nippon Shokubai Co., Ltd.	17,600	1,216,885
Nippon Steel & Sumitomo Metal Corp.	299,300	6,571,109
Nippon Yusen KK	127,300	2,499,401
Nissan Motor Co., Ltd.	1,204,800	12,436,116
Nisshinbo Holdings, Inc.	61,000	826,137
NOK Corp.	67,600	1,320,068
Nomura Holdings, Inc.	834,800	4,867,983
Nomura Real Estate Holdings, Inc.	72,800	1,709,437
NTN Corp.	202,000	845,008
Obayashi Corp.	146,000	1,608,316
Oji Holdings Corp.	638,000	4,112,078
ORIX Corp.	324,100	5,808,187
Resona Holdings, Inc.	948,550	5,098,411
Ricoh Co., Ltd.	551,500	5,448,173
Rohm Co., Ltd.	1,500	142,381
Sankyo Co., Ltd.	15,700	549,225
Sega Sammy Holdings, Inc.	16,700	270,579
Common Stocks (continued)
Issuer	Shares	Value ($)
Seino Holdings Corp.	62,000	1,145,637
Sekisui House Ltd.	114,400	2,093,268
Shimamura Co., Ltd.	6,800	847,880
Shinsei Bank Ltd.	57,500	892,003
Shizuoka Bank Ltd. (The)	138,000	1,327,079
Sojitz Corp.	524,100	1,671,697
Sompo Holdings, Inc.	30,000	1,208,791
Sumitomo Chemical Co., Ltd.	946,000	5,488,411
Sumitomo Corp.	206,900	3,466,099
Sumitomo Electric Industries Ltd.	561,000	8,574,047
Sumitomo Forestry Co., Ltd.	81,100	1,304,248
Sumitomo Heavy Industries Ltd.	57,400	2,193,104
Sumitomo Metal Mining Co., Ltd.	25,000	1,034,041
Sumitomo Mitsui Financial Group, Inc.	469,600	19,922,443
Sumitomo Mitsui Trust Holdings, Inc.	60,700	2,481,364
Sumitomo Rubber Industries Ltd.	140,000	2,581,228
Suzuken Co., Ltd.	31,240	1,314,532
T&D Holdings, Inc.	131,400	2,090,072
Taiheiyo Cement Corp.	59,800	2,147,977
Taisho Pharmaceutical Holdings Co., Ltd.	1,400	138,414
Takashimaya Co., Ltd.	154,000	1,480,355
TDK Corp.	57,000	5,078,056
Teijin Ltd.	117,200	2,227,083
Tokai Rika Co., Ltd.	29,900	609,942
Tokio Marine Holdings, Inc.	68,500	3,105,986
Tokyo Broadcasting System Holdings, Inc.	6,900	146,765
Tokyo Tatemono Co., Ltd.	4,500	68,117
Tokyu Fudosan Holdings Corp	18,300	131,668
Toppan Printing Co., Ltd.	206,000	1,693,311
Tosoh Corp.	129,000	2,543,945
Toyo Seikan Group Holdings Ltd.	65,700	980,342
Toyoda Gosei Co., Ltd.	49,300	1,141,765
Toyota Industries Corp.	35,100	2,121,947
Toyota Motor Corp.	675,074	43,833,665
Toyota Motor Corp., ADR	1,076	140,278
Toyota Tsusho Corp.	81,500	2,754,251
Ube Industries Ltd.	26,700	782,377
Yamada Denki Co., Ltd.	401,400	2,439,194
Yamaguchi Financial Group, Inc.	82,000	1,014,741

48	CTIVPSM – DFA International Value Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – DFA International Value Fund (formerly Variable Portfolio – DFA International Value Fund), March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Yokohama Rubber Co., Ltd. (The)	75,400	1,747,495
Zeon Corp.	16,000	232,453
Total		432,019,251
Luxembourg 0.5%
ArcelorMittal (a)	298,403	9,436,266
Netherlands 3.4%
ABN AMRO Bank NV	138,333	4,165,083
Aegon NV	505,153	3,403,692
Akzo Nobel NV	22,303	2,105,954
Coca-Cola European Partners PLC	289	12,026
Fiat Chrysler Automobiles NV(a)	229,045	4,650,731
ING Groep NV	880,934	14,850,046
Koninklijke Ahold Delhaize NV	531,527	12,584,600
Koninklijke DSM NV	76,856	7,625,918
Koninklijke Philips NV	122,050	4,680,247
NN Group NV	64,445	2,857,840
Randstad Holding NV	26,105	1,715,898
Total		58,652,035
New Zealand 0.1%
Air New Zealand Ltd.	60,563	141,912
Auckland International Airport Ltd.	144,227	639,994
Fletcher Building Ltd.	284,555	1,247,675
Fonterra Co-operative Group Ltd.	28,970	123,915
Total		2,153,496
Norway 0.8%
DNB ASA	201,416	3,967,338
Norsk Hydro ASA	367,943	2,182,523
SpareBank 1 SR-Bank ASA	21,002	230,849
Statoil ASA	65,214	1,543,473
Storebrand ASA	148,298	1,219,536
Subsea 7 SA	131,729	1,695,570
Yara International ASA	48,288	2,063,351
Total		12,902,640
Portugal 0.1%
Banco Espirito Santo SA, Registered Shares(a),(c),(d)	533,756	19,703
EDP Renovaveis SA	114,029	1,116,843
Total		1,136,546
Common Stocks (continued)
Issuer	Shares	Value ($)
Singapore 1.0%
BOC Aviation Ltd.(b)	25,200	150,297
CapitaLand Ltd.	860,000	2,355,103
City Developments Ltd.	168,900	1,682,957
Frasers Property Ltd.	88,900	135,835
Golden Agri-Resources Ltd.	3,841,000	1,029,701
Hutchison Port Holdings Trust	3,346,800	991,499
Keppel Corp., Ltd.	776,000	4,639,873
SembCorp Industries Ltd.	525,700	1,257,199
Singapore Airlines Ltd.	367,500	3,053,796
UOL Group Ltd.	149,189	978,184
Wilmar International Ltd.	537,500	1,310,450
Total		17,584,894
Spain 2.8%
Banco de Sabadell SA	1,972,020	4,030,369
Banco Santander SA	4,257,018	27,735,456
Bankia SA	170,029	761,323
CaixaBank SA	30,486	145,244
Repsol SA	879,091	15,592,378
Total		48,264,770
Sweden 2.7%
Arjo AB, Class B(a)	9,660	28,233
Boliden AB	198,645	6,990,004
Essity AB, Class A(a)	4,677	130,194
Getinge AB, Series CPO	64,138	730,379
Holmen AB, Class B	9,151	497,753
Millicom International Cellular SA, SDR	10,211	698,787
Nordea Bank AB	989,230	10,584,726
Pandox AB	613	11,030
Saab AB, Class B	203	9,208
Skandinaviska Enskilda Banken AB, Class A	546,245	5,739,018
SSAB AB, Class A(a)	35,225	199,393
SSAB AB, Class B(a)	109,755	508,388
Svenska Cellulosa AB SCA, Class A	12,348	131,143
Svenska Cellulosa AB, Class B	279,788	2,989,980
Svenska Handelsbanken AB, Class A	327,966	4,105,098
Svenska Handelsbanken AB, Class B	4,484	59,178
Tele2 AB, Class B	60,553	729,200

CTIVPSM – DFA International Value Fund | Quarterly Report 2018	49

Portfolio of Investments  (continued)
CTIVPSM – DFA International Value Fund (formerly Variable Portfolio – DFA International Value Fund), March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Telefonaktiebolaget LM Ericsson	4,557	30,107
Telefonaktiebolaget LM Ericsson, Class B	713,239	4,541,876
Telia Co. AB	1,482,770	6,986,419
Total		45,700,114
Switzerland 8.8%
Adecco Group AG, Registered Shares	118,374	8,419,908
Baloise Holding AG, Registered Shares	26,347	4,026,461
Banque Cantonale Vaudoise, Registered Shares	165	133,415
Cie Financiere Richemont SA, Class A, Registered Shares	139,920	12,551,819
Clariant AG, Registered Shares	192,979	4,604,447
Credit Suisse Group AG, Registered Shares	391,997	6,556,519
Dufry AG, Registered Shares(a)	22,922	3,000,720
Flughafen Zurich AG, Registered Shares	3,597	793,146
Helvetia Holding AG	244	145,354
Julius Baer Group Ltd.	62,190	3,821,172
LafargeHolcim Ltd., Registered Shares	211,080	11,547,577
Lonza Group AG, Registered Shares	875	206,119
Novartis AG, ADR	862	69,693
Novartis AG, Registered Shares	360,821	29,160,074
Swatch Group AG (The)	26,722	11,778,923
Swatch Group AG (The), Registered Shares	37,823	3,167,083
Swiss Life Holding AG, Registered Shares	10,583	3,767,150
Swiss Re AG	139,648	14,210,207
UBS AG	756,661	13,293,014
UBS Group AG, Registered Shares	62,395	1,101,896
Vifor Pharma AG	4,943	761,356
Zurich Insurance Group AG	51,582	16,909,831
Total		150,025,884
United Kingdom 17.7%
Anglo American PLC	776,984	18,106,713
Antofagasta PLC	150,256	1,941,553
Aviva PLC	584,533	4,066,877
Barclays Bank PLC	4,002,691	11,596,582
Barclays Bank PLC, ADR	92,544	1,093,870
Barratt Developments PLC	356,960	2,656,324
BHP Billiton PLC, ADR	14,061	558,644
BP PLC, ADR	1,146,489	46,478,664
Glencore PLC	2,360,297	11,716,081
Common Stocks (continued)
Issuer	Shares	Value ($)
HSBC Holdings PLC, ADR	877,180	41,815,171
Investec PLC	14,559	112,263
J. Sainsbury PLC	1,589,428	5,325,165
John Wood Group PLC	75,643	573,087
Kingfisher PLC	941,951	3,865,557
Lloyds Banking Group PLC	18,357,423	16,653,492
Lloyds Banking Group PLC, ADR	379,855	1,413,061
Old Mutual PLC	1,037,141	3,482,077
Pearson PLC	101,366	1,065,202
Pearson PLC, ADR	124,352	1,309,427
Royal Bank of Scotland Group PLC(a)	97,690	354,709
Royal Bank of Scotland Group PLC, ADR(a)	370,125	2,738,925
Royal Dutch Shell PLC, ADR, Class A	528,296	33,710,568
Royal Dutch Shell PLC, ADR, Class B	523,213	34,286,148
Royal Dutch Shell PLC, Class A	89,526	2,840,404
Royal Mail PLC	349,635	2,652,830
Shire PLC	56,648	2,837,733
Standard Chartered PLC	641,556	6,415,038
Vodafone Group PLC	15,741,325	42,893,663
Total		302,559,828
Total Common Stocks (Cost $1,462,387,560)		1,661,876,408

Preferred Stocks 1.6%
Issuer	Shares	Value ($)
Germany 1.6%
BMW AG	24,443	2,290,279
Porsche Automobil Holding SE	48,915	4,062,653
Volkswagen AG	105,527	20,954,493
Total		27,307,425
Total Preferred Stocks (Cost $31,070,795)		27,307,425

50	CTIVPSM – DFA International Value Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – DFA International Value Fund (formerly Variable Portfolio – DFA International Value Fund), March 31, 2018 (Unaudited)
Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(e),(f)	3,790,343	3,789,964
Total Money Market Funds (Cost $3,789,964)		3,789,964
Total Investments in Securities (Cost $1,497,248,319)		1,692,973,797
Other Assets & Liabilities, Net		16,238,577
Net Assets		$1,709,212,374
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2018, the value of these securities amounted to $3,000,316, which represents 0.18% of net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2018, the value of these securities amounted to $19,703, which represents less than 0.01% of net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	7,611,813	35,142,507	(38,963,977)	3,790,343	(884)	—	20,300	3,789,964
Abbreviation Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
CTIVPSM – DFA International Value Fund | Quarterly Report 2018	51

Portfolio of Investments  (continued)
CTIVPSM – DFA International Value Fund (formerly Variable Portfolio – DFA International Value Fund), March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	391,275	96,450,338	—	—	96,841,613
Austria	—	2,048,218	—	—	2,048,218
Belgium	—	20,437,785	—	—	20,437,785
Denmark	—	28,367,484	—	—	28,367,484
Finland	—	20,159,124	—	—	20,159,124
France	—	185,529,920	—	—	185,529,920
Germany	1,147,269	135,688,830	—	—	136,836,099
Hong Kong	—	50,379,708	—	—	50,379,708
Ireland	1,819,049	6,053,452	—	—	7,872,501
Israel	1,626,866	4,995,573	—	—	6,622,439
Italy	—	26,345,793	—	—	26,345,793
Japan	140,278	431,878,973	—	—	432,019,251
Luxembourg	—	9,436,266	—	—	9,436,266
Netherlands	—	58,652,035	—	—	58,652,035
New Zealand	—	2,153,496	—	—	2,153,496
Norway	—	12,902,640	—	—	12,902,640
52	CTIVPSM – DFA International Value Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – DFA International Value Fund (formerly Variable Portfolio – DFA International Value Fund), March 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Portugal	—	1,116,843	19,703	—	1,136,546
Singapore	—	17,584,894	—	—	17,584,894
Spain	—	48,264,770	—	—	48,264,770
Sweden	—	45,700,114	—	—	45,700,114
Switzerland	1,171,589	148,854,295	—	—	150,025,884
United Kingdom	163,404,478	139,155,350	—	—	302,559,828
Total Common Stocks	169,700,804	1,492,155,901	19,703	—	1,661,876,408
Preferred Stocks
Germany	—	27,307,425	—	—	27,307,425
Total Preferred Stocks	—	27,307,425	—	—	27,307,425
Money Market Funds	—	—	—	3,789,964	3,789,964
Total Investments in Securities	169,700,804	1,519,463,326	19,703	3,789,964	1,692,973,797
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
CTIVPSM – DFA International Value Fund | Quarterly Report 2018	53

Portfolio of Investments
CTIVPSM – Los Angeles Capital Large Cap Growth Fund (formerly Variable Portfolio – Los Angeles Capital Large Cap Growth Fund), March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Consumer Discretionary 17.1%
Auto Components 0.1%
BorgWarner, Inc.	13,171	661,579
Delphi Technologies PLC	8,006	381,486
Total		1,043,065
Automobiles 0.3%
Thor Industries, Inc.	36,940	4,254,380
Distributors 0.3%
Pool Corp.	39,513	5,777,591
Diversified Consumer Services 0.2%
Graham Holdings Co., Class B	1,092	657,657
H&R Block, Inc.	110,710	2,813,141
Total		3,470,798
Hotels, Restaurants & Leisure 2.8%
Chipotle Mexican Grill, Inc.(a)	3,070	991,948
Choice Hotels International, Inc.	97,170	7,788,175
Domino’s Pizza, Inc.	2,584	603,519
Hilton Worldwide Holdings, Inc.	12,610	993,164
Las Vegas Sands Corp.	56,166	4,038,335
McDonald’s Corp.	120,562	18,853,485
Vail Resorts, Inc.	5,201	1,153,062
Wynn Resorts Ltd.	1,050	191,478
Yum China Holdings, Inc.	136,110	5,648,565
Yum! Brands, Inc.	59,966	5,104,906
Total		45,366,637
Household Durables 0.6%
NVR, Inc.(a)	2,698	7,554,400
Tupperware Brands Corp.	60,355	2,919,975
Total		10,474,375
Internet & Direct Marketing Retail 6.6%
Amazon.com, Inc.(a)	50,161	72,600,022
Booking Holdings, Inc.(a)	6,930	14,417,103
Expedia Group, Inc.	15,603	1,722,727
Liberty Interactive Corp., Class A(a)	233,157	5,868,561
Common Stocks (continued)
Issuer	Shares	Value ($)
Netflix, Inc.(a)	41,302	12,198,546
Wayfair, Inc., Class A(a)	7,960	537,539
Total		107,344,498
Media 2.0%
AMC Networks, Inc., Class A(a)	46,335	2,395,519
Cable One, Inc.	1,553	1,067,082
Charter Communications, Inc., Class A(a)	14,630	4,553,149
Comcast Corp., Class A	387,080	13,226,524
Discovery, Inc., Class C(a)	63,160	1,232,883
DISH Network Corp., Class A(a)	100,744	3,817,190
Live Nation Entertainment, Inc.(a)	65,940	2,778,712
Madison Square Garden Co. (The), Class A(a)	11,689	2,873,156
Total		31,944,215
Multiline Retail 0.2%
Dollar General Corp.	6,040	565,042
Dollar Tree, Inc.(a)	21,610	2,050,789
Total		2,615,831
Specialty Retail 3.5%
Burlington Stores, Inc.(a)	8,210	1,093,161
Home Depot, Inc. (The)	165,326	29,467,706
Lowe’s Companies, Inc.	151,590	13,302,022
Michaels Companies, Inc. (The)(a)	180,600	3,559,626
O’Reilly Automotive, Inc.(a)	18,384	4,547,834
Ross Stores, Inc.	52,010	4,055,740
Sally Beauty Holdings, Inc.(a)	19,390	318,965
TJX Companies, Inc. (The)	5,910	482,020
Ulta Beauty, Inc.(a)	2,480	506,590
Total		57,333,664
Textiles, Apparel & Luxury Goods 0.5%
lululemon athletica, Inc.(a)	18,520	1,650,502
Michael Kors Holdings Ltd.(a)	53,860	3,343,629
Skechers U.S.A., Inc., Class A(a)	61,993	2,410,908
Total		7,405,039
Total Consumer Discretionary		277,030,093
54	CTIVPSM – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – Los Angeles Capital Large Cap Growth Fund (formerly Variable Portfolio – Los Angeles Capital Large Cap Growth Fund), March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 3.2%
Beverages 1.5%
Coca-Cola Co. (The)	250,711	10,888,379
Constellation Brands, Inc., Class A	11,150	2,541,308
Monster Beverage Corp.(a)	125,670	7,189,581
PepsiCo, Inc.	29,215	3,188,817
Total		23,808,085
Food & Staples Retailing 0.6%
Costco Wholesale Corp.	36,190	6,819,282
Sprouts Farmers Market, Inc.(a)	121,527	2,852,238
Total		9,671,520
Food Products 0.6%
Lamb Weston Holdings, Inc.	64,610	3,761,594
Pilgrim’s Pride Corp.(a)	231,602	5,699,726
Total		9,461,320
Household Products —%
Church & Dwight Co., Inc.	2,790	140,504
Personal Products 0.5%
Estee Lauder Companies, Inc. (The), Class A	51,860	7,764,479
Tobacco —%
Philip Morris International, Inc.	11,298	1,123,021
Total Consumer Staples		51,968,929
Energy 0.8%
Energy Equipment & Services 0.1%
Halliburton Co.	34,420	1,615,675
Oil, Gas & Consumable Fuels 0.7%
Cabot Oil & Gas Corp.	299,102	7,172,466
Cheniere Energy, Inc.(a)	16,180	864,821
Cimarex Energy Co.	10,306	963,611
EOG Resources, Inc.	1,280	134,746
EQT Corp.	2,850	135,403
Newfield Exploration Co.(a)	61,000	1,489,620
Total		10,760,667
Total Energy		12,376,342
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 2.9%
Banks 0.6%
First Hawaiian, Inc.	42,230	1,175,261
Signature Bank(a)	18,280	2,594,846
Western Alliance Bancorp(a)	87,570	5,088,693
Total		8,858,800
Capital Markets 1.3%
Artisan Partners Asset Management, Inc., Class A	113,905	3,793,036
Cboe Global Markets, Inc.	71,867	8,200,025
Eaton Vance Corp.	3,834	213,439
Intercontinental Exchange, Inc.	21,400	1,551,928
S&P Global, Inc.	14,360	2,743,622
SEI Investments Co.	15,540	1,164,101
State Street Corp.	2,110	210,430
T. Rowe Price Group, Inc.	27,860	3,008,044
Total		20,884,625
Consumer Finance 0.6%
Capital One Financial Corp.	97,556	9,347,816
Insurance 0.4%
Assurant, Inc.	9,350	854,683
Progressive Corp. (The)	78,390	4,776,303
Xl Group Ltd.	28,830	1,593,146
Total		7,224,132
Total Financials		46,315,373
Health Care 13.4%
Biotechnology 2.9%
AbbVie, Inc.	166,829	15,790,365
Alnylam Pharmaceuticals, Inc.(a)	16,090	1,916,319
Amgen, Inc.	2,480	422,790
Biogen, Inc.(a)	27,370	7,494,453
Celgene Corp.(a)	67,327	6,006,242
Exelixis, Inc.(a)	114,180	2,529,087
Incyte Corp.(a)	3,003	250,240
Ionis Pharmaceuticals, Inc.(a)	26,530	1,169,442
Regeneron Pharmaceuticals, Inc.(a)	13,986	4,816,219
Vertex Pharmaceuticals, Inc.(a)	44,820	7,304,764
Total		47,699,921

CTIVPSM – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2018	55

Portfolio of Investments  (continued)
CTIVPSM – Los Angeles Capital Large Cap Growth Fund (formerly Variable Portfolio – Los Angeles Capital Large Cap Growth Fund), March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.3%
Align Technology, Inc.(a)	28,810	7,235,055
Baxter International, Inc.	58,075	3,777,198
Becton Dickinson and Co.	26,011	5,636,584
Boston Scientific Corp.(a)	237,272	6,482,271
Cooper Companies, Inc. (The)	43,747	10,009,751
Edwards Lifesciences Corp.(a)	19,509	2,721,896
IDEXX Laboratories, Inc.(a)	26,342	5,041,595
Intuitive Surgical, Inc.(a)	11,162	4,608,009
ResMed, Inc.	3,130	308,211
Teleflex, Inc.	9,204	2,346,836
Varian Medical Systems, Inc.(a)	8,520	1,044,978
West Pharmaceutical Services, Inc.	40,539	3,579,188
Total		52,791,572
Health Care Providers & Services 4.0%
AmerisourceBergen Corp.	115,625	9,968,031
Centene Corp.(a)	63,320	6,767,009
CIGNA Corp.	3,926	658,547
Express Scripts Holding Co.(a)	161,936	11,186,539
HCA Healthcare, Inc.	44,950	4,360,150
Humana, Inc.	2,600	698,958
Premier, Inc.(a)	83,769	2,622,807
UnitedHealth Group, Inc.	121,272	25,952,208
WellCare Health Plans, Inc.(a)	16,560	3,206,513
Total		65,420,762
Health Care Technology 0.4%
Cerner Corp.(a)	20,460	1,186,680
Veeva Systems Inc., Class A(a)	66,831	4,880,000
Total		6,066,680
Life Sciences Tools & Services 1.5%
Bio-Techne Corp.	5,088	768,492
Bruker Corp.	73,450	2,197,624
Illumina, Inc.(a)	22,329	5,279,022
Mettler-Toledo International, Inc.(a)	11,099	6,382,258
QIAGEN NV(a)	33,372	1,078,249
Thermo Fisher Scientific, Inc.	27,523	5,682,399
Waters Corp.(a)	17,350	3,446,577
Total		24,834,621
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 1.3%
Bristol-Myers Squibb Co.	55,309	3,498,295
Eli Lilly & Co.	24,506	1,896,029
Zoetis, Inc.	183,265	15,304,460
Total		20,698,784
Total Health Care		217,512,340
Industrials 12.7%
Aerospace & Defense 2.0%
Boeing Co. (The)	56,247	18,442,266
BWX Technologies, Inc.	13,405	851,620
General Dynamics Corp.	8,165	1,803,649
Hexcel Corp.	15,260	985,643
Northrop Grumman Corp.	22,548	7,871,958
Raytheon Co.	10,022	2,162,948
Total		32,118,084
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc.	19,200	1,799,232
Expeditors International of Washington, Inc.	48,700	3,082,710
Total		4,881,942
Airlines 1.1%
American Airlines Group, Inc.	48,410	2,515,384
Copa Holdings SA, Class A	43,244	5,562,476
Southwest Airlines Co.	158,270	9,065,705
Total		17,143,565
Building Products 0.3%
Allegion PLC	34,968	2,982,421
AO Smith Corp.	38,185	2,428,184
Total		5,410,605
Commercial Services & Supplies 1.4%
Copart, Inc.(a)	220,080	11,208,675
Rollins, Inc.	80,170	4,091,075
Waste Management, Inc.	89,950	7,566,594
Total		22,866,344
Construction & Engineering —%
Quanta Services, Inc.(a)	17,060	586,011

56	CTIVPSM – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – Los Angeles Capital Large Cap Growth Fund (formerly Variable Portfolio – Los Angeles Capital Large Cap Growth Fund), March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.5%
AMETEK, Inc.	65,229	4,955,447
Rockwell Automation, Inc.	21,730	3,785,366
Total		8,740,813
Industrial Conglomerates 0.9%
3M Co.	63,572	13,955,325
Machinery 4.3%
Allison Transmission Holdings, Inc.	105,010	4,101,691
Caterpillar, Inc.	35,002	5,158,595
Cummins, Inc.	77,592	12,576,887
Deere & Co.	57,365	8,909,932
Donaldson Co., Inc.	34,315	1,545,891
Fortive Corp.	77,155	5,981,056
Graco, Inc.	344,061	15,730,469
IDEX Corp.	14,630	2,084,921
Illinois Tool Works, Inc.	22,834	3,577,174
Lincoln Electric Holdings, Inc.	13,220	1,189,139
Toro Co. (The)	62,930	3,929,978
WABCO Holdings, Inc.(a)	37,290	4,992,012
Total		69,777,745
Professional Services 0.4%
Dun & Bradstreet Corp. (The)	11,724	1,371,708
Equifax, Inc.	1,330	156,687
TransUnion (a)	74,710	4,242,034
Total		5,770,429
Road & Rail 0.6%
JB Hunt Transport Services, Inc.	44,540	5,217,861
Landstar System, Inc.	30,884	3,386,431
Old Dominion Freight Line, Inc.	1,460	214,576
Union Pacific Corp.	4,400	591,492
Total		9,410,360
Trading Companies & Distributors 0.9%
HD Supply Holdings, Inc.(a)	151,320	5,741,081
Watsco, Inc.	26,630	4,819,231
WW Grainger, Inc.	14,860	4,194,532
Total		14,754,844
Total Industrials		205,416,067
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 44.8%
Communications Equipment 1.1%
Arista Networks, Inc.(a)	6,650	1,697,745
F5 Networks, Inc.(a)	32,771	4,739,015
Motorola Solutions, Inc.	72,644	7,649,413
Palo Alto Networks, Inc.(a)	22,760	4,131,395
Total		18,217,568
Electronic Equipment, Instruments & Components 1.0%
CDW Corp.	25,280	1,777,437
Cognex Corp.	37,790	1,964,702
Coherent, Inc.(a)	10,530	1,973,322
IPG Photonics Corp.(a)	9,210	2,149,430
Trimble Navigation Ltd.(a)	111,157	3,988,313
Universal Display Corp.	20,740	2,094,740
Zebra Technologies Corp., Class A(a)	10,292	1,432,543
Total		15,380,487
Internet Software & Services 10.0%
Alphabet, Inc., Class A(a)	43,239	44,844,896
Alphabet, Inc., Class C(a)	43,141	44,512,452
Facebook, Inc., Class A(a)	356,072	56,896,745
GoDaddy, Inc., Class A(a)	101,710	6,247,028
IAC/InterActiveCorp (a)	26,870	4,201,931
Twitter, Inc.(a)	68,972	2,000,878
VeriSign, Inc.(a)	26,830	3,180,965
Total		161,884,895
IT Services 6.8%
Accenture PLC, Class A	33,381	5,123,984
Alliance Data Systems Corp.	930	197,960
Broadridge Financial Solutions, Inc.	7,520	824,869
Cognizant Technology Solutions Corp., Class A	60,140	4,841,270
Euronet Worldwide, Inc.(a)	102,347	8,077,225
First Data Corp., Class A(a)	313,420	5,014,720
Fiserv, Inc.(a)	25,340	1,806,996
Global Payments, Inc.	6,970	777,294
Jack Henry & Associates, Inc.	69,785	8,440,496
MasterCard, Inc., Class A	153,983	26,971,662
Paychex, Inc.	31,075	1,913,909
PayPal Holdings, Inc.(a)	144,830	10,988,252

CTIVPSM – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2018	57

Portfolio of Investments  (continued)
CTIVPSM – Los Angeles Capital Large Cap Growth Fund (formerly Variable Portfolio – Los Angeles Capital Large Cap Growth Fund), March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Square, Inc., Class A(a)	82,964	4,081,829
Total System Services, Inc.	55,170	4,758,964
Visa, Inc., Class A	212,226	25,386,474
Worldpay, Inc., Class A(a)	16,760	1,378,342
Total		110,584,246
Semiconductors & Semiconductor Equipment 5.4%
Applied Materials, Inc.	301,580	16,770,864
Broadcom Ltd.	32,806	7,730,734
Intel Corp.	30,885	1,608,491
KLA-Tencor Corp.	39,352	4,289,761
Lam Research Corp.	41,848	8,501,840
Microchip Technology, Inc.	4,620	422,083
Micron Technology, Inc.(a)	206,321	10,757,577
NVIDIA Corp.	76,186	17,643,916
Skyworks Solutions, Inc.	8,646	866,848
Teradyne, Inc.	34,730	1,587,508
Texas Instruments, Inc.	40,873	4,246,296
Xilinx, Inc.	175,450	12,674,508
Total		87,100,426
Software 12.6%
Activision Blizzard, Inc.	67,670	4,565,018
Adobe Systems, Inc.(a)	114,349	24,708,532
ANSYS, Inc.(a)	8,810	1,380,439
Autodesk, Inc.(a)	15,210	1,910,072
Cadence Design Systems, Inc.(a)	199,760	7,345,175
Citrix Systems, Inc.(a)	58,853	5,461,558
Dell Technologies, Inc. - VMware, Inc., Class V(a)	29,010	2,123,822
Electronic Arts, Inc.(a)	90,417	10,962,157
Fortinet, Inc.(a)	56,325	3,017,893
Intuit, Inc.	85,297	14,786,235
Microsoft Corp.	966,780	88,238,011
Oracle Corp.	101,840	4,659,180
Red Hat, Inc.(a)	6,970	1,042,085
Salesforce.com, Inc.(a)	108,734	12,645,764
ServiceNow, Inc.(a)	28,741	4,755,198
Splunk, Inc.(a)	63,020	6,200,538
Take-Two Interactive Software, Inc.(a)	81,070	7,927,025
Common Stocks (continued)
Issuer	Shares	Value ($)
Ultimate Software Group, Inc. (The)(a)	850	207,145
Workday, Inc., Class A(a)	7,170	911,379
Total		202,847,226
Technology Hardware, Storage & Peripherals 7.9%
Apple, Inc.	681,392	114,323,949
NetApp, Inc.	45,710	2,819,850
Western Digital Corp.	113,877	10,507,431
Total		127,651,230
Total Information Technology		723,666,078
Materials 3.5%
Chemicals 1.6%
Albemarle Corp.	13,590	1,260,337
Axalta Coating Systems Ltd.(a)	11,830	357,148
Chemours Co. LLC (The)	107,460	5,234,376
FMC Corp.	183,018	14,013,688
Praxair, Inc.	8,900	1,284,270
Westlake Chemical Corp.	30,893	3,433,757
Total		25,583,576
Construction Materials 0.1%
Eagle Materials, Inc.	6,478	667,558
Containers & Packaging 1.2%
AptarGroup, Inc.	110,789	9,952,176
Avery Dennison Corp.	33,638	3,574,038
Graphic Packaging Holding Co.	275,930	4,235,525
Packaging Corp. of America	12,830	1,445,941
Silgan Holdings, Inc.	22,220	618,827
Total		19,826,507
Metals & Mining 0.6%
Freeport-McMoRan, Inc.(a)	407,945	7,167,594
Steel Dynamics, Inc.	64,700	2,861,034
Total		10,028,628
Total Materials		56,106,269
Real Estate 0.5%
Equity Real Estate Investment Trusts (REITS) 0.5%
American Tower Corp.	35,490	5,158,116
SBA Communications Corp.(a)	14,580	2,492,014
Total		7,650,130
Total Real Estate		7,650,130

58	CTIVPSM – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – Los Angeles Capital Large Cap Growth Fund (formerly Variable Portfolio – Los Angeles Capital Large Cap Growth Fund), March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 0.1%
Diversified Telecommunication Services 0.1%
Verizon Communications, Inc.	45,204	2,161,655
Total Telecommunication Services		2,161,655
Utilities —%
Independent Power and Renewable Electricity Producers —%
NRG Energy, Inc.	14,620	446,349
Total Utilities		446,349
Total Common Stocks (Cost $1,423,223,206)		1,600,649,625

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(b),(c)	16,694,687	16,693,017
Total Money Market Funds (Cost $16,693,804)		16,693,017
Total Investments in Securities (Cost: $1,439,917,010)		1,617,342,642
Other Assets & Liabilities, Net		(923,073)
Net Assets		1,616,419,569

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	15,838,219	25,620,947	(24,764,479)	16,694,687	234	(1,857)	65,917	16,693,017
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
CTIVPSM – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2018	59

Portfolio of Investments  (continued)
CTIVPSM – Los Angeles Capital Large Cap Growth Fund (formerly Variable Portfolio – Los Angeles Capital Large Cap Growth Fund), March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	277,030,093	—	—	—	277,030,093
Consumer Staples	51,968,929	—	—	—	51,968,929
Energy	12,376,342	—	—	—	12,376,342
Financials	46,315,373	—	—	—	46,315,373
Health Care	217,512,340	—	—	—	217,512,340
Industrials	205,416,067	—	—	—	205,416,067
Information Technology	723,666,078	—	—	—	723,666,078
Materials	56,106,269	—	—	—	56,106,269
Real Estate	7,650,130	—	—	—	7,650,130
Telecommunication Services	2,161,655	—	—	—	2,161,655
Utilities	446,349	—	—	—	446,349
Total Common Stocks	1,600,649,625	—	—	—	1,600,649,625
Money Market Funds	—	—	—	16,693,017	16,693,017
Total Investments in Securities	1,600,649,625	—	—	16,693,017	1,617,342,642
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
60	CTIVPSM – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments
CTIVPSM – MFS® Value Fund (formerly Variable Portfolio – MFS® Value Fund), March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Consumer Discretionary 5.9%
Auto Components 0.8%
Aptiv PLC	193,431	16,435,832
Automobiles 0.1%
Harley-Davidson, Inc.	68,688	2,945,341
Household Durables 0.3%
Newell Brands, Inc.	208,592	5,314,924
Leisure Products 0.2%
Hasbro, Inc.	45,265	3,815,840
Media 3.9%
Comcast Corp., Class A	1,022,309	34,932,299
Interpublic Group of Companies, Inc. (The)	702,968	16,189,353
Omnicom Group, Inc.	347,384	25,244,395
Time Warner, Inc.	40,578	3,837,867
Total		80,203,914
Textiles, Apparel & Luxury Goods 0.6%
Hanesbrands, Inc.	461,044	8,492,431
Nike, Inc., Class B	74,857	4,973,499
Total		13,465,930
Total Consumer Discretionary		122,181,781
Consumer Staples 11.4%
Beverages 1.6%
Diageo PLC	708,063	23,961,119
PepsiCo, Inc.	93,964	10,256,171
Total		34,217,290
Food & Staples Retailing 0.1%
CVS Health Corp.	51,682	3,215,137
Food Products 4.2%
Archer-Daniels-Midland Co.	277,803	12,048,316
Danone SA	124,548	10,073,126
General Mills, Inc.	508,659	22,920,175
JM Smucker Co. (The)	77,510	9,612,015
Nestlé SA, Registered Shares	412,904	32,660,879
Total		87,314,511
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.2%
Kimberly-Clark Corp.	38,889	4,282,846
Procter & Gamble Co. (The)	114,826	9,103,405
Reckitt Benckiser Group PLC	126,530	10,711,658
Total		24,097,909
Personal Products 0.4%
Coty, Inc., Class A	434,558	7,952,411
Tobacco 3.9%
Altria Group, Inc.	269,108	16,770,810
Philip Morris International, Inc.	640,174	63,633,296
Total		80,404,106
Total Consumer Staples		237,201,364
Energy 5.1%
Energy Equipment & Services 1.7%
Schlumberger Ltd.	536,157	34,732,250
Oil, Gas & Consumable Fuels 3.4%
Chevron Corp.	154,376	17,605,039
EOG Resources, Inc.	213,886	22,515,779
Exxon Mobil Corp.	224,456	16,746,662
Occidental Petroleum Corp.	227,443	14,774,698
Total		71,642,178
Total Energy		106,374,428
Financials 31.1%
Banks 14.0%
Citigroup, Inc.	683,376	46,127,880
JPMorgan Chase & Co.	917,870	100,938,164
PNC Financial Services Group, Inc. (The)	225,456	34,097,966
U.S. Bancorp	891,140	45,002,570
Wells Fargo & Co.	1,246,162	65,311,350
Total		291,477,930
Capital Markets 8.5%
Bank of New York Mellon Corp. (The)	450,992	23,239,618
BlackRock, Inc.	46,831	25,369,289
Franklin Resources, Inc.	182,093	6,314,985
Goldman Sachs Group, Inc. (The)	214,529	54,031,274
Moody’s Corp.	93,786	15,127,682
CTIVPSM – MFS® Value Fund | Quarterly Report 2018	61

Portfolio of Investments  (continued)
CTIVPSM – MFS® Value Fund (formerly Variable Portfolio – MFS® Value Fund), March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Nasdaq, Inc.	264,167	22,776,479
State Street Corp.	194,755	19,422,916
T. Rowe Price Group, Inc.	99,731	10,767,956
Total		177,050,199
Consumer Finance 1.1%
American Express Co.	235,976	22,011,841
Insurance 7.5%
Aon PLC	274,705	38,549,353
Chubb Ltd.	285,820	39,091,601
MetLife, Inc.	515,954	23,677,129
Prudential Financial, Inc.	114,747	11,882,052
Travelers Companies, Inc. (The)	314,612	43,687,022
Total		156,887,157
Total Financials		647,427,127
Health Care 15.3%
Health Care Equipment & Supplies 5.0%
Abbott Laboratories	470,153	28,171,568
Danaher Corp.	286,238	28,025,562
Medtronic PLC	595,340	47,758,175
Total		103,955,305
Health Care Providers & Services 2.1%
CIGNA Corp.	110,841	18,592,469
Express Scripts Holding Co.(a)	148,124	10,232,406
McKesson Corp.	101,963	14,363,528
Total		43,188,403
Life Sciences Tools & Services 1.4%
Thermo Fisher Scientific, Inc.	145,312	30,001,116
Pharmaceuticals 6.8%
Johnson & Johnson	550,182	70,505,823
Merck & Co., Inc.	303,123	16,511,110
Novartis AG, Registered Shares	58,394	4,719,164
Pfizer, Inc.	1,291,591	45,838,564
Roche Holding AG, Genusschein Shares	16,750	3,838,834
Total		141,413,495
Total Health Care		318,558,319
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 14.4%
Aerospace & Defense 3.5%
Lockheed Martin Corp.	43,462	14,687,114
Northrop Grumman Corp.	102,077	35,637,122
United Technologies Corp.	172,469	21,700,049
Total		72,024,285
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	108,555	11,361,366
Building Products 1.8%
Johnson Controls International PLC	1,035,913	36,505,574
Electrical Equipment 1.0%
Eaton Corp. PLC	264,225	21,114,220
Industrial Conglomerates 3.2%
3M Co.	122,201	26,825,564
Honeywell International, Inc.	275,126	39,758,458
Total		66,584,022
Machinery 2.1%
Illinois Tool Works, Inc.	123,676	19,375,082
Ingersoll-Rand PLC	134,621	11,511,442
Stanley Black & Decker, Inc.	82,175	12,589,210
Total		43,475,734
Professional Services 0.5%
Equifax, Inc.	95,921	11,300,453
Road & Rail 1.6%
Canadian National Railway Co.	149,107	10,904,195
Union Pacific Corp.	162,543	21,850,655
Total		32,754,850
Trading Companies & Distributors 0.2%
HD Supply Holdings, Inc.(a)	105,873	4,016,822
Total Industrials		299,137,326
Information Technology 7.9%
IT Services 6.1%
Accenture PLC, Class A	388,234	59,593,919
Amdocs Ltd.	79,264	5,288,494
Cognizant Technology Solutions Corp., Class A	86,254	6,943,447
DXC Technology Co.	110,575	11,116,105
Fidelity National Information Services, Inc.	229,517	22,102,487

62	CTIVPSM – MFS® Value Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – MFS® Value Fund (formerly Variable Portfolio – MFS® Value Fund), March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Fiserv, Inc.(a)	230,636	16,446,653
International Business Machines Corp.	39,812	6,108,355
Total		127,599,460
Semiconductors & Semiconductor Equipment 1.8%
Analog Devices, Inc.	61,248	5,581,530
Texas Instruments, Inc.	295,479	30,697,314
Total		36,278,844
Total Information Technology		163,878,304
Materials 3.9%
Chemicals 3.5%
DowDuPont, Inc.	123,002	7,836,458
Monsanto Co.	68,402	7,981,829
PPG Industries, Inc.	356,782	39,816,871
Sherwin-Williams Co. (The)	46,451	18,214,366
Total		73,849,524
Containers & Packaging 0.4%
Crown Holdings, Inc.(a)	167,484	8,499,813
Total Materials		82,349,337
Real Estate 0.4%
Equity Real Estate Investment Trusts (REITS) 0.4%
Public Storage	38,451	7,705,196
Total Real Estate		7,705,196
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 0.7%
Diversified Telecommunication Services 0.7%
Verizon Communications, Inc.	332,463	15,898,381
Total Telecommunication Services		15,898,381
Utilities 2.6%
Electric Utilities 2.6%
Duke Energy Corp.	430,174	33,325,580
Southern Co. (The)	281,684	12,580,007
Xcel Energy, Inc.	183,166	8,330,390
Total		54,235,977
Total Utilities		54,235,977
Total Common Stocks (Cost $1,504,734,693)		2,054,947,540

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(b),(c)	2,335,067	2,334,834
Total Money Market Funds (Cost $2,334,834)		2,334,834
Total Investments in Securities (Cost: $1,507,069,527)		2,057,282,374
Other Assets & Liabilities, Net		24,109,863
Net Assets		2,081,392,237

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	14,243,935	88,374,853	(100,283,721)	2,335,067	(2,910)	—	59,880	2,334,834
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVPSM – MFS® Value Fund | Quarterly Report 2018	63

Portfolio of Investments  (continued)
CTIVPSM – MFS® Value Fund (formerly Variable Portfolio – MFS® Value Fund), March 31, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	122,181,781	—	—	—	122,181,781
Consumer Staples	159,794,582	77,406,782	—	—	237,201,364
Energy	106,374,428	—	—	—	106,374,428
Financials	647,427,127	—	—	—	647,427,127
Health Care	310,000,321	8,557,998	—	—	318,558,319
64	CTIVPSM – MFS® Value Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – MFS® Value Fund (formerly Variable Portfolio – MFS® Value Fund), March 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Industrials	299,137,326	—	—	—	299,137,326
Information Technology	163,878,304	—	—	—	163,878,304
Materials	82,349,337	—	—	—	82,349,337
Real Estate	7,705,196	—	—	—	7,705,196
Telecommunication Services	15,898,381	—	—	—	15,898,381
Utilities	54,235,977	—	—	—	54,235,977
Total Common Stocks	1,968,982,760	85,964,780	—	—	2,054,947,540
Money Market Funds	—	—	—	2,334,834	2,334,834
Total Investments in Securities	1,968,982,760	85,964,780	—	2,334,834	2,057,282,374
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
CTIVPSM – MFS® Value Fund | Quarterly Report 2018	65

Portfolio of Investments
CTIVPSM – Morgan Stanley Advantage Fund (formerly Variable Portfolio – Morgan Stanley Advantage Fund), March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.8%
Issuer	Shares	Value ($)
Consumer Discretionary 29.1%
Hotels, Restaurants & Leisure 5.2%
Starbucks Corp.	1,686,427	97,627,259
Household Durables 1.0%
Mohawk Industries, Inc.(a)	80,918	18,790,778
Internet & Direct Marketing Retail 10.7%
Amazon.com, Inc.(a)	117,208	169,639,827
Booking Holdings, Inc.(a)	15,442	32,125,382
Total		201,765,209
Media 3.9%
Walt Disney Co. (The)	743,264	74,653,436
Specialty Retail 1.6%
TJX Companies, Inc. (The)	374,257	30,524,401
Textiles, Apparel & Luxury Goods 6.7%
LVMH Moet Hennessy Louis Vuitton SE	322,371	99,244,657
Nike, Inc., Class B	429,280	28,521,363
Total		127,766,020
Total Consumer Discretionary		551,127,103
Financials 7.6%
Capital Markets 1.6%
S&P Global, Inc.	158,755	30,331,730
Diversified Financial Services 4.9%
Berkshire Hathaway, Inc., Class B(a)	468,097	93,375,990
Insurance 1.1%
Markel Corp.(a)	17,442	20,411,501
Total Financials		144,119,221
Health Care 5.2%
Health Care Equipment & Supplies 2.5%
Danaher Corp.	491,312	48,104,358
Pharmaceuticals 2.7%
Zoetis, Inc.	612,228	51,127,160
Total Health Care		99,231,518
Industrials 19.4%
Aerospace & Defense 5.0%
United Technologies Corp.	749,887	94,350,782
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 3.8%
Copart, Inc.(a)	1,011,977	51,539,989
Rollins, Inc.	396,360	20,226,251
Total		71,766,240
Machinery 1.6%
Fortive Corp.	398,979	30,928,852
Road & Rail 8.8%
Canadian National Railway Co.	944,301	69,056,732
Union Pacific Corp.	731,084	98,279,622
Total		167,336,354
Trading Companies & Distributors 0.2%
Watsco, Inc.	21,667	3,921,077
Total Industrials		368,303,305
Information Technology 29.9%
Internet Software & Services 13.3%
Alphabet, Inc., Class C(a)	103,143	106,421,916
Facebook, Inc., Class A(a)	271,211	43,336,805
Twitter, Inc.(a)	3,531,676	102,453,921
Total		252,212,642
IT Services 2.4%
Broadridge Financial Solutions, Inc.	116,469	12,775,485
MasterCard, Inc., Class A	179,651	31,467,669
Total		44,243,154
Software 14.2%
Activision Blizzard, Inc.	1,383,757	93,348,247
Salesforce.com, Inc.(a)	665,123	77,353,805
ServiceNow, Inc.(a)	300,311	49,686,455
Workday, Inc., Class A(a)	386,613	49,142,379
Total		269,530,886
Total Information Technology		565,986,682
Materials 4.6%
Chemicals 1.5%
Sherwin-Williams Co. (The)	73,534	28,834,152
66	CTIVPSM – Morgan Stanley Advantage Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – Morgan Stanley Advantage Fund (formerly Variable Portfolio – Morgan Stanley Advantage Fund), March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 3.1%
Martin Marietta Materials, Inc.	142,579	29,556,627
Vulcan Materials Co.	253,165	28,903,848
Total		58,460,475
Total Materials		87,294,627
Total Common Stocks (Cost $1,483,684,048)		1,816,062,456

Money Market Funds 4.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(b),(c)	88,925,751	88,916,858
Total Money Market Funds (Cost $88,916,858)		88,916,858
Total Investments in Securities (Cost: $1,572,600,906)		1,904,979,314
Other Assets & Liabilities, Net		(9,582,138)
Net Assets		1,895,397,176

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	66,175,288	184,712,105	(161,961,642)	88,925,751	1,605	(3,984)	235,736	88,916,858
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
CTIVPSM – Morgan Stanley Advantage Fund | Quarterly Report 2018	67

Portfolio of Investments  (continued)
CTIVPSM – Morgan Stanley Advantage Fund (formerly Variable Portfolio – Morgan Stanley Advantage Fund), March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	451,882,446	99,244,657	—	—	551,127,103
Financials	144,119,221	—	—	—	144,119,221
Health Care	99,231,518	—	—	—	99,231,518
Industrials	368,303,305	—	—	—	368,303,305
Information Technology	565,986,682	—	—	—	565,986,682
Materials	87,294,627	—	—	—	87,294,627
Total Common Stocks	1,716,817,799	99,244,657	—	—	1,816,062,456
Money Market Funds	—	—	—	88,916,858	88,916,858
Total Investments in Securities	1,716,817,799	99,244,657	—	88,916,858	1,904,979,314
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
68	CTIVPSM – Morgan Stanley Advantage Fund | Quarterly Report 2018

Portfolio of Investments
CTIVPSM – Oppenheimer International Growth Fund (formerly Variable Portfolio – Oppenheimer International Growth Fund), March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Australia 1.9%
CSL Ltd.	178,156	21,463,983
James Hardie Industries PLC	556,727	9,880,570
Total		31,344,553
Austria 1.5%
ams AG	232,352	24,270,576
Brazil 0.3%
Cielo SA	894,400	5,610,572
Canada 4.2%
Alimentation Couche-Tard, Inc., Class B	324,499	14,525,445
CCL Industries, Inc.	422,478	21,328,031
Dollarama, Inc.	135,499	16,467,911
Saputo, Inc.	574,341	18,433,656
Total		70,755,043
China 2.4%
Baidu, Inc., ADR(a)	80,600	17,989,114
JD.com, Inc., ADR(a)	169,841	6,876,862
WH Group Ltd.	13,439,000	14,399,699
Total		39,265,675
Denmark 4.4%
Novo Nordisk A/S, Class B	462,770	22,761,740
Novozymes AS, Class B	255,033	13,277,089
Pandora A/S	166,252	17,987,820
William Demant Holding AS(a)	527,132	19,635,789
Total		73,662,438
Finland 1.3%
Nokia OYJ	4,016,346	22,164,474
France 16.2%
Airbus Group SE	169,530	19,566,505
AtoS	161,699	22,104,732
Dassault Systemes	151,605	20,594,273
Edenred	559,067	19,426,404
Essilor International Cie Generale d’Optique SA	111,827	15,080,686
Hermes International	34,950	20,706,530
Iliad SA	70,180	14,507,297
Legrand SA	236,210	18,514,056
Common Stocks (continued)
Issuer	Shares	Value ($)
LVMH Moet Hennessy Louis Vuitton SE	75,570	23,264,868
Pernod Ricard SA	113,990	18,970,024
SEB SA Loyalty Shares(a),(b)	113,121	21,602,241
STMicroelectronics NV	1,164,950	25,779,922
Technicolor SA	1,988,580	3,361,969
Valeo SA	397,940	26,264,566
Total		269,744,073
Germany 12.5%
Bayer AG, Registered Shares	163,014	18,411,287
Bayerische Motoren Werke AG	157,054	17,034,727
Brenntag AG	257,161	15,283,263
Continental AG	108,294	29,888,047
Infineon Technologies AG	1,525,950	40,819,126
ProSiebenSat.1 Media AG	528,530	18,326,287
SAP SE	303,279	31,708,217
Scout24 AG(c)	394,615	18,373,360
Siemens Healthineers AG(a)	93,608	3,847,010
United Internet AG	217,086	13,649,495
Total		207,340,819
India 2.7%
Hero Honda Motors Ltd.	443,762	24,225,116
ICICI Bank Ltd., ADR	2,423,365	21,446,780
Total		45,671,896
Japan 12.3%
Hitachi Ltd.	2,580,000	18,791,707
Hoya Corp.	322,600	16,295,375
Keyence Corp.	49,520	30,933,070
Koito Manufacturing Co., Ltd.	364,500	25,454,577
Kubota Corp.	1,001,800	17,659,339
Nidec Corp.	169,900	26,149,097
Nippon Telegraph & Telephone Corp.	658,600	30,725,713
Nitori Co., Ltd.	113,000	19,816,355
Subaru Corp.	557,300	18,448,176
Total		204,273,409
Luxembourg 0.9%
SES SA FDR	1,049,710	14,188,395
CTIVPSM – Oppenheimer International Growth Fund | Quarterly Report 2018	69

Portfolio of Investments  (continued)
CTIVPSM – Oppenheimer International Growth Fund (formerly Variable Portfolio – Oppenheimer International Growth Fund), March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 5.4%
Aalberts Industries NV	406,290	20,676,667
ASML Holding NV	128,943	25,409,059
Boskalis Westminster	457,475	13,397,019
Heineken NV	176,703	18,981,128
Koninklijke Vopak NV	227,056	11,133,332
Total		89,597,205
South Africa 0.9%
SPAR Group Ltd. (The)	865,442	14,807,639
Spain 4.7%
Amadeus IT Group SA, Class A	234,680	17,319,941
Grifols SA	780,968	22,111,272
Industria de Diseno Textil SA	271,752	8,503,211
Prosegur Cash SA(c)	4,097,770	12,358,912
Prosegur Cia de Seguridad SA, Registered Shares	2,439,416	18,729,851
Total		79,023,187
Sweden 2.3%
Atlas Copco AB, Class A	478,311	20,773,909
Swedish Match AB	388,453	17,603,805
Total		38,377,714
Switzerland 9.3%
Barry Callebaut AG	8,988	17,562,326
Cie Financiere Richemont SA, Class A, Registered Shares	194,646	17,461,131
Lonza Group AG, Registered Shares	75,507	17,786,795
Roche Holding AG, Genusschein Shares	61,443	14,081,759
Sika AG	1,959	15,337,986
Sonova Holding AG	88,212	14,006,885
Temenos Group AG	253,856	30,377,747
UBS AG	560,835	9,852,745
VAT Group AG	104,686	17,564,471
Total		154,031,845
Thailand 1.3%
CP ALL PCL, Foreign Registered Shares	7,580,400	21,189,498
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 12.6%
Bunzl PLC	756,505	22,235,850
Domino’s Pizza Group PLC	2,928,548	13,579,435
Essentra PLC	1,302,975	7,747,381
Ferguson PLC	134,037	10,068,412
Intertek Group PLC	185,440	12,124,036
Melrose Industries PLC	1,107,590	3,589,624
NEX Group PLC	1,373,140	18,899,126
Prudential PLC	684,359	17,076,378
Reckitt Benckiser Group PLC	303,191	25,667,260
Spectris PLC	366,287	13,844,491
TechnipFMC PLC	347,752	10,111,072
Travis Perkins PLC	589,650	10,208,628
Tullett Prebon PLC, Registered Shares	1,815,931	11,383,358
Unilever PLC	235,038	13,043,597
Weir Group PLC (The)	240,981	6,743,335
Whitbread PLC	274,469	14,247,968
Total		210,569,951
United States 1.6%
Carnival Corp.	403,550	26,464,809
Total Common Stocks (Cost $1,344,725,579)		1,642,353,771

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(d),(e)	8,464,145	8,463,299
Total Money Market Funds (Cost $8,463,299)		8,463,299
Total Investments in Securities (Cost $1,353,188,878)		1,650,817,070
Other Assets & Liabilities, Net		13,612,477
Net Assets		$1,664,429,547

70	CTIVPSM – Oppenheimer International Growth Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – Oppenheimer International Growth Fund (formerly Variable Portfolio – Oppenheimer International Growth Fund), March 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2018, the value of these securities amounted to $21,602,241, which represents 1.30% of net assets.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2018, the value of these securities amounted to $30,732,272, which represents 1.85% of net assets.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	24,307,337	69,001,278	(84,844,470)	8,464,145	(694)	—	61,493	8,463,299
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
CTIVPSM – Oppenheimer International Growth Fund | Quarterly Report 2018	71

Portfolio of Investments  (continued)
CTIVPSM – Oppenheimer International Growth Fund (formerly Variable Portfolio – Oppenheimer International Growth Fund), March 31, 2018 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	31,344,553	—	—	31,344,553
Austria	—	24,270,576	—	—	24,270,576
Brazil	5,610,572	—	—	—	5,610,572
Canada	70,755,043	—	—	—	70,755,043
China	24,865,976	14,399,699	—	—	39,265,675
Denmark	—	73,662,438	—	—	73,662,438
Finland	—	22,164,474	—	—	22,164,474
France	—	269,744,073	—	—	269,744,073
Germany	—	207,340,819	—	—	207,340,819
India	21,446,780	24,225,116	—	—	45,671,896
Japan	—	204,273,409	—	—	204,273,409
Luxembourg	—	14,188,395	—	—	14,188,395
Netherlands	—	89,597,205	—	—	89,597,205
South Africa	—	14,807,639	—	—	14,807,639
Spain	—	79,023,187	—	—	79,023,187
Sweden	—	38,377,714	—	—	38,377,714
Switzerland	—	154,031,845	—	—	154,031,845
Thailand	—	21,189,498	—	—	21,189,498
United Kingdom	—	210,569,951	—	—	210,569,951
United States	26,464,809	—	—	—	26,464,809
Total Common Stocks	149,143,180	1,493,210,591	—	—	1,642,353,771
Money Market Funds	—	—	—	8,463,299	8,463,299
Total Investments in Securities	149,143,180	1,493,210,591	—	8,463,299	1,650,817,070
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
72	CTIVPSM – Oppenheimer International Growth Fund | Quarterly Report 2018

Portfolio of Investments
CTIVPSM – T. Rowe Price Large Cap Value Fund (formerly Variable Portfolio – T. Rowe Price Large Cap Value Fund), March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.4%
Issuer	Shares	Value ($)
Consumer Discretionary 7.3%
Auto Components 1.1%
Magna International, Inc.	473,600	26,687,360
Automobiles 0.3%
General Motors Co.	156,600	5,690,844
Hotels, Restaurants & Leisure 1.2%
Carnival Corp.	223,800	14,676,804
Las Vegas Sands Corp.	198,200	14,250,580
Total		28,927,384
Leisure Products 0.4%
Mattel, Inc.	705,217	9,273,604
Media 3.4%
21st Century Fox, Inc., Class B	1,109,200	40,341,604
Comcast Corp., Class A	705,200	24,096,684
News Corp., Class A	960,100	15,169,580
Total		79,607,868
Multiline Retail 0.6%
Kohl’s Corp.	220,100	14,418,751
Specialty Retail 0.3%
Lowe’s Companies, Inc.	78,400	6,879,600
Total Consumer Discretionary		171,485,411
Consumer Staples 9.7%
Beverages 1.1%
PepsiCo, Inc.	235,200	25,672,080
Food & Staples Retailing 2.3%
CVS Health Corp.	305,700	19,017,597
Walmart, Inc.	399,100	35,507,927
Total		54,525,524
Food Products 3.5%
Bunge Ltd.	390,200	28,851,388
Tyson Foods, Inc., Class A	744,000	54,453,360
Total		83,304,748
Household Products 1.1%
Kimberly-Clark Corp.	225,200	24,801,276
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.7%
Philip Morris International, Inc.	401,700	39,928,980
Total Consumer Staples		228,232,608
Energy 9.3%
Oil, Gas & Consumable Fuels 9.3%
Apache Corp.	258,300	9,939,384
Canadian Natural Resources Ltd.	488,600	15,376,242
EQT Corp.	234,674	11,149,362
Exxon Mobil Corp.	630,200	47,019,222
Hess Corp.	508,100	25,720,022
Occidental Petroleum Corp.	395,600	25,698,176
Total SA, ADR	1,048,700	60,499,503
TransCanada Corp.	561,200	23,183,172
Total		218,585,083
Total Energy		218,585,083
Financials 25.4%
Banks 13.9%
Citigroup, Inc.	690,600	46,615,500
Fifth Third Bancorp	1,618,200	51,377,850
JPMorgan Chase & Co.	991,500	109,035,255
PNC Financial Services Group, Inc. (The)	8,519	1,288,414
Signature Bank(a)	58,000	8,233,100
U.S. Bancorp	787,300	39,758,650
Wells Fargo & Co.	1,306,200	68,457,942
Total		324,766,711
Capital Markets 3.9%
Bank of New York Mellon Corp. (The)	671,700	34,612,701
Morgan Stanley	1,049,700	56,641,812
Total		91,254,513
Insurance 7.6%
American International Group, Inc.	476,806	25,947,783
Brighthouse Financial, Inc.(a)	271,163	13,937,778
Chubb Ltd.	296,456	40,546,287
Loews Corp.	535,130	26,612,015
Marsh & McLennan Companies, Inc.	340,011	28,081,508
CTIVPSM – T. Rowe Price Large Cap Value Fund | Quarterly Report 2018	73

Portfolio of Investments  (continued)
CTIVPSM – T. Rowe Price Large Cap Value Fund (formerly Variable Portfolio – T. Rowe Price Large Cap Value Fund), March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
MetLife, Inc.	654,800	30,048,772
Xl Group Ltd.	229,920	12,705,379
Total		177,879,522
Total Financials		593,900,746
Health Care 13.4%
Biotechnology 1.0%
Gilead Sciences, Inc.	305,200	23,009,028
Health Care Equipment & Supplies 3.5%
Becton Dickinson and Co.	83,300	18,051,110
Hologic, Inc.(a)	605,200	22,610,272
Medtronic PLC	523,300	41,979,126
Total		82,640,508
Health Care Providers & Services 1.8%
Aetna, Inc.	255,000	43,095,000
Life Sciences Tools & Services 0.5%
Thermo Fisher Scientific, Inc.	58,000	11,974,680
Pharmaceuticals 6.6%
Johnson & Johnson	340,000	43,571,000
Merck & Co., Inc.	748,100	40,749,007
Perrigo Co. PLC	266,600	22,218,444
Pfizer, Inc.	1,337,900	47,482,071
Total		154,020,522
Total Health Care		314,739,738
Industrials 8.8%
Aerospace & Defense 3.1%
Boeing Co. (The)	122,700	40,230,876
Raytheon Co.	75,500	16,294,410
United Technologies Corp.	128,700	16,193,034
Total		72,718,320
Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	184,100	19,267,906
Airlines 1.3%
Southwest Airlines Co.	535,300	30,661,984
Building Products 1.3%
Johnson Controls International PLC	839,500	29,583,980
Commercial Services & Supplies 0.5%
Stericycle, Inc.(a)	179,800	10,523,694
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 0.4%
General Electric Co.	665,500	8,970,940
Machinery 0.8%
Illinois Tool Works, Inc.	121,400	19,018,524
Road & Rail 0.6%
Canadian Pacific Railway Ltd.	84,100	14,843,650
Total Industrials		205,588,998
Information Technology 10.5%
Communications Equipment 2.3%
Cisco Systems, Inc.	1,269,600	54,453,144
Electronic Equipment, Instruments & Components 1.0%
TE Connectivity Ltd.	233,600	23,336,640
Semiconductors & Semiconductor Equipment 3.4%
Applied Materials, Inc.	318,000	17,683,980
QUALCOMM, Inc.	672,700	37,274,307
Texas Instruments, Inc.	236,600	24,580,374
Total		79,538,661
Software 3.8%
Microsoft Corp.	965,309	88,103,752
Total Information Technology		245,432,197
Materials 4.1%
Chemicals 2.3%
CF Industries Holdings, Inc.	535,000	20,185,550
DowDuPont, Inc.	530,902	33,823,766
Total		54,009,316
Construction Materials 0.7%
Vulcan Materials Co.	138,100	15,766,877
Containers & Packaging 1.1%
International Paper Co.	496,700	26,538,681
Total Materials		96,314,874
Real Estate 1.3%
Equity Real Estate Investment Trusts (REITS) 1.3%
SL Green Realty Corp.	77,000	7,455,910
Weyerhaeuser Co.	639,200	22,372,000
Total		29,827,910
Total Real Estate		29,827,910

74	CTIVPSM – T. Rowe Price Large Cap Value Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – T. Rowe Price Large Cap Value Fund (formerly Variable Portfolio – T. Rowe Price Large Cap Value Fund), March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 1.7%
Diversified Telecommunication Services 1.7%
Verizon Communications, Inc.	826,600	39,528,012
Total Telecommunication Services		39,528,012
Utilities 4.9%
Electric Utilities 4.9%
Exelon Corp.	533,200	20,800,132
PG&E Corp.	644,713	28,322,242
Southern Co. (The)	889,200	39,711,672
Westar Energy, Inc.	474,000	24,927,660
Total		113,761,706
Total Utilities		113,761,706
Total Common Stocks (Cost $1,986,569,267)		2,257,397,283

Convertible Preferred Stocks 1.7%
Issuer		Shares	Value ($)
Health Care 0.2%
Health Care Equipment & Supplies 0.2%
Becton Dickinson and Co.	6.125%	87,348	5,103,743
Total Health Care			5,103,743
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Utilities 1.5%
Electric Utilities 0.9%
NextEra Energy, Inc.	6.123%	361,200	20,826,792
Multi-Utilities 0.6%
Sempra Energy	6.000%	140,247	14,315,292
Total Utilities			35,142,084
Total Convertible Preferred Stocks (Cost $36,124,590)			40,245,827

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(b),(c)	40,088,978	40,084,969
Total Money Market Funds (Cost $40,085,177)		40,084,969
Total Investments in Securities (Cost: $2,062,779,034)		2,337,728,079
Other Assets & Liabilities, Net		4,953,189
Net Assets		2,342,681,268

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	43,141,320	87,719,159	(90,771,501)	40,088,978	(4,386)	(621)	163,438	40,084,969
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVPSM – T. Rowe Price Large Cap Value Fund | Quarterly Report 2018	75

Portfolio of Investments  (continued)
CTIVPSM – T. Rowe Price Large Cap Value Fund (formerly Variable Portfolio – T. Rowe Price Large Cap Value Fund), March 31, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	171,485,411	—	—	—	171,485,411
Consumer Staples	228,232,608	—	—	—	228,232,608
Energy	218,585,083	—	—	—	218,585,083
Financials	593,900,746	—	—	—	593,900,746
Health Care	314,739,738	—	—	—	314,739,738
Industrials	205,588,998	—	—	—	205,588,998
Information Technology	245,432,197	—	—	—	245,432,197
Materials	96,314,874	—	—	—	96,314,874
76	CTIVPSM – T. Rowe Price Large Cap Value Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – T. Rowe Price Large Cap Value Fund (formerly Variable Portfolio – T. Rowe Price Large Cap Value Fund), March 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Real Estate	29,827,910	—	—	—	29,827,910
Telecommunication Services	39,528,012	—	—	—	39,528,012
Utilities	113,761,706	—	—	—	113,761,706
Total Common Stocks	2,257,397,283	—	—	—	2,257,397,283
Convertible Preferred Stocks
Health Care	5,103,743	—	—	—	5,103,743
Utilities	20,826,792	14,315,292	—	—	35,142,084
Total Convertible Preferred Stocks	25,930,535	14,315,292	—	—	40,245,827
Money Market Funds	—	—	—	40,084,969	40,084,969
Total Investments in Securities	2,283,327,818	14,315,292	—	40,084,969	2,337,728,079
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
CTIVPSM – T. Rowe Price Large Cap Value Fund | Quarterly Report 2018	77

Portfolio of Investments
CTIVPSM – TCW Core Plus Bond Fund (formerly Variable Portfolio – TCW Core Plus Bond Fund), March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 6.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Money Management Corp. CLO 18 Ltd.(a),(b)
Series 2016-18A Class AL1
3-month USD LIBOR + 1.570% 05/26/2028	3.514%	8,000,000	8,008,376
Cedar Funding V CLO Ltd.(a),(b)
Series 2016-5A Class A1
3-month USD LIBOR + 1.610% 07/17/2028	3.341%	8,000,000	8,026,952
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A1
1-month USD LIBOR + 0.800% 06/25/2026	2.672%	6,964,955	6,997,785
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% 04/26/2032	2.672%	3,090,000	3,034,880
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	3,492,833	3,417,519
Henderson Receivables LLC(a)
Series 2014-2A Class A
01/17/2073	3.610%	3,062,434	2,994,937
Higher Education Funding I(a),(b)
Series 2014-1 Class A
3-month USD LIBOR + 1.050% 05/25/2034	2.994%	2,800,100	2,820,512
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% 06/25/2031	2.382%	7,700,000	7,741,779
Series 2014-2 Class A
1-month USD LIBOR + 0.640% 03/25/2083	2.512%	6,721,266	6,695,765
Series 2014-3 Class A
1-month USD LIBOR + 0.620% 03/25/2083	2.492%	6,797,792	6,787,037
Series 2014-4 Class A
1-month USD LIBOR + 0.620% 03/25/2083	2.492%	4,999,690	4,995,484
Series 2015-1 Class A2
1-month USD LIBOR + 0.600% 04/25/2040	2.472%	7,100,000	7,115,803
Series 2015-2 Class A3
1-month USD LIBOR + 0.570% 11/26/2040	2.442%	10,890,000	10,873,082
Navient Student Loan Trust(a),(b)
Series 2016-2 Class A3
1-month USD LIBOR + 1.500% 06/25/2065	3.372%	7,950,000	8,297,480
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-3A Class A3
1-month USD LIBOR + 1.050% 07/26/2066	2.922%	7,900,000	8,079,980
Nelnet Student Loan Trust(a),(b)
Series 2012-5A Class A
1-month USD LIBOR + 0.600% 10/27/2036	2.472%	62,795	63,048
Series 2014-4A Class A2
1-month USD LIBOR + 0.950% 11/25/2048	2.571%	4,345,000	4,377,164
Octagon Investment Partners XXI Ltd.(a),(b)
Series 2014-1A Class A1AR
3-month USD LIBOR + 1.350% 11/14/2026	3.183%	6,400,000	6,428,198
SLC Student Loan Trust(b)
Series 2006-1 Class B
3-month USD LIBOR + 0.210% 03/15/2055	2.335%	481,532	454,544
SLM Student Loan Trust(a),(b)
Series 2004-3 Class A6A
3-month USD LIBOR + 0.550% 10/25/2064	2.295%	7,800,000	7,732,333
Series 2009-3 Class A
1-month USD LIBOR + 0.750% 01/25/2045	2.371%	6,245,283	6,223,006
SLM Student Loan Trust(b)
Series 2007-3 Class A4
3-month USD LIBOR + 0.060% 01/25/2022	1.805%	13,250,000	12,927,767
Series 2007-6 Class A4
3-month USD LIBOR + 0.380% 10/25/2024	2.125%	5,363,545	5,363,549
Series 2007-7 Class B
3-month USD LIBOR + 0.750% 10/27/2070	2.495%	1,990,000	1,883,690
Series 2008-4 Class A4
3-month USD LIBOR + 1.650% 07/25/2022	3.395%	2,193,450	2,243,881
Series 2008-5 Class B
3-month USD LIBOR + 1.850% 07/25/2073	3.595%	5,860,000	6,068,383
Series 2008-8 Class A4
3-month USD LIBOR + 1.500% 04/25/2023	3.245%	2,925,000	2,996,826
Series 2008-9 Class B
3-month USD LIBOR + 2.250% 10/25/2083	3.995%	5,775,000	6,092,542
78	CTIVPSM – TCW Core Plus Bond Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – TCW Core Plus Bond Fund (formerly Variable Portfolio – TCW Core Plus Bond Fund), March 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012-3 Class A
1-month USD LIBOR + 0.650% 12/27/2038	2.522%	4,406,111	4,429,412
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.170% 04/25/2040	1.915%	13,000,000	12,629,694
Total Asset-Backed Securities — Non-Agency (Cost $174,419,739)			175,801,408

Commercial Mortgage-Backed Securities - Agency 3.9%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
CMO Series K151 Class A3
04/25/2030	3.511%	7,010,000	7,171,172
Series S8FX Class A2
03/25/2027	3.291%	13,225,000	13,005,235
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(b)
Series KF34 Class A
1-month USD LIBOR + 0.360% 08/25/2024	1.940%	6,049,559	6,054,734
Federal National Mortgage Association
04/01/2019	2.300%	7,675,267	7,662,568
11/01/2020	3.200%	3,819,055	3,859,113
12/01/2020	3.622%	438,314	447,770
04/01/2021	4.250%	3,941,000	4,093,974
06/01/2021	4.357%	7,151,521	7,452,256
07/01/2021	3.830%	3,499,162	3,599,262
08/01/2021	3.840%	9,116,589	9,393,340
06/01/2023	2.766%	3,271,596	3,247,598
12/01/2023	2.440%	3,125,285	3,039,175
03/01/2026	2.860%	4,600,000	4,498,681
08/01/2026	2.330%	6,215,000	5,830,911
05/01/2027	2.964%	7,087,494	6,982,009
05/01/2031	2.850%	6,420,000	6,123,104
07/01/2032	3.270%	5,615,000	5,572,246
Series 2001-M2 Class Z2
06/25/2031	6.300%	30,508	30,930
Federal National Mortgage Association(b),(c)
CMO Series 2013-M14 Class SA
1-month USD LIBOR + 6.650% 08/25/2018	5.029%	7,679,982	52,531
Federal National Mortgage Association(b)
Series 2017-M11 Class FA
1-month USD LIBOR + 0.470% 09/25/2024	1.892%	14,527,023	14,471,436
Government National Mortgage Association(c),(d)
CMO Series 2011-121 Class
06/16/2043	0.587%	7,555,870	104,504
CMO Series 2011-78 Class IX
08/16/2046	0.258%	10,306,865	293,101
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-55 Class
04/16/2052	0.566%	2,298,389	44,062
Government National Mortgage Association(c)
CMO Series 2012-125 Class IK
08/16/2052	0.561%	15,536,728	93,441
Total Commercial Mortgage-Backed Securities - Agency (Cost $118,874,511)			113,123,153

Commercial Mortgage-Backed Securities - Non-Agency 1.0%

225 Liberty Street Trust(a)
Series 2016-225L Class A
02/10/2036	3.597%	3,090,000	3,082,680
Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a)
Series 2012-PARK Class A
12/10/2030	2.959%	3,055,000	3,026,029
BBCMS Mortgage Trust(a)
Series 2013-TYSN Class A2
09/05/2032	3.756%	3,000,000	3,052,642
CGRBS Commercial Mortgage Trust(a)
Series 2013-VNO5 Class A
03/13/2035	3.369%	2,930,000	2,936,919
Commercial Mortgage Trust(a)
Series 2016-787S Class A
02/10/2036	3.545%	3,095,000	3,080,875
GS Mortgage Securities Corp. Trust(a)
Series 2012-SHOP Class A
06/05/2031	2.933%	2,555,000	2,561,593
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2010-CNTR Class A2
08/05/2032	4.311%	1,714,853	1,745,367
Series 2011-C3 Class A3
02/15/2046	4.388%	482,793	484,722
Series 2012-HSBC Class A
07/05/2032	3.093%	728,696	727,785
RBS Commercial Funding, Inc., Trust(a),(d)
Series 2013-GSP Class A
01/13/2032	3.834%	3,035,000	3,086,573
VNDO Mortgage Trust(a)
Series 2012-6AVE Class A
11/15/2030	2.996%	3,100,000	3,068,165
Wells Fargo Commercial Mortgage Trust(a),(d)
Series 2013-120B Class A
03/18/2028	2.710%	3,065,000	3,045,688
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $30,632,945)			29,899,038

CTIVPSM – TCW Core Plus Bond Fund | Quarterly Report 2018	79

Portfolio of Investments  (continued)
CTIVPSM – TCW Core Plus Bond Fund (formerly Variable Portfolio – TCW Core Plus Bond Fund), March 31, 2018 (Unaudited)
Common Stocks 0.1%
Issuer	Shares	Value ($)
Energy 0.1%
Energy Equipment & Services 0.1%
Ocean Rig UDW, Inc.(e)	40,562	1,023,379
Total Energy		1,023,379
Utilities —%
Electric Utilities —%
Homer City Holdings(e),(f)	32,056	641,120
Total Utilities		641,120
Total Common Stocks (Cost $2,903,716)		1,664,499

Corporate Bonds & Notes 28.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
Embraer SA
06/15/2022	5.150%	300,000	313,667
Northrop Grumman Corp.
01/15/2028	3.250%	4,545,000	4,340,139
Total			4,653,806
Airlines 0.5%
America West Airlines Pass-Through Trust
04/02/2021	7.100%	1,792,908	1,884,669
American Airlines Pass-Through Trust
01/31/2021	5.250%	1,501,219	1,559,006
01/15/2023	4.950%	1,366,463	1,417,869
Continental Airlines Pass-Through Trust
06/15/2021	6.703%	155,543	166,589
04/19/2022	5.983%	8,636,690	9,226,913
Guanay Finance Ltd.(a)
12/15/2020	6.000%	293,411	299,443
Total			14,554,489
Apartment REIT 0.1%
Post Apartment Homes LP
12/01/2022	3.375%	2,315,000	2,303,585
Automotive 0.6%
Ford Motor Credit Co., LLC
05/03/2019	2.021%	7,000,000	6,924,841
General Motors Co.
10/02/2023	4.875%	1,320,000	1,379,630
General Motors Financial Co., Inc.
05/09/2019	2.400%	7,280,000	7,232,243
01/15/2020	3.150%	1,634,000	1,631,833
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goodyear Tire & Rubber Co. (The)
03/15/2027	4.875%	660,000	633,736
Total			17,802,283
Banking 10.6%
Banco de Credito del Peru(a)
09/16/2020	5.375%	300,000	314,566
Bank of America Corp.
04/25/2018	6.875%	12,560,000	12,600,021
05/01/2018	5.650%	2,115,000	2,120,962
01/15/2019	2.600%	866,000	866,343
10/19/2020	2.625%	2,000,000	1,981,040
Bank of America Corp.(g)
07/21/2021	2.369%	14,195,000	13,941,520
04/24/2028	3.705%	17,465,000	17,163,729
Bank of America Corp.(a),(g)
12/20/2023	3.004%	10,572,000	10,364,472
Bank of America Corp.(b)
Subordinated
3-month USD LIBOR + 0.650% 12/01/2026	2.656%	1,000,000	941,295
Bank of New York Mellon Corp. (The)(g)
05/16/2023	2.661%	5,000,000	4,864,900
Citigroup, Inc.
05/15/2018	6.125%	5,000,000	5,021,169
04/08/2019	2.550%	10,513,000	10,499,911
05/22/2019	8.500%	2,000,000	2,126,366
06/07/2019	2.050%	12,000,000	11,890,620
07/29/2019	2.500%	5,000,000	4,977,245
Citigroup, Inc.(b)
3-month USD LIBOR + 0.770% 04/08/2019	2.474%	8,000,000	8,035,520
Discover Bank
11/13/2018	2.600%	7,295,000	7,283,664
Global Bank Corp.(a)
10/20/2021	4.500%	300,000	302,808
Goldman Sachs Group, Inc. (The)
04/01/2018	6.150%	17,308,000	17,314,061
02/15/2019	7.500%	15,789,000	16,422,849
07/08/2024	3.850%	1,750,000	1,757,952
Goldman Sachs Group, Inc. (The)(g)
09/29/2025	3.272%	4,575,000	4,398,323
06/05/2028	3.691%	3,500,000	3,400,281
04/23/2029	3.814%	4,450,000	4,355,090
Grupo Aval Ltd.(a)
09/26/2022	4.750%	300,000	301,121
HBOS PLC(a)
Subordinated
05/21/2018	6.750%	1,000,000	1,005,505

80	CTIVPSM – TCW Core Plus Bond Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – TCW Core Plus Bond Fund (formerly Variable Portfolio – TCW Core Plus Bond Fund), March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.
05/18/2023	2.700%	3,260,000	3,140,818
07/15/2025	3.900%	3,000,000	3,026,343
JPMorgan Chase & Co.(g)
03/01/2025	3.220%	4,475,000	4,358,270
05/01/2028	3.540%	6,020,000	5,883,888
01/23/2029	3.509%	5,750,000	5,564,856
JPMorgan Chase Bank NA(b)
3-month USD LIBOR + 0.250% 02/13/2020	2.070%	11,680,000	11,677,290
JPMorgan Chase Bank NA(g)
02/01/2021	2.604%	11,815,000	11,745,032
Lloyds Banking Group PLC(g)
11/07/2023	2.907%	3,025,000	2,919,061
Morgan Stanley
04/01/2018	6.625%	4,831,000	4,832,821
05/13/2019	7.300%	15,000,000	15,717,285
07/24/2020	5.500%	2,500,000	2,626,165
Morgan Stanley(b)
3-month USD LIBOR + 0.800% 02/14/2020	2.633%	15,000,000	15,044,850
3-month USD LIBOR + 0.550% 02/10/2021	2.295%	10,000,000	10,007,980
3-month USD LIBOR + 0.930% 07/22/2022	2.675%	4,000,000	4,013,032
PNC Bank NA
10/18/2019	2.400%	5,305,000	5,271,722
Santander UK Group Holdings PLC
08/05/2021	2.875%	2,823,000	2,768,750
Wells Fargo & Co.
07/22/2020	2.600%	4,065,000	4,023,008
04/22/2026	3.000%	19,440,000	18,292,496
10/23/2026	3.000%	790,000	739,697
Wells Fargo & Co.(g)
05/22/2028	3.584%	2,345,000	2,287,184
Wells Fargo Bank NA
12/06/2019	2.150%	7,740,000	7,656,950
01/15/2020	2.400%	800,000	793,536
Total			306,642,367
Cable and Satellite 0.6%
Altice U.S. Finance I Corp.(a)
07/15/2023	5.375%	2,416,000	2,446,589
05/15/2026	5.500%	300,000	292,908
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	319,000	302,377
02/01/2028	5.000%	2,504,000	2,350,610
Charter Communications Operating LLC/Capital
10/23/2045	6.484%	5,380,000	5,942,936
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC
02/15/2019	8.625%	1,000,000	1,042,485
CSC Holdings LLC(a)
02/01/2028	5.375%	700,000	661,500
DISH DBS Corp.
06/01/2021	6.750%	1,140,000	1,149,110
07/15/2022	5.875%	500,000	477,957
Intelsat Jackson Holdings SA(a)
07/15/2025	9.750%	1,550,000	1,445,437
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	400,000	384,405
08/15/2026	5.500%	1,000,000	970,949
Total			17,467,263
Chemicals 0.0%
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	1,400,000	1,404,851
Consumer Cyclical Services 0.1%
Amazon.com, Inc.(a)
08/22/2027	3.150%	2,500,000	2,412,573
IHS Markit Ltd.(a)
11/01/2022	5.000%	1,335,000	1,385,320
Total			3,797,893
Consumer Products 0.2%
Central Garden & Pet Co.
11/15/2023	6.125%	1,500,000	1,568,724
02/01/2028	5.125%	88,000	83,439
First Quality Finance Co., Inc.(a)
05/15/2021	4.625%	98,000	97,510
07/01/2025	5.000%	1,692,000	1,620,088
Valvoline, Inc.
07/15/2024	5.500%	1,500,000	1,538,100
Total			4,907,861
Diversified Manufacturing 0.2%
General Electric Co.
01/09/2020	2.200%	5,000,000	4,929,265
01/14/2038	5.875%	517,000	602,044
Itron, Inc.(a)
01/15/2026	5.000%	900,000	886,845
Total			6,418,154
Electric 1.7%
AEP Transmission Co. LLC
12/01/2026	3.100%	3,125,000	3,008,566
Appalachian Power Co.
05/15/2033	5.950%	3,225,000	3,814,759

CTIVPSM – TCW Core Plus Bond Fund | Quarterly Report 2018	81

Portfolio of Investments  (continued)
CTIVPSM – TCW Core Plus Bond Fund (formerly Variable Portfolio – TCW Core Plus Bond Fund), March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Carolinas LLC
12/15/2041	4.250%	900,000	943,836
Duquesne Light Holdings, Inc.(a)
09/15/2020	6.400%	5,350,000	5,725,169
Entergy Louisiana LLC
04/01/2025	3.780%	5,900,000	5,886,831
FirstEnergy Transmission LLC(a)
01/15/2025	4.350%	6,950,000	7,128,094
ITC Holdings Corp.
07/01/2023	4.050%	1,740,000	1,775,098
ITC Holdings Corp.(a)
11/15/2027	3.350%	1,000,000	954,971
Metropolitan Edison Co.(a)
04/15/2025	4.000%	3,000,000	3,022,401
MidAmerican Energy Co.
10/15/2044	4.400%	5,875,000	6,320,912
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	855,000	808,714
Northern States Power Co.
08/15/2045	4.000%	2,250,000	2,300,369
PacifiCorp
07/01/2025	3.350%	2,000,000	1,982,646
Public Service Co. of Oklahoma
02/01/2021	4.400%	2,256,000	2,339,837
Public Service Electric & Gas Co.
05/01/2045	4.050%	3,005,000	3,027,477
Total			49,039,680
Finance Companies 0.6%
AerCap Ireland Capital DAC/Global Aviation Trust
05/15/2019	3.750%	1,500,000	1,509,969
07/01/2020	4.250%	1,780,000	1,813,147
Air Lease Corp.
03/01/2020	4.750%	4,935,000	5,075,450
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	1,732,000	1,687,187
International Lease Finance Corp.(a)
09/01/2018	7.125%	1,975,000	2,007,540
International Lease Finance Corp.
05/15/2019	6.250%	4,000,000	4,136,880
Total			16,230,173
Food and Beverage 1.0%
Anheuser-Busch InBev Finance, Inc.
02/01/2046	4.900%	7,834,000	8,423,195
Constellation Brands, Inc.
11/15/2019	3.875%	4,000,000	4,058,348
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kraft Heinz Foods Co.
07/15/2025	3.950%	3,060,000	3,047,041
06/01/2026	3.000%	1,200,000	1,108,522
07/15/2045	5.200%	6,250,000	6,359,713
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	1,250,000	1,240,361
Mondelez International, Inc.(a)
10/28/2019	1.625%	2,000,000	1,959,788
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	762,000	717,992
Post Holdings, Inc.(a)
08/15/2026	5.000%	108,000	102,000
03/01/2027	5.750%	1,482,000	1,471,205
Total			28,488,165
Gaming 0.0%
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	1,036,000	1,070,614
Health Care 1.7%
Abbott Laboratories
11/22/2019	2.350%	4,407,000	4,369,748
Catholic Health Initiatives
08/01/2018	2.600%	1,525,000	1,526,874
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	936,000	928,291
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	900,000	828,172
CVS Health Corp.
08/12/2019	2.250%	4,000,000	3,961,596
07/20/2045	5.125%	2,035,000	2,166,247
03/25/2048	5.050%	7,230,000	7,603,155
DaVita, Inc.
07/15/2024	5.125%	436,000	426,987
Fresenius Medical Care U.S. Finance II, Inc.(a)
09/15/2018	6.500%	2,250,000	2,283,856
Hartford HealthCare Corp.
04/01/2044	5.746%	3,000,000	3,536,403
HCA, Inc.
02/15/2020	6.500%	3,650,000	3,832,624
05/01/2023	4.750%	625,000	631,773
03/15/2024	5.000%	625,000	631,750
Kaiser Foundation Hospitals
05/01/2027	3.150%	6,630,000	6,417,568
NYU Hospitals Center
07/01/2042	4.428%	5,936,000	6,154,178
Teleflex, Inc.
11/15/2027	4.625%	752,000	723,823

82	CTIVPSM – TCW Core Plus Bond Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – TCW Core Plus Bond Fund (formerly Variable Portfolio – TCW Core Plus Bond Fund), March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.
06/01/2020	4.750%	600,000	604,664
Tenet Healthcare Corp.(a)
07/15/2024	4.625%	1,500,000	1,440,846
Total			48,068,555
Healthcare Insurance 0.8%
Aetna, Inc.
06/07/2018	1.700%	7,800,000	7,790,359
Anthem, Inc.
08/15/2019	2.250%	3,000,000	2,971,566
08/15/2021	3.700%	2,355,000	2,382,676
05/15/2022	3.125%	3,000,000	2,963,064
Centene Corp.
02/15/2021	5.625%	250,000	256,955
01/15/2025	4.750%	2,500,000	2,434,710
Molina Healthcare, Inc.
11/15/2022	5.375%	601,000	593,488
Molina Healthcare, Inc.(a)
06/15/2025	4.875%	600,000	559,880
UnitedHealth Group, Inc.
01/15/2047	4.200%	3,000,000	3,041,526
WellCare Health Plans, Inc.
04/01/2025	5.250%	800,000	804,105
Total			23,798,329
Healthcare REIT 1.6%
Alexandria Real Estate Equities, Inc.
06/15/2023	3.900%	9,700,000	9,815,537
HCP, Inc.
02/01/2020	2.625%	1,500,000	1,484,877
11/15/2023	4.250%	7,150,000	7,343,965
08/15/2024	3.875%	2,000,000	1,984,756
Healthcare Trust of America Holdings LP
07/15/2021	3.375%	8,900,000	8,918,823
Ventas Realty LP
01/15/2026	4.125%	7,205,000	7,266,351
10/15/2026	3.250%	4,095,000	3,855,852
Ventas Realty LP/Capital Corp.
04/01/2020	2.700%	905,000	897,079
03/01/2022	4.250%	978,000	1,005,699
Welltower, Inc.
01/15/2021	4.950%	667,000	694,843
06/01/2025	4.000%	4,305,000	4,301,453
Total			47,569,235
Independent Energy 0.3%
Antero Resources Corp.
03/01/2025	5.000%	600,000	603,170
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canadian Natural Resources Ltd.
06/01/2027	3.850%	1,200,000	1,176,948
Diamondback Energy, Inc.
11/01/2024	4.750%	430,000	425,617
Marathon Oil Corp.
07/15/2023	8.125%	2,000,000	2,314,792
Noble Energy, Inc.
11/15/2024	3.900%	1,000,000	1,006,895
11/15/2044	5.050%	1,700,000	1,774,810
Parsley Energy LLC/Finance Corp.(a)
01/15/2025	5.375%	1,500,000	1,493,076
Total			8,795,308
Life Insurance 0.6%
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	1,850,000	1,926,411
MassMutual Global Funding II(a)
10/17/2022	2.500%	3,370,000	3,278,892
MetLife, Inc.
Junior Subordinated
12/15/2036	6.400%	3,175,000	3,484,658
Pricoa Global Funding I(a)
05/16/2019	2.200%	4,000,000	3,974,604
Prudential Insurance Co. of America (The)(a)
Subordinated
07/01/2025	8.300%	500,000	633,117
Teachers Insurance & Annuity Association of America(a),(g)
Subordinated
09/15/2054	4.375%	3,920,000	3,982,802
Total			17,280,484
Metals and Mining 0.0%
Gerdau Holdings, Inc.(a)
01/20/2020	7.000%	274,000	289,729
Volcan Cia Minera SAA(a)
02/02/2022	5.375%	150,000	154,781
Total			444,510
Midstream 1.1%
Boardwalk Pipelines LP
06/01/2018	5.200%	1,000,000	1,003,015
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	300,000	297,899
Enbridge Energy Partners LP
10/15/2025	5.875%	2,500,000	2,764,360

CTIVPSM – TCW Core Plus Bond Fund | Quarterly Report 2018	83

Portfolio of Investments  (continued)
CTIVPSM – TCW Core Plus Bond Fund (formerly Variable Portfolio – TCW Core Plus Bond Fund), March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energy Transfer Partners LP
02/01/2024	4.900%	1,350,000	1,387,222
01/15/2026	4.750%	1,500,000	1,517,625
02/01/2042	6.500%	1,525,000	1,649,512
03/15/2045	5.150%	2,000,000	1,842,716
Energy Transfer Partners LP/Regency Finance Corp.
11/01/2023	4.500%	1,000,000	1,011,561
Florida Gas Transmission Co. LLC(a)
05/15/2019	7.900%	1,902,000	2,003,403
Kinder Morgan Energy Partners LP
09/01/2023	3.500%	2,510,000	2,449,261
02/01/2024	4.150%	1,000,000	1,003,138
03/15/2035	5.800%	1,000,000	1,080,555
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	3,973,000	3,998,121
Rockies Express Pipeline LLC(a)
01/15/2019	6.000%	1,500,000	1,531,632
04/15/2020	5.625%	500,000	517,541
Sunoco Logistics Partners Operations LP
10/01/2047	5.400%	3,000,000	2,854,770
Sunoco LP/Finance Corp.(a)
01/15/2023	4.875%	750,000	725,092
Williams Partners LP
09/15/2025	4.000%	2,350,000	2,310,739
04/15/2040	6.300%	1,000,000	1,150,801
Total			31,098,963
Office REIT 0.4%
Boston Properties LP
05/15/2021	4.125%	1,351,000	1,386,393
01/15/2025	3.200%	3,010,000	2,906,640
Piedmont Operating Partnership LP
06/01/2023	3.400%	4,815,000	4,711,757
SL Green Operating Partnership LP
10/15/2022	3.250%	4,000,000	3,902,892
Total			12,907,682
Packaging 0.3%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2023	4.625%	700,000	702,740
Crown Americas LLC/Capital Corp. V
09/30/2026	4.250%	1,500,000	1,385,361
Multi-Color Corp.(a)
11/01/2025	4.875%	500,000	469,500
OI European Group BV(a)
03/15/2023	4.000%	1,500,000	1,431,051
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	1,938,216	1,962,497
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sealed Air Corp.(a)
12/01/2022	4.875%	1,022,000	1,038,194
09/15/2025	5.500%	591,000	614,164
Total			7,603,507
Pharmaceuticals 1.6%
Allergan Finance LLC
10/01/2022	3.250%	2,000,000	1,959,568
Allergan Funding SCS
03/15/2025	3.800%	4,550,000	4,466,571
03/15/2035	4.550%	1,000,000	981,953
Amgen, Inc.
06/15/2048	4.563%	1,246,000	1,270,853
06/15/2051	4.663%	4,000,000	4,128,700
Bayer U.S. Finance LLC(a)
10/08/2019	2.375%	4,700,000	4,656,971
Biogen, Inc.
09/15/2045	5.200%	2,406,000	2,625,916
Celgene Corp.
08/15/2045	5.000%	4,880,000	5,093,212
Gilead Sciences, Inc.
02/01/2025	3.500%	2,483,000	2,482,896
03/01/2046	4.750%	750,000	807,782
Johnson & Johnson
12/05/2043	4.500%	3,135,000	3,501,808
Shire Acquisitions Investments Ireland DAC
09/23/2019	1.900%	10,000,000	9,839,840
Teva Pharmaceutical Finance IV LLC
03/18/2020	2.250%	3,000,000	2,844,930
Valeant Pharmaceuticals International, Inc.(a)
04/15/2025	6.125%	1,798,000	1,545,066
11/01/2025	5.500%	520,000	505,979
04/01/2026	9.250%	1,015,000	1,011,086
Total			47,723,131
Property & Casualty 0.4%
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	3,225,000	3,887,325
Farmers Exchange Capital II(a),(g)
Subordinated
11/01/2053	6.151%	3,810,000	4,286,993
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	4.415%	2,815,000	2,798,664
Total			10,972,982

84	CTIVPSM – TCW Core Plus Bond Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – TCW Core Plus Bond Fund (formerly Variable Portfolio – TCW Core Plus Bond Fund), March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	2,122,000	2,027,036
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2027	4.750%	1,000,000	960,181
Total			2,987,217
Retail REIT 0.3%
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)
09/17/2019	2.700%	7,485,000	7,450,030
Retailers 0.2%
Walgreens Boots Alliance, Inc.
11/18/2019	2.700%	2,000,000	1,990,866
06/01/2026	3.450%	1,400,000	1,326,410
11/18/2044	4.800%	2,500,000	2,468,590
Total			5,785,866
Technology 0.2%
Broadcom Corp./Cayman Finance Ltd.
01/15/2020	2.375%	5,000,000	4,931,260
First Data Corp.(a)
01/15/2024	5.000%	500,000	500,000
MSCI, Inc.(a)
08/01/2026	4.750%	340,000	336,640
NXP BV/Funding LLC(a)
06/01/2021	4.125%	1,500,000	1,517,688
Total			7,285,588
Tobacco 0.2%
BAT Capital Corp.(a)
08/15/2022	2.764%	4,590,000	4,442,702
Reynolds American, Inc.
05/01/2020	6.875%	1,450,000	1,556,449
Total			5,999,151
Wireless 0.7%
American Tower Corp.
06/15/2023	3.000%	2,400,000	2,319,861
Crown Castle International Corp.
07/15/2023	3.150%	2,980,000	2,890,311
SBA Communications Corp.(a)
10/01/2022	4.000%	1,545,000	1,480,172
SBA Communications Corp.
09/01/2024	4.875%	934,000	914,239
SoftBank Group Corp.(a)
04/15/2020	4.500%	1,000,000	1,020,496
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Communications, Inc.(a)
11/15/2018	9.000%	2,705,000	2,796,548
Sprint Spectrum Co. I/II/III LLC(a)
09/20/2021	3.360%	1,750,000	1,738,963
03/20/2025	4.738%	5,795,000	5,818,273
Total			18,978,863
Wirelines 1.2%
AT&T, Inc.
02/17/2026	4.125%	2,500,000	2,515,520
03/01/2037	5.250%	6,180,000	6,536,598
06/15/2044	4.800%	2,975,000	2,903,279
06/15/2045	4.350%	2,849,000	2,603,627
05/15/2046	4.750%	4,182,000	4,059,894
Level 3 Financing, Inc.
01/15/2024	5.375%	905,000	881,444
Verizon Communications, Inc.
08/10/2033	4.500%	2,445,000	2,474,631
03/15/2039	4.812%	2,000,000	2,044,038
11/01/2042	3.850%	3,750,000	3,289,339
08/21/2046	4.862%	6,000,000	6,059,418
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	872,000	852,367
Total			34,220,155
Total Corporate Bonds & Notes (Cost $816,970,039)			813,750,740

Foreign Government Obligations(h) 0.6%

Brazil 0.1%
Brazilian Government International Bond
04/07/2026	6.000%	1,700,000	1,868,926
Chile 0.0%
Chile Government International Bond
10/30/2022	2.250%	1,200,000	1,152,894
Colombia 0.0%
Colombia Government International Bond
01/28/2026	4.500%	1,000,000	1,039,032
Costa Rica 0.0%
Costa Rica Government International Bond(a)
01/26/2023	4.250%	900,000	872,231
Croatia 0.0%
Croatia Government International Bond(a)
07/14/2020	6.625%	1,100,000	1,180,946
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/28/2024	6.600%	800,000	869,898

CTIVPSM – TCW Core Plus Bond Fund | Quarterly Report 2018	85

Portfolio of Investments  (continued)
CTIVPSM – TCW Core Plus Bond Fund (formerly Variable Portfolio – TCW Core Plus Bond Fund), March 31, 2018 (Unaudited)
Foreign Government Obligations(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Indonesia 0.1%
PT Perusahaan Gas Negara Persero Tbk(a)
05/16/2024	5.125%	2,800,000	2,900,506
Kazakhstan 0.0%
Kazakhstan Government International Bond(a)
07/21/2025	5.125%	1,200,000	1,300,606
Mexico 0.1%
Petroleos Mexicanos
03/13/2022	5.375%	1,400,000	1,457,523
Paraguay 0.0%
Paraguay Government International Bond(a)
01/25/2023	4.625%	200,000	206,094
Peru 0.1%
Corporación Financiera de Desarrollo SA(a)
07/15/2025	4.750%	1,100,000	1,122,153
Fondo MIVIVIENDA SA(a)
01/31/2023	3.500%	500,000	490,118
Total			1,612,271
Russian Federation 0.1%
Russian Foreign Bond - Eurobond(a)
09/16/2023	4.875%	1,600,000	1,685,221
South Africa 0.0%
South Africa Government International Bond
01/17/2024	4.665%	1,000,000	1,005,133
Turkey 0.1%
Turkey Government International Bond
03/23/2023	3.250%	1,900,000	1,764,209
Total Foreign Government Obligations (Cost $19,035,816)			18,915,490

Inflation-Indexed Bonds 0.4%

United States 0.4%
U.S. Treasury Inflation-Indexed Bond
02/15/2048	1.000%	10,449,920	10,726,758
Total Inflation-Indexed Bonds (Cost $10,512,185)			10,726,758

Municipal Bonds 0.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.3%
City of New York
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2031	5.206%	2,400,000	2,772,000
Series 2010
10/01/2024	5.047%	5,000,000	5,429,000
Total			8,201,000
Special Non Property Tax 0.4%
New York City Transitional Finance Authority
Revenue Bonds
Qualified School Construction Bonds
Subordinated Series 2010
08/01/2027	5.008%	3,570,000	4,010,645
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds
Build America Bonds
Series 2010
08/01/2037	5.508%	2,110,000	2,618,236
New York State Dormitory Authority
Revenue Bonds
Build America Bonds
Series 2010
03/15/2030	5.500%	3,545,000	4,104,401
Total			10,733,282
Special Property Tax 0.1%
New York State Urban Development Corp.
Revenue Bonds
Taxable State Personal Income Tax
Series 2013
03/15/2022	3.200%	4,375,000	4,437,037
State General Obligation 0.1%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2016E
04/01/2041	3.000%	1,855,000	1,655,810
Total Municipal Bonds (Cost $24,971,635)			25,027,129

86	CTIVPSM – TCW Core Plus Bond Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – TCW Core Plus Bond Fund (formerly Variable Portfolio – TCW Core Plus Bond Fund), March 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency 26.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2031- 03/01/2047	3.000%	104,557,138	102,224,546
09/01/2032- 03/01/2048	3.500%	126,188,335	127,007,050
07/01/2035- 06/01/2041	5.000%	1,690,679	1,822,423
04/01/2036- 09/01/2039	6.000%	269,484	300,043
06/01/2038- 02/01/2041	5.500%	1,320,461	1,442,342
03/01/2039- 03/01/2041	4.500%	7,884,632	8,342,373
08/01/2044- 02/01/2045	4.000%	10,170,693	10,542,916
Federal Home Loan Mortgage Corp.(i)
04/12/2048	4.500%	3,480,000	3,643,533
Federal Home Loan Mortgage Corp.(b)
CMO Series 2863 Class FM
1-month USD LIBOR + 0.500% 10/15/2031	2.277%	2,275,333	2,290,606
Federal Home Loan Mortgage Corp.(b),(c)
CMO Series 2980 Class SL
1-month USD LIBOR + 6.700% 11/15/2034	4.923%	350,040	68,925
Federal Home Loan Mortgage Corp.(c)
CMO Series 4037 Class PI
04/15/2027	3.000%	922,110	69,824
CMO Series 4090 Class EI
08/15/2022	2.500%	960,333	33,653
CMO Series 4093 Class IA
03/15/2042	4.000%	2,157,500	572,401
Federal National Mortgage Association
12/01/2025- 02/01/2048	3.500%	136,416,657	136,939,599
06/01/2032- 08/01/2043	3.000%	24,333,609	24,210,072
05/01/2033- 08/01/2039	5.000%	381,160	411,488
11/01/2038- 11/01/2040	6.000%	4,193,661	4,712,376
08/01/2043- 07/01/2047	4.000%	99,272,534	102,145,597
02/01/2046	4.500%	6,336,443	6,657,226
CMO Series 2013-13 Class PH
04/25/2042	2.500%	7,007,997	6,878,480
Federal National Mortgage Association(i)
04/17/2033- 04/12/2048	3.000%	3,260,000	3,236,463
04/12/2048	3.500%	45,000	45,094
04/12/2048	4.500%	39,630,000	41,496,169
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(c)
CMO Series 2004-94 Class HJ
1-month USD LIBOR + 6.700% 10/25/2034	5.079%	147,442	8,466
CMO Series 2006-8 Class HL
1-month USD LIBOR + 6.700% 03/25/2036	5.079%	1,737,317	289,021
CMO Series 2013-81 Class NS
1-month USD LIBOR + 6.200% 10/25/2042	4.579%	722,243	75,586
Federal National Mortgage Association(c)
CMO Series 2013-45 Class IK
02/25/2043	3.000%	521,244	76,575
Government National Mortgage Association
08/15/2033- 10/20/2047	4.500%	42,520,116	44,417,473
04/15/2035- 10/20/2047	5.000%	17,161,048	18,104,794
07/15/2040- 11/20/2047	4.000%	13,828,850	14,248,927
04/20/2046- 04/20/2047	3.500%	56,835,820	57,451,918
12/20/2046- 03/20/2047	3.000%	34,538,941	34,062,933
Government National Mortgage Association(i)
04/19/2048	3.000%	630,000	619,799
04/19/2048	4.000%	810,000	832,576
Government National Mortgage Association(j)
CMO Series 2006-26 Class
06/20/2036	0.000%	47,654	40,725
Government National Mortgage Association(b),(c)
CMO Series 2013-124 Class SB
1-month USD LIBOR + 6.150% 10/20/2041	4.328%	1,776,103	124,095
Total Residential Mortgage-Backed Securities - Agency (Cost $770,004,179)			755,446,087

Residential Mortgage-Backed Securities - Non-Agency 6.1%

Asset-Backed Funding Certificates Trust(b)
CMO Series 2005-HE1 Class M1
1-month USD LIBOR + 0.630% 03/25/2035	2.502%	6,528,051	6,525,777
Banc of America Funding Trust(b)
CMO Series 2006-G Class 2A1
1-month USD LIBOR + 0.220% 07/20/2036	2.042%	3,717,791	3,721,068
BCAP LLC Trust(b)
CMO Series 2007-AA1 Class 2A1
1-month USD LIBOR + 0.180% 03/25/2037	1.801%	7,029,349	6,730,577

CTIVPSM – TCW Core Plus Bond Fund | Quarterly Report 2018	87

Portfolio of Investments  (continued)
CTIVPSM – TCW Core Plus Bond Fund (formerly Variable Portfolio – TCW Core Plus Bond Fund), March 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BCAP LLC Trust(a),(d)
CMO Series 2013-RR5 Class 2A1
03/26/2037	3.214%	2,150,340	2,165,252
CMO Series 2014-RR2 Class 11A1
05/26/2037	1.880%	2,919,753	2,898,734
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2006-NC1 Class A2C
1-month USD LIBOR + 0.140% 08/25/2036	2.012%	1,093,767	1,092,125
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2015-6 Class 1A1
1-month USD LIBOR + 0.210% 05/20/2047	1.800%	3,731,423	3,668,491
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2015-6 Class 2A1
12/25/2035	1.895%	5,499,507	5,392,469
CitiMortgage Alternative Loan Trust
CMO Series 2006-A5 Class 1A12
10/25/2036	6.000%	2,663,262	2,582,988
Countrywide Alternative Loan Trust(b)
CMO Series 2005-76 Class 1A1
1-year MTA + 1.480% 01/25/2036	2.857%	5,714,107	5,732,317
Countrywide Alternative Loan Trust(d)
CMO Series 2006-HY12 Class A5
08/25/2036	3.411%	9,593,482	9,820,974
Credit Suisse First Boston Mortgage Securities Corp.(d)
CMO Series 2004-AR8 Class 7A1
09/25/2034	3.529%	370,331	368,542
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(d)
CMO Series 2004-AR5 Class 2A1
06/25/2034	3.583%	1,477,075	1,483,178
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2014-6R Class 5A1
1-month USD LIBOR + 0.120% 07/27/2036	1.741%	1,655,660	1,631,089
CMO Series 2015-5R Class 2A1
1-month USD LIBOR + 0.280% 04/27/2047	1.901%	5,201,818	5,059,617
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2015-5R Class 1A1
09/27/2046	1.652%	6,299,105	6,084,240
Series 2009-14R Class 2A1
06/26/2037	5.000%	206,888	207,361
Encore Credit Receivables Trust(b)
CMO Series 2005-4 Class M1
1-month USD LIBOR + 0.420% 01/25/2036	2.292%	95,533	95,537
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Horizon Alternative Mortgage Securities Trust(d)
CMO Series 2005-AA10 Class 2A1
12/25/2035	3.149%	3,229,667	2,927,573
CMO Series 2005-AA7 Class 2A1
09/25/2035	3.396%	2,879,556	2,767,265
CMO Series 2005-AA8 Class 2A1
10/25/2035	3.575%	6,190,798	5,448,042
First Horizon Alternative Mortgage Securities Trust
CMO Series 2006-FA8 Class 1A11
02/25/2037	6.000%	1,364,710	1,092,150
GMAC Mortgage Loan Trust(d)
CMO Series 2005-AR6 Class 2A1
11/19/2035	3.736%	2,358,483	2,281,720
GSAA Home Equity Trust(b)
CMO Series 2005-9 Class 1A1
1-month USD LIBOR + 0.280% 08/25/2035	2.432%	841,768	839,498
GSR Mortgage Loan Trust(d)
CMO Series 2005-AR6 Class 4A5
09/25/2035	3.524%	1,038,966	1,047,384
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month USD LIBOR + 0.200% 11/19/2036	2.008%	15,436,189	13,688,456
IndyMac Index Mortgage Loan Trust(b)
CMO Series 2006-AR27 Class 1A3
1-month USD LIBOR + 0.270% 10/25/2036	1.891%	6,025,601	4,177,762
JPMorgan Mortgage Acquisition Corp.(b)
CMO Series 2006-FRE1 Class M1
1-month USD LIBOR + 0.390% 05/25/2035	2.262%	10,000,000	9,924,607
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-2 Class A2C
1-month USD LIBOR + 0.240% 05/25/2037	2.112%	4,860,851	3,373,910
Merrill Lynch Mortgage-Backed Securities Trust(b)
CMO Series 2007-2 Class 1A1
1-year CMT + 2.400% 08/25/2036	3.777%	2,505,983	2,448,345
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-2AR Class A
1-month USD LIBOR + 0.260% 04/25/2035	2.132%	2,356,124	2,335,580
MortgageIT Trust(b)
CMO Series 2005-4 Class A1
1-month USD LIBOR + 0.280% 10/25/2035	2.152%	6,033,260	5,961,294

88	CTIVPSM – TCW Core Plus Bond Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – TCW Core Plus Bond Fund (formerly Variable Portfolio – TCW Core Plus Bond Fund), March 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nationstar Home Equity Loan Trust(b)
CMO Series 2006-B Class AV4
1-month USD LIBOR + 0.280% 09/25/2036	2.152%	7,629,726	7,599,034
Option One Mortgage Loan Trust(b)
CMO Series 2006-1 Class 1A1
1-month USD LIBOR + 0.220% 01/25/2036	2.092%	13,503,882	13,256,781
RALI Trust(d)
CMO Series 2005-QA8 Class CB21
07/25/2035	4.099%	2,247,470	1,843,985
Residential Asset Securities Corp. Trust(b)
CMO Series 2005-KS8 Class M2
1-month USD LIBOR + 0.450% 08/25/2035	2.547%	1,669,105	1,670,625
Saxon Asset Securities Trust(b)
CMO Series 2006-2 Class A2
1-month USD LIBOR + 0.130% 09/25/2036	1.751%	2,360,181	2,339,736
Soundview Home Loan Trust(b)
CMO Series 2005-OPT4 Class 2A3
1-month USD LIBOR + 0.260% 12/25/2035	1.881%	373,561	373,510
Structured Asset Investment Loan Trust(b)
CMO Series 2005-8 Class A4
1-month USD LIBOR + 0.720% 10/25/2035	2.341%	1,018,154	1,019,098
WaMu Mortgage Pass-Through Certificates Trust(d)
CMO Series 2003-AR10 Class A7
10/25/2033	3.447%	1,229,202	1,243,861
CMO Series 2003-AR9 Class 1A6
09/25/2033	3.335%	872,343	892,868
CMO Series 2005-AR4 Class A5
04/25/2035	3.226%	1,617,981	1,610,907
CMO Series 2007-HY2 Class 1A1
12/25/2036	3.254%	4,530,529	4,334,557
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR15 Class A1A1
1-month USD LIBOR + 0.260% 11/25/2045	2.132%	4,197,058	4,148,034
CMO Series 2006-AR11 Class 1A
1-year MTA + 0.960% 09/25/2046	2.337%	8,208,782	7,403,485
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% 05/25/2046	2.317%	5,406,547	5,383,031
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $171,552,812)			176,693,434

Senior Loans 0.3%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Electric 0.0%
Homer City Generation LP(b),(k)
Term Loan
3-month USD LIBOR + 8.250% 04/05/2023	12.880%	386,457	344,719
Vistra Operations Co. LLC(b),(k)
Term Loan
3-month USD LIBOR + 2.500% 08/04/2023	4.377%	283,768	285,503
Tranche C Term Loan
3-month USD LIBOR + 2.500% 08/04/2023	4.377%	50,414	50,722
Total			680,944
Environmental 0.0%
STI Infrastructure SARL(b),(f),(k)
Term Loan
3-month USD LIBOR + 5.250% 08/22/2020	7.802%	658,149	618,660
Finance Companies 0.0%
Delos Finance SARL(b),(k)
Term Loan
3-month USD LIBOR + 1.750% 10/06/2023	4.052%	965,000	968,821
Gaming 0.1%
Twin River Management Group, Inc.(b),(k)
Term Loan
3-month USD LIBOR + 4.250% 07/10/2020	5.802%	1,081,372	1,089,483
Integrated Energy 0.1%
PowerTeam Services, LLC(b),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 03/06/2025	5.552%	1,500,000	1,498,755
Oil Field Services 0.0%
EMG Utica LLC(b),(k)
Term Loan
3-month USD LIBOR + 3.750% 03/27/2020	5.593%	768,249	771,614
Packaging 0.1%
Reynolds Group Holdings, Inc.(b),(k)
Term Loan
3-month USD LIBOR + 3.000% 02/05/2023	4.627%	1,083,535	1,088,562

CTIVPSM – TCW Core Plus Bond Fund | Quarterly Report 2018	89

Portfolio of Investments  (continued)
CTIVPSM – TCW Core Plus Bond Fund (formerly Variable Portfolio – TCW Core Plus Bond Fund), March 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon		Principal Amount ($)	Value ($)
Technology 0.0%
SS&C Technologies Holdings, Inc.(b),(k),(l)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% 02/28/2025			753,182	756,557
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 02/28/2025			268,685	269,888
Total				1,026,445
Total Senior Loans (Cost $7,779,368)				7,743,284

Treasury Bills(m) 2.6%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Japan 1.5%
Japan Treasury Discount Bills
04/09/2018	(0.090%)	JPY	4,630,000,000	43,514,187
United States 1.1%
U.S. Treasury Bills(n)
06/14/2018	1.580%		1,860,000	1,853,811
U.S. Treasury Bills
07/05/2018	1.650%		30,536,000	30,401,363
Total				32,255,174
Total Treasury Bills (Cost $73,896,410)				75,769,361

U.S. Treasury Obligations 23.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(i)
03/31/2020	2.250%	22,250,000	22,240,245
03/31/2023	2.500%	2,615,000	2,607,083
U.S. Treasury
01/31/2023	2.375%	140,825,000	139,676,533
02/28/2023	2.625%	167,475,000	168,000,120
11/15/2027	2.250%	97,710,000	93,599,212
02/15/2028	2.750%	50,850,000	50,877,432
02/15/2048	3.000%	193,030,000	194,143,210
Total U.S. Treasury Obligations (Cost $664,207,377)			671,143,835

Money Market Funds 3.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(o),(p)	102,952,027	102,941,731
Total Money Market Funds (Cost $102,941,984)		102,941,731
Total Investments in Securities (Cost: $2,988,702,716)		2,978,645,947
Other Assets & Liabilities, Net		(85,551,810)
Net Assets		2,893,094,137

At March 31, 2018, securities and/or cash totaling $1,853,758 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,630,000,000 JPY	41,769,587 USD	Goldman Sachs	04/09/2018	—	(1,759,835)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,788	06/2018	USD	380,081,239	168,843	—
U.S. Treasury 5-Year Note	1,661	06/2018	USD	190,445,128	860,857	—
U.S. Ultra Bond	55	06/2018	USD	8,969,989	391,323	—
Total					1,421,023	—
90	CTIVPSM – TCW Core Plus Bond Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – TCW Core Plus Bond Fund (formerly Variable Portfolio – TCW Core Plus Bond Fund), March 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2018, the value of these securities amounted to $290,766,822, which represents 10.05% of net assets.
(b)	Variable rate security.
(c)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(d)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(e)	Non-income producing investment.
(f)	Valuation based on significant unobservable inputs.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(h)	Principal and interest may not be guaranteed by the government.
(i)	Represents a security purchased on a when-issued basis.
(j)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(k)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2018. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement therefore no weighted average coupon rate is disclosed. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(l)	Represents a security purchased on a forward commitment basis.
(m)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(n)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(o)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(p)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	412,152,007	482,283,401	(791,483,381)	102,952,027	(21,296)	(6,419)	679,268	102,941,731
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Currency Legend
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
CTIVPSM – TCW Core Plus Bond Fund | Quarterly Report 2018	91

Portfolio of Investments  (continued)
CTIVPSM – TCW Core Plus Bond Fund (formerly Variable Portfolio – TCW Core Plus Bond Fund), March 31, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	175,801,408	—	—	175,801,408
Commercial Mortgage-Backed Securities - Agency	—	113,123,153	—	—	113,123,153
Commercial Mortgage-Backed Securities - Non-Agency	—	29,899,038	—	—	29,899,038
Common Stocks
Energy	1,023,379	—	—	—	1,023,379
Utilities	—	—	641,120	—	641,120
Total Common Stocks	1,023,379	—	641,120	—	1,664,499
Corporate Bonds & Notes	—	813,750,740	—	—	813,750,740
Foreign Government Obligations	—	18,915,490	—	—	18,915,490
Inflation-Indexed Bonds	—	10,726,758	—	—	10,726,758
Municipal Bonds	—	25,027,129	—	—	25,027,129
Residential Mortgage-Backed Securities - Agency	—	755,446,087	—	—	755,446,087
Residential Mortgage-Backed Securities - Non-Agency	—	176,693,434	—	—	176,693,434
Senior Loans	—	7,124,624	618,660	—	7,743,284
Treasury Bills	32,255,174	43,514,187	—	—	75,769,361
U.S. Treasury Obligations	671,143,835	—	—	—	671,143,835
Money Market Funds	—	—	—	102,941,731	102,941,731
Total Investments in Securities	704,422,388	2,170,022,048	1,259,780	102,941,731	2,978,645,947
92	CTIVPSM – TCW Core Plus Bond Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – TCW Core Plus Bond Fund (formerly Variable Portfolio – TCW Core Plus Bond Fund), March 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Derivatives
Asset
Futures Contracts	1,421,023	—	—	—	1,421,023
Liability
Forward Foreign Currency Exchange Contracts	—	(1,759,835)	—	—	(1,759,835)
Total	705,843,411	2,168,262,213	1,259,780	102,941,731	2,978,307,135
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) show(s) transfers between levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
-	611,533	611,533	-
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans and common stocks classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
CTIVPSM – TCW Core Plus Bond Fund | Quarterly Report 2018	93

Portfolio of Investments
CTIVPSM – Wells Fargo Short Duration Government Fund (formerly Variable Portfolio – Wells Fargo Short Duration Government Fund), March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 14.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Capital Auto Receivables Asset Trust(a)
Series 2017-1 Class A4
03/21/2022	2.220%	4,944,000	4,861,699
Series 2018-1 Class A4
06/20/2022	2.930%	5,494,000	5,493,450
Hertz Vehicle Financing II LP(a)
Series 2015-1A Class A
03/25/2021	2.730%	13,339,000	13,235,537
Series 2015-3A Class A
09/25/2021	2.670%	11,680,000	11,535,875
Navient Private Education Loan Trust(a),(b)
Series 2014-CTA Class A
1-month USD LIBOR + 0.700% 09/16/2024	2.477%	4,390,281	4,405,031
Navient Student Loan Trust(a),(b)
Series 2017-3A Class A2
1-month USD LIBOR + 0.600% 07/26/2066	2.472%	5,109,000	5,157,052
Series 2017-4A Class A2
1-month USD LIBOR + 0.500% 09/27/2066	2.372%	12,500,000	12,562,960
Series 2018-1A Class A2
1-month USD LIBOR + 0.350% 03/25/2067	2.221%	5,426,000	5,425,946
Nelnet Student Loan Trust(b)
Series 2004-4 Class A5
3-month USD LIBOR + 0.160% 01/25/2037	1.905%	4,858,348	4,848,552
Series 2006-1 Class A5
3-month USD LIBOR + 0.110% 08/23/2027	2.030%	1,681,975	1,677,986
Nelnet Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 0.800% 09/25/2065	2.672%	8,904,480	9,019,260
SLC Student Loan Trust(b)
Series 2010-1 Class A
3-month USD LIBOR + 0.875% 11/25/2042	2.819%	2,079,260	2,104,534
SLM Private Education Loan Trust(a),(b)
Series 2010-A Class 1A
Prime Rate + -0.050% 05/16/2044	4.667%	1,206,504	1,231,396
Series 2014-A Class A2B
1-month USD LIBOR + 1.150% 01/15/2026	2.927%	2,964,198	2,980,841
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLM Private Education Loan Trust(a)
Series 2014-A Class A2A
01/15/2026	2.590%	1,785,761	1,784,035
SLM Student Loan Trust(b)
Series 2005-6 Class A5B
3-month USD LIBOR + 1.200% 07/27/2026	2.945%	279,455	280,838
Series 2005-6 Class A6
3-month USD LIBOR + 0.140% 10/27/2031	1.885%	3,846,000	3,817,700
Series 2012-3 Class A
1-month USD LIBOR + 0.650% 12/27/2038	2.522%	11,268,149	11,327,739
SMB Private Education Loan Trust(a)
Series 2015-A Class A2A
06/15/2027	2.490%	4,425,612	4,369,628
Series 2015-C Class A2A
07/15/2027	2.750%	4,664,789	4,633,858
SMB Private Education Loan Trust(a),(b)
Series 2016-B Class A2B
1-month USD LIBOR + 1.450% 02/17/2032	3.227%	4,097,000	4,208,170
SoFi Professional Loan Program LLC(a),(b)
Series 2016-C Class A1
1-month USD LIBOR + 1.100% 10/27/2036	2.972%	2,386,540	2,414,179
Series 2016-D Class A1
1-month USD LIBOR + 0.950% 01/25/2039	2.822%	5,523,630	5,578,726
Series 2016-E Class A1
1-month USD LIBOR + 0.850% 07/25/2039	2.471%	2,555,579	2,578,229
Series 2017-A Class A1
1-month USD LIBOR + 0.700% 03/26/2040	2.572%	4,050,329	4,071,971
Series 2017-C Class A1
1-month USD LIBOR + 0.600% 07/25/2040	2.472%	4,322,234	4,322,231
Verizon Owner Trust(a)
Series 2018-1A Class A1A
09/20/2022	2.820%	4,986,000	4,981,900
Total Asset-Backed Securities — Non-Agency (Cost $138,839,270)			138,909,323

94	CTIVPSM – Wells Fargo Short Duration Government Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – Wells Fargo Short Duration Government Fund (formerly Variable Portfolio – Wells Fargo Short Duration Government Fund), March 31, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Agency 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K017 Class A1
12/25/2020	1.891%	1,431,538	1,423,584
Federal National Mortgage Association(b)
CMO Series 2015-M10 Class FA
1-month USD LIBOR + 0.250% 03/25/2019	1.687%	1,131,480	1,130,063
CMO Series 2015-M4 Class FA
1-month USD LIBOR + 0.210% 09/25/2018	1.650%	2,550,603	2,548,239
CMO Series 2015-M8 Class FA
1-month USD LIBOR + 0.170% 11/25/2018	1.612%	3,514,605	3,512,139
Total Commercial Mortgage-Backed Securities - Agency (Cost $8,636,533)			8,614,025

Commercial Mortgage-Backed Securities - Non-Agency 1.0%

DBUBS Mortgage Trust(a)
Series 2011-LC2A Class A1
07/10/2044	3.527%	265,314	268,023
GS Mortgage Securities Corp. Trust(a)
Series 2010-C2 Class A1
12/10/2043	3.849%	820,499	832,177
GS Mortgage Securities Trust(a)
Series 2010-C1 Class A1
08/10/2043	3.679%	1,337,598	1,347,344
GS Mortgage Securities Trust
Series 2012-GCJ7 Class AAB
05/10/2045	2.935%	1,576,726	1,579,343
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2010-C1 Class A2
06/15/2043	4.608%	2,669,530	2,734,288
Series 2011-C4 Class A3
07/15/2046	4.106%	738,268	738,453
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX Class A3
06/15/2045	3.139%	1,074,561	1,075,947
Morgan Stanley Capital I Trust(a)
Series 2011-C2 Class A3
06/15/2044	4.210%	861,177	873,177
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $9,869,001)			9,448,752

Residential Mortgage-Backed Securities - Agency 40.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
10/01/2018- 04/01/2031	4.500%	3,606,590	3,771,257
06/01/2025- 08/01/2035	4.000%	46,380,474	48,467,500
08/01/2030- 06/01/2032	3.500%	3,224,935	3,295,442
CMO Series 2010-3653 Class AU
04/15/2040	4.000%	1,966,821	2,031,731
CMO Series 4425 Class A
09/15/2040	4.000%	3,216,307	3,327,636
CMO Series 4425 Class LA
07/15/2039	4.000%	6,756,851	6,951,013
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.842% 05/01/2042	3.436%	3,727,927	3,797,497
12-month USD LIBOR + 1.649% 05/01/2043	2.428%	5,048,568	5,009,542
Federal Home Loan Mortgage Corp.(b),(c)
12-month USD LIBOR + 1.640% 01/01/2047	2.805%	7,005,676	7,004,882
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
Series T-11 Class A8
01/25/2028	6.500%	1,082,940	1,172,534
Federal National Mortgage Association
01/01/2020- 09/01/2037	4.500%	27,382,678	28,443,153
02/01/2023- 10/01/2040	5.000%	5,795,318	6,128,033
12/01/2025- 11/01/2046	4.000%	138,111,022	144,011,952
07/01/2026	3.000%	20,779,804	20,834,472
07/01/2027- 03/01/2033	3.500%	43,609,886	44,694,580
CMO Series 2009-20 Class DT
04/25/2039	4.500%	3,554,682	3,764,059
CMO Series 2013-103 Class H
03/25/2038	4.500%	5,992,895	6,237,424
CMO Series 2013-90 Class A
11/25/2038	4.000%	6,794,440	6,946,338
Federal National Mortgage Association(b)
12-month USD LIBOR + 1.616% 09/01/2047	2.978%	10,228,904	10,300,387
12-month USD LIBOR + 1.620% 09/01/2047	3.060%	17,068,933	17,220,709
12-month USD LIBOR + 1.610% 11/01/2047	2.742%	3,568,478	3,554,445
12-month USD LIBOR + 1.608% 11/01/2047	2.937%	5,089,038	5,104,337

CTIVPSM – Wells Fargo Short Duration Government Fund | Quarterly Report 2018	95

Portfolio of Investments  (continued)
CTIVPSM – Wells Fargo Short Duration Government Fund (formerly Variable Portfolio – Wells Fargo Short Duration Government Fund), March 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(d)
CMO Series 2011-137 Class WA
07/20/2040	5.551%	3,403,283	3,732,624
CMO Series 2016-112 Class AW
12/20/2040	7.158%	3,363,168	3,798,972
Total Residential Mortgage-Backed Securities - Agency (Cost $395,390,870)			389,600,519

Residential Mortgage-Backed Securities - Non-Agency 1.3%

COLT Mortgage Loan Trust(a),(d)
CMO Series 2017-2 Class A1A
10/25/2047	2.415%	7,523,933	7,414,504
JPMorgan Mortgage Trust(a),(d)
CMO Series 2017-5 Class A1
10/26/2048	3.184%	4,899,886	4,876,506
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $12,480,020)			12,291,010

U.S. Government & Agency Obligations 4.6%

Federal Home Loan Banks
10/21/2019	1.500%	30,000,000	29,628,810
Federal National Mortgage Association(e)
Subordinated
10/09/2019	0.000%	14,648,000	14,128,362
Total U.S. Government & Agency Obligations (Cost $44,010,356)			43,757,172

U.S. Treasury Obligations 36.2%

U.S. Treasury
07/31/2018	0.750%	2,399,000	2,390,348
08/31/2018	0.750%	377,000	375,244
11/30/2018	1.000%	13,764,000	13,670,499
12/31/2018	1.250%	33,162,000	32,961,214
01/31/2019	1.125%	11,199,000	11,109,758
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/28/2019	1.125%	13,900,000	13,778,908
03/31/2019	1.250%	13,002,000	12,889,660
03/31/2019	1.625%	1,703,000	1,694,481
04/30/2019	1.250%	9,995,000	9,898,173
06/15/2019	0.875%	17,252,000	16,985,230
06/30/2019	1.250%	1,213,000	1,199,069
08/31/2019	1.250%	24,765,000	24,432,118
09/30/2019	1.375%	26,660,000	26,318,680
10/31/2019	1.500%	14,768,000	14,596,591
11/15/2019	1.000%	9,382,000	9,197,520
11/30/2019	1.750%	3,525,000	3,495,665
02/15/2020	1.375%	19,860,000	19,531,139
03/15/2020	1.625%	3,353,000	3,310,690
07/15/2020	1.500%	2,766,000	2,714,888
08/15/2020	1.500%	1,535,000	1,505,739
09/30/2020	1.375%	8,526,000	8,324,146
10/15/2020	1.625%	22,211,000	21,812,538
11/15/2020	1.750%	1,055,000	1,038,651
12/15/2020	1.875%	20,591,000	20,328,891
02/15/2021	2.250%	17,028,000	16,964,718
03/15/2021	2.375%	51,860,000	51,841,744
U.S. Treasury(f)
03/31/2020	2.250%	4,018,000	4,016,238
Total U.S. Treasury Obligations (Cost $348,731,784)			346,382,540

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(g),(h)	34,852,153	34,848,668
Total Money Market Funds (Cost $34,848,668)		34,848,668
Total Investments in Securities (Cost: $992,806,502)		983,852,009
Other Assets & Liabilities, Net		(27,571,332)
Net Assets		956,280,677

At March 31, 2018, securities and/or cash totaling $795,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	698	06/2018	USD	148,376,233	96,831	—

96	CTIVPSM – Wells Fargo Short Duration Government Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – Wells Fargo Short Duration Government Fund (formerly Variable Portfolio – Wells Fargo Short Duration Government Fund), March 31, 2018 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(503)	06/2018	USD	(57,672,426)	—	(307,267)
U.S. Ultra Bond	(148)	06/2018	USD	(19,426,930)	—	(317,418)
Total					—	(624,685)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2018, the value of these securities amounted to $133,936,446, which represents 14.01% of net assets.
(b)	Variable rate security.
(c)	Represents a security purchased on a forward commitment basis.
(d)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(e)	Zero coupon bond.
(f)	Represents a security purchased on a when-issued basis.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	21,878,232	136,866,405	(123,892,484)	34,852,153	3,564	(2,095)	85,343	34,848,668
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
CTIVPSM – Wells Fargo Short Duration Government Fund | Quarterly Report 2018	97

Portfolio of Investments  (continued)
CTIVPSM – Wells Fargo Short Duration Government Fund (formerly Variable Portfolio – Wells Fargo Short Duration Government Fund), March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	138,909,323	—	—	138,909,323
Commercial Mortgage-Backed Securities - Agency	—	8,614,025	—	—	8,614,025
Commercial Mortgage-Backed Securities - Non-Agency	—	9,448,752	—	—	9,448,752
Residential Mortgage-Backed Securities - Agency	—	389,600,519	—	—	389,600,519
Residential Mortgage-Backed Securities - Non-Agency	—	12,291,010	—	—	12,291,010
U.S. Government & Agency Obligations	—	43,757,172	—	—	43,757,172
U.S. Treasury Obligations	346,382,540	—	—	—	346,382,540
Money Market Funds	—	—	—	34,848,668	34,848,668
Total Investments in Securities	346,382,540	602,620,801	—	34,848,668	983,852,009
Investments in Derivatives
Asset
Futures Contracts	96,831	—	—	—	96,831
Liability
Futures Contracts	(624,685)	—	—	—	(624,685)
Total	345,854,686	602,620,801	—	34,848,668	983,324,155
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
98	CTIVPSM – Wells Fargo Short Duration Government Fund | Quarterly Report 2018

Portfolio of Investments
CTIVPSM – Westfield Mid Cap Growth Fund (formerly Variable Portfolio – Westfield Mid Cap Growth Fund), March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.9%
Issuer	Shares	Value ($)
Consumer Discretionary 14.9%
Auto Components 2.2%
Aptiv PLC	57,696	4,902,429
Delphi Technologies PLC	156,545	7,459,369
Total		12,361,798
Hotels, Restaurants & Leisure 6.3%
Aramark	220,270	8,713,881
Marriott International, Inc., Class A	73,950	10,055,721
MGM Resorts International	301,360	10,553,627
Six Flags Entertainment Corp.	88,360	5,501,294
Total		34,824,523
Internet & Direct Marketing Retail 1.1%
Expedia Group, Inc.	55,894	6,171,257
Multiline Retail 2.0%
Dollar Tree, Inc.(a)	114,502	10,866,240
Specialty Retail 1.6%
Tiffany & Co.	93,770	9,157,578
Textiles, Apparel & Luxury Goods 1.7%
PVH Corp.	60,600	9,176,658
Total Consumer Discretionary		82,558,054
Consumer Staples 3.3%
Beverages 1.8%
Constellation Brands, Inc., Class A	43,610	9,939,591
Food Products 1.5%
Pinnacle Foods, Inc.	155,480	8,411,468
Total Consumer Staples		18,351,059
Energy 4.0%
Oil, Gas & Consumable Fuels 4.0%
Andeavor	89,200	8,969,952
Pioneer Natural Resources Co.	76,285	13,104,237
Total		22,074,189
Total Energy		22,074,189
Financials 9.2%
Banks 1.5%
Western Alliance Bancorp(a)	146,230	8,497,426
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 3.6%
E*TRADE Financial Corp.(a)	205,490	11,386,201
MSCI, Inc.	57,488	8,592,731
Total		19,978,932
Insurance 4.1%
Arthur J Gallagher & Co.	144,210	9,911,553
Progressive Corp. (The)	209,790	12,782,505
Total		22,694,058
Total Financials		51,170,416
Health Care 14.1%
Biotechnology 2.0%
Alexion Pharmaceuticals, Inc.(a)	72,240	8,051,870
Clovis Oncology, Inc.(a)	52,610	2,777,808
Total		10,829,678
Health Care Equipment & Supplies 3.9%
Cooper Companies, Inc. (The)	51,584	11,802,935
IDEXX Laboratories, Inc.(a)	51,010	9,762,804
Total		21,565,739
Health Care Providers & Services 0.8%
Envision Healthcare Corp.(a)	116,830	4,489,777
Life Sciences Tools & Services 3.0%
ICON PLC(a)	70,530	8,332,414
Mettler-Toledo International, Inc.(a)	13,990	8,044,670
Total		16,377,084
Pharmaceuticals 4.4%
Jazz Pharmaceuticals PLC(a)	62,740	9,473,113
Medicines Co. (The)(a)	174,010	5,731,889
Zoetis, Inc.	110,700	9,244,557
Total		24,449,559
Total Health Care		77,711,837
Industrials 19.0%
Aerospace & Defense 3.9%
Teledyne Technologies, Inc.(a)	60,855	11,390,230
TransDigm Group, Inc.	32,571	9,997,343
Total		21,387,573
CTIVPSM – Westfield Mid Cap Growth Fund | Quarterly Report 2018	99

Portfolio of Investments  (continued)
CTIVPSM – Westfield Mid Cap Growth Fund (formerly Variable Portfolio – Westfield Mid Cap Growth Fund), March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 1.5%
United Continental Holdings, Inc.(a)	115,130	7,998,081
Building Products 2.0%
Lennox International, Inc.	55,190	11,279,180
Electrical Equipment 3.7%
AMETEK, Inc.	167,420	12,718,898
Rockwell Automation, Inc.	43,765	7,623,863
Total		20,342,761
Professional Services 3.7%
IHS Markit Ltd.(a)	216,839	10,460,313
TransUnion (a)	177,870	10,099,459
Total		20,559,772
Road & Rail 2.1%
JB Hunt Transport Services, Inc.	99,487	11,654,902
Trading Companies & Distributors 2.1%
Ferguson PLC, ADR	1,551,940	11,755,946
Total Industrials		104,978,215
Information Technology 25.4%
Communications Equipment 1.5%
Palo Alto Networks, Inc.(a)	44,776	8,127,739
Electronic Equipment, Instruments & Components 0.4%
Universal Display Corp.	20,495	2,069,995
IT Services 7.4%
Fidelity National Information Services, Inc.	123,000	11,844,900
FleetCor Technologies, Inc.(a)	67,559	13,680,697
Worldpay, Inc., Class A(a)	191,320	15,734,157
Total		41,259,754
Semiconductors & Semiconductor Equipment 6.3%
Analog Devices, Inc.	96,290	8,774,908
Cypress Semiconductor Corp.	341,200	5,786,752
Lam Research Corp.	54,825	11,138,247
Microchip Technology, Inc.	99,900	9,126,864
Total		34,826,771
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 8.8%
Autodesk, Inc.(a)	83,650	10,504,767
Nice Ltd., ADR(a)	91,090	8,556,084
Red Hat, Inc.(a)	73,375	10,970,296
ServiceNow, Inc.(a)	64,843	10,728,275
Splunk, Inc.(a)	81,747	8,043,087
Total		48,802,509
Technology Hardware, Storage & Peripherals 1.0%
NetApp, Inc.	90,220	5,565,672
Total Information Technology		140,652,440
Materials 4.4%
Chemicals 1.4%
Celanese Corp., Class A	76,900	7,706,149
Construction Materials 1.4%
Vulcan Materials Co.	66,094	7,545,952
Containers & Packaging 1.6%
Avery Dennison Corp.	84,240	8,950,500
Total Materials		24,202,601
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.6%
Alexandria Real Estate Equities, Inc.	69,170	8,638,641
CyrusOne, Inc.	110,110	5,638,733
Total		14,277,374
Total Real Estate		14,277,374
Total Common Stocks (Cost $471,978,755)		535,976,185

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(b),(c)	13,002,642	13,001,341
Total Money Market Funds (Cost $13,001,341)		13,001,341
Total Investments in Securities (Cost: $484,980,096)		548,977,526
Other Assets & Liabilities, Net		3,852,108
Net Assets		552,829,634

100	CTIVPSM – Westfield Mid Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – Westfield Mid Cap Growth Fund (formerly Variable Portfolio – Westfield Mid Cap Growth Fund), March 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	17,880,701	57,222,330	(62,100,389)	13,002,642	(197)	(961)	50,810	13,001,341
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
CTIVPSM – Westfield Mid Cap Growth Fund | Quarterly Report 2018	101

Portfolio of Investments  (continued)
CTIVPSM – Westfield Mid Cap Growth Fund (formerly Variable Portfolio – Westfield Mid Cap Growth Fund), March 31, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	82,558,054	—	—	—	82,558,054
Consumer Staples	18,351,059	—	—	—	18,351,059
Energy	22,074,189	—	—	—	22,074,189
Financials	51,170,416	—	—	—	51,170,416
Health Care	77,711,837	—	—	—	77,711,837
Industrials	104,978,215	—	—	—	104,978,215
Information Technology	140,652,440	—	—	—	140,652,440
Materials	24,202,601	—	—	—	24,202,601
Real Estate	14,277,374	—	—	—	14,277,374
Total Common Stocks	535,976,185	—	—	—	535,976,185
Money Market Funds	—	—	—	13,001,341	13,001,341
Total Investments in Securities	535,976,185	—	—	13,001,341	548,977,526
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
102	CTIVPSM – Westfield Mid Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments
Variable Portfolio – Columbia Wanger International Equities Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.5%
Issuer	Shares	Value ($)
Australia 1.4%
carsales.com Ltd.	97,942	1,023,582
Domino’s Pizza Enterprises Ltd.	21,889	705,315
Total		1,728,897
Belgium 1.1%
Melexis NV	14,176	1,412,871
Brazil 0.7%
Odontoprev SA	205,200	929,210
Cambodia 2.3%
NagaCorp Ltd.	2,765,000	2,878,261
Canada 3.5%
AG Growth International, Inc.	28,847	1,203,722
Boardwalk Real Estate Investment Trust	6,468	222,252
CAE, Inc.	76,826	1,429,959
ShawCor Ltd.	50,758	961,303
Winpak Ltd.	16,519	621,217
Total		4,438,453
Cayman Islands 3.4%
Gourmet Master Co., Ltd.	75,000	985,139
Netshoes Cayman Ltd.(a)	61,881	366,335
Parade Technologies Ltd.	59,000	1,159,694
Silicon Motion Technology Corp., ADR	16,631	800,284
Xiabuxiabu Catering Management China Holdings Co., Ltd.	478,500	912,815
Total		4,224,267
China 1.6%
51job, Inc., ADR(a)	15,467	1,330,781
China Medical System Holdings Ltd.	310,000	710,173
Total		2,040,954
Denmark 2.2%
SimCorp AS	39,526	2,762,511
Finland 0.7%
Ahlstrom-Munksjo Oyj	43,705	910,979
Common Stocks (continued)
Issuer	Shares	Value ($)
France 1.3%
Akka Technologies	14,618	888,544
Elior Group SA	34,691	753,826
Total		1,642,370
Germany 8.7%
AURELIUS Equity Opportunities SE & Co. KGaA	18,300	1,274,474
CTS Eventim AG & Co. KGaA	27,044	1,266,495
Deutsche Beteiligungs AG	28,330	1,371,688
Nemetschek SE	26,826	3,003,732
Norma Group SE	14,415	1,078,406
Stroeer SE & Co. KGaA	23,073	1,611,142
Vapiano SE(a)	51,296	1,385,421
Total		10,991,358
Hong Kong 2.6%
ASM Pacific Technology Ltd.	55,900	787,538
Value Partners Group Ltd.	780,000	734,945
Vitasoy International Holdings Ltd.	690,000	1,780,696
Total		3,303,179
India 2.3%
Care Ratings Ltd.	64,481	1,201,239
GRUH Finance Ltd.	129,607	1,154,205
TVS Motor Co., Ltd.	59,859	573,028
Total		2,928,472
Indonesia 1.6%
PT Link Net Tbk	1,976,700	750,191
PT Media Nusantara Citra Tbk	6,284,420	649,712
PT Tower Bersama Infrastructure Tbk	1,598,300	648,253
Total		2,048,156
Ireland 1.2%
UDG Healthcare PLC	121,263	1,476,746
Italy 3.1%
Brembo SpA	147,918	2,282,351
Industria Macchine Automatiche SpA	16,552	1,609,964
Total		3,892,315
Variable Portfolio – Columbia Wanger International Equities Fund | Quarterly Report 2018	103

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 20.5%
Aeon Credit Service Co., Ltd.	42,400	983,139
Aeon Mall Co., Ltd.	67,100	1,411,264
Aica Kogyo Co., Ltd.	36,600	1,347,548
Amano Corp.	24,800	662,785
Asahi Intecc Co., Ltd.	24,800	998,696
cocokara fine, Inc.	21,600	1,499,401
CyberAgent, Inc.	16,800	872,903
Daiseki Co., Ltd.	38,000	1,061,260
Fuji Oil Holdings, Inc.	44,500	1,352,911
Glory Ltd.	33,600	1,205,734
Istyle, Inc.	39,300	555,593
Mandom Corp.	37,300	1,304,956
Milbon Co., Ltd.	14,600	648,537
Miura Co., Ltd.	29,600	959,406
MonotaRO Co., Ltd	28,000	990,976
Nabtesco Corp.	17,500	681,596
Nakanishi, Inc.	57,600	1,167,811
Nippon Shinyaku Co., Ltd.	9,700	656,630
OSG Corp.	33,200	758,358
Otsuka Corp.	13,200	672,973
Persol Holdings Co., Ltd.	24,600	714,795
Seiren Co., Ltd.	35,500	654,384
Seria Co., Ltd.	13,200	652,669
Seven Bank Ltd.	269,000	862,963
Sohgo Security Services Co., Ltd.	15,900	781,382
TechnoPro Holdings, Inc.	17,000	1,026,063
Ushio, Inc.	104,200	1,399,072
Total		25,883,805
Malta 1.6%
Kindred Group PLC	149,987	2,057,759
Mexico 0.5%
Grupo Aeroportuario del Sureste SAB de CV, ADR	3,390	578,232
Netherlands 1.2%
Aalberts Industries NV	30,509	1,552,646
New Zealand 1.2%
Restaurant Brands New Zealand Ltd.	300,122	1,557,575
Norway 2.0%
Common Stocks (continued)
Issuer	Shares	Value ($)
Atea ASA	118,091	1,916,998
XXL ASA	61,000	629,058
Total		2,546,056
Russian Federation 0.5%
TCS Group Holding PLC, GDR	29,473	646,932
Singapore 0.9%
Mapletree Commercial Trust	923,778	1,108,176
South Africa 2.4%
Clicks Group Ltd.	61,909	952,317
Famous Brands Ltd.(a)	90,745	859,179
PSG Group Ltd.	63,089	1,199,404
Total		3,010,900
South Korea 4.5%
CJ Logistics Corp.(a)	6,520	845,418
GS Retail Co., Ltd.	35,868	1,037,838
Koh Young Technology, Inc.	15,662	1,479,845
Korea Investment Holdings Co., Ltd.	12,747	1,000,597
Modetour Network, Inc.	33,737	1,237,584
Total		5,601,282
Spain 0.9%
Prosegur Cia de Seguridad SA, Registered Shares	150,131	1,152,707
Sweden 3.5%
Byggmax Group AB	142,814	710,244
NetEnt AB	171,881	867,659
Recipharm AB, B Shares	75,961	870,883
Sweco AB, Class B	64,570	1,337,717
Trelleborg AB, Class B	24,537	618,287
Total		4,404,790
Switzerland 2.4%
Bossard Holding AG, Class A, Registered Shares	6,000	1,230,126
Inficon Holding AG	2,760	1,696,130
Kardex AG	234	31,673
Total		2,957,929

104	Variable Portfolio – Columbia Wanger International Equities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 2.9%
Basso Industry Corp.	377,000	682,206
Silergy Corp.	72,500	1,646,204
Voltronic Power Technology Corp.	68,691	1,334,660
Total		3,663,070
Thailand 1.4%
Beauty Community PCL	1,336,000	911,263
Home Product Center PCL, Foreign Registered Shares	198,200	88,320
Tisco Financial Group PCL	275,400	776,517
Total		1,776,100
Turkey 0.5%
Logo Yazilim Sanayi Ve Ticaret AS(a)	47,731	589,182
United Kingdom 12.2%
Ascential PLC	281,782	1,647,779
Assura PLC	1,325,902	1,103,123
Big Yellow Group PLC	58,331	698,082
Domino’s Pizza Group PLC	321,006	1,488,478
Halma PLC	81,354	1,345,707
Hastings Group Holdings PLC	488,716	1,793,710
Common Stocks (continued)
Issuer	Shares	Value ($)
Intermediate Capital Group PLC	54,737	754,137
Polypipe Group PLC	234,530	1,145,079
PureCircle Ltd.(a)	69,855	360,665
Rightmove PLC	26,416	1,611,071
Spirax-Sarco Engineering PLC	18,118	1,462,896
WH Smith PLC	73,511	2,009,089
Total		15,419,816
United States 0.7%
Ultragenyx Pharmaceutical, Inc.(a)	17,272	880,700
Total Common Stocks (Cost $104,949,735)		122,996,656

Money Market Funds 7.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(b),(c)	9,002,359	9,001,459
Total Money Market Funds (Cost $9,001,608)		9,001,459
Total Investments in Securities (Cost $113,951,343)		131,998,115
Other Assets & Liabilities, Net		(5,856,183)
Net Assets		$126,141,932

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	3,117,959	12,047,047	(6,162,647)	9,002,359	116	(304)	17,994	9,001,459
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Columbia Wanger International Equities Fund | Quarterly Report 2018	105

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, March 31, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	1,728,897	—	—	1,728,897
Belgium	—	1,412,871	—	—	1,412,871
Brazil	929,210	—	—	—	929,210
Cambodia	—	2,878,261	—	—	2,878,261
Canada	4,438,453	—	—	—	4,438,453
106	Variable Portfolio – Columbia Wanger International Equities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Cayman Islands	1,166,619	3,057,648	—	—	4,224,267
China	1,330,781	710,173	—	—	2,040,954
Denmark	—	2,762,511	—	—	2,762,511
Finland	—	910,979	—	—	910,979
France	—	1,642,370	—	—	1,642,370
Germany	—	10,991,358	—	—	10,991,358
Hong Kong	—	3,303,179	—	—	3,303,179
India	—	2,928,472	—	—	2,928,472
Indonesia	—	2,048,156	—	—	2,048,156
Ireland	—	1,476,746	—	—	1,476,746
Italy	—	3,892,315	—	—	3,892,315
Japan	—	25,883,805	—	—	25,883,805
Malta	—	2,057,759	—	—	2,057,759
Mexico	578,232	—	—	—	578,232
Netherlands	—	1,552,646	—	—	1,552,646
New Zealand	—	1,557,575	—	—	1,557,575
Norway	—	2,546,056	—	—	2,546,056
Russian Federation	—	646,932	—	—	646,932
Singapore	—	1,108,176	—	—	1,108,176
South Africa	—	3,010,900	—	—	3,010,900
South Korea	—	5,601,282	—	—	5,601,282
Spain	—	1,152,707	—	—	1,152,707
Sweden	—	4,404,790	—	—	4,404,790
Switzerland	—	2,957,929	—	—	2,957,929
Taiwan	—	3,663,070	—	—	3,663,070
Thailand	—	1,776,100	—	—	1,776,100
Turkey	—	589,182	—	—	589,182
United Kingdom	—	15,419,816	—	—	15,419,816
United States	880,700	—	—	—	880,700
Total Common Stocks	9,323,995	113,672,661	—	—	122,996,656
Money Market Funds	—	—	—	9,001,459	9,001,459
Total Investments in Securities	9,323,995	113,672,661	—	9,001,459	131,998,115
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
Variable Portfolio – Columbia Wanger International Equities Fund | Quarterly Report 2018	107

Portfolio of Investments
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.4%
Issuer	Shares	Value ($)
Industrials 0.2%
Machinery 0.2%
Ameriforge Group, Inc.(a),(b)	5,867	278,682
Total Industrials		278,682
Information Technology 0.2%
Internet Software & Services 0.2%
Answers Corp.(a)	22,610	339,150
Total Information Technology		339,150
Total Common Stocks (Cost $516,233)		617,832

Senior Loans 2.5%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.0%
Aretec Group, Inc.(c),(d)
2nd Lien Term Loan PIK
3-month USD LIBOR + 7.500% 05/23/2021	5.148%	1,474	1,474
Building Materials 1.0%
American Builders & Contractors Supply Co., Inc.(c),(d)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 10/31/2023	4.377%	893,487	894,729
Ply Gem Industries, Inc.(c),(d)
Term Loan
3-month USD LIBOR + 3.000% 02/01/2021	5.302%	501,148	501,148
Total			1,395,877
Food and Beverage 0.4%
Dole Food Co., Inc.(c),(d)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 04/06/2024	4.808%	615,441	616,211
Gaming 0.4%
Stars Group, Inc. (The)(c),(d)
Tranche B3 1st Lien Term Loan
3-month USD LIBOR + 3.500% 08/01/2021	5.802%	606,591	609,017
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Oil Field Services —%
Paragon Offshore Finance Co.(b),(c),(d),(e),(f)
Term Loan
3-month USD LIBOR + 2.750% 07/16/2021		5,453	—
Pharmaceuticals 0.4%
Amneal Pharmaceuticals LLC(c),(d)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/01/2019	5.377%	571,849	572,135
Technology 0.3%
Answers Finance LLC(b),(c),(d)
2nd Lien Term Loan
3-month USD LIBOR + 5.250% 09/15/2021	9.000%	116,876	113,370
Rocket Software, Inc.(c),(d)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 10/14/2023	6.552%	172,375	172,806
SS&C Technologies Holdings, Inc.(c),(d)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 07/08/2022	4.127%	175,573	176,423
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% 07/08/2022	4.127%	2,000	2,010
Total			464,609
Total Senior Loans (Cost $3,664,596)			3,659,323

Money Market Funds 20.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(g),(h)	29,152,696	29,149,781
Total Money Market Funds (Cost $29,150,009)		29,149,781
Total Investments in Securities (Cost: $33,330,838)		33,426,936
Other Assets & Liabilities, Net		109,752,250
Net Assets		143,179,186
108	Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, March 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Valuation based on significant unobservable inputs.
(c)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2018. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement therefore no weighted average coupon rate is disclosed. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(d)	Variable rate security.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2018, the value of these securities amounted to $0, which represents less than 0.01% of net assets.
(f)	Negligible market value.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	8,972,891	32,031,766	(11,851,961)	29,152,696	210	(455)	34,621	29,149,781
Abbreviation Legend
PIK	Payment In Kind
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2018	109

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Industrials	—	—	278,682	—	278,682
Information Technology	—	339,150	—	—	339,150
Total Common Stocks	—	339,150	278,682	—	617,832
Senior Loans	—	3,545,953	113,370	—	3,659,323
Money Market Funds	—	—	—	29,149,781	29,149,781
Total Investments in Securities	—	3,885,103	392,052	29,149,781	33,426,936
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 12/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 03/31/2018 ($)
Common Stocks	1,807,885	—	535,084	(1,242,739)	—	(711,640)	240,547	(350,455)	278,682
Senior Loans	6,482,940	9,038	55,789	128,942	—	(6,563,339)	—	—	113,370
Total	8,290,825	9,038	590,873	(1,113,797)	—	(7,274,979)	240,547	(350,455)	392,052
(a) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2018 was $38,135, which is comprised of Common Stocks of $38,135.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Certain senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.
110	Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
Certain common stocks classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of the company assets. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2018	111

Portfolio of Investments
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 12.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Academic Loan Funding Trust(a),(b)
Series 2013-1A Class A
1-month USD LIBOR + 0.800% 12/26/2044	2.672%	1,069,817	1,066,853
Ally Auto Receivables Trust
Series 2015-1 Class A4
05/15/2020	1.750%	733,000	729,379
Series 2015-2 Class A4
06/15/2020	1.840%	599,000	596,037
Series 2016-1 Class A3
04/15/2020	1.470%	326,598	325,462
Series 2018-1 Class A4
02/15/2023	2.530%	683,000	677,379
American Credit Acceptance Receivables Trust(a)
Series 2015-2 Class C
05/12/2021	4.320%	858,000	860,965
Series 2016-3 Class A
11/12/2020	1.700%	62,716	62,667
Series 2016-4
02/13/2023	2.910%	1,371,000	1,366,850
American Tower Trust I(a)
Series 13 Class 2A
03/15/2023	3.070%	1,900,000	1,875,544
AmeriCredit Automobile Receivables Trust
Series 2017-1 Class B
02/18/2022	2.300%	1,107,000	1,091,708
Series 2017-1 Class C
08/18/2022	2.710%	594,000	588,217
Series 2017-1 Class D
01/18/2023	3.130%	1,332,000	1,321,496
Anchor Assets IX LLC(a),(c)
Series 2016-1 Class A
02/15/2020	5.125%	7,550,000	7,550,000
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2014-2A Class A
02/20/2021	2.500%	1,700,000	1,687,100
Series 2016-2A Class A
11/20/2022	2.720%	819,000	802,369
Axis Equipment Finance Receivables II LLC(a)
Series 2015-1A Class A2
03/20/2020	1.900%	34,808	34,789
AXIS Equipment Finance Receivables IV LLC(a)
Series 2016-1A Class A
11/20/2021	2.210%	848,019	844,592
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BCC Funding Corp. X(a)
Series 2015-1 Class A2
10/20/2020	2.224%	149,895	149,652
BCC Funding XIII LLC(a)
Series 2016-1
12/20/2021	2.200%	1,318,560	1,311,419
Business Jet Securities LLC(a)
Series 2018-1 Class A
02/15/2033	4.335%	2,003,296	2,008,257
BXG Receivables Note Trust(a)
Series 2012-A Class A
12/02/2027	2.660%	239,008	236,490
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/2023	2.250%	926,000	912,824
California Republic Auto Receivables Trust
Series 2016-1 Class A4
10/15/2021	2.240%	7,896,000	7,849,073
Capital Auto Receivables Asset Trust
Series 2015-3 Class A4
05/20/2020	2.130%	1,732,000	1,728,206
Series 2015-4 Class A4
07/20/2020	2.010%	1,199,000	1,194,354
Series 2016-3 Class A4
03/20/2021	1.690%	530,000	523,040
Capital Auto Receivables Asset Trust(a)
Series 2018-1 Class A3
01/20/2022	2.790%	3,565,000	3,564,390
Series 2018-1 Class A4
06/20/2022	2.930%	1,844,000	1,843,815
CarFinance Capital Auto Trust(a)
Series 2014-1A Class B
04/15/2020	2.720%	6,829	6,830
Series 2014-2A Class A
11/16/2020	1.440%	17,302	17,295
Series 2015-1A Class A
06/15/2021	1.750%	56,425	56,332
Carnow Auto Receivables Trust(a)
Series 2016-1A Class B
02/15/2021	3.490%	1,989,717	1,988,500
Chase Funding Trust(b)
Series 2003-2 Class 2A2
1-month USD LIBOR + 0.560% 02/25/2033	2.432%	629,361	605,133
Chase Funding Trust(d)
Series 2003-4 Class 1A5
05/25/2033	5.253%	420,110	425,594
112	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2003-6 Class 1A5
11/25/2034	5.084%	408,005	421,239
Citi Held for Asset Issuance(a)
Series 2016-MF1 Class A
08/15/2022	4.480%	243,999	244,537
Series 2016-MF1 Class B
08/15/2022	6.640%	3,250,000	3,298,025
Citibank Credit Card Issuance Trust(b)
Series 2018-A2 Class A2
1-month USD LIBOR + 0.330% 01/21/2025	2.152%	4,337,000	4,336,997
CLUB Credit Trust(a)
Series 2017-NP1 Class A
04/17/2023	2.390%	60,725	60,716
College Ave Student Loans LLC(a),(b)
Series 2017-A Class A1
1-month USD LIBOR + 1.650% 11/26/2046	3.525%	1,275,144	1,306,190
Conix Mortgage Asset Trust(a),(c),(e),(f)
Series 2013-1 Class A
12/25/2047	4.704%	1,078,519	115,725
Continental Credit Card(a)
Series 2016-1A Class A
01/15/2023	4.560%	353,494	353,251
COOF Securitization Trust Ltd.(a),(c),(d),(g)
CMO Series 2014-1 Class A
06/25/2040	2.973%	1,417,476	147,576
CPS Auto Receivables Trust(a)
Series 2014-C Class C
08/17/2020	3.770%	2,096,000	2,103,896
Series 2015-A Class C
02/16/2021	4.000%	219,000	220,870
Series 2015-B Class A
11/15/2019	1.650%	307,351	307,171
Series 2015-C Class D
08/16/2021	4.630%	1,376,000	1,397,418
Series 2016-A Class A
10/15/2019	2.250%	26,880	26,877
Series 2016-A Class B
05/15/2020	3.340%	1,436,395	1,437,574
Series 2016-B Class A
11/15/2019	2.070%	48,519	48,499
Subordinated, Series 2014-B Class B
05/15/2020	2.320%	296,506	296,457
Subordinated, Series 2015-B Class C
05/17/2021	4.200%	1,480,000	1,492,949
Subordinated, Series 2016-C Class C
06/15/2022	3.270%	1,050,000	1,051,544
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Acceptance Auto Loan Trust(a)
Series 2015-2A Class A
02/15/2023	2.400%	968,860	968,665
Series 2015-2A Class C
02/15/2024	3.760%	434,000	437,017
Series 2017-1A Class A
10/15/2025	2.560%	1,688,000	1,680,622
Series 2018-1A Class A
02/16/2027	3.010%	1,138,000	1,129,086
Subordinated, Series 2017-1A Class B
12/15/2025	3.040%	740,000	738,851
Subordinated, Series 2017-1A Class C
02/17/2026	3.480%	620,000	616,050
Subordinated, Series 2017-2A Class C
06/15/2026	3.350%	344,000	337,202
Diamond Resorts Owner Trust(a)
Series 2017-1A Class A
10/22/2029	3.270%	1,421,277	1,392,240
Drive Auto Receivables Trust(a)
Series 2015-AA Class D
07/15/2022	4.120%	883,000	889,851
Series 2016-AA Class C
05/17/2021	3.910%	1,994,496	2,005,026
Series 2017-AA Class C
01/18/2022	2.980%	1,260,000	1,260,314
Subordinated Series 2017-3 Class D
12/15/2023	3.530%	3,600,000	3,600,209
Subordinated, Series 2015-BA Class D
07/15/2021	3.840%	1,921,000	1,938,924
Subordinated, Series 2015-CA Class D
09/15/2021	4.200%	1,058,824	1,069,812
Subordinated, Series 2015-DA Class D
01/17/2023	4.590%	1,320,000	1,344,153
Subordinated, Series 2016-BA Class B
06/15/2020	2.560%	31,719	31,720
Subordinated, Series 2016-CA Class D
03/15/2024	4.180%	2,915,000	2,958,258
Subordinated, Series 2017-AA Class B
01/15/2021	2.510%	790,000	789,675
Subordinated, Series 2017-AA Class D
05/15/2024	4.160%	1,677,000	1,704,230
Drive Auto Receivables Trust
Subordinated Series 2017-2 Class C
09/15/2023	2.750%	2,398,000	2,380,418
Subordinated, Series 2017-1 Class C
04/15/2022	2.840%	1,505,000	1,501,480

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	113

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2017-1 Class D
03/15/2023	3.840%	1,710,000	1,725,581
DT Asset Trust(a),(c),(e)
Series 2017-B Class A
12/16/2022	5.840%	1,500,000	1,498,800
DT Auto Owner Trust(a)
Series 2016-3A Class B
07/15/2020	2.650%	151,266	151,255
Series 2017-3A Class D
05/15/2023	3.580%	724,000	719,434
Subordinated, Series 2015-2A Class D
02/15/2022	4.250%	1,055,000	1,061,813
Subordinated, Series 2016-4A
08/17/2020	2.020%	577,872	577,112
10/17/2022	3.770%	1,497,400	1,483,080
Subordinated, Series 2017-1A Class D
11/15/2022	3.550%	1,528,000	1,522,172
Subordinated, Series 2017-2A Class C
01/17/2023	3.030%	1,282,000	1,278,345
ENGS Commercial Finance Trust(a)
Series 2016-1A Class A2
02/22/2022	2.630%	729,460	721,812
Exeter Automobile Receivables Trust(a)
Series 2014-2A Class C
12/16/2019	3.260%	166,563	166,710
Series 2016-1A Class A
07/15/2020	2.350%	26,188	26,183
Series 2016-2A Class A
07/15/2020	2.210%	246,034	245,785
Series 2017-1A Class C
12/15/2022	3.950%	810,000	815,179
Series 2017-3A Class A
12/15/2021	2.050%	724,272	720,267
Subordinated, Series 2016-1A Class C
10/15/2021	5.520%	2,230,000	2,292,814
Subordinated, Series 2016-3A Class B
08/16/2021	2.840%	1,102,000	1,101,356
First Investors Auto Owner Trust(a)
Series 2014-3A Class A3
11/16/2020	1.670%	43,405	43,388
Series 2015-2A Class D
12/15/2021	4.220%	280,000	282,845
Series 2016-2A Class A1
11/16/2020	1.530%	473,205	471,905
FirstKey Lending Trust(a)
Series 2015-SFR1 Class A
03/09/2047	2.553%	1,778,881	1,761,683
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-SFR1 Class B
03/09/2047	3.417%	1,202,000	1,193,792
Flagship Credit Auto Trust(a)
Series 2014-2 Class B
11/16/2020	2.840%	228,095	228,303
Series 2014-2 Class C
12/15/2020	3.950%	220,000	221,307
Series 2015-3 Class A
10/15/2020	2.380%	930,571	930,193
Series 2016-1 Class A
12/15/2020	2.770%	705,086	705,543
Series 2016-1 Class C
06/15/2022	6.220%	3,000,000	3,111,405
Subordinated, Series 2015-3 Class B
03/15/2022	3.680%	757,000	760,497
Subordinated, Series 2015-3 Class C
03/15/2022	4.650%	693,000	705,407
Subordinated, Series 2016-4 Class C
11/15/2022	2.710%	1,312,000	1,279,676
Ford Credit Auto Owner Trust
Series 2015-A Class A4
06/15/2020	1.640%	781,000	777,380
Ford Credit Auto Owner Trust(a)
Series 2018-1 Class A
07/15/2031	3.190%	2,898,000	2,874,429
GLS Auto Receivables Trust(a)
Series 2016-1A
10/15/2020	2.730%	466,569	466,229
Subordinated, Series 2015-1A Class B
12/15/2020	4.430%	947,597	947,088
Subordinated, Series 2016-1A Class B
01/15/2021	4.390%	840,000	842,197
GMAT Trust(a),(d)
Series 2013-1A Class A
11/25/2043	6.967%	211,133	211,185
GO Financial Auto Securitization Trust(a)
Subordinated, Series 2015-2 Class B
08/17/2020	4.800%	437,135	438,046
Gold Key Resorts(a)
Series 2014-A Class A
03/17/2031	3.220%	371,369	367,249
Goodgreen Trust(a)
Series 2017-1A Class A
10/15/2052	3.740%	471,358	456,864
Series 2017-2A Class A
10/15/2053	3.260%	2,245,938	2,178,914

114	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goodgreen Trust(a),(c)
Series 2017-R1A Class R
10/20/2052	5.000%	2,884,042	2,836,743
Hero Funding(a)
Series 2017-3A Class A2
09/20/2048	3.950%	2,048,262	2,075,696
HERO Funding Trust(a)
Series 2016-3A Class A1
09/20/2042	3.080%	1,291,852	1,282,928
Series 2017-1A Class A2
09/20/2047	4.460%	1,624,914	1,684,156
Hertz Vehicle Financing II LP(a)
Series 2015-1A Class A
03/25/2021	2.730%	3,500,000	3,472,853
Series 2015-3A Class A
09/25/2021	2.670%	10,608,000	10,477,103
Series 2016-2A Class A
03/25/2022	2.950%	1,027,000	1,016,542
Series 2016-4A Class A
07/25/2022	2.650%	1,969,000	1,923,325
Series 2017-2A Class A
10/25/2023	3.290%	1,582,000	1,566,675
Series 2018-1A Class A
02/25/2024	3.290%	1,226,000	1,210,581
Subordinated Series 2016-3A Class B
07/25/2020	3.110%	428,000	426,770
Hilton Grand Vacations Trust(a)
Series 2017-AA Class A
12/26/2028	2.660%	1,002,102	987,585
Kabbage Asset Securitization LLC(a)
Series 2017-1 Class A
03/15/2022	4.571%	4,595,000	4,680,263
LendingClub Issuance Trust(a)
Series 2016-NP1 Class A
06/15/2022	3.750%	111,542	111,626
Lendmark Funding Trust(a)
Series 2017-1A Class A
12/22/2025	2.830%	1,067,000	1,059,463
LV Tower 52 Issuer(a),(c)
Series 2013-1 Class A
02/15/2023	5.500%	4,726,014	4,726,014
Series 2013-1 Class M
02/15/2023	7.500%	1,767,641	1,767,641
Mariner Finance Issuance Trust(a)
Series 2017-AA Class A
02/20/2029	3.620%	2,300,000	2,308,122
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marlette Funding Trust(a)
Series 2016-1A Class A
01/17/2023	3.060%	415,248	415,680
Series 2018-1A Class A
03/15/2028	2.610%	2,046,694	2,043,709
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class M1
10/15/2040	6.083%	1,184,499	1,328,353
Series 2010-1 Class M
12/15/2045	5.250%	877,581	917,229
Nationstar HECM Loan Trust(a),(c)
Subordinated, Series 2017-1A Class M1
05/25/2027	2.942%	215,000	213,474
Navient Private Education Loan Trust(a),(b)
Series 2014-AA Class A3
1-month USD LIBOR + 1.600% 10/15/2031	3.377%	2,731,000	2,821,775
Series 2016-AA Class A2B
1-month USD LIBOR + 2.150% 12/15/2045	3.927%	4,873,445	5,106,367
Series 2017-A Class A2B
1-month USD LIBOR + 0.900% 12/16/2058	2.677%	1,827,000	1,842,329
Navient Private Education Loan Trust(a)
Series 2016-AA Class A2A
12/15/2045	3.910%	2,967,295	3,015,870
Navient Private Education Refi Loan Trust(a)
Series 2018-A Class A2
02/18/2042	3.190%	604,000	602,347
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% 06/25/2031	2.382%	919,000	923,986
Series 2015-1 Class A2
1-month USD LIBOR + 0.600% 04/25/2040	2.472%	363,000	363,808
Navient Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 0.700% 02/25/2070	2.572%	12,095,582	12,132,163
Series 2016-3A Class A2
1-month USD LIBOR + 0.850% 06/25/2065	2.722%	874,000	881,934
Series 2017-2A Class A
1-month USD LIBOR + 1.050% 12/27/2066	2.922%	5,334,003	5,405,861
NCUA Guaranteed Notes(b)
CMO Series 2010-A1 Class A
1-month USD LIBOR + 0.350% 12/07/2020	1.929%	84,556	84,655

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	115

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nelnet Student Loan Trust(b)
Series 2004-3 Class A5
3-month USD LIBOR + 0.180% 10/27/2036	1.925%	334,926	331,048
Series 2005-1 Class A5
3-month USD LIBOR + 0.110% 10/25/2033	1.855%	1,828,087	1,800,798
Series 2005-2 Class A5
3-month USD LIBOR + 0.100% 03/23/2037	2.348%	566,519	558,237
Series 2005-3 Class A5
3-month USD LIBOR + 0.120% 12/24/2035	2.368%	10,719,573	10,558,815
Series 2006-2 Class A5
3-month USD LIBOR + 0.100% 01/25/2030	1.845%	453,598	453,200
Nelnet Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 0.800% 09/25/2065	2.672%	1,828,578	1,852,148
Series 2017-2A Class A
1-month USD LIBOR + 0.770% 09/25/2065	2.391%	2,905,686	2,904,215
Series 2017-3A Class A
1-month USD LIBOR + 0.850% 02/25/2066	2.722%	2,720,684	2,737,636
New Residential Advance Receivables Trust Advance Receivables-Backed Notes(a)
Series 2016-T2 Class AT2
10/15/2049	2.575%	2,410,000	2,385,230
NRPL Trust(a)
Series 2015-2A Class A1
10/25/2057	3.750%	3,936,379	3,937,993
Series 2015-2A Class A2
10/25/2057	3.750%	1,250,000	1,234,490
NRZ Advance Receivables Trust(a)
Series 2016-T1 Class AT1
06/15/2049	2.751%	1,008,500	995,986
Ocwen Master Advance Receivables Trust(a)
Series 2016-T1 Class AT1
08/17/2048	2.521%	3,612,000	3,606,356
Series 2017-T1 Class AT1
09/15/2048	2.499%	586,000	585,954
OnDeck Asset Securitization Trust II LLC(a)
Series 2016-1A Class A
05/17/2020	4.210%	2,168,000	2,169,142
OneMain Direct Auto Receivables Trust(a)
Series 2016-1A Class A
01/15/2021	2.040%	238,298	238,094
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OneMain Financial Issuance Trust(a)
Series 2015-1A Class A
03/18/2026	3.190%	1,385,220	1,388,602
Series 2015-2A Class A
07/18/2025	2.570%	2,061,991	2,057,701
Series 2015-2A Class B
07/18/2025	3.100%	1,395,000	1,390,973
Series 2016-1A Class A
02/20/2029	3.660%	2,505,000	2,528,248
Subordinated, Series 2014-2A Class B
09/18/2024	3.020%	420,080	420,216
Oportun Funding III LLC(a)
Series 2016-B Class A
07/08/2021	3.690%	2,856,000	2,861,199
Oportun Funding IV LLC(a)
Series 2016-C Class B
11/08/2021	4.850%	1,085,492	1,089,330
Oportun Funding VI LLC(a)
Series 2017-A Class A
06/08/2023	3.230%	838,000	824,179
Oportun Funding VIII LLC(a)
Series 2018-A Class A
03/08/2024	3.610%	2,978,000	2,974,473
Progress Residential Trust(a)
Series 2015-SFR2 Class A
06/12/2032	2.740%	3,516,433	3,485,236
Series 2015-SFR2 Class C
06/12/2032	3.436%	2,500,000	2,490,592
Series 2015-SFR3 Class A
11/12/2032	3.067%	5,403,626	5,387,211
Series 2015-SFR3 Class D
11/12/2032	4.673%	1,295,000	1,323,054
Series 2015-SFR3 Class E
11/12/2032	5.660%	1,000,000	1,035,894
Prosper Marketplace Issuance Trust(a)
Series 2017-1A Class A
06/15/2023	2.560%	478,907	478,602
Series 2017-2A Class A
09/15/2023	2.410%	764,323	762,287
Series 2017-3A Class A
11/15/2023	2.360%	1,655,766	1,649,294
Purchasing Power Funding LLC(a)
Series 2018-A Class A
08/15/2022	3.340%	4,260,000	4,265,491
RBSHD Trust(a),(d)
Series 2013-1A Class A
10/25/2047	7.685%	957,942	865,327

116	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Renew (a)
Series 2017-1A Class A
09/20/2052	3.670%	634,294	615,354
Santander Drive Auto Receivables Trust
Series 2016-2 Class A3
05/15/2020	1.560%	152,405	152,314
Santander Retail Auto Lease Trust(a)
Series 2018-A Class A3
05/20/2021	2.930%	1,677,000	1,676,824
Saxon Asset Securities Trust(d)
CMO Series 2003-1 Class AF6
06/25/2033	4.748%	8,172	8,250
Sierra Auto Receivables Securitization Trust(a)
Series 2016-1A
01/18/2022	2.850%	164,562	164,392
SLM Student Loan Trust(d)
Series 2005-9 Class A7A
01/25/2041	2.341%	724,000	728,429
SLM Student Loan Trust(b)
Series 2006-1 Class A5
3-month USD LIBOR + 0.110% 07/26/2021	1.855%	518,487	510,867
Series 2007-2 Class A4
3-month USD LIBOR + 0.060% 07/25/2022	1.805%	2,565,000	2,495,510
Series 2012-1 Class A3
1-month USD LIBOR + 0.950% 09/25/2028	2.571%	4,562,220	4,585,189
Series 2012-2 Class A
1-month USD LIBOR + 0.700% 01/25/2029	2.321%	8,404,324	8,388,052
Series 2013-4 Class A
1-month USD LIBOR + 0.550% 06/25/2043	2.422%	712,889	714,049
SMB Private Education Loan Trust(a)
Series 2015-A Class A2A
06/15/2027	2.490%	826,348	815,894
Series 2015-B Class A2A
07/15/2027	2.980%	5,132,842	5,104,416
Series 2015-C Class A2A
07/15/2027	2.750%	352,279	349,943
Series 2016-A Class A2A
05/15/2031	2.700%	7,521,023	7,408,316
Series 2016-C Class A2A
09/15/2034	2.340%	3,212,000	3,114,671
Series 2018-A Class A2A
02/15/2036	3.500%	4,629,000	4,628,155
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SMB Private Education Loan Trust(a),(b)
Series 2015-B Class A2B
1-month USD LIBOR + 1.200% 07/15/2027	2.977%	737,418	745,135
Series 2015-C Class A2B
1-month USD LIBOR + 1.400% 07/15/2027	3.177%	288,017	292,289
Series 2016-B Class A2B
1-month USD LIBOR + 1.450% 02/17/2032	3.227%	4,284,000	4,400,245
Series 2016-C Class A2B
1-month USD LIBOR + 1.100% 09/15/2034	2.877%	654,000	665,099
Series 2017-A Class A2B
1-month USD LIBOR + 0.900% 09/15/2034	2.677%	7,654,000	7,748,777
Series 2017-B Class A2B
1-month USD LIBOR + 0.750% 10/15/2035	2.527%	2,256,000	2,264,138
Series 2018-A Class A2B
1-month USD LIBOR + 0.800% 02/15/2036	2.280%	903,000	903,000
SoFi Consumer Loan Program LLC(a)
Series 2016-2A Class A
10/27/2025	3.090%	946,033	946,706
SoFi Professional Loan Program LLC(a)
Series 2017-B Class A2FX
05/25/2040	2.740%	1,119,000	1,106,120
Series 2017-C Class A2B
07/25/2040	2.630%	2,043,000	2,001,105
Series 2017-E Class A2B
11/26/2040	2.720%	2,807,000	2,755,570
Series 2017-F Class A2FX
01/25/2041	2.840%	1,988,000	1,964,092
Series 2018-A Class A2B
02/25/2042	2.950%	2,546,000	2,510,829
SoFi Professional Loan Program LLC(a),(b)
Series 2017-C Class A1
1-month USD LIBOR + 0.600% 07/25/2040	2.472%	2,445,888	2,445,886
Series 2017-E Class A1
1-month USD LIBOR + 0.500% 11/26/2040	2.372%	769,314	769,313
SoFi Professional Loan Program Trust(a)
Series 2018-B Class A2FX
08/25/2047	3.340%	2,400,000	2,410,618
Springleaf Funding Trust(a)
Series 2015-AA Class A
11/15/2024	3.160%	1,356,846	1,358,400

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	117

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-AA Class B
11/15/2024	3.620%	363,000	362,587
Synchrony Credit Card Master Note Trust
Series 2015-1 Class A
03/15/2023	2.370%	814,000	807,755
Series 2016-3 Class A
09/15/2022	1.580%	4,089,000	4,025,195
Tricolor Auto Securitization Trust(a),(c)
Series 2018-1A Class A
12/15/2020	5.050%	2,955,000	2,961,412
Tricon American Homes Trust(a)
Series 2016-SFR1 Class A
11/17/2033	2.589%	1,713,623	1,675,794
Upstart Securitization Trust(a)
Series 2017-1 Class A
06/20/2024	2.639%	575,026	573,619
USASF Receivables LLC(a),(c)
Series 2017-1 Class A
09/15/2030	5.750%	1,428,178	1,428,178
Vericrest Opportunity Loan Transferee XXV LLC(a),(d)
Series 2015-NPL8 Class A1
06/26/2045	3.500%	3,231,288	3,231,894
Verizon Owner Trust(a)
Series 2018-1A Class A1A
09/20/2022	2.820%	1,292,000	1,290,937
VM DEBT LLC(a),(c)
Series 2017-1 Class A
10/02/2024	6.500%	1,970,000	1,970,000
Westgate Resorts LLC(a)
Series 2017-1A Class B
12/20/2030	3.050%	817,447	810,879
Westlake Automobile Receivables Trust(a)
Series 2016-2A
06/17/2019	1.570%	88,401	88,373
06/15/2021	4.100%	799,000	809,580
Series 2016-3A Class C
01/18/2022	2.460%	1,294,000	1,286,828
Series 2017-1A Class C
10/17/2022	2.700%	508,000	506,334
Subordinated, Series 2015-3A Class D
05/17/2021	4.400%	1,000,000	1,006,252
World Financial Network Credit Card Master Trust
CMO Series 2017-A Class A
03/15/2024	2.120%	1,962,000	1,940,297
Series 2015-B Class A
06/17/2024	2.550%	276,000	273,242
Series 2016-A Class A
04/15/2025	2.030%	5,681,000	5,515,784
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-C Class A
08/15/2023	1.720%	1,072,000	1,054,166
Series 2017-C Class A
08/15/2024	2.310%	3,109,000	3,056,419
World Omni Auto Receivables Trust
Series 2014-B Class A4
12/15/2020	1.680%	617,000	613,974
Total Asset-Backed Securities — Non-Agency (Cost $399,034,988)			398,085,471

Commercial Mortgage-Backed Securities - Agency 7.0%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
CMO Series KJ02 Class A2
09/25/2020	2.597%	555,776	551,539
Series 2017 K065 Class A2
04/25/2027	3.243%	1,408,000	1,416,589
Series 2017 K065 Class AM
05/25/2027	3.326%	755,000	760,919
Series 2017 K066 Class A2
06/25/2027	3.117%	1,858,000	1,838,504
Series KJ07 Class A2
12/25/2022	2.312%	5,000,000	4,875,882
Series KS07 Class A2
09/25/2025	2.735%	3,600,000	3,502,921
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,311,000	1,316,997
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
Series KPLB Class A
05/25/2025	2.770%	7,500,000	7,283,115
Federal National Mortgage Association
08/01/2019	2.030%	247,167	245,608
11/01/2019	4.130%	1,500,000	1,531,149
12/01/2019	4.180%	2,379,537	2,435,529
01/01/2020	4.540%	1,317,820	1,355,996
04/01/2020	4.375%	1,723,863	1,776,185
07/01/2020	4.066%	2,276,312	2,335,765
01/01/2021	4.311%	1,010,213	1,047,031
09/01/2021	2.120%	2,800,000	2,710,810
06/01/2022	2.790%	2,547,827	2,539,874
07/01/2022	2.670%	5,000,000	4,957,353
08/01/2022	2.650%	7,000,000	6,933,457
11/01/2022	2.450%	6,000,000	5,879,021
12/01/2022	2.390%	1,786,778	1,753,045
12/01/2022	2.400%	1,791,915	1,751,664
02/01/2023	2.400%	1,996,571	1,957,886
02/01/2023	2.460%	2,654,801	2,603,789
04/01/2023	2.500%	6,000,000	5,870,943
04/01/2023	2.640%	2,773,808	2,734,667
05/01/2023	2.520%	3,000,000	2,949,826
06/01/2023	2.420%	2,734,996	2,671,810

118	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/01/2023	2.510%	1,816,435	1,781,999
07/01/2023	3.670%	6,000,000	6,185,716
08/01/2023	3.590%	2,500,000	2,569,834
11/01/2023	3.690%	1,200,000	1,238,767
07/01/2025	3.070%	9,892,236	9,850,110
09/01/2025	3.100%	2,500,000	2,490,089
12/01/2025	3.765%	7,000,000	7,309,880
07/01/2026	4.450%	2,716,735	2,895,474
10/01/2026	3.235%	1,412,543	1,425,930
12/01/2026	3.240%	1,500,000	1,508,217
02/01/2027	3.340%	1,000,000	999,400
03/01/2027	2.910%	3,521,000	3,454,555
05/01/2027	2.885%	2,342,059	2,294,586
06/01/2027	3.000%	2,000,000	1,968,544
07/01/2027	3.210%	958,268	961,449
08/01/2027	3.390%	7,539,034	7,665,192
02/01/2030	2.920%	2,946,381	2,861,150
02/01/2030	3.550%	1,000,000	1,009,557
06/01/2030	3.130%	4,812,000	4,710,979
07/01/2030	3.210%	4,205,000	4,168,370
07/01/2030	3.300%	4,022,000	4,018,255
07/01/2030	3.340%	2,500,000	2,509,326
09/01/2030	3.390%	5,752,267	5,792,791
09/01/2030	3.410%	7,500,000	7,554,797
06/01/2037	5.832%	1,118,885	1,207,503
Series 2010-M3 Class A3
03/25/2020	4.332%	2,950,565	3,009,295
Series 2011-M1 Class A3
06/25/2021	3.763%	1,333,584	1,361,448
Series 2012-M8 Class ASQ3
12/25/2019	1.801%	599,159	594,893
Series 2015-M10 Class A2
04/25/2027	3.092%	11,666,000	11,556,572
Series 2017-M13 Class A2
09/25/2027	2.939%	1,202,000	1,171,819
Series 2017-M5 Class A2
04/25/2029	3.303%	1,929,000	1,905,107
Series 2017-T1 Class A
06/25/2027	2.898%	2,778,905	2,693,181
Series 2018-M3 Class A2
02/25/2030	3.194%	1,057,000	1,033,255
Federal National Mortgage Association(b)
CMO Series 2012-M11 Class FA
1-month USD LIBOR + 0.500% 08/25/2019	1.921%	158,245	158,233
Federal National Mortgage Association(d)
CMO Series 2013-M13 Class A2
04/25/2023	2.376%	3,363,300	3,309,595
CMO Series 2014-M3 Class A2
01/25/2024	3.466%	2,000,000	2,048,511
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-M11 Class A2
04/25/2025	2.835%	2,000,000	1,975,965
Series 2017-M12 Class A2
06/25/2027	3.079%	2,402,000	2,374,286
Series 2017-M7 Class A2
02/25/2027	2.961%	1,049,000	1,023,767
FREMF Mortgage Trust(a),(d)
Subordinated, Series 2015-K44 Class B
01/25/2048	3.684%	3,410,000	3,334,213
Subordinated, Series 2016-K59 Class B
11/25/2049	3.576%	2,383,000	2,322,551
Subordinated, Series 2016-K722 Class B
07/25/2049	3.835%	1,400,000	1,392,154
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month USD LIBOR + 0.350% 03/20/2063	1.925%	2,894,623	2,889,201
CMO Series 2015-H15 Class FJ
1-month USD LIBOR + 0.440% 06/20/2065	2.015%	3,401,199	3,405,434
CMO Series 2015-H16 Class FG
1-month USD LIBOR + 0.440% 07/20/2065	2.015%	3,632,484	3,636,796
CMO Series 2015-H16 Class FL
1-month USD LIBOR + 0.440% 07/20/2065	2.015%	1,804,346	1,806,692
CMO Series 2015-H18 Class FA
1-month USD LIBOR + 0.450% 06/20/2065	2.025%	1,278,175	1,279,591
Government National Mortgage Association(d)
CMO Series 2014-168 Class VB
06/16/2047	3.422%	3,503,176	3,494,947
Total Commercial Mortgage-Backed Securities - Agency (Cost $224,961,858)			223,797,850

Commercial Mortgage-Backed Securities - Non-Agency 3.6%

American Homes 4 Rent(a)
Series 2015-SFR1 Class E
04/17/2052	5.639%	1,150,000	1,244,602
American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,453,531	2,516,053
Series 2014-SFR2 Class E
10/17/2036	6.231%	500,000	556,951
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,087,582	1,109,118
Series 2014-SFR3 Class E
12/17/2036	6.418%	1,000,000	1,127,178

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	119

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,183,155	1,191,344
Subordinated, Series 2014-SFR3 Class C
12/17/2036	4.596%	200,000	209,026
Subordinated, Series 2015-SFR2 Class D
10/17/2045	5.036%	2,000,000	2,136,065
Subordinated, Series 2015-SFR2 Class E
10/17/2045	6.070%	1,820,000	2,028,363
Americold 2010 LLC Trust(a),(c)
Series 2017-TL Class A
12/26/2037	3.000%	2,840,000	2,840,000
B2R Mortgage Trust(a)
Series 2015-1 Class A1
05/15/2048	2.524%	684,689	676,592
Series 2015-2 Class A
11/15/2048	3.336%	2,648,800	2,652,927
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	3,700,000	3,667,107
Series 2012-TFT Class A
06/05/2030	2.892%	386,000	376,983
Bear Stearns Commercial Mortgage Securities Trust(a),(d),(g)
CMO Series 2007-T26 Class X1
01/12/2045	0.007%	15,469,849	9,887
BENCHMARK Mortgage Trust
Series 2018-B1 Class A5
01/15/2051	3.666%	444,000	448,024
Series 2018-B1 Class ASB
01/15/2051	3.602%	449,000	453,808
BENCHMARK Mortgage Trust(h)
Series 2018-B3 Class A5
04/10/2051	4.025%	879,000	911,852
Camden Property Trust(a),(c)
Series 2016-SFR1 Class A
12/05/2026	5.000%	4,951,372	4,940,544
CD Mortgage Trust
Series 2017-CD6 Class ASB
11/13/2050	3.332%	1,499,000	1,502,703
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A4
05/10/2058	3.283%	1,030,000	1,005,717
Series 2017-C8 Class A1
06/15/2050	1.965%	648,293	635,964
Series 2017-C8 Class A4
06/15/2050	3.572%	481,000	478,308
Series 2017-C8 Class ASB
06/15/2050	3.367%	1,040,000	1,033,884
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Commercial Mortgage Trust
Series 2015-GC29 Class A4
04/10/2048	3.192%	2,235,000	2,197,974
Citigroup/Deutsche Bank Commercial Mortgage Trust(a),(d),(g)
CMO Series 2006-CD2 Class X
01/15/2046	0.023%	6,683,922	43
CMO Series 2007-CD4 Class XC
12/11/2049	0.437%	1,443,330	4,726
COBALT CMBS Commercial Mortgage Trust(d),(g)
CMO Series 2006-C1 Class
08/15/2048	0.707%	888,805	5,569
Colony American Finance Ltd.(a)
Series 2016-2 Class A
11/15/2048	2.554%	1,302,423	1,265,297
Commercial Mortgage Trust(d),(g)
CMO Series 2012-CR2 Class XA
08/15/2045	1.660%	2,160,079	127,476
Commercial Mortgage Trust
Series 2012-CR3 Class A3
10/15/2045	2.822%	601,000	591,734
Series 2012-LC4 Class A4
12/10/2044	3.288%	5,000,000	5,014,053
Series 2013-CR12 Class A3
10/10/2046	3.765%	391,000	401,220
Series 2013-CR12 Class A4
10/10/2046	4.046%	651,000	677,047
Series 2014-CR19 Class ASB
08/10/2047	3.499%	1,100,000	1,115,309
Series 2014-LC15 Class A4
04/10/2047	4.006%	604,000	626,221
Series 2014-UBS2 Class A5
03/10/2047	3.961%	2,809,000	2,900,524
Series 2014-UBS6 Class A5
12/10/2047	3.644%	1,183,000	1,200,078
Series 2015-CR25 Class A4
08/10/2048	3.759%	2,187,000	2,222,392
Commercial Mortgage Trust(a)
Series 2013-300P Class A1
08/10/2030	4.353%	2,000,000	2,101,365
Commercial Mortgage Trust(a),(d)
Series 2013-SFS Class A2
04/12/2035	2.987%	624,000	611,838
Commercial Mortgage Trust(a),(b)
Series 2014-TWC Class A
1-month USD LIBOR + 0.850% 02/13/2032	2.601%	1,875,000	1,876,191

120	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSAIL Commercial Mortgage Trust
Series 2015-C4 Class A4
11/15/2048	3.808%	2,156,000	2,211,349
DBJPM Mortgage Trust
Series 2017-C6 Class ASB
06/10/2050	3.121%	347,000	340,571
Greenwich Capital Commercial Funding Corp.(d)
Series 2006-GG7 Class AM
07/10/2038	5.736%	103,645	103,649
GS Mortgage Securities Corp. II(a)
Series 2012-ALOH Class A
04/10/2034	3.551%	2,000,000	2,031,792
Series 2013-KING Class A
12/10/2027	2.706%	873,528	870,607
GS Mortgage Securities Corp. Trust(a),(d),(g)
CMO Series 2006-GG8 Class X
11/10/2039	0.866%	2,344,232	140
GS Mortgage Securities Trust
Series 2015-GC32 Class AAB
07/10/2048	3.513%	7,000,000	7,099,096
Series 2015-GC34 Class A4
10/10/2048	3.506%	747,000	747,869
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15 Class A2
11/15/2045	2.977%	748,630	748,795
Series 2014-C21 Class A5
08/15/2047	3.775%	1,397,000	1,429,758
Series 2014-C23 Class A4
09/15/2047	3.670%	708,000	720,009
Series 2015-C28 Class A3
10/15/2048	2.912%	3,279,000	3,181,929
Series 2015-C28 Class A4
10/15/2048	3.227%	941,000	926,012
Series 2015-C30 Class A5
07/15/2048	3.822%	796,000	814,235
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP6 Class ASB
07/15/2050	3.283%	2,855,000	2,829,779
JPMorgan Chase Commercial Mortgage Securities Trust(d),(g)
CMO Series 2006-CB15 Class X1
06/12/2043	0.221%	11,451,009	21,531
JPMorgan Chase Commercial Mortgage Securities Trust(a),(d),(g)
CMO Series 2010-C2 Class XA
11/15/2043	1.592%	4,668,283	147,842
JPMorgan Chase Commercial Mortgage Securities Trust
Series 20 13-C13 Class A2
01/15/2046	2.665%	1,720,062	1,718,803
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012-CBX Class A4
06/15/2045	3.483%	1,019,000	1,027,407
Series 2015-JP1 Class ASB
01/15/2049	3.733%	755,000	770,793
Series 2016-JP2 Class A1
08/15/2049	1.324%	831,535	813,985
JPMorgan Chase Commercial Mortgage Securities Trust(b)
Series 2006-LDP9 Class A3SF
1-month USD LIBOR + 0.155% 05/15/2047	1.932%	254,212	253,465
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2011-C4 Class A3
07/15/2046	4.106%	587,042	587,189
KGS-Alpha SBA COOF Trust(a),(c),(d),(g)
CMO Series 2012-2 Class A
08/25/2038	0.828%	3,958,730	85,979
CMO Series 2013-2 Class A
03/25/2039	1.629%	5,102,900	212,887
CMO Series 2014-2 Class A
04/25/2040	3.398%	1,386,989	112,259
Ladder Capital Commercial Mortgage Trust(a)
Series 2013-GCP Class A2
02/15/2036	3.985%	1,535,000	1,563,914
LB-UBS Commercial Mortgage Trust(a),(d),(g)
CMO Series 2006-C1 Class XCL
02/15/2041	0.379%	1,956,280	255
Merrill Lynch/Countrywide Commercial Mortgage Trust(a),(d),(g)
CMO Series 2006-4 Class XC
12/12/2049	0.512%	537,319	21
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25 Class A5
10/15/2048	3.635%	767,000	774,491
Series 2015-C25 Class ASB
10/15/2048	3.383%	2,997,000	3,011,993
Series 2016-C28 Class A4
01/15/2049	3.544%	411,000	412,554
Morgan Stanley Capital I Trust(a),(d),(g)
CMO Series 2006-IQ12 Class X1
12/15/2043	0.491%	4,618,171	167
CMO Series 2006-T21 Class X
10/12/2052	0.031%	10,802,990	22
CMO Series 2007-HQ11 Class X
02/12/2044	0.326%	10,217,780	15,784
Morgan Stanley Capital I Trust
Series 2015-UBS8 Class A3
12/15/2048	3.540%	592,000	594,421

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	121

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Re-Remic Trust(a),(c)
Series 2012-IO Class AXA
03/27/2051	1.000%	165,965	165,964
PFP, Ltd.(a),(b)
Series 2015-2 Class A
1-month USD LIBOR + 1.450% 07/14/2034	3.227%	377,776	378,015
Series 2015-2 Class C
1-month USD LIBOR + 3.250% 07/14/2034	5.027%	938,000	943,861
Series 2015-2 Class D
1-month USD LIBOR + 4.000% 07/14/2034	5.777%	851,000	852,724
RAIT Financial Trust(a),(b)
Subordinated, Series 2015-FL5
1-month USD LIBOR + 3.900% 01/15/2031	5.677%	1,485,000	1,479,963
RBS Commercial Funding, Inc., Trust(a)
Series 2013-SMV Class A
03/11/2031	3.260%	797,000	782,584
Resource Capital Corp., Ltd.(a),(b)
Series 2015-CRE4 Class A
1-month USD LIBOR + 1.400% 08/15/2032	3.186%	17,141	17,131
Resource Capital Corp., Ltd.(a),(b),(c)
Subordinated, Series 2015-CRE4 Class B
1-month USD LIBOR + 3.000% 08/15/2032	4.786%	1,151,000	1,139,490
UBS Commercial Mortgage Trust
Series 2017-C7 Class A4
12/15/2050	3.679%	1,086,000	1,088,156
Series 2018-C9 Class A4
03/15/2051	4.117%	1,173,000	1,215,587
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2 Class A4
05/10/2063	3.525%	976,000	990,168
Series 2013-C6 Class A4
04/10/2046	3.244%	857,000	856,760
VNDO Mortgage Trust(a)
Series 2012-6AVE Class A
11/15/2030	2.996%	1,165,409	1,153,441
Series 2013-PENN Class A
12/13/2029	3.808%	3,000,000	3,047,101
Wachovia Bank Commercial Mortgage Trust(a),(d),(g)
CMO Series 2004-C12 Class
07/15/2041	0.190%	14,915,420	34,113
CMO Series 2006-C24 Class XC
03/15/2045	0.079%	5,948,371	42
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(a),(d)
Series 2013-120B Class A
03/18/2028	2.710%	2,000,000	1,987,399
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16
08/15/2050	2.819%	2,930,820	2,933,841
WF-RBS Commercial Mortgage Trust(a)
Series 2011-C3 Class A4
03/15/2044	4.375%	1,200,000	1,241,443
WF-RBS Commercial Mortgage Trust
Series 2012-C6 Class A4
04/15/2045	3.440%	960,000	969,350
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $115,905,253)			114,150,542

Corporate Bonds & Notes 25.1%

Aerospace & Defense 0.6%
Airbus Finance BV(a)
04/17/2023	2.700%	589,000	575,681
Airbus Group SE(a)
04/10/2027	3.150%	409,000	399,025
04/10/2047	3.950%	150,000	150,535
BAE Systems Holdings, Inc.(a)
06/01/2019	6.375%	555,000	577,515
10/07/2024	3.800%	725,000	735,346
Boeing Co. (The)
03/01/2028	3.250%	855,000	846,165
03/01/2038	3.550%	455,000	443,852
03/01/2048	3.625%	365,000	352,151
Harris Corp.
04/27/2035	4.854%	570,000	611,460
Lockheed Martin Corp.
05/15/2036	4.500%	1,100,000	1,167,383
09/15/2052	4.090%	897,000	872,905
Northrop Grumman Corp.
10/15/2020	2.080%	1,885,000	1,843,672
10/15/2022	2.550%	1,873,000	1,815,304
08/01/2023	3.250%	1,745,000	1,735,005
02/01/2027	3.200%	1,920,000	1,837,692
01/15/2028	3.250%	2,217,000	2,117,071
10/15/2047	4.030%	1,260,000	1,212,630
Northrop Grumman Systems Corp.
02/15/2031	7.750%	400,000	542,995
Rockwell Collins, Inc.
03/15/2024	3.200%	175,000	170,246
04/15/2047	4.350%	66,000	65,305
Total			18,071,938

122	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Agencies 0.1%
Israel Government AID Bond(i)
11/01/2024	0.000%	5,000,000	4,005,780
Airlines 0.3%
Air Canada Pass-Through Trust(a)
05/15/2025	4.125%	806,795	815,806
Series 2017-1 Class A
01/15/2030	3.550%	544,000	525,386
Series 2017-1 Class AA
01/15/2030	3.300%	384,000	368,321
American Airlines Pass-Through Trust
01/15/2023	4.950%	584,829	606,830
Series 2016-2 Class A
06/15/2028	3.650%	208,560	203,739
Series 2016-3 Class AA
10/15/2028	3.000%	2,190,787	2,063,984
Series 2017-1 Class AA
02/15/2029	3.650%	659,246	651,615
Series 2017-2 Class B
10/15/2025	3.700%	226,000	220,168
British Airways Pass-Through Trust(a)
Series 2018-1 Class A
09/20/2031	4.125%	661,000	665,444
Series 2018-1 Class AA
09/20/2031	3.800%	495,000	499,873
Continental Airlines Pass-Through Trust
04/19/2022	5.983%	611,103	652,866
10/29/2024	4.000%	144,336	145,558
Spirit Airlines Pass-Through Trust
02/15/2030	3.375%	306,000	296,916
United Airlines Pass-Through Trust
Series 2016-1 Class B
01/07/2026	3.650%	131,000	127,471
Series 2018-1 Class A
03/01/2030	3.700%	465,000	458,025
Series 2018-1 Class AA
03/01/2030	3.500%	820,000	806,142
United Airlines, Inc. Pass-Through Trust
08/15/2025	4.300%	250,704	256,730
Series 2016-1 Class A
07/07/2028	3.450%	542,306	526,767
Total			9,891,641
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apartment REIT 0.1%
AvalonBay Communities, Inc.
11/15/2024	3.500%	215,000	214,549
11/15/2025	3.500%	300,000	297,844
10/15/2046	3.900%	85,000	80,876
ERP Operating LP
04/15/2023	3.000%	200,000	196,920
03/01/2028	3.500%	221,000	216,424
Mid-America Apartments LP
10/15/2023	4.300%	56,000	58,030
06/15/2024	3.750%	1,430,000	1,424,515
11/15/2025	4.000%	740,000	745,125
06/01/2027	3.600%	572,000	553,988
UDR, Inc.
09/01/2026	2.950%	363,000	334,852
Total			4,123,123
Automotive 0.6%
BMW U.S. Capital LLC(a)
09/15/2023	2.250%	720,000	681,087
Ford Motor Co.
07/16/2031	7.450%	1,300,000	1,576,647
12/08/2046	5.291%	1,830,000	1,788,776
Ford Motor Credit Co. LLC
01/09/2022	3.219%	271,000	266,448
03/28/2022	3.339%	2,225,000	2,190,172
01/09/2024	3.810%	978,000	959,536
08/04/2025	4.134%	940,000	925,786
11/02/2027	3.815%	1,857,000	1,746,947
General Motors Co.
04/01/2036	6.600%	124,000	142,271
04/01/2038	5.150%	1,415,000	1,411,683
General Motors Financial Co., Inc.
01/14/2022	3.450%	251,000	249,125
04/13/2024	3.950%	600,000	596,082
11/07/2024	3.500%	2,022,000	1,951,798
01/15/2025	4.000%	335,000	331,095
07/13/2025	4.300%	1,525,000	1,526,333
10/06/2026	4.000%	1,890,000	1,836,970
01/17/2027	4.350%	1,207,000	1,199,838
Total			19,380,594
Banking 6.7%
ABN AMRO Bank NV(a)
10/30/2018	2.500%	720,000	719,168
06/04/2020	2.450%	1,195,000	1,177,759
Subordinated
07/28/2025	4.750%	431,000	441,712

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	123

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Express Co.
Subordinated
12/05/2024	3.625%	170,000	169,115
American Express Credit Corp.
07/31/2018	1.800%	651,000	650,331
05/05/2021	2.250%	331,000	322,158
03/03/2022	2.700%	210,000	205,463
ANZ New Zealand International Ltd.(a)
09/23/2019	2.600%	1,000,000	995,863
08/06/2020	2.850%	478,000	474,850
Australia & New Zealand Banking Group Ltd.(a)
Subordinated
05/19/2026	4.400%	226,000	226,836
Banco Santander SA
04/11/2022	3.500%	600,000	597,436
02/23/2023	3.125%	1,400,000	1,356,551
04/11/2027	4.250%	805,000	802,045
Bank of America Corp.
04/25/2018	6.875%	500,000	501,593
10/19/2020	2.625%	225,000	222,867
10/21/2022	2.503%	326,000	312,954
01/11/2023	3.300%	8,390,000	8,368,664
07/24/2023	4.100%	250,000	258,458
04/01/2024	4.000%	2,981,000	3,045,300
Subordinated
08/26/2024	4.200%	250,000	253,399
01/22/2025	4.000%	459,000	457,850
03/03/2026	4.450%	895,000	913,032
Bank of America Corp.(j)
01/20/2023	3.124%	2,184,000	2,162,171
04/24/2023	2.881%	575,000	562,672
03/05/2024	3.550%	4,350,000	4,364,781
04/24/2028	3.705%	1,800,000	1,768,950
07/21/2028	3.593%	1,790,000	1,737,671
03/05/2029	3.970%	675,000	675,674
04/24/2038	4.244%	1,261,000	1,284,173
Bank of America Corp.(a),(j)
12/20/2023	3.004%	53,000	51,960
12/20/2028	3.419%	1,947,000	1,864,282
Bank of America NA
Subordinated
10/15/2036	6.000%	700,000	872,206
Bank of Montreal
01/25/2019	2.375%	1,633,000	1,629,781
Bank of New York Mellon Corp. (The)(j)
05/16/2023	2.661%	200,000	194,596
Bank of New York Mellon Corp. (The)
08/16/2023	2.200%	1,100,000	1,037,186
11/18/2025	3.950%	575,000	589,002
05/16/2027	3.250%	1,824,000	1,760,186
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of Nova Scotia (The)
10/21/2020	2.350%	1,243,000	1,223,178
09/19/2022	2.450%	400,000	387,604
Barclays PLC
03/16/2025	3.650%	1,491,000	1,438,398
01/12/2026	4.375%	1,039,000	1,044,253
BB&T Corp.
04/30/2019	6.850%	400,000	416,680
Subordinated
11/01/2019	5.250%	800,000	828,887
BNP Paribas SA(a)
03/01/2023	3.500%	3,062,000	3,035,523
01/09/2025	3.375%	1,024,000	990,668
BNP Paribas SA(a),(j)
Subordinated
03/01/2033	4.375%	250,000	245,479
BNZ International Funding Ltd.(a)
09/14/2021	2.100%	450,000	432,054
02/21/2022	2.900%	800,000	785,761
11/03/2022	2.650%	600,000	578,273
BPCE SA
07/15/2019	2.500%	250,000	248,710
12/02/2026	3.375%	700,000	678,180
BPCE SA(a)
Subordinated
07/11/2024	4.625%	500,000	508,942
Capital One Financial Corp.
05/12/2020	2.500%	350,000	344,510
10/30/2020	2.400%	1,090,000	1,068,281
01/30/2023	3.200%	1,353,000	1,319,285
04/24/2024	3.750%	379,000	377,561
01/31/2028	3.800%	810,000	784,641
Subordinated
10/29/2025	4.200%	1,625,000	1,608,461
Capital One NA
08/08/2022	2.650%	1,024,000	985,814
Citigroup, Inc.
07/30/2018	2.150%	822,000	821,081
08/02/2021	2.350%	269,000	261,342
04/25/2022	2.750%	900,000	877,720
10/27/2022	2.700%	3,219,000	3,119,546
12/01/2025	7.000%	765,000	900,424
10/21/2026	3.200%	1,616,000	1,534,639
01/15/2028	6.625%	215,000	255,602
Subordinated
03/26/2025	3.875%	300,000	296,413
06/10/2025	4.400%	742,000	754,845
09/13/2025	5.500%	998,000	1,082,887
09/29/2027	4.450%	3,060,000	3,097,990
07/25/2028	4.125%	998,000	986,018

124	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(j)
01/24/2023	3.142%	3,535,000	3,493,517
07/24/2028	3.668%	600,000	585,697
01/24/2039	3.878%	506,000	485,544
Citizens Bank NA
03/29/2023	3.700%	2,360,000	2,368,914
Citizens Financial Group, Inc.
Subordinated
12/03/2025	4.300%	386,000	391,745
Comerica, Inc.
Subordinated
07/22/2026	3.800%	656,000	645,731
Commonwealth Bank of Australia(a)
09/06/2021	2.000%	500,000	480,339
03/16/2023	3.450%	2,455,000	2,456,156
03/16/2028	3.900%	2,180,000	2,192,402
Subordinated
12/09/2025	4.500%	703,000	710,639
Cooperatieve Rabobank UA
01/11/2021	4.500%	620,000	642,709
Subordinated
08/04/2025	4.375%	358,000	361,469
Cooperatieve Rabobank UA(a)
09/30/2110	5.800%	500,000	605,181
Credit Agricole SA(a)
Subordinated
03/17/2025	4.375%	340,000	339,391
Credit Suisse AG
10/29/2021	3.000%	835,000	826,122
Credit Suisse Group AG(a)
01/09/2023	3.574%	1,225,000	1,218,147
Credit Suisse Group AG(a),(j)
01/12/2029	3.869%	250,000	242,171
Credit Suisse Group Funding Guernsey Ltd.
09/15/2022	3.800%	1,220,000	1,228,857
06/09/2023	3.800%	1,240,000	1,243,096
03/26/2025	3.750%	500,000	488,303
04/17/2026	4.550%	1,475,000	1,508,403
Danske Bank A/S(a)
03/02/2022	2.700%	542,000	529,819
Deutsche Bank AG
10/14/2021	4.250%	1,850,000	1,877,628
01/13/2026	4.100%	600,000	582,525
Discover Bank
08/08/2023	4.200%	421,000	429,731
07/27/2026	3.450%	633,000	597,844
DNB Bank ASA(a)
10/02/2020	2.125%	2,930,000	2,863,419
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fifth Third Bancorp
03/14/2028	3.950%	400,000	402,176
Goldman Sachs Group, Inc. (The)
06/15/2020	6.000%	597,000	632,488
09/15/2020	2.750%	2,068,000	2,046,567
02/23/2023	3.200%	1,302,000	1,283,061
01/23/2025	3.500%	578,000	567,438
05/22/2025	3.750%	4,028,000	3,983,249
11/16/2026	3.500%	2,325,000	2,236,871
01/26/2027	3.850%	2,122,000	2,091,815
Subordinated
10/21/2025	4.250%	531,000	533,753
10/01/2037	6.750%	822,000	1,030,277
Goldman Sachs Group, Inc. (The)(j)
07/24/2023	2.905%	652,000	634,146
09/29/2025	3.272%	887,000	852,746
06/05/2028	3.691%	1,744,000	1,694,312
HSBC Holdings PLC
01/05/2022	2.650%	2,183,000	2,123,319
03/30/2022	4.000%	586,000	600,115
05/25/2023	3.600%	1,357,000	1,358,202
Subordinated
03/14/2024	4.250%	2,500,000	2,513,647
HSBC Holdings PLC(j)
03/13/2028	4.041%	744,000	741,550
Huntington Bancshares, Inc.
03/14/2021	3.150%	141,000	140,604
01/14/2022	2.300%	1,152,000	1,103,706
Intesa Sanpaolo SpA(a)
07/14/2022	3.125%	1,073,000	1,039,481
01/12/2023	3.375%	635,000	618,536
07/14/2027	3.875%	2,065,000	1,954,031
01/12/2028	3.875%	877,000	827,057
01/12/2048	4.375%	790,000	734,022
JPMorgan Chase & Co.
08/15/2021	2.295%	1,167,000	1,133,261
10/01/2026	2.950%	3,055,000	2,874,871
JPMorgan Chase & Co.(j)
07/24/2038	3.882%	2,175,000	2,107,162
02/22/2048	4.260%	575,000	579,300
KeyBank NA
05/22/2022	3.180%	1,373,000	1,363,162
Lloyds Banking Group PLC
01/11/2027	3.750%	1,337,000	1,292,795
03/22/2028	4.375%	3,601,000	3,636,783
Subordinated
12/10/2025	4.582%	500,000	500,290
01/09/2048	4.344%	960,000	894,024

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	125

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Macquarie Bank Ltd.(a)
07/29/2025	4.000%	960,000	968,305
01/15/2026	3.900%	370,000	370,218
Macquarie Group Ltd.(a)
01/14/2020	6.000%	600,000	627,490
01/14/2021	6.250%	926,000	991,810
Macquarie Group Ltd.(a),(j)
03/27/2029	4.654%	450,000	453,933
Mitsubishi UFJ Financial Group, Inc.
03/01/2021	2.950%	382,000	379,590
02/22/2022	2.998%	177,000	174,778
09/13/2023	2.527%	384,000	365,446
Mitsubishi UFJ Trust & Banking Corp.(a)
10/16/2019	2.450%	400,000	396,571
Mizuho Financial Group, Inc.
02/28/2022	2.953%	435,000	427,053
Morgan Stanley
09/23/2019	5.625%	130,000	134,904
01/26/2020	5.500%	600,000	626,060
07/24/2020	5.500%	324,000	340,351
01/25/2021	5.750%	372,000	396,508
07/28/2021	5.500%	3,235,000	3,454,640
11/17/2021	2.625%	2,915,000	2,843,087
05/19/2022	2.750%	4,305,000	4,196,746
01/23/2023	3.125%	219,000	215,850
07/23/2025	4.000%	2,053,000	2,072,865
01/20/2027	3.625%	2,913,000	2,850,411
Subordinated
11/24/2025	5.000%	1,113,000	1,168,248
Morgan Stanley(j)
07/22/2028	3.591%	889,000	860,611
01/24/2029	3.772%	880,000	864,617
07/22/2038	3.971%	813,000	792,679
MUFG Union Bank NA
05/06/2019	2.250%	250,000	248,199
Nationwide Building Society(a),(j)
03/08/2029	4.302%	300,000	298,860
Nationwide Building Society(a)
Subordinated
09/14/2026	4.000%	879,000	845,921
Nordea Bank AB(a)
01/27/2020	4.875%	300,000	309,785
Subordinated
09/21/2022	4.250%	910,000	936,915
Northern Trust Corp.(j)
Junior Subordinated
05/08/2032	3.375%	231,000	220,722
PNC Bank NA
01/22/2021	2.500%	1,755,000	1,728,203
01/22/2028	3.250%	1,995,000	1,921,951
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
01/30/2023	2.950%	570,000	555,997
Regions Financial Corp.
02/08/2021	3.200%	643,000	642,101
Santander Holdings U.S.A., Inc.
01/18/2023	3.400%	1,348,000	1,317,989
07/13/2027	4.400%	786,000	778,359
Santander UK Group Holdings PLC
01/08/2021	3.125%	269,000	267,571
Santander UK Group Holdings PLC(a)
Subordinated
09/15/2025	4.750%	1,500,000	1,509,151
Societe Generale SA(a)
Subordinated
04/14/2025	4.250%	900,000	887,280
SouthTrust Bank
Subordinated
05/15/2025	7.690%	500,000	613,585
Standard Chartered PLC(a),(j)
Subordinated
03/15/2033	4.866%	700,000	703,564
State Street Corp.(j)
05/15/2023	2.653%	250,000	243,915
State Street Corp.
05/15/2023	3.100%	630,000	623,451
Sumitomo Mitsui Financial Group, Inc.
01/11/2022	2.846%	1,200,000	1,178,402
10/18/2022	2.778%	452,000	439,068
07/14/2026	2.632%	590,000	539,684
10/19/2026	3.010%	297,000	279,205
SunTrust Banks, Inc.
01/27/2022	2.700%	355,000	347,269
Synchrony Financial
08/04/2026	3.700%	523,000	489,587
12/01/2027	3.950%	2,227,000	2,105,902
Toronto-Dominion Bank (The)(j)
Subordinated
09/15/2031	3.625%	583,000	558,112
U.S. Bancorp
01/24/2022	2.625%	309,000	304,373
07/22/2026	2.375%	1,200,000	1,089,962
UBS Group Funding AG(a),(j)
08/15/2023	2.859%	200,000	192,895
UBS Group Funding Switzerland AG(a)
02/01/2022	2.650%	2,740,000	2,657,729
05/23/2023	3.491%	2,750,000	2,724,279
09/24/2025	4.125%	200,000	201,298
04/15/2026	4.125%	401,000	402,261

126	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.
03/04/2021	2.500%	460,000	451,502
01/24/2023	3.069%	796,000	782,825
09/09/2024	3.300%	750,000	732,108
09/29/2025	3.550%	2,000,000	1,964,186
12/07/2046	4.750%	574,000	588,519
Subordinated
06/03/2026	4.100%	777,000	773,930
07/22/2027	4.300%	395,000	397,776
11/17/2045	4.900%	719,000	754,293
Westpac Banking Corp.
01/25/2021	2.650%	1,350,000	1,334,240
06/28/2022	2.500%	500,000	484,559
01/25/2028	3.400%	500,000	484,975
Westpac Banking Corp.(j)
11/23/2031	4.322%	600,000	592,621
Total			215,346,511
Brokerage/Asset Managers/Exchanges 0.1%
Blackstone Holdings Finance Co. LLC(a)
03/15/2021	5.875%	850,000	913,174
Brookfield Finance, Inc.
09/20/2047	4.700%	369,000	358,932
Carlyle Holdings(b),(c),(e)
3-month USD LIBOR + 2.000% 07/15/2019	3.302%	133,626	132,624
Daiwa Securities Group, Inc.(a)
04/19/2022	3.129%	305,000	301,013
Invesco Finance PLC
01/15/2026	3.750%	567,000	570,725
Jefferies Group LLC/Capital Finance, Inc.
01/15/2027	4.850%	203,000	207,385
Lazard Group LLC
02/13/2025	3.750%	275,000	270,386
Nomura Holdings, Inc.
03/04/2020	6.700%	190,000	202,474
Total			2,956,713
Building Materials 0.0%
CRH America Finance, Inc.(a)
05/09/2027	3.400%	311,000	298,212
Martin Marietta Materials, Inc.
06/01/2027	3.450%	395,000	378,210
Vulcan Materials Co.
06/15/2047	4.500%	635,000	603,303
Total			1,279,725
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.4%
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	560,000	571,395
07/23/2025	4.908%	700,000	713,953
02/15/2028	3.750%	583,000	537,394
03/15/2028	4.200%	906,000	866,192
05/01/2047	5.375%	563,000	548,284
Comcast Corp.
11/15/2035	6.500%	1,378,000	1,748,646
11/01/2049	3.999%	782,000	734,756
11/01/2052	4.049%	1,875,000	1,764,154
Cox Communications, Inc.(a)
08/15/2047	4.600%	274,000	262,975
Sky PLC(a)
09/16/2024	3.750%	363,000	368,451
TCI Communications, Inc.
02/15/2028	7.125%	415,000	517,735
Time Warner Cable LLC
05/01/2037	6.550%	1,010,000	1,133,581
Time Warner Entertainment Co. LP
07/15/2033	8.375%	1,295,000	1,696,133
Total			11,463,649
Chemicals 0.4%
Agrium, Inc.
03/15/2035	4.125%	1,900,000	1,873,159
Air Liquide Finance SA(a)
09/27/2023	2.250%	515,000	487,311
Albemarle Corp.
12/01/2044	5.450%	270,000	291,517
CF Industries, Inc.(a)
12/01/2021	3.400%	1,703,000	1,687,012
12/01/2026	4.500%	1,170,000	1,193,930
Chevron Phillips Chemical Co. LLC/LP(a)
12/01/2026	3.400%	475,000	469,065
Ecolab, Inc.
12/08/2041	5.500%	132,000	157,329
Ecolab, Inc.(a)
12/01/2047	3.950%	1,076,000	1,045,902
Monsanto Co.
07/15/2064	4.700%	300,000	288,335
Mosaic Co. (The)
11/15/2033	5.450%	1,036,000	1,106,861
Potash Corp. of Saskatchewan, Inc.
05/15/2019	6.500%	450,000	467,222

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	127

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sherwin-Williams Co. (The)
06/01/2022	2.750%	1,428,000	1,389,840
06/01/2024	3.125%	165,000	159,728
06/01/2027	3.450%	554,000	531,012
06/01/2047	4.500%	520,000	519,140
Union Carbide Corp.
06/01/2025	7.500%	515,000	621,920
10/01/2096	7.750%	920,000	1,201,839
Total			13,491,122
Construction Machinery 0.1%
John Deere Capital Corp.
06/24/2024	2.650%	1,360,000	1,306,625
09/08/2027	2.800%	1,351,000	1,273,096
Total			2,579,721
Consumer Cyclical Services 0.3%
Alibaba Group Holding Ltd.
12/06/2027	3.400%	345,000	327,293
12/06/2037	4.000%	545,000	519,210
12/06/2047	4.200%	383,000	364,229
12/06/2057	4.400%	466,000	442,828
Amazon.com, Inc.
12/05/2024	3.800%	544,000	558,528
12/05/2034	4.800%	500,000	554,138
Amazon.com, Inc.(a)
08/22/2027	3.150%	1,098,000	1,059,602
08/22/2037	3.875%	1,513,000	1,505,716
08/22/2047	4.050%	820,000	817,452
08/22/2057	4.250%	1,131,000	1,132,788
Booking Holdings, Inc.
03/15/2023	2.750%	321,000	309,924
eBay, Inc.
08/01/2024	3.450%	676,000	667,864
Total			8,259,572
Consumer Products 0.1%
Church & Dwight Co., Inc.
08/01/2022	2.450%	445,000	430,708
08/01/2027	3.150%	719,000	678,131
08/01/2047	3.950%	445,000	416,064
Mead Johnson Nutrition Co.
06/01/2044	4.600%	350,000	363,250
Newell Brands, Inc.
04/01/2036	5.375%	200,000	208,747
04/01/2046	5.500%	150,000	158,252
Procter & Gamble Co. (The)
08/11/2027	2.850%	540,000	517,612
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Unilever Capital Corp.
03/22/2025	3.375%	230,000	229,727
Total			3,002,491
Diversified Manufacturing 0.1%
ABB Finance U.S.A., Inc.(h)
04/03/2028	3.800%	345,000	340,706
Eaton Corp.
04/01/2024	7.625%	500,000	592,479
General Electric Co.
01/14/2038	5.875%	515,000	599,715
Ingersoll-Rand Global Holding Co., Ltd.
08/21/2028	3.750%	500,000	496,276
Johnson Controls International PLC
12/01/2041	5.250%	865,000	929,257
Nvent Finance Sarl(a)
04/15/2028	4.550%	450,000	451,878
Siemens Financieringsmaatschappij NV(a)
09/15/2046	3.300%	600,000	539,510
Valmont Industries, Inc.
10/01/2054	5.250%	420,000	418,009
WW Grainger, Inc.
06/15/2045	4.600%	200,000	212,056
Total			4,579,886
Electric 1.6%
Alabama Power Co.
02/15/2033	5.700%	467,000	544,520
05/15/2038	6.125%	70,000	89,348
12/01/2047	3.700%	594,000	570,932
Appalachian Power Co.
06/01/2027	3.300%	905,000	878,362
Arizona Public Service Co.
04/01/2042	4.500%	93,000	100,781
Baltimore Gas & Electric Co.
08/15/2046	3.500%	376,000	345,385
08/15/2047	3.750%	556,000	534,829
Berkshire Hathaway Energy Co.
11/15/2023	3.750%	976,000	995,725
02/01/2025	3.500%	529,000	529,648
Berkshire Hathaway Energy Co.(a)
04/15/2028	3.250%	643,000	620,781
China Southern Power Grid International Finance BVI Co., Ltd.(a)
05/08/2027	3.500%	720,000	694,056
CMS Energy Corp.
08/15/2027	3.450%	300,000	290,810

128	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth Edison Co.
08/15/2027	2.950%	410,000	393,455
06/15/2046	3.650%	243,000	229,783
08/15/2047	3.750%	370,000	354,824
03/01/2048	4.000%	551,000	553,648
Connecticut Light & Power Co. (The)
04/01/2048	4.000%	1,109,000	1,133,756
Consolidated Edison Co. of New York, Inc.
06/15/2047	3.875%	450,000	441,242
Consumers Energy Co.
08/31/2064	4.350%	547,000	555,293
Dominion Energy, Inc.
08/15/2019	1.600%	1,045,000	1,027,003
08/15/2021	2.000%	835,000	798,707
08/01/2033	5.250%	1,315,000	1,482,311
DTE Electric Co.
06/15/2042	3.950%	364,000	364,458
Duke Energy Carolinas LLC
03/15/2023	2.500%	934,000	906,883
12/01/2028	6.000%	600,000	721,892
01/15/2038	6.000%	226,000	289,666
12/15/2041	4.250%	313,000	328,245
Duke Energy Corp.
09/01/2021	1.800%	1,265,000	1,203,966
09/01/2026	2.650%	213,000	194,337
08/15/2027	3.150%	276,000	260,306
Duke Energy Indiana LLC
05/15/2046	3.750%	550,000	529,403
Duke Energy Progress LLC
04/01/2035	5.700%	300,000	362,023
10/15/2046	3.700%	323,000	309,218
09/15/2047	3.600%	300,000	282,647
Duquesne Light Holdings, Inc.(a)
08/01/2027	3.616%	1,585,000	1,524,851
Edison International
03/15/2023	2.950%	500,000	484,622
03/15/2028	4.125%	180,000	181,262
Enel Finance International NV(a)
05/25/2027	3.625%	380,000	362,325
04/06/2028	3.500%	335,000	312,696
Entergy Arkansas, Inc.
04/01/2026	3.500%	307,000	306,506
Entergy Corp.
09/01/2026	2.950%	336,000	312,857
Entergy Louisiana LLC
06/01/2031	3.050%	472,000	440,216
03/15/2033	4.000%	1,065,000	1,085,154
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exelon Generation Co. LLC
03/15/2022	3.400%	370,000	369,994
06/15/2022	4.250%	384,000	394,216
10/01/2039	6.250%	300,000	326,546
FirstEnergy Corp.
07/15/2027	3.900%	583,000	571,847
Florida Power & Light Co.
09/01/2035	5.400%	600,000	707,132
03/01/2048	3.950%	1,009,000	1,026,043
Fortis, Inc.
10/04/2026	3.055%	1,000,000	926,354
Georgia Power Co.
03/15/2042	4.300%	275,000	280,019
Indiana Michigan Power Co.
03/15/2019	7.000%	420,000	435,709
03/15/2046	4.550%	585,000	620,697
IPALCO Enterprises, Inc.
09/01/2024	3.700%	1,398,000	1,375,045
ITC Holdings Corp.(a)
11/15/2027	3.350%	777,000	742,012
Jersey Central Power & Light Co.
06/01/2037	6.150%	150,000	184,218
Kansas City Power & Light Co.
10/01/2041	5.300%	750,000	863,276
MidAmerican Energy Co.
11/01/2035	5.750%	600,000	733,394
Nevada Power Co.
04/01/2036	6.650%	225,000	300,464
09/15/2040	5.375%	546,000	647,171
New England Power Co.(a)
12/05/2047	3.800%	168,000	162,170
Niagara Mohawk Power Corp.(a)
10/01/2034	4.278%	753,000	785,119
Northern States Power Co.
06/01/2036	6.250%	150,000	195,879
09/15/2047	3.600%	729,000	695,473
Oncor Electric Delivery Co. LLC
09/01/2022	7.000%	155,000	178,675
Pacific Gas & Electric Co.(a)
12/01/2027	3.300%	1,360,000	1,290,534
12/01/2047	3.950%	200,000	185,625
Pacific Gas & Electric Co.
03/01/2034	6.050%	450,000	535,814
04/15/2042	4.450%	257,000	257,822
08/15/2042	3.750%	531,000	481,695
PacifiCorp
10/15/2037	6.250%	200,000	260,571

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	129

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PECO Energy Co.
10/15/2025	3.150%	1,480,000	1,456,430
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	143,000	134,564
Potomac Electric Power Co.
12/15/2038	7.900%	160,000	238,821
03/15/2043	4.150%	250,000	257,561
PPL Capital Funding, Inc.
06/15/2022	4.200%	313,000	322,194
09/15/2047	4.000%	380,000	367,166
Progress Energy, Inc.
01/15/2021	4.400%	187,000	192,336
PSEG Power LLC
09/15/2021	4.150%	233,000	238,304
Public Service Co. of New Hampshire
11/01/2023	3.500%	303,000	304,284
Public Service Co. of Oklahoma
02/01/2021	4.400%	231,000	239,584
San Diego Gas & Electric Co.
06/01/2026	6.000%	525,000	608,934
05/15/2040	5.350%	21,000	25,030
South Carolina Electric & Gas Co.
05/15/2033	5.300%	350,000	386,237
12/15/2039	5.500%	150,000	163,134
06/01/2065	5.100%	199,000	212,388
Southern California Edison Co.
03/01/2028	3.650%	200,000	200,519
01/15/2036	5.550%	130,000	152,698
02/01/2038	5.950%	210,000	264,314
03/01/2048	4.125%	410,000	418,473
Southern Co. (The)
07/01/2026	3.250%	630,000	597,970
Southern Power Co.
09/15/2041	5.150%	1,166,000	1,253,839
Southwestern Electric Power Co.
10/01/2026	2.750%	270,000	250,414
04/01/2045	3.900%	813,000	780,796
02/01/2048	3.850%	705,000	670,707
Southwestern Public Service Co.
08/15/2041	4.500%	338,000	365,029
08/15/2047	3.700%	830,000	800,360
Toledo Edison Co. (The)
05/15/2037	6.150%	600,000	750,479
Union Electric Co.
06/15/2027	2.950%	286,000	273,349
Virginia Electric and Power Co.
03/15/2023	2.750%	127,000	124,169
11/15/2038	8.875%	205,000	342,175
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Electric Power Co.
06/01/2025	3.100%	192,000	188,028
Xcel Energy, Inc.
07/01/2036	6.500%	300,000	389,373
09/15/2041	4.800%	90,000	98,640
Total			52,530,545
Environmental 0.0%
Republic Services, Inc.
07/01/2026	2.900%	174,000	163,303
Finance Companies 0.4%
AerCap Ireland Capital DAC/Global Aviation Trust
01/23/2023	3.300%	935,000	909,765
01/15/2025	3.500%	2,180,000	2,095,381
Air Lease Corp.
04/01/2021	3.875%	450,000	457,049
03/01/2025	3.250%	645,000	615,709
04/01/2027	3.625%	1,235,000	1,176,057
12/01/2027	3.625%	865,000	821,198
Aviation Capital Group LLC(a)
11/01/2027	3.500%	600,000	564,079
GE Capital International Funding Co. Unlimited Co.
11/15/2025	3.373%	1,700,000	1,642,443
11/15/2035	4.418%	2,221,000	2,163,534
International Lease Finance Corp.
01/15/2022	8.625%	1,000,000	1,166,196
Total			11,611,411
Food and Beverage 1.3%
Anheuser-Busch InBev Finance, Inc.
02/01/2021	2.650%	2,435,000	2,414,826
02/01/2023	3.300%	5,240,000	5,240,629
02/01/2036	4.700%	5,200,000	5,501,283
Anheuser-Busch InBev Worldwide, Inc.(h)
01/12/2024	3.500%	982,000	988,630
04/13/2028	4.000%	1,958,000	1,983,227
04/15/2038	4.375%	1,578,000	1,608,911
04/15/2048	4.600%	926,000	957,700
04/15/2058	4.750%	2,144,000	2,197,692
Anheuser-Busch InBev Worldwide, Inc.
01/15/2039	8.200%	410,000	612,221
10/06/2048	4.439%	792,000	796,856
Brown-Forman Corp.
07/15/2045	4.500%	525,000	569,814
Bunge Ltd. Finance Corp.
11/24/2020	3.500%	276,000	277,416
08/15/2026	3.250%	284,000	266,446
09/25/2027	3.750%	382,000	369,176

130	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Campbell Soup Co.
03/15/2025	3.950%	590,000	587,161
03/15/2028	4.150%	930,000	923,551
Cargill, Inc.(a)
03/01/2023	3.250%	140,000	140,221
11/01/2036	7.250%	300,000	388,061
ConAgra Foods, Inc.
10/01/2026	7.125%	183,000	217,118
Constellation Brands, Inc.
02/15/2023	3.200%	1,222,000	1,200,248
05/01/2023	4.250%	150,000	153,904
02/15/2028	3.600%	1,864,000	1,797,483
Danone SA(a)
11/02/2023	2.589%	1,450,000	1,375,947
Diageo Investment Corp.
09/15/2022	8.000%	865,000	1,028,588
Dr. Pepper Snapple Group, Inc.(a)
06/15/2027	3.430%	135,000	128,912
Kellogg Co.
11/15/2027	3.400%	550,000	523,655
Kraft Heinz Foods Co.
07/02/2020	2.800%	1,683,000	1,671,372
07/15/2025	3.950%	500,000	497,883
01/26/2039	6.875%	1,205,000	1,486,136
02/09/2040	6.500%	500,000	594,377
07/15/2045	5.200%	240,000	244,213
06/01/2046	4.375%	2,028,000	1,855,774
Kraft Heinz Foods Co.(j)
03/15/2032	6.750%	500,000	605,653
McCormick & Co., Inc.
08/15/2024	3.150%	209,000	202,677
08/15/2027	3.400%	198,000	189,473
PepsiCo, Inc.
10/06/2046	3.450%	800,000	736,265
Sysco Corp.
03/15/2025	3.550%	105,000	104,641
10/01/2025	3.750%	388,000	394,395
Tyson Foods, Inc.
08/15/2034	4.875%	370,000	392,707
Total			41,225,242
Health Care 0.9%
Abbott Laboratories
09/15/2025	3.875%	645,000	651,701
11/30/2026	3.750%	2,325,000	2,311,024
11/30/2046	4.900%	374,000	411,520
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Becton Dickinson and Co.
06/05/2020	2.404%	1,925,000	1,888,411
06/06/2022	2.894%	1,615,000	1,567,359
12/15/2024	3.734%	160,000	157,250
06/06/2027	3.700%	1,290,000	1,244,266
12/15/2044	4.685%	1,085,000	1,090,826
Cardinal Health, Inc.
06/15/2027	3.410%	400,000	376,815
CVS Health Corp.
03/09/2021	3.350%	1,532,000	1,540,440
12/01/2022	2.750%	500,000	481,666
03/25/2025	4.100%	4,064,000	4,097,581
03/25/2028	4.300%	2,134,000	2,145,566
03/25/2038	4.780%	2,149,000	2,178,274
03/25/2048	5.050%	997,000	1,048,457
Express Scripts Holding Co.
07/15/2023	3.000%	178,000	170,473
02/25/2026	4.500%	577,000	589,039
07/15/2046	4.800%	218,000	222,276
McKesson Corp.
02/16/2028	3.950%	107,000	105,905
Memorial Sloan-Kettering Cancer Center
07/01/2055	4.200%	60,000	62,474
Providence St Joseph Health Obligated Group
10/01/2026	2.746%	307,000	289,623
Stryker Corp.
03/07/2028	3.650%	2,535,000	2,545,670
Thermo Fisher Scientific, Inc.
09/19/2026	2.950%	1,237,000	1,153,674
08/15/2027	3.200%	1,515,000	1,435,655
Zimmer Biomet Holdings, Inc.
03/19/2023	3.700%	174,000	174,327
Total			27,940,272
Healthcare Insurance 0.2%
Aetna, Inc.
12/15/2037	6.750%	590,000	764,477
Anthem, Inc.
11/21/2020	2.500%	1,244,000	1,223,204
12/01/2022	2.950%	1,245,000	1,214,515
12/01/2024	3.350%	970,000	942,808
03/01/2028	4.101%	565,000	565,705
12/01/2047	4.375%	94,000	92,100
Magellan Health, Inc.
09/22/2024	4.400%	750,000	746,991

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	131

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UnitedHealth Group, Inc.
03/15/2026	3.100%	642,000	621,106
07/15/2035	4.625%	658,000	720,668
03/15/2036	5.800%	185,000	227,335
11/15/2037	6.625%	285,000	384,466
Total			7,503,375
Healthcare REIT 0.1%
HCP, Inc.
03/01/2024	4.200%	81,000	81,809
08/15/2024	3.875%	694,000	688,710
Senior Housing Properties Trust
05/01/2019	3.250%	400,000	400,324
02/15/2028	4.750%	500,000	490,834
Ventas Realty LP
05/01/2024	3.750%	690,000	691,278
01/15/2026	4.125%	258,000	260,197
04/01/2027	3.850%	246,000	240,925
Welltower, Inc.
06/01/2025	4.000%	1,252,000	1,250,968
Total			4,105,045
Home Construction 0.0%
Lennar Corp.(a)
11/29/2027	4.750%	1,485,000	1,429,321
Independent Energy 0.5%
Anadarko Holding Co.
05/15/2028	7.150%	570,000	658,114
Anadarko Petroleum Corp.
03/15/2021	4.850%	656,000	681,625
07/15/2044	4.500%	466,000	446,176
Apache Corp.
04/15/2022	3.250%	64,000	63,285
01/15/2037	6.000%	200,000	227,304
04/15/2043	4.750%	268,000	264,322
Canadian Natural Resources Ltd.
06/30/2033	6.450%	1,423,000	1,710,314
Cimarex Energy Co.
06/01/2024	4.375%	1,810,000	1,865,485
Concho Resources, Inc.
10/01/2027	3.750%	1,002,000	979,767
10/01/2047	4.875%	565,000	597,690
ConocoPhillips
03/30/2029	7.000%	475,000	591,606
Encana Corp.
11/01/2031	7.375%	695,000	869,885
08/15/2034	6.500%	150,000	180,074
EnCana Corp.
02/01/2038	6.500%	905,000	1,094,861
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EOG Resources, Inc.
01/15/2036	5.100%	824,000	908,865
EQT Corp.
10/01/2027	3.900%	302,000	289,511
Hess Corp.
03/15/2033	7.125%	190,000	222,949
01/15/2040	6.000%	400,000	421,416
02/15/2041	5.600%	351,000	358,342
Kerr-McGee Corp.
09/15/2031	7.875%	800,000	1,047,037
Marathon Oil Corp.
10/01/2037	6.600%	300,000	361,106
Noble Energy, Inc.
03/01/2041	6.000%	400,000	462,776
Occidental Petroleum Corp.
02/15/2027	3.000%	333,000	319,219
03/15/2048	4.200%	1,175,000	1,182,697
Total			15,804,426
Integrated Energy 0.4%
BG Energy Capital PLC(a)
10/15/2041	5.125%	200,000	225,435
BP Capital Markets PLC
02/10/2024	3.814%	1,621,000	1,655,636
04/14/2024	3.224%	1,500,000	1,482,689
09/19/2027	3.279%	433,000	420,696
Cenovus Energy, Inc.
09/15/2023	3.800%	100,000	99,018
11/15/2039	6.750%	1,195,000	1,379,400
06/15/2047	5.400%	463,000	466,013
Chevron Corp.
06/24/2023	3.191%	269,000	269,560
05/16/2026	2.954%	545,000	524,530
Husky Energy, Inc.
04/15/2022	3.950%	750,000	764,846
Petro-Canada
05/15/2035	5.950%	1,450,000	1,753,945
Shell International Finance BV
08/12/2023	3.400%	489,000	494,450
05/10/2026	2.875%	2,231,000	2,146,001
05/11/2035	4.125%	480,000	497,239
05/10/2046	4.000%	432,000	432,609
09/12/2046	3.750%	806,000	779,052
Total Capital International SA
01/25/2023	2.700%	500,000	488,793
Total			13,879,912

132	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.6%
AIA Group Ltd.(a),(h)
04/06/2028	3.900%	500,000	501,687
AIG SunAmerica Global Financing X(a)
03/15/2032	6.900%	585,000	757,420
American International Group, Inc.
02/15/2024	4.125%	786,000	797,438
07/10/2025	3.750%	242,000	238,553
04/01/2028	4.200%	112,000	113,421
01/15/2035	3.875%	537,000	500,122
05/01/2036	6.250%	878,000	1,049,422
01/15/2055	4.375%	440,000	408,277
Athene Global Funding(a)
04/20/2020	2.750%	703,000	697,176
01/25/2022	4.000%	221,000	223,850
Athene Holding Ltd.
01/12/2028	4.125%	460,000	441,293
Brighthouse Financial, Inc.(a)
06/22/2027	3.700%	1,690,000	1,569,368
Dai-ichi Life Insurance Co. Ltd. (The)(a),(j)
Junior Subordinated
12/31/2049	4.000%	1,062,000	1,011,328
Great-West Lifeco Finance Delaware LP(a)
06/03/2047	4.150%	500,000	498,817
Guardian Life Insurance Co. of America (The)(a)
Subordinated
01/24/2077	4.850%	208,000	211,890
Jackson National Life Global Funding(a)
04/29/2026	3.050%	1,073,000	1,029,814
Lincoln National Corp.
04/07/2036	6.150%	24,000	28,400
Manulife Financial Corp.(j)
Subordinated
02/24/2032	4.061%	1,400,000	1,365,689
MetLife, Inc.
09/15/2023	4.368%	600,000	625,687
11/13/2025	3.600%	279,000	278,253
11/13/2043	4.875%	490,000	531,873
Metropolitan Life Global Funding I(a)
09/19/2027	3.000%	500,000	472,068
New York Life Global Funding(a)
01/10/2028	3.000%	404,000	384,247
Protective Life Global Funding(a)
09/14/2021	1.999%	600,000	576,796
Prudential Financial, Inc.
03/27/2028	3.878%	1,580,000	1,601,551
03/27/2048	4.418%	480,000	494,233
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prudential Insurance Co. of America (The)(a)
Subordinated
07/01/2025	8.300%	2,060,000	2,608,444
Reliance Standard Life Global Funding II(a)
01/20/2021	3.050%	522,000	519,688
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	450,000	490,315
05/15/2047	4.270%	300,000	298,916
Total			20,326,036
Media and Entertainment 0.4%
21st Century Fox America, Inc.
07/15/2024	9.500%	407,000	534,374
04/30/2028	7.300%	350,000	438,638
12/15/2034	6.200%	450,000	557,317
12/15/2035	6.400%	350,000	444,398
10/15/2045	4.950%	325,000	359,991
11/15/2046	4.750%	450,000	488,888
CBS Corp.
02/15/2023	2.500%	1,905,000	1,812,188
08/15/2024	3.700%	1,019,000	1,012,806
02/15/2028	3.375%	940,000	873,344
Discovery Communications LLC
06/15/2021	4.375%	200,000	205,953
03/20/2028	3.950%	783,000	750,782
06/01/2040	6.350%	490,000	551,385
04/01/2043	4.875%	655,000	627,238
Grupo Televisa SAB
01/31/2046	6.125%	356,000	388,992
Time Warner, Inc.
02/15/2027	3.800%	820,000	794,345
07/15/2045	4.850%	785,000	802,593
Viacom, Inc.
04/01/2024	3.875%	352,000	348,770
03/15/2043	4.375%	754,000	675,701
Walt Disney Co. (The)
06/15/2027	2.950%	400,000	384,972
Total			12,052,675
Metals and Mining 0.3%
Anglo American Capital PLC(a)
09/11/2024	3.625%	245,000	236,215
09/11/2027	4.000%	400,000	383,936
Barrick Gold Corp.
10/15/2035	6.450%	780,000	955,252
Barrick North America Finance LLC
05/30/2041	5.700%	1,350,000	1,544,846

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	133

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BHP Billiton Finance U.S.A. Ltd.
03/01/2026	6.420%	1,372,000	1,624,898
09/30/2043	5.000%	497,000	574,518
Nucor Corp.
12/01/2037	6.400%	1,000,000	1,305,864
Vale Canada Ltd.
09/15/2032	7.200%	800,000	904,669
Vale Overseas Ltd.
08/10/2026	6.250%	925,000	1,035,452
11/21/2036	6.875%	1,050,000	1,234,691
Total			9,800,341
Midstream 1.3%
Andeavor Logistics LP/Tesoro Finance Corp.
12/01/2027	4.250%	253,000	246,478
Andeavor Logistics LP/Tesoro Logistics Financial Corp.
12/01/2022	3.500%	663,000	652,314
12/01/2047	5.200%	595,000	584,806
APT Pipelines Ltd.(a)
07/15/2027	4.250%	569,000	567,935
Boardwalk Pipelines LP
12/15/2024	4.950%	1,050,000	1,082,729
Buckeye Partners LP
07/01/2023	4.150%	348,000	349,666
10/15/2024	4.350%	640,000	640,451
11/15/2043	5.850%	770,000	800,301
Enbridge Energy Partners LP
10/15/2045	7.375%	310,000	402,735
Enbridge, Inc.
07/15/2022	2.900%	1,394,000	1,355,832
06/10/2044	4.500%	500,000	491,624
Enbridge, Inc.(j)
Subordinated
03/01/2078	6.250%	350,000	346,064
Energy Transfer Partners LP
06/15/2018	2.500%	1,150,000	1,149,565
02/01/2024	4.900%	652,000	669,977
03/15/2025	4.050%	946,000	930,282
01/15/2026	4.750%	449,000	454,276
06/01/2041	6.050%	1,279,000	1,294,940
12/15/2045	6.125%	1,002,000	1,034,532
EnLink Midstream Partners LP
04/01/2019	2.700%	300,000	298,073
06/01/2025	4.150%	837,000	815,810
04/01/2044	5.600%	150,000	149,753
Enterprise Products Operating LLC
02/15/2027	3.950%	222,000	223,499
03/01/2033	6.875%	250,000	315,140
10/15/2034	6.650%	1,000,000	1,250,299
04/15/2038	7.550%	600,000	814,715
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/15/2044	4.850%	286,000	301,050
02/15/2048	4.250%	1,448,000	1,410,090
Kinder Morgan Energy Partners LP
09/01/2044	5.400%	610,000	621,633
Kinder Morgan, Inc.(a)
02/15/2021	5.000%	1,767,000	1,836,457
Kinder Morgan, Inc.
01/15/2023	3.150%	2,192,000	2,129,809
03/01/2028	4.300%	900,000	894,386
06/01/2045	5.550%	760,000	794,493
03/01/2048	5.200%	600,000	599,649
Magellan Midstream Partners LP
02/01/2021	4.250%	730,000	748,625
12/01/2042	4.200%	404,000	381,075
MPLX LP
12/01/2024	4.875%	764,000	801,778
03/15/2028	4.000%	280,000	275,918
03/01/2047	5.200%	323,000	337,688
ONEOK Partners LP
10/01/2036	6.650%	1,240,000	1,490,680
Phillips 66 Partners LP
10/01/2026	3.550%	171,000	163,608
Plains All American Pipeline LP/Finance Corp.
06/01/2022	3.650%	538,000	530,291
12/15/2026	4.500%	275,000	272,706
02/15/2045	4.900%	221,000	201,754
Sabine Pass Liquefaction LLC
06/30/2026	5.875%	595,000	650,690
03/15/2027	5.000%	1,318,000	1,368,640
Southern Natural Gas Co. LLC
03/01/2032	8.000%	360,000	470,304
Sunoco Logistics Partners Operations LP
12/01/2025	5.950%	250,000	271,363
02/15/2040	6.850%	652,000	716,676
TC PipeLines LP
05/25/2027	3.900%	247,000	237,962
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	660,000	636,074
TransCanada PipeLines Ltd.
10/15/2037	6.200%	500,000	616,529
08/15/2038	7.250%	585,000	792,395
Transcontinental Gas Pipe Line Co., LLC
02/01/2026	7.850%	547,000	672,512
Valero Energy Partners LP
03/15/2028	4.500%	110,000	110,787

134	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Western Gas Partners LP
06/01/2021	5.375%	352,000	367,235
07/01/2026	4.650%	377,000	383,119
04/01/2044	5.450%	515,000	518,384
03/01/2048	5.300%	1,603,000	1,587,029
Williams Partners LP
01/15/2025	3.900%	217,000	214,107
06/15/2027	3.750%	801,000	766,148
03/01/2048	4.850%	1,521,000	1,505,241
Total			42,598,681
Natural Gas 0.2%
Atmos Energy Corp.
03/15/2019	8.500%	1,146,000	1,206,661
Brooklyn Union Gas Co. (The)(a)
03/15/2048	4.273%	1,180,000	1,216,940
CenterPoint Energy Resources Corp.
01/15/2021	4.500%	395,000	407,670
04/01/2023	3.550%	205,000	205,604
NiSource Finance Corp.
02/01/2042	5.800%	381,000	447,521
NiSource, Inc.
02/15/2023	3.850%	237,000	238,517
02/15/2044	4.800%	572,000	600,749
Sempra Energy
02/01/2023	2.900%	562,000	550,104
06/15/2024	3.550%	470,000	466,430
02/01/2048	4.000%	1,238,000	1,158,230
Southern Co. Gas Capital Corp.
10/01/2023	2.450%	1,041,000	985,241
06/15/2026	3.250%	169,000	162,528
10/01/2046	3.950%	247,000	234,608
Total			7,880,803
Office REIT 0.2%
Boston Properties LP
02/01/2024	3.800%	378,000	380,451
01/15/2025	3.200%	1,499,000	1,447,526
10/01/2026	2.750%	420,000	382,817
Brandywine Operating Partnership LP
02/15/2023	3.950%	311,000	313,257
11/15/2027	3.950%	1,036,000	1,000,637
Equity Commonwealth
09/15/2020	5.875%	1,600,000	1,663,456
Government Properties Income Trust
07/15/2022	4.000%	471,000	470,063
Vornado Realty LP
01/15/2025	3.500%	200,000	193,601
Total			5,851,808
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.3%
Baker Hughes, Inc.
09/15/2040	5.125%	300,000	333,847
Halliburton Co.
11/15/2035	4.850%	497,000	532,855
09/15/2039	7.450%	240,000	333,211
Nabors Industries, Inc.
09/15/2020	5.000%	200,000	200,104
09/15/2021	4.625%	2,040,000	1,968,498
Schlumberger Finance Canada Ltd.(a)
11/20/2022	2.650%	2,036,000	1,989,624
Schlumberger Holdings Corp.(a)
12/21/2022	3.625%	995,000	1,007,715
12/21/2025	4.000%	2,195,000	2,227,093
Total			8,592,947
Other Financial Institutions 0.0%
Mitsubishi UFJ Lease & Finance Co., Ltd.(a)
09/19/2022	2.652%	335,000	323,243
ORIX Corp.
07/18/2022	2.900%	252,000	246,252
Total			569,495
Other Industry 0.0%
CK Hutchison International 16 Ltd.(a)
10/03/2021	1.875%	335,000	320,295
President and Fellows of Harvard College
07/15/2056	3.300%	1,071,000	991,358
Total			1,311,653
Other REIT 0.2%
Digital Realty Trust LP
08/15/2027	3.700%	231,000	223,042
Duke Realty LP
06/30/2026	3.250%	203,000	194,527
EPR Properties
06/01/2027	4.500%	393,000	383,714
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.(a)
09/30/2026	3.400%	921,000	872,569
Goodman U.S. Finance Four LLC(a)
10/15/2037	4.500%	372,000	370,833
Liberty Property LP
10/01/2026	3.250%	279,000	265,678
Prologis LP
11/01/2025	3.750%	190,000	192,738
Public Storage
09/15/2022	2.370%	1,589,000	1,528,572
09/15/2027	3.094%	1,250,000	1,201,649

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	135

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Select Income REIT
02/01/2020	3.600%	600,000	598,529
Total			5,831,851
Other Utility 0.0%
American Water Capital Corp.
10/15/2037	6.593%	300,000	404,892
12/01/2046	4.000%	431,000	434,611
Total			839,503
Paper 0.1%
International Paper Co.
11/15/2039	7.300%	500,000	657,025
05/15/2046	5.150%	1,265,000	1,339,951
WestRock Co.(a)
03/15/2025	3.750%	350,000	349,233
Total			2,346,209
Pharmaceuticals 0.9%
AbbVie, Inc.
05/14/2020	2.500%	2,225,000	2,197,541
05/14/2025	3.600%	2,750,000	2,710,521
05/14/2026	3.200%	1,055,000	1,003,253
05/14/2035	4.500%	2,523,000	2,586,224
05/14/2046	4.450%	493,000	490,660
Allergan Funding SCS
03/15/2035	4.550%	2,411,000	2,367,489
Amgen, Inc.
05/11/2022	2.650%	400,000	390,159
10/01/2041	4.950%	200,000	216,579
05/01/2045	4.400%	500,000	500,542
Celgene Corp.
02/19/2021	2.875%	555,000	551,048
02/15/2023	2.750%	2,068,000	1,986,169
02/20/2023	3.250%	548,000	538,467
11/15/2047	4.350%	1,293,000	1,229,468
02/20/2048	4.550%	390,000	383,349
Gilead Sciences, Inc.
09/01/2023	2.500%	323,000	311,158
04/01/2024	3.700%	750,000	760,781
03/01/2027	2.950%	275,000	260,882
09/01/2035	4.600%	590,000	632,489
09/01/2036	4.000%	286,000	284,677
03/01/2047	4.150%	827,000	817,485
Johnson & Johnson
01/15/2025	2.625%	1,344,000	1,299,367
01/15/2028	2.900%	2,065,000	1,985,167
12/05/2033	4.375%	124,000	135,540
01/15/2038	3.400%	1,296,000	1,253,734
01/15/2048	3.500%	635,000	607,879
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mylan NV
06/15/2026	3.950%	463,000	449,012
Mylan, Inc.
11/29/2043	5.400%	200,000	207,603
Shire Acquisitions Investments Ireland DAC
09/23/2023	2.875%	612,000	584,132
09/23/2026	3.200%	895,000	835,429
Teva Pharmaceutical Finance III BV
07/21/2023	2.800%	652,000	551,986
Total			28,128,790
Property & Casualty 0.4%
Ambac Assurance Corp.(a)
Subordinated
06/07/2020	5.100%	596	787
Aon PLC
12/15/2025	3.875%	888,000	895,087
Arch Capital Finance LLC
12/15/2046	5.031%	459,000	508,063
Assurant, Inc.
09/27/2023	4.200%	545,000	547,905
Berkshire Hathaway Finance Corp.
01/15/2040	5.750%	385,000	481,237
Chubb INA Holdings, Inc.
05/15/2024	3.350%	750,000	749,129
CNA Financial Corp.
08/15/2027	3.450%	500,000	475,655
Hartford Financial Services Group, Inc. (The)
03/15/2048	4.400%	430,000	438,929
Liberty Mutual Group, Inc.(a)
03/15/2034	7.000%	400,000	502,890
03/15/2035	6.500%	300,000	370,955
Markel Corp.
11/01/2027	3.500%	755,000	726,495
Marsh & McLennan Companies, Inc.
03/14/2023	3.300%	132,000	131,560
Nationwide Mutual Insurance Co.(a)
Subordinated
08/15/2039	9.375%	1,390,000	2,240,755
OneBeacon US Holdings, Inc.
11/09/2022	4.600%	600,000	609,178
Progressive Corp. (The)
03/15/2048	4.200%	545,000	556,778
Progressive Corp. (The)(j)
12/31/2049	5.375%	320,000	324,025
Travelers Property Casualty Corp.
04/15/2026	7.750%	605,000	767,231

136	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
XLIT Ltd.
05/15/2027	6.250%	651,000	749,087
12/15/2043	5.250%	615,000	692,018
03/31/2045	5.500%	438,000	479,152
Total			12,246,916
Railroads 0.2%
Burlington Northern Santa Fe LLC
08/15/2030	7.950%	500,000	683,159
05/01/2040	5.750%	790,000	973,300
03/15/2042	4.400%	500,000	526,277
06/15/2048	4.050%	1,400,000	1,408,973
Canadian Pacific Railway Co.
09/15/2115	6.125%	1,336,000	1,675,305
CSX Corp.
06/01/2021	4.250%	215,000	222,037
10/01/2036	6.000%	450,000	549,018
Norfolk Southern Corp.(a)
08/15/2052	4.050%	600,000	578,909
Union Pacific Corp.
09/15/2037	3.600%	122,000	117,629
09/15/2067	4.100%	200,000	191,308
Total			6,925,915
Refining 0.1%
Marathon Petroleum Corp.
09/15/2044	4.750%	225,000	226,739
09/15/2054	5.000%	387,000	377,833
Phillips 66
03/15/2028	3.900%	285,000	283,895
11/15/2044	4.875%	40,000	42,596
Valero Energy Corp.
04/15/2032	7.500%	260,000	339,956
03/15/2045	4.900%	324,000	344,616
Total			1,615,635
Restaurants 0.2%
Lila Mexican Holdings LLC(a),(c)
12/24/2035	5.000%	1,901,546	1,878,621
McDonald’s Corp.
04/01/2023	3.350%	185,000	186,055
04/01/2028	3.800%	1,204,000	1,218,786
12/09/2035	4.700%	283,000	303,925
10/15/2037	6.300%	268,000	342,890
03/01/2047	4.450%	946,000	973,642
Total			4,903,919
Retail REIT 0.6%
Brixmor Operating Partnership LP
02/01/2025	3.850%	1,000,000	978,702
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DDR Corp.
07/15/2022	4.625%	1,535,000	1,592,704
02/01/2025	3.625%	482,000	461,880
Kimco Realty Corp.
03/01/2024	2.700%	500,000	469,765
04/01/2027	3.800%	400,000	385,176
National Retail Properties, Inc.
11/15/2025	4.000%	728,000	725,185
12/15/2026	3.600%	618,000	594,361
Realty Income Corp.
07/15/2024	3.875%	642,000	644,548
Realty Income Corp.(h)
04/15/2025	3.875%	1,291,000	1,287,152
Regency Centers LP
02/01/2027	3.600%	586,000	565,303
03/15/2028	4.125%	604,000	605,388
Scentre Group Trust 1 / 2(a)
02/12/2025	3.500%	1,040,000	1,022,197
Simon Property Group LP
01/15/2026	3.300%	386,000	374,760
06/15/2027	3.375%	550,000	530,961
STORE Capital Corp.
03/15/2028	4.500%	2,161,000	2,147,319
Tanger Properties LP
12/01/2023	3.875%	725,000	720,316
12/01/2024	3.750%	670,000	658,177
VEREIT Operating Partnership LP
02/06/2024	4.600%	1,760,000	1,783,661
Washington Prime Group LP
08/15/2024	5.950%	555,000	527,525
WEA Finance LLC(a)
04/05/2022	3.150%	1,430,000	1,413,754
Total			17,488,834
Retailers 0.4%
Advance Auto Parts, Inc.
12/01/2023	4.500%	700,000	722,569
Alimentation Couche-Tard, Inc.(a)
07/26/2022	2.700%	1,960,000	1,899,708
07/26/2027	3.550%	1,155,000	1,110,412
AutoZone, Inc.
06/01/2027	3.750%	248,000	243,521
Costco Wholesale Corp.
05/18/2022	2.300%	702,000	683,561
05/18/2024	2.750%	1,266,000	1,233,734
05/18/2027	3.000%	1,898,000	1,831,788

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	137

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Pass-Through Trust(a)
10/10/2025	6.204%	199,398	212,697
01/10/2032	7.507%	119,399	141,737
01/10/2034	5.926%	798,437	871,633
Dollar General Corp.(h)
05/01/2028	4.125%	1,347,000	1,359,044
Home Depot, Inc. (The)
09/15/2056	3.500%	176,000	157,298
O’Reilly Automotive, Inc.
03/15/2026	3.550%	480,000	468,959
09/01/2027	3.600%	432,000	418,291
Walgreen Co.
09/15/2042	4.400%	300,000	281,777
Walgreens Boots Alliance, Inc.
11/18/2034	4.500%	990,000	978,560
Walmart, Inc.
12/15/2047	3.625%	500,000	486,765
Total			13,102,054
Technology 1.5%
Analog Devices, Inc.
12/05/2021	2.500%	1,215,000	1,184,120
12/05/2023	3.125%	674,000	660,532
12/05/2036	4.500%	198,000	201,940
Apple, Inc.
05/11/2024	2.850%	1,343,000	1,309,295
01/13/2025	2.750%	700,000	675,739
02/09/2027	3.350%	1,619,000	1,599,593
05/11/2027	3.200%	2,186,000	2,134,535
06/20/2027	3.000%	562,000	541,065
09/12/2027	2.900%	1,244,000	1,183,613
05/13/2045	4.375%	540,000	571,319
08/04/2046	3.850%	672,000	657,135
11/13/2047	3.750%	858,000	827,999
Arrow Electronics, Inc.
09/08/2024	3.250%	219,000	209,374
01/12/2028	3.875%	376,000	363,901
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	1,687,000	1,659,848
01/15/2027	3.875%	1,570,000	1,526,957
01/15/2028	3.500%	1,331,000	1,250,634
Cisco Systems, Inc.
01/15/2040	5.500%	1,460,000	1,832,344
Dell International LLC/EMC Corp.(a)
06/15/2026	6.020%	2,338,000	2,516,541
07/15/2046	8.350%	411,000	522,145
DXC Technology Co.
04/15/2024	4.250%	302,000	310,054
10/15/2029	7.450%	300,000	370,142
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hewlett Packard Enterprise Co.(j)
10/15/2045	6.350%	862,000	920,523
IBM Credit LLC
02/05/2021	2.650%	540,000	537,132
02/06/2023	3.000%	720,000	712,537
Intel Corp.
05/19/2046	4.100%	448,000	459,821
Intel Corp.(a)
12/08/2047	3.734%	266,000	258,522
Microsoft Corp.
08/08/2023	2.000%	1,400,000	1,327,054
08/08/2026	2.400%	547,000	509,134
02/06/2027	3.300%	892,000	885,123
02/12/2035	3.500%	300,000	296,177
11/03/2035	4.200%	462,000	496,286
02/06/2037	4.100%	2,255,000	2,391,089
10/01/2040	4.500%	518,000	573,425
11/03/2055	4.750%	582,000	667,136
08/08/2056	3.950%	380,000	379,812
02/06/2057	4.500%	1,143,000	1,260,731
Oracle Corp.
02/15/2023	2.625%	1,913,000	1,868,699
11/15/2024	2.950%	1,266,000	1,230,753
11/15/2027	3.250%	1,149,000	1,120,237
07/08/2034	4.300%	1,942,000	2,047,901
05/15/2035	3.900%	1,570,000	1,569,292
07/15/2036	3.850%	1,400,000	1,389,900
11/15/2037	3.800%	1,306,000	1,287,874
07/08/2039	6.125%	339,000	439,688
07/15/2040	5.375%	155,000	185,805
11/15/2047	4.000%	1,139,000	1,126,412
QUALCOMM, Inc.
01/30/2023	2.600%	52,000	49,822
05/20/2027	3.250%	501,000	475,196
05/20/2035	4.650%	190,000	197,462
Tencent Holdings Ltd.(a)
01/19/2028	3.595%	584,000	561,618
Total			47,333,986
Tobacco 0.2%
BAT Capital Corp.(a)
08/14/2020	2.297%	879,000	861,734
08/15/2022	2.764%	1,706,000	1,651,253
08/15/2024	3.222%	1,149,000	1,106,609
08/15/2027	3.557%	868,000	832,324
08/15/2037	4.390%	548,000	543,050
Reynolds American, Inc.
08/15/2045	5.850%	1,620,000	1,896,876
Total			6,891,846

138	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.2%
Brambles U.S.A., Inc.(a)
10/23/2025	4.125%	300,000	303,922
ERAC U.S.A. Finance LLC(a)
02/15/2045	4.500%	275,000	271,893
FedEx Corp.
04/01/2046	4.550%	940,000	952,984
01/15/2047	4.400%	351,000	347,627
Penske Truck Leasing Co. LP/Finance Corp.(a)
03/14/2023	2.700%	350,000	336,719
03/10/2025	3.950%	1,445,000	1,448,146
11/15/2026	3.400%	516,000	491,022
Ryder System, Inc.
09/01/2021	2.250%	700,000	677,065
United Parcel Service of America, Inc.(j)
04/01/2030	8.375%	225,000	309,265
Total			5,138,643
Wireless 0.1%
America Movil SAB de CV
03/30/2040	6.125%	300,000	362,009
American Tower Corp.
10/15/2026	3.375%	425,000	398,246
01/15/2028	3.600%	1,684,000	1,596,664
Crown Castle International Corp.
03/01/2027	4.000%	236,000	232,002
Nokia OYJ
06/12/2022	3.375%	1,600,000	1,541,149
06/12/2027	4.375%	320,000	301,109
Total			4,431,179
Wirelines 1.4%
AT&T, Inc.
04/01/2024	4.450%	1,572,000	1,623,477
01/15/2025	3.950%	843,000	844,694
05/15/2025	3.400%	3,472,000	3,347,355
08/14/2027	3.900%	632,000	635,661
05/15/2035	4.500%	695,000	680,934
03/01/2037	5.250%	2,507,000	2,651,659
08/14/2037	4.900%	1,195,000	1,206,926
08/15/2040	6.000%	875,000	988,166
09/01/2040	5.350%	4,821,000	5,041,893
03/01/2041	6.375%	425,000	499,105
03/01/2047	5.450%	1,420,000	1,509,919
02/14/2050	5.150%	567,000	572,101
AT&T, Inc.(a)
02/15/2030	4.300%	1,040,000	1,032,858
11/15/2046	5.150%	754,000	770,418
British Telecommunications PLC
02/14/2019	2.350%	200,000	199,213
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
British Telecommunications PLC(j)
12/15/2030	9.125%	350,000	509,963
Deutsche Telekom International Finance BV(a)
01/19/2027	3.600%	790,000	775,678
Qwest Corp.
12/01/2021	6.750%	1,063,000	1,138,553
Telefonica Emisiones SAU
04/27/2018	3.192%	241,000	241,195
04/27/2020	5.134%	1,021,000	1,061,414
02/16/2021	5.462%	120,000	127,351
03/06/2038	4.665%	1,071,000	1,079,004
03/08/2047	5.213%	805,000	849,685
Verizon Communications, Inc.
02/15/2025	3.376%	2,361,000	2,322,731
08/10/2033	4.500%	2,079,000	2,104,195
11/01/2034	4.400%	6,531,000	6,441,538
01/15/2036	4.272%	1,090,000	1,043,555
03/16/2037	5.250%	457,000	491,978
08/15/2046	4.125%	2,181,000	1,961,690
03/16/2047	5.500%	1,185,000	1,310,024
03/15/2055	4.672%	112,000	106,455
Total			43,169,388
Total Corporate Bonds & Notes (Cost $809,151,937)			804,004,425

Foreign Government Obligations(k) 1.4%

Australia 0.0%
Westpac Banking Corp.(a)
03/03/2020	2.000%	405,000	399,729
Canada 0.1%
Bank of Nova Scotia (The)(a)
09/20/2021	1.875%	300,000	289,650
CNOOC Nexen Finance ULC
04/30/2024	4.250%	389,000	395,037
Hydro-Quebec
02/01/2021	9.400%	750,000	879,316
Ontario Teachers’ Cadillac Fairview Properties Trust(a)
03/20/2027	3.875%	804,000	805,788
Total			2,369,791
Chile 0.1%
Chile Government International Bond
02/06/2028	3.240%	2,730,000	2,677,933
China 0.1%
CNOOC Finance Ltd.
05/09/2023	3.000%	1,300,000	1,251,938

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	139

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
State Grid Overseas Investment 2013 Ltd.(a)
05/22/2018	1.750%	377,000	376,429
Total			1,628,367
Colombia 0.1%
Colombia Government International Bond
02/26/2024	4.000%	893,000	904,306
09/18/2037	7.375%	150,000	194,162
Ecopetrol SA
01/16/2025	4.125%	300,000	292,186
06/26/2026	5.375%	580,000	604,831
Total			1,995,485
France 0.0%
Electricite de France SA(a)
01/22/2114	6.000%	1,029,000	1,122,580
Indonesia 0.1%
Indonesia Government International Bond
01/11/2023	2.950%	2,565,000	2,478,778
01/11/2028	3.500%	420,000	401,681
Indonesia Government International Bond(a)
01/08/2026	4.750%	780,000	815,344
Total			3,695,803
Israel 0.0%
Israel Government International Bond
01/17/2048	4.125%	1,450,000	1,399,347
Japan 0.1%
Japan Bank for International Cooperation
02/24/2020	2.250%	2,476,000	2,456,883
Mexico 0.6%
Mexico City Airport Trust(a)
07/31/2047	5.500%	1,195,000	1,087,497
Mexico Government International Bond
01/30/2025	3.600%	757,000	747,146
01/21/2026	4.125%	1,673,000	1,697,340
01/11/2028	3.750%	937,000	906,793
03/08/2044	4.750%	1,090,000	1,059,466
01/15/2047	4.350%	479,000	441,040
02/10/2048	4.600%	2,053,000	1,951,424
10/12/2110	5.750%	1,038,000	1,058,292
Petroleos Mexicanos
02/04/2021	6.375%	504,000	536,562
08/04/2026	6.875%	598,000	657,048
03/13/2027	6.500%	2,785,000	2,974,600
06/15/2035	6.625%	550,000	569,214
09/21/2047	6.750%	645,000	653,298
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Petroleos Mexicanos(a)
02/12/2028	5.350%	2,071,000	2,039,444
02/12/2048	6.350%	1,400,000	1,352,663
Total			17,731,827
Norway 0.0%
Statoil ASA
09/23/2027	7.250%	400,000	505,188
Paraguay 0.0%
Paraguay Government International Bond(a)
08/11/2044	6.100%	420,000	456,498
03/13/2048	5.600%	395,000	404,723
Total			861,221
Peru 0.0%
Peruvian Government International Bond
11/18/2050	5.625%	98,000	118,462
Saudi Arabia 0.1%
Saudi Government International Bond(a)
03/04/2023	2.875%	1,505,000	1,450,897
03/04/2028	3.625%	303,000	288,121
10/04/2047	4.625%	315,000	301,303
Total			2,040,321
Singapore 0.0%
BOC Aviation Ltd.(a)
09/18/2022	2.750%	400,000	384,070
South Korea 0.1%
Export-Import Bank of Korea
11/01/2020	2.500%	1,028,000	1,011,224
11/01/2022	3.000%	2,179,000	2,134,575
Korea Housing Finance Corp.(a)
10/11/2021	2.000%	700,000	668,861
Korea Southern Power Co., Ltd.(a)
01/29/2021	3.000%	200,000	198,913
Total			4,013,573
Sweden 0.0%
Stadshypotek AB(a)
10/02/2019	1.875%	1,500,000	1,483,799
United Arab Emirates 0.0%
Abu Dhabi Government International Bond(a)
10/11/2047	4.125%	440,000	413,302

140	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Islands 0.0%
Sinopec Capital 2013 Ltd.(a)
04/24/2023	3.125%	1,000,000	971,944
Total Foreign Government Obligations (Cost $46,789,648)			46,269,625

Inflation-Indexed Bonds 0.1%

United States 0.1%
U.S. Treasury Inflation-Indexed Bond
01/15/2022	0.125%	1,094,750	1,083,039
01/15/2029	2.500%	1,154,080	1,367,417
Total			2,450,456
Total Inflation-Indexed Bonds (Cost $2,426,071)			2,450,456

Municipal Bonds 0.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
City of Los Angeles Department of Airports
Revenue Bonds
Build America Bonds
Series 2009
05/15/2039	6.582%	420,000	543,828
Higher Education 0.1%
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	1,385,000	2,051,794
Ohio State University (The)
Revenue Bonds
Taxable
Series 2011A
06/01/2111	4.800%	2,014,000	2,201,363
Total			4,253,157
Joint Power Authority 0.1%
American Municipal Power, Inc.
Revenue Bonds
Build America Bonds
Series 2010
02/15/2050	7.499%	1,265,000	1,880,056
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 174th
Series 2012
10/01/2062	4.458%	1,890,000	2,068,227
Taxable Consolidated 160th
Series 2010
11/01/2040	5.647%	835,000	1,061,644
Total			3,129,871
Special Non Property Tax 0.0%
New York State Dormitory Authority
Revenue Bonds
Build America Bonds
Series 2010
03/15/2040	5.600%	415,000	511,894
State General Obligation 0.1%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	295,000	430,213
Series 2010
11/01/2040	7.600%	825,000	1,276,226
Total			1,706,439
Turnpike / Bridge / Toll Road 0.1%
North Texas Tollway Authority
Revenue Bonds
Series 2009 (BAM)
01/01/2049	6.718%	1,285,000	1,885,352
Water & Sewer 0.0%
District of Columbia Water & Sewer Authority
Taxable Revenue Bonds
Senior Lien
Series 2014-A
10/01/2114	4.814%	411,000	462,864
Total Municipal Bonds (Cost $12,948,465)			14,373,461

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	141

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency 21.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
08/01/2020- 05/01/2045	4.500%	857,465	906,451
11/01/2022- 10/17/2038	6.500%	1,842,305	2,006,838
10/01/2029- 08/01/2043	4.000%	8,847,620	9,259,070
03/01/2033	3.000%	1,762,631	1,756,745
06/01/2035- 04/01/2036	5.500%	224,622	237,445
09/01/2037	6.000%	1,347,168	1,503,117
07/01/2044	5.000%	923,432	1,001,630
01/01/2048- 02/01/2048	3.500%	4,017,265	4,034,656
CMO Series 2017-4742 Class PA
10/15/2047	3.000%	10,201,260	10,066,951
CMO Series 2127 Class PG
02/15/2029	6.250%	328,480	351,313
CMO Series 2165 Class PE
06/15/2029	6.000%	118,071	128,608
CMO Series 2326 Class ZQ
06/15/2031	6.500%	598,456	649,344
CMO Series 2399 Class TH
01/15/2032	6.500%	291,028	322,950
CMO Series 2517 Class Z
10/15/2032	5.500%	226,855	235,146
CMO Series 2557 Class HL
01/15/2033	5.300%	481,661	515,742
CMO Series 262 Class 35
07/15/2042	3.500%	6,500,852	6,556,965
CMO Series 2752 Class EZ
02/15/2034	5.500%	1,311,598	1,432,420
CMO Series 2764 Class UE
10/15/2032	5.000%	45,465	45,554
CMO Series 2764 Class ZG
03/15/2034	5.500%	733,870	807,308
CMO Series 2953 Class PG
03/15/2035	5.500%	4,000,000	4,396,149
CMO Series 2986 Class CH
06/15/2025	5.000%	602,786	631,968
CMO Series 2989 Class TG
06/15/2025	5.000%	471,466	497,444
CMO Series 299 Class 300
01/15/2043	3.000%	1,119,467	1,097,863
CMO Series 2990 Class UZ
06/15/2035	5.750%	1,398,395	1,541,926
CMO Series 3101 Class UZ
01/15/2036	6.000%	432,910	486,941
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3123 Class AZ
03/15/2036	6.000%	580,299	653,966
CMO Series 3143 Class BC
02/15/2036	5.500%	568,413	623,428
CMO Series 3164 Class MG
06/15/2036	6.000%	247,159	273,705
CMO Series 3195 Class PD
07/15/2036	6.500%	417,187	462,205
CMO Series 3200 Class AY
08/15/2036	5.500%	391,591	424,491
CMO Series 3213 Class JE
09/15/2036	6.000%	711,907	777,242
CMO Series 3229 Class HE
10/15/2026	5.000%	1,083,721	1,128,985
CMO Series 3402 Class NC
12/15/2022	5.000%	281,216	290,363
CMO Series 3423 Class PB
03/15/2038	5.500%	1,239,194	1,350,107
CMO Series 3453 Class B
05/15/2038	5.500%	80,314	84,763
CMO Series 3461 Class Z
06/15/2038	6.000%	2,321,504	2,501,402
CMO Series 3501 Class CB
01/15/2039	5.500%	542,818	588,866
CMO Series 3684 Class CY
06/15/2025	4.500%	2,000,000	2,110,846
CMO Series 3704 Class CT
12/15/2036	7.000%	884,744	1,003,891
CMO Series 3704 Class DT
11/15/2036	7.500%	804,216	917,762
CMO Series 3704 Class ET
12/15/2036	7.500%	584,189	682,317
CMO Series 3707 Class B
08/15/2025	4.500%	2,027,855	2,105,777
CMO Series 3819 Class ZQ
04/15/2036	6.000%	859,882	952,912
CMO Series 3827 Class BM
08/15/2039	5.500%	432,430	449,943
CMO Series 3890 Class ME
07/15/2041	5.000%	1,000,000	1,127,219
CMO Series 4015 Class MY
03/15/2042	3.500%	2,000,000	1,984,424
CMO Series 4177 Class MQ
03/15/2043	2.500%	1,000,000	907,931
CMO Series 4217 Class KY
06/15/2043	3.000%	1,200,000	1,130,396

142	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4240 Class B
08/15/2033	3.000%	2,000,000	1,925,123
CMO Series 4425 Class A
09/15/2040	4.000%	24,315	25,157
CMO Series 4700 Class QJ
07/15/2044	4.000%	7,621,703	7,919,112
CMO Series 4705 Class A
09/15/2042	4.500%	2,344,934	2,462,055
CMO Series 4767 Class KA
03/15/2048	3.000%	2,946,388	2,942,642
CMO Series 4782 Class BA
11/15/2044	4.500%	3,729,000	3,893,643
CMO Series R006 Class ZA
04/15/2036	6.000%	653,980	717,457
CMO Series R007 Class ZA
05/15/2036	6.000%	1,299,088	1,447,373
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.250% 07/01/2036	3.357%	110,960	117,181
12-month USD LIBOR + 1.844% 07/01/2040	3.609%	444,089	464,318
12-month USD LIBOR + 1.649% 05/01/2043	2.428%	797,437	791,273
12-month USD LIBOR + 1.636% 11/01/2047	2.999%	952,890	949,515
CMO Series 2551 Class NS
1-month USD LIBOR + 14.483% 01/15/2033	11.226%	192,908	216,018
CMO Series 3852 Class QN
1-month USD LIBOR + 27.211% 05/15/2041	5.500%	660,729	672,486
CMO Series 3966 Class BF
1-month USD LIBOR + 0.500% 10/15/2040	2.277%	1,044,476	1,050,415
CMO Series 4048 Class FJ
1-month USD LIBOR + 0.400% 07/15/2037	1.975%	1,436,685	1,412,833
CMO Series 4087 Class FA
1-month USD LIBOR + 0.450% 05/15/2039	2.227%	1,060,007	1,055,869
Structured Pass-Through Securities
1-year MTA + 1.200% 10/25/2044	2.401%	911,145	922,389
Federal Home Loan Mortgage Corp.(b),(l)
12-month USD LIBOR + 1.640% 01/01/2047	2.805%	1,463,310	1,463,145
Federal Home Loan Mortgage Corp.(l)
12/01/2047	3.500%	493,662	495,375
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(c),(e),(l)
02/15/2048	5.000%	1,388,000	1,474,316
Federal Home Loan Mortgage Corp.(m)
CMO Series 2967 Class EA
04/15/2020	0.000%	38,121	36,688
Federal Home Loan Mortgage Corp.(i),(m)
CMO Series 3077 Class TO
04/15/2035	0.000%	186,028	168,236
CMO Series 3100 Class
01/15/2036	0.000%	292,396	254,652
CMO Series 3117 Class OG
02/15/2036	0.000%	176,075	157,580
CMO Series 3181 Class OH
07/15/2036	0.000%	493,588	403,206
CMO Series 3316 Class JO
05/15/2037	0.000%	24,530	21,894
CMO Series 3607 Class TO
10/15/2039	0.000%	381,765	316,892
CMO STRIPS Series 197 Class
04/01/2028	0.000%	223,615	199,798
CMO STRIPS Series 310 Class
09/15/2043	0.000%	2,483,124	1,940,300
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 3380 Class SI
1-month USD LIBOR + 6.370% 10/15/2037	4.593%	3,119,500	420,629
CMO Series 3385 Class SN
1-month USD LIBOR + 6.000% 11/15/2037	4.223%	99,460	8,869
CMO Series 3451 Class SA
1-month USD LIBOR + 6.050% 05/15/2038	4.273%	219,629	26,073
CMO Series 3531 Class SM
1-month USD LIBOR + 6.100% 05/15/2039	4.323%	170,558	10,285
CMO Series 3608 Class SC
1-month USD LIBOR + 6.250% 12/15/2039	4.473%	476,745	67,414
CMO Series 3740 Class SB
1-month USD LIBOR + 6.000% 10/15/2040	4.223%	798,358	100,797
CMO Series 3740 Class SC
1-month USD LIBOR + 6.000% 10/15/2040	4.223%	981,966	119,613
CMO STRIPS Series 239 Class S30
1-month USD LIBOR + 7.700% 08/15/2036	5.923%	523,415	93,092

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	143

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(d)
CMO Series 3688 Class CU
11/15/2021	6.863%	132,143	134,774
CMO Series 3688 Class GT
11/15/2046	7.308%	628,735	716,408
CMO Series 4272 Class W
04/15/2040	5.648%	2,903,895	3,146,345
Federal Home Loan Mortgage Corp.(g)
CMO Series 3688 Class NI
04/15/2032	5.000%	326,568	13,081
CMO Series 3714 Class IP
08/15/2040	5.000%	867,977	147,511
CMO Series 3747 Class HI
07/15/2037	4.500%	271,928	4,042
CMO Series 3760 Class GI
10/15/2037	4.000%	194,257	4,928
CMO Series 3772 Class
09/15/2024	3.500%	61,386	185
CMO Series 3779 Class IH
11/15/2034	4.000%	148,602	1,171
CMO Series 3800 Class AI
11/15/2029	4.000%	688,913	36,218
Federal Home Loan Mortgage Corp.(d),(g)
CMO Series 3802 Class LS
01/15/2040	1.593%	1,793,751	105,719
Federal National Mortgage Association
10/01/2019- 08/01/2056	5.000%	7,707,466	8,342,398
04/01/2020- 11/01/2047	4.000%	94,169,036	97,564,329
05/01/2022- 08/01/2037	7.500%	120,612	124,154
01/01/2023- 11/01/2048	6.000%	1,514,100	1,633,247
02/01/2024- 10/01/2038	6.500%	3,707,443	4,168,668
10/01/2028- 01/01/2043	3.000%	16,252,294	16,272,538
09/01/2029- 02/01/2048	3.500%	55,958,352	56,535,366
11/01/2033- 04/01/2036	5.500%	355,716	377,852
05/01/2034- 01/01/2048	4.500%	19,453,191	20,656,262
04/01/2037- 01/01/2039	7.000%	1,107,489	1,273,474
CMO Series 1999-7 Class AB
03/25/2029	6.000%	243,676	265,328
CMO Series 2001-60 Class PX
11/25/2031	6.000%	316,096	347,204
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2002-50 Class ZA
05/25/2031	6.000%	1,240,182	1,296,932
CMO Series 2002-78 Class Z
12/25/2032	5.500%	403,634	417,530
CMO Series 2004-50 Class VZ
07/25/2034	5.500%	1,642,106	1,751,944
CMO Series 2004-65 Class LT
08/25/2024	4.500%	267,374	275,707
CMO Series 2004-W10 Class A6
08/25/2034	5.750%	3,000,000	3,299,194
CMO Series 2005-121 Class DX
01/25/2026	5.500%	610,601	646,297
CMO Series 2006-105 Class ME
11/25/2036	5.500%	987,283	1,100,648
CMO Series 2006-16 Class HZ
03/25/2036	5.500%	1,418,002	1,522,473
CMO Series 2006-W3 Class 2A
09/25/2046	6.000%	329,977	370,129
CMO Series 2007-104 Class ZE
08/25/2037	6.000%	343,236	360,690
CMO Series 2007-116 Class PB
08/25/2035	5.500%	343,557	374,477
CMO Series 2007-18 Class MZ
03/25/2037	6.000%	494,109	531,558
CMO Series 2007-42 Class B
05/25/2037	6.000%	400,974	434,557
CMO Series 2007-76 Class ZG
08/25/2037	6.000%	841,683	904,193
CMO Series 2008-80 Class GP
09/25/2038	6.250%	61,686	67,318
CMO Series 2009-59 Class HB
08/25/2039	5.000%	734,672	793,036
CMO Series 2009-60 Class HT
08/25/2039	6.000%	651,091	716,266
CMO Series 2009-79 Class UA
03/25/2038	7.000%	70,278	79,430
CMO Series 2009-W1 Class A
12/25/2049	6.000%	1,601,986	1,780,569
CMO Series 2010-111 Class AM
10/25/2040	5.500%	2,945,858	3,252,431
CMO Series 2010-148 Class MA
02/25/2039	4.000%	180,052	183,462
CMO Series 2010-2 Class LC
02/25/2040	5.000%	1,200,000	1,315,715
CMO Series 2010-83 Class DN
12/25/2020	4.500%	1,657,438	1,672,614

144	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-118 Class MT
11/25/2041	7.000%	1,183,444	1,321,563
CMO Series 2011-118 Class NT
11/25/2041	7.000%	1,318,639	1,476,842
CMO Series 2011-31 Class DB
04/25/2031	3.500%	4,000,000	4,080,526
CMO Series 2011-39 Class ZA
11/25/2032	6.000%	490,949	540,456
CMO Series 2011-44 Class EB
05/25/2026	3.000%	3,000,000	3,011,705
CMO Series 2011-46 Class B
05/25/2026	3.000%	6,000,000	6,046,973
CMO Series 2011-59 Class NZ
07/25/2041	5.500%	2,303,180	2,522,383
CMO Series 2012-66 Class CB
06/25/2032	3.000%	3,000,000	2,917,163
CMO Series 2013-100 Class WB
10/25/2033	3.000%	3,000,000	2,872,328
CMO Series 2013-101 Class E
10/25/2033	3.000%	3,000,000	2,940,133
CMO Series 2013-108 Class GU
10/25/2033	3.000%	2,500,000	2,433,922
CMO Series 2013-30 Class CA
04/25/2043	1.500%	689,259	643,213
CMO Series 2013-59 Class PY
06/25/2043	2.500%	1,000,000	920,421
CMO Series 2013-81 Class TA
02/25/2043	3.000%	2,500,000	2,298,661
CMO Series 2013-90 Class DL
09/25/2033	3.500%	1,500,000	1,493,548
CMO Series 98-61 Class PL
11/25/2028	6.000%	571	622
CMO Series G94-8 Class K
07/17/2024	8.000%	200,407	221,029
Series 2012-M5 Class A2
02/25/2022	2.715%	2,122,000	2,107,275
Series 2013-M9 Class A2
01/25/2023	2.389%	2,529,030	2,476,352
Federal National Mortgage Association(h)
05/16/2032- 05/14/2048	3.500%	18,100,000	18,180,322
05/11/2047- 04/12/2048	4.000%	52,000,000	53,275,744
06/13/2047- 04/12/2048	4.500%	18,500,000	19,310,732
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b)
6-month USD LIBOR + 2.500% 03/01/2036	4.096%	436,753	467,748
12-month USD LIBOR + 1.610% 05/01/2046	2.680%	1,237,583	1,238,533
12-month USD LIBOR + 1.620% 03/01/2047	3.134%	142,042	143,633
12-month USD LIBOR + 1.620% 06/01/2047	3.230%	2,041,473	2,055,577
12-month USD LIBOR + 1.616% 09/01/2047	2.978%	5,255,027	5,291,750
12-month USD LIBOR + 1.608% 11/01/2047	2.937%	1,426,905	1,431,195
12-month USD LIBOR + 1.610% 12/01/2047	2.734%	648,908	646,185
12-month USD LIBOR + 1.608% 12/01/2047	2.894%	1,515,678	1,518,022
12-month USD LIBOR + 1.610% 12/01/2047	3.027%	1,566,664	1,568,116
12-month USD LIBOR + 1.602% 02/01/2048	3.012%	864,071	862,805
CMO Series 2003-130 Class CS
1-month USD LIBOR + 14.100% 12/25/2033	10.859%	81,454	84,830
CMO Series 2003-W8 Class 3F1
1-month USD LIBOR + 0.400% 05/25/2042	2.021%	265,790	262,747
CMO Series 2005-SV Class 75
1-month USD LIBOR + 24.200% 09/25/2035	17.717%	119,411	155,066
CMO Series 2005-W3 Class 2AF
1-month USD LIBOR + 0.220% 03/25/2045	1.841%	542,912	540,328
CMO Series 2007-101 Class A2
1-month USD LIBOR + 0.250% 06/27/2036	2.122%	360,828	343,553
CMO Series 2010-28 Class BS
1-month USD LIBOR + 11.588% 04/25/2040	7.941%	95,124	99,910
CMO Series 2010-35 Class SJ
1-month USD LIBOR + 17.667% 04/25/2040	12.264%	606,482	760,249
CMO Series 2010-49 Class SC
1-month USD LIBOR + 12.660% 03/25/2040	9.419%	514,973	593,055
CMO Series 2011-75 Class FA
1-month USD LIBOR + 0.550% 08/25/2041	2.171%	366,110	370,419
Federal National Mortgage Association(l)
02/01/2048- 03/01/2048	4.000%	4,539,141	4,681,480

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	145

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(g)
CMO Series 1996-4 Class SA
1-month USD LIBOR + 8.500% 02/25/2024	6.879%	85,812	10,959
CMO Series 2006-117 Class GS
1-month USD LIBOR + 6.650% 12/25/2036	5.029%	291,570	35,677
CMO Series 2006-43 Class SI
1-month USD LIBOR + 6.600% 06/25/2036	4.979%	1,257,638	195,242
CMO Series 2006-58 Class IG
1-month USD LIBOR + 6.520% 07/25/2036	4.899%	446,367	66,701
CMO Series 2006-8 Class WN
1-month USD LIBOR + 6.700% 03/25/2036	5.079%	1,318,996	223,248
CMO Series 2006-94 Class GI
1-month USD LIBOR + 6.650% 10/25/2026	5.029%	719,624	67,813
CMO Series 2007-109 Class PI
1-month USD LIBOR + 6.350% 12/25/2037	4.729%	766,311	65,605
CMO Series 2007-65 Class KI
1-month USD LIBOR + 6.620% 07/25/2037	4.999%	221,637	27,682
CMO Series 2007-72 Class EK
1-month USD LIBOR + 6.400% 07/25/2037	4.779%	1,177,021	152,281
CMO Series 2007-W7 Class 2A2
1-month USD LIBOR + 6.530% 07/25/2037	4.909%	402,221	55,929
CMO Series 2009-112 Class ST
1-month USD LIBOR + 6.250% 01/25/2040	4.629%	412,750	55,032
CMO Series 2009-17 Class QS
1-month USD LIBOR + 6.650% 03/25/2039	5.029%	182,476	18,017
CMO Series 2009-37 Class KI
1-month USD LIBOR + 6.000% 06/25/2039	4.379%	825,285	74,737
CMO Series 2009-68 Class SA
1-month USD LIBOR + 6.750% 09/25/2039	5.129%	551,244	79,127
CMO Series 2010-125 Class SA
1-month USD LIBOR + 4.440% 11/25/2040	2.819%	2,079,832	123,769
CMO Series 2010-147 Class SA
1-month USD LIBOR + 6.530% 01/25/2041	4.909%	2,381,005	391,260
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-35 Class SB
1-month USD LIBOR + 6.420% 04/25/2040	4.799%	293,523	30,772
CMO Series 2010-42 Class S
1-month USD LIBOR + 6.400% 05/25/2040	4.779%	213,345	31,318
CMO Series 2010-68 Class SA
1-month USD LIBOR + 5.000% 07/25/2040	3.379%	1,666,584	165,904
Federal National Mortgage Association(d)
CMO Series 2003-W16 Class AF5
11/25/2033	4.514%	726,579	757,106
CMO Series 2010-61 Class WA
06/25/2040	5.967%	199,010	204,892
CMO Series 2011-2 Class WA
02/25/2051	5.836%	223,807	233,510
CMO Series 2011-43 Class WA
05/25/2051	5.808%	446,296	486,817
Federal National Mortgage Association(m)
CMO Series 2006-113 Class
07/25/2036	0.000%	66,802	64,195
Federal National Mortgage Association(i),(m)
CMO Series 2006-15 Class OP
03/25/2036	0.000%	220,320	187,582
CMO Series 2006-60 Class CO
06/25/2035	0.000%	32,492	32,145
CMO Series 2006-8 Class WQ
03/25/2036	0.000%	359,726	293,725
CMO Series 2009-86 Class BO
03/25/2037	0.000%	137,686	124,305
CMO Series 2013-101 Class DO
10/25/2043	0.000%	2,670,533	2,047,481
CMO Series 2013-128 Class
12/25/2043	0.000%	1,885,313	1,496,187
CMO Series 2013-92 Class
09/25/2043	0.000%	1,984,390	1,563,281
CMO STRIPS Series 293 Class 1
12/25/2024	0.000%	181,032	169,881
Federal National Mortgage Association(g)
CMO Series 2009-71 Class BI
08/25/2024	4.500%	70,052	3,709
CMO Series 2009-86 Class IP
10/25/2039	5.500%	178,658	32,899
CMO Series 2010-155 Class KI
01/25/2021	3.000%	553,100	18,400
Federal National Mortgage Association(d),(g)
CMO Series 2011-30 Class LS
04/25/2041	1.529%	1,347,599	65,937

146	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
09/20/2038	7.000%	107,991	123,842
08/20/2039	6.000%	485,527	551,085
02/20/2045- 12/20/2046	3.000%	17,268,844	17,049,407
05/20/2045- 03/20/2048	4.000%	2,331,016	2,406,564
05/20/2046- 06/20/2046	3.500%	2,889,481	2,920,953
08/15/2047- 01/20/2048	4.500%	10,746,313	11,228,067
04/20/2063	4.481%	1,634,876	1,684,500
05/20/2063	4.449%	2,498,474	2,569,553
05/20/2063	4.464%	2,738,283	2,810,409
06/20/2063	4.361%	4,129,827	4,247,663
CMO Series 2002-47 Class PG
07/16/2032	6.500%	251,323	284,786
CMO Series 2003-75 Class ZX
09/16/2033	6.000%	846,342	937,580
CMO Series 2005-26 Class XY
03/20/2035	5.500%	785,393	857,946
CMO Series 2005-72 Class AZ
09/20/2035	5.500%	1,090,679	1,164,985
CMO Series 2006-17 Class JN
04/20/2036	6.000%	367,650	403,087
CMO Series 2006-33 Class NA
01/20/2036	5.000%	234,344	240,180
CMO Series 2006-38 Class ZK
08/20/2036	6.500%	1,135,319	1,264,754
CMO Series 2006-69 Class MB
12/20/2036	5.500%	1,342,515	1,426,934
CMO Series 2008-23 Class PH
03/20/2038	5.000%	1,162,050	1,225,932
CMO Series 2009-104 Class AB
08/16/2039	7.000%	1,380,117	1,507,439
CMO Series 2009-89 Class VA
07/20/2020	5.000%	442,468	446,128
CMO Series 2010-130 Class CP
10/16/2040	7.000%	648,864	731,663
CMO Series 2010-14 Class QP
12/20/2039	6.000%	55,032	55,420
CMO Series 2013-H01 Class FA
01/20/2063	1.650%	3,073,774	3,024,843
CMO Series 2013-H04 Class BA
02/20/2063	1.650%	1,876,716	1,847,434
CMO Series 2013-H07 Class JA
03/20/2063	1.750%	3,395,463	3,344,499
CMO Series 2013-H09 Class HA
04/20/2063	1.650%	4,598,385	4,496,711
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(h)
06/20/2041	4.500%	7,900,000	8,190,232
04/19/2048	3.500%	1,800,000	1,817,473
04/19/2048	4.000%	26,000,000	26,724,649
Government National Mortgage Association(l)
04/20/2046- 01/20/2048	3.500%	18,551,117	18,789,783
09/20/2046	3.000%	6,686,591	6,599,288
Government National Mortgage Association(c),(l)
03/01/2048	4.000%	1,818,000	1,880,574
Government National Mortgage Association(b),(g)
CMO Series 2005-3 Class SE
1-month USD LIBOR + 6.100% 01/20/2035	4.278%	1,071,627	115,159
CMO Series 2007-40 Class SN
1-month USD LIBOR + 6.680% 07/20/2037	4.858%	765,394	101,781
CMO Series 2008-62 Class SA
1-month USD LIBOR + 6.150% 07/20/2038	4.328%	733,585	103,586
CMO Series 2008-76 Class US
1-month USD LIBOR + 5.900% 09/20/2038	4.078%	850,913	101,181
CMO Series 2008-95 Class DS
1-month USD LIBOR + 7.300% 12/20/2038	5.478%	724,904	109,558
CMO Series 2009-102 Class SM
1-month USD LIBOR + 6.400% 06/16/2039	4.614%	350,156	15,732
CMO Series 2009-106 Class ST
1-month USD LIBOR + 6.000% 02/20/2038	4.178%	1,203,695	153,739
CMO Series 2009-64 Class SN
1-month USD LIBOR + 6.100% 07/16/2039	4.314%	552,953	55,197
CMO Series 2009-67 Class SA
1-month USD LIBOR + 6.050% 08/16/2039	4.264%	368,523	39,696
CMO Series 2009-72 Class SM
1-month USD LIBOR + 6.250% 08/16/2039	4.464%	943,254	121,402
CMO Series 2009-81 Class SB
1-month USD LIBOR + 6.090% 09/20/2039	4.268%	1,143,017	126,315
CMO Series 2010-47 Class PX
1-month USD LIBOR + 6.700% 06/20/2037	4.878%	1,407,561	206,209
CMO Series 2011-75 Class SM
1-month USD LIBOR + 6.600% 05/20/2041	4.778%	682,292	103,643

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	147

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b)
CMO Series 2007-16 Class NS
1-month USD LIBOR + 23.275% 04/20/2037	16.898%	125,297	169,517
CMO Series 2012-H10 Class FA
1-month USD LIBOR + 0.550% 12/20/2061	2.125%	1,928,540	1,934,946
CMO Series 2012-H21 Class CF
1-month USD LIBOR + 0.700% 05/20/2061	2.275%	694,882	696,167
CMO Series 2012-H21 Class DF
1-month USD LIBOR + 0.650% 05/20/2061	2.225%	620,107	621,119
CMO Series 2012-H26 Class MA
1-month USD LIBOR + 0.550% 07/20/2062	2.125%	501,160	501,770
CMO Series 2012-H28 Class FA
1-month USD LIBOR + 0.580% 09/20/2062	2.155%	1,762,131	1,766,869
CMO Series 2012-H29 Class FA
1-month USD LIBOR + 0.515% 10/20/2062	2.090%	1,978,144	1,982,659
CMO Series 2012-H30 Class JA
1-month USD LIBOR + 0.480% 01/20/2060	2.055%	10,018	10,020
CMO Series 2012-H30 Class PA
1-month USD LIBOR + 0.450% 11/20/2059	2.025%	10,587	10,589
CMO Series 2013-H01 Class TA
1-month USD LIBOR + 0.500% 01/20/2063	2.075%	572,027	572,765
CMO Series 2013-H05 Class FB
1-month USD LIBOR + 0.400% 02/20/2062	1.975%	721,628	722,008
CMO Series 2013-H07 Class GA
1-month USD LIBOR + 0.470% 03/20/2063	2.045%	1,990,658	1,993,408
CMO Series 2013-H07 Class HA
1-month USD LIBOR + 0.410% 03/20/2063	1.985%	1,366,820	1,366,468
CMO Series 2013-H09 Class GA
1-month USD LIBOR + 0.480% 04/20/2063	2.055%	2,385,229	2,389,377
CMO Series 2013-H09 Class SA
1-month USD LIBOR + 0.500% 04/20/2063	2.075%	2,863,969	2,873,644
CMO Series 2013-H21 Class FA
1-month USD LIBOR + 0.750% 09/20/2063	2.325%	3,853,811	3,889,588
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H21 Class FB
1-month USD LIBOR + 0.700% 09/20/2063	2.275%	4,116,336	4,148,033
CMO Series 2015-H23 Class FB
1-month USD LIBOR + 0.520% 09/20/2065	2.095%	1,702,009	1,709,946
CMO Series 2015-H26 Class FG
1-month USD LIBOR + 0.520% 10/20/2065	2.095%	884,461	888,761
CMO Series 2015-H30 Class FE
1-month USD LIBOR + 0.600% 11/20/2065	2.175%	6,804,452	6,862,687
Government National Mortgage Association(m)
CMO Series 2008-1 Class PO
01/20/2038	0.000%	129,124	107,294
Government National Mortgage Association(g)
CMO Series 2010-107 Class IL
07/20/2039	6.000%	924,829	189,397
CMO Series 2010-144 Class BI
09/16/2037	4.000%	551,013	10,133
Government National Mortgage Association(i),(m)
CMO Series 2010-14 Class AO
12/20/2032	0.000%	123,333	118,778
CMO Series 2010-157 Class OP
12/20/2040	0.000%	853,090	707,259
Government National Mortgage Association(d)
CMO Series 2010-H17 Class XQ
07/20/2060	5.238%	3,352,024	3,426,685
CMO Series 2011-137 Class WA
07/20/2040	5.551%	1,140,064	1,250,389
CMO Series 2012-141 Class WC
01/20/2042	3.723%	945,008	967,098
CMO Series 2013-54 Class WA
11/20/2042	4.737%	1,980,136	2,089,613
CMO Series 2013-75 Class WA
06/20/2040	5.197%	653,704	702,309
Total Residential Mortgage-Backed Securities - Agency (Cost $687,468,561)			687,532,666

Residential Mortgage-Backed Securities - Non-Agency 2.0%

Ajax Mortgage Loan Trust(a)
CMO Series 2016-2 Class A
10/25/2056	4.125%	2,808,778	2,793,016
Angel Oak Mortgage Trust LLC(a)
CMO Series 2015-1
11/25/2045	4.500%	161,078	160,243
ASG Resecuritization Trust(a),(d)
CMO Series 2009-3 Class A65
03/26/2037	3.056%	31,440	31,413

148	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-1 Class 3A50
11/28/2035	3.685%	111,807	111,718
Asset-Backed Funding Certificates Trust(d)
CMO Series 2005-AG1 Class A4
01/25/2034	4.811%	353,102	361,662
Banc of America Funding Trust
CMO Series 2004-3 Class 1A1
10/25/2034	5.500%	118,538	124,416
Banc of America Mortgage Trust(d)
CMO Series 2004-C Class 2A2
04/25/2034	3.873%	123,293	124,112
BCAP LLC Trust(a),(d)
CMO Series 2010-RR7 Class 2A1
07/26/2045	3.609%	377,780	380,099
BCAP LLC Trust(a),(b)
CMO Series 2012-RR10 Class 1A1
1-month USD LIBOR + 0.230% 02/26/2037	1.851%	82,142	82,138
Bear Stearns Adjustable Rate Mortgage Trust(d)
CMO Series 2003-4 Class 3A1
07/25/2033	3.583%	69,124	69,549
CMO Series 2003-7 Class 6A
10/25/2033	3.643%	405,963	409,104
Bear Stearns Alt-A Trust(b)
CMO Series 2004-6 Class 1A
1-month USD LIBOR + 0.640% 07/25/2034	2.512%	381,730	380,543
CMO Series 2005-2 Class 1A1
1-month USD LIBOR + 0.500% 03/25/2035	2.372%	80,728	80,647
Bear Stearns Asset-Backed Securities Trust(b)
CMO Series 2003-SD1 Class A
1-month USD LIBOR + 0.900% 12/25/2033	2.772%	294,865	295,509
Chase Mortgage Finance Corp.(d)
CMO Series 2007-A1 Class 1A3
02/25/2037	3.714%	651,885	649,873
CMO Series 2007-A1 Class 2A1
02/25/2037	3.677%	253,457	255,709
CMO Series 2007-A1 Class 7A1
02/25/2037	3.684%	125,902	126,708
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2003-1 Class 3A4
09/25/2033	5.250%	121,361	121,894
CMO Series 2005-2 Class 2A11
05/25/2035	5.500%	244,689	251,319
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2009-10 Class 1A1
09/25/2033	3.337%	378,898	387,881
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-13 Class 1A4
08/25/2034	5.500%	249,757	255,850
CMO Series 2004-3 Class A26
04/25/2034	5.500%	131,209	134,243
CMO Series 2004-5 Class 1A4
06/25/2034	5.500%	343,854	348,739
Credit Suisse First Boston Mortgage Securities Corp.
CMO Series 2003-21 Class 1A4
09/25/2033	5.250%	128,324	131,814
CMO Series 2004-5 Class 3A1
08/25/2019	5.250%	58,375	58,699
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
CMO Series 2003-27 Class 5A4
11/25/2033	5.250%	222,837	225,567
CMO Series 2004-4 Class 2A4
09/25/2034	5.500%	292,652	305,151
CMO Series 2004-8 Class 1A4
12/25/2034	5.500%	265,083	276,723
Credit Suisse Mortgage Capital Certificates(a),(d)
CMO Series 2010-17R Class 1A1
06/26/2036	3.454%	115,360	116,059
DBRR Trust(a),(d)
CMO Series 2015-LCM Class A2
06/10/2034	3.422%	3,152,000	3,027,709
DBRR Trust(a)
Series 2015-LCM Class A1
06/10/2034	2.998%	3,215,726	3,076,284
GMAC Mortgage Corp. Loan Trust(d)
CMO Series 2003-AR2 Class 2A4
12/19/2033	3.903%	372,760	371,199
GSMPS Mortgage Loan Trust(a),(b)
CMO Series 2005-RP3 Class 1AF
1-month USD LIBOR + 0.350% 09/25/2035	2.222%	801,005	720,281
GSMPS Mortgage Loan Trust(a),(d),(g)
CMO Series 2005-RP3 Class 1AS
09/25/2035	2.965%	620,779	48,683
GSR Mortgage Loan Trust
CMO Series 2003-7F Class 1A4
06/25/2033	5.250%	374,395	385,158
GSR Mortgage Loan Trust(b)
CMO Series 2005-5F Class 8A3
1-month USD LIBOR + 0.500% 06/25/2035	2.372%	21,027	20,052
HarborView Mortgage Loan Trust(d)
CMO Series 2004-3 Class 1A
05/19/2034	3.651%	1,292,169	1,319,649

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	149

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Headlands Residential LLC(a),(d)
CMO Series 2017-RPL1 Class A
08/25/2022	3.875%	2,690,000	2,654,213
Impac CMB Trust(b)
CMO Series 2005-4 Class 2A1
1-month USD LIBOR + 0.600% 05/25/2035	2.221%	259,184	256,575
Impac Secured Assets CMN Owner Trust(d)
CMO Series 2003-3 Class A1
08/25/2033	4.802%	165,961	169,621
Impac Secured Assets Trust(b)
CMO Series 2006-1 Class 2A1
1-month USD LIBOR + 0.350% 05/25/2036	1.971%	225,672	214,663
CMO Series 2006-2 Class 2A1
1-month USD LIBOR + 0.350% 08/25/2036	1.971%	286,535	281,407
JPMorgan Mortgage Trust(d)
CMO Series 2006-A2 Class 5A3
11/25/2033	3.591%	499,663	509,190
CMO Series 2007-A1 Class 5A5
07/25/2035	3.688%	384,189	396,148
JPMorgan Mortgage Trust(a),(d)
CMO Series 2017-5 Class A1
10/26/2048	3.184%	7,673,370	7,636,756
MASTR Adjustable Rate Mortgages Trust(d)
CMO Series 2004-13 Class 2A1
04/21/2034	3.626%	271,831	278,453
CMO Series 2004-13 Class 3A7
11/21/2034	3.469%	505,961	518,954
MASTR Asset Securitization Trust(a)
CMO Series 2004-P7 Class A6
12/27/2033	5.500%	65,553	66,949
MASTR Seasoned Securities Trust
CMO Series 2004-2 Class A1
08/25/2032	6.500%	227,843	234,436
CMO Series 2004-2 Class A2
08/25/2032	6.500%	358,852	369,735
Merrill Lynch Mortgage Investors Trust(b)
CMO Series 2003-A Class 2A1
1-month USD LIBOR + 0.780% 03/25/2028	2.652%	205,296	203,920
CMO Series 2003-E Class A1
1-month USD LIBOR + 0.620% 10/25/2028	2.492%	580,257	576,413
CMO Series 2004-A Class A1
1-month USD LIBOR + 0.460% 04/25/2029	2.332%	507,515	500,512
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2004-G Class A2
6-month USD LIBOR + 0.600% 01/25/2030	2.425%	125,325	122,887
Merrill Lynch Mortgage Investors Trust(d)
CMO Series 2004-1 Class 2A1
12/25/2034	3.330%	369,943	372,321
CMO Series 2004-A4 Class A2
08/25/2034	3.274%	440,776	450,855
Morgan Stanley Mortgage Loan Trust(d)
CMO Series 2004-3 Class 4A
04/25/2034	5.665%	335,646	353,392
Morgan Stanley Re-Remic Trust(a)
07/27/2049	0.250%	1,263,193	1,234,478
NACC Reperforming Loan Remic Trust(a)
CMO Series 2004-R2 Class A1
10/25/2034	6.500%	179,557	181,196
NCUA Guaranteed Notes(b)
CMO Series 2010-R3 Class 1A
1-month USD LIBOR + 0.560% 12/08/2020	2.181%	608,995	611,961
NCUA Guaranteed Notes
CMO Series 2010-R3 Class 3A
12/08/2020	2.400%	130,222	129,196
Oportun Funding VII LLC(a)
CMO Series 2017-B Class A
10/10/2023	3.220%	736,000	726,141
Prime Mortgage Trust
CMO Series 2004-2 Class A2
11/25/2019	4.750%	63,737	63,905
RALI Trust
CMO Series 2004-QS3 Class CB
03/25/2019	5.000%	53,059	53,047
RBSSP Resecuritization Trust(a)
CMO Series 2009-1 Class 1A1
02/26/2036	6.500%	364,611	388,169
CMO Series 2009-2 Class 1A1
08/26/2037	7.000%	59,533	60,026
Residential Asset Mortgage Products Trust
CMO Series 2004-SL2 Class A3
10/25/2031	7.000%	346,224	360,009
Residential Asset Securitization Trust(d)
CMO Series 2004-IP2 Class 1A1
12/25/2034	3.615%	338,773	344,085
Sequoia Mortgage Trust(b)
CMO Series 2003-1 Class 1A
1-month USD LIBOR + 0.760% 04/20/2033	2.582%	1,010,596	992,464

150	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2003-8 Class A1
1-month USD LIBOR + 0.640% 01/20/2034	2.462%	860,625	846,640
CMO Series 2004-11 Class A1
1-month USD LIBOR + 0.600% 12/20/2034	2.422%	850,325	837,684
CMO Series 2004-12 Class A3
6-month USD LIBOR + 0.320% 01/20/2035	2.102%	313,708	291,606
Structured Adjustable Rate Mortgage Loan Trust(d)
CMO Series 2004-4 Class 5A
04/25/2034	3.742%	202,058	198,759
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2004-AR5 Class 1A1
1-month USD LIBOR + 0.660% 10/19/2034	2.468%	557,725	537,443
CMO Series 2005-AR5 Class A3
1-month USD LIBOR + 0.250% 07/19/2035	2.308%	272,911	265,326
Structured Asset Securities Corp.(d)
CMO Series 2004-4XS Class 1A5
02/25/2034	5.990%	446,271	451,912
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(d)
CMO Series 2003-34A Class 3A3
11/25/2033	3.608%	756,288	761,135
CMO Series 2003-40A Class 3A2
01/25/2034	3.493%	371,647	372,301
CMO Series 2004-6XS Class A5A
03/25/2034	5.699%	297,619	302,687
CMO Series 2004-6XS Class A5B (AMBAC)
03/25/2034	5.699%	357,143	363,219
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
CMO Series 2004-5H Class A4
12/25/2033	5.540%	508,115	519,504
Thornburg Mortgage Securities Trust(d)
CMO Series 2004-4 Class 3A
12/25/2044	3.027%	298,448	299,810
Vendee Mortgage Trust
CMO Series 1998-2 Class 1G
06/15/2028	6.750%	300,430	332,849
Vericrest Opportunity Loan Transferee(a),(c),(d)
CMO Series 2018-FT1 Class A1
02/25/2021	3.260%	2,411,784	2,381,636
Vericrest Opportunity Loan Transferee LIX LLC(a)
CMO Series 2017-NPL6 Class A1
05/25/2047	3.250%	521,669	521,748
Vericrest Opportunity Loan Transferee LVI LLC(a)
CMO Series 2017-NPL3 Class A1
03/25/2047	3.500%	1,412,774	1,413,203
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee LVII LLC(a)
CMO Series 2017-NPL4 Class A1
04/25/2047	3.375%	900,339	898,452
Vericrest Opportunity Loan Transferee LVIII LLC(a)
CMO Series 2017-NPL5 Class A1
05/28/2047	3.375%	657,901	656,799
Vericrest Opportunity Loan Transferee LX LLC(a)
CMO Series 2017-NPL7 Class A1
04/25/2059	3.250%	861,102	861,401
Vericrest Opportunity Loan Transferee LXI LLC(a),(d)
CMO Series 2017-NPL8 Class A1
06/25/2047	3.125%	997,905	992,754
Vericrest Opportunity Loan Transferee LXIV LLC(a)
Series 2017-NP11 Class A1
10/25/2047	3.375%	3,865,660	3,855,114
WaMu Mortgage Pass-Through Certificates Trust(d)
CMO Series 2003-AR11 Class A6
10/25/2033	3.357%	549,430	556,069
CMO Series 2003-AR5 Class A7
06/25/2033	3.097%	228,037	230,339
CMO Series 2003-AR6 Class A1
06/25/2033	3.251%	245,972	248,266
CMO Series 2003-AR7 Class A7
08/25/2033	3.129%	340,774	344,674
CMO Series 2004-AR3 Class A2
06/25/2034	3.263%	198,942	203,051
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2004-CB3 Class 4A
10/25/2019	6.000%	53,027	53,878
CMO Series 2004-S3 Class 1A5
07/25/2034	5.000%	77,422	78,926
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
CMO Series 2003-MS2 Class 1A1
02/25/2033	5.750%	47,489	48,083
Wells Fargo Mortgage-Backed Securities Trust(d)
CMO Series 2003-J Class 2A1
10/25/2033	3.482%	101,922	103,298
CMO Series 2003-L Class 2A1
11/25/2033	3.607%	141,731	140,029
CMO Series 2004-EE Class 2A1
12/25/2034	3.478%	46,480	47,270
CMO Series 2004-G Class A3
06/25/2034	3.350%	58,058	58,608
CMO Series 2004P Class 2A1
09/25/2034	3.537%	628,034	643,930
CMO Series 2004-U Class A1
10/25/2034	3.695%	583,849	587,308

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	151

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2004-W Class A9
11/25/2034	3.707%	384,866	392,979
CMO Series 2005-AR3 Class 1A1
03/25/2035	3.524%	1,556,052	1,599,274
CMO Series 2005-AR8 Class 2A1
06/25/2035	3.793%	87,685	89,726
CMO Series 2005-AR9 Class 2A1
10/25/2033	3.629%	193,144	195,318
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-4 Class A9
05/25/2034	5.500%	301,773	307,306
CMO Series 2005-14 Class 1A1
12/25/2035	5.500%	220,175	226,855
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $62,890,065)			63,448,659

U.S. Government & Agency Obligations 2.1%

Federal Home Loan Banks
10/24/2029	4.000%	1,600,000	1,722,066
07/15/2036	5.500%	2,000,000	2,664,718
Federal National Mortgage Association(i)
STRIPS
05/15/2030	0.000%	3,750,000	2,522,880
Subordinated
10/09/2019	0.000%	8,680,000	8,372,077
Financing Corp.(i)
STRIPS
05/11/2018	0.000%	3,600,000	3,590,938
Israel Government AID Bond(i)
11/15/2023	0.000%	1,316,000	1,093,812
11/01/2024	0.000%	10,385,000	8,517,621
08/15/2025	0.000%	2,500,000	1,940,820
11/15/2026	0.000%	1,500,000	1,100,118
Israel Government AID Bond
09/18/2033	5.500%	1,000,000	1,296,749
Private Export Funding Corp.
05/15/2022	2.800%	1,500,000	1,509,043
Residual Funding Corp.(i)
STRIPS
10/15/2019	0.000%	9,545,000	9,206,582
10/15/2020	0.000%	7,500,000	7,002,030
01/15/2021	0.000%	1,995,000	1,852,715
Resolution Funding Corp.(i)
01/15/2026	0.000%	535,000	419,499
10/15/2027	0.000%	470,000	346,532
Tennessee Valley Authority
04/01/2036	5.880%	500,000	683,350
09/15/2039	5.250%	2,370,000	3,113,578
09/15/2065	4.250%	2,258,000	2,606,883
U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee Valley Authority(i)
STRIPS
11/01/2025	0.000%	8,500,000	6,734,839
06/15/2035	0.000%	750,000	409,933
Total U.S. Government & Agency Obligations (Cost $66,422,895)			66,706,783

U.S. Treasury Obligations 27.2%

U.S. Treasury
11/30/2018	1.250%	5,500,000	5,471,641
04/30/2019	1.250%	12,326,000	12,206,592
06/30/2019	1.000%	1,500,000	1,477,856
07/31/2019	1.375%	1,942,000	1,921,156
08/31/2019	1.250%	396,000	390,677
09/30/2019	1.375%	10,828,000	10,689,372
12/31/2019	1.875%	12,727,000	12,642,923
01/31/2020	2.000%	20,984,000	20,885,303
02/15/2020	8.500%	500,000	557,761
05/15/2020	3.500%	28,000,000	28,677,697
06/30/2020	1.625%	1,200,000	1,181,698
07/15/2020	1.500%	4,339,000	4,258,821
08/15/2020	1.500%	7,782,000	7,633,656
08/15/2020	2.625%	5,650,000	5,686,027
08/31/2020	2.125%	4,000,000	3,979,056
09/30/2020	1.375%	6,222,000	6,074,693
10/15/2020	1.625%	15,991,000	15,704,124
11/15/2020	1.750%	26,309,000	25,901,295
11/15/2020	2.625%	2,900,000	2,918,175
12/15/2020	1.875%	3,621,000	3,574,907
12/31/2020	1.750%	2,909,000	2,861,035
02/15/2021	2.250%	50,877,000	50,687,922
02/15/2021	3.625%	6,600,000	6,826,791
02/28/2021	1.125%	10,178,000	9,816,730
03/15/2021	2.375%	4,090,000	4,088,560
05/15/2021	3.125%	7,000,000	7,146,481
10/31/2021	2.000%	1,500,000	1,475,889
12/31/2021	2.125%	2,000,000	1,975,136
01/31/2022	1.500%	1,000,000	963,782
04/30/2022	1.875%	82,755,000	80,705,598
08/31/2022	1.625%	10,154,000	9,771,117
10/31/2022	2.000%	11,137,000	10,876,862
11/30/2022	2.000%	380,000	370,927
12/31/2022	2.125%	32,828,000	32,197,714
02/28/2023	2.625%	10,205,000	10,236,998
06/30/2023	1.375%	4,000,000	3,762,978
08/15/2023	2.500%	7,350,000	7,315,999
02/29/2024	2.125%	1,300,000	1,263,570
12/31/2024	2.250%	4,297,000	4,183,147
02/28/2025	2.750%	1,260,000	1,265,395
08/15/2026	1.500%	5,345,000	4,852,730
11/15/2026	2.000%	5,328,000	5,025,833
02/15/2027	2.250%	25,013,000	24,045,721
08/15/2027	2.250%	37,937,000	36,379,508
11/15/2027	2.250%	39,050,000	37,407,115
02/15/2028	2.750%	3,947,000	3,949,129
02/15/2037	4.750%	2,000,000	2,560,123

152	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2037	5.000%	2,500,000	3,295,820
02/15/2039	3.500%	7,500,000	8,241,543
05/15/2039	4.250%	3,000,000	3,650,737
08/15/2039	4.500%	7,500,000	9,434,783
05/15/2040	4.375%	1,000,000	1,240,109
11/15/2040	4.250%	4,500,000	5,494,966
11/15/2041	3.125%	4,640,000	4,794,401
08/15/2042	2.750%	4,500,000	4,349,551
02/15/2043	3.125%	2,000,000	2,061,769
08/15/2043	3.625%	1,500,000	1,679,671
11/15/2043	3.750%	5,400,000	6,169,870
11/15/2046	2.875%	22,126,000	21,703,962
02/15/2047	3.000%	8,093,000	8,137,695
08/15/2047	2.750%	21,675,000	20,718,056
11/15/2047	2.750%	18,468,000	17,657,510
02/15/2048	3.000%	3,859,000	3,881,255
U.S. Treasury(h)
03/31/2020	2.250%	3,761,000	3,759,351
03/31/2023	2.500%	5,316,000	5,285,269
U.S. Treasury(i)
STRIPS
02/15/2020	0.000%	5,030,000	4,824,773
08/15/2020	0.000%	11,295,000	10,683,040
02/15/2021	0.000%	28,185,000	26,346,369
05/15/2021	0.000%	22,965,000	21,291,964
08/15/2021	0.000%	19,045,000	17,536,279
11/15/2021	0.000%	6,245,000	5,709,296
02/15/2022	0.000%	3,790,000	3,437,796
05/15/2022	0.000%	9,005,000	8,115,053
08/15/2022	0.000%	2,500,000	2,237,500
11/15/2022	0.000%	3,750,000	3,332,520
02/15/2023	0.000%	20,665,000	18,197,308
05/15/2023	0.000%	8,680,000	7,584,828
08/15/2023	0.000%	2,320,000	2,013,506
11/15/2023	0.000%	1,300,000	1,119,777
02/15/2024	0.000%	1,350,000	1,154,250
08/15/2024	0.000%	1,000,000	842,656
11/15/2024	0.000%	4,500,000	3,765,059
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2025	0.000%	1,000,000	829,648
05/15/2025	0.000%	2,500,000	2,057,520
02/15/2026	0.000%	500,000	402,227
08/15/2026	0.000%	1,452,000	1,151,561
05/15/2028	0.000%	1,660,000	1,245,519
11/15/2028	0.000%	1,700,000	1,256,074
11/15/2029	0.000%	2,600,000	1,862,250
08/15/2030	0.000%	6,250,000	4,378,662
02/15/2031	0.000%	6,600,000	4,550,391
08/15/2031	0.000%	3,800,000	2,578,953
11/15/2031	0.000%	6,640,000	4,467,475
02/15/2032	0.000%	6,875,000	4,590,137
08/15/2032	0.000%	1,500,000	986,250
11/15/2032	0.000%	10,450,000	6,816,992
02/15/2033	0.000%	9,850,000	6,382,107
08/15/2033	0.000%	4,000,000	2,549,687
11/15/2033	0.000%	7,400,000	4,681,078
02/15/2034	0.000%	4,400,000	2,760,484
05/15/2034	0.000%	2,400,000	1,497,000
08/15/2034	0.000%	8,375,000	5,182,686
11/15/2034	0.000%	1,850,000	1,136,883
02/15/2035	0.000%	4,210,000	2,567,278
05/15/2035	0.000%	3,050,000	1,843,344
Total U.S. Treasury Obligations (Cost $873,633,939)			869,368,718

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(n),(o)	87,486,448	87,477,699
Total Money Market Funds (Cost $87,479,514)		87,477,699
Total Investments in Securities (Cost: $3,389,113,194)		3,377,666,355
Other Assets & Liabilities, Net		(178,272,486)
Net Assets		3,199,393,869

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2018, the value of these securities amounted to $553,382,194, which represents 17.30% of net assets.
(b)	Variable rate security.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2018, the value of these securities amounted to $3,221,465, which represents 0.10% of net assets.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2018, the value of these securities amounted to $115,725, which represents less than 0.01% of net assets.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Represents a security purchased on a when-issued basis.
(i)	Zero coupon bond.
Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	153

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(j)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(k)	Principal and interest may not be guaranteed by the government.
(l)	Represents a security purchased on a forward commitment basis.
(m)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(n)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(o)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	47,208,535	340,083,009	(299,805,096)	87,486,448	(6,317)	(3,951)	302,089	87,477,699
Abbreviation Legend
AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
154	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	372,869,908	25,215,563	—	398,085,471
Commercial Mortgage-Backed Securities - Agency	—	223,797,850	—	—	223,797,850
Commercial Mortgage-Backed Securities - Non-Agency	—	104,653,419	9,497,123	—	114,150,542
Corporate Bonds & Notes	—	801,993,180	2,011,245	—	804,004,425
Foreign Government Obligations	—	46,269,625	—	—	46,269,625
Inflation-Indexed Bonds	—	2,450,456	—	—	2,450,456
Municipal Bonds	—	14,373,461	—	—	14,373,461
Residential Mortgage-Backed Securities - Agency	—	684,177,776	3,354,890	—	687,532,666
Residential Mortgage-Backed Securities - Non-Agency	—	61,067,023	2,381,636	—	63,448,659
U.S. Government & Agency Obligations	—	66,706,783	—	—	66,706,783
U.S. Treasury Obligations	665,402,538	203,966,180	—	—	869,368,718
Money Market Funds	—	—	—	87,477,699	87,477,699
Total Investments in Securities	665,402,538	2,582,325,661	42,460,457	87,477,699	3,377,666,355
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, Management concluded that the market input(s) were generally unobservable.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 12/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 03/31/2018 ($)
Asset-Backed Securities — Non-Agency	21,477,496	(10,764)	14	4,517	2,951,306	(1,392,426)	2,185,420	—	25,215,563
Commercial Mortgage-Backed Securities — Non-Agency	9,606,207	(42,628)	760	706	—	(67,922)	—	—	9,497,123
Corporate Bonds & Notes	2,029,458	171	163	3,724	—	(22,271)	—	—	2,011,245
Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	155

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Investments in securities	Balance as of 12/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 03/31/2018 ($)
Residential Mortgage-Backed Securities — Agency	2,563,130	—	—	84	3,338,037	(2,546,361)	—	—	3,354,890
Residential Mortgage-Backed Securities — Non-Agency	601,310	2,613	8,555	(7,879)	2,542,467	(765,430)	—	—	2,381,636
Total	36,277,601	(50,608)	9,492	1,152	8,831,810	(4,794,410)	2,185,420	—	42,460,457
(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2017 was $25,734, which is comprised of Asset-Backed Securities - Non-Agency of $4,678, Commercial Mortgage-Backed Securities - Non-Agency of $706, Corporate Bonds & Notes of $3,724, Residential Mortgage-Backed Securities - Agency of $16,854, and Residential Mortgage-Backed Securities - Non-Agency of $(228)
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate, residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
156	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.4%
Issuer	Shares	Value ($)
Consumer Discretionary 12.7%
Auto Components 1.7%
Cooper-Standard Holding, Inc.(a)	29,290	3,597,105
Gentherm, Inc.(a)	47,424	1,610,045
LCI Industries	15,110	1,573,706
Tenneco, Inc.	34,039	1,867,720
Visteon Corp.(a)	23,666	2,608,940
Total		11,257,516
Diversified Consumer Services 1.2%
Chegg, Inc.(a)	166,900	3,448,154
Grand Canyon Education, Inc.(a)	27,190	2,852,775
Sotheby’s (a)	39,103	2,006,375
Total		8,307,304
Hotels, Restaurants & Leisure 3.6%
Golden Entertainment, Inc.(a)	105,160	2,442,867
Hilton Grand Vacations, Inc.(a)	77,038	3,314,175
Planet Fitness, Inc., Class A(a)	195,143	7,370,551
Playa Hotels & Resorts NV(a)	129,020	1,318,584
Texas Roadhouse, Inc.	56,670	3,274,393
Wingstop, Inc.	105,378	4,977,003
Zoe’s Kitchen, Inc.(a)	113,723	1,642,160
Total		24,339,733
Household Durables 0.7%
Hooker Furniture Corp.	67,776	2,487,379
La-Z-Boy, Inc.	64,878	1,943,096
Total		4,430,475
Leisure Products 0.5%
Callaway Golf Co.	107,752	1,762,822
MCBC Holdings, Inc.(a)	64,314	1,620,713
Total		3,383,535
Media 0.4%
Nexstar Media Group, Inc., Class A	39,100	2,600,150
Multiline Retail 0.6%
Ollie’s Bargain Outlet Holdings, Inc.(a)	72,630	4,379,589
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 3.1%
Boot Barn Holdings, Inc.(a)	193,577	3,432,120
Camping World Holdings, Inc., Class A	129,156	4,165,281
Five Below, Inc.(a)	82,221	6,030,088
Lithia Motors, Inc., Class A	45,330	4,556,572
National Vision Holdings, Inc.(a)	25,800	833,598
Sleep Number Corp.(a)	58,685	2,062,778
Total		21,080,437
Textiles, Apparel & Luxury Goods 0.9%
G-III Apparel Group Ltd.(a)	51,476	1,939,616
Oxford Industries, Inc.	27,817	2,074,035
Steven Madden Ltd.	41,968	1,842,395
Total		5,856,046
Total Consumer Discretionary		85,634,785
Consumer Staples 0.7%
Food & Staples Retailing 0.7%
Casey’s General Stores, Inc.	28,621	3,141,727
Performance Food Group Co.(a)	55,545	1,658,018
Total		4,799,745
Total Consumer Staples		4,799,745
Energy 1.7%
Energy Equipment & Services 0.7%
Cactus, Inc., Class A(a)	18,600	500,898
FTS International, Inc.(a)	28,614	526,211
Liberty Oilfield Services, Inc., Class A(a)	16,040	270,916
Matrix Service Co.(a)	110,589	1,515,069
SEACOR Holdings, Inc.(a)	36,826	1,881,809
Total		4,694,903
Oil, Gas & Consumable Fuels 1.0%
HighPoint Resources Corp.(a)	304,245	1,545,565
Matador Resources Co.(a)	45,394	1,357,735
Oasis Petroleum, Inc.(a)	314,901	2,550,698
PDC Energy, Inc.(a)	12,540	614,836
RSP Permian, Inc.(a)	14,605	684,682
Total		6,753,516
Total Energy		11,448,419
Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2018	157

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 4.3%
Banks 1.9%
Ameris Bancorp	56,098	2,967,584
Great Western Bancorp, Inc.	47,408	1,909,120
Hilltop Holdings, Inc.	80,909	1,898,125
LegacyTexas Financial Group, Inc.	48,241	2,065,680
QCR Holdings, Inc.	57,705	2,588,069
Triumph Bancorp, Inc.(a)	39,472	1,626,247
Total		13,054,825
Capital Markets 1.0%
Evercore, Inc., Class A	32,507	2,834,610
Stifel Financial Corp.	67,190	3,979,664
Total		6,814,274
Insurance 0.8%
Employers Holdings, Inc.	35,857	1,450,415
Kinsale Capital Group, Inc.	78,091	4,008,411
Total		5,458,826
Thrifts & Mortgage Finance 0.6%
LendingTree, Inc.(a)	7,277	2,387,948
Provident Financial Services, Inc.	57,507	1,471,604
Total		3,859,552
Total Financials		29,187,477
Health Care 24.1%
Biotechnology 6.0%
Akebia Therapeutics, Inc.(a)	82,175	783,128
Array BioPharma, Inc.(a)	136,565	2,228,741
Audentes Therapeutics, Inc.(a)	48,600	1,460,430
bluebird bio, Inc.(a)	6,120	1,044,990
Clovis Oncology, Inc.(a)	31,760	1,676,928
CytomX Therapeutics, Inc.(a)	52,693	1,499,116
Emergent Biosolutions, Inc.(a)	49,680	2,615,652
Exact Sciences Corp.(a)	6,910	278,680
FibroGen, Inc.(a)	24,986	1,154,353
Genomic Health, Inc.(a)	44,787	1,401,385
Halozyme Therapeutics, Inc.(a)	99,887	1,956,786
Ligand Pharmaceuticals, Inc.(a)	62,622	10,342,649
Repligen Corp.(a)	150,423	5,442,304
Retrophin, Inc.(a)	67,119	1,500,781
Common Stocks (continued)
Issuer	Shares	Value ($)
Sage Therapeutics, Inc.(a)	11,452	1,844,574
Sangamo Therapeutics, Inc.(a)	64,250	1,220,750
Sarepta Therapeutics(a)	31,054	2,300,791
Spark Therapeutics, Inc.(a)	2,237	148,962
Vanda Pharmaceuticals, Inc.(a)	85,049	1,433,076
Total		40,334,076
Health Care Equipment & Supplies 9.6%
Analogic Corp.	19,560	1,875,804
AtriCure, Inc.(a)	58,426	1,198,902
AxoGen, Inc.(a)	114,584	4,182,316
Cantel Medical Corp.	53,698	5,982,494
Cardiovascular Systems, Inc.(a)	65,785	1,442,665
Cutera, Inc.(a)	58,058	2,917,415
Glaukos Corp.(a)	86,292	2,660,382
ICU Medical, Inc.(a)	11,953	3,016,937
Inogen, Inc.(a)	58,149	7,143,023
Integra LifeSciences Holdings Corp.(a)	91,670	5,073,018
iRhythm Technologies, Inc.(a)	52,211	3,286,682
K2M Group Holdings, Inc.(a)	66,503	1,260,232
Masimo Corp.(a)	21,445	1,886,088
Merit Medical Systems, Inc.(a)	110,062	4,991,312
Neogen Corp.(a)	16,800	1,125,432
Nevro Corp.(a)	73,178	6,342,337
NuVasive, Inc.(a)	29,704	1,550,846
NxStage Medical, Inc.(a)	56,277	1,399,046
OraSure Technologies, Inc.(a)	203,673	3,440,037
Penumbra, Inc.(a)	35,609	4,118,181
Total		64,893,149
Health Care Providers & Services 3.2%
Amedisys, Inc.(a)	28,868	1,741,895
BioTelemetry, Inc.(a)	90,566	2,812,074
Envision Healthcare Corp.(a)	79,995	3,074,208
HealthEquity, Inc.(a)	84,277	5,102,129
Magellan Health, Inc.(a)	21,040	2,253,384
Premier, Inc.(a)	95,773	2,998,653
Surgery Partners, Inc.(a)	197,758	3,391,550
Total		21,373,893

158	Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 1.6%
Medidata Solutions, Inc.(a)	29,497	1,852,707
Omnicell, Inc.(a)	58,280	2,529,352
Teladoc, Inc.(a)	81,317	3,277,075
Vocera Communications, Inc.(a)	120,581	2,824,007
Total		10,483,141
Life Sciences Tools & Services 1.3%
Cambrex Corp.(a)	34,715	1,815,594
Charles River Laboratories International, Inc.(a)	33,116	3,534,802
Codexis, Inc.(a)	122,900	1,351,900
Pra Health Sciences, Inc.(a)	25,573	2,121,536
Total		8,823,832
Pharmaceuticals 2.4%
Dova Pharmaceuticals, Inc.(a)	55,969	1,517,879
Innoviva, Inc.(a)	114,247	1,904,498
Kala Pharmaceuticals, Inc.(a)	59,200	937,136
Nektar Therapeutics(a)	28,144	2,990,581
Optinose, Inc.(a)	46,913	939,198
Pacira Pharmaceuticals, Inc.(a)	48,199	1,501,399
Reata Pharmaceuticals, Inc., Class A(a)	31,177	639,440
Supernus Pharmaceuticals, Inc.(a)	90,622	4,150,488
Zogenix, Inc.(a)	37,237	1,491,342
Total		16,071,961
Total Health Care		161,980,052
Industrials 18.8%
Aerospace & Defense 1.2%
Mercury Systems, Inc.(a)	159,804	7,721,729
Air Freight & Logistics 0.5%
Echo Global Logistics, Inc.(a)	69,345	1,913,922
HUB Group, Inc., Class A(a)	41,638	1,742,550
Total		3,656,472
Airlines 0.4%
Skywest, Inc.	46,460	2,527,424
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 1.0%
American Woodmark Corp.(a)	15,539	1,529,815
Apogee Enterprises, Inc.	21,570	935,059
Builders FirstSource, Inc.(a)	111,923	2,220,552
Simpson Manufacturing Co., Inc.	34,029	1,959,730
Total		6,645,156
Commercial Services & Supplies 1.7%
ACCO Brands Corp.	260,943	3,274,835
Advanced Disposal Services, Inc.(a)	90,000	2,005,200
Brink’s Co. (The)	46,320	3,304,932
Healthcare Services Group, Inc.	27,300	1,187,004
Herman Miller, Inc.	52,438	1,675,394
Total		11,447,365
Construction & Engineering 2.5%
Comfort Systems U.S.A., Inc.	50,400	2,079,000
Dycom Industries, Inc.(a)	30,370	3,268,723
Granite Construction, Inc.	93,671	5,232,462
MasTec, Inc.(a)	98,980	4,657,009
Primoris Services Corp.	63,205	1,578,861
Total		16,816,055
Electrical Equipment 0.9%
EnerSys	43,596	3,024,255
Regal Beloit Corp.	43,758	3,209,649
Total		6,233,904
Machinery 6.0%
Astec Industries, Inc.	48,838	2,694,881
Chart Industries, Inc.(a)	29,440	1,737,843
EnPro Industries, Inc.	22,168	1,715,360
Hillenbrand, Inc.	42,234	1,938,541
John Bean Technologies Corp.	82,559	9,362,191
Kennametal, Inc.	70,470	2,830,075
Milacron Holdings Corp.(a)	158,130	3,184,738
Mueller Water Products, Inc., Class A	105,230	1,143,850
Oshkosh Corp.	38,596	2,982,313
Proto Labs, Inc.(a)	20,013	2,352,528
REV Group, Inc.	48,140	999,386
Rexnord Corp.(a)	151,960	4,510,173

Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2018	159

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SPX FLOW, Inc.(a)	48,710	2,396,045
Watts Water Technologies, Inc., Class A	28,347	2,202,562
Total		40,050,486
Professional Services 3.2%
ASGN, Inc.(a)	111,110	9,097,687
ICF International, Inc.	34,571	2,020,675
Insperity, Inc.	35,983	2,502,618
Korn/Ferry International	51,620	2,663,076
TriNet Group, Inc.(a)	45,758	2,119,510
Wageworks, Inc.(a)	69,609	3,146,327
Total		21,549,893
Road & Rail 0.5%
Knight-Swift Transportation Holdings, Inc.	76,193	3,505,640
Trading Companies & Distributors 0.9%
Beacon Roofing Supply, Inc.(a)	38,480	2,042,134
BMC Stock Holdings, Inc.(a)	56,140	1,097,537
Herc Holdings Inc(a)	26,275	1,706,561
SiteOne Landscape Supply, Inc.(a)	18,600	1,432,944
Total		6,279,176
Total Industrials		126,433,300
Information Technology 29.8%
Communications Equipment 1.3%
CalAmp Corp.(a)	67,611	1,546,940
Ciena Corp.(a)	76,998	1,994,248
Extreme Networks, Inc.(a)	157,893	1,747,875
Lumentum Holdings, Inc.(a)	54,145	3,454,451
Total		8,743,514
Electronic Equipment, Instruments & Components 3.4%
Belden, Inc.	46,220	3,186,407
Coherent, Inc.(a)	12,010	2,250,674
Control4 Corp.(a)	70,022	1,504,073
Fitbit, Inc., Class A(a)	240,972	1,228,957
Itron, Inc.(a)	24,783	1,773,224
Littelfuse, Inc.	18,510	3,853,412
Methode Electronics, Inc.	39,111	1,529,240
Novanta, Inc.(a)	48,000	2,503,200
Common Stocks (continued)
Issuer	Shares	Value ($)
Rogers Corp.(a)	12,217	1,460,420
TTM Technologies, Inc.(a)	242,994	3,715,378
Total		23,004,985
Internet Software & Services 8.2%
2U, Inc.(a)	41,870	3,518,336
Alarm.com Holdings, Inc.(a)	58,500	2,207,790
Apptio, Inc., Class A(a)	68,543	1,942,509
Carbonite, Inc.(a)	84,560	2,435,328
Cornerstone OnDemand, Inc.(a)	49,891	1,951,237
Coupa Software, Inc.(a)	29,856	1,362,031
Envestnet, Inc.(a)	98,123	5,622,448
Five9, Inc.(a)	279,263	8,319,245
GTT Communications, Inc.(a)	30,400	1,723,680
Hortonworks, Inc.(a)	87,769	1,787,855
LogMeIn, Inc.	8,250	953,287
New Relic, Inc.(a)	26,281	1,947,948
Q2 Holdings, Inc.(a)	176,008	8,017,164
Quotient Technology, Inc.(a)	104,748	1,372,199
SendGrid, Inc.(a)	67,730	1,905,922
SPS Commerce, Inc.(a)	84,794	5,432,752
TrueCar, Inc.(a)	168,448	1,593,518
Wix.com Ltd.(a)	18,010	1,432,695
Yelp, Inc.(a)	45,666	1,906,555
Total		55,432,499
IT Services 2.3%
Euronet Worldwide, Inc.(a)	36,260	2,861,639
InterXion Holding NV(a)	135,420	8,410,936
Switch, Inc., Class A	4,018	63,926
WNS Holdings Ltd., ADR(a)	89,405	4,052,729
Total		15,389,230
Semiconductors & Semiconductor Equipment 5.2%
Cypress Semiconductor Corp.	161,957	2,746,791
Diodes, Inc.(a)	43,600	1,328,056
Entegris, Inc.	75,137	2,614,768
Formfactor, Inc.(a)	118,386	1,615,969
Inphi Corp.(a)	107,121	3,224,342
MaxLinear, Inc., Class A(a)	69,385	1,578,509
Microsemi Corp.(a)	105,180	6,807,250

160	Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Monolithic Power Systems, Inc.	33,320	3,857,456
Nanometrics, Inc.(a)	59,035	1,588,041
Photronics, Inc.(a)	195,831	1,615,606
Rambus, Inc.(a)	151,579	2,035,706
Rudolph Technologies, Inc.(a)	64,205	1,778,478
Semtech Corp.(a)	51,000	1,991,550
Silicon Laboratories, Inc.(a)	21,689	1,949,841
Total		34,732,363
Software 9.4%
Altair Engineering, Inc., Class A(a)	56,618	1,775,541
Blackline, Inc.(a)	62,329	2,443,920
Bottomline Technologies de, Inc.(a)	29,400	1,139,250
CommVault Systems, Inc.(a)	75,341	4,309,505
Everbridge, Inc.(a)	100,699	3,685,583
FireEye, Inc.(a)	221,526	3,750,435
HubSpot, Inc.(a)	56,055	6,070,757
Imperva, Inc.(a)	28,903	1,251,500
Paylocity Holding Corp.(a)	2,670	136,784
Proofpoint, Inc.(a)	56,240	6,391,676
PROS Holdings, Inc.(a)	89,508	2,954,659
Qualys, Inc.(a)	24,746	1,800,272
Rapid7, Inc.(a)	74,170	1,896,527
RealPage, Inc.(a)	96,760	4,983,140
RingCentral, Inc., Class A(a)	49,460	3,140,710
SailPoint Technologies Holding, Inc.(a)	49,661	1,027,486
Talend SA ADR(a)	71,995	3,464,399
Ultimate Software Group, Inc. (The)(a)	13,321	3,246,328
Varonis Systems, Inc.(a)	39,238	2,373,899
Verint Systems, Inc.(a)	40,389	1,720,571
Zendesk, Inc.(a)	121,686	5,825,109
Zscaler, Inc.(a)	3,600	101,052
Total		63,489,103
Total Information Technology		200,791,694
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.1%
Chemicals 1.3%
Ferro Corp.(a)	127,105	2,951,378
Kraton Performance Polymers, Inc.(a)	50,400	2,404,584
PQ Group Holdings, Inc.(a)	100,900	1,409,573
Trinseo SA	26,413	1,955,883
Total		8,721,418
Construction Materials 0.5%
Eagle Materials, Inc.	29,271	3,016,376
Metals & Mining 0.7%
Carpenter Technology Corp.	55,082	2,430,218
Commercial Metals Co.	96,135	1,966,922
Total		4,397,140
Paper & Forest Products 0.6%
Boise Cascade Co.	54,495	2,103,507
Louisiana-Pacific Corp.	77,800	2,238,306
Total		4,341,813
Total Materials		20,476,747
Real Estate 1.1%
Equity Real Estate Investment Trusts (REITS) 1.1%
American Assets Trust, Inc.	45,158	1,508,729
DiamondRock Hospitality Co.	145,849	1,522,663
Hersha Hospitality Trust	75,839	1,357,518
Rexford Industrial Realty, Inc.	102,439	2,949,219
Total		7,338,129
Total Real Estate		7,338,129
Telecommunication Services 0.6%
Diversified Telecommunication Services 0.6%
Cogent Communications Holdings, Inc.	39,307	1,705,924
ORBCOMM, Inc.(a)	266,382	2,495,999
Total		4,201,923
Total Telecommunication Services		4,201,923
Utilities 0.5%
Electric Utilities 0.3%
Otter Tail Corp.	47,691	2,067,405

Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2018	161

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.2%
Southwest Gas Holdings, Inc.	21,887	1,480,218
Total Utilities		3,547,623
Total Common Stocks (Cost $545,399,031)		655,839,894

Exchange-Traded Funds 0.7%
	Shares	Value ($)
iShares Russell 2000 Growth ETF	25,600	4,878,592
Total Exchange-Traded Funds (Cost $4,921,920)		4,878,592

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(b),(c)	11,460,150	11,459,004
Total Money Market Funds (Cost $11,459,110)		11,459,004
Total Investments in Securities (Cost: $561,780,061)		672,177,490
Other Assets & Liabilities, Net		1,500,816
Net Assets		673,678,306

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	12,986,735	40,379,062	(41,905,647)	11,460,150	(1,026)	(401)	48,098	11,459,004
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
162	Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	85,634,785	—	—	—	85,634,785
Consumer Staples	4,799,745	—	—	—	4,799,745
Energy	11,448,419	—	—	—	11,448,419
Financials	29,187,477	—	—	—	29,187,477
Health Care	161,980,052	—	—	—	161,980,052
Industrials	126,433,300	—	—	—	126,433,300
Information Technology	200,791,694	—	—	—	200,791,694
Materials	20,476,747	—	—	—	20,476,747
Real Estate	7,338,129	—	—	—	7,338,129
Telecommunication Services	4,201,923	—	—	—	4,201,923
Utilities	3,547,623	—	—	—	3,547,623
Total Common Stocks	655,839,894	—	—	—	655,839,894
Exchange-Traded Funds	4,878,592	—	—	—	4,878,592
Money Market Funds	—	—	—	11,459,004	11,459,004
Total Investments in Securities	660,718,486	—	—	11,459,004	672,177,490
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2018	163

Portfolio of Investments
Columbia Variable Portfolio – Global Bond Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 1.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 1.1%
Centre Point Funding LLC(a)
Series 2012-2A Class 1
08/20/2021	2.610%	1,530,241	1,514,667
Total Asset-Backed Securities — Non-Agency (Cost $1,541,620)			1,514,667

Commercial Mortgage-Backed Securities - Non-Agency 1.8%

United States 1.8%
VSD (a)
Series 2017-PLT1 Class A
12/25/2043	3.600%	2,574,155	2,570,438
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $2,574,155)			2,570,438

Corporate Bonds & Notes 31.3%

Australia 1.6%
Woodside Finance Ltd.(a)
03/05/2025	3.650%	2,220,000	2,184,049
Bahamas 0.0%
Silversea Cruise Finance Ltd.(a)
02/01/2025	7.250%	15,000	15,910
Canada 1.1%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	45,000	42,986
10/15/2025	5.000%	84,000	79,985
Bombardier, Inc.(a)
12/01/2021	8.750%	38,000	41,795
01/15/2023	6.125%	12,000	11,968
12/01/2024	7.500%	26,000	26,902
03/15/2025	7.500%	14,000	14,378
Canadian Natural Resources Ltd.
06/01/2047	4.950%	25,000	26,152
Cenovus Energy, Inc.
09/15/2043	5.200%	350,000	338,227
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	12,000	12,503
01/15/2025	7.625%	36,000	38,300
MDC Partners, Inc.(a)
05/01/2024	6.500%	15,000	14,697
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	14,000	14,011
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	29,000	28,911
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teck Resources Ltd.(a)
06/01/2024	8.500%	15,000	16,669
Teck Resources Ltd.
07/15/2041	6.250%	130,000	138,088
Thomson Reuters Corp.
05/23/2043	4.500%	390,000	377,279
Valeant Pharmaceuticals International, Inc.(a)
05/15/2023	5.875%	120,000	105,980
03/15/2024	7.000%	68,000	70,883
04/15/2025	6.125%	71,000	61,012
11/01/2025	5.500%	22,000	21,407
Videotron Ltd.(a)
06/15/2024	5.375%	56,000	57,980
04/15/2027	5.125%	22,000	21,561
Total			1,561,674
France 0.2%
Altice France SA(a)
05/01/2026	7.375%	179,000	170,395
SPCM SA(a)
09/15/2025	4.875%	26,000	25,266
Total			195,661
Germany 0.1%
Unitymedia GmbH(a)
01/15/2025	6.125%	14,000	14,673
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	105,000	106,998
Total			121,671
Ireland 0.4%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2024	7.250%	145,000	154,097
02/15/2025	6.000%	13,000	13,039
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	43,000	42,438
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	400,000	389,650
Total			599,224
Italy 0.1%
Telecom Italia Capital SA
09/30/2034	6.000%	55,000	57,407
Telecom Italia SpA(a)
05/30/2024	5.303%	19,000	19,453
Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wind Tre SpA(a)
01/20/2026	5.000%	43,000	36,555
Total			113,415
Jersey 0.0%
Delphi Technologies PLC(a)
10/01/2025	5.000%	33,000	31,615
Luxembourg 0.1%
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	52,000	48,522
INEOS Group Holdings SA(a)
08/01/2024	5.625%	21,000	21,228
Total			69,750
Mexico 0.9%
Cemex SAB de CV(a)
04/16/2026	7.750%	1,150,000	1,268,852
Netherlands 0.9%
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	48,000	48,509
Constellium NV(a)
05/15/2024	5.750%	62,000	61,028
03/01/2025	6.625%	29,000	29,405
LYB International Finance BV
03/15/2044	4.875%	415,000	433,998
Mondelez International, Inc.(a)
10/28/2019	1.625%	525,000	514,444
Sensata Technologies BV(a)
10/01/2025	5.000%	47,000	46,464
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	48,000	44,807
Ziggo Secured Finance BV(a)
01/15/2027	5.500%	97,000	91,123
Total			1,269,778
Panama 0.2%
Ena Norte Trust(a)
04/25/2023	4.950%	239,234	243,950
Ukraine 0.3%
MHP SE(a)
04/02/2020	8.250%	397,000	432,182
United Kingdom 0.9%
Sky PLC(a)
09/16/2024	3.750%	1,125,000	1,141,894
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Finance PLC(a)
10/15/2024	6.000%	39,000	38,459
01/15/2025	5.750%	93,000	89,303
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	7,000	6,727
Total			1,276,383
United States 24.5%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	55,000	55,126
03/01/2024	6.500%	16,000	16,673
AES Corp.
03/15/2023	4.500%	16,000	16,297
05/15/2023	4.875%	23,000	23,352
05/15/2026	6.000%	28,000	29,538
09/01/2027	5.125%	9,000	9,171
Aircastle Ltd.
02/15/2022	5.500%	17,000	17,706
04/01/2023	5.000%	15,000	15,442
Allergan Funding SCS
03/15/2045	4.750%	66,000	64,610
Ally Financial, Inc.
03/30/2025	4.625%	100,000	99,431
11/01/2031	8.000%	94,000	114,927
Altice U.S. Finance I Corp.(a)
07/15/2023	5.375%	39,000	39,494
05/15/2026	5.500%	47,000	45,889
American Builders & Contractors Supply Co., Inc.(a)
04/15/2021	5.625%	50,000	50,667
Amsurg Corp.
07/15/2022	5.625%	25,000	25,124
Andeavor Logistics LP/Tesoro Finance Corp.
05/01/2024	6.375%	30,000	31,923
01/15/2025	5.250%	73,000	74,202
Angus Chemical Co.(a)
02/15/2023	8.750%	61,000	62,956
Anheuser-Busch InBev Finance, Inc.
02/01/2023	3.300%	700,000	700,084
02/01/2026	3.650%	300,000	297,984
Appalachian Power Co.
05/15/2044	4.400%	800,000	836,808
APX Group, Inc.
12/01/2020	8.750%	64,000	64,327
12/01/2022	7.875%	39,000	40,581
09/01/2023	7.625%	21,000	21,760
Aramark Services, Inc.
01/15/2024	5.125%	22,000	22,440
Aramark Services, Inc.(a)
02/01/2028	5.000%	23,000	22,490

2	Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Asbury Automotive Group, Inc.
12/15/2024	6.000%	57,000	57,984
Ascend Learning LLC(a)
08/01/2025	6.875%	13,000	13,358
Ashtead Capital, Inc.(a)
08/15/2027	4.375%	40,000	38,113
AT&T, Inc.
06/15/2045	4.350%	700,000	639,712
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	52,000	49,715
B&G Foods, Inc.
04/01/2025	5.250%	93,000	86,597
Ball Corp.
12/15/2020	4.375%	40,000	40,789
Beacon Escrow Corp.(a)
11/01/2025	4.875%	52,000	49,530
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	11,000	11,589
Becton Dickinson and Co.
06/06/2027	3.700%	510,000	491,919
Berry Global, Inc.
05/15/2022	5.500%	58,000	59,519
10/15/2022	6.000%	26,000	26,972
07/15/2023	5.125%	63,000	63,681
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	34,000	35,540
Boyd Gaming Corp.
05/15/2023	6.875%	14,000	14,766
04/01/2026	6.375%	19,000	19,823
Boyne U.S.A., Inc.(a),(b)
05/01/2025	7.250%	22,000	22,511
Brighthouse Financial, Inc.(a)
06/22/2047	4.700%	270,000	247,478
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	21,000	20,126
Callon Petroleum Co.
10/01/2024	6.125%	33,000	33,727
Calpine Corp.
01/15/2025	5.750%	42,000	38,423
Calpine Corp.(a)
06/01/2026	5.250%	9,000	8,684
Camelot Finance SA(a)
10/15/2024	7.875%	25,000	26,083
Cardinal Health, Inc.
06/15/2047	4.368%	150,000	141,893
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	57,000	57,173
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	26,000	25,336
CCO Holdings LLC/Capital Corp.(a)
02/15/2026	5.750%	49,000	48,747
05/01/2026	5.500%	2,000	1,960
05/01/2027	5.125%	140,000	132,705
05/01/2027	5.875%	38,000	37,930
CDK Global, Inc.(a)
06/01/2027	4.875%	16,000	15,399
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(a)
04/15/2027	5.375%	34,000	33,660
Centene Corp.
02/15/2024	6.125%	69,000	71,782
01/15/2025	4.750%	41,000	39,929
Centennial Resource Production LLC(a)
01/15/2026	5.375%	15,000	14,711
CenturyLink, Inc.
03/15/2022	5.800%	23,000	22,446
04/01/2024	7.500%	52,000	52,383
04/01/2025	5.625%	73,000	65,909
Cequel Communications Holdings I LLC/Capital Corp.(a)
12/15/2021	5.125%	40,000	39,979
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	50,000	49,588
Charles River Laboratories International, Inc.(a),(b)
04/01/2026	5.500%	14,000	14,219
Chemours Co. (The)
05/15/2023	6.625%	45,000	47,254
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	36,000	35,748
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	62,000	63,883
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	19,000	10,996
03/31/2023	6.250%	64,000	58,892
CIT Group, Inc.
03/07/2025	5.250%	11,000	11,247
CMS Energy Corp.
11/15/2025	3.600%	682,000	674,919
Continental Resources, Inc.
06/01/2024	3.800%	54,000	52,067
Core & Main LP(a)
08/15/2025	6.125%	16,000	15,679
Crown Americas LLC/Capital Corp. VI(a)
02/01/2026	4.750%	21,000	20,270
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	49,000	48,487

Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(a)
10/15/2025	6.625%	61,000	63,003
10/15/2025	10.875%	81,000	95,235
02/01/2028	5.375%	44,000	41,580
CSX Corp.
11/01/2046	3.800%	195,000	179,668
CVS Health Corp.
06/01/2026	2.875%	345,000	318,093
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	22,000	22,044
03/15/2027	5.375%	44,000	43,961
DaVita, Inc.
05/01/2025	5.000%	65,000	62,849
Delek Logistics Partners LP(a)
05/15/2025	6.750%	32,000	32,322
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	7,000	7,031
Diamondback Energy, Inc.
11/01/2024	4.750%	13,000	12,867
05/31/2025	5.375%	68,000	68,994
Diamondback Energy, Inc.(a)
05/31/2025	5.375%	12,000	12,141
Discovery Communications LLC
09/20/2047	5.200%	20,000	19,934
DISH DBS Corp.
06/01/2021	6.750%	31,000	31,248
03/15/2023	5.000%	76,000	68,447
11/15/2024	5.875%	25,000	22,322
07/01/2026	7.750%	100,000	93,757
DTE Energy Co.
06/01/2024	3.500%	750,000	740,676
10/01/2026	2.850%	490,000	451,411
Duke Energy Carolinas LLC
03/15/2046	3.875%	505,000	498,115
Dynegy, Inc.
11/01/2024	7.625%	34,000	36,753
Dynegy, Inc.(a)
01/30/2026	8.125%	24,000	26,476
Eldorado Resorts, Inc.
04/01/2025	6.000%	39,000	39,591
Emera U.S. Finance LP
06/15/2046	4.750%	620,000	621,939
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	7,000	6,969
01/30/2028	5.750%	29,000	28,822
Energy Transfer Equity LP
03/15/2023	4.250%	24,000	23,262
06/01/2027	5.500%	148,000	147,972
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enterprise Products Operating LLC
02/15/2045	5.100%	180,000	195,598
02/15/2048	4.250%	420,000	409,004
Envision Healthcare Corp.(a)
12/01/2024	6.250%	3,000	3,098
Equinix, Inc.
01/15/2026	5.875%	55,000	57,421
05/15/2027	5.375%	98,000	99,467
ERAC U.S.A. Finance LLC(a)
02/15/2045	4.500%	375,000	370,762
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	27,000	28,257
02/01/2026	5.625%	17,000	16,120
FedEx Corp.
04/01/2046	4.550%	350,000	354,835
First Data Corp.(a)
12/01/2023	7.000%	148,000	155,378
01/15/2024	5.750%	95,000	95,709
Five Corners Funding Trust(a)
11/15/2023	4.419%	1,200,000	1,254,640
Freeport-McMoRan, Inc.
03/15/2043	5.450%	151,000	139,676
Frontier Communications Corp.
01/15/2025	6.875%	37,000	21,910
Frontier Communications Corp.(a)
04/01/2026	8.500%	18,000	17,396
Gartner, Inc.(a)
04/01/2025	5.125%	52,000	51,954
Gates Global LLC/Co.(a)
07/15/2022	6.000%	32,000	32,522
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	68,000	69,256
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	27,000	28,411
Group 1 Automotive, Inc.(a)
12/15/2023	5.250%	11,000	11,000
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	275,000	286,358
H&E Equipment Services, Inc.
09/01/2025	5.625%	15,000	15,150
Halcon Resources Corp.(a)
02/15/2025	6.750%	50,000	48,638
Halcon Resources Corp.
02/15/2025	6.750%	28,000	27,510

4	Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCA, Inc.
05/01/2023	5.875%	58,000	60,043
02/01/2025	5.375%	136,000	136,340
04/15/2025	5.250%	39,000	39,845
02/15/2027	4.500%	53,000	51,183
HD Supply, Inc.(a)
04/15/2024	5.750%	22,000	23,207
Hertz Corp. (The)(a)
06/01/2022	7.625%	39,000	39,633
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	25,000	24,759
Hilton Grand Vacations Borrower LLC/Inc.
12/01/2024	6.125%	18,000	19,155
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	37,000	37,798
Hologic, Inc.(a)
10/15/2025	4.375%	38,000	36,762
02/01/2028	4.625%	12,000	11,521
HUB International Ltd.(a)
10/01/2021	7.875%	161,000	166,635
IHS Markit Ltd.(a)
11/01/2022	5.000%	35,000	36,319
02/15/2025	4.750%	52,000	52,816
03/01/2026	4.000%	17,000	16,347
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	25,000	23,751
Informatica LLC(a)
07/15/2023	7.125%	30,000	29,946
International Game Technology PLC(a)
02/15/2022	6.250%	68,000	71,227
02/15/2025	6.500%	42,000	45,250
Interval Acquisition Corp.
04/15/2023	5.625%	53,000	54,541
IRB Holding Corp.(a)
02/15/2026	6.750%	15,000	14,716
Iron Mountain, Inc.(a)
09/15/2027	4.875%	45,000	41,757
03/15/2028	5.250%	30,000	28,238
iStar, Inc.
04/01/2022	6.000%	32,000	32,090
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	52,000	53,926
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	96,000	96,858
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	38,000	37,825
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	78,000	77,696
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	105,000	101,511
Kinder Morgan, Inc.
02/15/2046	5.050%	485,000	475,796
Koppers, Inc.(a)
02/15/2025	6.000%	13,000	13,285
Kroger Co. (The)
01/15/2048	4.650%	385,000	374,150
L Brands, Inc.
02/01/2028	5.250%	16,000	15,021
11/01/2035	6.875%	43,000	41,635
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	17,000	16,869
11/01/2026	4.875%	52,000	51,629
Laredo Petroleum, Inc.
03/15/2023	6.250%	137,000	137,387
Lennar Corp.
04/30/2024	4.500%	44,000	43,152
Lennar Corp.(a)
11/15/2024	5.875%	34,000	35,242
06/01/2026	5.250%	10,000	9,879
06/15/2027	5.000%	16,000	15,599
Liberty Mutual Group, Inc.(a)
06/15/2023	4.250%	1,205,000	1,231,781
Lithia Motors, Inc.(a)
08/01/2025	5.250%	7,000	7,044
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	24,000	23,396
03/15/2026	5.625%	13,000	13,163
LTF Merger Sub, Inc.(a)
06/15/2023	8.500%	20,000	20,931
Match Group, Inc.
06/01/2024	6.375%	49,000	52,236
Match Group, Inc.(a)
12/15/2027	5.000%	16,000	15,758
Mattel, Inc.(a)
12/31/2025	6.750%	29,000	28,341
Meritage Homes Corp.
04/01/2022	7.000%	23,000	25,077
06/06/2027	5.125%	28,000	26,363
Meritage Homes Corp.(a)
06/01/2025	6.000%	22,000	22,445
MetLife, Inc.
09/15/2023	4.368%	75,000	78,211
03/01/2045	4.050%	645,000	617,514

Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	19,000	19,635
09/01/2026	4.500%	20,000	19,171
01/15/2028	4.500%	50,000	46,928
MGM Resorts International
10/01/2020	6.750%	60,000	63,751
12/15/2021	6.625%	52,000	55,893
Microsemi Corp.(a)
04/15/2023	9.125%	22,000	24,464
Molina Healthcare, Inc.(a)
06/15/2025	4.875%	15,000	13,997
Molson Coors Brewing Co.
07/15/2046	4.200%	275,000	259,545
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	70,000	72,352
MSCI, Inc.(a)
11/15/2024	5.250%	57,000	58,335
08/01/2026	4.750%	23,000	22,773
Multi-Color Corp.(a)
11/01/2025	4.875%	37,000	34,743
Nabors Industries, Inc.(a)
02/01/2025	5.750%	72,000	67,759
Navient Corp.
06/15/2022	6.500%	40,000	41,349
03/25/2024	6.125%	71,000	70,964
Netflix, Inc.
02/15/2025	5.875%	33,000	34,567
11/15/2026	4.375%	76,000	71,835
Netflix, Inc.(a)
04/15/2028	4.875%	82,000	78,754
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	37,000	34,997
NFP Corp.(a)
07/15/2025	6.875%	37,000	36,598
NGPL PipeCo LLC(a)
08/15/2022	4.375%	14,000	13,923
08/15/2027	4.875%	17,000	16,830
12/15/2037	7.768%	51,000	62,009
Nielsen Luxembourg SARL(a)
02/01/2025	5.000%	48,000	47,438
NiSource, Inc.
05/15/2047	4.375%	425,000	428,253
Noble Energy, Inc.
11/15/2043	5.250%	150,000	160,638
Novelis Corp.(a)
08/15/2024	6.250%	21,000	21,495
09/30/2026	5.875%	93,000	91,470
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novolex (a)
01/15/2025	6.875%	15,000	14,902
NRG Energy, Inc.
01/15/2027	6.625%	63,000	64,439
NRG Energy, Inc.(a)
01/15/2028	5.750%	13,000	12,755
NRG Yield Operating LLC
08/15/2024	5.375%	115,000	115,371
09/15/2026	5.000%	31,000	30,530
NuStar Logistics LP
04/28/2027	5.625%	35,000	33,899
Olin Corp.
02/01/2030	5.000%	23,000	22,019
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	56,000	56,861
Pacific Gas & Electric Co.(a)
12/01/2027	3.300%	3,000	2,847
Pacific Gas & Electric Co.
02/15/2044	4.750%	474,000	491,100
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	24,000	24,866
08/15/2025	5.250%	52,000	51,448
10/15/2027	5.625%	75,000	74,632
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	43,000	44,189
PDC Energy, Inc.
09/15/2024	6.125%	60,000	61,295
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	1,100,000	1,098,359
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	30,000	28,938
Penske Automotive Group, Inc.
12/01/2024	5.375%	109,000	109,527
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	7,000	7,247
Plains All American Pipeline LP/Finance Corp.
02/15/2045	4.900%	957,000	873,659
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	50,000	48,843
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	25,000	25,514
Post Holdings, Inc.(a)
03/01/2025	5.500%	14,000	13,921
08/15/2026	5.000%	86,000	81,223
03/01/2027	5.750%	98,000	97,286
01/15/2028	5.625%	12,000	11,475

6	Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PPL Capital Funding, Inc.
06/01/2023	3.400%	1,287,000	1,276,172
PQ Corp.(a)
11/15/2022	6.750%	101,000	106,281
12/15/2025	5.750%	29,000	28,782
Prestige Brands, Inc.(a)
03/01/2024	6.375%	58,000	59,478
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	31,000	31,120
PTC, Inc.
05/15/2024	6.000%	52,000	54,470
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	42,000	39,489
Quicken Loans, Inc.(a)
05/01/2025	5.750%	12,000	12,059
01/15/2028	5.250%	50,000	46,811
Quintiles IMS, Inc.(a)
05/15/2023	4.875%	37,000	37,764
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	10,000	9,650
02/15/2025	6.625%	35,000	32,383
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	116,293	117,750
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	65,000	67,902
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	30,000	28,882
Rockies Express Pipeline LLC(a)
04/15/2040	6.875%	64,000	73,893
Rowan Companies, Inc.
01/15/2024	4.750%	22,000	18,337
RSP Permian, Inc.
01/15/2025	5.250%	97,000	100,078
SBA Communications Corp.
09/01/2024	4.875%	162,000	158,573
Scientific Games International, Inc.
12/01/2022	10.000%	63,000	67,955
Scientific Games International, Inc.(a)
10/15/2025	5.000%	63,000	61,597
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	51,000	53,470
12/15/2026	5.250%	9,000	8,902
Sempra Energy
10/01/2022	2.875%	660,000	647,267
06/15/2024	3.550%	465,000	461,467
06/15/2027	3.250%	260,000	247,406
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SESI LLC(a)
09/15/2024	7.750%	22,000	22,771
Sirius XM Radio, Inc.(a)
07/15/2026	5.375%	83,000	81,969
08/01/2027	5.000%	51,000	47,981
SM Energy Co.
06/01/2025	5.625%	14,000	13,263
09/15/2026	6.750%	76,000	75,266
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	48,000	48,367
Southern Co. (The)
07/01/2046	4.400%	450,000	450,200
Spectrum Brands, Inc.
11/15/2022	6.625%	54,000	55,910
07/15/2025	5.750%	228,000	233,073
Springleaf Finance Corp.
03/15/2023	5.625%	21,000	20,621
03/15/2025	6.875%	36,000	36,116
Springs Industries, Inc.
06/01/2021	6.250%	178,000	180,715
Sprint Corp.
06/15/2024	7.125%	81,000	78,961
02/15/2025	7.625%	103,000	101,190
03/01/2026	7.625%	34,000	33,234
SPX FLOW, Inc.(a)
08/15/2024	5.625%	13,000	13,215
08/15/2026	5.875%	46,000	47,200
Steel Dynamics, Inc.
09/15/2025	4.125%	12,000	11,485
Sunoco LP/Finance Corp.(a)
01/15/2023	4.875%	13,000	12,568
02/15/2026	5.500%	23,000	22,193
03/15/2028	5.875%	14,000	13,617
Symantec Corp.(a)
04/15/2025	5.000%	39,000	39,340
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	16,000	16,342
01/15/2028	5.500%	47,000	47,207
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	64,000	63,695
Targa Resources Partners LP/Finance Corp.(a)
01/15/2028	5.000%	139,000	132,572
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	700,000	762,712
Teleflex, Inc.
06/01/2026	4.875%	11,000	10,891
11/15/2027	4.625%	25,000	24,063

Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	42,000	41,931
Tenet Healthcare Corp.
06/15/2023	6.750%	43,000	42,177
Tenet Healthcare Corp.(a)
07/15/2024	4.625%	50,000	48,028
05/01/2025	5.125%	45,000	43,207
08/01/2025	7.000%	25,000	24,572
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	58,000	55,174
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	126,000	133,834
02/01/2026	4.500%	23,000	22,032
02/01/2028	4.750%	43,000	41,339
TransDigm, Inc.
05/15/2025	6.500%	105,000	106,381
06/15/2026	6.375%	83,000	83,710
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	31,000	31,075
Transocean, Inc.(a)
01/15/2026	7.500%	14,000	13,782
TriMas Corp.(a)
10/15/2025	4.875%	5,000	4,829
U.S. Concrete, Inc.
06/01/2024	6.375%	24,000	24,923
U.S.A. Compression Partners LP/Finance Corp.(a)
04/01/2026	6.875%	21,000	21,329
United Rentals North America, Inc.
10/15/2025	4.625%	8,000	7,772
09/15/2026	5.875%	69,000	71,941
05/15/2027	5.500%	50,000	50,598
01/15/2028	4.875%	60,000	57,792
United Technologies Corp.
11/01/2046	3.750%	60,000	54,132
Universal Health Services, Inc.(a)
08/01/2022	4.750%	58,000	58,894
Valeant Pharmaceuticals International, Inc.(a)
04/01/2026	9.250%	19,000	18,927
Valvoline, Inc.
07/15/2024	5.500%	7,000	7,178
08/15/2025	4.375%	33,000	31,990
Vantiv LLC/Vanity Issuer Corp.(a)
11/15/2025	4.375%	18,000	17,367
Venator Finance SARL/Materials LLC(a)
07/15/2025	5.750%	7,000	7,001
VeriSign, Inc.
04/01/2025	5.250%	84,000	85,351
07/15/2027	4.750%	3,000	2,872
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
03/15/2055	4.672%	390,000	370,690
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	11,000	11,623
Viking Cruises Ltd.(a)
09/15/2027	5.875%	16,000	15,161
Weatherford International LLC(a)
03/01/2025	9.875%	6,000	5,397
Weatherford International Ltd.
06/15/2021	7.750%	28,000	26,408
WellCare Health Plans, Inc.
04/01/2025	5.250%	72,000	72,369
Wells Fargo & Co.
10/23/2026	3.000%	160,000	149,812
WESCO Distribution, Inc.
06/15/2024	5.375%	18,000	18,043
Whiting Petroleum Corp.(a)
01/15/2026	6.625%	22,000	22,171
Williams Companies, Inc. (The)
01/15/2023	3.700%	40,000	38,923
06/24/2024	4.550%	139,000	139,824
Williams Partners LP
09/15/2045	5.100%	215,000	218,646
WPX Energy, Inc.
01/15/2022	6.000%	111,000	114,182
09/15/2024	5.250%	50,000	49,265
Wyndham Hotels & Resorts, Inc.(a),(b)
04/15/2026	5.375%	20,000	20,000
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	38,000	38,036
05/15/2027	5.250%	25,000	24,544
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	94,000	91,884
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	20,000	22,108
Total			33,933,493
Virgin Islands 0.0%
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	28,000	28,502
Total Corporate Bonds & Notes (Cost $43,772,817)			43,346,109

8	Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, March 31, 2018 (Unaudited)
Foreign Government Obligations(c),(d) 43.2%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Argentina 1.0%
Argentine Republic Government International Bond
04/22/2021	6.875%		500,000	529,712
04/22/2026	7.500%		700,000	749,603
04/22/2046	7.625%		150,000	148,807
Total				1,428,122
Australia 1.2%
Australia Government Bond(a)
04/21/2027	4.750%	AUD	1,819,000	1,639,664
Brazil 0.4%
Petrobras Global Finance BV
03/17/2024	6.250%		563,000	594,076
Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2024	4.875%		19,000	18,274
05/01/2025	5.000%		24,000	23,038
06/01/2027	5.250%		7,000	6,655
Total				47,967
Croatia 0.2%
Croatia Government International Bond(a)
01/26/2024	6.000%		200,000	221,064
Dominican Republic 0.9%
Dominican Republic International Bond(a)
04/20/2027	8.625%		1,092,000	1,291,911
Egypt 0.9%
Egypt Government International Bond(a)
01/31/2027	7.500%		1,100,000	1,192,627
Germany 2.3%
Bundesrepublik Deutschland Bundesanleihe(a)
07/04/2042	3.250%	EUR	1,750,000	3,170,112
Honduras 0.9%
Honduras Government International Bond(a)
03/15/2024	7.500%		1,200,000	1,326,606
Indonesia 0.3%
Indonesia Government International Bond(a)
05/05/2021	4.875%		364,000	379,536
Italy 2.3%
Italy Buoni Poliennali Del Tesoro
11/01/2026	7.250%	EUR	191	343
Italy Buoni Poliennali Del Tesoro(a)
09/01/2028	4.750%	EUR	2,000,000	3,138,414
Total				3,138,757
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan 0.4%
Japan Government 30-Year Bond
09/20/2046	0.500%	JPY	71,000,000	630,340
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
07/02/2018	9.125%		199,000	201,967
Mexico 1.5%
Mexican Bonos
12/05/2024	10.000%	MXN	11,720,000	739,873
Mexico Government International Bond
09/27/2034	6.750%		104,000	128,248
Petroleos Mexicanos
01/24/2022	4.875%		430,000	440,475
09/21/2023	4.625%		165,000	165,275
01/18/2024	4.875%		563,000	569,430
Total				2,043,301
Philippines 0.2%
Power Sector Assets & Liabilities Management Corp.(a)
05/27/2019	7.250%		232,000	243,036
Romania 0.2%
Romanian Government International Bond(a)
01/22/2024	4.875%		232,000	244,729
Russian Federation 17.1%
Gazprom OAO Via Gaz Capital SA(a)
03/07/2022	6.510%		1,274,000	1,371,050
Russian Federal Bond - OFZ
04/14/2021	7.600%	RUB	1,237,000,000	22,322,854
Total				23,693,904
Senegal 1.2%
Senegal Government International Bond(a)
07/30/2024	6.250%		1,600,000	1,667,475
Serbia 0.2%
Serbia International Bond(a)
12/03/2018	5.875%		232,000	236,326
South Africa 6.6%
Republic of South Africa Government Bond
01/31/2037	8.500%	ZAR	111,000,000	9,124,076
South Korea 1.2%
Korea Treasury Bond
06/10/2026	1.875%	KRW	1,800,000,000	1,606,958

Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, March 31, 2018 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Spain 2.3%
Spain Government Bond(a)
10/31/2025	2.150%	EUR	1,196,000	1,623,158
10/31/2044	5.150%	EUR	780,000	1,554,839
Total				3,177,997
United Kingdom 1.8%
United Kingdom Gilt(a)
01/22/2045	3.500%	GBP	1,330,000	2,570,283
Total Foreign Government Obligations (Cost $53,977,184)				59,870,834

Residential Mortgage-Backed Securities - Agency 0.1%

United States 0.1%
Federal Home Loan Mortgage Corp.
05/01/2018	4.500%		641	644
04/01/2033	6.000%		85,733	96,877
Total				97,521
Total Residential Mortgage-Backed Securities - Agency (Cost $88,746)				97,521

Residential Mortgage-Backed Securities - Non-Agency 1.9%

United States 1.9%
Citigroup Mortgage Loan Trust, Inc.(a),(e)
CMO Series 2013-2 Class 1A3
11/25/2037	3.712%		2,639,976	2,647,826
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $2,679,897)				2,647,826

Senior Loans 0.1%
Borrower	Weighted Average Coupon		Principal Amount ($)	Value ($)
United States 0.1%
Chesapeake Energy Corp.(f),(g)
Tranche A Term Loan
3-month USD LIBOR + 7.500% 08/23/2021	9.444%		46,701	49,545
DigiCert, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 10/31/2024	6.522%		31,000	31,329
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Genesys Telecommunications Laboratories, Inc.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 3.500% 12/01/2023	5.802%	15,841	15,930
Serta Simmons Bedding LLC(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	9.711%	51,104	40,526
UFC Holdings LLC(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 08/18/2024	9.377%	4,000	4,068
Total			141,398
Total Senior Loans (Cost $148,216)			141,398

U.S. Treasury Obligations 3.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 3.7%
U.S. Treasury
07/31/2021	1.125%	2,287,400	2,191,258
02/15/2027	2.250%	3,000,000	2,883,987
Total			5,075,245
Total U.S. Treasury Obligations (Cost $5,282,307)			5,075,245

Money Market Funds 13.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(h),(i)	18,418,158	18,416,316
Total Money Market Funds (Cost $18,417,103)		18,416,316
Total Investments in Securities (Cost $128,482,045)		133,680,354
Other Assets & Liabilities, Net		4,866,729
Net Assets		$138,547,083

At March 31, 2018, securities and/or cash totaling $2,844,257 were pledged as collateral.
10	Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, March 31, 2018 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
447,657 USD	2,697,000 DKK	Citi	04/19/2018	—	(1,991)
515,596 USD	130,000,000 HUF	Citi	04/19/2018	—	(2,993)
416,198 USD	13,000,000 THB	Citi	04/19/2018	—	(248)
500,000 EUR	620,749 USD	Credit Suisse	04/19/2018	4,822	—
3,627,148 USD	4,653,000 CAD	Credit Suisse	04/19/2018	—	(14,415)
26,806,627 USD	21,682,000 EUR	Credit Suisse	04/19/2018	—	(97,594)
175,087 USD	1,360,000 NOK	Credit Suisse	04/19/2018	—	(1,506)
714,799 USD	5,871,000 SEK	Credit Suisse	04/19/2018	—	(10,860)
3,400,000 ZAR	290,871 USD	Credit Suisse	04/19/2018	4,330	—
111,900,000 ZAR	9,424,150 USD	Credit Suisse	04/19/2018	—	(6,394)
40,600,000 JPY	384,495 USD	HSBC	04/19/2018	2,550	—
1,299,863,000 RUB	22,801,014 USD	HSBC	04/19/2018	159,550	—
14,300,000 RUB	248,221 USD	HSBC	04/19/2018	—	(862)
23,229,355 USD	2,477,053,000 JPY	HSBC	04/19/2018	73,563	—
8,521,000 EUR	10,520,502 USD	Morgan Stanley	04/12/2018	29,115	—
57,337,000 SEK	6,951,277 USD	Morgan Stanley	04/12/2018	79,962	—
7,006,167 USD	5,663,000 EUR	Morgan Stanley	04/12/2018	—	(33,661)
14,059,913 USD	109,894,000 NOK	Morgan Stanley	04/12/2018	—	(36,830)
6,946,584 USD	57,337,000 SEK	Morgan Stanley	04/12/2018	—	(75,270)
4,852,000 MXN	259,816 USD	Morgan Stanley	04/19/2018	—	(6,418)
903,915 USD	855,000 CHF	Morgan Stanley	04/19/2018	—	(8,393)
232,501 USD	319,000 NZD	Morgan Stanley	04/19/2018	—	(1,970)
282,268 USD	960,000 PLN	Morgan Stanley	04/19/2018	—	(1,757)
262,467 USD	345,000 SGD	Morgan Stanley	04/19/2018	756	—
112,634 USD	120,000,000 KRW	Standard Chartered	04/19/2018	190	—
368,494,000 JPY	3,465,667 USD	UBS	04/12/2018	579	—
3,504,950 USD	368,494,000 JPY	UBS	04/12/2018	—	(39,862)
115,000 GBP	162,727 USD	UBS	04/19/2018	1,273	—
4,719,937 USD	3,396,000 GBP	UBS	04/19/2018	47,894	—
Total				404,584	(341,024)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 3-Year Bond	297	06/2018	AUD	33,018,628	31,547	—
Euro-BTP	7	06/2018	EUR	982,743	31,744	—
Euro-Buxl 30-Year	43	06/2018	EUR	7,274,052	237,261	—
Long Gilt	25	06/2018	GBP	3,129,093	77,535	—
U.S. Treasury 5-Year Note	123	06/2018	USD	14,102,800	44,171	—
Total					422,258	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl	(176)	06/2018	EUR	(23,238,109)	—	(234,368)
Euro-Bund	(66)	06/2018	EUR	(10,546,857)	—	(218,994)
Euro-OAT	(22)	06/2018	EUR	(3,453,979)	—	(81,160)
U.S. Long Bond	(6)	06/2018	USD	(888,501)	—	(21,435)
U.S. Treasury 10-Year Note	(51)	06/2018	USD	(6,208,518)	—	(49,516)
U.S. Ultra Bond	(7)	06/2018	USD	(1,141,635)	—	(37,253)
Total					—	(642,726)

Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, March 31, 2018 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 1.513%	3-Month CAD Canada Bankers’ Acceptances	Receives Semi annually, Pays Semi annually	Morgan Stanley	06/23/2026	CAD	4,850,000	(269,675)	—	—	—	(269,675)
Fixed rate of 2.156%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Morgan Stanley	05/22/2027	USD	8,282,000	(383,346)	—	—	—	(383,346)
Fixed rate of 2.366%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Morgan Stanley	10/10/2027	USD	15,700,000	(468,369)	—	—	—	(468,369)
Fixed rate of 0.254%	6-Month JPY BBA LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	07/19/2046	JPY	551,441,313	(809,355)	—	—	—	(809,355)
Total							(1,930,745)	—	—	—	(1,930,745)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 30	Morgan Stanley	06/20/2023	5.000	Quarterly	USD	11,100,000	(1,667)	—	—	—	(1,667)
Markit CDX North America Investment Grade Index, Series 30	Morgan Stanley	06/20/2023	1.000	Quarterly	USD	29,000,000	(32,030)	—	—	—	(32,030)
Markit iTraxx Europe Crossover Index, Series 29	Morgan Stanley	06/20/2023	5.000	Quarterly	EUR	9,700,000	(17,109)	—	—	—	(17,109)
Total							(50,806)	—	—	—	(50,806)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	7.163%	USD	1,750,000	(261,275)	729	—	(206,870)	—	(53,676)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2018, the value of these securities amounted to $47,859,082, which represents 34.54% of net assets.
(b)	Represents a security purchased on a when-issued basis.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Principal and interest may not be guaranteed by the government.
(e)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(f)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2018. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement therefore no weighted average coupon rate is disclosed. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
12	Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, March 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	Variable rate security.
(h)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(i)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	6,751,115	29,896,176	(18,229,133)	18,418,158	708	(1,010)	41,499	18,416,316
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	1,514,667	—	—	1,514,667
Commercial Mortgage-Backed Securities - Non-Agency	—	2,570,438	—	—	2,570,438
Corporate Bonds & Notes	—	43,346,109	—	—	43,346,109
Foreign Government Obligations	—	59,870,834	—	—	59,870,834
Residential Mortgage-Backed Securities - Agency	—	97,521	—	—	97,521
Residential Mortgage-Backed Securities - Non-Agency	—	2,647,826	—	—	2,647,826
Senior Loans	—	141,398	—	—	141,398
U.S. Treasury Obligations	5,075,245	—	—	—	5,075,245
Money Market Funds	—	—	—	18,416,316	18,416,316
Total Investments in Securities	5,075,245	110,188,793	—	18,416,316	133,680,354
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	404,584	—	—	404,584
Futures Contracts	422,258	—	—	—	422,258
14	Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(341,024)	—	—	(341,024)
Futures Contracts	(642,726)	—	—	—	(642,726)
Swap Contracts	—	(2,035,227)	—	—	(2,035,227)
Total	4,854,777	108,217,126	—	18,416,316	131,488,219
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2018	15

Portfolio of Investments
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 3.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2011-20K Class 1
11/01/2031	2.870%	2,851,713	2,837,306
Series 2012-20C Class 1
03/01/2032	2.510%	1,222,937	1,209,350
Series 2012-20G Class 1
07/01/2032	2.380%	1,183,023	1,162,366
Series 2012-20I Class 1
09/01/2032	2.200%	1,951,759	1,904,806
Series 2012-20J Class 1
10/01/2032	2.180%	7,094,074	6,921,368
Series 2012-20L Class 1
12/01/2032	1.930%	970,312	938,174
Series 2013-20E Class 1
05/01/2033	2.070%	3,046,021	2,952,154
Series 2014-20I Class 1
09/01/2034	2.920%	332,015	330,706
Series 2015-20C Class 1
03/01/2035	2.720%	937,399	926,609
Series 2015-20E Class 1
05/01/2035	2.770%	10,154,621	9,917,105
Series 2016-20F Class 1
06/01/2036	2.180%	17,149,359	16,408,512
Series 2016-20K Class 1
11/01/2036	2.570%	11,440,215	11,162,450
Series 2016-20L Class 1
12/01/2036	2.810%	20,434,465	20,211,891
Series 2017-20E Class 1
05/01/2037	2.880%	1,919,770	1,883,808
Series 2017-20F Class 1
06/01/2037	2.810%	15,026,740	14,670,740
Series 2017-20G Class 1
07/01/2037	2.980%	12,785,692	12,606,961
Series 2017-20H Class 1
08/01/2037	2.750%	11,013,915	10,727,462
Series 2017-20I Class 1
09/01/2037	2.590%	19,289,816	18,628,348
Series 2017-20K Class 1
11/01/2037	2.790%	20,575,000	20,093,114
Total Asset-Backed Securities — Agency (Cost $158,907,847)			155,493,230

Asset-Backed Securities — Non-Agency 26.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Master Owner Trust
Series 2015-3 Class A
05/15/2020	1.630%	9,960,000	9,952,258
ARES XLVI CLO Ltd.(a),(b)
Series 2017-46A Class B1
3-month USD LIBOR + 1.350% 01/15/2030	3.059%	18,020,000	18,067,357
ARI Fleet Lease Trust(a)
Series 2017-A Class A2
04/15/2026	1.910%	2,900,000	2,882,330
Series 2018-A Class A2
10/15/2026	2.550%	7,700,000	7,667,647
Bain Capital Credit CLO(a),(b),(c),(d)
Series 2018-1A Class B
3-month USD LIBOR + 1.400% 04/23/2031	4.000%	22,300,000	22,300,000
Birchwood Park CLO Ltd.(a),(b)
Series 2014-1A Class AR
3-month USD LIBOR + 1.180% 07/15/2026	2.902%	5,500,000	5,501,056
BMW Floorplan Master Owner Trust(a),(b)
Series 2015-1A Class A
1-month USD LIBOR + 0.500% 07/15/2020	2.277%	2,730,000	2,732,945
BMW Vehicle Lease Trust
Series 2017-1 Class A2
07/22/2019	1.640%	7,922,591	7,903,994
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/2023	2.250%	9,025,000	8,896,579
Capital One Multi-Asset Execution Trust
Series 2015-A4 Class A4
05/15/2025	2.750%	17,315,000	17,144,989
Series 2017-A3 Class A3
01/15/2025	2.430%	19,345,000	19,025,308
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	3.130%	24,000,000	24,041,352
CarMax Auto Owner Trust
Series 2016-4 Class A2
11/15/2019	1.210%	2,567,698	2,562,036
Chesapeake Funding II LLC(a),(b)
Series 2016-2A Class A2
1-month USD LIBOR + 1.000% 06/15/2028	2.777%	5,699,096	5,719,142
16	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-3A Class A2
1-month USD LIBOR + 0.340% 08/15/2029	2.117%	10,505,000	10,511,035
Series 2017-4A Class A2
1-month USD LIBOR + 0.340% 11/15/2029	2.087%	12,015,000	12,013,134
Chrysler Capital Auto Receivables Trust(a)
Series 2016-BA Class A2
01/15/2020	1.360%	438,311	437,910
CLUB Credit Trust(a)
Series 2017-P2 Class A
01/15/2024	2.610%	33,989,364	33,900,023
Series 2018-NP1 Class A
05/15/2024	2.990%	28,000,000	27,999,020
Series 2018-NP1 Class B
05/15/2024	3.670%	10,000,000	9,999,673
Subordinated, Series 2017-P2 Class B
01/15/2024	3.560%	10,600,000	10,574,809
Conn’s Receivables Funding LLC(a)
Series 2017-A Class A
07/15/2019	2.730%	1,664,055	1,663,969
Series 2017-A Class B
02/15/2020	5.110%	2,500,000	2,520,030
Series 2017-B Class A
07/15/2020	2.730%	31,947,825	31,900,187
Subordinated, Series 2017-B Class B
11/15/2020	4.520%	12,600,000	12,686,756
Consumer Loan Underlying Bond Credit Trust(a)
Series 2017-NP2 Class A
01/16/2024	2.550%	12,855,840	12,845,740
Series 2017-NP2 Class B
01/16/2024	3.500%	4,200,000	4,190,874
Dell Equipment Finance Trust(a),(b)
Series 2017-2 Class A2B
1-month USD LIBOR + 0.300% 02/24/2020	2.154%	4,600,000	4,603,264
Discover Card Execution Note Trust
Series 2017-A2 Class A2
07/15/2024	2.390%	21,375,000	20,984,032
DRB Prime Student Loan Trust(a)
Series 2016-B Class A2
06/25/2040	2.890%	4,835,501	4,762,890
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class AR
3-month USD LIBOR + 1.430% 10/15/2028	3.152%	17,825,000	17,925,925
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden 57 CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% 05/15/2031	3.240%	14,617,500	14,632,337
Enterprise Fleet Financing LLC(a)
Series 2015-2 Class A2
02/22/2021	1.590%	951,472	950,665
Ford Credit Auto Owner Trust(a)
Series 2015-1 Class A
07/15/2026	2.120%	21,316,000	21,061,457
Series 2015-2 Class A
01/15/2027	2.440%	8,925,000	8,853,452
Series 2016-1 Class A
08/15/2027	2.310%	21,178,000	20,847,691
Series 2016-2 Class A
12/15/2027	2.030%	34,250,000	33,261,881
Series 2017-1 Class A
08/15/2028	2.620%	29,500,000	29,128,509
Series 2017-2 Class A
03/15/2029	2.360%	6,800,000	6,608,651
Ford Credit Floorplan Master Owner Trust(a)
Series 2013-2 Class A
03/15/2022	2.090%	7,025,000	6,928,008
Ford Credit Floorplan Master Owner Trust
Series 2017-3 Class A
09/15/2024	2.480%	12,220,000	11,956,939
GM Financial Automobile Leasing Trust
Series 2015-3 Class A3
03/20/2019	1.690%	1,660,243	1,658,671
Series 2016-3 Class A2A
02/20/2019	1.350%	1,229,959	1,228,637
GMF Floorplan Owner Revolving Trust(a),(b)
Series 2015-1 Class A2
1-month USD LIBOR + 0.500% 05/15/2020	2.277%	13,220,000	13,224,607
Series 2016-1 Class A2
1-month USD LIBOR + 0.850% 05/17/2021	2.627%	6,075,000	6,114,797
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class AR2
3-month USD LIBOR + 1.070% 01/18/2031	2.804%	24,200,000	24,329,204
Series 2015-11A Class BR2
3-month USD LIBOR + 1.350% 01/18/2031	3.084%	10,000,000	10,008,760
Harley-Davidson Motorcycle Trust
Series 2015-1 Class A3
06/15/2020	1.410%	943,332	940,458

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-2 Class A3
03/16/2020	1.300%	3,922,003	3,917,329
Hertz Fleet Lease Funding LP(a),(b)
Series 2015-1 Class A
1-month USD LIBOR + 0.570% 07/10/2029	2.310%	4,213,179	4,213,556
Series 2016-1 Class A1
1-month USD LIBOR + 1.100% 04/10/2030	2.840%	10,933,685	10,998,781
Series 2017-1 Class A1
1-month USD LIBOR + 0.650% 04/10/2031	2.390%	7,460,000	7,468,509
Hertz Vehicle Financing II LP(a)
Series 2015-1A Class A
03/25/2021	2.730%	14,200,000	14,089,859
Series 2015-3A Class A
09/25/2021	2.670%	4,490,000	4,434,596
Series 2016-1A Class A
03/25/2020	2.320%	4,560,000	4,534,747
Series 2016-2A Class A
03/25/2022	2.950%	16,490,000	16,322,087
Subordinated Series 2016-3A Class D
07/25/2020	5.410%	8,148,000	8,188,770
Honda Auto Receivables Owner Trust
Series 2015-2 Class A3
02/21/2019	1.040%	217,510	217,324
Hyundai Auto Lease Securitization Trust(a)
Series 2016-C Class A2
03/15/2019	1.300%	2,423,499	2,421,582
Hyundai Floorplan Master Owner Trust(a),(b)
Series 2016-1A Class A1
1-month USD LIBOR + 0.900% 03/15/2021	2.677%	2,520,000	2,536,771
Kubota Credit Owner Trust(a)
Series 2016-1A Class A2
04/15/2019	1.250%	758,868	757,880
Madison Park Funding XVIII Ltd.(a),(b)
Series 2015-18A Class A1R
3-month USD LIBOR + 1.190% 10/21/2030	2.935%	6,250,000	6,290,412
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	3.397%	40,300,000	40,339,534
Marlette Funding Trust(a)
Series 2018-1A Class A
03/15/2028	2.610%	38,855,359	38,798,677
Series 2018-1A Class B
03/15/2028	3.190%	9,000,000	8,960,326
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mercedes-Benz Auto Lease Trust
Series 2016-B Class A2
01/15/2019	1.150%	506,652	506,315
New Residential Advance Receivables Trust Advance Receivables-Backed Notes(a)
Series 2017-T1 Class AT1
02/15/2051	3.214%	9,360,000	9,305,069
New York City Tax Lien Trust(a)
Series 2016-A Class A
11/10/2029	1.470%	598,024	592,682
NextGear Floorplan Master Owner Trust(a),(b)
Series 2017-2A Class A1
1-month USD LIBOR + 0.680% 10/17/2022	2.457%	4,985,000	4,919,112
Nissan Auto Lease Trust
Series 2016-B Class A2A
12/17/2018	1.260%	1,027,805	1,027,144
Nissan Master Owner Trust Receivables(b)
Series 2017-A Class A
1-month USD LIBOR + 0.310% 04/15/2021	2.087%	21,325,000	21,375,756
Octagon Investment Partners 30 Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.320% 03/17/2030	3.065%	7,000,000	7,121,366
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% 01/20/2031	3.148%	20,375,000	20,392,502
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% 01/22/2030	3.195%	45,625,000	45,705,391
Ocwen Master Advance Receivables Trust(a)
Series 2016-T1 Class AT1
08/17/2048	2.521%	13,100,000	13,079,531
Series 2017-T1 Class AT1
09/15/2048	2.499%	5,530,000	5,529,569
OneMain Direct Auto Receivables Trust(a)
Series 2016-1A Class A
01/15/2021	2.040%	669,295	668,720
OneMain Financial Issuance Trust(a)
Series 2015-1A Class A
03/18/2026	3.190%	6,424,499	6,440,185
Series 2015-2A Class A
07/18/2025	2.570%	5,030,565	5,020,100
Series 2018-1A Class A
03/14/2029	3.300%	23,470,000	23,547,951

18	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	8.995%	1,962,500	2,014,661
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month USD LIBOR + 1.150% 01/20/2031	2.903%	31,700,000	31,704,153
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	2.750%	20,000,000	20,034,360
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class A
06/17/2024	3.110%	21,250,000	21,246,232
Series 2018-1A Class B
06/17/2024	3.900%	16,000,000	15,997,677
Series 2018-1A Class C
06/17/2024	4.870%	10,500,000	10,497,557
Subordinated, Series 2017-2A Class C
09/15/2023	5.370%	2,000,000	2,027,585
RR 3 Ltd.(a),(b),(c)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% 01/15/2030	3.112%	28,000,000	28,044,800
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-2A Class A
07/20/2033	2.330%	2,423,373	2,377,334
SoFi Consumer Loan Program LLC(a)
Series 2017-3 Class A
05/25/2026	2.770%	14,833,462	14,722,732
SoFi Consumer Loan Program Trust(a)
Series 2018-1 Class A1
02/25/2027	2.550%	23,414,149	23,334,620
Series 2018-1 Class A2
02/25/2027	3.140%	11,000,000	10,939,167
SoFi Professional Loan Program LLC(a),(c),(e),(f),(g)
Series 2015-D Class RC
10/26/2037	0.000%	5	2,600,000
Series 2016-A Class RIO
01/25/2038	0.000%	8	2,040,000
Series 2016-A Class RPO
01/25/2038	0.000%	6	3,360,000
Series 2016-B Class RC
04/25/2037	0.000%	2	820,000
Series 2017-A Class R
03/26/2040	0.000%	50,000	3,351,250
SoFi Professional Loan Program LLC(a)
Series 2016-A
12/26/2036	2.760%	7,130,621	7,061,014
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Funding Trust(a)
Series 2016-AA Class A
11/15/2029	2.900%	15,390,000	15,321,772
SPS Servicer Advance Receivables Trust(a)
Series 2016-T2 Class AT2
11/15/2049	2.750%	13,100,000	12,947,329
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes(a)
Series 2016-T1 Class AT1
11/16/2048	2.530%	3,350,000	3,342,674
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.250% 01/15/2030	2.972%	7,250,000	7,292,144
Series 2017-1A Class BR
3-month USD LIBOR + 1.370% 01/15/2030	3.092%	11,171,429	11,185,058
Symphony CLO V Ltd.(a),(b)
Series 2007-5A Class A1
3-month USD LIBOR + 0.750% 01/15/2024	2.472%	2,760,797	2,761,159
Synchrony Credit Card Master Note Trust
Series 2017-2 Class A
10/15/2025	2.620%	13,020,000	12,763,785
TAL Advantage V LLC(a)
Series 2014-2A Class A1
05/20/2039	1.700%	60,834	60,840
Toyota Auto Receivables Owner Trust(b)
Series 2017-B Class A2B
1-month USD LIBOR + 0.060% 01/15/2020	1.837%	5,502,838	5,502,834
Volvo Financial Equipment LLC(a)
Series 2015-1A Class A3
06/17/2019	1.510%	419,572	419,067
Voya Ltd.(a),(b)
Series 2012-4A Class A1R
3-month USD LIBOR + 1.450% 10/15/2028	3.172%	11,000,000	11,052,580
VSE VOI Mortgage LLC(a)
Series 2016-A Class A
07/20/2033	2.540%	6,438,291	6,316,929
Wheels SPV 2 LLC(a)
Series 2015-1A Class A2
04/22/2024	1.270%	97,397	97,340
World Financial Network Credit Card Master Trust
Series 2012-D Class A
04/17/2023	2.150%	7,245,000	7,194,372

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-B Class A
06/17/2024	2.550%	16,775,000	16,607,367
Total Asset-Backed Securities — Non-Agency (Cost $1,246,249,413)			1,240,411,513

Commercial Mortgage-Backed Securities - Agency 3.1%

Federal Home Loan Mortgage Corp.
Series K026 Class A2
11/25/2022	2.510%	8,850,000	8,710,592
Series K027 Class A2
01/25/2023	2.637%	7,212,400	7,125,542
Series K722 Class A2
03/25/2023	2.406%	5,200,000	5,082,048
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(h)
Series 2017-K070 Class A2
11/25/2027	3.303%	26,735,000	26,857,291
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K071 Class A2
11/25/2050	3.286%	31,000,000	31,046,621
Federal National Mortgage Association(h)
Series 2017-M15 Class ATS2
11/25/2027	3.136%	52,500,000	51,700,814
FRESB Mortgage Trust(h)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	15,733,043	15,539,832
Total Commercial Mortgage-Backed Securities - Agency (Cost $149,784,105)			146,062,740

Commercial Mortgage-Backed Securities - Non-Agency 5.3%

American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,366,314	2,413,171
Series 2015-SFR2 Class A
10/17/2045	3.732%	6,862,759	7,023,952
BX Commercial Mortgage Trust(a),(b)
Series 2018-BIOA Class A
1-month USD LIBOR + 0.671% 03/15/2037	2.321%	21,900,000	21,765,501
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% 11/15/2036	3.277%	18,000,000	17,971,389
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% 11/15/2036	4.777%	24,100,000	24,118,130
Commercial Mortgage Trust
Series 2013-CR8 Class A4
06/10/2046	3.334%	5,270,000	5,302,788
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class E
09/15/2037	4.373%	5,365,000	4,789,597
Subordinated, Series 2014-USA Class F
09/15/2037	4.373%	3,000,000	2,486,822
Credit Suisse Mortgage Capital Trust(a)
Series 2014-USA Class A2
09/15/2037	3.953%	19,000,000	19,381,598
DBUBS Mortgage Trust(a)
Series 2017-BRBK Class A
10/10/2034	3.452%	6,800,000	6,762,635
Direxion Daily Retail Bull(a),(b)
Series 2018-RVP Class B
1-month USD LIBOR + 1.750% 03/15/2033	3.527%	4,250,000	4,268,556
Series 2018-RVP Class C
1-month USD LIBOR + 2.050% 03/15/2033	3.827%	20,500,000	20,627,898
General Electric Capital Assurance Co.(a)
Series 2003-1 Class A5
05/12/2035	5.743%	1,392,372	1,406,996
Hilton U.S.A. Trust(a)
Series 2016-HHV Class A
11/05/2038	3.719%	8,300,000	8,308,893
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	2,000,000	2,018,415
Hilton U.S.A. Trust(a),(h)
Series 2016-HHV Class F
11/05/2038	4.194%	4,500,000	3,871,838
Invitation Homes Trust(a),(b)
Subordinated, Series 2015-SFR2 Class E
1-month USD LIBOR + 3.150% 06/17/2032	4.927%	1,250,000	1,251,859
Subordinated, Series 2015-SFR2 Class F
1-month USD LIBOR + 3.700% 06/17/2032	5.477%	5,100,000	5,138,200
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A4
08/15/2046	4.133%	9,060,000	9,409,912
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	4,857,967	5,081,770
Morgan Stanley Capital I Trust(a)
Series 2014-150E Class A
09/09/2032	3.912%	6,495,000	6,643,435
Progress Residential Trust(a)
Series 2017-SFR1 Class A
08/17/2034	2.768%	10,335,626	10,132,219

20	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-SFR1 Class A
03/17/2035	3.255%	18,965,000	18,940,994
Rialto Real Estate Fund LLC(a)
Subordinated, Series 2015-LT7 Class B
12/25/2032	5.071%	2,229,412	2,229,412
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class A
1-month USD LIBOR + 0.850% 02/15/2032	2.627%	6,760,000	6,751,092
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% 02/15/2032	3.027%	10,469,000	10,455,200
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% 02/15/2032	4.677%	16,259,000	16,083,518
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	5,350,000	5,278,440
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $250,826,174)			249,914,230

Corporate Bonds & Notes 28.3%

Aerospace & Defense 1.2%
Bombardier, Inc.(a)
12/01/2021	8.750%	344,000	378,354
12/01/2024	7.500%	1,167,000	1,207,500
Lockheed Martin Corp.
12/15/2042	4.070%	4,094,000	4,050,039
09/15/2052	4.090%	5,090,000	4,953,272
Northrop Grumman Corp.
06/01/2018	1.750%	16,290,000	16,270,924
01/15/2025	2.930%	11,960,000	11,468,946
01/15/2028	3.250%	7,430,000	7,095,100
10/15/2047	4.030%	8,305,000	7,992,773
TransDigm, Inc.
06/15/2026	6.375%	2,887,000	2,911,684
Total			56,328,592
Automotive 0.7%
Delphi Technologies PLC(a)
10/01/2025	5.000%	333,000	319,030
Ford Motor Co.
02/01/2029	6.375%	3,333,000	3,726,911
12/08/2046	5.291%	2,550,000	2,492,556
Ford Motor Credit Co. LLC
11/02/2020	2.343%	9,700,000	9,443,774
Schaeffler Finance BV(a)
05/15/2023	4.750%	15,965,000	16,136,225
Total			32,118,496
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 2.2%
Ally Financial, Inc.
09/30/2024	5.125%	552,000	564,538
Banco de Bogota SA(a)
Subordinated
05/12/2026	6.250%	3,220,000	3,383,444
Banco Mercantil del Norte SA(a),(i)
Subordinated
10/04/2031	5.750%	2,575,000	2,523,976
Bank of New York Mellon Corp. (The)
05/15/2019	5.450%	5,275,000	5,433,809
BBVA Bancomer SA(a),(i)
Subordinated
11/12/2029	5.350%	2,910,000	2,862,669
Capital One Financial Corp.
05/12/2020	2.500%	13,110,000	12,904,344
Discover Financial Services
04/27/2022	5.200%	5,900,000	6,186,740
HBOS PLC(a)
Subordinated
05/21/2018	6.750%	15,545,000	15,630,576
JPMorgan Chase & Co.(i)
02/01/2028	3.782%	7,075,000	7,016,844
JPMorgan Chase & Co.(b)
Junior Subordinated
3-month USD LIBOR + 0.950% 02/02/2037	2.728%	33,684,000	30,521,746
Wells Fargo & Co.
01/30/2020	2.150%	9,650,000	9,493,081
10/23/2026	3.000%	9,035,000	8,459,696
Total			104,981,463
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(a)
07/15/2025	6.875%	824,000	815,042
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	1,144,000	1,179,176
Beacon Escrow Corp.(a)
11/01/2025	4.875%	724,000	689,610
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	351,000	369,787
Cemex SAB de CV(a)
04/16/2026	7.750%	5,110,000	5,638,118
Core & Main LP(a)
08/15/2025	6.125%	166,000	162,673

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HD Supply, Inc.(a)
04/15/2024	5.750%	470,000	495,779
James Hardie International Finance DAC(a)
01/15/2025	4.750%	600,000	588,670
Total			9,123,813
Cable and Satellite 0.6%
Altice U.S. Finance I Corp.(a)
05/15/2026	5.500%	1,778,000	1,735,966
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	2,425,000	2,298,636
05/01/2027	5.875%	1,258,000	1,255,669
Cequel Communications Holdings I LLC/Capital Corp.(a),(d)
04/01/2028	7.500%	711,000	728,912
Charter Communications Operating LLC/Capital
10/23/2045	6.484%	880,000	972,079
Comcast Corp.
08/15/2047	4.000%	8,210,000	7,769,107
CSC Holdings LLC(a)
10/15/2025	6.625%	1,081,000	1,116,498
02/01/2028	5.375%	1,806,000	1,706,670
DISH DBS Corp.
07/01/2026	7.750%	3,014,000	2,825,848
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	201,000	193,973
02/15/2025	6.625%	522,000	482,962
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	294,000	291,738
07/15/2026	5.375%	40,000	39,503
08/01/2027	5.000%	2,072,000	1,949,329
Unitymedia GmbH(a)
01/15/2025	6.125%	1,150,000	1,205,256
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	1,080,000	1,100,554
Videotron Ltd.(a)
04/15/2027	5.125%	320,000	313,609
Virgin Media Finance PLC(a)
01/15/2025	5.750%	290,000	278,473
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	754,000	724,603
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	740,000	690,775
Ziggo Secured Finance BV(a)
01/15/2027	5.500%	1,200,000	1,127,297
Total			28,807,457
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.5%
Angus Chemical Co.(a)
02/15/2023	8.750%	340,000	350,902
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	935,000	944,910
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	573,000	574,985
Chemours Co. (The)
05/15/2023	6.625%	434,000	455,741
05/15/2025	7.000%	550,000	594,599
INEOS Group Holdings SA(a)
08/01/2024	5.625%	807,000	815,764
Koppers, Inc.(a)
02/15/2025	6.000%	244,000	249,344
LYB International Finance BV
07/15/2043	5.250%	2,960,000	3,233,480
LYB International Finance II BV
03/02/2027	3.500%	7,980,000	7,666,889
LyondellBasell Industries NV
04/15/2024	5.750%	4,269,000	4,688,083
Olin Corp.
02/01/2030	5.000%	566,000	541,856
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	125,000	127,240
12/01/2025	5.875%	843,000	823,493
PQ Corp.(a)
11/15/2022	6.750%	680,000	715,557
12/15/2025	5.750%	684,000	678,864
Total			22,461,707
Construction Machinery 0.1%
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	216,000	216,166
United Rentals North America, Inc.
09/15/2026	5.875%	673,000	701,681
05/15/2027	5.500%	554,000	560,629
01/15/2028	4.875%	1,820,000	1,753,009
Total			3,231,485
Consumer Cyclical Services 0.3%
Amazon.com, Inc.(a)
02/22/2023	2.400%	12,525,000	12,083,895
APX Group, Inc.
12/01/2022	7.875%	437,000	454,712
09/01/2023	7.625%	336,000	348,154
IHS Markit Ltd.(a)
03/01/2026	4.000%	111,000	106,736

22	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Interval Acquisition Corp.
04/15/2023	5.625%	510,000	524,827
Total			13,518,324
Consumer Products 0.1%
Mattel, Inc.(a)
12/31/2025	6.750%	473,000	462,249
Prestige Brands, Inc.(a)
03/01/2024	6.375%	604,000	619,393
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	592,000	620,667
12/15/2026	5.250%	128,000	126,603
Spectrum Brands, Inc.
07/15/2025	5.750%	463,000	473,303
Springs Industries, Inc.
06/01/2021	6.250%	382,000	387,827
Valvoline, Inc.
08/15/2025	4.375%	319,000	309,232
Total			2,999,274
Diversified Manufacturing 0.0%
Gates Global LLC/Co.(a)
07/15/2022	6.000%	276,000	280,502
SPX FLOW, Inc.(a)
08/15/2024	5.625%	232,000	235,843
TriMas Corp.(a)
10/15/2025	4.875%	51,000	49,255
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	387,000	427,784
Total			993,384
Electric 3.0%
AES Corp.
03/15/2023	4.500%	724,000	737,442
09/01/2027	5.125%	245,000	249,642
Calpine Corp.
01/15/2025	5.750%	200,000	182,966
Calpine Corp.(a)
06/01/2026	5.250%	737,000	711,128
CMS Energy Corp.
03/01/2024	3.875%	3,330,000	3,380,066
02/15/2027	2.950%	195,000	182,535
08/15/2027	3.450%	2,770,000	2,685,144
Consolidated Edison Co. of New York, Inc.
06/15/2047	3.875%	9,180,000	9,001,339
DTE Energy Co.
10/01/2026	2.850%	22,932,000	21,126,036
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Corp.
08/15/2027	3.150%	10,655,000	10,049,135
Duke Energy Progress LLC
03/30/2044	4.375%	2,180,000	2,312,365
09/15/2047	3.600%	2,870,000	2,703,988
Duke Energy Progress, Inc.
08/15/2045	4.200%	3,777,000	3,911,355
Dynegy, Inc.
11/01/2024	7.625%	165,000	178,359
Dynegy, Inc.(a)
01/30/2026	8.125%	1,169,000	1,289,624
E.ON International Finance BV(a)
04/30/2038	6.650%	3,820,000	4,885,895
Emera U.S. Finance LP
06/15/2046	4.750%	19,436,000	19,496,796
Enel Finance International NV(a)
05/25/2047	4.750%	5,755,000	5,909,309
Energuate Trust(a)
05/03/2027	5.875%	3,755,000	3,764,752
Exelon Corp.
04/15/2046	4.450%	3,100,000	3,172,729
Indiana Michigan Power Co.
07/01/2047	3.750%	2,302,000	2,182,876
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	848,000	802,093
NRG Energy, Inc.
01/15/2027	6.625%	633,000	647,457
NRG Energy, Inc.(a)
01/15/2028	5.750%	643,000	630,881
NRG Yield Operating LLC
08/15/2024	5.375%	712,000	714,296
09/15/2026	5.000%	699,000	688,403
Pacific Gas & Electric Co.(a)
12/01/2047	3.950%	17,450,000	16,195,799
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	821,000	843,702
Southern Co. (The)
07/01/2026	3.250%	13,151,000	12,482,377
07/01/2036	4.250%	2,260,000	2,297,914
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	1,242,000	1,181,493
WEC Energy Group, Inc.
06/15/2025	3.550%	1,606,000	1,594,609
Xcel Energy, Inc.
06/01/2025	3.300%	6,610,000	6,470,106
Total			142,662,611

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018	23

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 1.6%
Aircastle Ltd.
02/15/2022	5.500%	15,494,000	16,137,605
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	684,000	675,059
CIT Group, Inc.
03/07/2025	5.250%	172,000	175,868
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	32,380,000	31,650,673
11/15/2035	4.418%	19,330,000	18,829,856
iStar, Inc.
04/01/2022	6.000%	357,000	358,004
Navient Corp.
06/15/2022	6.500%	1,851,000	1,913,438
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	280,000	281,079
Quicken Loans, Inc.(a)
05/01/2025	5.750%	941,000	945,606
Springleaf Finance Corp.
03/15/2023	5.625%	148,000	145,331
03/15/2025	6.875%	647,000	649,077
Unifin Financiera SAB de CV SOFOM ENR(a)
01/15/2025	7.000%	2,980,000	2,931,244
Total			74,692,840
Food and Beverage 1.9%
Anheuser-Busch InBev Finance, Inc.
02/01/2046	4.900%	8,779,000	9,439,268
Anheuser-Busch InBev Worldwide, Inc.(d)
04/15/2058	4.750%	4,053,000	4,154,499
Aramark Services, Inc.(a)
02/01/2028	5.000%	1,184,000	1,157,732
B&G Foods, Inc.
04/01/2025	5.250%	588,000	547,519
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	522,000	537,854
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	874,000	815,536
Kraft Heinz Foods Co.
06/01/2046	4.375%	19,403,000	17,755,220
Lamb Weston Holdings, Inc.(a)
11/01/2026	4.875%	493,000	489,482
MARB BondCo PLC(a)
03/15/2024	7.000%	2,175,000	2,048,676
MHP SE(a)
05/10/2024	7.750%	3,140,000	3,308,835
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Molson Coors Brewing Co.
07/15/2046	4.200%	9,896,000	9,339,845
Mondelez International, Inc.(a)
10/28/2019	1.625%	32,085,000	31,439,899
Post Holdings, Inc.(a)
08/15/2026	5.000%	1,189,000	1,122,950
03/01/2027	5.750%	1,980,000	1,965,578
01/15/2028	5.625%	176,000	168,299
Tyson Foods, Inc.(b)
3-month USD LIBOR + 0.450% 08/21/2020	2.342%	5,245,000	5,250,119
Total			89,541,311
Gaming 0.2%
Boyd Gaming Corp.
05/15/2023	6.875%	292,000	307,972
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	204,000	195,506
Eldorado Resorts, Inc.
04/01/2025	6.000%	386,000	391,851
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	460,000	468,499
International Game Technology PLC(a)
02/15/2022	6.250%	1,103,000	1,155,342
02/15/2025	6.500%	555,000	597,951
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	329,000	341,188
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	505,000	484,059
MGM Resorts International
03/15/2023	6.000%	1,090,000	1,144,464
09/01/2026	4.625%	339,000	323,362
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	1,174,000	1,132,422
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	310,000	298,451
Scientific Games International, Inc.
12/01/2022	10.000%	530,000	571,684
Scientific Games International, Inc.(a)
10/15/2025	5.000%	1,480,000	1,447,045
Tunica-Biloxi Gaming Authority(a)
12/15/2020	3.780%	234,384	63,284
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	844,000	844,795
05/15/2027	5.250%	239,000	234,639
Total			10,002,514

24	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 1.7%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	797,000	830,539
Amsurg Corp.
07/15/2022	5.625%	183,000	183,906
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	3.055%	10,234,000	10,257,292
Becton Dickinson and Co.
06/06/2027	3.700%	9,280,000	8,950,996
05/15/2044	4.875%	5,060,000	5,097,839
Cardinal Health, Inc.
06/15/2027	3.410%	9,235,000	8,699,712
06/15/2047	4.368%	5,810,000	5,495,993
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	743,000	736,881
Charles River Laboratories International, Inc.(a),(d)
04/01/2026	5.500%	216,000	219,385
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	339,000	196,196
03/31/2023	6.250%	307,000	282,499
CVS Health Corp.
03/25/2048	5.050%	5,740,000	6,036,253
DaVita, Inc.
07/15/2024	5.125%	285,000	279,109
05/01/2025	5.000%	1,200,000	1,160,285
Envision Healthcare Corp.(a)
12/01/2024	6.250%	9,000	9,292
Express Scripts Holding Co.
07/15/2046	4.800%	9,119,000	9,297,869
HCA, Inc.
04/15/2025	5.250%	3,475,000	3,550,328
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	341,000	337,714
Hologic, Inc.(a)
10/15/2025	4.375%	82,000	79,329
02/01/2028	4.625%	575,000	552,052
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	12,885,000	13,113,683
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	1,124,000	1,161,761
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	166,000	169,411
Quintiles IMS, Inc.(a)
10/15/2026	5.000%	177,000	176,805
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	467,000	470,569
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teleflex, Inc.
11/15/2027	4.625%	861,000	828,739
Tenet Healthcare Corp.(a)
07/15/2024	4.625%	482,000	462,992
05/01/2025	5.125%	257,000	246,758
08/01/2025	7.000%	376,000	369,565
Total			79,253,752
Healthcare Insurance 0.0%
Centene Corp.
01/15/2025	4.750%	1,207,000	1,175,478
Molina Healthcare, Inc.(a)
06/15/2025	4.875%	56,000	52,256
WellCare Health Plans, Inc.
04/01/2025	5.250%	1,176,000	1,182,034
Total			2,409,768
Home Construction 0.0%
Lennar Corp.(a)
11/15/2024	5.875%	356,000	369,008
11/29/2027	4.750%	266,000	256,026
Meritage Homes Corp.
04/01/2022	7.000%	439,000	478,643
Meritage Homes Corp.(a)
06/01/2025	6.000%	660,000	673,336
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	786,000	803,686
Total			2,580,699
Independent Energy 0.5%
Callon Petroleum Co.
10/01/2024	6.125%	317,000	323,984
Canadian Natural Resources Ltd.
06/30/2033	6.450%	1,795,000	2,157,423
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	487,000	488,474
Centennial Resource Production LLC(a)
01/15/2026	5.375%	103,000	101,013
Continental Resources, Inc.
04/15/2023	4.500%	386,000	390,940
06/01/2024	3.800%	2,446,000	2,358,448
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	1,166,000	1,153,792
Diamondback Energy, Inc.
11/01/2024	4.750%	215,000	212,808
05/31/2025	5.375%	6,462,000	6,556,442

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018	25

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	45,000	44,800
01/30/2028	5.750%	1,174,000	1,166,806
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	258,000	270,011
02/01/2026	5.625%	450,000	426,712
Halcon Resources Corp.(a)
02/15/2025	6.750%	1,018,000	990,272
Halcon Resources Corp.
02/15/2025	6.750%	214,000	210,256
Hess Corp.
02/15/2041	5.600%	1,965,000	2,006,106
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	400,000	380,022
Laredo Petroleum, Inc.
03/15/2023	6.250%	720,000	722,035
Parsley Energy LLC/Finance Corp.(a)
08/15/2025	5.250%	800,000	791,508
10/15/2027	5.625%	185,000	184,092
PDC Energy, Inc.
09/15/2024	6.125%	481,000	491,383
PDC Energy, Inc.(a)
05/15/2026	5.750%	600,000	591,001
RSP Permian, Inc.
01/15/2025	5.250%	977,000	1,008,007
SM Energy Co.
09/15/2026	6.750%	1,104,000	1,093,334
Whiting Petroleum Corp.(a)
01/15/2026	6.625%	358,000	360,783
WPX Energy, Inc.
01/15/2022	6.000%	305,000	313,744
09/15/2024	5.250%	658,000	648,325
Total			25,442,521
Integrated Energy 0.2%
Cenovus Energy, Inc.
11/15/2039	6.750%	9,635,000	11,121,777
Leisure 0.0%
Boyne U.S.A., Inc.(a),(d)
05/01/2025	7.250%	325,000	332,554
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(a)
04/15/2027	5.375%	323,000	319,768
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	227,000	221,292
03/15/2026	5.625%	206,000	208,577
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LTF Merger Sub, Inc.(a)
06/15/2023	8.500%	204,000	213,500
Viking Cruises Ltd.(a)
09/15/2027	5.875%	250,000	236,885
Total			1,532,576
Life Insurance 1.4%
Brighthouse Financial, Inc.(a)
06/22/2047	4.700%	9,785,000	8,968,794
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/15/2065	4.500%	2,355,000	2,276,626
MetLife, Inc.(a),(i)
Junior Subordinated
04/08/2068	9.250%	14,649,000	19,939,516
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2047	3.850%	7,270,000	6,787,643
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	5,595,000	5,586,652
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	1,405,000	1,530,872
05/15/2047	4.270%	10,325,000	10,287,696
Voya Financial, Inc.
06/15/2026	3.650%	6,161,000	6,017,849
06/15/2046	4.800%	3,201,000	3,268,807
Total			64,664,455
Lodging 0.1%
Grupo Posadas SAB de CV(a)
06/30/2022	7.875%	4,580,000	4,758,272
Hilton Domestic Operating Co., Inc.
09/01/2024	4.250%	533,000	516,837
Wyndham Hotels & Resorts, Inc.(a),(d)
04/15/2026	5.375%	320,000	320,000
Total			5,595,109
Media and Entertainment 0.3%
21st Century Fox America, Inc.
03/01/2019	6.900%	6,496,000	6,732,233
Discovery Communications LLC
09/20/2047	5.200%	1,794,000	1,788,116
Match Group, Inc.
06/01/2024	6.375%	695,000	740,905
Match Group, Inc.(a)
12/15/2027	5.000%	43,000	42,350

26	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MDC Partners, Inc.(a)
05/01/2024	6.500%	222,000	217,515
Netflix, Inc.
11/15/2026	4.375%	710,000	671,086
Netflix, Inc.(a)
04/15/2028	4.875%	2,363,000	2,269,456
Nielsen Luxembourg SARL(a)
02/01/2025	5.000%	331,000	327,128
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	788,000	800,112
Total			13,588,901
Metals and Mining 0.1%
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	656,000	685,716
Constellium NV(a)
05/15/2024	5.750%	780,000	767,764
02/15/2026	5.875%	595,000	588,578
Freeport-McMoRan, Inc.
11/14/2024	4.550%	511,000	501,048
03/15/2043	5.450%	1,609,000	1,488,338
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	674,000	709,226
HudBay Minerals, Inc.(a)
01/15/2025	7.625%	448,000	476,625
Novelis Corp.(a)
09/30/2026	5.875%	472,000	464,236
Teck Resources Ltd.
07/15/2041	6.250%	872,000	926,249
Total			6,607,780
Midstream 1.0%
Andeavor Logistics LP/Tesoro Finance Corp.
05/01/2024	6.375%	222,000	236,234
01/15/2025	5.250%	798,000	811,143
Delek Logistics Partners LP(a)
05/15/2025	6.750%	297,000	299,990
Energy Transfer Equity LP
06/01/2027	5.500%	2,734,000	2,733,491
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	1,120,000	1,144,145
Kinder Morgan Energy Partners LP
03/15/2032	7.750%	2,073,000	2,626,248
01/15/2038	6.950%	715,000	864,759
11/15/2040	7.500%	2,770,000	3,454,428
Kinder Morgan, Inc.
02/15/2046	5.050%	15,265,000	14,975,301
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NGPL PipeCo LLC(a)
08/15/2022	4.375%	136,000	135,250
08/15/2027	4.875%	164,000	162,360
12/15/2037	7.768%	214,000	260,193
NuStar Logistics LP
04/28/2027	5.625%	328,000	317,684
Plains All American Pipeline LP/Finance Corp.
10/15/2023	3.850%	4,395,000	4,282,431
06/01/2042	5.150%	5,728,000	5,379,388
06/15/2044	4.700%	3,160,000	2,816,318
02/15/2045	4.900%	680,000	620,781
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	446,000	444,639
Sunoco LP/Finance Corp.(a)
01/15/2023	4.875%	228,000	220,428
02/15/2026	5.500%	719,000	693,777
03/15/2028	5.875%	237,000	230,508
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	1,186,000	1,191,234
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	2,925,000	2,911,056
Targa Resources Partners LP/Finance Corp.(a)
01/15/2028	5.000%	58,000	55,318
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	490,000	491,180
Total			47,358,284
Natural Gas 0.8%
Boston Gas Co.(a)
08/01/2027	3.150%	4,782,000	4,597,644
NiSource, Inc.
02/15/2023	3.850%	4,755,000	4,785,427
05/15/2047	4.375%	12,320,000	12,414,310
Sempra Energy
11/15/2020	2.850%	10,845,000	10,755,594
11/15/2025	3.750%	7,365,000	7,338,707
06/15/2027	3.250%	637,000	606,144
Total			40,497,826
Oil Field Services 0.1%
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	112,000	112,499
Nabors Industries, Inc.(a)
02/01/2025	5.750%	1,172,000	1,102,962
Rowan Companies, Inc.
01/15/2024	4.750%	345,000	287,558
SESI LLC(a)
09/15/2024	7.750%	344,000	356,053

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018	27

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean, Inc.(a)
01/15/2026	7.500%	223,000	219,532
U.S.A. Compression Partners LP/Finance Corp.(a)
04/01/2026	6.875%	338,000	343,295
Weatherford International LLC(a)
03/01/2025	9.875%	103,000	92,646
Weatherford International Ltd.
06/15/2023	8.250%	385,000	335,510
08/01/2036	6.500%	65,000	46,553
Total			2,896,608
Other Industry 0.5%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	746,000	742,566
Massachusetts Institute of Technology
07/01/2114	4.678%	8,474,000	9,454,544
07/01/2116	3.885%	3,080,000	2,873,569
President and Fellows of Harvard College
07/15/2046	3.150%	2,959,000	2,726,446
07/15/2056	3.300%	6,615,000	6,123,095
Total			21,920,220
Other REIT 0.0%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	314,000	314,622
03/15/2027	5.375%	849,000	848,248
Total			1,162,870
Packaging 0.1%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2023	4.625%	600,000	602,348
02/15/2025	6.000%	1,090,000	1,093,276
Crown Americas LLC/Capital Corp. VI(a)
02/01/2026	4.750%	345,000	333,015
Multi-Color Corp.(a)
11/01/2025	4.875%	325,000	305,175
Novolex (a)
01/15/2025	6.875%	186,000	184,790
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	320,000	334,286
Total			2,852,890
Pharmaceuticals 1.9%
AbbVie, Inc.
05/14/2020	2.500%	7,160,000	7,071,638
Allergan Funding SCS
03/15/2025	3.800%	19,061,000	18,711,498
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amgen, Inc.
05/22/2019	2.200%	32,708,000	32,474,498
05/01/2045	4.400%	3,630,000	3,633,931
06/15/2048	4.563%	5,331,000	5,437,332
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	336,000	327,421
Celgene Corp.
02/20/2048	4.550%	3,920,000	3,853,148
Gilead Sciences, Inc.
09/20/2019	1.850%	5,040,000	4,977,282
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	704,000	710,295
Johnson & Johnson
12/05/2033	4.375%	4,343,000	4,747,181
03/03/2037	3.625%	6,115,000	6,096,025
Valeant Pharmaceuticals International, Inc.(a)
03/15/2024	7.000%	227,000	236,623
04/15/2025	6.125%	2,606,000	2,239,401
11/01/2025	5.500%	1,185,000	1,153,049
04/01/2026	9.250%	730,000	727,185
Total			92,396,507
Property & Casualty 0.4%
CNA Financial Corp.
08/15/2027	3.450%	15,446,000	14,693,919
HUB International Ltd.(a)
10/01/2021	7.875%	1,053,000	1,089,855
Liberty Mutual Group, Inc.(a)
05/01/2042	6.500%	2,447,000	3,091,816
Total			18,875,590
Railroads 0.5%
Canadian National Railway Co.
02/03/2020	2.400%	10,730,000	10,686,940
CSX Corp.
05/30/2042	4.750%	2,780,000	2,956,230
11/01/2046	3.800%	1,420,000	1,308,350
11/01/2066	4.250%	9,585,000	8,696,653
Total			23,648,173
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	1,234,000	1,178,776
10/15/2025	5.000%	157,000	149,495
IRB Holding Corp.(a)
02/15/2026	6.750%	243,000	238,397
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	457,000	455,218

28	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
McDonald’s Corp.
03/01/2047	4.450%	5,871,000	6,042,551
Total			8,064,437
Retail REIT 0.1%
Kimco Realty Corp.
03/01/2024	2.700%	7,029,000	6,603,963
Retailers 0.2%
Cencosud SA(a)
02/12/2045	6.625%	1,820,000	1,973,370
CVS Pass-Through Trust(a)
01/10/2036	4.704%	3,542,527	3,555,695
L Brands, Inc.
02/01/2028	5.250%	302,000	283,523
11/01/2035	6.875%	575,000	556,743
Lithia Motors, Inc.(a)
08/01/2025	5.250%	70,000	70,441
Penske Automotive Group, Inc.
08/15/2020	3.750%	600,000	597,496
12/01/2024	5.375%	380,000	381,839
05/15/2026	5.500%	475,000	466,725
Total			7,885,832
Supermarkets 0.4%
Kroger Co. (The)
04/15/2042	5.000%	3,154,000	3,203,798
01/15/2048	4.650%	14,306,000	13,902,843
Total			17,106,641
Technology 2.0%
Apple, Inc.
09/12/2027	2.900%	7,337,000	6,980,840
09/12/2047	3.750%	4,095,000	3,955,459
Ascend Learning LLC(a)
08/01/2025	6.875%	349,000	358,598
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	41,990,000	40,838,799
Camelot Finance SA(a)
10/15/2024	7.875%	772,000	805,432
CDK Global, Inc.(a)
06/01/2027	4.875%	150,000	144,367
Cisco Systems, Inc.(b)
3-month USD LIBOR + 0.340% 09/20/2019	2.542%	12,395,000	12,442,832
Equinix, Inc.
01/15/2026	5.875%	1,125,000	1,174,512
05/15/2027	5.375%	1,345,000	1,365,140
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Data Corp.(a)
12/01/2023	7.000%	1,095,000	1,149,586
Gartner, Inc.(a)
04/01/2025	5.125%	716,000	715,361
Informatica LLC(a)
07/15/2023	7.125%	434,000	433,224
Iron Mountain, Inc.(a)
03/15/2028	5.250%	830,000	781,237
Oracle Corp.
11/15/2027	3.250%	14,610,000	14,244,268
11/15/2047	4.000%	6,270,000	6,200,704
PTC, Inc.
05/15/2024	6.000%	451,000	472,423
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	1,202,000	1,130,129
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	314,000	329,807
Symantec Corp.(a)
04/15/2025	5.000%	1,164,000	1,174,159
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	285,000	284,533
Vantiv LLC/Vanity Issuer Corp.(a)
11/15/2025	4.375%	120,000	115,779
VeriSign, Inc.
05/01/2023	4.625%	475,000	474,653
07/15/2027	4.750%	369,000	353,316
Total			95,925,158
Tobacco 0.3%
BAT Capital Corp.(a)
08/14/2020	2.297%	13,110,000	12,852,493
Transportation Services 0.5%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	439,000	419,711
ERAC U.S.A. Finance LLC(a)
12/01/2026	3.300%	7,985,000	7,660,266
03/15/2042	5.625%	4,395,000	5,026,940
11/01/2046	4.200%	2,711,000	2,551,848
FedEx Corp.
04/01/2046	4.550%	6,630,000	6,721,580
Hertz Corp. (The)(a)
06/01/2022	7.625%	708,000	719,500
Total			23,099,845
Wireless 1.3%
Altice France SA(a)
05/01/2026	7.375%	2,438,000	2,320,793

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018	29

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
America Movil SAB de CV
03/30/2020	5.000%	17,135,000	17,702,820
Comunicaciones Celulares SA Via Comcel Trust(a)
02/06/2024	6.875%	1,770,000	1,850,362
Millicom International Cellular SA(a)
01/15/2028	5.125%	655,000	624,706
Rogers Communications, Inc.
08/15/2018	6.800%	14,766,000	14,993,441
SBA Communications Corp.
09/01/2024	4.875%	972,000	951,435
Sprint Corp.
06/15/2024	7.125%	176,000	171,570
02/15/2025	7.625%	2,783,000	2,734,106
03/01/2026	7.625%	523,000	511,213
Sprint Spectrum Co. I/II/III LLC(a)
09/20/2021	3.360%	14,028,000	13,939,526
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	2,232,000	2,370,781
02/01/2026	4.500%	361,000	345,809
04/15/2027	5.375%	350,000	352,455
02/01/2028	4.750%	553,000	531,633
Wind Tre SpA(a)
01/20/2026	5.000%	284,000	241,435
Total			59,642,085
Wirelines 1.1%
AT&T, Inc.
03/01/2037	5.250%	8,091,000	8,557,867
03/01/2047	5.450%	5,145,000	5,470,797
08/14/2058	5.300%	4,505,000	4,556,749
CenturyLink, Inc.
03/15/2022	5.800%	90,000	87,833
12/01/2023	6.750%	1,210,000	1,177,071
Deutsche Telekom International Finance BV
06/01/2032	9.250%	1,850,000	2,797,280
Frontier Communications Corp.
01/15/2023	7.125%	696,000	470,516
Frontier Communications Corp.(a)
04/01/2026	8.500%	357,000	345,029
Level 3 Financing, Inc.
05/01/2025	5.375%	385,000	373,272
Liquid Telecommunications Financing PLC(a)
07/13/2022	8.500%	3,945,000	4,140,861
Telecom Italia Capital SA
09/30/2034	6.000%	1,027,000	1,071,938
Telecom Italia SpA(a)
05/30/2024	5.303%	514,000	526,247
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
08/10/2033	4.500%	11,250,000	11,386,339
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	11,849,000	11,582,220
Total			52,544,019
Total Corporate Bonds & Notes (Cost $1,360,454,842)			1,340,409,092

Foreign Government Obligations(j) 1.3%

Argentina 0.3%
Argentine Republic Government International Bond
01/26/2027	6.875%	4,400,000	4,488,937
Provincia de Buenos Aires(a)
06/15/2027	7.875%	5,805,000	5,994,081
Provincia de Cordoba(a)
08/01/2027	7.125%	2,690,000	2,673,860
Total			13,156,878
Belarus 0.0%
Republic of Belarus International Bond(a)
02/28/2023	6.875%	1,365,000	1,445,662
Brazil 0.1%
Petrobras Global Finance BV(a)
01/27/2028	5.999%	3,735,000	3,692,761
Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2024	4.875%	312,000	300,077
Colombia 0.0%
Ecopetrol SA
09/18/2043	7.375%	1,705,000	1,999,271
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%	1,630,000	1,717,904
Egypt 0.1%
Egypt Government International Bond(a)
01/31/2047	8.500%	2,105,000	2,353,038
Honduras 0.1%
Honduras Government International Bond(a)
03/15/2024	7.500%	3,545,000	3,919,015
Ivory Coast 0.1%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%	5,205,000	5,254,578

30	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2018 (Unaudited)
Foreign Government Obligations(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kazakhstan 0.1%
KazMunayGas National Co., JSC(a)
05/05/2020	7.000%	4,350,000	4,675,898
Mexico 0.1%
Petroleos Mexicanos
03/13/2027	6.500%	3,916,000	4,182,597
09/21/2047	6.750%	2,220,000	2,248,563
Total			6,431,160
Nigeria 0.1%
Nigeria Government International Bond(a)
11/28/2027	6.500%	1,025,000	1,041,168
02/16/2032	7.875%	3,103,000	3,382,950
Total			4,424,118
Paraguay 0.1%
Paraguay Government International Bond(a)
03/13/2048	5.600%	3,325,000	3,406,848
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	2,740,000	2,720,390
Sberbank of Russia Via SB Capital SA(a)
Subordinated
10/29/2022	5.125%	1,020,000	1,035,496
Total			3,755,886
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%	1,775,000	1,751,384
Trinidad and Tobago 0.1%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/2019	9.750%	3,500,000	3,692,500
Total Foreign Government Obligations (Cost $63,922,412)			61,976,978

Municipal Bonds 0.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.1%
City of Chicago
Unlimited Tax General Obligation Bonds
Series 2011-C1
01/01/2035	7.781%	905,000	1,044,135
Series 2015B
01/01/2033	7.375%	660,000	731,577
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited Tax General Obligation Refunding Bonds
Series 2014B
01/01/2044	6.314%	2,195,000	2,208,038
Total			3,983,750
State General Obligation 0.2%
State of Texas
Unlimited General Obligation Refunding Bonds
Transportation Commission Mobility Fund
Series 2017
10/01/2034	5.000%	6,765,000	7,967,411
Water & Sewer 0.0%
City of Chicago Waterworks
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.742%	1,510,000	1,948,851
Total Municipal Bonds (Cost $13,383,914)			13,900,012

Preferred Debt 0.0%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.0%
State Street Corp.(i)
12/31/2049	5.350%	9,241	247,566
Total Preferred Debt (Cost $256,161)			247,566

Residential Mortgage-Backed Securities - Agency 22.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
08/01/2024	8.000%	14,182	15,298
01/01/2025	9.000%	4,588	4,986
09/01/2028- 07/01/2037	6.000%	5,561,380	6,339,789
04/01/2030- 04/01/2032	7.000%	155,642	173,290
06/01/2033	5.500%	157,583	174,612
08/01/2045- 01/01/2046	3.500%	77,005,201	77,597,851
10/01/2045- 04/01/2046	4.000%	53,202,873	54,813,275
Federal Home Loan Mortgage Corp.(b),(k)
CMO Series 3922 Class SH
1-month USD LIBOR + 5.900% 09/15/2041	4.123%	1,661,486	212,881

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018	31

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4097 Class ST
1-month USD LIBOR + 6.050% 08/15/2042	4.273%	3,641,988	600,668
CMO STRIPS Series 2012-278 Class S1
1-month USD LIBOR + 6.050% 09/15/2042	4.273%	9,253,910	1,452,933
CMO STRIPS Series 309 Class S4
1-month USD LIBOR + 5.970% 08/15/2043	4.193%	3,305,990	564,927
CMO STRIPS Series 312 Class S1
1-month USD LIBOR + 5.950% 09/15/2043	4.173%	3,304,741	564,252
Federal Home Loan Mortgage Corp.(k)
CMO Series 4176 Class BI
03/15/2043	3.500%	3,574,321	663,245
CMO Series 4182 Class DI
05/15/2039	3.500%	10,958,116	1,200,015
Federal Home Loan Mortgage Corp.(h),(k)
CMO Series 4620 Class AS
11/15/2042	1.500%	4,535,630	267,362
Federal National Mortgage Association
11/01/2021- 04/01/2022	8.000%	4,108	4,293
04/01/2023	8.500%	1,270	1,278
06/01/2024	9.000%	6,095	6,408
02/01/2027- 12/01/2043	3.000%	57,416,580	57,192,772
02/01/2027- 09/01/2031	7.500%	47,662	51,691
10/01/2028- 08/01/2035	6.000%	4,102,619	4,607,991
05/01/2029- 07/01/2038	7.000%	6,426,571	7,517,124
01/01/2031	2.500%	12,473,057	12,266,702
03/01/2033- 08/01/2034	5.500%	2,178,396	2,416,474
05/01/2041	5.000%	2,110,514	2,282,208
05/01/2043- 11/01/2046	3.500%	141,321,425	142,262,932
05/01/2044- 06/01/2047	4.000%	60,674,389	62,515,895
06/01/2044- 04/01/2047	4.500%	70,784,795	74,371,725
CMO Series 2017-72 Class B
09/25/2047	3.000%	40,655,507	40,298,491
Federal National Mortgage Association(d)
04/17/2033	2.500%	41,500,000	40,663,518
04/17/2033- 04/12/2048	3.000%	103,000,000	101,649,848
04/17/2033	3.500%	8,000,000	8,156,113
04/12/2048	4.000%	197,900,000	203,084,010
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(l)
08/01/2040- 08/01/2041	4.500%	8,647,496	9,153,337
Federal National Mortgage Association(k)
CMO Series 2012-131 Class MI
01/25/2040	3.500%	6,900,531	1,026,812
Federal National Mortgage Association(b),(k)
CMO Series 2013-101 Class CS
1-month USD LIBOR + 5.900% 10/25/2043	4.029%	5,191,637	954,996
CMO Series 2014-93 Class ES
1-month USD LIBOR + 6.150% 01/25/2045	4.279%	6,466,752	1,101,456
CMO Series 2016-31 Class VS
1-month USD LIBOR + 6.000% 06/25/2046	4.129%	4,706,877	842,132
Government National Mortgage Association(d)
04/19/2048	3.500%	149,000,000	150,446,343
Government National Mortgage Association(k)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	6,466,860	1,043,396
Total Residential Mortgage-Backed Securities - Agency (Cost $1,077,443,315)			1,068,563,329

Residential Mortgage-Backed Securities - Non-Agency 14.2%

Ajax Mortgage Loan Trust(a)
CMO Series 2016-C Class A
10/25/2057	4.000%	1,956,633	1,962,549
CMO Series 2017-A Class A
04/25/2057	3.470%	8,465,708	8,601,274
Series 2017-B Class A
09/25/2056	3.163%	21,842,577	21,613,725
Angel Oak Mortgage Trust LLC(a)
CMO Series 2015-1
11/25/2045	4.500%	184,638	183,681
11/25/2045	5.500%	2,035,000	2,029,146
Angel Oak Mortgage Trust LLC(a),(h)
CMO Series 2017-3 Class A3
11/25/2047	2.986%	15,695,742	15,694,960
ASG Resecuritization Trust(a),(h)
CMO Series 2009-2 Class G70
05/24/2036	3.336%	1,284,477	1,279,727
CMO Series 2009-2 Class G75
05/24/2036	3.336%	3,628,000	3,598,178
Bayview Opportunity Master Fund IIIa Trust(a)
CMO Series 2017-RN7 Class A1
09/28/2032	3.105%	1,760,126	1,760,918
Series 2017-RN8 Class A1
11/28/2032	3.352%	19,349,102	19,347,652

32	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund IIIb Trust(a)
CMO Series 2017-RN3 Class A1
05/28/2032	3.228%	1,544,989	1,545,526
Bayview Opportunity Master Fund IV Trust(a)
CMO Series 2018-RN2 Class A1
02/25/2033	3.598%	26,511,324	26,529,841
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2018-RN1 Class A1
01/28/2033	3.278%	20,794,899	20,794,868
Bayview Opportunity Master Fund IVa Trust(a),(c),(f)
CMO Series 2018-RN3 Class A1
03/28/2033	3.672%	8,600,000	8,600,000
Bayview Opportunity Master Fund IVA Trust(a)
Subordinated, CMO Series 2016-SPL1 Class B3
04/28/2055	5.500%	1,978,200	2,019,071
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-RPL1 Class A1
07/28/2032	3.105%	3,509,488	3,490,835
BCAP LLC Trust(a),(h)
CMO Series 2010-RR11 Class 8A1
05/27/2037	3.674%	2,394,495	2,391,678
CMO Series 2012-RR10 Class 9A1
10/26/2035	3.619%	119,959	120,296
CMO Series 2014-RR3 Class 3A1
07/26/2036	1.728%	126,588	126,006
BCAP LLC Trust(a)
CMO Series 2013-RR5 Class 1A1
10/26/2036	3.500%	252,970	252,310
CMO Series 2013-RR5 Class 3A1
09/26/2036	3.500%	595,522	593,565
CIM Trust(a)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	21,533,647	21,016,807
Citigroup Mortgage Loan Trust(a)
Subordinated, CMO Series 2014-C Class B1
02/25/2054	4.097%	6,000,000	6,067,403
Citigroup Mortgage Loan Trust, Inc.(a),(h)
CMO Series 2013-11 Class 3A3
09/25/2034	3.507%	716,850	716,708
CMO Series 2013-2 Class 1A1
11/25/2037	3.712%	472,349	473,998
CMO Series 2014-12 Class 3A1
10/25/2035	3.599%	5,883,940	5,967,930
CMO Series 2014-C Class A
02/25/2054	3.250%	773,014	759,428
CMO Series 2015-A Class A4
06/25/2058	4.250%	4,061,302	4,115,202
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-A Class B3
06/25/2058	4.500%	935,341	901,091
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2014-11 Class 3A3
1-month USD LIBOR + 0.160% 09/25/2036	1.781%	1,355,837	1,346,359
Citigroup Mortgage Loan Trust, Inc.(a),(k)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	11,803,365	281,442
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class A
01/25/2053	4.250%	9,563,462	9,631,855
CMO Series 2015-RP2 Class B3
01/25/2053	4.250%	3,851,839	3,640,202
COLT LLC(a),(b),(c)
CMO Series 15-1 Class A2
1-month USD LIBOR + 3.750% 12/26/2045	5.622%	153,325	153,325
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	889,345	893,704
CMO Series 2018-1 Class A2
02/25/2048	2.981%	3,638,553	3,518,376
COLT Mortgage Loan Trust(a),(h)
CMO Series 2017-2 Class B1
10/25/2047	4.563%	2,000,000	1,940,982
Credit Suisse Mortgage Capital Certificates(a),(h)
CMO Series 2009-14R Class 4A9
10/26/2035	3.619%	12,807,000	13,030,667
CMO Series 2010-8R Class 1A5
03/26/2036	3.755%	7,452,000	7,540,982
CMO Series 2011-12R Class 3A1
07/27/2036	3.569%	2,846,268	2,848,040
CMO Series 2017-RPL3 Class A1
08/01/2057	4.000%	31,271,064	31,674,485
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 1A5
08/27/2037	4.000%	2,407,076	2,426,741
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2018-RPL2 Class A1
08/25/2062	4.030%	6,500,000	6,499,822
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2016-1A Class A2
07/25/2046	5.500%	1,101,200	1,104,641
Deephaven Residential Mortgage Trust(a),(h)
CMO Series 2017-2A Class M1
06/25/2047	3.897%	500,000	498,130

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018	33

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deephaven Residential Mortgage Trust(a)
CMO Series 2017-3A Class M1
10/25/2047	3.511%	846,000	845,885
CMO Series 2018-1A Class M1
12/25/2057	3.939%	5,900,000	5,899,683
GCAT LLC(a)
CMO Series 2017-2 Class A1
04/25/2047	3.500%	10,166,897	10,169,983
CMO Series 2017-3 Class A1
04/25/2047	3.352%	7,898,525	7,900,209
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	45,676,054	45,153,648
JPMorgan Resecuritization Trust(a),(h)
CMO Series 2014-1 Class 1016
03/26/2036	3.732%	2,734,698	2,727,122
JPMorgan Resecuritization Trust(a)
CMO Series 2014-5 Class 6A
09/27/2036	4.000%	931,851	932,054
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	12,181,097	12,074,856
CMO Series 2017-GS1 Class A2
01/25/2057	3.500%	3,000,000	2,817,929
LVII Resecuritization Trust(a),(h)
Subordinated, CMO Series 2009-3 Class B3
11/27/2037	5.777%	14,500,000	14,989,304
Morgan Stanley Re-Remic Trust(a),(h)
CMO Series 2010-R1 Class 2B
07/26/2035	3.631%	1,194,831	1,195,715
CMO Series 2013-R3 Class 10A
10/26/2035	3.619%	480,672	478,550
Morgan Stanley Resecuritization Trust(a),(h)
CMO Series 2013-R9 Class 2A
06/26/2046	3.622%	554,674	552,905
CMO Series 2013-R9 Class 4A
06/26/2046	3.383%	138,074	137,718
New Residential Mortgage Loan Trust(a)
CMO Series 2015-1A Class A3
05/28/2052	3.750%	3,956,570	3,997,410
Nomura Resecuritization Trust(a),(b)
CMO Series 2014-6R Class 3A1
1-month USD LIBOR + 0.260% 01/26/2036	2.141%	1,871,044	1,845,108
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2018-PLS2 Class A
02/25/2023	3.265%	9,336,061	9,310,534
Series 2018-PLS1 Class A
01/25/2023	3.193%	22,905,026	22,778,336
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-PLS1 Class C
01/25/2023	3.981%	21,915,303	21,787,425
Subordinated CMO Series 2018-PLS2 Class C
02/25/2023	4.102%	14,244,711	14,206,139
Subordinated CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	18,864,618	18,813,827
Oaktown Re Ltd.(a),(b),(c)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	4.122%	9,840,515	9,846,901
PNMAC GMSR Issuer Trust(a),(b),(c)
CMO Series 2017-GT2 Class A
1-month USD LIBOR + 4.000% 08/25/2023	5.872%	3,700,000	3,713,875
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% 02/25/2023	4.627%	21,200,000	21,280,068
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A1
09/25/2022	3.470%	13,163,237	13,162,957
CMO Series 2017-2A Class A2
09/25/2022	5.000%	8,860,000	8,792,862
Preston Ridge Partners Mortgage LLC(a),(h)
CMO Series 2017-3A Class A1
11/25/2022	3.470%	22,956,207	22,921,156
CMO Series 2017-3A Class A2
11/25/2022	5.000%	6,000,000	5,954,781
Pretium Mortgage Credit Partners I(a)
CMO Series 2017-NPL2 Class A1
03/28/2057	3.250%	1,455,577	1,447,094
Pretium Mortgage Credit Partners I LLC(a),(h)
CMO Series 2017-NPL3 Class A1
06/29/2032	3.250%	11,496,902	11,439,234
Pretium Mortgage Credit Partners I LLC(a)
CMO Series 2018-NPL1 Class A1
01/27/2033	3.375%	28,426,409	28,339,023
Pretium Mortgage Credit Partners LLC(a),(h)
CMO Series 2017-NPL5 Class A1
12/30/2032	3.327%	11,351,712	11,327,600
RBSSP Resecuritization Trust(a),(h)
CMO Series 2010-1 Class 3A2
08/26/2035	3.545%	2,940,359	2,991,332
SGR Residential Mortgage Trust(a)
CMO Series 2016-1 Class A1
11/25/2046	3.750%	779,200	763,099
Sunset Mortgage Loan Co., LLC(a)
CMO Series 2017-NPL1 Class A
06/15/2047	3.500%	1,246,124	1,247,279

34	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Residential Opportunity Fund IV Trust(a)
Series 2017-1III Class A
11/27/2037	3.352%	13,982,918	13,946,286
Verus Securitization Trust(a),(h)
CMO Series 2017-2A Class A3
07/25/2047	2.845%	7,235,687	7,198,924
Verus Securitization Trust(a)
CMO Series 2017-SG1A Class A1
11/25/2047	2.690%	32,501,589	32,255,031
Subordinated, CMO Series 2017-SG1A Class B1
11/25/2047	3.615%	6,000,000	5,971,591
WaMu Mortgage Pass-Through Certificates Trust(h)
CMO Series 2003-AR8 Class A
08/25/2033	3.204%	3,042,291	3,082,798
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $675,843,891)			673,880,357

Senior Loans 0.0%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Serta Simmons Bedding LLC(b),(m)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	9.711%	347,933	275,911
Technology 0.0%
Ascend Learning LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 07/12/2024	4.877%	59,700	59,849
DigiCert, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 10/31/2024	6.522%	314,000	317,338
Information Resources, Inc.(b),(m)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 01/20/2025	10.194%	255,000	255,319
Misys Ltd.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 06/13/2024	5.484%	193,904	193,638
Total			826,144
Total Senior Loans (Cost $1,163,728)			1,102,055

U.S. Government & Agency Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residual Funding Corp.(g)
STRIPS
01/15/2030	0.000%	32,628,000	21,964,060
04/15/2030	0.000%	34,501,000	23,564,218
Total U.S. Government & Agency Obligations (Cost $46,927,570)			45,528,278

U.S. Treasury Obligations 2.4%

U.S. Treasury
10/31/2022	2.000%	51,897,800	50,685,571
10/31/2024	2.250%	37,314,000	36,361,453
08/15/2027	2.250%	30,048,500	28,814,868
Total U.S. Treasury Obligations (Cost $118,992,352)			115,861,892

Options Purchased Puts 0.3%
Value ($)
(Cost $10,062,500)	14,186,795

Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(n),(o)	122,801,820	122,789,539
Total Money Market Funds (Cost $122,789,539)		122,789,539
Total Investments in Securities (Cost: $5,297,007,763)		5,250,327,606
Other Assets & Liabilities, Net		(506,297,574)
Net Assets		4,744,030,032

At March 31, 2018, securities and/or cash totaling $29,924,641 were pledged as collateral.
Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018	35

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2018 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	1,648	06/2018	USD	244,041,624	5,981,148	—
U.S. Treasury 5-Year Note	2,814	06/2018	USD	322,644,545	1,010,178	—
U.S. Treasury Ultra 10-Year Note	218	06/2018	USD	28,615,343	404,875	—
U.S. Ultra Bond	73	06/2018	USD	11,905,622	336,656	—
Total					7,732,857	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(1,382)	06/2018	USD	(168,238,668)	—	(196,624)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	350,000,000	350,000,000	2.85	01/2021	10,062,500	14,186,795

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(400,000,000)	(400,000,000)	2.75	06/2018	(2,800,000)	(3,076,080)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(400,000,000)	(400,000,000)	3.00	05/2018	(2,800,000)	(660,520)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 AAA	Citi	11/17/2059	0.500	Monthly	USD	24,000,000	21,600	(1,667)	—	(8,773)	28,706	—
Markit CMBX North America Index, Series 10 AAA	Citi	11/17/2059	0.500	Monthly	USD	24,000,000	21,600	(1,667)	23,044	—	—	(3,111)
Total								(3,334)	23,044	(8,773)	28,706	(3,111)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 29	Morgan Stanley	12/20/2022	1.000	Quarterly	USD	143,360,000	(157,204)	—	—	—	(157,204)

36	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2018 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Bank of America Corp.	Barclays	06/20/2018	1.000	Quarterly	0.040%	USD	25,990,000	57,239	7,219	35,468	—	28,990	—
Citigroup, Inc.	Barclays	06/20/2018	1.000	Quarterly	0.027%	USD	26,305,000	58,728	7,307	30,002	—	36,033	—
Markit CMBX North America Index, Series 7 BBB-	Credit Suisse	01/17/2047	3.000	Monthly	5.725%	USD	13,000,000	(1,577,631)	5,417	—	(1,080,221)	—	(491,993)
Markit CMBX North America Index, Series 7 BBB-	Credit Suisse	01/17/2047	3.000	Monthly	5.725%	USD	13,500,000	(1,638,309)	5,625	—	(995,845)	—	(636,839)
Markit CMBX North America Index, Series 7 BBB-	Credit Suisse	01/17/2047	3.000	Monthly	5.725%	USD	14,000,000	(1,698,987)	5,833	—	(884,829)	—	(808,325)
Citigroup, Inc.	Goldman Sachs International	06/20/2018	1.000	Quarterly	0.027%	USD	12,985,000	28,990	3,606	13,331	—	19,265	—
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	7.163%	USD	5,200,000	(776,360)	2,167	—	(442,674)	—	(331,519)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	7.163%	USD	10,100,000	(1,507,930)	4,208	—	(808,625)	—	(695,097)
Bank of America Corp.	JPMorgan	06/20/2018	1.000	Quarterly	0.040%	USD	38,890,000	85,649	10,802	46,064	—	50,387	—
Cenovus Energy, Inc.	JPMorgan	06/20/2018	1.000	Quarterly	0.393%	USD	10,720,000	14,908	2,978	9,675	—	8,211	—
Citigroup, Inc.	JPMorgan	06/20/2018	1.000	Quarterly	0.027%	USD	38,985,000	87,037	10,830	54,967	—	42,900	—
Citigroup, Inc.	JPMorgan	06/20/2018	1.000	Quarterly	0.027%	USD	26,185,000	58,460	7,274	33,978	—	31,756	—
Citigroup, Inc.	JPMorgan	06/20/2018	1.000	Quarterly	0.027%	USD	12,965,000	28,945	3,602	15,942	—	16,605	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	4.770%	USD	5,250,000	(590,395)	2,187	—	(563,449)	—	(24,759)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	4.770%	USD	6,800,000	(764,703)	2,833	—	(659,082)	—	(102,788)
Markit CMBX North America Index, Series 7 BBB-	JPMorgan	01/17/2047	3.000	Monthly	5.725%	USD	5,000,000	(606,781)	2,083	—	(424,408)	—	(180,290)
Bank of America Corp.	Morgan Stanley	06/20/2018	1.000	Quarterly	0.040%	USD	12,985,000	28,597	3,607	13,039	—	19,165	—
Bank of America Corp.	Morgan Stanley	06/20/2018	1.000	Quarterly	0.040%	USD	12,925,000	28,465	3,591	14,145	—	17,911	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	4.770%	USD	5,500,000	(618,510)	2,292	—	(604,631)	—	(11,587)
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	7.163%	USD	3,400,000	(507,620)	1,417	—	(254,659)	—	(251,544)
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	7.163%	USD	8,500,000	(1,269,050)	3,542	—	(887,648)	—	(377,860)
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	7.163%	USD	9,000,000	(1,343,700)	3,750	—	(718,768)	—	(621,182)
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	7.163%	USD	11,000,000	(1,642,300)	4,584	—	(974,188)	—	(663,528)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	5.725%	USD	6,500,000	(788,815)	2,708	—	(717,040)	—	(69,067)
Total									109,462	266,611	(10,016,067)	271,223	(5,266,378)

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018	37

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2018 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 21	Morgan Stanley	12/20/2018	5.000	Quarterly	2.999%	USD	221,673,620	(187,540)	—	—	—	(187,540)
Markit CDX North America Investment Grade Index, Series 30	Morgan Stanley	06/20/2023	1.000	Quarterly	0.655%	USD	96,000,000	50,246	—	—	50,246	—
Total								(137,294)	—	—	50,246	(187,540)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2018, the value of these securities amounted to $2,379,880,645, which represents 50.17% of net assets.
(b)	Variable rate security.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents shares owned in the residual interest of an asset-backed securitization.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2018, the value of these securities amounted to $20,771,250, which represents 0.44% of net assets.
(g)	Zero coupon bond.
(h)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(i)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(j)	Principal and interest may not be guaranteed by the government.
(k)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(l)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(m)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2018. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement therefore no weighted average coupon rate is disclosed. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(n)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(o)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	29,842,175	926,045,776	(833,086,131)	122,801,820	10,537	(2,435)	698,895	122,789,539
38	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2018 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018	39

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Agency	—	155,493,230	—	—	155,493,230
Asset-Backed Securities — Non-Agency	—	1,177,895,463	62,516,050	—	1,240,411,513
Commercial Mortgage-Backed Securities - Agency	—	146,062,740	—	—	146,062,740
Commercial Mortgage-Backed Securities - Non-Agency	—	249,914,230	—	—	249,914,230
Corporate Bonds & Notes	—	1,340,409,092	—	—	1,340,409,092
Foreign Government Obligations	—	61,976,978	—	—	61,976,978
Municipal Bonds	—	13,900,012	—	—	13,900,012
Preferred Debt	247,566	—	—	—	247,566
Residential Mortgage-Backed Securities - Agency	—	1,068,563,329	—	—	1,068,563,329
Residential Mortgage-Backed Securities - Non-Agency	—	643,961,793	29,918,564	—	673,880,357
Senior Loans	—	1,102,055	—	—	1,102,055
U.S. Government & Agency Obligations	—	45,528,278	—	—	45,528,278
U.S. Treasury Obligations	115,861,892	—	—	—	115,861,892
Options Purchased Puts	—	14,186,795	—	—	14,186,795
Money Market Funds	—	—	—	122,789,539	122,789,539
Total Investments in Securities	116,109,458	4,918,993,995	92,434,614	122,789,539	5,250,327,606
Investments in Derivatives
Asset
Futures Contracts	7,732,857	—	—	—	7,732,857
Swap Contracts	—	350,175	—	—	350,175
Liability
Futures Contracts	(196,624)	—	—	—	(196,624)
Options Contracts Written	—	(3,736,600)	—	—	(3,736,600)
Swap Contracts	—	(5,614,233)	—	—	(5,614,233)
Total	123,645,691	4,909,993,337	92,434,614	122,789,539	5,248,863,181
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 12/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 03/31/2018 ($)
Asset-Backed Securities — Non-Agency	135,408,759	-	-	(1,051,280)	50,300,000	(18,020,000)	-	(104,121,429)	62,516,050
Corporate Bonds & Notes	63,720	-	-	-	-	-	-	(63,720)	-
Residential Mortgage-Backed Securities — Non-Agency	105,202,690	7,792	1,703	(36,262)	15,099,822	(5,197,601)	-	(85,159,580)	29,918,564
Total	240,675,169	7,792	1,703	(1,087,542)	65,399,822	(23,217,601)	-	(189,344,729)	92,434,614
40	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
(a) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2018 was $(1,082,402), which is comprised of Asset-Backed Securities — Non-Agency of $(1,051,280) and Residential Mortgage-Backed Securities — Non-Agency of $(31,122).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.
Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018	41

Portfolio of Investments
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (formerly Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund), March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 1.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Greece 0.0%
Hellenic Republic Government Bond(c)
10/15/2042	0.000%	EUR	12,871,600	60,596
United Kingdom 1.1%
United Kingdom Gilt(d)
09/07/2034	4.500%	GBP	510,000	1,009,971
07/22/2047	1.500%	GBP	225,000	300,685
Total				1,310,656
Total Foreign Government Obligations (Cost $1,689,825)				1,371,252

Inflation-Indexed Bonds(a) 96.4%

Australia 1.2%
Australia Government Bond(d)
02/21/2022	1.250%	AUD	436,188	344,575
09/20/2030	2.500%	AUD	346,013	321,643
08/21/2035	2.000%	AUD	288,651	261,275
Australia Government Index-Linked Bond(d)
08/20/2020	4.000%	AUD	50,658	42,200
09/20/2025	3.000%	AUD	523,019	471,181
Total				1,440,874
Canada 2.2%
Canadian Government Real Return Bond
12/01/2021	4.250%	CAD	261,398	233,092
12/01/2026	4.250%	CAD	531,992	550,930
12/01/2031	4.000%	CAD	554,492	633,685
12/01/2036	3.000%	CAD	325,865	365,564
12/01/2041	2.000%	CAD	355,011	365,313
12/01/2044	1.500%	CAD	444,023	427,191
12/01/2047	1.250%	CAD	202,825	188,736
Total				2,764,511
Denmark 0.2%
Denmark Government Bond
11/15/2023	0.100%	DKK	1,650,274	294,626
France 6.9%
France Government Bond OAT(d)
07/25/2019	1.300%	EUR	59,635	76,586
07/25/2021	0.100%	EUR	225,905	293,233
07/25/2023	2.100%	EUR	865,621	1,260,898
03/01/2025	0.100%	EUR	341,057	452,166
07/25/2027	1.850%	EUR	944,298	1,476,960
07/25/2029	3.400%	EUR	254,660	466,023
07/25/2030	0.700%	EUR	223,997	323,152
07/25/2032	3.150%	EUR	514,685	989,267
07/25/2047	0.100%	EUR	278,674	376,891
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
French Republic Government Bond OAT(d)
07/25/2022	1.100%	EUR	1,007,790	1,393,389
07/25/2024	0.250%	EUR	20,628	27,947
07/25/2040	1.800%	EUR	390,712	722,896
French Republic Government Bond OAT(d),(e)
07/25/2036	0.100%	EUR	234,683	630,488
Total				8,489,896
Germany 1.6%
Deutsche Bundesrepublik Inflation-Linked Bond(d)
04/15/2023	0.100%	EUR	893,622	1,187,022
04/15/2026	0.100%	EUR	194,416	263,728
04/15/2046	0.100%	EUR	314,434	456,933
Total				1,907,683
Italy 7.8%
Italy Buoni Poliennali Del Tesoro(d)
04/23/2020	1.650%	EUR	523,915	678,714
10/27/2020	1.250%	EUR	226,280	293,474
09/15/2021	2.100%	EUR	962,526	1,323,537
05/15/2022	0.100%	EUR	312,180	399,338
09/15/2023	2.600%	EUR	2,167,704	3,131,630
09/15/2026	3.100%	EUR	1,135,992	1,741,404
05/15/2028	1.300%	EUR	101,399	134,430
09/15/2032	1.250%	EUR	385,411	504,309
09/15/2035	2.350%	EUR	48,551	74,865
09/15/2041	2.550%	EUR	788,752	1,245,080
Total				9,526,781
Japan 6.4%
Japanese Government CPI-Linked Bond
09/10/2023	0.100%	JPY	725,900	7,139
03/10/2024	0.100%	JPY	103,100	1,016
09/10/2024	0.100%	JPY	299,495,800	2,965,362
03/10/2025	0.100%	JPY	188,940,000	1,871,610
03/10/2026	0.100%	JPY	154,353,225	1,536,252
03/10/2027	0.100%	JPY	150,269,764	1,502,114
Total				7,883,493
Mexico 0.4%
Mexican Udibonos
06/09/2022	2.000%	MXN	6,019,105	310,017
12/04/2025	4.500%	MXN	3,009,553	175,535
Total				485,552
New Zealand 1.9%
New Zealand Government Bond(d)
09/20/2030	3.000%	NZD	1,972,502	1,629,634
09/20/2035	2.500%	NZD	560,866	441,024
42	CTIVPSM – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (formerly Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund), March 31, 2018 (Unaudited)
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
New Zealand Government Bond
09/20/2040	2.500%	NZD	289,312	224,390
Total				2,295,048
Spain 2.1%
Spain Government Inflation-Linked Bond(d)
11/30/2019	0.550%	EUR	899,788	1,155,834
11/30/2027	0.650%	EUR	789,337	1,061,103
11/30/2030	1.000%	EUR	157,158	217,562
Spain Government Inflation-Linked Bond
11/30/2021	0.300%	EUR	111,714	147,419
Total				2,581,918
Sweden 1.1%
Sweden Inflation-Linked Bond
12/01/2020	4.000%	SEK	13,166	1,864
06/01/2022	0.250%	SEK	2,581,281	341,988
06/01/2025	1.000%	SEK	3,081,075	443,836
12/01/2028	3.500%	SEK	2,896,917	533,149
Total				1,320,837
United Kingdom 23.0%
United Kingdom Gilt Inflation-Linked Bond(d)
04/16/2020	2.500%	GBP	1,322,700	2,031,936
03/22/2026	0.125%	GBP	989,334	1,608,262
11/22/2027	1.250%	GBP	697,388	1,284,947
03/22/2034	0.750%	GBP	808,765	1,644,530
01/26/2035	2.000%	GBP	751,431	1,793,462
11/22/2036	0.125%	GBP	5,311	10,428
11/22/2037	1.125%	GBP	594,080	1,384,408
03/22/2040	0.625%	GBP	210,479	478,722
11/22/2042	0.625%	GBP	357,500	859,310
03/22/2044	0.125%	GBP	472,830	1,051,069
03/22/2046	0.125%	GBP	432,858	990,395
11/22/2047	0.750%	GBP	626,395	1,685,162
08/10/2048	0.125%	GBP	366,872	872,686
03/22/2050	0.500%	GBP	533,698	1,430,800
03/22/2052	0.250%	GBP	507,790	1,335,005
11/22/2055	1.250%	GBP	742,960	2,624,398
11/22/2056	0.125%	GBP	220,852	605,654
03/22/2058	0.125%	GBP	638,999	1,799,728
03/22/2062	0.375%	GBP	609,024	1,989,692
11/22/2065	0.125%	GBP	305,438	995,677
03/22/2068	0.125%	GBP	519,526	1,784,118
Total				28,260,389
United States 41.6%
U.S. Treasury Inflation-Indexed Bond
07/15/2020	1.250%		693,058	711,606
04/15/2021	0.125%		1,296,370	1,285,518
07/15/2021	0.625%		2,951,808	2,987,674
04/15/2022	0.125%		5,639,335	5,559,907
07/15/2022	0.125%		64,649	64,002
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/15/2023	0.125%	2,214,569	2,177,484
07/15/2023	0.375%	3,050,423	3,040,554
01/15/2024	0.625%	131,679	132,378
07/15/2024	0.125%	203,486	198,799
01/15/2025	0.250%	3,410,384	3,335,191
01/15/2025	2.375%	611,247	684,391
07/15/2025	0.375%	1,692,657	1,671,299
01/15/2026	0.625%	2,148,168	2,148,026
01/15/2026	2.000%	1,192,232	1,316,510
07/15/2026	0.125%	542,693	521,657
01/15/2027	0.375%	553,905	539,876
01/15/2027	2.375%	2,070,326	2,371,856
07/15/2027	0.375%	729,310	711,481
01/15/2028	1.750%	1,235,963	1,359,002
04/15/2028	3.625%	1,646,868	2,111,474
01/15/2029	2.500%	1,904,232	2,256,239
04/15/2032	3.375%	685,411	922,777
02/15/2040	2.125%	1,402,035	1,769,863
02/15/2041	2.125%	712,820	905,261
02/15/2042	0.750%	3,233,755	3,150,418
02/15/2044	1.375%	579,428	644,646
02/15/2045	0.750%	1,578,345	1,522,582
02/15/2047	0.875%	841,697	835,973
02/15/2048	1.000%	1,110,304	1,139,718
U.S. Treasury Inflation-Indexed Bond(f)
01/15/2028	0.500%	5,017,577	4,928,536
Total			51,004,698
Total Inflation-Indexed Bonds (Cost $113,321,193)			118,256,306

Options Purchased Puts 0.2%
Value ($)
(Cost $229,492)	214,233

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(g),(h),(i)	618,335	618,273
Total Money Market Funds (Cost $618,273)		618,273
Total Investments in Securities (Cost $115,858,783)		120,460,064
Other Assets & Liabilities, Net		2,255,388
Net Assets		$122,715,452

CTIVPSM – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2018	43

Portfolio of Investments  (continued)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (formerly Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund), March 31, 2018 (Unaudited)
At March 31, 2018, securities and/or cash totaling $1,869,120 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
785,000 CAD	12,433,011 MXN	Citi	04/04/2018	74,461	—
3,608,000 EUR	4,450,584 USD	Citi	04/04/2018	10,805	—
250,000 GBP	348,599 USD	Citi	04/04/2018	—	(2,166)
217,870,000 JPY	2,056,243 USD	Citi	04/04/2018	8,560	—
218,811,000 JPY	2,048,562 USD	Citi	04/04/2018	—	(7,965)
12,304,183 MXN	785,000 CAD	Citi	04/04/2018	—	(67,376)
1,369,000 NZD	995,249 USD	Citi	04/04/2018	5,876	—
4,450,648 USD	3,608,000 EUR	Citi	04/04/2018	—	(10,869)
245,228 USD	174,000 GBP	Citi	04/04/2018	—	(1,095)
4,117,903 USD	436,681,000 JPY	Citi	04/04/2018	—	(13,692)
991,567 USD	1,369,000 NZD	Citi	04/04/2018	—	(2,193)
174,000 GBP	245,506 USD	Citi	05/02/2018	1,083	—
218,222,000 JPY	2,059,475 USD	Citi	05/02/2018	4,870	—
1,369,000 NZD	991,402 USD	Citi	05/02/2018	2,106	—
2,827,748 USD	2,286,000 EUR	Citi	05/02/2018	—	(9,126)
1,875,000 AUD	1,467,926 USD	Deutsche Bank	04/04/2018	27,832	—
3,733,616 CAD	2,935,782 USD	Deutsche Bank	04/04/2018	37,742	—
1,751,471 DKK	289,969 USD	Deutsche Bank	04/04/2018	860	—
20,575,800 EUR	25,362,143 USD	Deutsche Bank	04/04/2018	42,851	—
975,000 EUR	1,193,800 USD	Deutsche Bank	04/04/2018	—	(5,974)
20,749,879 GBP	28,936,448 USD	Deutsche Bank	04/04/2018	—	(176,885)
30,507,000 JPY	288,361 USD	Deutsche Bank	04/04/2018	1,637	—
599,486,248 JPY	5,610,564 USD	Deutsche Bank	04/04/2018	—	(23,795)
2,205,130 NZD	1,601,264 USD	Deutsche Bank	04/04/2018	7,621	—
11,106,000 SEK	1,358,067 USD	Deutsche Bank	04/04/2018	27,880	—
1,440,936 USD	1,875,000 AUD	Deutsche Bank	04/04/2018	—	(842)
2,881,982 USD	3,713,616 CAD	Deutsche Bank	04/04/2018	533	—
291,213 USD	1,751,471 DKK	Deutsche Bank	04/04/2018	—	(2,104)
25,491,009 USD	20,575,800 EUR	Deutsche Bank	04/04/2018	—	(171,718)
379,514 USD	275,000 GBP	Deutsche Bank	04/04/2018	6,328	—
28,931,562 USD	20,453,879 GBP	Deutsche Bank	04/04/2018	—	(233,534)
4,919,313 USD	522,541,248 JPY	Deutsche Bank	04/04/2018	—	(8,133)
1,601,897 USD	2,205,130 NZD	Deutsche Bank	04/04/2018	—	(8,254)
1,339,200 USD	11,106,000 SEK	Deutsche Bank	04/04/2018	—	(9,013)
1,875,000 AUD	1,440,994 USD	Deutsche Bank	05/02/2018	882	—
3,713,616 CAD	2,883,283 USD	Deutsche Bank	05/02/2018	—	(821)
1,751,471 DKK	291,781 USD	Deutsche Bank	05/02/2018	2,087	—
20,575,800 EUR	25,540,987 USD	Deutsche Bank	05/02/2018	171,172	—
230,000 EUR	283,421 USD	Deutsche Bank	05/02/2018	—	(167)
20,453,879 GBP	28,963,715 USD	Deutsche Bank	05/02/2018	231,524	—
705,000 GBP	990,128 USD	Deutsche Bank	05/02/2018	—	(207)
522,541,248 JPY	4,927,914 USD	Deutsche Bank	05/02/2018	8,081	—
1,834,130 NZD	1,331,012 USD	Deutsche Bank	05/02/2018	5,592	—
11,106,000 SEK	1,341,870 USD	Deutsche Bank	05/02/2018	9,005	—
Total				689,388	(755,929)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
90-Day Euro$	101	12/2018	USD	24,620,013	—	(2,611)
90-Day Sterling	24	12/2019	GBP	2,959,800	2,088	—
Long Gilt	21	06/2018	GBP	2,628,438	50,478	—
44	CTIVPSM – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (formerly Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund), March 31, 2018 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	8	06/2018	USD	973,885	7,541	—
U.S. Treasury 5-Year Note	26	06/2018	USD	2,981,080	8,031	—
Total					68,138	(2,611)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
90-Day Euro$	(26)	12/2019	USD	(6,318,975)	1,466	—
90-Day Euro$	(75)	12/2019	USD	(18,227,813)	—	(6,335)
Canadian Government 10-Year Bond	(3)	06/2018	CAD	(402,514)	—	(3,734)
Japanese 10-Year Government Bond	(3)	06/2018	JPY	(453,868,815)	—	(4,168)
Short Term Euro-BTP	(8)	06/2018	EUR	(904,868)	—	(4,828)
U.S. Long Bond	(3)	06/2018	USD	(444,251)	—	(13,527)
U.S. Treasury 2-Year Note	(6)	06/2018	USD	(1,275,440)	—	(1,788)
U.S. Treasury Ultra 10-Year Note	(21)	06/2018	USD	(2,756,524)	—	(26,359)
U.S. Ultra Bond	(12)	06/2018	USD	(1,957,089)	—	(62,485)
Total					1,466	(123,224)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	3,295,000	3,295,000	2.95	08/2022	150,539	151,158
10-Year OTC interest rate swap with Deutsche Bank to receive 6-Month JPY LIBOR BBA and pay exercise rate	Deutsche Bank	JPY	395,875,000	395,875,000	1.10	06/2022	53,851	42,589
30-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	860,000	860,000	3.54	06/2019	16,448	14,271
GBP Put/USD Call	Deutsche Bank	GBP	900,000	900,000	1.35	07/2018	8,654	6,215
Total							229,492	214,233

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	UBS	USD	(18,100,000)	(18,100,000)	2.40	02/2020	(55,205)	(73,196)
GBP Call/USD Put	Deutsche Bank	GBP	(900,000)	(900,000)	1.47	07/2018	(9,435)	(6,190)
Total							(64,640)	(79,386)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(4,345,000)	(4,345,000)	2.65	08/2018	(55,342)	(98,008)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 6-Month EURIBOR	UBS	EUR	(2,100,000)	(2,100,000)	1.65	02/2019	(24,011)	(9,645)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,830,000)	(1,830,000)	3.15	03/2019	(4,190)	(3,727)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(18,100,000)	(18,100,000)	3.40	02/2020	(68,780)	(59,317)
USD Put/MXN Call	Deutsche Bank	USD	(485,000)	(485,000)	18.18	06/2018	(7,154)	(8,064)
Total							(159,477)	(178,761)

CTIVPSM – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2018	45

Portfolio of Investments  (continued)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (formerly Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund), March 31, 2018 (Unaudited)
Interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 3.012%	UK Retail Price Index All Items Monthly	Receives At maturity, Pays At maturity	Deutsche Bank	07/13/2021	GBP	1,125,000	(31,564)	—	—	—	—	(31,564)
UK Retail Price Index All Items Monthly	Fixed rate of 3.270%	Receives At maturity, Pays At maturity	Deutsche Bank	12/12/2021	GBP	—	(81,237)	—	—	—	—	(81,237)
Fixed rate of 3.975%	7-Day CFETS China Fixing Repo Rate	Receives Quarterly, Pays Quarterly	Deutsche Bank	02/12/2023	CNY	5,593,500	10,899	1,142	—	—	12,041	—
Fixed rate of 3.960%	7-Day CFETS China Fixing Repo Rate	Receives Quarterly, Pays Quarterly	Deutsche Bank	02/12/2023	CNY	2,621,500	4,829	527	—	—	5,357	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.310%	Receives At maturity, Pays At maturity	Deutsche Bank	07/02/2023	GBP	—	(139,813)	—	—	—	—	(139,813)
UK Retail Price Index All Items Monthly	Fixed rate of 3.029%	Receives At maturity, Pays At maturity	Deutsche Bank	07/13/2026	GBP	320,000	19,152	—	—	—	19,152	—
Eurostat Eurozone HICP ex Tobacco NSA	Fixed rate of 1.470%	Receives At maturity, Pays At maturity	Deutsche Bank	03/15/2027	EUR	270,000	811	—	—	—	811	—
Fixed rate of 1.970%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives At Maturity, Pays At Maturity	Deutsche Bank	03/15/2047	EUR	270,000	8,581	—	—	—	8,581	—
Total							(208,342)	1,669	—	—	45,942	(252,614)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 1.915%	U.S. CPI Urban Consumers NSA	Receives At maturity, Pays At maturity	Goldman Sachs	04/30/2018	USD	3,010,000	(5,558)	—	—	—	(5,558)
Fixed rate of 2.703%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Goldman Sachs	03/31/2020	USD	5,500,000	8,229	—	—	8,229	—
3-Month USD LIBOR	Fixed rate of 2.851%	Receives Quarterly, Pays Semi annually	Goldman Sachs	03/27/2021	USD	560,000	(680)	—	—	—	(680)
Fixed rate of 2.763%	3-Month USD LIBOR	Receives Semi Annually, Pays Quarterly	Goldman Sachs	04/01/2021	USD	505,000	(266)	—	—	—	(266)
Fixed rate of 2.763%	3-Month USD LIBOR	Receives Semi Annually, Pays Quarterly	Goldman Sachs	04/01/2021	USD	505,000	(271)	—	—	—	(271)
Eurostat Eurozone HICP ex Tobacco NSA	Fixed rate of 1.256%	Receives At maturity, Pays At maturity	Goldman Sachs	08/15/2022	EUR	1,060,000	10,961	—	—	10,961	—
Eurostat Eurozone HICP ex Tobacco NSA	Fixed rate of 1.299%	Receives At maturity, Pays At maturity	Goldman Sachs	09/29/2022	EUR	1,030,000	8,244	—	—	8,244	—
Fixed rate of 0.093%	6-Month JPY BBA LIBOR	Receives Semi annually, Pays Semi annually	Goldman Sachs	11/08/2022	JPY	162,220,000	(275)	—	—	—	(275)
46	CTIVPSM – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (formerly Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund), March 31, 2018 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 0.092%	6-Month JPY BBA LIBOR	Receives Semi annually, Pays Semi annually	Goldman Sachs	11/08/2022	JPY	162,220,000	(314)	—	—	—	(314)
UK Retail Price Index All Items Monthly	Fixed rate of 3.333%	Receives At maturity, Pays At maturity	Goldman Sachs	01/15/2023	GBP	1,320,000	(8,102)	—	—	—	(8,102)
Fixed rate of 0.145%	6-Month JPY BBA LIBOR	Receives Semi annually, Pays Semi annually	Goldman Sachs	01/30/2023	JPY	304,250,000	5,271	—	—	5,271	—
Fixed rate of 3.210%	UK Retail Price Index All Items Monthly	Receives At maturity, Pays At maturity	Goldman Sachs	02/15/2023	GBP	4,845,000	21,423	—	—	21,423	—
Fixed rate of 3.220%	UK Retail Price Index All Items Monthly	Receives At maturity, Pays At maturity	Goldman Sachs	03/15/2023	GBP	1,550,000	(2,293)	—	—	—	(2,293)
3-Month NZD-LIBOR	Fixed rate of 3.067%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/08/2027	NZD	537,075	(1,789)	—	—	—	(1,789)
3-Month NZD-LIBOR	Fixed rate of 3.070%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/08/2027	NZD	542,500	(1,907)	—	—	—	(1,907)
3-Month NZD-LIBOR	Fixed rate of 3.055%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/08/2027	NZD	1,090,425	(2,835)	—	—	—	(2,835)
6-Month JPY BBA LIBOR	Fixed rate of 0.273%	Receives Semi annually, Pays Semi annually	Goldman Sachs	11/08/2027	JPY	77,585,000	(295)	—	—	—	(295)
3-Month USD LIBOR	Fixed rate of 2.967%	Receives Quarterly, Pays Semi annually	Goldman Sachs	11/15/2027	USD	1,070,000	(13,071)	—	—	—	(13,071)
UK Retail Price Index All Items Monthly	Fixed rate of 3.455%	Receives At maturity, Pays At maturity	Goldman Sachs	11/15/2027	GBP	1,215,000	(26,418)	—	—	—	(26,418)
6-Month JPY BBA LIBOR	Fixed rate of 0.351%	Receives Semi annually, Pays Semi annually	Goldman Sachs	01/11/2028	JPY	75,125,000	(4,870)	—	—	—	(4,870)
Fixed rate of 3.405%	UK Retail Price Index All Items Monthly	Receives At maturity, Pays At maturity	Goldman Sachs	01/15/2028	GBP	1,320,000	15,846	—	—	15,846	—
6-Month EURIBOR	Fixed rate of 1.040%	Receives Semi annually, Pays Annually	Goldman Sachs	03/23/2028	EUR	430,000	(4,460)	—	—	—	(4,460)
3-Month USD LIBOR	Fixed rate of 2.978%	Receives Quarterly, Pays Semi annually	Goldman Sachs	03/23/2028	USD	1,790,000	(26,286)	—	—	—	(26,286)
Fixed rate of 2.917%	3-Month USD LIBOR	Receives Semi Annually, Pays Quarterly	Goldman Sachs	03/27/2028	USD	230,000	2,098	—	—	2,098	—
Fixed rate of 3.548%	UK Retail Price Index All Items Monthly	Receives At maturity, Pays At maturity	Goldman Sachs	11/15/2032	GBP	1,215,000	45,525	—	—	45,525	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.502%	Receives At maturity, Pays At maturity	Goldman Sachs	02/15/2034	GBP	415,000	(12,046)	—	—	—	(12,046)
Fixed rate of 3.600%	UK Retail Price Index All Items Monthly	Receives At maturity, Pays At maturity	Goldman Sachs	11/15/2042	GBP	730,000	54,708	—	—	54,708	—
Fixed rate of 1.832%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives At maturity, Pays At maturity	Goldman Sachs	05/15/2047	EUR	365,000	(10,253)	—	—	—	(10,253)
UK Retail Price Index All Items Monthly	Fixed rate of 3.550%	Receives At maturity, Pays At maturity	Goldman Sachs	11/15/2047	GBP	730,000	(69,899)	—	—	—	(69,899)
6-Month EURIBOR	Fixed rate of 1.519%	Receives Semi annually, Pays Annually	Goldman Sachs	01/05/2048	EUR	215,000	(3,546)	—	—	—	(3,546)
6-Month EURIBOR	Fixed rate of 1.491%	Receives Semi annually, Pays Annually	Goldman Sachs	01/08/2048	EUR	215,000	(1,667)	—	—	—	(1,667)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2018	47

Portfolio of Investments  (continued)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (formerly Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund), March 31, 2018 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
6-Month GBP LIBOR	Fixed rate of 1.520%	Receives Semi annually, Pays Semi annually	Goldman Sachs	01/10/2048	GBP	380,000	(2,622)	—	—	—	(2,622)
Fixed rate of 3.514%	UK Retail Price Index All Items Monthly	Receives At maturity, Pays At maturity	Goldman Sachs	01/15/2048	GBP	160,000	10,526	—	—	10,526	—
Fixed rate of 1.991%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives At maturity, Pays At maturity	Goldman Sachs	01/15/2048	EUR	150,000	4,096	—	—	4,096	—
Fixed rate of 1.974%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives At maturity, Pays At maturity	Goldman Sachs	01/15/2048	EUR	150,000	2,972	—	—	2,972	—
6-Month JPY BBA LIBOR	Fixed rate of 1.013%	Receives Semi annually, Pays Semi annually	Goldman Sachs	01/30/2048	JPY	52,610,000	(22,399)	—	—	—	(22,399)
Fixed rate of 2.000%	Eurostat Eurozone HICP ex Tobacco NSA	Receives At maturity, Pays At maturity	Goldman Sachs	02/15/2048	EUR	415,000	13,264	—	—	13,264	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.510%	Receives At maturity, Pays At maturity	Goldman Sachs	02/15/2048	GBP	320,000	(18,835)	—	—	—	(18,835)
Eurostat Eurozone HICP ex Tobacco NSA	Fixed rate of 1.896%	Receives At maturity, Pays At maturity	Goldman Sachs	03/15/2048	EUR	290,000	3,631	—	—	3,631	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.410%	Receives At maturity, Pays At maturity	Goldman Sachs	03/15/2048	GBP	150,000	2,268	—	—	2,268	—
Total							(31,895)	—	—	209,062	(240,957)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by the government.
(c)	Zero coupon bond.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2018, the value of these securities amounted to $55,441,436, which represents 45.18% of net assets.
(e)	Represents a security purchased on a forward commitment basis.
(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	504,140	10,929,828	(10,815,633)	618,335	(335)	(12)	4,206	618,273

(i)	At March 31, 2018, cash or short-term securities were designated to cover open put and/or call options written.
48	CTIVPSM – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (formerly Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund), March 31, 2018 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2018	49

Portfolio of Investments  (continued)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (formerly Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund), March 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Foreign Government Obligations	—	1,371,252	—	—	1,371,252
Inflation-Indexed Bonds	—	118,256,306	—	—	118,256,306
Options Purchased Puts	—	214,233	—	—	214,233
Money Market Funds	—	—	—	618,273	618,273
Total Investments in Securities	—	119,841,791	—	618,273	120,460,064
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	689,388	—	—	689,388
Futures Contracts	69,604	—	—	—	69,604
Swap Contracts	—	255,004	—	—	255,004
Liability
Forward Foreign Currency Exchange Contracts	—	(755,929)	—	—	(755,929)
Futures Contracts	(125,835)	—	—	—	(125,835)
Options Contracts Written	—	(258,147)	—	—	(258,147)
Swap Contracts	—	(493,571)	—	—	(493,571)
Total	(56,231)	119,278,536	—	618,273	119,840,578
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
50	CTIVPSM – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2018

Portfolio of Investments
CTIVPSM – MFS® Blended Research® Core Equity Fund (formerly Variable Portfolio – MFS® Blended Research® Core Equity Fund), March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Consumer Discretionary 10.2%
Automobiles 0.5%
General Motors Co.	256,112	9,307,110
Hotels, Restaurants & Leisure 2.1%
Aramark	181,784	7,191,375
Marriott International, Inc., Class A	96,194	13,080,460
Royal Caribbean Cruises Ltd.	176,368	20,765,569
Total		41,037,404
Internet & Direct Marketing Retail 2.4%
Amazon.com, Inc.(a)	27,757	40,173,816
Booking Holdings, Inc.(a)	3,204	6,665,570
Total		46,839,386
Media 1.9%
Comcast Corp., Class A	1,079,478	36,885,763
Multiline Retail 0.4%
Kohl’s Corp.	120,142	7,870,502
Specialty Retail 2.9%
Best Buy Co., Inc.	412,232	28,852,118
Home Depot, Inc. (The)	50,217	8,950,678
Ross Stores, Inc.	219,208	17,093,840
Total		54,896,636
Total Consumer Discretionary		196,836,801
Consumer Staples 7.9%
Beverages 1.8%
Molson Coors Brewing Co., Class B	27,046	2,037,375
PepsiCo, Inc.	301,068	32,861,572
Total		34,898,947
Food & Staples Retailing 1.3%
Costco Wholesale Corp.	131,463	24,771,573
Food Products 2.6%
Archer-Daniels-Midland Co.	504,974	21,900,722
Tyson Foods, Inc., Class A	406,760	29,770,765
Total		51,671,487
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 2.2%
Altria Group, Inc.	213,524	13,306,816
Philip Morris International, Inc.	291,989	29,023,706
Total		42,330,522
Total Consumer Staples		153,672,529
Energy 5.5%
Energy Equipment & Services 1.0%
Schlumberger Ltd.	305,471	19,788,411
Oil, Gas & Consumable Fuels 4.5%
EOG Resources, Inc.	256,693	27,022,072
Exxon Mobil Corp.	146,129	10,902,685
Phillips 66	327,445	31,408,524
Valero Energy Corp.	179,402	16,643,124
Total		85,976,405
Total Energy		105,764,816
Financials 16.0%
Banks 6.8%
Bank of America Corp.	1,282,171	38,452,308
Citigroup, Inc.	595,581	40,201,718
JPMorgan Chase & Co.	130,270	14,325,792
Wells Fargo & Co.	716,812	37,568,117
Total		130,547,935
Consumer Finance 2.6%
Discover Financial Services	410,311	29,513,670
Synchrony Financial	607,854	20,381,345
Total		49,895,015
Diversified Financial Services 0.6%
Berkshire Hathaway, Inc., Class B(a)	61,070	12,182,243
Insurance 5.2%
Allstate Corp. (The)	223,073	21,147,321
Chubb Ltd.	60,748	8,308,504
Hartford Financial Services Group, Inc. (The)	317,539	16,359,609
MetLife, Inc.	624,190	28,644,079
Prudential Financial, Inc.	249,249	25,809,734
Total		100,269,247
CTIVPSM – MFS® Blended Research® Core Equity Fund | Quarterly Report 2018	51

Portfolio of Investments  (continued)
CTIVPSM – MFS® Blended Research® Core Equity Fund (formerly Variable Portfolio – MFS® Blended Research® Core Equity Fund), March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 0.8%
Annaly Capital Management Inc	1,470,701	15,339,411
Total Financials		308,233,851
Health Care 13.3%
Biotechnology 2.4%
Biogen, Inc.(a)	103,441	28,324,215
Celgene Corp.(a)	192,657	17,186,931
Total		45,511,146
Health Care Equipment & Supplies 1.8%
Medtronic PLC	410,360	32,919,079
Zimmer Biomet Holdings, Inc.	23,439	2,555,789
Total		35,474,868
Health Care Providers & Services 3.6%
CIGNA Corp.	61,215	10,268,204
Express Scripts Holding Co.(a)	116,023	8,014,869
Humana, Inc.	88,372	23,757,045
McKesson Corp.	190,934	26,896,872
Total		68,936,990
Pharmaceuticals 5.5%
Bristol-Myers Squibb Co.	152,998	9,677,124
Eli Lilly & Co.	403,131	31,190,245
Johnson & Johnson	402,233	51,546,159
Pfizer, Inc.	395,603	14,039,950
Total		106,453,478
Total Health Care		256,376,482
Industrials 12.5%
Aerospace & Defense 3.7%
Boeing Co. (The)	120,402	39,477,408
Textron, Inc.	166,064	9,792,794
United Technologies Corp.	181,638	22,853,693
Total		72,123,895
Airlines 0.7%
Delta Air Lines, Inc.	247,828	13,583,453
Building Products 0.9%
Owens Corning	208,022	16,724,969
Electrical Equipment 1.5%
Eaton Corp. PLC	359,596	28,735,316
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 1.5%
Honeywell International, Inc.	195,662	28,275,116
Machinery 0.6%
Allison Transmission Holdings, Inc.	124,596	4,866,720
Ingersoll-Rand PLC	83,795	7,165,310
Total		12,032,030
Road & Rail 2.1%
Kansas City Southern	56,694	6,227,836
Union Pacific Corp.	258,900	34,803,927
Total		41,031,763
Trading Companies & Distributors 1.5%
United Rentals, Inc.(a)	104,867	18,113,677
Univar, Inc.(a)	385,770	10,705,117
Total		28,818,794
Total Industrials		241,325,336
Information Technology 26.3%
Communications Equipment 2.2%
Cisco Systems, Inc.	972,815	41,724,035
Internet Software & Services 6.5%
Alphabet, Inc., Class A(a)	33,935	35,195,346
Alphabet, Inc., Class C(a)	35,189	36,307,658
Facebook, Inc., Class A(a)	342,305	54,696,916
Total		126,199,920
IT Services 4.2%
DXC Technology Co.	310,715	31,236,179
FleetCor Technologies, Inc.(a)	129,610	26,246,025
Global Payments, Inc.	142,253	15,864,054
International Business Machines Corp.	44,090	6,764,729
Total		80,110,987
Semiconductors & Semiconductor Equipment 3.3%
Broadcom Ltd.	73,384	17,292,940
Intel Corp.	892,690	46,491,295
Total		63,784,235

52	CTIVPSM – MFS® Blended Research® Core Equity Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – MFS® Blended Research® Core Equity Fund (formerly Variable Portfolio – MFS® Blended Research® Core Equity Fund), March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 6.3%
Electronic Arts, Inc.(a)	178,789	21,676,378
Microsoft Corp.	565,654	51,627,241
Oracle Corp.	547,338	25,040,714
Take-Two Interactive Software, Inc.(a)	231,313	22,617,785
Total		120,962,118
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc.	330,705	55,485,685
Hewlett Packard Enterprise Co.	1,070,962	18,784,673
Total		74,270,358
Total Information Technology		507,051,653
Materials 1.5%
Chemicals 1.2%
CF Industries Holdings, Inc.	612,996	23,128,339
Containers & Packaging 0.3%
Sealed Air Corp.	125,687	5,378,147
Total Materials		28,506,486
Real Estate 1.8%
Equity Real Estate Investment Trusts (REITS) 1.8%
SBA Communications Corp.(a)	171,116	29,247,147
STORE Capital Corp.	248,511	6,168,043
Total		35,415,190
Total Real Estate		35,415,190
Telecommunication Services 0.7%
Wireless Telecommunication Services 0.7%
T-Mobile U.S.A., Inc.(a)	235,465	14,372,784
Total Telecommunication Services		14,372,784
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.6%
Electric Utilities 3.2%
Exelon Corp.	724,502	28,262,823
NextEra Energy, Inc.	181,307	29,612,872
PPL Corp.	131,879	3,730,857
Total		61,606,552
Independent Power and Renewable Electricity Producers 0.4%
AES Corp. (The)	638,567	7,260,507
Total Utilities		68,867,059
Total Common Stocks (Cost $1,649,606,050)		1,916,422,987

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(b),(c)	12,904,883	12,903,593
Total Money Market Funds (Cost $12,904,143)		12,903,593
Total Investments in Securities (Cost: $1,662,510,193)		1,929,326,580
Other Assets & Liabilities, Net		(206,359)
Net Assets		1,929,120,221

CTIVPSM – MFS® Blended Research® Core Equity Fund | Quarterly Report 2018	53

Portfolio of Investments  (continued)
CTIVPSM – MFS® Blended Research® Core Equity Fund (formerly Variable Portfolio – MFS® Blended Research® Core Equity Fund), March 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	7,891,513	31,821,046	(26,807,676)	12,904,883	(970)	(550)	44,493	12,903,593
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
54	CTIVPSM – MFS® Blended Research® Core Equity Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – MFS® Blended Research® Core Equity Fund (formerly Variable Portfolio – MFS® Blended Research® Core Equity Fund), March 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	196,836,801	—	—	—	196,836,801
Consumer Staples	153,672,529	—	—	—	153,672,529
Energy	105,764,816	—	—	—	105,764,816
Financials	308,233,851	—	—	—	308,233,851
Health Care	256,376,482	—	—	—	256,376,482
Industrials	241,325,336	—	—	—	241,325,336
Information Technology	507,051,653	—	—	—	507,051,653
Materials	28,506,486	—	—	—	28,506,486
Real Estate	35,415,190	—	—	—	35,415,190
Telecommunication Services	14,372,784	—	—	—	14,372,784
Utilities	68,867,059	—	—	—	68,867,059
Total Common Stocks	1,916,422,987	—	—	—	1,916,422,987
Money Market Funds	—	—	—	12,903,593	12,903,593
Total Investments in Securities	1,916,422,987	—	—	12,903,593	1,929,326,580
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
CTIVPSM – MFS® Blended Research® Core Equity Fund | Quarterly Report 2018	55

Portfolio of Investments
CTIVPSM – Victory Sycamore Established Value Fund (formerly Variable Portfolio – Victory Sycamore Established Value Fund), March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.4%
Issuer	Shares	Value ($)
Consumer Discretionary 11.5%
Auto Components 1.4%
BorgWarner, Inc.	163,600	8,217,628
Hotels, Restaurants & Leisure 1.4%
Darden Restaurants, Inc.	97,600	8,320,400
Leisure Products 1.6%
Hasbro, Inc.	107,200	9,036,960
Media 3.6%
CBS Corp., Class B Non Voting	112,600	5,786,514
Cinemark Holdings, Inc.	243,600	9,176,412
Interpublic Group of Companies, Inc. (The)	252,100	5,805,863
Total		20,768,789
Specialty Retail 2.5%
AutoNation, Inc.(a)	138,500	6,479,030
Tiffany & Co.	84,900	8,291,334
Total		14,770,364
Textiles, Apparel & Luxury Goods 1.0%
VF Corp.	78,200	5,796,184
Total Consumer Discretionary		66,910,325
Consumer Staples 8.4%
Food & Staples Retailing 3.3%
Kroger Co. (The)	367,700	8,802,738
SYSCO Corp.	174,700	10,475,012
Total		19,277,750
Food Products 5.1%
Archer-Daniels-Midland Co.	382,300	16,580,351
Hormel Foods Corp.	129,800	4,454,736
Ingredion, Inc.	68,900	8,882,588
Total		29,917,675
Total Consumer Staples		49,195,425
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 6.5%
Oil, Gas & Consumable Fuels 6.5%
Cimarex Energy Co.	77,700	7,264,950
Devon Energy Corp.	265,800	8,449,782
Energen Corp.(a)	115,590	7,265,987
Parsley Energy, Inc., Class A(a)	276,100	8,004,139
PDC Energy, Inc.(a)	137,400	6,736,722
Total		37,721,580
Total Energy		37,721,580
Financials 19.4%
Banks 4.1%
Citizens Financial Group, Inc.	224,400	9,420,312
SunTrust Banks, Inc.	214,500	14,594,580
Total		24,014,892
Capital Markets 1.6%
E*TRADE Financial Corp.(a)	170,400	9,441,864
Insurance 13.7%
Aflac, Inc.	198,800	8,699,488
Alleghany Corp.	22,200	13,640,568
Allstate Corp. (The)	62,500	5,925,000
American Financial Group, Inc.	62,200	6,980,084
Arthur J Gallagher & Co.	139,700	9,601,581
FNF Group	207,200	8,292,144
Markel Corp.(a)	7,900	9,244,975
Marsh & McLennan Companies, Inc.	62,660	5,175,090
WR Berkley Corp.	166,200	12,082,740
Total		79,641,670
Total Financials		113,098,426
Health Care 6.9%
Health Care Equipment & Supplies 2.3%
Hologic, Inc.(a)	230,500	8,611,480
STERIS PLC	54,000	5,041,440
Total		13,652,920
56	CTIVPSM – Victory Sycamore Established Value Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – Victory Sycamore Established Value Fund (formerly Variable Portfolio – Victory Sycamore Established Value Fund), March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 3.1%
HCA Healthcare, Inc.	74,100	7,187,700
Quest Diagnostics, Inc.	106,000	10,631,800
Total		17,819,500
Pharmaceuticals 1.5%
Perrigo Co. PLC	106,300	8,859,042
Total Health Care		40,331,462
Industrials 14.3%
Aerospace & Defense 1.9%
Textron, Inc.	185,300	10,927,141
Building Products 0.9%
Owens Corning	64,040	5,148,816
Commercial Services & Supplies 1.2%
Republic Services, Inc.	106,760	7,070,715
Construction & Engineering 1.6%
Quanta Services, Inc.(a)	268,600	9,226,410
Electrical Equipment 0.9%
Hubbell, Inc.	44,740	5,448,437
Machinery 6.6%
AGCO Corp.	118,000	7,652,300
Colfax Corp.(a)	172,100	5,489,990
Ingersoll-Rand PLC	105,500	9,021,305
PACCAR, Inc.	124,800	8,258,016
Parker-Hannifin Corp.	17,770	3,039,203
Xylem, Inc.	63,580	4,890,574
Total		38,351,388
Road & Rail 1.2%
Landstar System, Inc.	66,300	7,269,795
Total Industrials		83,442,702
Information Technology 14.9%
Communications Equipment 2.7%
Arris International PLC(a)	216,400	5,749,748
Motorola Solutions, Inc.	97,500	10,266,750
Total		16,016,498
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 3.1%
Flex Ltd.(a)	541,900	8,849,227
Keysight Technologies, Inc.(a)	173,220	9,074,996
Total		17,924,223
IT Services 5.7%
Black Knight, Inc.(a)	122,622	5,775,496
DXC Technology Co.	101,490	10,202,790
Fidelity National Information Services, Inc.	101,260	9,751,338
MAXIMUS, Inc.	112,000	7,474,880
Total		33,204,504
Software 1.9%
Nuance Communications, Inc.(a)	418,700	6,594,525
Synopsys, Inc.(a)	51,890	4,319,323
Total		10,913,848
Technology Hardware, Storage & Peripherals 1.5%
Hewlett Packard Enterprise Co.	505,900	8,873,486
Total Information Technology		86,932,559
Materials 9.3%
Chemicals 3.4%
Celanese Corp., Class A	68,800	6,894,448
Eastman Chemical Co.	89,400	9,438,852
International Flavors & Fragrances, Inc.	26,850	3,676,034
Total		20,009,334
Containers & Packaging 3.8%
AptarGroup, Inc.	82,750	7,433,432
Avery Dennison Corp.	23,230	2,468,188
Crown Holdings, Inc.(a)	103,516	5,253,437
Packaging Corp. of America	62,500	7,043,750
Total		22,198,807
Metals & Mining 2.1%
Reliance Steel & Aluminum Co.	142,672	12,232,697
Total Materials		54,440,838

CTIVPSM – Victory Sycamore Established Value Fund | Quarterly Report 2018	57

Portfolio of Investments  (continued)
CTIVPSM – Victory Sycamore Established Value Fund (formerly Variable Portfolio – Victory Sycamore Established Value Fund), March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 3.0%
Equity Real Estate Investment Trusts (REITS) 3.0%
Lamar Advertising Co., Class A	125,100	7,963,866
National Retail Properties, Inc.	237,000	9,304,620
Total		17,268,486
Total Real Estate		17,268,486
Utilities 3.2%
Electric Utilities 2.1%
Alliant Energy Corp.	143,580	5,866,679
Xcel Energy, Inc.	139,182	6,329,997
Total		12,196,676
Multi-Utilities 1.1%
DTE Energy Co.	64,430	6,726,492
Total Utilities		18,923,168
Total Common Stocks (Cost $487,559,443)		568,264,971

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(b),(c)	14,672,371	14,670,904
Total Money Market Funds (Cost $14,671,535)		14,670,904
Total Investments in Securities (Cost: $502,230,978)		582,935,875
Other Assets & Liabilities, Net		435,109
Net Assets		583,370,984

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	13,730,368	17,564,823	(16,622,820)	14,672,371	(520)	(743)	51,419	14,670,904
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
58	CTIVPSM – Victory Sycamore Established Value Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
CTIVPSM – Victory Sycamore Established Value Fund (formerly Variable Portfolio – Victory Sycamore Established Value Fund), March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	66,910,325	—	—	—	66,910,325
Consumer Staples	49,195,425	—	—	—	49,195,425
Energy	37,721,580	—	—	—	37,721,580
Financials	113,098,426	—	—	—	113,098,426
Health Care	40,331,462	—	—	—	40,331,462
Industrials	83,442,702	—	—	—	83,442,702
Information Technology	86,932,559	—	—	—	86,932,559
Materials	54,440,838	—	—	—	54,440,838
Real Estate	17,268,486	—	—	—	17,268,486
Utilities	18,923,168	—	—	—	18,923,168
Total Common Stocks	568,264,971	—	—	—	568,264,971
Money Market Funds	—	—	—	14,670,904	14,670,904
Total Investments in Securities	568,264,971	—	—	14,670,904	582,935,875
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
CTIVPSM – Victory Sycamore Established Value Fund | Quarterly Report 2018	59

Portfolio of Investments
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.7%
Issuer	Shares	Value ($)
Consumer Discretionary 8.8%
Auto Components 1.1%
Cooper Tire & Rubber Co.	83,173	2,436,969
Cooper-Standard Holding, Inc.(a)	11,051	1,357,173
Dana, Inc.	94,256	2,428,034
Modine Manufacturing Co.(a)	78,544	1,661,206
Shiloh Industries, Inc.(a)	1,200	10,440
Stoneridge, Inc.(a)	11,285	311,466
Tower International, Inc.	24,428	677,877
Total		8,883,165
Diversified Consumer Services 0.6%
American Public Education, Inc.(a)	1,202	51,686
Bridgepoint Education, Inc.(a)	19,539	131,693
Graham Holdings Co., Class B	4,677	2,816,723
K12, Inc.(a)	62,015	879,373
Regis Corp.(a)	34,050	515,176
Total		4,394,651
Hotels, Restaurants & Leisure 1.3%
Biglari Holdings, Inc.(a)	1,401	572,182
Bloomin’ Brands, Inc.	208,400	5,059,952
Del Frisco’s Restaurant Group, Inc.(a)	31,474	479,979
J. Alexander’s Holdings, Inc.(a)	3,316	37,968
Jack in the Box, Inc.	34,590	2,951,565
Potbelly Corp.(a)	30,000	361,500
Red Lion Hotels Corp.(a)	96,941	945,175
Total		10,408,321
Household Durables 0.8%
Bassett Furniture Industries, Inc.	8,042	244,075
La-Z-Boy, Inc.	87,165	2,610,592
Libbey, Inc.	5,500	26,895
M/I Homes, Inc.(a)	66,915	2,131,243
MDC Holdings, Inc.	26,980	753,281
Zagg, Inc.(a)	22,500	274,500
Total		6,040,586
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 0.3%
Brunswick Corp.	37,921	2,252,128
Callaway Golf Co.	9,600	157,056
Clarus Corp.(a)	3,414	23,045
Total		2,432,229
Media 0.6%
Gannett Co., Inc.	29,768	297,085
Madison Square Garden Co. (The), Class A(a)	2,410	592,378
Meredith Corp.	32,147	1,729,509
MSG Networks, Inc., Class A(a)	36,200	818,120
Scholastic Corp.	38,100	1,479,804
tronc, Inc.(a)	13,170	216,251
Total		5,133,147
Multiline Retail 0.7%
Big Lots, Inc.	136,551	5,944,065
Specialty Retail 3.2%
Aaron’s, Inc.	117,826	5,490,692
Barnes & Noble Education, Inc.(a)	69,638	479,806
Burlington Stores, Inc.(a)	1,010	134,481
Caleres, Inc.	80,079	2,690,654
Cato Corp. (The), Class A	100	1,474
Chico’s FAS, Inc.	326,979	2,955,890
Children’s Place, Inc. (The)	19,130	2,587,332
Citi Trends, Inc.	24,489	756,955
DSW, Inc., Class A	91,812	2,062,098
Express, Inc.(a)	62,690	448,860
Genesco, Inc.(a)	28,345	1,150,807
Group 1 Automotive, Inc.	24,170	1,579,268
Haverty Furniture Companies, Inc.	5,731	115,480
Hibbett Sports, Inc.(a)	20,300	486,185
Kirkland’s, Inc.(a)	83,224	806,441
Office Depot, Inc.	549,500	1,181,425
Shoe Carnival, Inc.	16,024	381,371
Signet Jewelers Ltd.	28,927	1,114,268
60	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tilly’s, Inc.	36,487	412,303
Zumiez, Inc.(a)	16,400	391,960
Total		25,227,750
Textiles, Apparel & Luxury Goods 0.2%
Culp, Inc.	28,455	869,300
Rocky Brands, Inc.	12,229	262,312
Vera Bradley, Inc.(a)	23,300	247,213
Total		1,378,825
Total Consumer Discretionary		69,842,739
Consumer Staples 2.3%
Food & Staples Retailing 0.5%
Andersons, Inc. (The)	2,429	80,400
Casey’s General Stores, Inc.	20,739	2,276,520
Ingles Markets, Inc., Class A	10,877	368,187
Natural Grocers by Vitamin Cottage, Inc.(a)	14,400	103,104
Smart & Final Stores, Inc.(a)	24,244	134,554
SpartanNash Co.	49,571	853,117
Total		3,815,882
Food Products 1.8%
Dean Foods Co.	303,292	2,614,377
Flowers Foods, Inc.	287,024	6,274,345
Lancaster Colony Corp.	22,867	2,815,842
TreeHouse Foods, Inc.(a)	63,738	2,439,253
Total		14,143,817
Total Consumer Staples		17,959,699
Energy 4.8%
Energy Equipment & Services 1.2%
Archrock, Inc.	39,682	347,217
Aspen Aerogels, Inc.(a)	10,500	44,835
Basic Energy Services, Inc.(a)	4,000	57,760
C&J Energy Services, Inc.(a)	56,707	1,464,175
Dawson Geophysical Co.(a)	1,000	6,740
Exterran Corp.(a)	29,211	779,934
Mammoth Energy Services, Inc.(a)	7,000	224,420
Matrix Service Co.(a)	34,200	468,540
Newpark Resources, Inc.(a)	77,660	629,046
Common Stocks (continued)
Issuer	Shares	Value ($)
ProPetro Holding Corp.(a)	194,344	3,088,126
Superior Energy Services, Inc.(a)	252,381	2,127,572
Total		9,238,365
Oil, Gas & Consumable Fuels 3.6%
Arch Coal, Inc.	20,010	1,838,519
Bonanza Creek Energy, Inc.(a)	22,900	634,559
Callon Petroleum Co.(a)	183,418	2,428,454
Cloud Peak Energy, Inc.(a)	88,073	256,292
Delek U.S. Holdings, Inc.	58,373	2,375,781
Enerplus Corp.	714,420	8,044,369
Hallador Energy Co.	3,705	25,453
Newfield Exploration Co.(a)	72,536	1,771,329
PDC Energy, Inc.(a)	37,565	1,841,812
Peabody Energy Corp.	52,771	1,926,142
Renewable Energy Group, Inc.(a)	90,738	1,161,446
Scorpio Tankers, Inc.	543,693	1,065,638
SilverBow Resources, Inc.(a)	5,528	160,865
SM Energy Co.	153,250	2,763,098
World Fuel Services Corp.	20,200	495,910
WPX Energy, Inc.(a)	118,647	1,753,603
Total		28,543,270
Total Energy		37,781,635
Financials 28.0%
Banks 20.2%
1st Source Corp.	800	40,496
American National Bankshares, Inc.	4,259	160,138
Ameris Bancorp	22,064	1,167,186
Atlantic Capital Bancshares, Inc.(a)	1,991	36,037
BancFirst Corp.	22,578	1,198,892
Bancorp, Inc. (The)(a)	43,000	464,400
Bank of Marin Bancorp	7,609	524,641
Bank of NT Butterfield & Son Ltd. (The)	23,910	1,073,081
Banner Corp.	63,477	3,522,339
Berkshire Hills Bancorp, Inc.	92,292	3,502,481
Brookline Bancorp, Inc.	64,156	1,039,327
Bryn Mawr Bank Corp.	8,112	356,522
Capital City Bank Group, Inc.	7,500	185,625
Cathay General Bancorp	69,041	2,760,259
Central Pacific Financial Corp.	41,350	1,176,821

Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2018	61

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Central Valley Community Bancorp	13,083	255,903
Chemung Financial Corp.	100	4,647
Civista Bancshares, Inc.	5,579	127,536
Commerce Bancshares, Inc.	10,800	647,028
Community Trust Bancorp, Inc.	14,347	648,484
Customers Bancorp, Inc.(a)	59,922	1,746,726
East West Bancorp, Inc.	26,597	1,663,376
Enterprise Financial Services Corp.	94,903	4,450,951
Evans Bancorp, Inc.	11	498
Farmers Capital Bank Corp.	5,735	229,113
Fidelity Southern Corp.	21,173	488,461
Financial Institutions, Inc.	11,900	352,240
First Bancorp	25,876	922,479
First BanCorp(a)	247,909	1,492,412
First Bancshares, Inc. (The)	2,700	87,075
First Busey Corp.	180,775	5,372,633
First Business Financial Services, Inc.	8,200	206,312
First Commonwealth Financial Corp.	138,050	1,950,647
First Connecticut Bancorp, Inc.	1,937	49,587
First Financial Bancorp	30,100	883,435
First Financial Corp.	6,816	283,546
First Horizon National Corp.	193,948	3,652,041
First Merchants Corp.	26,611	1,109,679
First Midwest Bancorp, Inc.	146,039	3,591,099
FNB Corp.	276,790	3,722,826
Glacier Bancorp, Inc.	124,068	4,761,730
Great Southern Bancorp, Inc.	6,732	336,263
Great Western Bancorp, Inc.	55,455	2,233,173
Hancock Holding Co.	90,185	4,662,565
Heartland Financial U.S.A., Inc.	71,142	3,774,083
Heritage Commerce Corp.	37,502	618,033
Heritage Financial Corp.	25,743	787,736
HomeTrust Bancshares, Inc.(a)	14,085	366,914
Iberiabank Corp.	158,554	12,367,212
Independent Bank Corp.	42,625	3,049,819
Independent Bank Corp.	10,078	230,786
Lakeland Financial Corp.	75,791	3,503,818
LegacyTexas Financial Group, Inc.	34,006	1,456,137
MB Financial, Inc.	26,749	1,082,800
Common Stocks (continued)
Issuer	Shares	Value ($)
MidWestOne Financial Group, Inc.	4,700	156,463
National Bank Holdings Corp., Class A	94,383	3,138,235
National Commerce Corp.(a)	6,446	280,723
Northeast Bancorp	8,458	173,389
Northrim BanCorp, Inc.	2,534	87,550
OFG Bancorp	149,674	1,564,093
Old Line Bancshares, Inc.	7,015	231,495
Old National Bancorp	32,900	556,010
Old Second Bancorp, Inc.	3,000	41,700
Peapack Gladstone Financial Corp.	5,184	173,094
Peoples Bancorp, Inc.	5,849	207,347
People’s Utah Bancorp	12	388
Popular, Inc.	9,000	374,580
Preferred Bank/Los Angeles	57,039	3,661,904
Prosperity Bancshares, Inc.	21,300	1,547,019
QCR Holdings, Inc.	12,526	561,791
Renasant Corp.	158,347	6,739,248
Sandy Spring Bancorp, Inc.	6,123	237,327
Seacoast Banking Corp. of Florida(a)	118,781	3,144,133
Shore Bancshares, Inc.	6,200	116,932
Sierra Bancorp	11,657	310,543
South State Corp.	442	37,703
State Bank Financial Corp.	4,689	140,717
Sterling Bancorp	158,956	3,584,458
Stock Yards Bancorp, Inc.	2,334	81,923
Synovus Financial Corp.	14,000	699,160
TCF Financial Corp.	19,600	447,076
TriState Capital Holdings, Inc.(a)	11,522	267,887
Triumph Bancorp, Inc.(a)	4,885	201,262
Two River Bancorp	2,400	43,320
UMB Financial Corp.	5,511	398,941
Umpqua Holdings Corp.	360,279	7,713,573
Union Bankshares Corp.	117,543	4,315,004
United Community Banks, Inc.	180,499	5,712,793
Valley National Bancorp	239,555	2,984,855
Webster Financial Corp.	59,221	3,280,843
WesBanco, Inc.	92,161	3,898,410
Westamerica Bancorporation	28,994	1,683,972

62	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Western Alliance Bancorp(a)	39,192	2,277,447
Wintrust Financial Corp.	101,166	8,705,334
Total		160,156,690
Capital Markets 1.1%
Artisan Partners Asset Management, Inc., Class A	67,035	2,232,266
E*TRADE Financial Corp.(a)	4,500	249,345
Evercore, Inc., Class A	32,475	2,831,820
Investment Technology Group, Inc.	46,174	911,475
Ladenburg Thalmann Financial Services, Inc.	32,224	105,372
Oppenheimer Holdings, Inc., Class A	8,105	208,704
Piper Jaffray Companies	18,722	1,554,862
PJT Partners, Inc.	7,200	360,720
Total		8,454,564
Consumer Finance 0.2%
Enova International, Inc.(a)	63,888	1,408,730
Santander Consumer U.S.A. Holdings, Inc.	6,100	99,430
Total		1,508,160
Diversified Financial Services 0.1%
Marlin Business Services Corp.	6,214	176,167
Voya Financial, Inc.	4,400	222,200
Total		398,367
Insurance 2.8%
American Equity Investment Life Holding Co.	101,097	2,968,208
AMERISAFE, Inc.	36,574	2,020,714
Argo Group International Holdings Ltd.	62,935	3,612,469
Assurant, Inc.	14,796	1,352,502
CNO Financial Group, Inc.	222,089	4,812,669
Donegal Group, Inc., Class A	3,263	51,555
EMC Insurance Group, Inc.	2,900	78,532
Employers Holdings, Inc.	26,300	1,063,835
Federated National Holding Co.	13,172	207,722
Hallmark Financial Services, Inc.(a)	12,696	113,248
Hanover Insurance Group, Inc. (The)	5,400	636,606
Heritage Insurance Holdings, Inc.	21,310	323,060
Horace Mann Educators Corp.	22,744	972,306
Maiden Holdings Ltd.	45,031	292,702
Navigators Group, Inc. (The)	5,313	306,294
Reinsurance Group of America, Inc.	12,722	1,959,188
Common Stocks (continued)
Issuer	Shares	Value ($)
Selective Insurance Group, Inc.	14,321	869,285
State Auto Financial Corp.	5,107	145,907
Third Point Reinsurance Ltd.(a)	21,056	293,731
Total		22,080,533
Mortgage Real Estate Investment Trusts (REITS) 0.7%
Cherry Hill Mortgage Investment Corp.	32,500	570,050
Chimera Investment Corp.	86,889	1,512,737
Invesco Mortgage Capital, Inc.	234,534	3,841,667
Total		5,924,454
Thrifts & Mortgage Finance 2.9%
BankFinancial Corp.	6,905	117,247
Dime Community Bancshares, Inc.	13,200	242,880
First Defiance Financial Corp.	10,000	573,200
Flagstar Bancorp, Inc.(a)	134,434	4,758,963
Meridian Bancorp, Inc.	16,465	331,770
Meta Financial Group, Inc.	6,438	703,030
Northwest Bancshares, Inc.	176,520	2,923,171
Radian Group, Inc.	357,975	6,815,844
Riverview Bancorp, Inc.	5,000	46,700
Southern Missouri Bancorp, Inc.	100	3,660
Territorial Bancorp, Inc.	4,510	133,767
TFS Financial Corp.	76,376	1,121,963
TrustCo Bank Corp.	108,124	913,648
United Financial Bancorp, Inc.	20,761	336,328
Washington Federal, Inc.	53,200	1,840,720
WSFS Financial Corp.	46,803	2,241,864
Total		23,104,755
Total Financials		221,627,523
Health Care 8.0%
Biotechnology 0.8%
Achillion Pharmaceuticals, Inc.(a)	59,200	219,632
Acorda Therapeutics, Inc.(a)	60,805	1,438,038
Applied Genetic Technologies Corp.(a)	1,428	5,498
Ardelyx, Inc.(a)	17,926	90,526
Array BioPharma, Inc.(a)	11,800	192,576
BioTime, Inc.(a)	60,330	162,288
Celldex Therapeutics, Inc.(a)	36,200	84,346
Chimerix, Inc.(a)	73,804	383,781

Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2018	63

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Cidara Therapeutics, Inc.(a)	11,974	47,896
Enanta Pharmaceuticals, Inc.(a)	6,319	511,270
Epizyme, Inc.(a)	10,900	193,475
Five Prime Therapeutics, Inc.(a)	10,500	180,390
Immune Design Corp.(a)	21,700	71,610
Infinity Pharmaceuticals, Inc.(a)	74,475	156,397
Karyopharm Therapeutics, Inc.(a)	6,200	83,204
Kindred Biosciences, Inc.(a)	9,971	86,249
MacroGenics, Inc.(a)	25,626	644,750
MEI Pharma, Inc.(a)	15,079	31,214
Merrimack Pharmaceuticals, Inc.	9,991	80,428
Momenta Pharmaceuticals, Inc.(a)	44,268	803,464
Novavax, Inc.(a)	118,800	249,480
Ophthotech Corp.(a)	62,898	172,340
Recro Pharma, Inc.(a)	2,840	31,268
Retrophin, Inc.(a)	12,596	281,647
Tracon Pharmaceuticals, Inc.(a)	36,972	85,036
Total		6,286,803
Health Care Equipment & Supplies 2.7%
Analogic Corp.	17,756	1,702,800
Angiodynamics, Inc.(a)	278,639	4,806,523
ConforMIS, Inc.(a)	58,084	84,222
Globus Medical, Inc., Class A(a)	30,076	1,498,386
Haemonetics Corp.(a)	29,791	2,179,510
Natus Medical, Inc.(a)	38,612	1,299,294
Orthofix International NV(a)	155,766	9,155,925
RTI Surgical, Inc.(a)	57,298	263,571
SeaSpine Holdings Corp.(a)	2,435	24,691
Total		21,014,922
Health Care Providers & Services 2.2%
Aceto Corp.	197,832	1,503,523
AMN Healthcare Services, Inc.(a)	26,111	1,481,799
Civitas Solutions, Inc.(a)	64,605	994,917
Ensign Group, Inc. (The)	194,400	5,112,720
Envision Healthcare Corp.(a)	28,377	1,090,528
Magellan Health, Inc.(a)	16,745	1,793,390
Premier, Inc.(a)	87,650	2,744,321
Tivity Health, Inc.(a)	59,115	2,343,910
Common Stocks (continued)
Issuer	Shares	Value ($)
Triple-S Management Corp., Class B(a)	3,630	94,888
WellCare Health Plans, Inc.(a)	1,720	333,044
Total		17,493,040
Health Care Technology 0.5%
Allscripts Healthcare Solutions, Inc.(a)	156,233	1,929,478
HMS Holdings Corp.(a)	117,761	1,983,095
Quality Systems, Inc.(a)	28,800	393,120
Total		4,305,693
Life Sciences Tools & Services 0.9%
Bio-Techne Corp.	26,235	3,962,535
Cambrex Corp.(a)	21,797	1,139,983
Harvard Bioscience, Inc.(a)	294,729	1,473,645
Medpace Holdings, Inc.(a)	7,440	259,730
NanoString Technologies, Inc.(a)	44,339	332,986
Total		7,168,879
Pharmaceuticals 0.9%
Horizon Pharma PLC(a)	183,755	2,609,321
Intra-Cellular Therapies, Inc.(a)	1,000	21,050
Otonomy, Inc.(a)	8,983	37,729
Phibro Animal Health Corp., Class A	104,955	4,166,713
Tetraphase Pharmaceuticals, Inc.(a)	22,500	69,075
Total		6,903,888
Total Health Care		63,173,225
Industrials 17.0%
Aerospace & Defense 1.4%
Ducommun, Inc.(a)	24,792	753,181
Esterline Technologies Corp.(a)	49,261	3,603,442
KEYW Holding Corp. (The)(a)	172,333	1,354,537
Moog, Inc., Class A(a)	10,159	837,203
Orbital ATK, Inc.	19,670	2,608,439
Triumph Group, Inc.	38,731	976,021
Vectrus, Inc.(a)	23,500	875,140
Total		11,007,963

64	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.7%
Air Transport Services Group, Inc.(a)	84,393	1,968,045
Atlas Air Worldwide Holdings, Inc.(a)	32,019	1,935,549
Echo Global Logistics, Inc.(a)	34,464	951,206
HUB Group, Inc., Class A(a)	20,400	853,740
Total		5,708,540
Airlines 0.1%
Skywest, Inc.	18,059	982,410
Building Products 1.0%
Apogee Enterprises, Inc.	41,205	1,786,237
Armstrong Flooring, Inc.(a)	41,909	568,705
Gibraltar Industries, Inc.(a)	91,913	3,111,255
Quanex Building Products Corp.	163,002	2,836,235
Total		8,302,432
Commercial Services & Supplies 1.5%
ARC Document Solutions, Inc.(a)	17,829	39,224
Brink’s Co. (The)	31,660	2,258,941
Essendant, Inc.	10,078	78,608
LSC Communications, Inc.	103,130	1,799,618
Pitney Bowes, Inc.	136,930	1,491,168
Quad/Graphics, Inc.	75,739	1,919,984
SP Plus Corp.(a)	56,158	1,999,225
Tetra Tech, Inc.	39,955	1,955,797
Total		11,542,565
Construction & Engineering 2.1%
Aegion Corp.(a)	113,788	2,606,883
EMCOR Group, Inc.	70,912	5,526,172
Fluor Corp.	5,300	303,266
Great Lakes Dredge & Dock Corp.(a)	649,761	2,988,901
Jacobs Engineering Group, Inc.	3,900	230,685
MYR Group, Inc.(a)	15,700	483,874
Orion Group Holdings, Inc.(a)	35,790	235,856
Primoris Services Corp.	27,425	685,077
Tutor Perini Corp.(a)	145,305	3,203,975
Total		16,264,689
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.5%
AZZ, Inc.	69,405	3,032,998
Babcock & Wilcox Enterprises Inc(a)	108,269	473,136
Encore Wire Corp.	5,081	288,093
EnerSys	39,681	2,752,671
Powell Industries, Inc.	7,204	193,355
Regal Beloit Corp.	68,496	5,024,182
Total		11,764,435
Machinery 6.0%
AGCO Corp.	11,900	771,715
Astec Industries, Inc.	35,083	1,935,880
Briggs & Stratton Corp.	29,287	627,035
Chart Industries, Inc.(a)	25,800	1,522,974
ESCO Technologies, Inc.	70,088	4,103,652
FreightCar America, Inc.	12,400	166,160
Global Brass & Copper Holdings, Inc.	73,346	2,453,424
Graham Corp.	6,800	145,656
Greenbrier Companies, Inc. (The)	79,610	4,000,402
Hyster-Yale Materials Handling, Inc.	11,100	776,223
ITT, Inc.	116,724	5,717,142
Manitowoc Co., Inc. (The)(a)	53,800	1,531,148
Milacron Holdings Corp.(a)	182,902	3,683,646
Navistar International Corp.(a)	26,851	938,979
NN, Inc.	110,679	2,656,296
Oshkosh Corp.	11,718	905,450
Park-Ohio Holdings Corp.	5,401	209,829
Spartan Motors, Inc.	157,196	2,703,771
SPX Corp.(a)	192,522	6,253,115
Timken Co. (The)	49,280	2,247,168
Watts Water Technologies, Inc., Class A	51,254	3,982,436
Total		47,332,101
Professional Services 1.7%
CRA International, Inc.	11,877	621,048
Dun & Bradstreet Corp. (The)	4,380	512,460
FTI Consulting, Inc.(a)	85,178	4,123,467
Heidrick & Struggles International, Inc.	29,321	916,281
Huron Consulting Group, Inc.(a)	45,457	1,731,912
Kelly Services, Inc., Class A	14,275	414,546

Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2018	65

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Korn/Ferry International	47,657	2,458,625
ManpowerGroup, Inc.	8,800	1,012,880
RPX Corp.	54,128	578,628
TrueBlue, Inc.(a)	52,428	1,357,885
Total		13,727,732
Road & Rail 0.4%
ArcBest Corp.	29,572	947,782
Celadon Group, Inc.	5,500	20,350
Marten Transport Ltd.	1,766	40,265
Ryder System, Inc.	3,000	218,370
Werner Enterprises, Inc.	51,300	1,872,450
Total		3,099,217
Trading Companies & Distributors 0.6%
Aircastle Ltd.	21,310	423,217
Houston Wire & Cable Co.(a)	8,295	60,761
Rush Enterprises, Inc., Class A(a)	40,726	1,730,448
Textainer Group Holdings Ltd.(a)	28,951	490,719
Titan Machinery, Inc.(a)	32,800	772,768
Veritiv Corp.(a)	18,214	713,989
WESCO International, Inc.(a)	5,391	334,511
Total		4,526,413
Total Industrials		134,258,497
Information Technology 12.9%
Communications Equipment 2.3%
ADTRAN, Inc.	76,101	1,183,370
Digi International, Inc.(a)	24,423	251,557
Infinera Corp.(a)	75,845	823,677
InterDigital, Inc.	25,135	1,849,936
KVH Industries, Inc.(a)	2,036	21,073
NETGEAR, Inc.(a)	35,513	2,031,344
Oclaro, Inc.(a)	167,488	1,601,185
Plantronics, Inc.	64,571	3,898,151
Radware Ltd.(a)	155,979	3,330,152
Ribbon Communications, Inc.(a)	231,375	1,180,012
Viavi Solutions, Inc.(a)	172,305	1,674,805
Total		17,845,262
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 3.1%
Bel Fuse, Inc., Class B	2,700	51,030
Benchmark Electronics, Inc.	54,987	1,641,362
Electro Scientific Industries, Inc.(a)	30,590	591,305
Fitbit, Inc., Class A(a)	162,100	826,710
FLIR Systems, Inc.	163,033	8,153,280
Insight Enterprises, Inc.(a)	22,763	795,111
Maxwell Technologies, Inc.(a)	5,400	32,022
Methode Electronics, Inc.	68,260	2,668,966
MTS Systems Corp.	70,475	3,640,034
Perceptron, Inc.(a)	5,600	47,880
SYNNEX Corp.	15,790	1,869,536
Tech Data Corp.(a)	22,400	1,906,912
TTM Technologies, Inc.(a)	162,932	2,491,230
Vishay Precision Group, Inc.(a)	6,632	206,587
Total		24,921,965
Internet Software & Services 0.5%
Cars.com Inc(a)	98,731	2,797,049
ChannelAdvisor Corp.(a)	6,426	58,477
DHI Group, Inc.(a)	1,796	2,874
Marchex, Inc.	274,554	749,532
Total		3,607,932
IT Services 1.6%
Convergys Corp.	113,670	2,571,215
EVERTEC, Inc.	85,253	1,393,887
Mantech International Corp., Class A	37,657	2,088,834
ServiceSource International, Inc.(a)	375,476	1,430,564
Travelport Worldwide Ltd.	294,975	4,819,891
Unisys Corp.(a)	35,100	377,325
Total		12,681,716
Semiconductors & Semiconductor Equipment 1.9%
Alpha & Omega Semiconductor Ltd.(a)	21,406	330,723
Amkor Technology, Inc.(a)	126,539	1,281,840
Amtech Systems, Inc.(a)	11,400	83,448
Cohu, Inc.	134,441	3,066,599
Cree, Inc.(a)	42,886	1,728,735
Cypress Semiconductor Corp.	81,649	1,384,767
Diodes, Inc.(a)	11,500	350,290

66	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
DSP Group, Inc.(a)	21,012	247,941
MKS Instruments, Inc.	10,560	1,221,264
Silicon Motion Technology Corp., ADR	91,435	4,399,852
SMART Global Holdings, Inc.(a)	4,200	209,328
Veeco Instruments, Inc.(a)	8,200	139,400
Xcerra Corp.(a)	32,500	378,625
Total		14,822,812
Software 3.0%
Agilysys, Inc.(a)	8,838	105,349
FireEye, Inc.(a)	207,777	3,517,665
Glu Mobile, Inc.(a)	122,500	461,825
MicroStrategy, Inc., Class A(a)	6,908	891,063
Nuance Communications, Inc.(a)	175,625	2,766,094
Progress Software Corp.	68,789	2,644,937
QAD, Inc., Class A	10,049	418,541
Rosetta Stone, Inc.(a)	17,218	226,417
Rubicon Project, Inc. (The)(a)	37,789	68,020
SeaChange International, Inc.(a)	665,513	1,803,540
SecureWorks Corp., Class A(a)	10,300	83,224
Synchronoss Technologies, Inc.(a)	71,500	754,325
Telenav, Inc.(a)	19,094	103,107
TiVo Corp.	630,778	8,547,042
Verint Systems, Inc.(a)	4,272	181,987
Zynga, Inc., Class A(a)	296,887	1,086,606
Total		23,659,742
Technology Hardware, Storage & Peripherals 0.5%
Avid Technology, Inc.(a)	31,088	141,139
Cray, Inc.(a)	72,843	1,507,850
Quantum Corp.(a)	106,004	385,855
Stratasys Ltd.(a)	47,560	959,761
Super Micro Computer, Inc.(a)	73,847	1,255,399
Total		4,250,004
Total Information Technology		101,789,433
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 5.4%
Chemicals 2.2%
Ashland Global Holdings, Inc.	8,400	586,236
Innophos Holdings, Inc.	256,258	10,304,134
Kraton Performance Polymers, Inc.(a)	69,833	3,331,732
Minerals Technologies, Inc.	41,066	2,749,369
NewMarket Corp.	990	397,663
Omnova Solutions, Inc.(a)	18,513	194,387
Stepan Co.	2,200	182,996
Total		17,746,517
Containers & Packaging 1.2%
Bemis Co., Inc.	211,095	9,186,854
Metals & Mining 1.4%
Commercial Metals Co.	78,133	1,598,601
Compass Minerals International, Inc.	42,501	2,562,810
Kaiser Aluminum Corp.	23,240	2,344,916
Materion Corp.	5,700	290,985
Olympic Steel, Inc.	34,360	704,724
SunCoke Energy, Inc.(a)	301,411	3,243,183
Warrior Met Coal, Inc.	14,800	414,548
Total		11,159,767
Paper & Forest Products 0.6%
Clearwater Paper Corp.(a)	3,800	148,580
PH Glatfelter Co.	148,090	3,040,288
Resolute Forest Products, Inc.(a)	87,290	724,507
Schweitzer-Mauduit International, Inc.	23,730	929,029
Verso Corp., Class A(a)	11,400	191,976
Total		5,034,380
Total Materials		43,127,518
Real Estate 6.2%
Equity Real Estate Investment Trusts (REITS) 5.7%
Alexander & Baldwin, Inc.	2,165	50,076
Americold Realty Trust	96,505	1,841,315
Ashford Hospitality Trust, Inc.	75,699	489,016
Brandywine Realty Trust	143,925	2,285,529
Columbia Property Trust, Inc.	63,942	1,308,253
Cousins Properties, Inc.	199,520	1,731,834
DCT Industrial Trust, Inc.	2,300	129,582

Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2018	67

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
DiamondRock Hospitality Co.	173,278	1,809,022
Education Realty Trust, Inc.	117,645	3,852,874
Equity Commonwealth(a)	189,852	5,822,761
GEO Group, Inc. (The)	285,772	5,849,753
Getty Realty Corp.	14,867	374,946
Gramercy Property Trust	93,521	2,032,211
Healthcare Trust of America, Inc., Class A	57,702	1,526,218
Hersha Hospitality Trust	1,200	21,480
InfraREIT, Inc.	38,400	746,112
Investors Real Estate Trust	37,472	194,480
iStar, Inc.(a)	12,800	130,176
Kite Realty Group Trust	93,740	1,427,660
MedEquities Realty Trust, Inc.	26,241	275,793
NexPoint Residential Trust, Inc.	19,434	482,741
Outfront Media, Inc.	111	2,080
Physicians Realty Trust	115,846	1,803,722
RLJ Lodging Trust	110,358	2,145,360
STAG Industrial, Inc.	97,822	2,339,902
Summit Hotel Properties, Inc.	181,904	2,475,713
Sunstone Hotel Investors, Inc.	106,677	1,623,624
Washington Real Estate Investment Trust	80,718	2,203,601
Xenia Hotels & Resorts, Inc.	22,100	435,812
Total		45,411,646
Real Estate Management & Development 0.5%
RE/MAX Holdings, Inc., Class A	18,951	1,145,588
Realogy Holdings Corp.	104,685	2,855,807
Total		4,001,395
Total Real Estate		49,413,041
Telecommunication Services 0.4%
Diversified Telecommunication Services 0.3%
Vonage Holdings Corp.(a)	197,885	2,107,475
Wireless Telecommunication Services 0.1%
United States Cellular Corp.(a)	17,090	686,847
Total Telecommunication Services		2,794,322
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.9%
Electric Utilities 0.7%
El Paso Electric Co.	36,951	1,884,501
PNM Resources, Inc.	88,511	3,385,546
Portland General Electric Co.	9,740	394,567
Total		5,664,614
Gas Utilities 1.6%
New Jersey Resources Corp.	41,794	1,675,939
Northwest Natural Gas Co.	12,200	703,330
ONE Gas, Inc.	24,224	1,599,269
Southwest Gas Holdings, Inc.	5,400	365,202
Spire, Inc.	111,509	8,062,101
Total		12,405,841
Multi-Utilities 1.1%
Black Hills Corp.	106,379	5,776,380
NorthWestern Corp.	61,760	3,322,688
Total		9,099,068
Water Utilities 0.5%
American States Water Co.	44,123	2,341,166
California Water Service Group	45,815	1,706,609
Total		4,047,775
Total Utilities		31,217,298
Total Common Stocks (Cost $725,857,869)		772,984,930

Exchange-Traded Funds 0.3%
	Shares	Value ($)
iShares S&P Small-Cap 600 Value ETF	13,637	2,057,005
Total Exchange-Traded Funds (Cost $1,875,319)		2,057,005

Rights —%
Issuer	Shares	Value ($)
Industrials —%
Airlines —%
American Airlines Escrow(a),(b),(c),(d)	185,100	0
Total Industrials		0
Total Rights (Cost $—)		0

68	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2018 (Unaudited)
Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(e),(f)	21,922,778	21,920,586
Total Money Market Funds (Cost $21,921,131)		21,920,586
Total Investments in Securities (Cost: $749,654,319)		796,962,521
Other Assets & Liabilities, Net		(5,968,059)
Net Assets		790,994,462
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2018, the value of these securities amounted to $0, which represents less than 0.01% of net assets.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	19,033,420	51,760,431	(48,871,073)	21,922,778	(683)	(1,006)	85,299	21,920,586
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2018	69

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	69,842,739	—	—	—	69,842,739
Consumer Staples	17,959,699	—	—	—	17,959,699
Energy	37,781,635	—	—	—	37,781,635
Financials	221,627,523	—	—	—	221,627,523
Health Care	63,173,225	—	—	—	63,173,225
Industrials	134,258,497	—	—	—	134,258,497
Information Technology	101,789,433	—	—	—	101,789,433
Materials	43,127,518	—	—	—	43,127,518
Real Estate	49,413,041	—	—	—	49,413,041
Telecommunication Services	2,794,322	—	—	—	2,794,322
Utilities	31,217,298	—	—	—	31,217,298
Total Common Stocks	772,984,930	—	—	—	772,984,930
Exchange-Traded Funds	2,057,005	—	—	—	2,057,005
Rights
Industrials	—	—	0*	—	0*
Money Market Funds	—	—	—	21,920,586	21,920,586
Total Investments in Securities	775,041,935	—	0*	21,920,586	796,962,521

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
70	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2018	71

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	May 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	May 22, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	May 22, 2018